UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3618

BRIGHTHOUSE FUNDS TRUST II

(Exact name of registrant as specified in charter)

One Financial Center

Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Peter H. Duffy Brighthouse Investment Advisers, LLC One Financial Center Boston, Massachusetts 02111	Brian McCabe, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199

Registrant’s telephone number, including area code: (617) 578-3408

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 to March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Brighthouse Funds Trust II (formerly, Metropolitan Series Fund)
Schedule of Investments

March 31, 2017

Brighthouse Funds Trust II

Schedule of Investments as of March 31, 2017 (Unaudited)

Baillie Gifford International Stock Portfolio	BHFTII-1
BlackRock Bond Income Portfolio	BHFTII-5
BlackRock Capital Appreciation Portfolio	BHFTII-41
BlackRock Large Cap Value Portfolio	BHFTII-46
BlackRock Ultra-Short Term Bond Portfolio	BHFTII-51
Brighthouse/Artisan Mid Cap Value Portfolio (formerly, Met/Artisan Mid Cap Value Portfolio)	BHFTII-54
Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)	BHFTII-58
Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)	BHFTII-95
Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly, Met/Wellington Core Equity Opportunities Portfolio)	BHFTII-128
Brighthouse Asset Allocation 20 Portfolio (formerly, MetLife Asset Allocation 20 Portfolio)	BHFTII-132
Brighthouse Asset Allocation 40 Portfolio (formerly, MetLife Asset Allocation 40 Portfolio)	BHFTII-134
Brighthouse Asset Allocation 60 Portfolio (formerly, MetLife Asset Allocation 60 Portfolio)	BHFTII-136
Brighthouse Asset Allocation 80 Portfolio (formerly, MetLife Asset Allocation 80 Portfolio)	BHFTII-138
Frontier Mid Cap Growth Portfolio	BHFTII-140
Jennison Growth Portfolio	BHFTII-145
Loomis Sayles Small Cap Core Portfolio	BHFTII-149
Loomis Sayles Small Cap Growth Portfolio	BHFTII-156
MetLife Aggregate Bond Index Portfolio	BHFTII-161
MetLife Mid Cap Stock Index Portfolio	BHFTII-177
MetLife MSCI EAFE Index Portfolio (formerly, MSCI EAFE Index Portfolio)	BHFTII-186
MetLife Russell 2000 Index Portfolio (formerly, Russell 2000 Index Portfolio)	BHFTII-198
MetLife Stock Index Portfolio	BHFTII-218
MFS Total Return Portfolio	BHFTII-227
MFS Value Portfolio	BHFTII-242
Neuberger Berman Genesis Portfolio	BHFTII-248
T. Rowe Price Large Cap Growth Portfolio	BHFTII-251
T. Rowe Price Small Cap Growth Portfolio	BHFTII-257
Van Eck Global Natural Resources Portfolio	BHFTII-264
Western Asset Management Strategic Bond Opportunities Portfolio	BHFTII-268
Western Asset Management U.S. Government Portfolio	BHFTII-293
Notes to Schedule of Investments	BHFTII-300

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Argentina—2.3%
MercadoLibre, Inc.	194,209	$41,069,377

Australia—2.3%
Brambles, Ltd.	2,033,222	14,500,772
Cochlear, Ltd.	196,353	20,275,937
Seek, Ltd.	530,960	6,457,174

		41,233,883

Brazil—0.9%
Itau Unibanco Holding S.A. (ADR)	1,257,865	15,182,431

Canada—4.6%
Constellation Software, Inc.	48,139	23,655,928
Fairfax Financial Holdings, Ltd.	56,176	25,565,075
Restaurant Brands International, Inc. (a)	325,040	18,106,526
Ritchie Bros. Auctioneers, Inc.	399,424	13,141,050

		80,468,579

China—3.3%
Alibaba Group Holding, Ltd. (ADR) (b)	167,401	18,050,850
Baidu, Inc. (ADR) (b)	131,043	22,607,538
Ctrip.com International, Ltd. (ADR) (b)	376,514	18,505,663

		59,164,051

Denmark—3.7%
DSV A/S	420,806	21,807,597
Novo Nordisk A/S - Class B	493,205	16,956,071
Novozymes A/S - B Shares	380,479	15,081,113
Pandora A/S	111,560	12,360,500

		66,205,281

Finland—1.9%
Kone Oyj - Class B	410,585	18,038,273
Sampo Oyj - A Shares	345,104	16,385,932

		34,424,205

France—3.7%
Bureau Veritas S.A.	541,077	11,414,736
Edenred	686,493	16,229,920
Essilor International S.A.	132,777	16,125,532
Legrand S.A.	354,259	21,374,949

		65,145,137

Germany—6.2%
Brenntag AG	266,377	14,940,171
Continental AG	72,769	15,952,956
Deutsche Boerse AG (b)	328,766	30,131,271
MTU Aero Engines AG	106,916	13,909,369
SAP SE	358,023	35,130,737

		110,064,504

Hong Kong—3.7%
AIA Group, Ltd.	3,070,600	19,354,560
Hang Seng Bank, Ltd.	965,700	19,586,096

Security Description	Shares	Value

Hong Kong—(Continued)
Hong Kong Exchanges and Clearing, Ltd.	1,023,700	$25,760,493

		64,701,149

Ireland—6.5%
CRH plc	605,581	21,357,657
Experian plc	1,191,310	24,317,805
James Hardie Industries plc	1,101,139	17,298,034
Kingspan Group plc	486,677	15,526,223
Ryanair Holdings plc (ADR) (b)	444,995	36,925,685

		115,425,404

Japan—12.3%
Denso Corp.	461,300	20,351,044
FANUC Corp.	92,700	19,052,141
Japan Exchange Group, Inc.	2,328,000	33,227,282
Nidec Corp.	214,700	20,469,204
Rakuten, Inc.	1,939,400	19,461,238
Shimano, Inc.	140,100	20,490,177
SMC Corp.	83,700	24,842,221
Square Enix Holdings Co., Ltd.	521,800	14,779,388
Sumitomo Mitsui Trust Holdings, Inc.	600,600	20,910,427
Toyota Tsusho Corp.	791,500	24,027,734

		217,610,856

Netherlands—2.9%
Heineken Holding NV	325,212	25,862,021
Unilever NV	521,341	25,900,077

		51,762,098

Panama—1.2%
Copa Holdings S.A. - Class A	194,557	21,839,023

Peru—1.0%
Credicorp, Ltd.	110,031	17,968,062

Russia—1.9%
Magnit PJSC (GDR)	450,340	17,169,442
Yandex NV - Class A (b)	706,174	15,486,396

		32,655,838

Singapore—1.5%
United Overseas Bank, Ltd.	1,654,257	26,165,904

South Africa—3.1%
Naspers, Ltd. - N Shares	321,915	55,443,075

South Korea—5.4%
NAVER Corp.	26,429	20,202,056
Samsung Electronics Co., Ltd.	41,102	75,699,236

		95,901,292

Spain—2.8%
Bankinter S.A.	2,242,885	18,834,314
Industria de Diseno Textil S.A.	862,484	30,399,877

		49,234,191

BHFTII-1

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Sweden—5.0%
Atlas Copco AB - B Shares	1,229,015	$39,063,926
Svenska Handelsbanken AB - A Shares (a)	2,491,862	34,178,455
Volvo AB - B Shares (a)	1,007,379	14,831,484

		88,073,865

Switzerland—5.2%
Cie Financiere Richemont S.A.	252,632	19,940,957
LafargeHolcim, Ltd. (b)	280,146	16,531,646
Nestle S.A.	591,239	45,355,746
SGS S.A.	4,541	9,695,378

		91,523,727

Taiwan—5.3%
Hon Hai Precision Industry Co., Ltd.	5,782,584	17,357,079
Taiwan Semiconductor Manufacturing Co., Ltd.	12,199,000	76,553,884

		93,910,963

United Kingdom—11.2%
ASOS plc (b)	186,806	14,109,487
British American Tobacco plc	351,954	23,330,998
Burberry Group plc	607,159	13,141,784
Capita plc	1,638,453	11,602,054
Hargreaves Lansdown plc	888,687	14,493,195
Howden Joinery Group plc	2,135,765	11,614,676
Just Eat plc (b)	1,745,179	12,361,188
Prudential plc	1,187,170	25,112,771
Rio Tinto plc	718,515	28,921,847
Rolls-Royce Holdings plc (b)	844,665	7,971,404
St. James’s Place plc	1,154,335	15,347,988
Wolseley plc	320,845	20,180,749

		198,188,141

United States—0.8%
Pricesmart, Inc.	147,487	13,598,301

Total Common Stocks (Cost $1,353,265,505)		1,746,959,337

Short-Term Investment—0.7%

Repurchase Agreement—0.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $12,711,653 on 04/03/17, collateralized by $12,950,000 U.S. Treasury Note at 1.625% due 07/31/20 with a value of $12,970,513.	12,711,558	12,711,558

Total Short-Term Investments (Cost $12,711,558)		12,711,558

Securities Lending Reinvestments (c)—3.0%
Security Description	Principal Amount*	Value

Repurchase Agreements—2.7%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $363,655 on 04/03/17, collateralized by $523,032 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $370,905.	363,632	363,632
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/17 at 0.880% to be repurchased at $11,000,807 on 04/03/17, collateralized by $11,258,359 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.000%, maturity dates ranging from 03/15/18 - 08/15/25, with a value of $11,220,003.	11,000,000	11,000,000
Deutsche Bank AG, London
Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $86,307 on 04/03/17, collateralized by $87,317 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $88,027.	86,300	86,300
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $500,325 on 04/03/17, collateralized by $77,249 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $548,993.	500,000	500,000
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $4,000,433 on 04/03/17, collateralized by $617,993 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $4,391,946.	4,000,000	4,000,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $10,000,683 on 04/03/17, collateralized by $9,937,441 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $10,206,160.	10,000,000	10,000,000

BHFTII-2

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Natixis New York Repurchase Agreement dated 03/31/17 at 0.980% to be repurchased at $10,000,817 on 04/03/17, collateralized by $11,706,514 U.S. Government Agency and Treasury Obligations with rates ranging from 1.343% - 6.000% , maturity dates ranging from 06/30/18 - 01/16/58, with a value of $10,200,833.	10,000,000	$10,000,000
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $11,000,853 on 04/03/17, collateralized by $32,928,219 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $11,220,000.	11,000,000	11,000,000

		46,949,932

Time Deposits—0.3%
Credit Agricole S.A. London 0.830%, 04/03/17	2,000,000	2,000,000
Den Norske Bank Oslo 0.900%, 04/03/17	2,000,000	2,000,000
Skandanaviska Enskilda Banken 0.850%, 04/03/17	2,000,000	2,000,000

		6,000,000

Total Securities Lending Reinvestments (Cost $52,949,932)		52,949,932

Total Investments—102.4% (Cost $1,418,926,995) (d)		1,812,620,827
Other assets and liabilities (net)—(2.4)%		(43,286,473)

Net Assets—100.0%		$1,769,334,354

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $50,310,142 and the collateral received consisted of cash in the amount of $52,949,932. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(d)	As of March 31, 2017, the aggregate cost of investments was $1,418,926,995. The aggregate unrealized appreciation and depreciation of investments were $442,480,384 and $(48,786,552), respectively, resulting in net unrealized appreciation of $393,693,832.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

Ten Largest Industries as of March 31, 2017 (Unaudited)	% of Net Assets
Banks	8.6
Internet Software & Services	7.3
Machinery	6.5
Capital Markets	5.9
Insurance	5.8
Semiconductors & Semiconductor Equipment	4.3
Technology Hardware, Storage & Peripherals	4.3
Software	4.2
Trading Companies & Distributors	4.0
Professional Services	3.6

BHFTII-3

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$41,069,377	$—	$—	$41,069,377
Australia	—	41,233,883	—	41,233,883
Brazil	15,182,431	—	—	15,182,431
Canada	80,468,579	—	—	80,468,579
China	59,164,051	—	—	59,164,051
Denmark	—	66,205,281	—	66,205,281
Finland	—	34,424,205	—	34,424,205
France	—	65,145,137	—	65,145,137
Germany	—	110,064,504	—	110,064,504
Hong Kong	—	64,701,149	—	64,701,149
Ireland	36,925,685	78,499,719	—	115,425,404
Japan	—	217,610,856	—	217,610,856
Netherlands	—	51,762,098	—	51,762,098
Panama	21,839,023	—	—	21,839,023
Peru	17,968,062	—	—	17,968,062
Russia	15,486,396	17,169,442	—	32,655,838
Singapore	—	26,165,904	—	26,165,904
South Africa	—	55,443,075	—	55,443,075
South Korea	—	95,901,292	—	95,901,292
Spain	—	49,234,191	—	49,234,191
Sweden	—	88,073,865	—	88,073,865
Switzerland	—	91,523,727	—	91,523,727
Taiwan	—	93,910,963	—	93,910,963
United Kingdom	—	198,188,141	—	198,188,141
United States	13,598,301	—	—	13,598,301
Total Common Stocks	301,701,905	1,445,257,432	—	1,746,959,337
Total Short-Term Investment*	—	12,711,558	—	12,711,558
Total Securities Lending Reinvestments*	—	52,949,932	—	52,949,932
Total Investments	$301,701,905	$1,510,918,922	$—	$1,812,620,827

Collateral for Securities Loaned (Liability)	$—	$(52,949,932)	$—	$(52,949,932)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-4

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—52.5% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—37.7%
Fannie Mae 15 Yr. Pool 2.500%, 01/01/30	1,587,114	$1,594,733
2.500%, 07/01/30	434,891	436,478
2.500%, 08/01/30	3,646,780	3,666,690
2.500%, 09/01/30	1,963,088	1,973,804
2.500%, 11/01/30	3,949,661	3,959,138
2.500%, 06/01/31	1,018,500	1,020,269
2.500%, 07/01/31	3,095,905	3,101,280
2.500%, 10/01/31	7,039,268	7,050,907
2.500%, 11/01/31	5,160,705	5,170,215
2.500%, 01/01/32	4,524,780	4,529,963
2.500%, 02/01/32	2,663,297	2,666,348
2.500%, 03/01/32	4,575,721	4,583,182
3.000%, 11/01/28	4,118,841	4,234,516
3.000%, 12/01/28	1,168,294	1,201,650
3.000%, 01/01/29	394,425	404,781
3.000%, 04/01/29	1,708,093	1,756,004
3.000%, 05/01/29	2,529,604	2,598,974
3.000%, 08/01/29	3,040,472	3,124,855
3.000%, 09/01/29	972,788	1,000,239
3.000%, 03/01/30	1,447,113	1,487,959
3.000%, 04/01/30	1,251,453	1,286,002
3.000%, 05/01/30	1,776,290	1,825,877
3.000%, 07/01/30	1,508,397	1,550,005
3.000%, 08/01/30	6,806,470	6,993,454
3.000%, 09/01/30	2,778,675	2,855,904
3.000%, TBA (a)	12,662,000	12,982,697
3.500%, 11/01/25	1,757,296	1,837,992
3.500%, 08/01/26	1,354,698	1,417,120
3.500%, 08/01/28	930,496	974,506
3.500%, 10/01/28	3,988,407	4,177,437
3.500%, 11/01/28	4,850,771	5,080,834
3.500%, 02/01/29	7,270,078	7,614,699
3.500%, 04/01/29	2,057,915	2,156,649
3.500%, 05/01/29	5,018,806	5,250,658
3.500%, 06/01/29	3,008,003	3,152,400
3.500%, 07/01/29	11,141,632	11,678,447
3.500%, 09/01/29	288,700	302,624
3.500%, 12/01/29	13,654,063	14,321,152
3.500%, 08/01/30	1,330,764	1,396,201
4.000%, 01/01/25	11,527	11,918
4.000%, 02/01/25	3,618,279	3,809,781
4.000%, 09/01/25	623,150	652,666
4.000%, 10/01/25	1,914,210	2,015,643
4.000%, 01/01/26	590,770	622,290
4.000%, 04/01/26	414,589	436,529
4.000%, 07/01/26	1,604,782	1,689,995
4.000%, 08/01/26	825,871	857,565
4.500%, 12/01/20	686,485	707,054
4.500%, 02/01/25	576,978	597,354
4.500%, 04/01/25	120,533	127,429
4.500%, 07/01/25	433,079	455,609
4.500%, 06/01/26	2,749,059	2,899,539
Fannie Mae 20 Yr. Pool 3.000%, 10/01/36	140,653	142,657
3.000%, 11/01/36	1,402,124	1,418,194

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 20 Yr. Pool 3.000%, 12/01/36	7,189,391	7,271,789
5.000%, 05/01/23	3,019	3,295
Fannie Mae 30 Yr. Pool 3.000%, 12/01/42	8,981,514	8,953,762
3.000%, 01/01/43	6,078,151	6,059,327
3.000%, 02/01/43	2,843,651	2,834,855
3.000%, 03/01/43	23,299,650	23,225,093
3.000%, 04/01/43	15,939,362	15,888,916
3.000%, 05/01/43	21,325,315	21,258,441
3.000%, 06/01/43	2,717,140	2,708,572
3.000%, 07/01/43	1,508,665	1,503,835
3.000%, 08/01/43	1,232,694	1,228,556
3.000%, 06/01/46	932,557	928,967
3.000%, 07/01/46	7,813,328	7,766,085
3.000%, 08/01/46	17,321,418	17,216,977
3.000%, 09/01/46	12,408,650	12,339,954
3.000%, 10/01/46	7,026,135	6,987,618
3.000%, 11/01/46	5,169,589	5,143,882
3.000%, 12/01/46	4,057,968	4,037,523
3.000%, 01/01/47	90,870,117	90,139,455
3.000%, 02/01/47	3,902,268	3,881,620
3.000%, 03/01/47	35,798,943	35,519,362
3.000%, 04/01/47	3,784,370	3,754,953
3.500%, 01/01/42	963,894	992,216
3.500%, 04/01/42	257,646	265,229
3.500%, 05/01/42	403,943	415,112
3.500%, 06/01/42	1,099,408	1,131,882
3.500%, 07/01/42	136,348	140,138
3.500%, 10/01/42	1,784,830	1,836,691
3.500%, 12/01/42	194,416	200,730
3.500%, 01/01/43	1,076,036	1,107,158
3.500%, 02/01/43	1,750,920	1,800,760
3.500%, 03/01/43	4,501,410	4,641,322
3.500%, 04/01/43	84,895	87,659
3.500%, 06/01/43	1,543,011	1,585,024
3.500%, 07/01/43	13,449,328	13,862,749
3.500%, 08/01/43	8,998,295	9,260,284
3.500%, 09/01/43	150,002	154,569
3.500%, 10/01/43	168,575	174,064
3.500%, 11/01/43	1,519,378	1,562,860
3.500%, 01/01/44	1,903,342	1,961,149
3.500%, 06/01/44	12,739,717	13,102,254
3.500%, 07/01/44	65,731	67,470
3.500%, 01/01/47	20,055,479	20,526,585
3.500%, 02/01/47	692,376	713,796
3.500%, TBA (a)	58,424,000	59,731,962
4.000%, 08/01/33	1,468,301	1,540,132
4.000%, 06/01/39	1,078,135	1,134,867
4.000%, 12/01/39	104,994	110,130
4.000%, 07/01/40	1,360,924	1,428,517
4.000%, 08/01/40	2,466,289	2,591,840
4.000%, 10/01/40	6,526,071	6,898,462
4.000%, 11/01/40	435,694	458,238
4.000%, 12/01/40	2,280,979	2,400,388
4.000%, 04/01/41	224,498	236,314
4.000%, 09/01/41	5,834,329	6,143,239

BHFTII-5

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 4.000%, 10/01/41	385,224	$405,627
4.000%, 12/01/41	1,477,820	1,570,473
4.000%, 02/01/42	3,490,682	3,675,863
4.000%, 05/01/42	1,458,332	1,543,213
4.000%, 06/01/42	816,690	859,084
4.000%, 07/01/42	5,464,999	5,800,221
4.000%, 08/01/42	431,015	453,843
4.000%, 09/01/42	1,057,148	1,112,453
4.000%, 12/01/42	2,962,863	3,136,103
4.000%, 01/01/43	1,286,651	1,354,671
4.000%, 10/01/43	956,391	1,006,934
4.000%, 11/01/43	4,454,434	4,732,760
4.000%, 01/01/44	3,236,256	3,438,938
4.000%, 02/01/44	3,050,801	3,242,726
4.000%, 05/01/44	4,607,404	4,897,139
4.000%, 07/01/44	331,412	349,729
4.000%, 10/01/44	4,182,223	4,387,499
4.000%, 11/01/44	1,759,445	1,845,574
4.000%, 12/01/44	2,618,073	2,774,867
4.000%, 01/01/45	474,944	503,534
4.000%, 02/01/45	1,431,696	1,516,257
4.000%, 03/01/45	1,262,265	1,335,478
4.000%, 04/01/45	1,136,910	1,205,409
4.000%, 05/01/45	376,862	397,697
4.000%, 08/01/45	320,378	336,136
4.000%, 09/01/45	600,947	630,439
4.000%, 10/01/45	13,842,934	14,608,032
4.000%, 11/01/45	5,281,029	5,569,427
4.000%, 12/01/45	7,801,605	8,245,597
4.000%, 01/01/46	6,163,344	6,485,772
4.000%, 02/01/46	2,087,940	2,210,369
4.000%, 03/01/46	5,252,773	5,511,789
4.000%, 04/01/46	1,353,587	1,420,302
4.000%, 05/01/46	1,852,600	1,944,023
4.000%, 06/01/46	4,586,845	4,844,522
4.500%, 08/01/39	1,871,708	2,012,593
4.500%, 11/01/39	395,512	425,779
4.500%, 01/01/40	51,621	55,889
4.500%, 04/01/40	123,263	132,993
4.500%, 05/01/40	321,102	346,242
4.500%, 06/01/40	306,686	330,338
4.500%, 07/01/40	564,161	606,730
4.500%, 08/01/40	4,107,190	4,421,177
4.500%, 11/01/40	1,170,772	1,260,411
4.500%, 07/01/41	346,237	372,739
4.500%, 08/01/41	122,811	131,696
4.500%, 09/01/41	1,250,077	1,345,979
4.500%, 01/01/42	243,036	261,599
4.500%, 06/01/42	165,513	177,475
4.500%, 08/01/42	1,332,184	1,433,268
4.500%, 09/01/42	3,828,632	4,116,423
4.500%, 09/01/43	1,152,579	1,237,748
4.500%, 10/01/43	1,714,826	1,840,606
4.500%, 12/01/43	2,562,260	2,751,882
4.500%, 01/01/44	2,228,085	2,405,484
4.500%, 11/01/45	151,424	162,908

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 4.500%, TBA (a)	5,219,000	5,595,747
5.000%, 11/01/32	7,200	7,871
5.000%, 06/01/39	12,875,219	14,102,366
5.000%, 04/01/41	41,800	45,668
5.000%, 07/01/41	599,699	657,239
5.000%, 08/01/41	588,265	642,388
5.000%, 01/01/42	53,535	58,497
5.000%, TBA (a)	5,657,000	6,181,209
5.500%, 11/01/32	1,477,147	1,649,793
5.500%, 12/01/32	247,036	276,582
5.500%, 01/01/33	935,757	1,047,354
5.500%, 12/01/33	324,717	363,675
5.500%, 05/01/34	2,580,601	2,889,529
5.500%, 08/01/37	2,687,898	3,009,628
5.500%, 02/01/38	383,059	432,096
5.500%, 03/01/38	286,557	321,299
5.500%, 04/01/38	271,569	301,276
5.500%, 06/01/38	418,920	472,009
5.500%, 12/01/38	515,313	572,765
5.500%, 01/01/39	444,507	495,654
5.500%, 08/01/39	394,690	440,334
5.500%, 12/01/39	662,769	738,967
5.500%, 04/01/40	113,164	126,075
5.500%, 04/01/41	472,575	526,644
5.500%, TBA (a)	3,696,000	4,105,640
6.000%, 02/01/34	290,496	332,171
6.000%, 08/01/34	221,700	253,316
6.000%, 04/01/35	3,444,706	3,942,844
6.000%, 06/01/36	528,342	607,490
6.000%, 02/01/38	675,580	767,627
6.000%, 03/01/38	242,532	276,526
6.000%, 05/01/38	788,067	902,323
6.000%, 10/01/38	954,363	1,078,876
6.000%, 12/01/38	272,148	308,079
6.000%, 04/01/40	3,075,389	3,474,503
6.000%, 09/01/40	300,313	339,071
6.000%, 06/01/41	699,272	791,261
6.500%, 05/01/40	4,483,172	5,041,723
Fannie Mae ARM Pool 3.023%, 08/01/38 (b)	669,964	712,703
3.144%, 12/01/40 (b)	942,262	996,446
3.297%, 03/01/41 (b)	557,527	589,861
3.400%, 06/01/41 (b)	1,781,646	1,875,570
3.512%, 09/01/41 (b)	1,285,890	1,352,561
3.519%, 03/01/41 (b)	193,603	203,768
Fannie Mae Pool 2.500%, 05/01/26	900,000	874,268
2.690%, 04/01/25	480,000	477,028
4.000%, 01/01/41	591,167	625,223
Fannie Mae REMICS (CMO)
5.000%, 04/25/35	101,636	107,320
Fannie Mae-ACES
0.131%, 08/25/24 (b) (c)	115,092,940	1,062,285
Freddie Mac 15 Yr. Gold Pool 2.500%, 08/01/29	1,520,859	1,524,730
2.500%, 12/01/29	435,157	436,079

BHFTII-6

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool 2.500%, 05/01/30	1,425,963	$1,428,511
2.500%, 07/01/30	982,147	984,067
2.500%, 08/01/30	2,795,722	2,801,521
2.500%, 09/01/30	3,585,149	3,591,694
2.500%, TBA (a)	14,055,000	14,066,529
3.000%, 01/01/30	1,149,904	1,181,021
3.000%, 04/01/30	5,521,286	5,673,754
3.000%, 05/01/30	892,251	917,065
3.000%, 06/01/30	37,798	38,839
3.000%, 07/01/30	2,017,230	2,072,047
3.000%, 08/01/30	623,060	640,134
3.000%, TBA (a)	9,752,000	10,001,895
3.500%, TBA (a)	6,972,000	7,261,501
Freddie Mac 30 Yr. Gold Pool 3.000%, 12/01/42	3,164,126	3,154,822
3.000%, 01/01/43	2,136,970	2,130,699
3.000%, 03/01/43	4,811,496	4,797,365
3.000%, 07/01/43	13,729,366	13,677,768
3.000%, 09/01/46	1,367,454	1,357,811
3.000%, 12/01/46	12,538,048	12,462,005
3.000%, 01/01/47	9,069,619	8,992,299
3.000%, 02/01/47	16,832,823	16,689,211
3.000%, 03/01/47 (d)	59,630,236	59,121,493
3.500%, 04/01/42	2,160,556	2,227,642
3.500%, 08/01/42	1,699,144	1,753,746
3.500%, 10/01/42	211,869	217,307
3.500%, 01/01/43	1,437,181	1,476,359
3.500%, 06/01/43	382,362	392,785
3.500%, 01/01/44	823,735	849,558
3.500%, 04/01/44	160,972	165,968
3.500%, 05/01/44	691,084	712,891
3.500%, 06/01/44	180,477	186,079
3.500%, 07/01/44	138,209	142,798
3.500%, 08/01/44	575,334	593,191
3.500%, 09/01/44	1,050,759	1,084,007
3.500%, 08/01/45	8,110,293	8,362,178
3.500%, 09/01/45	229,455	237,079
3.500%, 12/01/46	1,435,718	1,469,338
3.500%, 01/01/47 (d)	14,656,900	15,000,115
3.500%, 02/01/47	6,361,035	6,509,989
3.500%, TBA (a)	33,686,164	34,449,364
4.000%, 08/01/40	362,466	380,650
4.000%, 10/01/40	184,117	194,981
4.000%, 11/01/40	813,606	860,610
4.000%, 04/01/41	21,501	22,646
4.000%, 10/01/41	767,862	813,286
4.000%, 09/01/43	551,754	584,655
4.000%, 04/01/44	1,081,781	1,141,754
4.000%, 08/01/44	4,183,326	4,432,679
4.000%, 02/01/45	424,678	448,754
4.000%, 09/01/45	1,814,238	1,917,176
4.000%, 10/01/45	2,285,917	2,411,909
4.000%, 12/01/45 (d)	17,063,905	17,917,004
4.000%, 01/01/46	349,091	366,450
4.000%, 02/01/46	7,920,225	8,314,062
4.000%, 10/01/46	2,019,392	2,119,808

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 4.000%, TBA (a)	1,917,000	2,010,753
4.500%, 02/01/39	1,677,270	1,799,097
4.500%, 08/01/39	1,414,294	1,520,650
4.500%, 12/01/39	350,595	377,064
4.500%, 07/01/40	105,845	113,730
4.500%, 05/01/41	2,238,817	2,406,035
4.500%, 05/01/42	2,090,352	2,246,192
4.500%, 10/01/43	1,031,153	1,106,906
4.500%, 12/01/43	2,725,758	2,941,413
4.500%, 04/01/44	1,447,592	1,554,051
4.500%, 09/01/44	4,009,272	4,302,431
5.000%, 10/01/41	861,904	940,302
5.000%, 11/01/41	7,827,873	8,541,505
5.500%, 02/01/35	213,349	240,317
5.500%, 09/01/39	242,811	269,593
5.500%, 01/01/40	322,495	357,739
5.500%, 07/01/40	334,081	370,592
5.500%, 06/01/41	3,309,438	3,669,483
Freddie Mac ARM Non-Gold Pool
3.635%, 02/01/41 (b)	803,605	852,665
Freddie Mac Multifamily Structured Pass-Through Certificates 0.068%, 02/25/23 (b) (c)	101,915	435
2.770%, 05/25/25	1,110,000	1,100,361
3.531%, 07/25/23 (b)	500,000	527,824
Ginnie Mae I 30 Yr. Pool 3.000%, TBA (a)	6,519,000	6,574,037
3.500%, 02/15/42	250,410	261,988
3.500%, 04/15/42	467,475	488,565
3.500%, 05/15/42	430,881	450,813
3.500%, 08/15/42	626,399	655,185
3.500%, 11/15/42	435,676	453,713
3.500%, 12/15/42	1,382,911	1,446,393
3.500%, 01/15/43	594,330	618,850
3.500%, 02/15/43	933,453	973,879
3.500%, 03/15/43	487,667	506,871
3.500%, 04/15/43	1,926,356	2,014,920
3.500%, 05/15/43	3,341,526	3,487,685
3.500%, 06/15/43	818,480	856,066
3.500%, 07/15/43	2,800,738	2,929,209
4.000%, 07/20/39	512,458	545,114
4.000%, 01/15/41	1,819,773	1,922,754
4.000%, 03/15/41	1,287,608	1,359,814
4.000%, 12/15/41	26,388	27,868
4.000%, 05/15/42	146,116	154,353
4.000%, TBA (a)	4,542,000	4,794,116
4.500%, 02/15/42 (d)	14,273,731	15,287,891
5.000%, 12/15/38	396,944	437,533
5.000%, 07/15/39	1,122,044	1,236,886
5.000%, 10/15/39	481,674	536,094
5.000%, 09/15/40	36,806	40,904
5.000%, 12/15/40	1,343,922	1,482,518
5.500%, 04/15/33	35,953	40,424
6.500%, 04/15/33	49,921	56,619
8.500%, 05/15/22	619	627

BHFTII-7

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool 3.000%, TBA (a)	88,185,000	$88,956,619
3.500%, 12/20/41	5,103,996	5,311,772
3.500%, 10/20/42	528,242	550,074
3.500%, 01/20/43	469,270	488,664
3.500%, 04/20/43	391,594	407,779
3.500%, 10/20/46	2,834,153	2,949,504
3.500%, 02/20/47	19,256,251	19,988,882
3.500%, TBA (a)	75,088,896	77,857,799
4.000%, 09/20/40	135,256	144,795
4.000%, 10/20/40	1,498,974	1,597,597
4.000%, 11/20/40	843,227	902,578
4.000%, 12/20/40	3,145,733	3,350,524
4.000%, 01/20/41	2,763,619	2,945,314
4.000%, 02/20/41	48,956	52,110
4.000%, 07/20/43	257,956	273,776
4.000%, 08/20/44	1,110,208	1,184,886
4.000%, 10/20/46	248,254	263,224
4.000%, 01/20/47	36,074,063	38,136,794
4.000%, 02/20/47	4,206,944	4,447,500
4.500%, 12/20/39	115,051	124,581
4.500%, 01/20/40	142,384	154,275
4.500%, 02/20/40	113,980	123,054
4.500%, 05/20/40	7,819	8,442
4.500%, 08/20/40	277,016	300,424
4.500%, 05/20/41	15,004,407	16,198,897
4.500%, 06/20/41	1,455,642	1,571,530
4.500%, 07/20/41	915,623	988,520
4.500%, 11/20/41	138,120	149,121
4.500%, 11/20/44	338,866	362,155
5.000%, 10/20/33	1,198,108	1,334,721
5.000%, 10/20/39	416,217	460,598
5.000%, 07/20/42	491,653	529,378
Government National Mortgage Association 0.805%, 02/16/53 (b) (c)	19,733,986	999,775
0.825%, 08/16/41 (c)	4,805,715	89,159
0.930%, 06/16/58 (b) (c)	2,781,130	212,036
0.947%, 01/16/49 (b) (c)	7,948,403	401,920
0.987%, 08/15/58 (b) (c)	7,554,537	628,666
1.000%, 02/16/39 (c)	6,838,074	108,314
1.008%, 08/16/58 (b) (c)	3,908,444	300,417
1.048%, 05/16/58 (b) (c)	2,666,033	210,849
1.089%, 12/16/57 (b) (c)	3,904,757	315,487
1.127%, 04/16/58 (b) (c)	7,069,811	585,170
1.186%, 01/16/48 (b) (c)	7,942,671	465,123
1.192%, 02/16/58 (b) (c)	3,356,027	302,268

		1,453,398,676

U.S. Treasury—14.8%
U.S. Treasury Bonds 2.250%, 08/15/46 (e)	60,236,000	50,979,413
2.875%, 11/15/46 (e) (f)	52,475,300	50,915,367
3.000%, 02/15/47	37,613,000	37,479,286
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/21 (h)	47,500,307	47,990,130
0.375%, 01/15/27 (h)	20,400,718	20,312,138

U.S. Treasury—(Continued)
U.S. Treasury Notes 1.125%, 01/31/19	27,573,000	27,518,074
1.125%, 02/28/19	27,610,000	27,547,436
1.250%, 03/31/19	18,509,000	18,505,391
1.375%, 01/15/20 (f)	41,396,000	41,298,968
1.375%, 02/15/20	41,480,000	41,348,757
1.500%, 08/15/26 (f)	36,099,000	33,402,838
1.625%, 03/15/20	27,229,000	27,326,861
1.875%, 01/31/22	49,591,000	49,482,495
1.875%, 02/28/22	49,660,000	49,553,330
1.875%, 03/31/22	1,176,000	1,172,968
2.000%, 11/15/26	34,370,000	33,201,970
2.125%, 02/29/24	4,162,000	4,139,563
2.125%, 03/31/24	2,781,000	2,764,598
2.250%, 01/31/24	4,120,000	4,132,875
2.250%, 02/15/27	976,000	963,533

		570,035,991

Total U.S. Treasury & Government Agencies (Cost $2,032,962,226)		2,023,434,667

Corporate Bonds & Notes—27.1%

Advertising—0.1%
ACE03 MH1 B2 Zero Coupon, 08/15/30	824,040	627,015
Interpublic Group of Cos., Inc. (The) 3.750%, 02/15/23	1,191,000	1,208,314
4.000%, 03/15/22	1,468,000	1,529,039

		3,364,368

Aerospace/Defense—0.4%
BAE Systems Holdings, Inc. 2.850%, 12/15/20 (144A)	699,000	705,677
4.750%, 10/07/44 (144A)	132,000	137,701
Harris Corp. 2.700%, 04/27/20 (d)	706,000	712,492
Lockheed Martin Corp. 3.550%, 01/15/26 (d)	815,000	828,320
3.600%, 03/01/35	1,121,000	1,068,674
4.070%, 12/15/42	380,000	373,032
4.500%, 05/15/36	323,000	343,036
4.700%, 05/15/46	527,000	570,822
Northrop Grumman Corp. 3.850%, 04/15/45	1,295,000	1,219,109
Rockwell Collins, Inc. 3.200%, 03/15/24	4,342,000	4,337,042
United Technologies Corp. 1.778%, 05/04/18	3,052,000	3,051,136
4.150%, 05/15/45	836,000	837,909

		14,184,950

BHFTII-8

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Agriculture—0.1%
Reynolds American, Inc. 2.300%, 06/12/18	1,321,000	$1,328,935
3.250%, 06/12/20 (d)	561,000	575,620

		1,904,555

Airlines—0.4%
American Airlines Group, Inc. 4.625%, 03/01/20 (144A) (d)	2,214,000	2,249,978
American Airlines Pass-Through Trust 3.375%, 05/01/27	3,407,475	3,339,325
Delta Air Lines, Inc. 2.875%, 03/13/20	9,690,000	9,768,446
Turkish Airlines Pass-Through Trust 4.200%, 03/15/27 (144A)	1,192,478	1,120,930
United Airlines Pass-Through Trust 4.750%, 04/11/22	360,699	367,913

		16,846,592

Auto Manufacturers—1.1%
Ford Motor Credit Co. LLC 1.724%, 12/06/17	6,974,000	6,973,909
2.145%, 01/09/18	2,592,000	2,598,586
3.810%, 01/09/24	8,543,000	8,570,252
General Motors Financial Co., Inc. 2.625%, 07/10/17 (d)	2,036,000	2,041,738
3.100%, 01/15/19	814,000	827,131
3.200%, 07/06/21	6,453,000	6,477,483
3.700%, 11/24/20	1,345,000	1,384,817
4.000%, 01/15/25 (d)	1,821,000	1,830,131
4.750%, 08/15/17	3,515,000	3,553,201
Hyundai Capital America 2.550%, 04/03/20 (144A)	8,645,000	8,645,130

		42,902,378

Auto Parts & Equipment—0.1%
Delphi Automotive plc 4.250%, 01/15/26	1,855,000	1,936,473
4.400%, 10/01/46	765,000	728,890

		2,665,363

Banks—9.4%
Banco Espirito Santo S.A. 4.000%, 01/21/19 (EUR) (i)	200,000	61,874
Bank of America Corp. 2.250%, 04/21/20	2,535,000	2,528,282
3.248%, 10/21/27	1,588,000	1,511,519
3.300%, 01/11/23	3,383,000	3,403,995
3.500%, 04/19/26	3,440,000	3,392,287
3.875%, 08/01/25	5,164,000	5,255,542
4.443%, 01/20/48 (b)	7,130,000	7,176,088
4.875%, 04/01/44	494,000	532,800
Bank of New York Mellon Corp. (The) 2.050%, 05/03/21	10,424,000	10,286,539
2.100%, 01/15/19	3,085,000	3,107,863

Banks—(Continued)
Bank of New York Mellon Corp. (The) 4.625%, 09/20/26 (b)	2,930,000	2,812,800
Barclays plc 4.950%, 01/10/47	2,231,000	2,228,575
BB&T Corp. 2.450%, 01/15/20	2,395,000	2,419,448
2.750%, 04/01/22	16,360,000	16,459,992
BNP Paribas S.A. 3.800%, 01/10/24 (144A)	808,000	804,062
Branch Banking & Trust Co. 2.300%, 10/15/18	2,160,000	2,175,051
Capital One Financial Corp. 3.750%, 07/28/26	1,333,000	1,290,848
4.750%, 07/15/21	80,000	86,040
Capital One N.A. 2.400%, 09/05/19	250,000	250,786
Citigroup, Inc. 1.800%, 02/05/18	2,960,000	2,961,521
2.500%, 09/26/18 (d)	4,057,000	4,093,265
2.500%, 07/29/19 (d)	3,634,000	3,666,797
2.900%, 12/08/21	21,924,000	22,007,618
3.500%, 05/15/23 (d)	2,381,000	2,398,293
3.875%, 03/26/25 (d)	1,530,000	1,519,995
3.887%, 01/10/28 (b)	4,211,000	4,229,768
4.125%, 07/25/28	2,767,000	2,720,927
4.750%, 05/18/46	4,348,000	4,295,294
Citizens Bank N.A. 2.250%, 03/02/20	6,026,000	6,017,347
2.300%, 12/03/18	1,395,000	1,401,961
Credit Suisse AG 3.000%, 10/29/21	2,270,000	2,290,702
Credit Suisse Group AG 4.282%, 01/09/28 (144A)	1,062,000	1,057,381
Credit Suisse Group Funding Guernsey, Ltd. 2.750%, 03/26/20 (d)	3,269,000	3,273,956
4.875%, 05/15/45	753,000	766,203
Discover Bank 3.450%, 07/27/26	2,040,000	1,958,271
Fifth Third Bank 2.250%, 06/14/21	3,062,000	3,027,259
Goldman Sachs Group, Inc. (The) 2.000%, 04/25/19 (d)	950,000	948,245
2.350%, 11/15/21	6,177,000	6,049,649
2.600%, 04/23/20	2,774,000	2,789,626
2.625%, 01/31/19 (d)	3,624,000	3,664,868
2.625%, 04/25/21	2,055,000	2,049,375
2.750%, 09/15/20	1,326,000	1,336,985
3.500%, 01/23/25	1,683,000	1,676,520
3.500%, 11/16/26	5,184,000	5,067,967
3.750%, 05/22/25	2,243,000	2,270,652
4.800%, 07/08/44	994,000	1,049,653
HSBC Holdings plc 2.650%, 01/05/22 (d)	9,883,000	9,757,130
4.041%, 03/13/28 (b)	3,608,000	3,647,046
ING Groep NV 3.950%, 03/29/27	3,177,000	3,184,517

BHFTII-9

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
JPMorgan Chase & Co. 2.200%, 10/22/19	2,326,000	$2,337,283
2.550%, 10/29/20	3,260,000	3,274,527
2.750%, 06/23/20 (d)	667,000	675,699
2.972%, 01/15/23	13,360,000	13,349,392
3.200%, 06/15/26 (d)	4,172,000	4,050,828
3.782%, 02/01/28 (b)	7,472,000	7,542,506
3.875%, 09/10/24	2,931,000	2,970,809
3.900%, 07/15/25	1,343,000	1,388,228
4.250%, 10/01/27 (d)	1,990,000	2,038,799
Lloyds Banking Group plc 3.750%, 01/11/27	2,169,000	2,132,281
Macquarie Bank, Ltd. 6.125%, 03/08/27 (144A) (b) (d)	2,236,000	2,247,180
Mitsubishi UFJ Financial Group, Inc. 2.998%, 02/22/22	5,056,000	5,089,026
Mizuho Financial Group, Inc. 2.953%, 02/28/22	14,824,000	14,829,307
Morgan Stanley 2.625%, 11/17/21	10,848,000	10,776,512
2.800%, 06/16/20	3,889,000	3,936,174
3.700%, 10/23/24	3,417,000	3,466,109
3.750%, 02/25/23	1,545,000	1,595,528
3.875%, 01/27/26	3,069,000	3,109,818
4.000%, 07/23/25	1,425,000	1,469,387
4.375%, 01/22/47	7,130,000	7,135,162
Royal Bank of Scotland Group plc 3.875%, 09/12/23	8,102,000	7,985,007
Santander UK Group Holdings plc 2.875%, 08/05/21	7,621,000	7,521,820
State Street Corp. 2.131%, 06/15/37 (b)	500,000	438,125
2.650%, 05/19/26 (d)	4,226,000	4,048,550
Sumitomo Mitsui Trust Bank, Ltd. 2.050%, 03/06/19 (144A)	18,092,000	18,065,459
U.S. Bancorp 2.950%, 07/15/22 (d)	3,137,000	3,166,971
UBS Group Funding Jersey, Ltd. 4.125%, 09/24/25 (144A)	1,338,000	1,360,638
Wells Fargo & Co. 2.100%, 07/26/21	8,020,000	7,854,964
2.550%, 12/07/20	1,717,000	1,725,707
2.600%, 07/22/20	1,479,000	1,493,624
3.000%, 10/23/26	2,919,000	2,794,805
3.550%, 09/29/25	1,756,000	1,768,986
3.900%, 05/01/45	2,148,000	2,056,607
4.750%, 12/07/46	4,236,000	4,327,578
4.900%, 11/17/45	969,000	1,010,306
Westpac Banking Corp. 2.150%, 03/06/20 (d)	25,085,000	25,099,926

		361,096,810

Beverages—0.6%
Anheuser-Busch InBev Finance, Inc. 2.650%, 02/01/21	3,844,000	3,872,907
3.300%, 02/01/23	3,105,000	3,160,303

Beverages—(Continued)
Anheuser-Busch InBev Finance, Inc. 4.700%, 02/01/36	1,240,000	1,311,869
4.900%, 02/01/46	9,438,000	10,199,873
Anheuser-Busch InBev Worldwide, Inc. 3.750%, 07/15/42	860,000	787,597
Central American Bottling Corp. 5.750%, 01/31/27 (144A)	441,000	457,079
Molson Coors Brewing Co. 4.200%, 07/15/46 (d)	971,000	909,256
5.000%, 05/01/42	607,000	640,327

		21,339,211

Biotechnology—0.3%
Amgen, Inc. 2.125%, 05/01/20	2,559,000	2,559,043
4.400%, 05/01/45	2,028,000	1,968,460
Gilead Sciences, Inc. 2.350%, 02/01/20	589,000	593,614
2.500%, 09/01/23	1,447,000	1,399,980
3.650%, 03/01/26	496,000	500,502
4.150%, 03/01/47	2,172,000	2,025,548
4.500%, 02/01/45	547,000	539,629
4.600%, 09/01/35	564,000	581,044
4.750%, 03/01/46	1,278,000	1,303,550
4.800%, 04/01/44	1,710,000	1,766,322

		13,237,692

Building Materials—0.2%
Cemex Finance LLC 9.375%, 10/12/22 (144A)	280,000	302,540
Johnson Controls International plc 4.500%, 02/15/47	676,000	686,114
5.125%, 09/14/45	2,020,000	2,233,694
LafargeHolcim Finance U.S. LLC 4.750%, 09/22/46 (144A)	3,141,000	3,144,417
Tecnoglass, Inc. 8.200%, 01/31/22 (144A)	839,000	876,755

		7,243,520

Chemicals—0.2%
Agrium, Inc. 4.125%, 03/15/35 (d)	1,155,000	1,106,736
Dow Chemical Co. (The) 4.375%, 11/15/42	726,000	713,605
4.625%, 10/01/44	982,000	1,007,124
Eastman Chemical Co. 4.800%, 09/01/42 (d)	1,236,000	1,267,380
Monsanto Co. 3.600%, 07/15/42	1,222,000	1,037,553
Sherwin-Williams Co. (The) 4.000%, 12/15/42 (d)	565,000	522,277

		5,654,675

BHFTII-10

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—0.3%
Massachusetts Institute of Technology
3.885%, 07/01/2116	638,000	$554,191
Moody’s Corp.
2.750%, 12/15/21	2,544,000	2,540,049
Total System Services, Inc.
4.800%, 04/01/26 (d)	3,469,000	3,734,139
University of Southern California
3.028%, 10/01/39	2,135,000	1,926,611
Wesleyan University
4.781%, 07/01/2116	1,088,000	1,007,464

		9,762,454

Computers—0.6%
Apple, Inc. 3.000%, 02/09/24 (d)	3,075,000	3,101,414
3.450%, 02/09/45	1,028,000	916,301
4.650%, 02/23/46	5,591,000	5,999,154
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
8.350%, 07/15/46 (144A)	2,780,000	3,590,359
Everett Spinco, Inc.
2.875%, 03/27/20 (144A) (d)	1,369,000	1,380,471
Hewlett Packard Enterprise Co. 2.850%, 10/05/18	2,705,000	2,737,592
3.600%, 10/15/20	3,456,000	3,554,078
HP, Inc.
3.750%, 12/01/20 (d)	357,000	371,466

		21,650,835

Diversified Financial Services—1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.500%, 05/26/22 (d)	5,837,000	5,881,501
4.625%, 10/30/20	4,930,000	5,210,088
Air Lease Corp. 3.000%, 09/15/23	5,945,000	5,809,519
3.625%, 04/01/27	2,270,000	2,206,320
American Express Credit Corp. 1.125%, 06/05/17 (d)	6,272,000	6,272,245
2.250%, 08/15/19	1,959,000	1,974,445
Capital One Bank USA N.A.
2.300%, 06/05/19	500,000	501,056
Discover Financial Services
4.100%, 02/09/27 (d)	4,148,000	4,149,398
Jefferies Group LLC
6.500%, 01/20/43	648,000	702,911
Synchrony Financial 2.600%, 01/15/19 (d)	1,706,000	1,719,324
2.700%, 02/03/20 (d)	1,079,000	1,083,327
4.500%, 07/23/25	1,243,000	1,275,616
UBS Group Funding Switzerland AG
4.253%, 03/23/28 (144A) (d)	6,675,000	6,770,646
Visa, Inc.
4.150%, 12/14/35	411,000	429,976

		43,986,372

Electric—0.8%
AES Panama SRL
6.000%, 06/25/22 (144A)	213,000	219,390
Baltimore Gas & Electric Co.
3.500%, 08/15/46	946,000	857,618
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/44 (d)	560,000	613,509
Commonwealth Edison Co.
4.700%, 01/15/44	769,000	839,190
Consumers Energy Co.
3.950%, 05/15/43	894,000	898,363
Emera U.S. Finance L.P. 2.150%, 06/15/19	2,058,000	2,057,378
2.700%, 06/15/21	3,096,000	3,078,458
Exelon Corp. 2.450%, 04/15/21	549,000	542,428
2.850%, 06/15/20	3,225,000	3,267,280
Generacion Mediterranea S.A. / Generacion Frias S.A. / Central Termica Roca S.A.
9.625%, 07/27/23 (144A)	722,000	765,796
Great Plains Energy, Inc.
2.500%, 03/09/20	3,535,000	3,549,882
Inkia Energy, Ltd.
8.375%, 04/04/21 (144A)	282,000	289,050
Pacific Gas & Electric Co. 4.300%, 03/15/45 (d)	839,000	863,796
4.750%, 02/15/44	545,000	598,646
Pampa Energia S.A.
7.500%, 01/24/27 (144A)	560,000	567,140
Puget Sound Energy, Inc.
4.300%, 05/20/45	1,241,000	1,296,984
Southern California Edison Co.
1.250%, 11/01/17	1,080,000	1,079,010
Stoneway Capital Corp.
10.000%, 03/01/27 (144A) (d)	1,114,000	1,161,657
Trans-Allegheny Interstate Line Co.
3.850%, 06/01/25 (144A)	3,395,000	3,477,512
Virginia Electric & Power Co. 3.500%, 03/15/27 (d)	3,236,000	3,302,532
4.200%, 05/15/45 (d)	1,419,000	1,445,196
4.450%, 02/15/44	437,000	461,056

		31,231,871

Electronics—0.0%
Amphenol Corp.
3.200%, 04/01/24	1,254,000	1,255,708

Energy-Alternate Sources—0.0%
Genneia S.A.
8.750%, 01/20/22 (144A)	277,000	288,772

Engineering & Construction—0.0%
Aeropuerto Internacional de Tocumen S.A.
5.625%, 05/18/36 (144A)	276,000	287,040
Aeropuertos Argentina S.A.
6.875%, 02/01/27 (144A)	279,000	288,067

BHFTII-11

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Engineering & Construction—(Continued)
Aeropuertos Dominicanos Siglo S.A.
6.750%, 03/30/29 (144A)	279,000	$291,148
Cia Latinoamericana de Infraestructura & Servicios S.A.
9.500%, 07/20/23 (144A)	40,000	41,000

		907,255

Environmental Control—0.0%
Waste Management, Inc.
3.900%, 03/01/35	442,000	438,973

Food—0.0%
Arcor SAIC
6.000%, 07/06/23 (144A) (d)	341,000	362,313
Minerva Luxembourg S.A.
6.500%, 09/20/26 (144A)	217,000	212,037

		574,350

Forest Products & Paper—0.1%
Georgia-Pacific LLC
7.375%, 12/01/25	1,415,000	1,791,531
Suzano Austria GmbH
5.750%, 07/14/26 (144A) (d)	564,000	574,434
Suzano Trading, Ltd.
5.875%, 01/23/21 (144A)	423,000	450,622

		2,816,587

Gas—0.0%
Dominion Gas Holdings LLC
4.600%, 12/15/44	1,137,000	1,140,105

Healthcare-Products—0.4%
Abbott Laboratories 2.800%, 09/15/20 (d)	1,578,000	1,591,729
3.875%, 09/15/25	505,000	513,104
Becton Dickinson & Co. 1.800%, 12/15/17	653,000	653,487
2.675%, 12/15/19	2,345,000	2,378,400
4.685%, 12/15/44	367,000	383,094
Boston Scientific Corp.
2.650%, 10/01/18	1,872,000	1,890,471
Medtronic, Inc. 2.500%, 03/15/20	1,749,000	1,774,208
3.625%, 03/15/24	2,067,000	2,144,512
4.625%, 03/15/44	1,365,000	1,457,868
Stryker Corp.
4.625%, 03/15/46	1,016,000	1,044,776

		13,831,649

Healthcare-Services—0.7%
Aetna, Inc. 4.125%, 11/15/42	786,000	773,319
4.500%, 05/15/42	881,000	917,466
4.750%, 03/15/44	690,000	746,860

Healthcare-Services—(Continued)
Anthem, Inc. 1.875%, 01/15/18	5,068,000	5,071,872
2.300%, 07/15/18	7,006,000	7,037,163
Baylor Scott & White Holdings
4.185%, 11/15/45	775,000	769,145
Catholic Health Initiatives
4.350%, 11/01/42	550,000	468,915
Cigna Corp.
3.250%, 04/15/25 (d)	1,947,000	1,924,536
Laboratory Corp. of America Holdings
2.625%, 02/01/20	1,583,000	1,591,347
New York and Presbyterian Hospital (The)
3.563%, 08/01/36	547,000	511,435
Ochsner Clinic Foundation
5.897%, 05/15/45	685,000	780,836
RWJ Barnabas Health, Inc.
3.949%, 07/01/46	983,000	926,416
Southern Baptist Hospital of Florida, Inc.
4.857%, 07/15/45	650,000	702,034
UnitedHealth Group, Inc. 2.700%, 07/15/20	944,000	962,976
4.200%, 01/15/47	1,289,000	1,308,902
4.625%, 07/15/35	377,000	411,017

		24,904,239

Housewares—0.0%
Newell Brands, Inc.
2.875%, 12/01/19	906,000	922,100

Insurance—0.4%
Allstate Corp. (The)
4.200%, 12/15/46	1,564,000	1,581,547
American International Group, Inc. 3.750%, 07/10/25	1,511,000	1,502,573
3.875%, 01/15/35	673,000	614,959
4.500%, 07/16/44	847,000	808,273
Aon plc
4.750%, 05/15/45	1,906,000	1,903,860
Marsh & McLennan Cos., Inc. 3.750%, 03/14/26	359,000	369,300
4.350%, 01/30/47 (d)	601,000	608,672
Principal Financial Group, Inc.
4.300%, 11/15/46	2,938,000	2,956,965
Prudential Financial, Inc.
4.600%, 05/15/44 (d)	2,032,000	2,143,591
Travelers Cos., Inc. (The)
4.600%, 08/01/43	1,395,000	1,516,622
XLIT, Ltd.
2.300%, 12/15/18	2,013,000	2,025,742

		16,032,104

Iron/Steel—0.0%
Nucor Corp.
5.200%, 08/01/43	901,000	1,024,013

BHFTII-12

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Machinery-Diversified—0.0%
Roper Technologies, Inc.
2.800%, 12/15/21	1,616,000	$1,617,823

Media—1.5%
21st Century Fox America, Inc.
4.750%, 09/15/44	791,000	798,876
4.950%, 10/15/45	223,000	230,806
Cablevision S.A.
6.500%, 06/15/21 (144A)	277,000	291,819
CBS Corp.
2.300%, 08/15/19	2,077,000	2,085,013
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, 07/23/22	1,856,000	1,957,210
4.908%, 07/23/25	902,000	953,115
6.384%, 10/23/35	1,407,000	1,599,410
6.484%, 10/23/45	5,668,000	6,525,772
Comcast Corp. 3.375%, 08/15/25	1,578,000	1,592,175
3.400%, 07/15/46 (d)	835,000	714,454
4.250%, 01/15/33	665,000	684,667
4.400%, 08/15/35	2,001,000	2,074,076
4.600%, 08/15/45	1,017,000	1,051,565
4.750%, 03/01/44	2,972,000	3,135,466
Discovery Communications LLC 3.800%, 03/13/24	3,436,000	3,406,773
4.875%, 04/01/43	1,966,000	1,780,907
NBCUniversal Enterprise, Inc.
5.250%, 03/19/21 (144A)	4,585,000	4,814,250
NBCUniversal Media LLC
4.450%, 01/15/43	1,514,000	1,524,045
Time Warner Cable LLC 4.000%, 09/01/21 (d)	503,000	521,414
4.125%, 02/15/21	3,589,000	3,733,752
4.500%, 09/15/42 (d)	161,000	145,912
5.000%, 02/01/20	1,723,000	1,832,533
5.500%, 09/01/41	588,000	603,022
Time Warner, Inc. 2.100%, 06/01/19	3,352,000	3,357,353
3.600%, 07/15/25	820,000	810,783
4.850%, 07/15/45	1,884,000	1,832,324
Viacom, Inc. 2.250%, 02/04/22	2,428,000	2,330,370
2.750%, 12/15/19	1,650,000	1,662,055
3.450%, 10/04/26	873,000	830,360
4.500%, 03/01/21 (d)	1,779,000	1,876,822
5.250%, 04/01/44	957,000	938,592
6.250%, 02/28/57 (b) (d)	1,952,000	1,967,616

		57,663,307

Mining—0.4%
Barrick Gold Corp.
5.250%, 04/01/42	2,420,000	2,631,218
BHP Billiton Finance USA, Ltd.
5.000%, 09/30/43	2,230,000	2,497,252

Mining—(Continued)
Glencore Funding LLC
4.000%, 03/27/27 (144A) (d)	4,810,000	4,748,644
Newmont Mining Corp. 3.500%, 03/15/22	2,740,000	2,817,449
4.875%, 03/15/42	2,030,000	2,028,788
Rio Tinto Finance USA plc
4.125%, 08/21/42	1,510,000	1,501,083

		16,224,434

Miscellaneous Manufacturing—0.6%
Eaton Corp.
2.750%, 11/02/22	8,185,000	8,127,975
General Electric Co.
4.500%, 03/11/44	2,960,000	3,184,365
Ingersoll-Rand Luxembourg Finance S.A.
4.650%, 11/01/44	306,000	317,318
Siemens Financieringsmaatschappij NV
3.125%, 03/16/24 (144A) (d)	12,548,000	12,637,743

		24,267,401

Oil & Gas—1.1%
Anadarko Petroleum Corp. 4.500%, 07/15/44	1,209,000	1,140,442
7.950%, 06/15/39	614,000	788,730
Apache Corp.
4.250%, 01/15/44	1,507,000	1,413,565
BP Capital Markets plc
2.237%, 05/10/19	3,701,000	3,723,994
Devon Energy Corp.
5.600%, 07/15/41	2,344,000	2,478,888
EOG Resources, Inc.
3.900%, 04/01/35	680,000	650,937
4.150%, 01/15/26	1,047,000	1,093,789
Exxon Mobil Corp. 1.819%, 03/15/19 (d)	3,300,000	3,312,550
4.114%, 03/01/46 (d)	1,386,000	1,424,865
Nabors Industries, Inc.
5.500%, 01/15/23 (144A) (d)	1,051,000	1,072,677
Noble Energy, Inc.
5.050%, 11/15/44	1,094,000	1,118,707
Petro-Canada
6.800%, 05/15/38	1,110,000	1,426,687
Petrobras Argentina S.A.
7.375%, 07/21/23 (144A) (d)	649,000	677,394
Petrobras Global Finance B.V. 4.875%, 03/17/20 (d)	282,000	289,219
5.375%, 01/27/21 (d)	5,412,000	5,555,418
5.750%, 01/20/20 (d)	282,000	296,100
6.850%, 06/05/15	279,000	248,659
7.375%, 01/17/27 (d)	300,000	317,160
8.375%, 05/23/21	4,988,000	5,633,946
8.750%, 05/23/26 (d)	139,000	160,893
Petroleos Mexicanos 4.625%, 09/21/23 (d)	224,000	225,288
6.500%, 03/13/27 (144A)	3,091,000	3,325,143

BHFTII-13

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Pioneer Natural Resources Co.
4.450%, 01/15/26 (d)	660,000	$694,658
Raizen Fuels Finance S.A.
5.300%, 01/20/27 (144A)	404,000	409,050
Shell International Finance B.V. 3.625%, 08/21/42	1,100,000	992,628
4.125%, 05/11/35	2,166,000	2,182,496
Woodside Finance, Ltd.
3.650%, 03/05/25 (144A)	353,000	347,599
YPF S.A. 8.500%, 03/23/21 (144A)	139,000	152,301
8.500%, 07/28/25	69,000	74,844
8.875%, 12/19/18 (144A)	1,082,000	1,177,216

		42,405,843

Oil & Gas Services—0.1%
Halliburton Co.
3.800%, 11/15/25 (d)	2,410,000	2,440,352
Schlumberger Holdings Corp.
3.000%, 12/21/20 (144A) (d)	2,972,000	3,038,944

		5,479,296

Pharmaceuticals—1.0%
AbbVie, Inc. 2.500%, 05/14/20	3,448,000	3,471,508
2.900%, 11/06/22	1,946,000	1,938,703
4.400%, 11/06/42	200,000	190,616
4.500%, 05/14/35	674,000	669,353
Actavis Funding SCS 2.350%, 03/12/18	3,614,000	3,629,757
3.000%, 03/12/20	5,509,000	5,603,028
3.800%, 03/15/25 (d)	9,701,000	9,789,502
4.750%, 03/15/45	3,923,000	3,939,794
AmerisourceBergen Corp.
1.150%, 05/15/17	2,313,000	2,312,283
Express Scripts Holding Co.
1.250%, 06/02/17	1,840,000	1,839,282
Mylan NV
5.250%, 06/15/46 (d)	975,000	998,446
Teva Pharmaceutical Finance Co. B.V.
3.650%, 11/10/21	841,000	854,549
Teva Pharmaceutical Finance Netherlands B.V.
2.800%, 07/21/23	2,844,000	2,701,257

		37,938,078

Pipelines—0.7%
Energy Transfer Partners L.P.
6.125%, 12/15/45 (d)	2,754,000	2,946,485
Enterprise Products Operating LLC 4.900%, 05/15/46	2,129,000	2,179,181
5.100%, 02/15/45	501,000	523,277
GNL Quintero S.A. 4.634%, 07/31/29 (144A)	384,000	392,640
4.634%, 07/31/29	200,000	204,500

Pipelines—(Continued)
Kinder Morgan Energy Partners L.P. 3.500%, 03/01/21	1,667,000	1,694,109
3.950%, 09/01/22	1,124,000	1,148,319
Kinder Morgan, Inc. 3.050%, 12/01/19	703,000	714,837
5.050%, 02/15/46 (d)	1,490,000	1,446,373
MPLX L.P.
5.200%, 03/01/47	754,000	758,725
Plains All American Pipeline L.P. / PAA Finance Corp.
4.650%, 10/15/25	1,520,000	1,565,747
Sabine Pass Liquefaction LLC 4.200%, 03/15/28 (144A)	1,676,000	1,655,575
5.625%, 04/15/23	1,650,000	1,790,088
Spectra Energy Partners L.P.
4.500%, 03/15/45	2,570,000	2,400,981
Sunoco Logistics Partners Operations L.P. 3.900%, 07/15/26	424,000	409,667
5.350%, 05/15/45	670,000	653,618
TransCanada PipeLines, Ltd. 1.875%, 01/12/18	1,111,000	1,112,139
2.500%, 08/01/22	1,407,000	1,385,580
Williams Partners L.P.
4.000%, 09/15/25 (d)	3,350,000	3,364,110

		26,345,951

Real Estate Investment Trusts—0.3%
American Tower Corp. 3.300%, 02/15/21	1,342,000	1,360,838
3.450%, 09/15/21	1,554,000	1,582,030
3.500%, 01/31/23	397,000	399,347
4.400%, 02/15/26	264,000	273,101
5.000%, 02/15/24	391,000	422,256
Crown Castle International Corp. 2.250%, 09/01/21 (d)	2,481,000	2,411,894
3.400%, 02/15/21	668,000	679,494
Scentre Group Trust 1 / Scentre Group Trust 2
3.750%, 03/23/27 (144A)	4,550,000	4,573,528
Trust F/1401
6.950%, 01/30/44 (d)	280,000	283,220

		11,985,708

Retail—0.2%
CVS Health Corp.
5.300%, 12/05/43	843,000	942,388
McDonald’s Corp. 4.450%, 03/01/47	1,752,000	1,757,834
4.600%, 05/26/45	135,000	137,219
4.700%, 12/09/35	433,000	453,719
4.875%, 12/09/45	510,000	542,438
Walgreens Boots Alliance, Inc. 4.650%, 06/01/46	114,000	113,417
4.800%, 11/18/44	3,520,000	3,590,551

		7,537,566

BHFTII-14

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Savings & Loans—0.1%
Washington Mutual Bank
Zero Coupon, 05/01/09 (i)	3,780,000	$836,325
Zero Coupon, 11/06/09 (i)	2,190,000	484,537
Zero Coupon, 06/16/10 (i)	1,310,000	289,837
Zero Coupon, 02/04/11 (i)	1,247,000	275,899
5.550%, 06/16/10	250,000	55,313

		1,941,911

Semiconductors—1.3%
Analog Devices, Inc. 3.500%, 12/05/26 (d)	4,930,000	4,882,549
3.900%, 12/15/25	347,000	355,440
5.300%, 12/15/45	353,000	390,766
Applied Materials, Inc. 3.300%, 04/01/27	2,417,000	2,426,600
4.350%, 04/01/47	1,427,000	1,444,661
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 2.375%, 01/15/20 (144A)	12,247,000	12,245,518
3.000%, 01/15/22 (144A)	16,144,000	16,123,433
3.625%, 01/15/24 (144A)	8,348,000	8,409,525
Lam Research Corp. 2.750%, 03/15/20	1,335,000	1,350,511
2.800%, 06/15/21	1,643,000	1,648,990
QUALCOMM, Inc.
4.800%, 05/20/45	911,000	945,805

		50,223,798

Software—0.7%
Fidelity National Information Services, Inc. 3.625%, 10/15/20	259,000	269,145
4.500%, 08/15/46	4,601,000	4,440,462
Microsoft Corp. 3.500%, 02/12/35	2,044,000	1,966,628
3.700%, 08/08/46	8,951,000	8,402,393
4.250%, 02/06/47	6,980,000	7,154,849
Oracle Corp. 3.250%, 05/15/30 (d)	2,792,000	2,755,137
4.000%, 07/15/46	2,144,000	2,045,417
4.375%, 05/15/55	939,000	917,072

		27,951,103

Telecommunications—1.0%
AT&T, Inc. 3.800%, 03/01/24 (d)	2,669,000	2,710,023
4.300%, 12/15/42 (d)	852,000	757,533
4.750%, 05/15/46	1,863,000	1,738,341
5.250%, 03/01/37	1,953,000	1,990,994
6.375%, 03/01/41	1,032,000	1,179,026
Digicel Group, Ltd. 7.125%, 04/01/22 (144A)	238,000	185,045
8.250%, 09/30/20 (144A)	239,000	205,397
Juniper Networks, Inc.
3.300%, 06/15/20 (d)	1,478,000	1,511,726

Telecommunications—(Continued)
Orange S.A.
5.500%, 02/06/44 (d)	1,256,000	1,428,037
Rogers Communications, Inc.
5.000%, 03/15/44	394,000	423,624
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.360%, 09/20/21 (144A)	8,012,000	7,991,970
Telefonica Emisiones S.A.U.
4.103%, 03/08/27	3,780,000	3,806,675
Verizon Communications, Inc. 3.850%, 11/01/42	1,848,000	1,547,258
4.400%, 11/01/34	1,294,000	1,224,502
4.862%, 08/21/46	5,867,000	5,640,528
5.250%, 03/16/37	4,332,000	4,478,725
Vodafone Group plc
4.375%, 02/19/43	2,600,000	2,377,224

		39,196,628

Transportation—0.6%
Burlington Northern Santa Fe LLC 4.125%, 06/15/47	4,550,000	4,537,173
4.150%, 04/01/45	758,000	757,001
4.700%, 09/01/45	665,000	722,475
CSX Corp.
4.250%, 11/01/66	1,510,000	1,370,234
Empresa de Transporte de Pasajeros Metro S.A.
5.000%, 01/25/47 (144A)	200,000	209,330
FedEx Corp. 3.900%, 02/01/35	219,000	210,492
4.100%, 02/01/45	1,295,000	1,199,393
4.400%, 01/15/47	1,569,000	1,525,416
4.550%, 04/01/46	1,393,000	1,391,954
4.750%, 11/15/45	3,205,000	3,282,430
4.900%, 01/15/34	190,000	203,610
Norfolk Southern Corp. 4.450%, 06/15/45 (d)	1,195,000	1,243,111
6.000%, 05/23/11	1,678,000	1,945,133
Rumo Luxembourg S.a.r.l.
7.375%, 02/09/24 (144A) (d)	772,000	795,160
Union Pacific Corp. 3.375%, 02/01/35 (d)	668,000	644,176
3.875%, 02/01/55	1,301,000	1,212,479
Union Pacific Railroad Co. Pass-Through Trust
3.227%, 05/14/26	1,716,206	1,682,997

		22,932,564

Trucking & Leasing—0.2%
Aviation Capital Group Corp.
2.875%, 09/17/18 (144A)	3,355,000	3,388,641
GATX Corp. 2.600%, 03/30/20 (d)	1,747,000	1,770,040
3.850%, 03/30/27 (d)	957,000	949,379

BHFTII-15

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Trucking & Leasing—(Continued)
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
3.400%, 11/15/26 (144A) (d)	3,274,000	$3,147,283

		9,255,343

Total Corporate Bonds & Notes (Cost $1,043,472,647)		1,044,174,255

Asset-Backed Securities—11.5%

Asset-Backed - Credit Card—0.1%
CHLUPA Trust
3.326%, 08/15/20 (144A)	413,411	413,411
World Financial Network Credit Card Master Trust
4.550%, 08/15/22	1,600,000	1,636,960

		2,050,371

Asset-Backed - Home Equity—0.5%
ACE Securities Corp. Home Equity Loan Trust
1.112%, 05/25/37 (b)	1,293,429	424,000
Bayview Financial Revolving Asset Trust 1.983%, 05/28/39 (144A) (b)	8,615,286	6,207,325
1.983%, 12/28/40 (144A) (b)	717,466	638,545
Bear Stearns Asset-Backed Securities Trust 1.122%, 11/25/36 (b)	2,274,438	1,973,852
1.332%, 04/25/37 (b)	2,697,248	1,695,408
2.182%, 01/25/36 (b)	301,944	288,748
Citigroup Mortgage Loan Trust, Inc.
1.232%, 08/25/36 (b)	1,810,000	1,432,451
Countrywide Asset-Backed Certificates
1.302%, 10/25/36 (b)	2,031,739	1,768,571
Countrywide Home Equity Loan Trust 5.842%, 06/25/35	651,542	674,681
6.155%, 06/25/35	472,353	472,303
Home Equity Mortgage Loan Asset-Backed Trust
3.007%, 07/25/34 (b)	333,002	314,516
Home Equity Mortgage Trust
5.867%, 07/25/36	863,365	371,751
Home Loan Mortgage Loan Trust
1.272%, 04/15/36 (b)	1,142,701	1,041,701
JPMorgan Mortgage Acquisition Trust 6.000%, 07/25/36	354,584	203,484
6.410%, 07/25/36	480,823	275,764
MASTR Asset-Backed Securities Trust 1.242%, 06/25/36 (144A) (b)	665,000	445,650
1.262%, 05/25/37 (b)	621,846	377,790
Nationstar Home Equity Loan Trust
1.162%, 06/25/37 (b)	180,000	170,644
Option One Mortgage Loan Trust
1.192%, 03/25/37 (b)	930,000	594,870

		19,372,054

Asset-Backed - Manufactured Housing—0.4%
Bank of America Manufactured Housing Contract Trust
7.930%, 12/10/25 (b)	4,000,000	3,276,116
BCMSC Trust 6.785%, 03/15/29 (b)	262,456	222,599
7.575%, 06/15/30 (b)	1,270,719	564,296
7.830%, 06/15/30 (b)	1,179,242	541,145
8.290%, 06/15/30 (b)	2,019,594	980,754
Conseco Finance Securitizations Corp. 7.960%, 05/01/31	1,029,523	724,436
7.970%, 05/01/32	2,337,803	1,276,260
8.060%, 09/01/29	675,440	393,172
8.200%, 05/01/31	1,881,219	1,357,315
Conseco Financial Corp. 6.280%, 09/01/30	691,808	726,640
6.830%, 04/01/30 (b)	144,665	123,766
6.980%, 09/01/30 (b)	1,161,646	950,698
7.500%, 03/01/30 (b)	528,213	414,964
7.860%, 03/01/30 (b)	722,411	585,518
Credit Suisse First Boston Mortgage Securities Corp.
8.100%, 09/25/31 (b)	720,000	783,287
Credit-Based Asset Servicing & Securitization LLC
6.250%, 10/25/36 (144A)	344,000	357,176
Greenpoint Manufactured Housing 8.290%, 12/15/29 (b)	440,000	475,781
9.230%, 12/15/29 (b)	607,165	515,748
Lehman ABS Manufactured Housing Contract Trust
6.630%, 04/15/40 (b)	2,430,000	2,607,797
Oakwood Mortgage Investors, Inc.
6.930%, 09/15/31 (b)	316,788	287,702
Origen Manufactured Housing Contract Trust
7.820%, 03/15/32 (b)	354,770	351,224

		17,516,394

Asset-Backed - Other—9.9%
Adirondack Park CLO, Ltd.
3.023%, 04/15/24 (144A) (b)	500,000	500,565
Ajax Mortgage Loan Trust 4.000%, 10/25/57 (144A)	950,410	945,990
4.000%, 09/25/65 (144A)	1,343,122	1,340,482
Allegro CLO, Ltd.
2.335%, 01/21/27 (144A) (b)	940,000	939,960
ALM, Ltd. 2.469%, 07/28/26 (144A) (b)	2,690,000	2,692,434
3.174%, 10/18/27 (144A) (b)	900,000	902,659
3.989%, 07/28/26 (144A) (b)	514,000	514,175
4.273%, 04/16/27 (144A) (b)	625,000	625,172
American Homes 4 Rent
1.943%, 06/17/31 (144A) (b)	475,580	475,728
AMMC CLO, Ltd. 2.622%, 05/26/28 (144A) (b)	2,180,000	2,195,175
2.934%, 05/10/25 (144A) (b)	738,000	738,142
3.339%, 11/15/27 (144A) (b)	620,000	621,895
4.623%, 01/15/22 (144A) (b)	1,060,000	1,063,473

BHFTII-16

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Anchorage Capital CLO, Ltd. 2.212%, 07/13/25 (144A) (b)	835,000	$835,142
2.772%, 07/13/25 (144A) (b)	550,000	549,998
3.089%, 04/28/26 (144A) (b)	710,000	710,060
3.689%, 04/28/26 (144A) (b)	250,000	250,023
3.722%, 07/13/25 (144A) (b)	590,000	590,801
Apidos CLO 2.123%, 04/15/25 (144A) (b)	3,204,000	3,210,693
2.353%, 01/16/27 (144A) (b)	750,000	750,474
2.475%, 01/19/25 (144A) (b)	600,000	602,059
2.873%, 07/15/23 (144A) (b)	2,065,000	2,068,306
Arbor Realty Collateralized Loan Obligation, Ltd.
2.662%, 09/15/25 (144A) (b)	940,000	942,350
Arbor Realty Commercial Real Estate Notes, Ltd.
2.612%, 09/15/26 (144A) (b)	1,590,000	1,599,115
Ares CLO, Ltd.
Zero Coupon, 10/17/24 (144A) (b)	1,590,000	1,590,965
2.773%, 01/17/24 (144A) (b)	2,990,000	2,990,281
3.523%, 01/17/24 (144A) (b)	870,000	870,064
Atlas Senior Loan Fund CLO, Ltd. 2.452%, 07/16/26 (144A) (b)	700,000	699,684
2.539%, 02/17/26 (144A) (b)	2,920,000	2,921,291
3.022%, 07/16/26 (144A) (b)	1,010,000	1,010,128
Atrium XII
4.091%, 10/22/26 (144A) (b)	369,000	370,315
B2R Mortgage Trust 2.524%, 05/15/48 (144A)	596,552	589,031
3.336%, 11/15/48 (144A)	608,191	611,483
Battalion CLO, Ltd.
Zero Coupon, 10/22/25 (144A) (b)	5,205,000	5,202,397
2.441%, 10/22/25 (144A) (b)	5,205,000	5,205,515
Bayview Opportunity Master Fund Trust
3.623%, 04/28/30 (144A)	286,651	288,182
Benefit Street Partners CLO, Ltd. 2.223%, 07/15/24 (144A) (b)	2,240,000	2,239,579
3.273%, 10/15/25 (144A) (b)	3,000,000	3,003,384
3.280%, 01/20/28 (144A) (b)	2,010,000	2,018,812
Betony CLO, Ltd.
3.873%, 04/15/27 (144A) (b)	520,000	518,764
BlueMountain CLO, Ltd. 1.000%, 04/15/25 (144A) (b)	3,130,000	3,130,000
1.495%, 07/15/18 (144A) (b)	500,000	498,897
2.523%, 04/15/25 (144A) (b)	3,130,000	3,142,188
3.580%, 07/20/23 (144A) (b)	250,000	250,097
C-BASS Trust 1.092%, 11/25/36 (b)	544,080	314,478
1.142%, 10/25/36 (b)	316,813	218,192
1.152%, 04/25/37 (b)	487,333	364,182
1.212%, 11/25/36 (b)	91,858	54,178
3.826%, 01/25/37	2,680,959	1,161,672
Canyon Capital CLO, Ltd.
1.381%, 12/15/20 (144A) (b)	488,839	485,954
Carlyle Global Market Strategies CLO, Ltd. 2.480%, 01/20/29 (144A) (b)	7,485,000	7,518,188
3.130%, 07/20/23 (144A) (b)	1,230,000	1,230,196
3.673%, 07/15/25 (144A) (b)	270,000	270,265
3.773%, 04/17/25 (144A) (b)	760,000	761,895

Asset-Backed - Other—(Continued)
Carrington Mortgage Loan Trust 1.042%, 01/25/37 (b)	191,820	155,474
1.102%, 10/25/36 (b)	586,062	384,283
1.132%, 06/25/37 (b)	565,255	527,733
1.142%, 10/25/36 (b)	715,925	506,961
1.202%, 12/25/36 (b)	730,000	479,579
1.222%, 08/25/36 (b)	4,800,000	2,931,798
Catamaran CLO, Ltd.
3.102%, 12/20/23 (144A) (b)	1,170,000	1,169,989
Cedar Funding V CLO, Ltd.
2.633%, 07/17/28 (144A) (b)	770,000	777,682
Chase Funding Trust
6.333%, 04/25/32	526,573	533,757
CIFC Funding, Ltd.
Zero Coupon, 11/27/24 (144A) (b)	1,270,000	1,269,986
2.235%, 05/24/26 (144A) (b)	4,284,000	4,282,989
2.423%, 01/17/27 (144A) (b)	7,295,000	7,297,218
2.431%, 01/22/27 (144A) (b)	610,000	610,093
2.923%, 04/16/25 (144A) (b)	1,920,000	1,920,148
3.043%, 07/22/26 (144A) (b)	290,000	290,043
3.723%, 01/17/27 (144A) (b)	290,000	290,590
3.739%, 01/29/25 (144A) (b)	570,000	570,182
3.843%, 07/22/26 (144A) (b)	470,000	470,065
Colony American Homes
2.143%, 07/17/32 (144A) (b)	1,685,182	1,690,005
Countrywide Asset-Backed Certificates 1.142%, 01/25/46 (b)	2,722,587	2,585,215
1.202%, 12/25/25 (b)	119,592	127,046
Countrywide Asset-Backed Certificates Trust
1.142%, 09/25/46 (b)	165,471	155,156
Countrywide Revolving Home Equity Loan Resecuritization Trust
1.212%, 12/15/33 (144A) (b)	856,982	742,026
Countrywide Revolving Home Equity Loan Trust
1.092%, 05/15/35 (b)	667,334	579,450
Credit Suisse Mortgage Trust
4.500%, 03/25/21	10,230,000	10,236,159
Credit-Based Asset Servicing & Securitization LLC
3.464%, 12/25/36	261,343	190,072
DCP Rights LLC
5.463%, 10/25/44 (144A)	6,854,578	7,015,914
Dryden Senior Loan Fund 2.139%, 08/15/25 (144A) (b)	1,035,000	1,035,258
2.223%, 01/15/25 (144A) (b)	610,000	610,156
2.522%, 01/15/28 (144A) (b)	250,000	252,086
3.523%, 01/15/25 (144A) (b)	330,000	330,278
Finn Square CLO, Ltd. 2.367%, 12/24/23 (144A) (b)	337,618	338,110
2.857%, 12/24/23 (144A) (b)	370,000	369,997
First Franklin Mortgage Loan Trust 1.142%, 04/25/36 (b)	581,750	528,282
1.192%, 12/25/36 (b)	11,415,790	7,199,950
Flatiron CLO, Ltd.
3.538%, 10/25/21 (144A) (b)	790,000	790,165

BHFTII-17

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Fraser Sullivan CLO, Ltd.
3.530%, 04/20/23 (144A) (b)	1,150,000	$1,150,021
GE-WMC Asset-Backed Pass-Through Certificates
1.232%, 12/25/35 (b)	301,975	288,231
Greystone Commercial Real Estate Notes, Ltd.
2.493%, 03/15/27 (144A) (b)	400,000	400,560
GT Loan Financing, Ltd.
2.309%, 10/28/24 (144A) (b)	5,670,000	5,670,363
Invitation Homes Trust 2.013%, 09/17/31 (144A) (b)	2,752,598	2,755,186
2.243%, 08/17/32 (144A) (b)	2,073,226	2,087,421
3.143%, 09/17/31 (144A) (b)	670,000	670,659
3.943%, 12/17/31 (144A) (b)	470,000	469,999
KKR Financial CLO, Ltd.
2.173%, 07/15/25 (144A) (b)	4,895,000	4,891,363
Knollwood CDO, Ltd.
4.209%, 01/10/39 (144A) (b) (j)	818,247	8
LCM L.P. 3.330%, 04/20/27 (144A) (b)	990,000	990,218
4.152%, 08/25/24 (144A) (b)	430,000	430,383
4.180%, 04/20/27 (144A) (b)	250,000	250,072
Lehman ABS Mortgage Loan Trust
1.072%, 06/25/37 (144A) (b)	242,583	152,054
Lime Street CLO, Ltd.
1.702%, 06/20/21 (144A) (b)	500,000	492,628
Litigation Fee Residual Funding LLC
3.500%, 10/30/27	3,510,902	3,446,245
Long Beach Mortgage Loan Trust 1.142%, 11/25/36 (b)	3,075,051	1,416,691
1.172%, 03/25/46 (b)	2,922,506	1,362,638
1.202%, 02/25/36 (b)	2,745,455	2,473,376
1.202%, 11/25/36 (b)	904,842	420,501
1.272%, 03/25/46 (b)	862,828	409,149
Madison Park Funding, Ltd.
2.491%, 10/23/25 (144A) (b)	616,000	616,373
Merrill Lynch First Franklin Mortgage Loan Trust
1.222%, 05/25/37 (b)	11,821,332	6,967,639
Morgan Stanley IXIS Real Estate Capital Trust
1.092%, 11/25/36 (b)	534,661	255,729
Mountain Hawk CLO, Ltd.
3.210%, 01/20/24 (144A) (b)	1,250,000	1,250,161
MP CLO, Ltd.
3.238%, 10/25/25 (144A) (b)	500,000	500,078
Neuberger Berman CLO, Ltd. 3.193%, 04/15/26 (144A) (b)	775,000	776,360
3.341%, 01/23/24 (144A) (b)	3,945,000	3,945,892
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.382%, 10/25/36 (144A) (b)	496,683	452,988
Northwoods Capital, Ltd.
2.444%, 01/18/24 (144A) (b)	5,070,000	5,070,380
Oaktree EIF, Ltd.
3.339%, 11/15/25 (144A) (b)	1,195,000	1,195,911
OCP CLO, Ltd. 2.456%, 10/18/28 (144A) (b)	540,000	543,594
2.553%, 04/17/27 (144A) (b)	1,220,000	1,221,412

Asset-Backed - Other—(Continued)
Octagon Investment Partners, Ltd. 2.143%, 07/17/25 (144A) (b)	5,600,000	5,595,223
2.368%, 10/25/25 (144A) (b)	500,000	500,419
2.718%, 10/25/25 (144A) (b)	2,920,000	2,922,453
OFSI Fund, Ltd.
2.923%, 03/20/25 (144A) (b)	1,142,000	1,142,868
OHA Credit Partners, Ltd.
2.150%, 04/20/25 (144A) (b)	590,000	590,098
OHA Loan Funding, Ltd.
2.323%, 08/23/24 (144A) (b)	5,670,000	5,670,629
OneMain Financial Issuance Trust 2.430%, 06/18/24 (144A)	879,457	879,628
3.020%, 09/18/24 (144A)	2,000,000	1,996,447
3.240%, 06/18/24 (144A)	910,000	911,657
4.100%, 03/20/28 (144A)	692,000	708,663
4.320%, 07/18/25 (144A)	3,100,000	3,094,789
5.310%, 09/18/24 (144A)	500,000	504,157
OZLM Funding, Ltd. 2.191%, 07/22/25 (144A) (b)	9,625,000	9,618,070
2.479%, 10/30/27 (144A) (b)	12,103,000	12,150,577
3.487%, 01/17/26 (144A) (b)	1,450,000	1,450,020
4.041%, 01/22/29 (144A) (b)	3,950,000	3,949,929
OZLM, Ltd. 2.406%, 01/20/29 (144A) (b)	1,950,000	1,956,468
3.016%, 01/20/29 (144A) (b)	810,000	809,929
3.073%, 07/17/26 (144A) (b)	1,250,000	1,250,116
3.599%, 04/17/26 (144A) (b)	960,000	960,006
4.382%, 01/20/27 (144A) (b)	1,720,000	1,719,757
Palmer Square CLO, Ltd.
2.378%, 10/17/27 (144A) (b)	780,000	782,825
3.408%, 10/17/27 (144A) (b) (g)	360,000	360,000
4.073%, 10/17/25 (144A) (b)	360,000	360,054
PFS Tax Lien Trust
1.440%, 05/15/29 (144A)	1,347,282	1,338,644
Pretium Mortgage Credit Partners LLC 3.500%, 10/27/31 (144A)	1,624,366	1,628,860
4.375%, 11/27/30 (144A)	1,115,294	1,118,718
4.375%, 05/27/31 (144A)	2,330,466	2,344,866
Progress Residential Trust
2.443%, 09/17/33 (144A) (b)	1,753,690	1,776,104
2.740%, 06/12/32 (144A)	1,118,017	1,112,537
4.493%, 01/17/34 (144A) (b)	650,000	659,807
4.793%, 09/17/33 (144A) (b)	1,190,000	1,216,430
6.643%, 11/12/32 (144A)	250,000	258,940
PRPM LLC
4.250%, 01/25/22 (144A)	347,338	348,336
Race Point CLO, Ltd. 2.533%, 04/15/27 (144A) (b)	720,000	724,460
3.688%, 11/08/24 (144A) (b)	1,300,000	1,300,094
RCO Mortgage LLC
4.482%, 11/25/45 (144A) (b)	458,536	458,187
SG Mortgage Securities Trust
1.192%, 10/25/36 (b)	570,000	369,043
Shackleton CLO, Ltd. 2.880%, 10/20/23 (144A) (b)	830,000	830,046
3.680%, 10/20/23 (144A) (b)	500,000	500,067

BHFTII-18

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Silvermore CLO, Ltd.
2.489%, 05/15/26 (144A) (b)	6,462,680	$6,462,616
Sound Point CLO, Ltd. 2.232%, 04/26/25 (144A) (b)	500,000	499,878
2.390%, 10/20/26 (144A) (b)	250,000	249,846
2.411%, 01/21/26 (144A) (b)	2,185,000	2,191,725
2.411%, 01/23/29 (144A) (b)	3,080,000	3,090,238
2.690%, 10/20/28 (144A) (b)	1,240,000	1,245,878
Soundview Home Loan Trust
1.777%, 01/25/35 (b)	77,970	73,966
SpringCastle America Funding LLC
3.050%, 04/25/29 (144A)	5,214,952	5,246,934
Springleaf Funding Trust
3.620%, 11/15/24 (144A)	2,062,000	2,059,600
Stanwich Mortgage Loan Co. LLC
3.721%, 08/16/46 (144A)	1,321,611	1,324,638
Sunset Mortgage Loan Co. LLC
3.721%, 11/16/44 (144A)	431,411	431,354
SWAY Residential Trust
2.243%, 01/17/32 (144A) (b)	5,949,173	5,962,161
Symphony CLO, Ltd. 2.323%, 10/15/25 (144A) (b)	8,810,000	8,812,220
3.223%, 01/17/25 (144A) (b)	360,000	360,069
3.773%, 10/15/25 (144A) (b)	1,560,000	1,561,356
TIAA CLO, Ltd.
Zero Coupon, 04/20/29 (144A) (b)	900,000	899,210
TICP CLO, Ltd. 2.210%, 01/20/27 (144A) (b)	1,290,000	1,290,000
2.570%, 01/20/27 (144A) (b)	1,290,000	1,290,154
3.380%, 01/20/27 (144A) (b)	340,000	340,032
Tricon American Homes Trust
2.193%, 05/17/32 (144A) (b)	713,796	712,714
U.S. Residential Opportunity Fund Trust 3.475%, 07/27/36 (144A)	8,967,074	8,960,976
3.475%, 08/27/36 (144A)	13,835,581	13,749,692
3.598%, 10/27/36 (144A)	7,887,520	7,868,969
Venture CLO, Ltd. 2.392%, 01/15/27 (144A) (b)	890,000	888,676
2.860%, 07/20/22 (144A) (b)	3,200,000	3,209,354
3.023%, 04/15/26 (144A) (b)	450,000	450,381
3.123%, 07/15/26 (144A) (b)	490,000	492,148
Vericrest Opportunity Loan Trust LLC
3.844%, 06/25/46 (144A)	4,358,776	4,366,982
Vibrant CLO, Ltd. 2.510%, 04/20/26 (144A) (b)	570,000	570,039
2.546%, 01/20/29 (144A) (b)	1,020,000	1,025,761
3.080%, 04/20/26 (144A) (b)	290,000	289,997
Voya CLO, Ltd. 1.000%, 01/18/26 (144A) (b)	4,425,000	4,425,000
2.188%, 04/25/25 (144A) (b)	1,780,000	1,782,458
2.474%, 01/18/26 (144A) (b)	3,140,000	3,140,462
2.824%, 01/18/26 (144A) (b)	1,285,000	1,285,039
2.970%, 10/15/22 (144A) (b)	1,670,000	1,670,700
Washington Mutural Asset-Backed Certificates Trust 1.137%, 10/25/36 (b)	1,052,421	803,372

Asset-Backed - Other—(Continued)
Washington Mutural Asset-Backed Certificates Trust 1.162%, 09/25/36 (b)	2,505,615	1,181,735
1.202%, 02/25/37 (b)	2,366,222	976,189
Wellfleet CLO, Ltd.
Zero Coupon, 04/20/29 (144A) (b)	850,000	850,000
WestVue Mortgage Loan Trust
4.500%, 09/25/20 (144A)	673,640	676,316
Wind River CLO, Ltd.
2.473%, 07/15/26 (144A) (b)	2,080,000	2,086,136
Ziggurat CLO, Ltd.
2.603%, 10/17/26 (144A) (b)	12,105,000	12,105,581

		380,293,779

Asset-Backed - Student Loan—0.6%
Navient Private Education Loan Trust 2.662%, 10/17/44 (144A) (b)	4,595,000	4,390,316
3.500%, 12/16/58 (144A) (b)	970,000	871,546
Scholar Funding Trust
1.633%, 01/30/45 (144A) (b)	7,047,922	6,873,401
SLM Private Credit Student Loan Trust 1.301%, 03/15/23 (b)	160,675	160,352
1.461%, 03/15/24 (b)	4,744,710	4,630,519
SLM Private Education Loan Trust 2.312%, 10/15/31 (144A) (b)	3,576,073	3,621,258
2.500%, 03/15/47 (144A)	720,000	694,141
3.000%, 05/16/44 (144A)	970,000	967,268
SMB Private Education Loan Trust
3.500%, 12/17/40 (144A)	2,090,000	2,068,144

		24,276,945

Total Asset-Backed Securities (Cost $438,850,388)		443,509,543

Mortgage-Backed Securities—5.9%

Collateralized Mortgage Obligations—2.7%
Ajax Mortgage Loan Trust
4.250%, 08/25/64 (144A)	1,823,521	1,830,485
American Home Mortgage Assets Trust 1.558%, 11/25/46 (b)	337,342	172,324
1.578%, 10/25/46 (b)	645,829	508,863
Angel Oak Mortgage Trust LLC 3.500%, 07/25/46 (144A)	1,080,728	1,078,035
4.500%, 11/25/45 (144A)	346,239	347,523
APS Resecuritization Trust 3.378%, 04/27/47 (144A) (b)	1,099,552	1,087,495
3.628%, 09/27/46 (144A) (b)	3,754,500	3,734,740
Banc of America Alternative Loan Trust
5.500%, 10/25/35	1,657,313	1,610,654
Bear Stearns Asset-Backed Securities Trust 6.250%, 12/25/35	3,005,253	2,621,267
6.250%, 02/25/36	3,509,872	2,675,812
COLT Funding LLC
3.982%, 12/26/45 (144A) (b)	563,494	560,030
Countrywide Alternative Loan Trust 1.122%, 04/25/47 (b)	1,048,791	897,280

BHFTII-19

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Countrywide Alternative Loan Trust
1.122%, 05/25/47 (b)	3,576,620	$3,020,295
1.168%, 03/20/47 (b)	2,269,836	1,569,093
1.172%, 10/25/46 (b)	1,482,018	1,285,132
1.178%, 07/20/46 (b)	4,037,846	2,111,826
1.192%, 07/25/46 (b)	1,799,770	1,527,477
1.282%, 01/25/36 (b)	836,870	727,433
2.368%, 11/25/46 (b)	4,187,498	3,449,160
5.500%, 04/25/37	1,138,747	938,875
6.000%, 05/25/37	4,031,924	2,867,749
Countrywide Home Loan Mortgage Pass-Through Trust
1.598%, 04/25/46 (b)	4,484,717	2,234,969
Credit Suisse Mortgage Capital Certificates 0.958%, 03/27/36 (144A) (b)	2,818,683	1,796,850
1.028%, 02/27/36 (144A) (b)	895,000	755,253
Deephaven Residential Mortgage Trust
4.000%, 07/25/46 (144A)	1,564,821	1,562,094
Deutsche ALT-A Securities Mortgage Loan Trust
1.132%, 12/25/36 (b)	3,975,835	3,216,635
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
1.482%, 01/27/37 (144A) (b)	387,181	789,202
Fannie Mae Connecticut Avenue Securities 4.532%, 07/25/29 (b)	1,550,000	1,568,750
4.627%, 09/25/29 (b)	1,382,000	1,391,215
5.232%, 04/25/29 (b)	1,620,000	1,715,601
6.232%, 10/25/23 (b)	7,415,000	8,462,748
6.732%, 07/25/29 (b)	683,032	713,537
Freddie Mac Structured Agency Credit Risk Debt Notes 4.232%, 07/25/29 (b)	1,320,000	1,317,577
4.532%, 08/25/29 (b)	850,000	850,467
4.782%, 03/25/29 (b)	1,310,000	1,352,635
4.832%, 03/25/29 (b)	1,400,000	1,448,184
GreenPoint Mortgage Funding Trust
2.638%, 03/25/36 (b)	248,364	209,432
GSMPS Mortgage Loan Trust 1.332%, 01/25/35 (144A) (b)	817,942	703,719
1.332%, 03/25/35 (144A) (b)	994,784	878,527
1.332%, 01/25/36 (144A) (b)	751,253	629,415
GSR Mortgage Loan Trust
6.000%, 07/25/37	1,093,532	979,688
JPMorgan Alternative Loan Trust 1.192%, 03/25/37 (b)	1,659,674	1,239,088
3.313%, 05/25/37 (b)	444,627	374,074
JPMorgan Mortgage Trust
6.500%, 08/25/36	383,986	314,772
LSTAR Securities Investment Trust
2.784%, 11/01/21 (144A) (b)	4,090,607	4,078,857
LSTAR Securities Investment, Ltd. 2.784%, 11/02/20 (144A) (b)	512,924	512,764
2.784%, 03/01/21 (144A) (b)	4,987,946	4,967,994
2.784%, 09/01/21 (144A) (b)	4,464,994	4,598,944
2.784%, 02/01/22 (144A) (b)	4,906,455	4,851,748
4.284%, 11/02/20 (144A) (b)	350,000	349,563

Collateralized Mortgage Obligations—(Continued)
MASTR Resecuritization Trust
1.213%, 08/25/37 (144A) (b)	687,203	503,686
Merrill Lynch Mortgage Investors Trust
3.450%, 05/25/36 (b)	2,249,717	1,852,074
Morgan Stanley Resecuritization Trust
1.364%, 06/26/47 (144A) (b)	533,458	491,484
Mortgage Loan Resecuritization Trust
1.110%, 04/16/36 (144A) (b)	4,558,946	3,775,134
Nomura Asset Acceptance Corp. Alternative Loan Trust
6.634%, 05/25/36	294,621	126,682
Nomura Resecuritization Trust
1.446%, 11/26/35 (144A) (b)	710,000	638,130
Residential Accredit Loans, Inc. Trust 1.142%, 02/25/37 (b)	406,413	334,315
1.172%, 07/25/37 (b)	1,066,248	914,111
1.212%, 06/25/46 (b)	642,476	278,216
Structured Adjustable Rate Mortgage Loan Trust
3.354%, 04/25/47 (b)	1,629,634	1,264,501
Structured Asset Mortgage Investments Trust 1.172%, 06/25/36 (b)	1,141,791	936,639
1.192%, 05/25/46 (b)	349,047	263,392
1.212%, 02/25/36 (b)	2,613,889	2,283,249
Structured Asset Securities Corp. Mortgage Loan Trust
6.000%, 10/25/36 (144A)	703,389	605,212
Wells Fargo Mortgage-Backed Securities Trust
3.074%, 07/25/36 (b)	232,622	229,388

		102,982,063

Commercial Mortgage-Backed Securities—3.2%
BAMLL Commercial Mortgage Securities Trust 1.962%, 09/15/26 (144A) (b)	499,000	499,421
3.512%, 09/15/26 (144A) (b)	260,000	259,772
3.596%, 04/14/33 (144A) (b)	850,000	802,864
3.606%, 08/14/34 (144A) (b)	2,470,000	2,154,087
4.412%, 09/15/26 (144A) (b)	947,000	944,083
Banc of America Commercial Mortgage Trust 0.632%, 02/15/50 (b) (c)	8,000,000	427,440
1.288%, 02/15/50 (144A) (b) (c)	2,000,000	190,300
5.482%, 01/15/49 (b)	239,147	238,815
5.708%, 04/10/49 (b)	76,532	76,445
5.761%, 06/10/49 (b)	250,000	250,885
5.772%, 02/10/51 (b)	2,590,000	2,642,766
Bayview Commercial Asset Trust 1.282%, 10/25/36 (144A) (b)	329,195	288,970
1.342%, 04/25/36 (144A) (b)	220,423	192,710
1.432%, 09/25/37 (144A) (b)	847,979	741,022
1.982%, 10/25/37 (144A) (b)	227,901	220,110
3.732%, 07/25/38 (144A) (b)	646,041	667,548
BB-UBS Trust 0.596%, 11/05/36 (144A) (b) (c)	85,480,000	3,515,074
4.026%, 11/05/36 (144A) (b)	330,000	319,428

BHFTII-20

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Bear Stearns Commercial Mortgage Securities Trust 1.571%, 06/11/50 (144A) (b)	560,000	$560,021
5.768%, 06/11/40 (b)	969,471	971,515
BHMS Mortgage Trust
2.330%, 07/05/33 (144A) (b)	3,305,000	3,310,180
BWAY Mortgage Trust 3.446%, 03/10/33 (144A)	1,495,000	1,479,141
3.454%, 03/10/33 (144A)	2,120,000	2,158,486
3.633%, 03/10/33 (144A)	600,000	589,629
3.928%, 03/10/33 (144A) (b)	1,210,000	1,167,731
BXHTL Mortgage Trust
4.601%, 05/15/29 (144A) (b)	180,000	181,016
CCRESG Commercial Mortgage Trust
5.488%, 04/10/29 (144A) (b)	230,000	225,329
CD Mortgage Trust 1.049%, 02/10/50 (b) (c)	5,697,330	451,456
3.631%, 02/10/50	350,000	360,615
5.648%, 10/15/48	502,589	512,608
6.159%, 11/15/44 (b)	2,530,500	2,579,974
CDGJ Commercial Mortgage Trust
2.312%, 12/15/27 (144A) (b)	2,655,465	2,660,461
CFCRE Commercial Mortgage Trust 0.731%, 05/10/58 (b) (c)	2,370,000	131,741
1.766%, 05/10/58 (b) (c)	2,565,516	293,656
CGGS Commercial Mortgage Trust 4.412%, 02/15/33 (144A) (b)	137,894	138,167
5.662%, 02/15/33 (144A) (b)	1,684,000	1,688,750
Chicago Skyscraper Trust 3.163%, 04/15/30 (144A) (b)	620,000	625,710
4.213%, 04/15/30 (144A) (b)	1,340,000	1,353,199
5.013%, 04/15/30 (144A) (b)	170,000	171,754
Citigroup Commercial Mortgage Trust 1.234%, 10/10/47 (144A) (b) (c)	1,140,000	80,946
2.788%, 04/10/49 (144A)	930,000	622,347
3.518%, 05/10/35 (144A) (b)	30,000	28,764
3.520%, 09/10/31 (144A)	130,000	128,864
3.712%, 04/14/50	1,310,000	1,349,226
4.023%, 03/10/47	1,385,000	1,466,937
4.509%, 09/10/31 (144A)	250,000	242,732
COBALT CMBS Commercial Mortgage Trust
5.880%, 05/15/46 (b)	2,457,000	2,495,147
Commercial Mortgage Pass-Through Certificates Mortgage Trust 0.060%, 02/10/35 (144A) (b) (c)	60,958,000	426,706
1.460%, 03/10/46 (b) (c)	37,522,564	1,318,048
1.548%, 12/10/49 (144A) (b)	1,046,000	1,032,625
2.482%, 02/13/32 (144A) (b)	1,280,000	1,286,416
3.132%, 02/13/32 (144A) (b)	550,000	552,240
3.179%, 10/10/36 (144A) (b)	270,000	240,721
3.550%, 07/15/47	550,000	564,981
3.796%, 08/10/47	540,000	564,955
3.977%, 05/10/47	3,754,000	3,960,967
4.006%, 04/10/47	400,000	422,588
4.051%, 04/10/47	1,896,000	2,008,837
4.132%, 02/13/32 (144A) (b)	150,000	150,705

Commercial Mortgage-Backed Securities—(Continued)
Commercial Mortgage Pass-Through Certificates Mortgage Trust 4.312%, 07/10/48 (b)	1,600,000	1,507,525
4.417%, 12/10/47 (b)	420,000	413,931
4.547%, 08/10/48 (b)	2,170,000	2,126,768
4.737%, 07/15/47 (b)	1,280,000	1,310,530
5.543%, 12/11/49 (144A) (b)	81,458	81,388
5.655%, 06/10/44 (144A) (b)	190,000	197,749
Commercial Mortgage Trust
3.685%, 05/10/48 (144A) (b)	1,140,000	1,098,152
Core Industrial Trust 3.077%, 02/10/34 (144A)	1,990,000	2,032,505
3.849%, 02/10/34 (144A) (b)	2,360,000	2,253,056
Cosmopolitan Hotel Trust
2.312%, 11/15/33 (144A) (b)	2,080,000	2,096,921
Countrywide Commercial Mortgage Trust
6.208%, 11/12/43 (144A) (b)	400,690	402,871
Credit Suisse First Boston Mortgage Securities Corp.
5.234%, 10/15/39 (144A) (b)	250,000	259,367
Credit Suisse Mortgage Capital Certificates Trust
2.512%, 11/15/33 (144A) (b)	290,000	290,672
CSAIL Commercial Mortgage Trust 1.814%, 01/15/49 (b) (c)	4,486,256	511,068
4.360%, 08/15/48 (b)	340,000	330,727
DBJPM Mortgage Trust
3.495%, 09/10/49 (144A) (b)	1,148,000	886,319
DBRR Trust 1.636%, 12/18/49 (144A) (b)	158,588	158,459
8.200%, 06/17/49 (144A) (b)	482,821	482,043
GAHR Commercial Mortgage Trust 2.212%, 12/15/34 (144A) (b)	190,369	191,120
3.382%, 12/15/34 (144A) (b)	4,097,000	3,968,526
Greenwich Capital Commercial Mortgage Trust
5.867%, 12/10/49 (b)	520,000	526,153
GS Mortgage Securities Corp.
3.436%, 12/10/27 (144A) (b)	7,062,358	6,920,875
GS Mortgage Securities Trust 0.973%, 03/10/50 (b) (c)	4,000,000	268,008
3.345%, 07/10/48	620,000	477,399
3.931%, 09/10/47	800,000	841,419
4.646%, 06/10/47 (144A) (b)	180,000	149,198
JPMBB Commercial Mortgage Securities Trust 0.943%, 09/15/47 (b) (c)	5,403,159	284,105
0.943%, 05/15/48 (b) (c)	1,250,734	48,287
1.192%, 10/15/48 (b) (c)	5,060,442	292,543
3.775%, 08/15/47	550,000	573,192
3.801%, 09/15/47	220,000	228,088
4.560%, 09/15/47 (144A) (b)	420,000	338,519
JPMCC Commercial Mortgage Securities Trust
4.805%, 03/15/50 (144A) (b)	650,000	613,433
JPMDB Commercial Mortgage Securities Trust
0.750%, 12/15/49 (144A) (b) (c)	2,067,000	114,954
JPMorgan Chase Commercial Mortgage Securities Corp.
1.808%, 12/15/47 (b) (c)	8,449,450	540,792

BHFTII-21

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
JPMorgan Chase Commercial Mortgage Securities Trust 0.605%, 04/15/46 (b) (c)	4,900,000	$145,059
0.750%, 08/15/49 (144A) (b) (c)	5,300,000	292,669
0.825%, 12/15/49 (b) (c)	998,255	49,907
2.312%, 11/15/31 (144A) (b)	529,278	530,108
2.381%, 02/12/51 (b)	1,207,856	1,169,633
2.612%, 07/15/36 (144A) (b)	2,263,000	2,274,339
3.429%, 06/10/27 (144A)	1,140,000	1,159,660
4.243%, 01/15/49 (b)	970,000	876,837
4.762%, 10/15/29 (144A) (b)	470,000	473,269
5.841%, 06/15/49 (b)	1,249,053	1,249,462
LB Commercial Mortgage Trust
6.052%, 07/15/44 (b)	330,000	331,620
Lehman Brothers Small Balance Commercial Mortgage Trust
1.232%, 03/25/37 (144A) (b)	897,331	828,417
Lone Star Portfolio Trust 2.712%, 09/15/28 (144A) (b)	264,442	265,762
6.512%, 09/15/28 (144A) (b)	409,547	415,678
LSTAR Commercial Mortgage Trust
1.393%, 03/10/50 (144A) (b) (c)	1,000,000	58,343
Merrill Lynch Mortgage Trust
5.841%, 06/12/50 (b)	2,650,509	2,658,494
ML-CFC Commercial Mortgage Trust
5.790%, 06/12/50 (b)	676,759	676,765
Morgan Stanley Bank of America Merrill Lynch Trust 0.779%, 12/15/49 (b) (c)	2,994,225	165,767
1.144%, 12/15/47 (b) (c)	99,708	5,425
1.190%, 12/15/47 (144A) (b) (c)	1,810,000	116,190
1.290%, 01/15/49 (b) (c)	1,731,481	143,240
1.468%, 11/15/49 (b) (c)	1,116,068	109,353
3.060%, 10/15/48 (144A)	820,000	606,374
3.068%, 10/15/48	1,300,000	964,687
3.892%, 06/15/47	2,600,000	2,734,628
4.135%, 07/15/50 (144A) (b)	700,000	577,634
4.529%, 10/15/48 (b)	100,000	101,516
Morgan Stanley Capital Trust 3.446%, 07/13/29 (144A) (b)	540,000	524,532
3.662%, 08/15/26 (144A) (b)	300,000	299,695
4.312%, 02/15/34 (144A) (b)	280,000	280,074
5.406%, 03/15/44	690,675	689,212
Morgan Stanley Re-REMIC Trust 2.000%, 07/27/49 (144A)	443,336	443,429
5.949%, 08/15/45 (144A) (b)	1,560,000	1,559,485
One Market Plaza Trust
0.090%, 02/10/32 (144A) (b) (c)	21,110,000	138,693
STRIPs, Ltd.
0.500%, 12/25/44 (144A)	2,008,615	1,995,752
UBS-Barclays Commercial Mortgage Trust
4.112%, 02/15/28 (144A) (b)	950,000	935,017
Velocity Commercial Capital Loan Trust 2.578%, 10/25/46 (b)	658,008	658,732
3.412%, 06/25/45 (144A) (b)	869,217	875,587
3.661%, 10/25/46 (b)	150,000	152,250

Commercial Mortgage-Backed Securities—(Continued)
Velocity Commercial Capital Loan Trust 4.458%, 10/25/46 (b)	100,000	102,250
5.498%, 10/25/46 (b)	140,000	136,280
7.226%, 10/25/46 (b)	160,000	154,936
VNDO Trust
3.903%, 01/10/35 (144A) (b)	950,000	874,228
Wachovia Bank Commercial Mortgage Trust
5.632%, 10/15/48 (b)	237,201	237,794
Waldorf Astoria Boca Raton Trust
2.262%, 06/15/29 (144A) (b)	1,590,000	1,595,274
Wells Fargo Commercial Mortgage Trust 0.960%, 12/15/48 (b) (c)	1,327,874	78,824
0.985%, 02/15/48 (b) (c)	8,779,861	497,725
1.097%, 12/15/59 (b) (c)	5,088,444	354,958
1.269%, 08/15/49 (144A) (b) (c)	1,430,000	129,172
1.343%, 08/15/49 (b) (c)	2,800,000	290,388
3.852%, 11/15/48	890,000	647,694
WF-RBS Commercial Mortgage Trust 0.965%, 11/15/47 (b) (c)	25,553,650	1,294,967
1.165%, 05/15/47 (b) (c)	11,863,523	642,013
3.678%, 08/15/47	595,000	616,029
3.766%, 09/15/57 (b)	1,540,000	1,411,345

		124,401,464

Total Mortgage-Backed Securities (Cost $232,345,334)		227,383,527

Foreign Government—3.3%

Banks—0.0%
Banque Centrale de Tunisie International Bonds
4.500%, 06/22/20 (EUR)	467,000	515,732

Sovereign—3.3%
Argentine Republic Government International Bonds 3.875%, 01/15/22 (EUR)	531,000	561,565
5.625%, 01/26/22 (144A)	3,926,000	4,020,224
6.250%, 04/22/19 (144A) (d)	11,907,000	12,561,885
6.875%, 04/22/21	626,000	672,324
7.820%, 12/31/33 (EUR) (h)	939,896	1,038,229
Brazil Notas do Tesouro Nacional
6.000%, 05/15/21 (BRL) (h)	3,760,000	3,674,722
Colombia Government International Bonds 4.000%, 02/26/24 (d)	9,755,000	10,037,895
4.375%, 07/12/21 (d)	1,926,000	2,041,560
11.750%, 02/25/20	31,000	39,122
Egypt Government International Bonds 5.750%, 04/29/20	1,558,000	1,620,320
8.500%, 01/31/47 (144A)	315,000	338,625
8.500%, 01/31/47	804,000	864,300
Hungary Government International Bonds
5.375%, 03/25/24	3,500,000	3,895,283
Indonesia Government International Bonds 3.375%, 04/15/23 (144A)	2,016,000	2,013,426
5.375%, 10/17/23 (144A)	1,350,000	1,492,791

BHFTII-22

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Indonesia Government International Bonds 5.875%, 03/13/20	963,000	$1,053,038
5.875%, 01/15/24 (144A) (d)	3,964,000	4,495,220
Kuwait International Government Bonds 2.750%, 03/20/22 (144A)	4,438,000	4,447,098
3.500%, 03/20/27 (144A)	1,488,000	1,504,740
Lebanon Government International Bonds
6.850%, 03/23/27	1,931,000	1,969,620
Mexican Bonos
4.750%, 06/14/18 (MXN)	75,800,000	3,963,880
Mexican Udibonos
3.500%, 12/14/17 (MXN) (h)	20,803,023	1,111,661
Mexico Government International Bonds 4.125%, 01/21/26 (d)	3,958,000	4,068,824
4.150%, 03/28/27 (d)	19,821,000	20,157,957
Panama Government International Bonds
3.750%, 03/16/25	3,490,000	3,564,162
Peruvian Government International Bonds
7.350%, 07/21/25 (d)	2,900,000	3,755,500
Russian Federal Bonds - OFZ 7.050%, 01/19/28 (RUB)	342,648,000	5,718,610
7.500%, 08/18/21 (RUB)	321,410,000	5,636,518
7.750%, 09/16/26 (RUB)	249,083,000	4,383,932
8.150%, 02/03/27 (RUB)	345,101,000	6,288,549
South Africa Government International Bonds
4.875%, 04/14/26 (d)	2,360,000	2,370,620
Turkey Government Bonds
8.800%, 09/27/23 (TRY)	7,570,000	1,891,224
Turkey Government International Bonds
7.000%, 06/05/20	2,617,000	2,855,487
Uruguay Government International Bonds
4.375%, 10/27/27 (h)	3,280,000	3,424,320

		127,533,231

Total Foreign Government (Cost $127,244,267)		128,048,963

Municipals—2.8%
American Municipal Power, Inc., Build America Bonds
6.449%, 02/15/44	355,000	450,090
Arizona Health Facilities Authority
1.479%, 01/01/37 (b)	780,000	681,353
Bay Area Toll Bridge Authority, Build America Bonds
Series S1
6.918%, 04/01/40	1,575,000	2,141,496
7.043%, 04/01/50	2,105,000	3,041,262
Brooklyn Arena Local Development Corp.
5.000%, 07/15/42	990,000	1,076,932
Buckeye Tobacco Settlement Financing Authority
5.875%, 06/01/47	1,790,000	1,708,537
California Health Facilities Financing Authority
5.000%, 08/15/33	495,000	566,998
California State Public Works Board, Build America Bonds
8.361%, 10/01/34	760,000	1,104,683
Chesapeake Bay Bridge & Tunnel District 5.000%, 07/01/41	360,000	402,595
5.000%, 07/01/51	275,000	300,047
Clark County School District 5.000%, 06/15/26	25,000	29,386
5.000%, 06/15/27	355,000	413,990
5.000%, 06/15/28	360,000	417,118
Series A
5.000%, 06/15/23	295,000	344,067
5.000%, 06/15/24	350,000	413,084
Clark County, NV
5.000%, 07/01/28	450,000	546,813
Colorado Health Facilities Authority
5.250%, 02/01/31	325,000	343,616
Commonwealth Financing Authority
4.144%, 06/01/38	1,275,000	1,236,380
Commonwealth of Puerto Rico
8.000%, 07/01/35	14,975,000	9,284,500
District of Columbia, Income Tax Revenue, Build America Bonds
5.591%, 12/01/34	1,055,000	1,288,756
Golden State Tobacco Securitization Corp. 5.125%, 06/01/47	1,820,000	1,791,026
5.750%, 06/01/47	360,000	360,014
Grant County Public Utility District No. 2
4.584%, 01/01/40	315,000	314,102
Great Lakes Water Authority Water Supply System Revenue
5.250%, 07/01/33	150,000	173,900
Horry County, SC School District 5.000%, 03/01/24	325,000	387,819
5.000%, 03/01/25	355,000	427,331
Kentucky Economic Development Finance Authority
5.250%, 06/01/50	330,000	346,490
Los Angeles, CA Community College District, Build America Bonds
6.600%, 08/01/42	1,150,000	1,598,074
Los Angeles, CA Department of Water & Power Revenue, Build America Bonds
6.603%, 07/01/50	565,000	798,356
Los Angeles, CA Unified School District, Build America Bonds
6.758%, 07/01/34	640,000	858,758
Massachusetts Development Finance Agency
5.000%, 07/01/47	500,000	547,170
Massachusetts Educational Financing Authority
5.000%, 01/01/22	500,000	554,100
Massachusetts State Clean Water Trust Revenue 5.000%, 02/01/27	325,000	394,696
5.000%, 02/01/28	500,000	602,790
Metropolitan Transportation Authority
5.000%, 11/15/42	670,000	767,847
Metropolitan Transportation Authority, Build America Bonds 6.668%, 11/15/39	170,000	226,828

BHFTII-23

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
Metropolitan Transportation Authority, Build America Bonds
6.687%, 11/15/40	590,000	$785,078
6.814%, 11/15/40	1,005,000	1,352,288
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Build America Bonds
7.462%, 10/01/46	560,000	793,279
Miami-Dade County, FL
5.000%, 07/01/35	395,000	450,782
Miami-Dade County, FL Aviation Revenue 5.000%, 10/01/38	1,025,000	1,120,530
Series B 2.504%, 10/01/24	1,000,000	957,890
Miami-Dade County, FL Educational Facilities Authority
5.073%, 04/01/50	655,000	701,027
Mississippi State Hospital Equipment & Facilities Authority, Baptist Memorial Health Care
5.000%, 09/01/46	630,000	671,832
Missouri State Health & Educational Facilities Authority Revenue
5.000%, 11/15/29	340,000	390,051
Municipal Electric Authority of Georgia
5.000%, 01/01/20	650,000	703,151
Municipal Electric Authority of Georgia, Build America Bonds
6.637%, 04/01/57	1,000,000	1,122,560
New Jersey State Turnpike Authority, Build America Bonds
7.414%, 01/01/40	1,451,000	2,087,409
New Jersey Transportation Trust Fund Authority
5.000%, 06/15/29	380,000	402,667
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/40	370,000	415,503
New York City Transitional Finance Authority Future Tax Secured Revenue 5.000%, 08/01/31	190,000	221,873
Series A2
2.280%, 05/01/26	520,000	480,454
New York City Water & Sewer System 5.000%, 06/15/47	500,000	568,675
5.375%, 06/15/43	2,360,000	2,663,803
5.500%, 06/15/43	2,825,000	3,215,358
5.882%, 06/15/44	1,150,000	1,497,921
New York City Water & Sewer System, Build America Bonds
5.750%, 06/15/41	675,000	867,659
New York State Dormitory Authority 5.000%, 02/15/31	330,000	387,037
Series D
5.000%, 02/15/27	370,000	446,768
5.000%, 02/15/28	370,000	443,353
New York State Dormitory Authority Revenue
5.000%, 03/15/32	580,000	675,358
New York State Dormitory Authority, Build America Bonds
5.389%, 03/15/40	1,075,000	1,284,872
New York State Urban Development Corp. 5.000%, 03/15/25	210,000	251,626
5.000%, 03/15/27	320,000	389,104
New York Transportation Development Corp.
5.250%, 01/01/50	850,000	912,288
North Carolina Department of Transportation
5.000%, 06/30/54	1,000,000	1,056,580
Orange County Local Transportation Authority, Build America Bonds
6.908%, 02/15/41	1,420,000	1,926,940
Pennsylvania Economic Development Financing Authority
5.000%, 12/31/38	510,000	551,483
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,435,000	1,512,189
4.810%, 10/15/65	720,000	787,910
4.960%, 08/01/46	1,910,000	2,165,787
Port of Seattle, WA
5.000%, 01/01/42	680,000	783,537
Regents of the University of California Medical Center Pooled Revenue, Build America Bonds
6.583%, 05/15/49	1,455,000	1,910,851
Riverside, CA, Electric Revenue, Buld America Bonds
7.605%, 10/01/40	1,005,000	1,394,729
San Antonio, TX Electric & Gas Systems Revenue, Build Amereica Bonds
5.808%, 02/01/41	470,000	589,709
San Diego County Regional Transportation Commission
5.000%, 04/01/48	670,000	766,373
San Jose, CA, Airport Revenue
5.000%, 03/01/37	410,000	410,275
South Carolina Public Service Authority
Series A
5.000%, 12/01/49	700,000	723,765
5.000%, 12/01/50	700,000	726,054
5.500%, 12/01/54	350,000	373,170
Series D
2.388%, 12/01/23	1,190,000	1,091,932
State of California General Obligation Unlimited
5.000%, 09/01/27	325,000	390,605
State of California General Obligation Unlimited, Build America Bonds 7.300%, 10/01/39	345,000	487,506
7.350%, 11/01/39	550,000	776,006
7.500%, 04/01/34	1,125,000	1,593,877
7.550%, 04/01/39	1,375,000	2,016,561
7.600%, 11/01/40	3,780,000	5,634,468
State of Georgia
5.000%, 07/01/26	355,000	437,016
State of Illinois
5.100%, 06/01/33	4,320,000	3,941,654
State of Maryland
Series A
5.000%, 03/15/28	330,000	405,827

BHFTII-24

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Municipals—(Continued)

Security Description	Shares/ Principal Amount*	Value
State of Maryland 5.000%, 03/15/29	330,000	$403,214
5.000%, 03/15/31	1,070,000	1,288,537
State of Massachusetts
5.000%, 07/01/28	350,000	433,321
State of Washington General Obligation Unlimited 5.000%, 07/01/28	330,000	387,710
Series R
5.000%, 08/01/28	415,000	496,967
5.000%, 08/01/29	415,000	493,564
5.000%, 08/01/30	415,000	490,559
State of Wisconsin
Series A
5.000%, 05/01/24	580,000	693,790
5.000%, 05/01/25	660,000	799,247
Sumter Landing Community Development District
4.172%, 10/01/47	385,000	373,804
Texas Private Activity Bond Surface Transportation Corp.
5.000%, 12/31/55	170,000	179,597
Tobacco Settlement Financing Corp.
5.000%, 06/01/41	720,000	699,307
University of California CA, Revenue
4.858%, 05/15/2112	980,000	963,320
University of Houston
Series A
5.000%, 02/15/33	390,000	447,342
5.000%, 02/15/34	350,000	399,711
5.000%, 02/15/35	800,000	910,312
5.000%, 02/15/36	1,040,000	1,179,974
University of Massachusetts Building Authority
5.000%, 11/01/31	500,000	581,235
West Virginia Hospital Finance Authority 5.000%, 06/01/19	365,000	390,619
5.000%, 06/01/20	390,000	426,976
5.000%, 06/01/21	390,000	435,267
5.000%, 06/01/22	425,000	480,254
5.000%, 06/01/23	355,000	405,115
5.000%, 06/01/24	375,000	431,029
Wisconsin Health & Educational Facilities Authority
5.000%, 12/15/44	310,000	335,460

Total Municipals (Cost $109,160,182)		108,782,235

Preferred Stock—0.2%

Banks—0.2%
Citigroup Capital, 7.409% (b) (Cost $7,956,785)	292,339	7,790,834

Purchased Options—0.1%
Security Description	Notional Amount*	Value

Currency Options—0.1%
AUD Put/JPY Call, Strike Price JPY 86.00, Expires 04/06/17 (Counterparty - Citibank N.A.) (AUD)	2,739,000	$24,475
AUD Put/USD Call, Strike Price USD 0.75, Expires 04/06/17 (Counterparty - Barclays Bank plc) (AUD)	2,374,000	165
EUR Call/USD Put, Strike Price USD 1.11, Expires 09/18/17 (Counterparty - BNP Paribas S.A.) (EUR)	38,810,000	439,984
EUR Put/MXN Call, Strike Price MXN 20.60, Expires 05/22/17 (Counterparty - Goldman Sachs & Co.) (EUR)	1,599,000	57,164
EUR Put/MXN Call, Strike Price MXN 21.60, Expires 04/12/17 (Counterparty - Morgan Stanley & Co.) (EUR)	1,596,000	129,845
EUR Put/USD Call, Strike Price USD 1.02, Expires 06/01/17 (Counterparty - BNP Paribas S.A.) (EUR)	55,081,000	213,653
EUR Put/USD Call, Strike Price USD 1.03, Expires 04/07/17 (Counterparty - BNP Paribas S.A.) (EUR)	13,160,000	42
MXN Call/ JPY Put, Strike Price JPY 5.60, Expires 04/11/17 (Counterparty - JPMorgan Chase Bank N.A.) (MXN)	48,233,000	142,319
MXN Call/ JPY Put, Strike Price JPY 5.85, Expires 04/11/17 (Counterparty - Bank of America N.A.) (MXN)	48,233,000	46,220
MXN Call/ JPY Put, Strike Price JPY 5.85, Expires 04/11/17 (Counterparty - Morgan Stanley & Co. LLC) (MXN)	24,116,000	23,110
USD Call/BRL Put, Strike Price BRL 3.35, Expires 04/19/17 (Counterparty - Morgan Stanley & Co. LLC)	1,389,000	590
USD Call/JPY Put, Strike Price JPY 120.00, Expires 04/07/17 (Counterparty - Bank of America N.A.)	10,624,000	0
USD Call/KRW Put, Strike Price KRW 1,150.00, Expires 04/06/17 (Counterparty - Morgan Stanley & Co. LLC)	1,600,000	86
USD Call/KRW Put, Strike Price KRW 1,185.00, Expires 04/06/17 (Counterparty - Morgan Stanley & Co. LLC)	1,600,000	0
USD Call/MXN Put, Strike Price MXN 21.45, Expires 04/04/17 (Counterparty - JPMorgan Chase Bank N.A.)	2,820,000	0
USD Call/MXN Put, Strike Price MXN 21.50, Expires 07/03/17 (Counterparty - Morgan Stanley & Co. LLC)	1,005,000	2,457
USD Call/TRY Put, Strike Price TRY 3.80, Expires 05/05/17 (Counterparty - Goldman Sachs & Co.)	1,384,000	11,885
USD Call/ZAR Put, Strike Price ZAR 12.80, Expires 05/19/17 (Counterparty - JPMorgan Chase Bank N.A.)	950,000	56,641
USD Put/BRL Call, Strike Price BRL 3.09, Expires 04/19/17 (Counterparty - Goldman Sachs & Co.)	1,389,000	6,439

BHFTII-25

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Purchased Options—(Continued)

Security Description	Notional Amount*	Value

Currency Options—(Continued)
USD Put/BRL Call, Strike Price BRL 3.15, Expires 05/18/17 (Counterparty - Morgan Stanley & Co. LLC)	1,389,000	$24,734

		1,179,809

Options on Exchange-Traded Futures Contracts—0.0%
Put - Eurodollar Midcurve 3 Year Futures @97.50, Expires 04/13/17 (Counterparty - JPMorgan Chase Bank N.A.)	2,969	222,675
Put - U.S. Treasury Note 10-Year Futures @123.00, Expires 04/21/17 (Counterparty - JPMorgan Chase Bank N.A.)	875	68,360
Put - U.S. Treasury Note 10-Year Futures @124.00, Expires 04/21/17 (Counterparty - JPMorgan Chase Bank N.A.)	979	244,750

		535,785

Total Purchased Options (Cost $2,761,828)		1,715,594

Short-Term Investments—5.8%

Certificate of Deposit—2.6%
Bank of Tokyo Mitsubishi UFJ, Ltd.
1.672%, 08/17/17	10,000,000	10,017,830
BNP Paribas S.A. (NY)
1.530%, 08/17/17	5,120,000	5,125,452
Cooperatieve Rabobank UA
1.537%, 08/16/17	10,000,000	10,016,790
Credit Industriel et Commercial (NY)
1.637%, 08/16/17	10,000,000	10,020,560
Credit Suisse AG 1.822%, 08/16/17	4,900,000	4,908,830
1.834%, 08/24/17	4,990,000	4,999,476
Skandinaviska Enskilda Banken AB
1.522%, 08/17/17	10,000,000	10,016,650
Sumitomo Mitsui Banking Corp.
1.672%, 08/18/17	5,200,000	5,209,266
Sumitomo Mitsui Trust Bank, Ltd.
1.530%, 08/16/17	10,000,000	10,010,614
Swedbank (Sparbank)
1.380%, 08/18/17	5,120,000	5,125,827
Toronto-Dominion Bank
1.539%, 08/15/17	9,860,000	9,877,797
UBS AG (Stamford)
1.530%, 09/01/17	5,230,000	5,237,512
Wells Fargo Bank N.A.
1.636%, 09/22/17	10,000,000	10,021,330

		100,587,934

Commercial Paper—0.5%
BPCE
1.488%, 08/14/17	10,050,000	10,003,377
Mizuho Bank, Ltd.
1.366%, 08/16/17	9,920,000	9,874,748

		19,878,125

Repurchase Agreement—2.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $104,436,309 on 04/03/17, collateralized by $106,580,000 U.S. Treasury Notes with rates ranging from 1.375% - 1.500%, due 05/31/20 with a value of $106,525,844.	104,435,526	104,435,526

Total Short-Term Investments (Cost $224,719,161)		224,901,585

Securities Lending Reinvestments (k)— 4.9%

Certificates of Deposit—3.2%
Canadian Imperial Bank 1.392%, 10/27/17 (b)	2,000,000	2,002,406
1.454%, 05/24/17 (b)	1,000,585	1,000,350
Chiba Bank, Ltd., New York
1.100%, 04/07/17	2,600,000	2,600,029
Cooperative Rabobank UA New York
1.422%, 10/13/17 (b)	2,000,000	2,002,724
Credit Agricole Corporate and Investment Bank
1.491%, 04/12/17 (b)	5,000,000	5,000,565
Credit Industriel et Commercial
1.440%, 04/05/17 (b)	1,000,000	1,000,043
Credit Suisse AG New York 1.511%, 04/03/17 (b)	1,000,000	1,000,016
1.581%, 04/11/17 (b)	5,500,000	5,500,451
1.581%, 05/12/17 (b)	4,000,000	4,001,212
Danske Bank A/S London
Zero Coupon, 05/12/17	3,988,422	3,995,880
DNB NOR Bank ASA
1.279%, 07/28/17 (b)	3,600,000	3,601,591
ING Bank NV
1.461%, 04/18/17 (b)	5,400,000	5,402,301
KBC Bank NV 1.120%, 05/08/17	500,000	500,075
1.150%, 04/18/17	3,000,000	3,000,270
1.150%, 04/27/17	4,500,000	4,497,345
Mitsubishi UFJ Trust and Banking Corp.
1.581%, 04/11/17 (b)	4,000,000	4,000,488
Mizuho Bank, Ltd., New York 1.339%, 08/02/17 (b)	1,000,000	1,000,576
1.591%, 04/11/17 (b)	3,000,000	3,000,228
1.643%, 04/18/17 (b)	5,300,000	5,300,768
National Australia Bank London 1.199%, 05/02/17 (b)	6,500,000	6,502,277
1.338%, 11/09/17 (b)	4,200,000	4,193,154
Natixis New York 1.241%, 08/03/17 (b)	4,500,000	4,502,898
1.444%, 04/07/17 (b)	1,500,000	1,500,083
Norinchukin Bank New York
1.451%, 07/12/17 (b)	2,000,000	2,001,770
Rabobank London
1.422%, 10/13/17 (b)	2,500,000	2,506,113

BHFTII-26

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (k)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Royal Bank of Canada New York 1.340%, 04/04/17 (b)	1,000,000	$999,975
1.422%, 10/13/17 (b)	4,500,000	4,508,050
Sumitomo Bank New York
1.410%, 05/05/17 (b)	3,500,000	3,500,682
Sumitomo Mitsui Banking Corp., New York 1.534%, 04/07/17 (b)	1,000,000	1,000,058
1.591%, 04/12/17 (b)	3,000,000	3,000,598
Sumitomo Mitsui Trust Bank, Ltd.
1.120%, 05/08/17	2,000,000	2,000,300
Sumitomo Mitsui Trust Bank, Ltd., New York 1.558%, 04/10/17 (b)	3,000,000	3,000,378
1.572%, 04/26/17 (b)	8,000,000	8,002,648
Svenska Handelsbanken New York
1.508%, 05/18/17 (b)	6,000,000	6,003,102
Toronto Dominion Bank New York
1.330%, 01/10/18 (b)	1,500,000	1,500,294
UBS, Stamford 1.301%, 05/12/17 (b)	1,500,000	1,500,369
1.589%, 07/31/17 (b)	2,104,552	2,105,784
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (b)	3,500,000	3,505,723
1.452%, 04/26/17 (b)	3,600,000	3,600,958

		123,842,532

Commercial Paper—0.9%
Barton Capital S.A.
1.110%, 04/21/17	3,988,653	3,997,332
Commonwealth Bank Australia
1.389%, 10/23/17 (b)	4,000,000	4,004,888
Den Norske ASA
1.432%, 04/27/17 (b)	3,600,000	3,600,777
HSBC plc
1.442%, 04/25/17 (b)	7,800,000	7,801,404
Kells Funding LLC
1.100%, 06/05/17	2,490,375	2,494,617
Macquarie Bank, Ltd.
1.120%, 04/20/17	2,991,600	2,998,053
Ridgefield Funding Co. LLC
1.300%, 06/12/17	1,989,961	1,995,278
Versailles Commercial Paper LLC
1.120%, 04/24/17	1,994,400	1,998,774
Westpac Banking Corp.
1.380%, 10/20/17 (b)	5,200,000	5,209,424

		34,100,547

Repurchase Agreements—0.5%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $210,018 on 04/03/17, collateralized by $302,061 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $214,204.	210,004	210,004

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $30,729 on 04/03/17, collateralized by $31,089 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $31,342.	30,727	30,727
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $9,005,850 on 04/03/17, collateralized by $1,390,484 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $9,881,879.	9,000,000	9,000,000
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $3,000,325 on 04/03/17, collateralized by $463,495 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $3,293,960.	3,000,000	3,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $1,005,760 on 06/02/17, collateralized by various Common Stock with a value of $1,100,000.	1,000,000	1,000,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $300,021 on 04/03/17, collateralized by $298,123 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $306,185.	300,000	300,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $5,351,896 on 07/03/17, collateralized by various Common Stock with a value of $5,830,000.	5,300,000	5,300,000

		18,840,731

Time Deposits—0.3%
OP Corporate Bank plc 1.180%, 04/24/17	4,500,000	4,500,000
1.200%, 04/10/17	2,000,000	2,000,000
Shinkin Central Bank 1.440%, 04/26/17	2,600,000	2,600,000
1.440%, 04/27/17	1,000,000	1,000,000

		10,100,000

Total Securities Lending Reinvestments (Cost $186,824,048)		186,883,810

Total Investments—114.1% (Cost $4,406,296,866) (l)		4,396,625,013
Other assets and liabilities (net)—(14.1)%		(543,980,555)

Net Assets—100.0%		$3,852,644,458

BHFTII-27

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Interest only security.
(d)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $183,733,819 and the collateral received consisted of cash in the amount of $186,789,280. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(e)	All or a portion of the security was pledged as collateral against open swap contracts. As of March 31, 2017, the market value of securities pledged was $568,147.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2017, the market value of securities pledged was $2,393,344.
(g)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent less than 0.01% of net assets.
(h)	Principal amount of security is adjusted for inflation.
(i)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(j)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2017, the market value of restricted securities was $8, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(k)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(l)	As of March 31, 2017, the aggregate cost of investments was $4,406,296,866. The aggregate unrealized appreciation and depreciation of investments were $37,244,818 and $(46,916,671), respectively, resulting in net unrealized depreciation of $(9,671,853).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2017, the market value of 144A securities was $656,056,475, which is 17.0% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(ARM)—	Adjustable-Rate Mortgage
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(EUR)—	Euro
(MXN)—	Mexican Peso
(REMIC)—	Real Estate Mortgage Investment Conduit
(RUB)—	Russian Ruble
(TRY)—	Turkish Lira

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Knollwood CDO, Ltd., 4.209%, 01/10/39	02/10/04	$818,247	$818,247	$8

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 15 Yr. Pool	2.500%	TBA	$(17,996,000)	$(17,844,862)	$(18,004,437)
Fannie Mae 15 Yr. Pool	3.500%	TBA	(43,724,000)	(45,234,938)	(45,497,249)
Fannie Mae 15 Yr. Pool	4.000%	TBA	(3,709,000)	(3,817,662)	(3,832,672)
Fannie Mae 30 Yr. Pool	3.000%	TBA	(138,972,642)	(136,774,698)	(137,756,631)
Fannie Mae 30 Yr. Pool	4.000%	TBA	(74,408,000)	(78,013,281)	(78,047,013)
Fannie Mae 30 Yr. Pool	6.000%	TBA	(2,002,000)	(2,260,070)	(2,261,634)
Freddie Mac 30 Yr. Gold Pool	3.000%	TBA	(50,873,023)	(50,123,128)	(50,404,035)
Freddie Mac 30 Yr. Gold Pool	4.500%	TBA	(228,000)	(243,604)	(244,303)
Ginnie Mae I 30 Yr. Pool	3.500%	TBA	(9,297,000)	(9,511,993)	(9,632,457)
Ginnie Mae I 30 Yr. Pool	4.500%	TBA	(3,100,000)	(3,302,469)	(3,309,734)
Ginnie Mae II 30 Yr. Pool	4.000%	TBA	(10,587,000)	(11,057,058)	(11,181,671)
Ginnie Mae II 30 Yr. Pool	4.500%	TBA	(7,032,000)	(7,440,843)	(7,509,957)

Totals				$(365,624,606)	$(367,681,793)

BHFTII-28

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	910,000	Citibank N.A.	06/01/17	USD	689,122	$5,394
AUD	455,000	HSBC Bank plc	06/21/17	USD	341,995	5,131
AUD	180,000	Royal Bank of Scotland plc	06/21/17	USD	137,326	(1)
BRL	3,003,770	BNP Paribas S.A.	04/04/17	USD	940,000	19,487
BRL	2,265,625	Goldman Sachs International	04/04/17	USD	725,000	(1,297)
BRL	2,710,952	Goldman Sachs International	04/04/17	USD	856,000	9,953
BRL	2,755,428	Goldman Sachs International	04/04/17	USD	869,659	10,501
BRL	3,711,752	Goldman Sachs International	04/04/17	USD	1,191,000	(5,364)
BRL	4,066,428	Goldman Sachs International	04/04/17	USD	1,284,000	14,929
BRL	3,046,610	JPMorgan Chase Bank N.A.	04/04/17	USD	961,561	11,610
BRL	3,015,050	Morgan Stanley & Co. International plc	04/04/17	USD	951,600	11,490
BRL	3,221,078	Morgan Stanley & Co. International plc	04/04/17	USD	1,016,626	12,275
BRL	9,383	Royal Bank of Scotland plc	04/04/17	USD	2,961	36
BRL	3,002,472	Royal Bank of Scotland plc	04/04/17	USD	960,000	(928)
BRL	6,693,011	Royal Bank of Scotland plc	04/04/17	USD	2,112,426	25,506
BRL	562,363	BNP Paribas S.A.	06/01/17	USD	175,000	2,268
BRL	16,027	BNP Paribas S.A.	06/21/17	USD	5,000	29
BRL	856,575	Goldman Sachs International	06/21/17	USD	270,000	(1,191)
CAD	481,842	BNP Paribas S.A.	06/21/17	USD	360,000	2,716
CAD	480,005	Bank of America N.A.	06/21/17	USD	360,000	1,333
CAD	490,832	HSBC Bank plc	06/21/17	USD	365,000	4,483
CHF	355,450	Morgan Stanley & Co. International plc	06/21/17	USD	360,000	(3,492)
CHF	268,745	UBS AG	06/21/17	USD	270,000	(455)
CLP	830,805,045	BNP Paribas S.A.	04/13/17	USD	1,249,500	8,958
CLP	832,541,850	Credit Suisse International	04/13/17	USD	1,249,500	11,589
CLP	607,788,750	Barclays Bank plc	04/24/17	USD	915,000	5,132
CLP	609,960,000	Barclays Bank plc	04/28/17	USD	920,000	3,232
EUR	1,853,000	Citibank N.A.	04/05/17	USD	1,956,110	20,755
EUR	1,596,000	Morgan Stanley & Co. International plc	04/18/17	USD	1,740,689	(37,022)
EUR	360,000	Bank of America N.A.	06/21/17	USD	388,574	(3,109)
EUR	2,046,000	Deutsche Bank AG	06/21/17	USD	2,207,427	(16,702)
GBP	360,000	HSBC Bank plc	06/21/17	USD	438,705	13,181
GBP	180,000	Royal Bank of Scotland plc	06/21/17	USD	222,875	3,068
JPY	105,351,796	Morgan Stanley & Co. International plc	04/13/17	USD	955,500	(8,916)
JPY	81,364,476	Citibank N.A.	04/18/17	USD	715,000	16,193
JPY	63,018,175	Credit Suisse International	06/21/17	USD	550,000	17,765
JPY	39,801,096	Deutsche Bank AG	06/21/17	USD	360,000	(1,410)
MXN	26,781,128	Citibank N.A.	04/05/17	USD	1,304,000	126,218
MXN	21,902,655	Barclays Bank plc	04/06/17	USD	1,101,000	68,503
MXN	17,401,970	Goldman Sachs International	04/06/17	USD	810,000	119,187
MXN	17,796,118	Goldman Sachs International	04/06/17	USD	810,000	140,232
MXN	23,514,068	JPMorgan Chase Bank N.A.	04/17/17	USD	1,215,480	37,916
MXN	29,605,800	Barclays Bank plc	04/24/17	USD	1,470,000	106,416
MXN	14,009,602	Citibank N.A.	04/24/17	USD	732,000	13,968
MXN	17,513,914	Goldman Sachs International	04/24/17	USD	915,000	17,561
MXN	7,232,094	Nomura International plc	04/24/17	USD	368,800	16,286
MXN	43,392,565	Nomura International plc	04/24/17	USD	2,212,800	97,718
MXN	18,783,300	Goldman Sachs International	04/27/17	USD	986,000	13,692
MXN	7,212,458	Bank of America N.A.	06/21/17	USD	360,000	20,682
MXN	762,873,405	Nomura International plc	06/21/17	USD	38,605,000	1,660,374
NOK	1,620,062	Goldman Sachs International	06/21/17	USD	190,000	(1,167)
NOK	1,875,799	Goldman Sachs International	06/21/17	USD	220,000	(1,359)
NOK	3,099,428	JPMorgan Chase Bank N.A.	06/21/17	USD	360,000	1,266
NZD	1,100,000	HSBC Bank plc	06/21/17	USD	758,930	10,648
PLN	3,782,110	Barclays Bank plc	04/07/17	USD	926,250	27,429
PLN	596,452	Citibank N.A.	04/07/17	USD	146,099	4,300
PLN	1,512,253	Deutsche Bank AG	04/07/17	USD	370,500	10,823

BHFTII-29

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
PLN	159,913	Goldman Sachs International	04/07/17	USD	39,151	$1,172
PLN	44,474,356	BNP Paribas S.A.	04/11/17	USD	10,928,904	285,116
TRY	5,839,586	HSBC Bank plc	04/10/17	USD	1,603,000	507
TRY	21,353,335	Barclays Bank plc	04/20/17	USD	5,660,000	186,720
TRY	40,788,000	Royal Bank of Scotland plc	06/19/17	USD	10,115,570	863,911
TRY	40,788,000	Royal Bank of Scotland plc	06/19/17	USD	10,134,672	844,808
TRY	7,954,583	Citibank N.A.	06/28/17	USD	2,023,243	112,589
TRY	29,257,595	HSBC Bank plc	06/28/17	USD	7,553,271	302,492
TRY	3,806,772	Royal Bank of Scotland plc	06/28/17	USD	982,570	39,561
ZAR	25,369,772	Citibank N.A.	04/11/17	USD	1,920,000	(31,244)
ZAR	465,065	Bank of America N.A.	04/24/17	USD	35,670	(1,124)
ZAR	5,166,901	Citibank N.A.	04/24/17	USD	396,330	(12,531)
ZAR	7,129,197	JPMorgan Chase Bank N.A.	05/23/17	USD	542,000	(15,084)

Contracts to Deliver
AUD	910,000	Westpac Banking Corp.	06/21/17	USD	690,308	(3,945)
BRL	3,003,770	BNP Paribas S.A.	04/04/17	USD	948,040	(11,447)
BRL	4,066,428	Goldman Sachs International	04/04/17	USD	1,283,433	(15,497)
BRL	3,711,752	Goldman Sachs International	04/04/17	USD	1,171,491	(14,145)
BRL	2,755,428	Goldman Sachs International	04/04/17	USD	884,000	3,840
BRL	2,710,952	Goldman Sachs International	04/04/17	USD	855,622	(10,331)
BRL	2,265,625	Goldman Sachs International	04/04/17	USD	715,069	(8,634)
BRL	3,046,610	JPMorgan Chase Bank N.A.	04/04/17	USD	957,000	(16,171)
BRL	3,221,078	Morgan Stanley & Co. International plc	04/04/17	USD	1,032,000	3,099
BRL	3,015,050	Morgan Stanley & Co. International plc	04/04/17	USD	940,000	(23,090)
BRL	6,693,011	Royal Bank of Scotland plc	04/04/17	USD	2,140,000	2,068
BRL	3,002,472	Royal Bank of Scotland plc	04/04/17	USD	947,630	(11,442)
BRL	9,383	Royal Bank of Scotland plc	04/04/17	USD	3,000	3
BRL	11,866,906	Barclays Bank plc	05/03/17	USD	3,714,270	(51,378)
BRL	2,198,093	UBS AG	05/03/17	USD	694,500	(3,006)
BRL	1,431,000	Citibank N.A.	06/21/17	USD	450,000	925
CHF	552,268	Royal Bank of Scotland plc	06/21/17	USD	550,000	(3,912)
CHF	448,508	UBS AG	06/21/17	USD	450,000	156
CLP	1,650,664,470	BNP Paribas S.A.	04/13/17	USD	2,499,000	(1,336)
CNY	106,705,169	BNP Paribas S.A.	06/21/17	USD	15,329,000	(82,181)
EUR	1,853,000	Citibank N.A.	04/05/17	USD	1,959,122	(17,742)
EUR	3,898,000	Morgan Stanley & Co. International plc	04/05/17	USD	4,139,726	(18,838)
EUR	2,553,098	Goldman Sachs International	04/19/17	USD	2,740,693	15,238
EUR	1,528,000	Goldman Sachs International	06/21/17	USD	1,623,786	(12,299)
EUR	360,000	JPMorgan Chase Bank N.A.	06/21/17	USD	387,205	1,740
EUR	115,589	Citibank N.A.	02/21/18	USD	124,694	(768)
EUR	190,815	Deutsche Bank AG	02/21/18	USD	205,145	(1,968)
EUR	188,294	Morgan Stanley & Co. International plc	02/21/18	USD	202,425	(1,950)
GBP	180,000	BNP Paribas S.A.	06/21/17	USD	221,202	(4,741)
GBP	180,000	Bank of America N.A.	06/21/17	USD	221,239	(4,704)
GBP	360,000	JPMorgan Chase Bank N.A.	06/21/17	USD	440,884	(11,003)
JPY	109,556,674	Deutsche Bank AG	04/13/17	USD	955,500	(28,865)
JPY	109,384,670	Goldman Sachs International	04/27/17	USD	986,000	2,674
JPY	61,900,300	JPMorgan Chase Bank N.A.	06/21/17	USD	550,000	(7,694)
KRW	1,693,046,000	Barclays Bank plc	04/11/17	USD	1,480,000	(34,109)
KRW	1,311,444,600	JPMorgan Chase Bank N.A.	04/18/17	USD	1,139,000	(33,944)
KRW	624,360,000	JPMorgan Chase Bank N.A.	06/21/17	USD	550,000	(8,818)
KRW	201,456,000	JPMorgan Chase Bank N.A.	06/21/17	USD	180,000	(308)
MXN	7,442,599	Deutsche Bank AG	04/05/17	USD	372,572	(24,893)
MXN	11,160,083	Royal Bank of Scotland plc	04/05/17	USD	558,857	(37,135)
MXN	7,441,518	UBS AG	04/05/17	USD	372,571	(24,835)

BHFTII-30

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
MXN	7,322,444	BNP Paribas S.A.	04/06/17	USD	388,714	$(2,271)
MXN	10,968,448	Bank of America N.A.	04/06/17	USD	583,071	(2,594)
MXN	18,939,348	Barclays Bank plc	04/06/17	USD	955,500	(55,776)
MXN	7,322,300	Barclays Bank plc	04/06/17	USD	388,714	(2,263)
MXN	18,780,830	Goldman Sachs International	04/06/17	USD	955,500	(47,311)
MXN	17,248,950	Goldman Sachs International	04/06/17	USD	810,000	(111,016)
MXN	7,325,165	HSBC Bank plc	04/06/17	USD	388,714	(2,416)
MXN	7,319,412	HSBC Bank plc	04/06/17	USD	388,714	(2,109)
MXN	7,314,320	HSBC Bank plc	04/06/17	USD	388,714	(1,837)
MXN	3,656,340	UBS AG	04/06/17	USD	194,357	(875)
MXN	5,648,181	Citibank N.A.	04/17/17	USD	294,662	(6,409)
MXN	17,646,974	Goldman Sachs International	04/17/17	USD	920,818	(19,838)
MXN	8,027,678	Goldman Sachs International	04/24/17	USD	405,000	(22,449)
MXN	24,097,632	JPMorgan Chase Bank N.A.	04/24/17	USD	1,215,640	(67,484)
MXN	97,069,778	Royal Bank of Scotland plc	05/23/17	USD	4,682,236	(463,397)
MXN	381,664,629	Goldman Sachs International	06/21/17	USD	19,565,000	(579,717)
MXN	379,552,880	Morgan Stanley & Co. International plc	06/21/17	USD	19,040,000	(993,256)
MXN	6,916,229	Morgan Stanley & Co. International plc	06/21/17	USD	360,000	(5,047)
MXN	7,139,520	Nomura International plc	06/21/17	USD	360,000	(16,832)
NOK	3,461,221	Morgan Stanley & Co. International plc	06/21/17	USD	410,000	6,564
NOK	3,056,677	Morgan Stanley & Co. International plc	06/21/17	USD	360,000	3,717
PLN	6,046,046	HSBC Bank plc	04/07/17	USD	1,482,000	(42,542)
PLN	31,582,056	BNP Paribas S.A.	04/11/17	USD	7,619,130	(344,152)
PLN	355,967	Barclays Bank plc	04/11/17	USD	87,440	(2,316)
PLN	12,536,333	HSBC Bank plc	04/11/17	USD	2,997,643	(163,341)
RUB	38,160,399	Barclays Bank plc	04/18/17	USD	625,683	(50,128)
RUB	20,147,982	Barclays Bank plc	04/18/17	USD	331,709	(25,107)
RUB	6,390,371	Barclays Bank plc	04/18/17	USD	105,713	(7,459)
RUB	101,050,825	Citibank N.A.	04/18/17	USD	1,668,813	(120,771)
RUB	69,462,781	Citibank N.A.	04/18/17	USD	1,134,642	(95,526)
RUB	6,390,371	Citibank N.A.	04/18/17	USD	105,678	(7,494)
RUB	3,196,759	Citibank N.A.	04/18/17	USD	52,787	(3,827)
RUB	159,982,647	Credit Suisse International	04/18/17	USD	2,645,216	(188,036)
RUB	79,127,094	Credit Suisse International	04/18/17	USD	1,303,877	(97,443)
RUB	78,746,320	Credit Suisse International	04/18/17	USD	1,288,073	(106,505)
RUB	78,746,320	Credit Suisse International	04/18/17	USD	1,286,494	(108,083)
RUB	57,041,664	Credit Suisse International	04/18/17	USD	937,260	(72,933)
RUB	38,217,788	Credit Suisse International	04/18/17	USD	629,981	(46,846)
RUB	29,319,325	Credit Suisse International	04/18/17	USD	486,394	(32,844)
RUB	72,303,000	HSBC Bank plc	04/18/17	USD	1,195,733	(84,734)
RUB	69,837,086	HSBC Bank plc	04/18/17	USD	1,144,870	(91,927)
RUB	38,160,399	JPMorgan Chase Bank N.A.	04/18/17	USD	626,402	(49,409)
RUB	57,945,351	Morgan Stanley & Co. International plc	04/18/17	USD	961,509	(64,688)
RUB	45,735,286	Credit Suisse International	06/16/17	USD	776,728	(22,306)
RUB	209,291,897	Goldman Sachs International	06/16/17	USD	3,554,550	(101,954)
RUB	15,040,800	Goldman Sachs International	06/16/17	USD	253,127	(9,648)
TRY	2,622,747	Goldman Sachs International	04/10/17	USD	692,000	(28,187)
TRY	20,644,284	Citibank N.A.	04/20/17	USD	5,660,000	7,424
TRY	7,138,635	Deutsche Bank AG	05/03/17	USD	1,942,293	(5,094)
TRY	40,788,000	Citibank N.A.	06/19/17	USD	10,356,753	(622,727)
TRY	40,788,000	Royal Bank of Scotland plc	06/19/17	USD	10,341,261	(638,220)
TRY	40,788,000	Citibank N.A.	06/28/17	USD	10,406,164	(545,552)
TRY	230,950	Goldman Sachs International	06/28/17	USD	60,225	(1,785)
ZAR	3,429,373	BNP Paribas S.A.	04/11/17	USD	258,462	3,148
ZAR	12,244,972	Barclays Bank plc	04/11/17	USD	923,077	11,450
ZAR	9,814,615	Citibank N.A.	04/11/17	USD	738,462	7,773

BHFTII-31

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
ZAR	5,081,181	Deutsche Bank AG	04/24/17	USD	380,000	$2,568
ZAR	7,739,114	HSBC Bank plc	05/23/17	USD	594,000	22,005

Cross Currency Contracts to Buy
AUD	1,643,400	Goldman Sachs International	04/10/17	JPY	139,857,004	(1,064)
AUD	1,643,400	Goldman Sachs International	04/10/17	JPY	139,981,738	(2,184)
AUD	1,643,400	Citibank N.A.	04/10/17	JPY	142,474,398	(24,579)
AUD	360,000	BNP Paribas S.A.	06/21/17	NOK	2,333,898	2,613
CAD	518,765	BNP Paribas S.A.	06/21/17	EUR	360,000	5,045
CAD	259,322	UBS AG	06/21/17	EUR	180,000	2,477
EUR	730,000	UBS AG	06/21/17	SEK	6,933,239	4,978
EUR	270,000	UBS AG	06/21/17	CAD	384,361	(236)
EUR	270,000	UBS AG	06/21/17	CAD	386,370	(1,749)
EUR	270,000	JPMorgan Chase Bank N.A.	06/21/17	JPY	32,780,349	(6,237)
EUR	360,000	Deutsche Bank AG	06/21/17	JPY	43,703,168	(8,281)
JPY	141,627,718	Citibank N.A.	04/10/17	AUD	1,643,400	16,972
JPY	46,325,780	HSBC Bank plc	04/10/17	AUD	547,800	(2,280)
JPY	116,711,760	Bank of America N.A.	04/17/17	MXN	20,095,000	(22,338)
JPY	46,618,208	Citibank N.A.	06/21/17	SEK	3,640,000	12,257
NOK	588,185	UBS AG	06/21/17	AUD	90,000	(104)
NOK	588,115	Morgan Stanley & Co. International plc	06/21/17	AUD	90,000	(112)
NOK	1,176,367	UBS AG	06/21/17	AUD	180,000	(209)
NOK	2,351,477	JPMorgan Chase Bank N.A.	06/21/17	AUD	360,000	(564)
NZD	495,840	Bank of America N.A.	06/21/17	AUD	455,000	(228)
SEK	6,983,290	UBS AG	06/21/17	EUR	730,000	629
SEK	5,225,711	BNP Paribas S.A.	06/21/17	EUR	550,000	(3,522)
SEK	3,640,000	Citibank N.A.	06/21/17	JPY	46,301,892	(9,407)

Net Unrealized Depreciation						$(1,434,628)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar Futures	12/18/17	138	USD	33,939,563	$25,687
U.S. Treasury Long Bond Futures	06/21/17	409	USD	62,049,505	(354,411)
U.S. Treasury Note 2 Year Futures	06/30/17	1,056	USD	228,443,626	130,875
U.S. Treasury Note 5 Year Futures	06/30/17	1,813	USD	211,614,606	1,823,652

Futures Contracts—Short
90 Day Eurodollar Futures	12/17/18	(207)	USD	(50,694,018)	(15,806)
90 Day Eurodollar Futures	03/18/19	(291)	USD	(71,154,167)	(78,996)
Euro-Bobl Futures	06/08/17	(10)	EUR	(1,321,693)	3,939
Euro-Bund Futures	06/08/17	(130)	EUR	(21,127,056)	151,972
U.S. Treasury Note 10 Year Futures	06/21/17	(54)	USD	(6,715,514)	(10,861)
U.S. Treasury Ultra Long Bond Futures	06/21/17	(137)	USD	(21,812,555)	(193,070)

Net Unrealized Appreciation					$1,482,981

BHFTII-32

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Written Options

Foreign Currency Written Options	Strike Price		Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
AUD Call/USD Put	USD	0.767	BNP Paribas S.A.	04/06/17	(2,374,000)	$(6,025)	$(4,451)	$1,574
EUR Call/MXN Put	MXN	21.600	Goldman Sachs & Co.	05/22/17	(1,599,000)	(20,349)	(6,861)	13,488
MXN Call/ JPY Put	JPY	5.850	JPMorgan Chase Bank N.A.	04/11/17	(72,349,000)	(25,645)	(69,330)	(43,685)
USD Call/BRL Put	BRL	3.350	Goldman Sachs & Co.	04/19/17	(1,389,000)	(6,580)	(590)	5,990
USD Call/BRL Put	BRL	3.300	Morgan Stanley & Co.	05/18/17	(1,389,000)	(11,004)	(9,311)	1,693
USD Call/KRW Put	KRW	1,185.000	Morgan Stanley & Co.	04/06/17	(3,200,000)	(17,296)	—	17,296
USD Call/MXN Put	MXN	22.600	JPMorgan Chase Bank N.A.	07/03/17	(2,010,000)	(59,598)	(1,608)	57,990
USD Call/TRY Put	TRY	3.800	JPMorgan Chase Bank N.A.	05/05/17	(1,384,000)	(33,089)	(11,884)	21,205
USD Call/ZAR Put	ZAR	12.800	UBS AG	05/19/17	(950,000)	(16,886)	(56,641)	(39,755)
USD Put/TRY Call	TRY	3.800	Deutsche Bank AG	04/07/17	(1,206,000)	(29,125)	(52,759)	(23,634)

Totals						$(225,597)	$(213,435)	$12,162

Forward Volatility Agreements	Strike Volatility		Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Put/EUR Call	EUR	9.05%	Deutsche Bank AG	06/05/17	(23,229,000)	$—	$(68,766)	$(68,766)
USD Put/EUR Call	EUR	8.95%	Deutsche Bank AG	06/05/17	(46,456,000)	—	(117,654)	(117,654)
USD Put/EUR Call	EUR	8.95%	Deutsche Bank AG	06/05/17	(46,460,000)	—	(117,664)	(117,664)

Totals						$—	$(304,084)	$(304,084)

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day CDI	10.980%	01/02/20	JPMorgan Chase Bank N.A.	BRL	3,987,375	$25,228	$—	$25,228
Pay	1-Day CDI	11.000%	01/02/20	Bank of America N.A.	BRL	7,973,478	74,618	—	74,618
Pay	1-Day CDI	11.020%	01/02/20	Citigroup Global Markets Inc.	BRL	4,248,324	28,059	—	28,059
Pay	1-Day CDI	11.097%	01/02/20	Goldman Sachs International	BRL	3,911,516	27,112	—	27,112
Pay	1-Day CDI	11.375%	01/02/20	JPMorgan Chase Bank N.A.	BRL	744,258	6,494	—	6,494
Pay	1-Day CDI	9.730%	01/02/20	Citibank N.A.	BRL	21,688,790	15,776	—	15,776
Pay	1-Day CDI	9.730%	01/02/20	JPMorgan Chase Bank N.A.	BRL	21,688,790	15,776	—	15,776
Pay	1-Day CDI	9.730%	01/02/20	JPMorgan Chase Bank N.A.	BRL	21,688,791	15,776	—	15,776
Pay	28-Day TIIE	6.270%	12/05/25	Bank of America N.A.	MXN	2,209,451	(8,767)	—	(8,767)
Pay	28-Day TIIE	6.325%	07/17/25	Citigroup Global Markets Inc.	MXN	19,973,500	(71,724)	—	(71,724)
Pay	28-Day TIIE	6.330%	08/06/25	Citigroup Global Markets Inc.	MXN	59,593,000	(214,181)	—	(214,181)
Pay	28-Day TIIE	6.980%	11/28/18	JPMorgan Chase Bank N.A.	MXN	92,466,976	(12,418)	—	(12,418)
Pay	28-Day TIIE	6.980%	11/28/18	Citigroup Global Markets Inc.	MXN	163,000,000	(21,890)	—	(21,890)
Pay	28-Day TIIE	7.060%	11/21/18	JPMorgan Chase Bank N.A.	MXN	114,610,942	(7,650)	—	(7,650)
Pay	28-Day TIIE	7.070%	11/21/18	Citigroup Global Markets Inc.	MXN	95,509,119	(5,571)	—	(5,571)
Pay	3M KWCDC	1.920%	11/10/17	Deutsche Bank AG	KRW	6,513,071,110	16,176	—	16,176
Receive	1-Day CDI	12.100%	01/02/18	Bank of America N.A.	BRL	18,999,374	(60,093)	—	(60,093)

BHFTII-33

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Swap Agreements—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Day CDI	12.850%	07/03/17	JPMorgan Chase Bank N.A.	BRL	1,254,878	$(890)	$—	$(890)
Receive	1-Day CDI	13.110%	07/03/17	Citigroup Global Markets Inc.	BRL	20,271,357	(21,771)	—	(21,771)
Receive	1-Day CDI	13.130%	07/03/17	Bank of America N.A.	BRL	16,890,391	(18,886)	—	(18,886)
Receive	1-Day CDI	9.980%	01/02/18	JPMorgan Chase Bank N.A.	BRL	36,143,971	(2,813)	—	(2,813)
Receive	1-Day CDI	9.980%	01/02/18	JPMorgan Chase Bank N.A.	BRL	36,143,970	(2,813)	—	(2,813)
Receive	1-Day CDI	9.985%	01/02/18	Citibank N.A.	BRL	36,142,712	(3,188)	—	(3,188)
Receive	28-Day TIIE	4.300%	12/07/17	Bank of America N.A.	MXN	12,027,855	12,089	—	12,089
Receive	28-Day TIIE	4.550%	03/21/18	Barclays Bank plc	MXN	26,793,819	34,971	—	34,971
Receive	28-Day TIIE	4.700%	12/06/18	Bank of America N.A.	MXN	8,147,763	17,112	—	17,112
Receive	28-Day TIIE	4.760%	12/06/18	Citigroup Global Markets Inc.	MXN	8,147,763	16,691	—	16,691
Receive	28-Day TIIE	4.770%	12/05/18	Citigroup Global Markets Inc.	MXN	8,147,763	16,593	—	16,593
Receive	28-Day TIIE	4.850%	11/01/18	Bank of America N.A.	MXN	22,482,829	41,915	—	41,915
Receive	28-Day TIIE	6.307%	08/11/25	Deutsche Bank AG	MXN	74,533,884	274,729	—	274,729
Receive	28-Day TIIE	6.310%	08/11/25	Bank of America N.A.	MXN	20,079,000	73,813	—	73,813
Receive	28-Day TIIE	6.310%	08/11/25	Bank of America N.A.	MXN	20,079,000	73,813	—	73,813
Receive	3M KWCDC	1.690%	11/10/17	Deutsche Bank AG	KRW	6,513,071,110	(7,893)	—	(7,893)

Totals							$326,193	$—	$326,193

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	12M UKRPI	3.430%	10/15/26	GBP	14,941,740	$(77,600)
Pay	12M UKRPI	3.447%	10/15/26	GBP	15,168,130	(38,517)
Pay	12M UKRPI	3.460%	10/15/26	GBP	15,168,130	(7,691)
Pay	12M UKRPI	3.590%	02/15/27	GBP	24,601,000	449,775
Pay	28-Day TIIE	6.320%	07/17/25	MXN	40,086,000	(144,023)
Pay	28-Day TIIE	7.155%	03/20/20	MXN	180,826,098	1,533
Pay	28-Day TIIE	7.165%	03/20/20	MXN	180,823,902	4,173
Pay	28-Day TIIE	7.320%	02/20/20	MXN	267,852,955	65,604
Pay	28-Day TIIE	7.345%	02/20/20	MXN	26,217,045	7,355
Pay	28-Day TIIE	7.445%	03/07/22	MXN	91,257,182	52,700
Pay	28-Day TIIE	7.470%	03/07/22	MXN	45,626,378	28,956
Pay	28-Day TIIE	7.480%	03/07/22	MXN	45,627,440	30,000
Pay	28-Day TIIE	7.815%	03/04/37	MXN	36,510,799	13,215
Pay	28-Day TIIE	7.850%	03/02/37	MXN	36,299,201	20,884
Pay	3M LIBOR	2.131%	08/25/25	USD	1,285,000	(19,581)
Receive	12M UKRPI	3.365%	10/15/21	GBP	14,941,740	117,218
Receive	12M UKRPI	3.385%	10/15/21	GBP	15,168,130	97,820
Receive	12M UKRPI	3.390%	10/15/21	GBP	15,168,130	92,524
Receive	28-Day TIIE	7.361%	01/28/19	MXN	300,263,934	(63,880)
Receive	3M LIBOR	2.272%	09/11/25	USD	955,000	4,395

Net Unrealized Appreciation						$634,860

BHFTII-34

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)		Unrealized Depreciation
CDX.NA.IG.28.V1	(1.000%)	06/20/22	0.662%	USD	40,782,000	$(27,934)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)		Unrealized Appreciation
CDX.NA.HY.27.V1	5.000%	12/20/21	3.088%	USD	9,147,000	$106,296
CDX.NA.HY.28.V1	5.000%	06/20/22	3.373%	USD	27,273,000	155,289

Net Unrealized Appreciation						$261,585

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Federation of Russia 7.500%, due 03/31/30	(1.000%)	12/20/21	Bank of America N.A.	1.494%	USD	175,000	$3,849	$10,450	$(6,601)
Federation of Russia 7.500%, due 03/31/30	(1.000%)	12/20/21	Bank of America N.A.	1.494%	USD	175,000	3,849	10,450	(6,601)
Federation of Russia 7.500%, due 03/31/30	(1.000%)	12/20/21	Bank of America N.A.	1.494%	USD	175,000	3,849	10,450	(6,601)
Federation of Russia 7.500%, due 03/31/30	(1.000%)	12/20/21	Bank of America N.A.	1.494%	USD	175,000	3,849	10,374	(6,525)
Federation of Russia 7.500%, due 03/31/30	(1.000%)	12/20/21	Bank of America N.A.	1.494%	USD	175,000	3,849	10,374	(6,525)
Federation of Russia 7.50% due 03/31/30	(1.000%)	12/20/21	Bank of America N.A.	1.494%	USD	105,000	2,309	6,270	(3,961)
Federation of Russia 7.500%, due 03/31/30	(1.000%)	12/20/21	JPMorgan Chase Bank N.A.	1.494%	USD	955,000	21,002	59,488	(38,486)
Federation of Russia 7.500%, due 03/31/30	(1.000%)	06/20/22	Bank of America N.A.	1.655%	USD	3,260,000	103,761	143,095	(39,334)
Federation of Russia 7.500%, due 03/31/30	(1.000%)	06/20/22	Bank of America N.A.	1.655%	USD	1,630,000	51,880	70,684	(18,804)
Federation of Russia 7.500%, due 03/31/30	(1.000%)	06/20/22	Bank of America N.A.	1.655%	USD	980,000	31,192	44,295	(13,103)
Federation of Russia 7.500%, due 03/31/30	(1.000%)	06/20/22	JPMorgan Chase Bank N.A.	1.655%	USD	3,260,000	103,761	142,647	(38,886)
HSBC Bank plc 3.750%, due 11/30/16	(1.000%)	06/20/22	BNP Paribas S.A.	0.635%	EUR	7,490,000	(151,447)	(158,131)	6,684
HSBC Bank plc 3.750%, due 11/30/16	(1.000%)	06/20/22	BNP Paribas S.A.	0.635%	EUR	7,874,000	(159,211)	(150,594)	(8,617)
HSBC Bank plc 3.750%, due 11/30/16	(1.000%)	06/20/22	BNP Paribas S.A.	0.635%	EUR	9,381,000	(189,683)	(198,055)	8,372
HSBC Bank plc 3.750%, due 11/30/16	(1.000%)	06/20/22	Bank of America N.A.	0.635%	EUR	1,086,000	(21,959)	(19,961)	(1,998)
HSBC Bank plc 3.750%, due 11/30/16	(1.000%)	06/20/22	Citibank N.A.	0.635%	EUR	3,575,000	(72,286)	(65,711)	(6,575)
HSBC Bank plc 3.750%, due 11/30/16	(1.000%)	06/20/22	Citibank N.A.	0.635%	EUR	7,246,000	(146,513)	(133,186)	(13,327)

BHFTII-35

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Loews Corp. 6.000%, due 02/01/35	(1.000%)	12/20/20	Barclays Bank plc	0.177%	USD	2,145,000	$(64,226)	$(75,932)	$11,706
Mexico Government International Bond 5.950%, due 03/19/19	(1.000%)	06/20/20	JPMorgan Chase Bank N.A.	0.732%	USD	3,824,276	(32,162)	33,406	(65,568)
Mexico Government International Bond 5.950%, due 03/19/19	(1.000%)	09/20/20	Bank of America N.A.	0.811%	USD	3,824,276	(24,349)	50,241	(74,590)
Republic of Argentina 7.625%, due 04/22/46	(5.000%)	06/20/22	Barclays Bank plc	3.672%	USD	2,393,100	(147,050)	(116,708)	(30,342)
Republic of Philippines 10.625%, due 03/16/25	(1.000%)	06/20/22	JPMorgan Chase Bank N.A.	0.819%	USD	6,851,071	(60,906)	(18,293)	(42,613)
Republic of South Africa 5.500%, due 03/09/20	(1.000%)	06/20/22	Bank of America N.A.	2.156%	USD	1,965,000	108,784	101,474	7,310
Republic of South Africa 5.500%, due 03/09/20	(1.000%)	06/20/22	Barclays Bank plc	2.156%	USD	2,154,000	119,247	110,014	9,233
Republic of South Africa 5.500%, due 03/09/20	(1.000%)	06/20/22	Citibank N.A.	2.156%	USD	4,815,000	266,562	248,650	17,912
Republic of South Africa 5.500%, due 03/09/20	(1.000%)	06/20/22	Goldman Sachs & Co.	2.156%	USD	1,202,000	66,544	61,936	4,608
Standard Chartered Bank 0.431%, due 09/04/17	(1.000%)	06/20/22	BNP Paribas S.A.	0.800%	EUR	6,568,000	(72,436)	(59,904)	(12,532)
Standard Chartered Bank 0.431%, due 09/04/17	(1.000%)	06/20/22	BNP Paribas S.A.	0.800%	EUR	7,293,000	(80,432)	(66,227)	(14,205)
Standard Chartered Bank 0.431%, due 09/04/17	(1.000%)	06/20/22	Citibank N.A.	0.800%	EUR	3,000,000	(33,086)	(24,734)	(8,352)
Standard Chartered Bank 0.431%, due 09/04/17	(1.000%)	06/20/22	Citibank N.A.	0.800%	EUR	3,748,000	(41,335)	(30,901)	(10,434)
Standard Chartered Bank 0.431%, due 09/04/17	(1.000%)	06/20/22	Citibank N.A.	0.800%	EUR	4,122,000	(45,460)	(33,984)	(11,476)
Standard Chartered Bank 0.431%, due 09/04/17	(1.000%)	06/20/22	Citibank N.A.	0.800%	EUR	12,383,000	(136,568)	(102,093)	(34,475)
Valero Energy Corp. 8.750%, due 06/15/30	(1.000%)	12/20/20	Morgan Stanley Capital Services, LLC	0.550%	USD	2,145,000	(34,864)	51,754	(86,618)

Totals							$(619,686)	$(78,362)	$(541,324)

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	06/20/20	Bank of America N.A.	0.732%	USD	3,824,276	$32,162	$(38,756)	$70,918
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	09/20/20	JPMorgan Chase Bank N.A.	0.811%	USD	3,824,276	24,349	(43,741)	68,090

Totals							$56,511	$(82,497)	$139,008

BHFTII-36

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.V6	(0.500%)	05/11/63	Deutsche Bank AG	0.000%	USD	2,680,000	$1,671	$744	$927
CMBX.NA.AAA.V6	(0.500%)	05/11/63	Deutsche Bank AG	0.000%	USD	2,340,000	1,459	(883)	2,342
CMBX.NA.AAA.V6	(0.500%)	05/11/63	Deutsche Bank AG	0.000%	USD	1,670,000	1,041	242	799
CMBX.NA.AAA.V8	(0.500%)	10/17/57	Credit Suisse International	0.000%	USD	659,800	8,977	29,961	(20,984)
CMBX.NA.AAA.V8	(0.500%)	10/17/57	Morgan Stanley Capital Services, LLC	0.000%	USD	680,000	9,252	15,273	(6,021)
CMBX.NA.AAA.V8	(0.500%)	10/17/57	Morgan Stanley Capital Services, LLC	0.000%	USD	190,000	2,585	4,420	(1,835)
CMBX.NA.BBB-.V6	(3.000%)	05/11/63	Deutsche Bank AG	0.000%	USD	680,000	86,944	62,676	24,268
CMBX.NA.BBB-.V6	(3.000%)	05/11/63	JPMorgan Chase Bank N.A.	0.000%	USD	340,000	43,472	22,465	21,007
CMBX.NA.BBB-.V6	(3.000%)	05/11/63	JPMorgan Chase Bank N.A.	0.000%	USD	340,000	43,472	22,465	21,007
CMBX.NA.BBB-.V6	(3.000%)	05/11/63	JPMorgan Chase Bank N.A.	0.000%	USD	340,000	43,472	34,298	9,174
CMBX.NA.BBB-.V6	(3.000%)	05/11/63	Morgan Stanley Capital Services, LLC	0.000%	USD	340,000	43,472	20,627	22,845

Totals							$285,817	$212,288	$73,529

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.A.V8	2.000%	10/17/57	Goldman Sachs & Co.	0.000%	USD	670,000	$(40,539)	$(38,377)	$(2,162)
CMBX.NA.A.V8	2.000%	10/17/57	Morgan Stanley Capital Services, LLC	0.000%	USD	190,000	(11,496)	(22,074)	10,578
CMBX.NA.A.V9	2.000%	09/17/58	Credit Suisse International	0.000%	USD	540,000	(27,644)	(28,165)	521
CMBX.NA.A.V9	2.000%	09/17/58	Deutsche Bank AG	0.000%	USD	660,000	(33,788)	(34,251)	463
CMBX.NA.A.V9	2.000%	09/17/58	Morgan Stanley	0.000%	USD	660,000	(33,788)	(36,240)	2,452
CMBX.NA.A.V9	2.000%	09/17/58	Morgan Stanley Capital Services, LLC	0.000%	USD	340,000	(17,406)	(16,765)	(641)
CMBX.NA.AAA.V7	0.500%	01/17/47	Credit Suisse International	0.000%	USD	5,000,000	(30,593)	(156,398)	125,805
CMBX.NA.AM.V4	0.500%	02/17/51	Deutsche Bank AG	0.000%	USD	2,370,000	(14,072)	(359,977)	345,905
CMBX.NA.BBB-.V10	3.000%	11/17/59	JPMorgan Chase Bank N.A.	0.000%	USD	40,000	(4,075)	(3,575)	(500)
CMBX.NA.BBB-.V6	3.000%	05/11/63	Credit Suisse International	0.000%	USD	340,000	(43,472)	(28,925)	(14,547)
CMBX.NA.BBB-.V9	3.000%	09/17/58	Credit Suisse International	0.000%	USD	1,360,000	(159,864)	(144,499)	(15,365)

Totals							$(416,737)	$(869,246)	$452,509

Securities in the amount of $73,872 have been received at the custodian bank as collateral for OTC swap contracts.

BHFTII-37

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CLP)—	Chilean Peso
(CNY)—	Chinese Yuan
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(TRY)—	Turkish Lira
(USD)—	United States Dollar
(ZAR)—	South African Rand
(CDI)—	Brazil Interbank Deposit Rate
(CMBX)—	Commercial Mortgage-Backed Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX.NA.A)—	Markit North America A Rated CMBS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CMBX.NA.AM)—	Markit North America Mezzanine AAA Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(KWCDC)—	Korean Certificate of Deposit Rate
(LIBOR)—	London Interbank Offered Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate
(UKRPI)—	United Kingdom Retail Price Index

BHFTII-38

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,023,434,667	$—	$2,023,434,667
Total Corporate Bonds & Notes*	—	1,044,174,255	—	1,044,174,255
Asset-Backed Securities
Asset-Backed - Credit Card	—	2,050,371	—	2,050,371
Asset-Backed - Home Equity	—	19,372,054	—	19,372,054
Asset-Backed - Manufactured Housing	—	17,516,394	—	17,516,394
Asset-Backed - Other	—	379,933,779	360,000	380,293,779
Asset-Backed - Student Loan	—	24,276,945	—	24,276,945
Total Asset-Backed Securities	—	443,149,543	360,000	443,509,543
Total Mortgage-Backed Securities*	—	227,383,527	—	227,383,527
Total Foreign Government*	—	128,048,963	—	128,048,963
Total Municipals	—	108,782,235	—	108,782,235
Total Preferred Stock*	7,790,834	—	—	7,790,834
Purchased Options
Currency Options	—	1,179,809	—	1,179,809
Options on Exchange-Traded Futures Contracts	535,785	—	—	535,785
Total Purchased Options	535,785	1,179,809	—	1,715,594
Total Short-Term Investments*	—	224,901,585	—	224,901,585
Total Securities Lending Reinvestments*	—	186,883,810	—	186,883,810
Total Investments	$8,326,619	$4,387,938,394	$360,000	$4,396,625,013

Collateral for Securities Loaned (Liability)	$—	$(186,789,280)	$—	$(186,789,280)
TBA Forward Sales Commitments	$—	$(367,681,793)	$—	$(367,681,793)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$5,506,472	$—	$5,506,472
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(6,941,100)	—	(6,941,100)
Total Forward Contracts	$—	$(1,434,628)	$—	$(1,434,628)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,136,125	$—	$—	$2,136,125
Futures Contracts (Unrealized Depreciation)	(653,144)	—	—	(653,144)
Total Futures Contracts	$1,482,981	$—	$—	$1,482,981

BHFTII-39

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Written Options
Foreign Currency Written Options at Value	$—	$(213,435)	$—	$(213,435)
Forward Volatility Agreements at Value	—	(304,084)	—	(304,084)
Total Written Options	$—	$(517,519)	$—	$(517,519)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,247,737	$—	$1,247,737
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(379,226)	—	(379,226)
Total Centrally Cleared Swap Contracts	$—	$868,511	$—	$868,511
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$2,023,356	$—	$2,023,356
OTC Swap Contracts at Value (Liabilities)	—	(2,391,258)	—	(2,391,258)
Total OTC Swap Contracts	$—	$(367,902)	$—	$(367,902)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2017 is not presented.

BHFTII-40

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.9%
TransDigm Group, Inc.	73,165	$16,108,006

Banks—5.0%
Bank of America Corp.	1,666,239	39,306,578
Citigroup, Inc.	253,872	15,186,623
First Republic Bank (a)	125,607	11,783,193
SunTrust Banks, Inc. (a)	122,553	6,777,181
Wells Fargo & Co.	301,517	16,782,436

		89,836,011

Beverages—2.5%
Constellation Brands, Inc. - Class A (a)	275,268	44,612,685

Biotechnology—6.9%
Alexion Pharmaceuticals, Inc. (a) (b)	474,303	57,504,496
Biogen, Inc. (b)	121,470	33,212,327
Celgene Corp. (b)	154,942	19,279,433
Regeneron Pharmaceuticals, Inc. (a) (b)	35,202	13,641,127

		123,637,383

Chemicals—2.0%
Monsanto Co.	96,082	10,876,482
Sherwin-Williams Co. (The)	83,966	26,045,414

		36,921,896

Diversified Financial Services—1.5%
Berkshire Hathaway, Inc. - Class B (b)	159,055	26,511,287

Diversified Telecommunication Services—0.5%
Zayo Group Holdings, Inc. (b)	253,167	8,329,194

Electrical Equipment—1.7%
Acuity Brands, Inc. (a)	151,374	30,880,296

Equity Real Estate Investment Trusts—2.6%
Equinix, Inc.	55,251	22,120,843
SBA Communications Corp. (b)	199,304	23,990,222

		46,111,065

Health Care Equipment & Supplies—2.7%
Becton Dickinson & Co. (a)	133,941	24,570,137
Boston Scientific Corp. (b)	938,659	23,344,449

		47,914,586

Health Care Providers & Services—5.7%
Humana, Inc.	112,815	23,255,684
UnitedHealth Group, Inc.	483,579	79,311,792

		102,567,476

Hotels, Restaurants & Leisure—1.5%
Chipotle Mexican Grill, Inc. (a) (b)	15,163	6,755,420
Domino’s Pizza, Inc.	109,773	20,231,164

		26,986,584

Industrial Conglomerates—1.1%
Roper Technologies, Inc. (a)	93,386	19,283,275

Internet & Direct Marketing Retail—14.1%
Amazon.com, Inc. (a) (b)	155,270	137,653,066
Netflix, Inc. (b)	400,193	59,152,527
Priceline Group, Inc. (The) (a) (b)	32,402	57,674,588

		254,480,181

Internet Software & Services—14.1%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	167,469	18,058,182
Alphabet, Inc. - Class A (b)	153,601	130,222,928
Facebook, Inc. - Class A (a) (b)	402,127	57,122,140
Tencent Holdings, Ltd.	1,699,900	48,795,493

		254,198,743

IT Services—8.4%
Cognizant Technology Solutions Corp. - Class A (b)	308,320	18,351,206
FleetCor Technologies, Inc. (a) (b)	136,889	20,729,101
Global Payments, Inc. (a)	392,101	31,634,709
Vantiv, Inc. - Class A (b)	334,614	21,455,450
Visa, Inc. - Class A	668,019	59,366,848

		151,537,314

Multiline Retail—0.4%
Dollar Tree, Inc. (a) (b)	93,152	7,308,706

Oil, Gas & Consumable Fuels—1.3%
EOG Resources, Inc.	74,212	7,239,381
Pioneer Natural Resources Co. (a)	88,939	16,563,110

		23,802,491

Pharmaceuticals—0.8%
Zoetis, Inc. (a)	277,135	14,790,695

Professional Services—1.5%
Equifax, Inc. (a)	198,078	27,085,186

Semiconductors & Semiconductor Equipment—4.4%
ASML Holding NV (a)	307,610	40,850,608
Broadcom, Ltd.	142,616	31,227,200
NVIDIA Corp. (a)	73,382	7,993,501

		80,071,309

Software—10.9%
Activision Blizzard, Inc.	692,269	34,516,532
Adobe Systems, Inc. (b)	196,268	25,540,355
Autodesk, Inc. (a) (b)	316,356	27,355,303
Microsoft Corp.	1,251,943	82,452,966
Salesforce.com, Inc. (b)	213,544	17,615,245
Snap, Inc. - Class A (b)	403,338	9,087,205

		196,567,606

BHFTII-41

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—3.0%
Home Depot, Inc. (The)	261,780	$38,437,157
Ulta Salon Cosmetics & Fragrance, Inc. (a) (b)	53,541	15,271,500

		53,708,657

Technology Hardware, Storage & Peripherals—2.6%
Apple, Inc.	323,339	46,450,881

Textiles, Apparel & Luxury Goods—3.0%
NIKE, Inc. - Class B	964,230	53,736,538

Total Common Stocks (Cost $1,437,277,138)		1,783,438,051

Preferred Stock—0.6%

Software—0.6%
Palantir Technologies, Inc. - Series I (b) (c) (d) (Cost $15,555,194)	2,537,552	10,277,086

Short-Term Investment—0.5%

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $7,996,136 on 04/03/17, collateralized by $7,615,000 U.S. Treasury Note at 3.500% due 05/15/20 with a value of $8,157,081.	7,996,077	7,996,077

Total Short-Term Investments (Cost $7,996,077)		7,996,077

Securities Lending Reinvestments (e)—8.4%

Certificates of Deposit—4.1%
ABN AMRO Bank NV Zero Coupon, 05/05/17	1,495,673	1,498,770
Zero Coupon, 06/23/17	2,988,301	2,992,620
Banco Del Estado De Chile New York 1.426%, 06/21/17 (f)	1,500,000	1,500,813
Bank of Montreal Chicago 1.081%, 09/06/17 (f)	4,500,000	4,504,593
Bank of Nova Scotia Houston 1.355%, 11/03/17 (f)	1,500,000	1,501,648
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (f)	3,000,000	3,001,449
1.510%, 08/18/17	2,018,512	2,001,258
Canadian Imperial Bank 1.392%, 10/27/17 (f)	1,000,000	1,001,203
Chiba Bank, Ltd., New York 1.100%, 04/07/17	750,000	750,008
1.240%, 05/11/17	500,000	500,133

Certificates of Deposit—(Continued)
Credit Suisse AG New York 1.581%, 05/12/17 (f)	3,500,000	3,501,060
1.676%, 04/24/17 (f)	1,800,000	1,800,425
Danske Bank A/S London Zero Coupon, 05/12/17	3,489,870	3,496,395
KBC Bank NV 1.150%, 04/27/17	5,000,000	4,997,050
Mitsubishi UFJ Trust and Banking Corp. 1.134%, 09/01/17 (f)	3,000,000	2,999,823
Mizuho Bank, Ltd., New York 1.184%, 09/01/17 (f)	1,500,000	1,499,897
1.339%, 08/02/17 (f)	2,500,000	2,501,440
1.582%, 04/26/17 (f)	2,000,000	2,000,332
National Australia Bank London 1.338%, 11/09/17 (f)	2,000,000	1,996,740
Norinchukin Bank New York 1.346%, 08/21/17 (f)	1,500,000	1,500,469
Oversea-Chinese Banking Corp., Ltd. 1.000%, 06/01/17	3,500,000	3,499,884
Royal Bank of Canada New York 1.298%, 03/20/18 (f)	8,000,000	7,999,976
Sumitomo Bank New York 1.410%, 05/05/17 (f)	1,250,000	1,250,244
Sumitomo Mitsui Banking Corp. 1.480%, 08/09/17	1,513,850	1,500,867
Sumitomo Mitsui Trust Bank, Ltd., New York 1.572%, 04/26/17 (f)	2,000,000	2,000,662
Svenska Handelsbanken New York 1.508%, 05/18/17 (f)	1,500,000	1,500,775
Toronto Dominion Bank New York 1.221%, 03/13/18 (f)	4,500,000	4,498,414
1.330%, 01/10/18 (f)	1,500,000	1,500,294
UBS, Stamford 1.301%, 05/12/17 (f)	1,100,000	1,100,271
1.589%, 07/31/17 (f)	1,302,818	1,303,581
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (f)	1,250,000	1,252,044
1.452%, 04/26/17 (f)	800,000	800,213

		73,753,351

Commercial Paper—2.8%
Barton Capital S.A. 1.110%, 04/21/17	1,994,327	1,998,666
Commonwealth Bank Australia 1.174%, 03/01/18	4,500,000	4,501,836
DCAT LLC 1.200%, 04/11/17	899,040	899,752
Den Norske ASA 1.432%, 04/27/17 (f)	700,000	700,151
Erste Abwicklungsanstalt 1.098%, 07/18/17 (f)	8,700,000	8,699,234
HSBC plc 1.442%, 04/25/17 (f)	2,500,000	2,500,450

BHFTII-42

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Kells Funding LLC 1.010%, 05/25/17	1,994,557	$1,996,314
LMA S.A. & LMA Americas 1.090%, 05/10/17	498,516	499,390
Macquarie Bank, Ltd. 1.120%, 04/20/17	1,994,400	1,998,702
Manhattan Asset Funding Co. 1.184%, 09/07/17 (f)	6,000,000	6,000,492
Ridgefield Funding Co. LLC 1.184%, 09/07/17 (f)	2,500,000	2,499,705
1.300%, 06/12/17	2,984,942	2,992,917
Sheffield Receivables Co. 1.170%, 04/04/17	2,243,492	2,249,836
Starbird Funding Corp. 1.441%, 06/13/17 (f)	1,500,000	1,500,529
Sumitomo Mitsui Trust Bank Ltd. 1.080%, 04/27/17	4,986,500	4,995,975
Versailles CDS LLC 1.050%, 06/05/17	4,985,854	4,989,325
Westpac Banking Corp. 1.380%, 10/20/17 (f)	2,000,000	2,003,625

		51,026,899

Repurchase Agreements—0.7%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $1,115,466 on 04/03/17, collateralized by $1,604,334 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $1,137,703.	1,115,395	1,115,395
Citigroup Global Markets, Ltd. Repurchase Agreement dated 01/25/17 at 1.460% to be repurchased at $100,645 on 07/03/17, collateralized by various Common Stock with a value of $110,000.	100,000	100,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $19,770 on 04/03/17, collateralized by $20,001 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $20,164.	19,768	19,768
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $3,100,336 on 04/03/17, collateralized by $478,945 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $3,403,759.	3,100,000	3,100,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $3,001,950 on 04/03/17, collateralized by $463,495 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $3,293,960.	3,000,000	$3,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $1,005,760 on 06/02/17, collateralized by various Common Stock with a value of $1,100,000.	1,000,000	1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $1,211,750 on 07/03/17, collateralized by various Common Stock with a value of $1,320,000.	1,200,000	1,200,000
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $3,000,233 on 04/03/17, collateralized by $8,980,423 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $3,060,000.	3,000,000	3,000,000

		12,535,163

Time Deposits—0.8%
Nordea Bank New York 0.810%, 04/03/17	4,000,000	4,000,000
OP Corporate Bank plc 1.180%, 04/24/17	2,500,000	2,500,000
1.200%, 04/10/17	1,000,000	1,000,000
Shinkin Central Bank 1.440%, 04/25/17	2,500,000	2,500,000
1.440%, 04/26/17	5,000,000	5,000,000
1.440%, 04/27/17	100,000	100,000

		15,100,000

Total Securities Lending Reinvestments (Cost $152,397,296)		152,415,413

Total Investments—108.6% (Cost $1,613,225,705) (g)		1,954,126,627
Other assets and liabilities (net)—(8.6)%		(154,415,772)

Net Assets—100.0%		$1,799,710,855

BHFTII-43

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $148,889,649 and the collateral received consisted of cash in the amount of $152,375,814. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent 0.6% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2017, the market value of restricted securities was $10,277,086, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(g)	As of March 31, 2017, the aggregate cost of investments was $1,613,225,705. The aggregate unrealized appreciation and depreciation of investments were $352,294,427 and $(11,393,505), respectively, resulting in net unrealized appreciation of $340,900,922.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Palantir Technologies, Inc. - Series I	02/07/14	2,537,552	$15,555,194	$10,277,086

BHFTII-44

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$16,108,006	$—	$—	$16,108,006
Banks	89,836,011	—	—	89,836,011
Beverages	44,612,685	—	—	44,612,685
Biotechnology	123,637,383	—	—	123,637,383
Chemicals	36,921,896	—	—	36,921,896
Diversified Financial Services	26,511,287	—	—	26,511,287
Diversified Telecommunication Services	8,329,194	—	—	8,329,194
Electrical Equipment	30,880,296	—	—	30,880,296
Equity Real Estate Investment Trusts	46,111,065	—	—	46,111,065
Health Care Equipment & Supplies	47,914,586	—	—	47,914,586
Health Care Providers & Services	102,567,476	—	—	102,567,476
Hotels, Restaurants & Leisure	26,986,584	—	—	26,986,584
Industrial Conglomerates	19,283,275	—	—	19,283,275
Internet & Direct Marketing Retail	254,480,181	—	—	254,480,181
Internet Software & Services	205,403,250	48,795,493	—	254,198,743
IT Services	151,537,314	—	—	151,537,314
Multiline Retail	7,308,706	—	—	7,308,706
Oil, Gas & Consumable Fuels	23,802,491	—	—	23,802,491
Pharmaceuticals	14,790,695	—	—	14,790,695
Professional Services	27,085,186	—	—	27,085,186
Semiconductors & Semiconductor Equipment	80,071,309	—	—	80,071,309
Software	196,567,606	—	—	196,567,606
Specialty Retail	53,708,657	—	—	53,708,657
Technology Hardware, Storage & Peripherals	46,450,881	—	—	46,450,881
Textiles, Apparel & Luxury Goods	53,736,538	—	—	53,736,538
Total Common Stocks	1,734,642,558	48,795,493	—	1,783,438,051
Total Preferred Stock*	—	—	10,277,086	10,277,086
Total Short-Term Investment*	—	7,996,077	—	7,996,077
Total Securities Lending Reinvestments*	—	152,415,413	—	152,415,413
Total Investments	$1,734,642,558	$209,206,983	$10,277,086	$1,954,126,627

Collateral for Securities Loaned (Liability)	$—	$(152,375,814)	$—	$(152,375,814)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2017 is not presented.

BHFTII-45

Brighthouse Funds Trust II

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.1%
Northrop Grumman Corp.	4,260	$1,013,198
Raytheon Co.	4,745	723,613

		1,736,811

Airlines—0.5%
American Airlines Group, Inc. (a)	104,880	4,436,424
Delta Air Lines, Inc.	57,890	2,660,624

		7,097,048

Auto Components—1.2%
Lear Corp.	110,654	15,666,393
Magna International, Inc.	38,180	1,647,849

		17,314,242

Banks—13.2%
Bank of America Corp.	1,597,630	37,688,092
Citigroup, Inc.	1,246,199	74,547,624
JPMorgan Chase & Co.	669,161	58,779,102
KeyCorp	557,210	9,907,194
Regions Financial Corp.	939,871	13,656,326

		194,578,338

Beverages—0.3%
PepsiCo, Inc.	35,330	3,952,014

Biotechnology—2.3%
Gilead Sciences, Inc.	498,450	33,854,724

Capital Markets—2.4%
Ameriprise Financial, Inc.	32,760	4,248,317
Morgan Stanley	254,250	10,892,070
Nasdaq, Inc.	286,585	19,903,328

		35,043,715

Chemicals—0.8%
Akzo Nobel NV (ADR)	409,503	11,285,903

Communications Equipment—5.1%
Cisco Systems, Inc.	2,232,936	75,473,237

Consumer Finance—8.3%
Capital One Financial Corp.	553,330	47,951,578
Discover Financial Services	877,650	60,022,483
SLM Corp. (a) (b)	1,019,097	12,331,074
Synchrony Financial	65,380	2,242,534

		122,547,669

Containers & Packaging—1.3%
Avery Dennison Corp.	35,020	2,822,612
Bemis Co., Inc. (a)	90,710	4,432,091
Crown Holdings, Inc. (b)	84,540	4,476,393
Graphic Packaging Holding Co.	232,890	2,997,294
Owens-Illinois, Inc. (a) (b)	195,200	3,978,176
Sealed Air Corp.	3,390	147,736

		18,854,302

Diversified Telecommunication Services—1.5%
Verizon Communications, Inc.	446,647	21,774,041

Electric Utilities—3.4%
American Electric Power Co., Inc.	62,800	4,215,764
Duke Energy Corp.	40,730	3,340,267
Exelon Corp.	1,190,040	42,817,639

		50,373,670

Energy Equipment & Services—0.6%
Superior Energy Services, Inc. (a) (b)	607,079	8,656,947

Equity Real Estate Investment Trusts—0.2%
Brixmor Property Group, Inc.	150,180	3,222,863

Food & Staples Retailing—4.6%
CVS Health Corp.	58,610	4,600,885
Kroger Co. (The)	1,045,704	30,837,811
Rite Aid Corp. (b)	278,664	1,184,322
Walgreens Boots Alliance, Inc.	365,750	30,375,537

		66,998,555

Food Products—0.6%
Hormel Foods Corp. (a)	71,650	2,481,240
Mondelez International, Inc. - Class A	114,680	4,940,414
Pilgrim’s Pride Corp. (a)	53,160	1,196,366

		8,618,020

Health Care Equipment & Supplies—7.0%
Baxter International, Inc.	864,092	44,811,811
Hologic, Inc. (b)	134,124	5,706,976
Medtronic plc	150,390	12,115,419
Zimmer Biomet Holdings, Inc.	331,008	40,419,387

		103,053,593

Hotels, Restaurants & Leisure—0.1%
Darden Restaurants, Inc. (a)	14,000	1,171,380

Household Durables—0.9%
Newell Brands, Inc. (a)	261,870	12,352,408
Tupperware Brands Corp. (a)	26,680	1,673,369

		14,025,777

Independent Power and Renewable Electricity Producers—3.0%
AES Corp.	3,164,516	35,379,289
Dynegy, Inc. (a) (b)	1,179,150	9,268,119

		44,647,408

Industrial Conglomerates—0.3%
Honeywell International, Inc.	30,230	3,774,820

Insurance—4.0%
Athene Holding, Ltd. - Class A (a) (b)	53,056	2,652,269
Hartford Financial Services Group, Inc. (The)	279,190	13,420,663
Lincoln National Corp.	191,730	12,548,729

BHFTII-46

Brighthouse Funds Trust II

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Prudential Financial, Inc.	183,990	$19,628,053
XL Group, Ltd. (a)	281,650	11,226,569

		59,476,283

Internet Software & Services—0.8%
eBay, Inc. (b)	343,060	11,516,524

IT Services—0.5%
Fidelity National Information Services, Inc.	18,180	1,447,492
First Data Corp. - Class A (b)	159,360	2,470,080
Total System Services, Inc.	63,340	3,386,156

		7,303,728

Media—3.4%
Comcast Corp. - Class A	539,160	20,267,024
Interpublic Group of Cos., Inc. (The)	337,820	8,300,237
Omnicom Group, Inc.	63,670	5,488,991
Scripps Networks Interactive, Inc. - Class A (a)	201,413	15,784,737

		49,840,989

Metals & Mining—0.5%
Reliance Steel & Aluminum Co.	91,170	7,295,423

Mortgage Real Estate Investment Trusts—0.9%
Starwood Property Trust, Inc. (a)	581,320	13,126,206

Multi-Utilities—0.1%
Public Service Enterprise Group, Inc.	39,700	1,760,695

Multiline Retail—0.8%
Dollar General Corp.	159,330	11,110,081

Oil, Gas & Consumable Fuels—12.9%
Apache Corp. (a)	914,070	46,974,057
Devon Energy Corp.	1,206,014	50,314,904
Gulfport Energy Corp. (a) (b)	1,194,660	20,536,205
Hess Corp.	24,480	1,180,181
Marathon Oil Corp. (a)	2,604,003	41,143,247
Marathon Petroleum Corp.	247,192	12,493,084
Occidental Petroleum Corp.	45,700	2,895,552
Parsley Energy, Inc. - Class A (b)	9,770	317,623
Valero Energy Corp.	177,220	11,747,914
Whiting Petroleum Corp. (b)	148,280	1,402,729

		189,005,496

Personal Products—0.2%
Unilever NV	56,930	2,828,282

Pharmaceuticals—5.3%
Novartis AG (ADR)	233,970	17,376,952
Pfizer, Inc.	1,757,643	60,128,967

		77,505,919

Security Description	Shares/ Principal Amount*	Value

Professional Services—2.4%
Dun & Bradstreet Corp. (The)	9,260	$999,525
Nielsen Holdings plc (a)	822,120	33,961,777

		34,961,302

Semiconductors & Semiconductor Equipment—4.7%
NXP Semiconductors NV (b)	41,000	4,243,500
QUALCOMM, Inc.	1,032,803	59,220,924
Teradyne, Inc. (a)	173,208	5,386,769

		68,851,193

Software—0.5%
Oracle Corp.	153,080	6,828,899

Specialty Retail—0.1%
Lowe’s Cos., Inc.	8,390	689,742
Urban Outfitters, Inc. (a) (b)	50,530	1,200,593

		1,890,335

Technology Hardware, Storage & Peripherals—1.9%
Apple, Inc.	199,100	28,602,706

Thrifts & Mortgage Finance—0.2%
New York Community Bancorp, Inc.	229,000	3,199,130

Tobacco—0.5%
Philip Morris International, Inc.	67,040	7,568,816

Wireless Telecommunication Services—1.5%
Telephone & Data Systems, Inc.	771,542	20,453,578
United States Cellular Corp. (b)	56,844	2,121,987

		22,575,565

Total Common Stocks (Cost $1,269,555,686)		1,453,302,649

Convertible Preferred Stock—0.4%

Food Products—0.4%
Tyson Foods, Inc. 4.750%, 07/15/17 (Cost $4,431,350)	88,627	5,938,009

Short-Term Investment—0.6%

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $8,491,667 on 04/03/17, collateralized by $8,650,000 U.S. Treasury Note at 1.500% due 05/31/20 with a value of $8,662,499.	8,491,603	8,491,603

Total Short-Term Investments (Cost $8,491,603)		8,491,603

BHFTII-47

Brighthouse Funds Trust II

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (c)—8.0%

Security Description	Principal Amount*	Value

Certificates of Deposit—5.2%
ABN AMRO Bank NV Zero Coupon, 06/23/17	2,988,301	$2,992,620
Banco Del Estado De Chile New York 1.426%, 06/21/17 (d)	3,000,000	3,001,626
Bank of Nova Scotia Houston 1.355%, 11/03/17 (d)	5,000,000	5,005,492
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (d)	3,000,000	3,001,449
1.510%, 08/18/17	2,018,512	2,001,258
BNP Paribas New York 1.384%, 08/04/17 (d)	4,500,000	4,503,429
Canadian Imperial Bank 1.392%, 10/27/17 (d)	1,000,000	1,001,203
Credit Suisse AG New York 1.581%, 05/12/17 (d)	4,500,000	4,501,363
1.676%, 04/24/17 (d)	3,200,000	3,200,755
Danske Bank A/S London Zero Coupon, 05/12/17	2,492,764	2,497,425
DNB NOR Bank ASA 1.279%, 07/28/17 (d)	1,000,000	1,000,442
KBC Bank NV 1.150%, 04/27/17	4,000,000	3,997,640
Mizuho Bank, Ltd., New York 1.582%, 04/26/17 (d)	2,000,000	2,000,332
National Australia Bank London 1.199%, 05/02/17 (d)	1,500,000	1,500,526
1.338%, 11/09/17 (d)	6,000,000	5,990,220
Norinchukin Bank New York 1.346%, 08/21/17 (d)	4,000,000	4,001,252
Oversea-Chinese Banking Corp., Ltd. 1.000%, 06/01/17	3,000,000	2,999,901
Royal Bank of Canada New York 1.298%, 03/20/18 (d)	2,000,000	1,999,994
Sumitomo Bank New York 1.410%, 05/05/17 (d)	2,500,000	2,500,487
Sumitomo Mitsui Banking Corp. 1.480%, 08/09/17	504,617	500,289
Sumitomo Mitsui Trust Bank, Ltd., London 1.444%, 05/08/17 (d)	4,000,000	4,002,719
Sumitomo Mitsui Trust Bank, Ltd., New York 1.572%, 04/26/17 (d)	3,000,000	3,000,993
Svenska Handelsbanken New York 1.508%, 05/18/17 (d)	1,500,000	1,500,776
Toronto Dominion Bank New York 1.221%, 03/13/18 (d)	4,100,000	4,098,555
UBS, Stamford 1.301%, 05/12/17 (d)	1,700,000	1,700,418
1.589%, 07/31/17 (d)	1,002,167	1,002,754
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (d)	1,500,000	1,502,453
1.452%, 04/26/17 (d)	1,000,000	1,000,266

		76,006,637

Commercial Paper—1.8%
Commonwealth Bank Australia 1.174%, 03/01/18	2,000,000	$2,000,816
DCAT LLC 1.200%, 04/11/17	599,360	599,834
Den Norske ASA 1.432%, 04/27/17 (d)	1,000,000	1,000,216
Erste Abwicklungsanstalt 1.098%, 07/18/17 (d)	5,500,000	5,499,516
HSBC plc 1.442%, 04/25/17 (d)	3,000,000	3,000,540
Kells Funding LLC 1.100%, 06/05/17	1,693,455	1,696,339
Macquarie Bank, Ltd. 1.120%, 04/20/17	2,493,000	2,498,378
Manhattan Asset Funding Co. 1.184%, 09/07/17 (d)	3,000,000	3,000,246
Ridgefield Funding Co. LLC 1.300%, 06/12/17	994,981	997,639
Starbird Funding Corp. 1.441%, 06/13/17 (d)	250,000	250,088
Versailles CDS LLC 1.050%, 06/05/17	3,490,098	3,492,528
Westpac Banking Corp. 1.380%, 10/20/17 (d)	2,000,000	2,003,625

		26,039,765

Repurchase Agreements—0.8%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $73,163 on 04/03/17, collateralized by $105,228 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $74,622.	73,159	73,159
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $31,049 on 04/03/17, collateralized by $31,413 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $31,668.	31,047	31,047
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $1,000,108 on 04/03/17, collateralized by $154,498 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $1,097,987.	1,000,000	1,000,000
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $3,502,275 on 04/03/17, collateralized by $540,744 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $3,842,953.	3,500,000	3,500,000

BHFTII-48

Brighthouse Funds Trust II

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $5,531,680 on 06/02/17, collateralized by various Common Stock with a value of $6,050,000.	5,500,000	$5,500,000
Macquarie Bank, Ltd. London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $600,041 on 04/03/17, collateralized by $596,246 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $612,370.	600,000	600,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $1,615,667 on 07/03/17, collateralized by various Common Stock with a value of $1,760,000.	1,600,000	1,600,000

		12,304,206

Time Deposits—0.2%
OP Corporate Bank plc 1.200%, 04/10/17	1,500,000	1,500,000
Shinkin Central Bank 1.440%, 04/26/17	1,600,000	1,600,000
1.440%, 04/27/17	300,000	300,000

		3,400,000

Total Securities Lending Reinvestments (Cost $117,731,185)		117,750,608

Total Investments—107.9% (Cost $1,400,209,824) (e)		1,585,482,869
Other assets and liabilities (net)—(7.9)%		(115,521,052)

Net Assets—100.0%		$1,469,961,817

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $114,500,248 and the collateral received consisted of cash in the amount of $117,731,461. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	As of March 31, 2017, the aggregate cost of investments was $1,400,209,824. The aggregate unrealized appreciation and depreciation of investments were $256,569,892 and $(71,296,847), respectively, resulting in net unrealized appreciation of $185,273,045.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

BHFTII-49

Brighthouse Funds Trust II

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,453,302,649	$—	$—	$1,453,302,649
Total Convertible Preferred Stock*	5,938,009	—	—	5,938,009
Total Short-Term Investment*	—	8,491,603	—	8,491,603
Total Securities Lending Reinvestments*	—	117,750,608	—	117,750,608
Total Investments	$1,459,240,658	$126,242,211	$—	$1,585,482,869

Collateral for Securities Loaned (Liability)	$—	$(117,731,461)	$—	$(117,731,461)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-50

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Short-Term Investments—100.0% of Net Assets

Security Description	Principal Amount*	Value

Certificate of Deposit—28.2%
Bank of America Corp. 1.178%, 10/03/17	10,250,000	$10,249,498
Bank of Montreal (Chicago) 1.100%, 04/17/17	15,000,000	15,001,207
Bank of Nova Scotia (Houston) 1.418%, 04/12/17 (a)	5,000,000	5,000,825
Bank of Tokyo-Mitsubishi, Ltd. 1.260%, 04/27/17	10,000,000	10,002,322
1.340%, 08/24/17	9,000,000	9,001,864
Canadian Imperial Bank of Commerce (NY) 1.334%, 12/01/17 (a)	10,000,000	10,020,250
1.591%, 10/23/17 (a)	15,000,000	15,040,095
Citibank N.A. (NY) 1.300%, 07/05/17	10,000,000	10,005,920
Credit Industriel et Commercial (NY) 1.150%, 06/30/17	12,000,000	12,000,000
Mitsubishi UFJ Trust & Banking Corp. (NY) 1.250%, 06/22/17	7,500,000	7,501,758
1.541%, 04/03/17	8,000,000	8,000,424
Mizuho Bank, Ltd. (NY) 1.491%, 07/13/17 (a)	13,000,000	13,010,907
1.673%, 10/16/17 (a)	5,000,000	5,010,250
Norinchukin Bank (NY) 1.500%, 10/27/17	5,000,000	5,003,081
1.527%, 07/24/17 (a)	12,000,000	12,014,628
1.581%, 04/11/17 (a)	7,250,000	7,251,464
Royal Bank of Canada (NY) 1.184%, 03/07/18 (a)	8,000,000	7,997,192
Sumitomo Mitsui Banking Corp. 1.430%, 07/05/17 (a)	10,000,000	10,009,160
1.530%, 04/04/17	10,800,000	10,800,691
1.548%, 07/20/17 (a)	13,000,000	13,012,831
Sumitomo Mitsui Trust Bank, Ltd. (NY) 1.404%, 06/01/17 (a)	5,000,000	5,004,410
1.618%, 04/20/17 (a)	12,000,000	12,004,188
Svenska Handelsbanken AB 1.294%, 08/01/17 (a)	5,000,000	5,003,780
1.452%, 05/15/17 (a)	10,000,000	10,006,310
Svenska Handelsbanken, Inc. 1.552%, 06/20/17 (a)	10,000,000	10,003,400
Toronto-Dominion Bank 1.221%, 03/13/18 (a)	10,000,000	9,998,170
UBS AG (Stamford) 1.000%, 06/01/17	6,450,000	6,450,777
1.354%, 02/23/18 (a)	5,000,000	5,000,765
Westpac Banking Corp. (NY) 1.374%, 01/09/18 (a)	4,000,000	4,006,924

		263,413,091

Commercial Paper—66.7%
ABN AMRO Funding USA 1.380%, 07/05/17 (b)	8,000,000	7,973,888
Alpine Securitization, Ltd. 1.100%, 06/02/17 (b)	10,000,000	9,981,782
1.121%, 06/06/17 (b)	10,000,000	9,980,347

Commercial Paper—(Continued)
Antalis S.A. 1.088%, 05/09/17 (b)	14,706,000	14,690,483
Bennington Sark Capital Co. LLC 0.862%, 04/06/17 (b)	10,000,000	9,998,607
BNZ International Funding, Ltd. 1.261%, 02/01/18 (b)	8,000,000	8,003,192
BPCE S.A. 0.974%, 04/07/17 (b)	5,000,000	4,999,137
Cancara Asset Securitisation LLC 0.821%, 04/04/17 (b)	15,000,000	14,998,618
Charta LLC 1.112%, 06/09/17 (b)	15,000,000	14,968,296
Collateralized Commercial Paper Co. LLC 1.363%, 07/26/17 (b)	8,000,000	7,968,254
1.409%, 04/06/17 (b)	12,000,000	12,001,080
1.496%, 08/21/17 (b)	13,000,000	13,015,223
Commonwealth Bank of Australia 1.322%, 02/15/18 (b)	6,500,000	6,503,536
1.483%, 05/17/17 (b)	8,000,000	8,005,320
1.578%, 07/18/17 (b)	5,000,000	5,006,645
Cooperatieve Rabobank UA 1.202%, 08/07/17 (b)	15,000,000	14,940,230
CRC Funding LLC 1.103%, 06/14/17 (b)	6,000,000	5,986,437
Crown Point Capital LLC 1.008%, 05/08/17 (b)	10,000,000	9,989,751
1.525%, 10/10/17 (b)	7,000,000	6,944,459
DBS Bank, Ltd. 0.808%, 04/07/17 (b)	20,000,000	19,996,733
Den Norske ASA 1.204%, 05/02/17 (b)	12,000,000	12,004,596
1.287%, 03/23/18 (b)	7,000,000	6,996,234
Dexia Credit Local S.A. 1.332%, 01/05/18 (a)	14,000,000	14,000,000
Erste Abwicklungsanstalt 0.981%, 07/05/17 (b)	15,000,000	14,996,760
HSBC Bank plc 1.334%, 02/09/18 (b)	5,000,000	5,003,510
1.443%, 04/17/17 (b)	15,000,000	15,003,615
ING U.S. Funding LLC 1.289%, 07/05/17 (b)	17,000,000	16,943,379
1.300%, 07/10/17 (b)	6,000,000	5,978,891
Kells Funding LLC 0.803%, 04/06/17 (b)	10,000,000	9,998,657
1.129%, 04/28/17 (b)	10,000,000	10,002,880
Landesbank Baden-Wuettertemberg 0.635%, 04/03/17 (b)	20,000,000	19,998,517
Liberty Funding LLC 1.145%, 06/23/17 (b)	18,000,000	17,953,044
LMA S.A. & LMA Americas 0.548%, 04/03/17 (b)	10,000,000	9,999,312
Macquarie Bank, Ltd. 1.000%, 08/25/17 (b)	9,500,000	9,499,525
1.073%, 04/18/17 (b)	10,000,000	9,995,380
1.356%, 10/04/17 (b)	4,000,000	3,971,825

BHFTII-51

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Matchpoint Finance plc 0.642%, 04/03/17 (b)	20,000,000	$19,998,417
1.380%, 07/06/17 (b)	20,000,000	19,933,124
Mont Blanc Capital Corp. 1.186%, 05/08/17 (b)	9,000,000	8,990,775
Nieuw Amsterdam Receivables Corp. 1.130%, 06/02/17 (b)	12,000,000	11,977,719
1.209%, 07/10/17 (b)	15,000,000	14,949,794
NRW Bank 1.136%, 06/27/17 (b)	20,000,000	19,950,769
Oversea-Chinese Banking Corp., Ltd. 0.920%, 04/04/17 (b)	25,000,000	25,000,064
1.150%, 07/10/17 (b)	10,000,000	10,000,000
1.322%, 03/28/18 (b)	6,000,000	5,997,072
Sheffield Receivables Corp. 1.097%, 04/12/17 (b)	11,000,000	10,995,934
1.125%, 04/19/17 (b)	10,000,000	9,993,983
Starbird Funding Corp. 0.642%, 04/03/17 (b)	14,452,000	14,450,910
1.524%, 10/02/17 (b)	1,550,000	1,537,717
Suncorp Group, Ltd. 1.319%, 05/30/17 (b)	12,000,000	11,976,200
1.349%, 07/05/17 (b)	10,000,000	9,966,027
United Overseas Bank, Ltd. 0.920%, 04/04/17 (b)	13,000,000	12,998,795
Victory Receivables Corp. 0.837%, 04/04/17 (b)	14,000,000	13,998,399
Westpac Banking Corp. 1.200%, 09/05/17 (b)	10,000,000	9,946,412
Westpac Securities NZ, Ltd. 1.465%, 01/26/18 (b)	3,500,000	3,503,871

		624,464,125

Repurchase Agreement—4.8%
JPMorgan Securities, Inc. Repurchase Agreement dated 03/31/17 at 0.800% to be repurchased at $45,003,000 on 04/03/17, collateralized by $46,800,000 U.S. Treasury Notes with rates ranging from 1.250% - 1.375%, maturity date ranging from 03/31/21 - 04/30/21, with a value of $45,887,902.	45,000,000	45,000,000

U.S. Treasury—0.3%
U.S. Treasury Floating Rate Note 0.950%, 10/31/17 (a)	2,371,000	2,373,476

Total Short-Term Investments (Cost $935,048,624)		935,250,692

Total Investments—100.0% (Cost $935,048,624) (c)		935,250,692
Other assets and liabilities (net)—0.0%		286,768

Net Assets—100.0%		$935,537,460

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	The rate shown represents current yield to maturity.
(c)	As of March 31, 2017, the aggregate cost of investments was $935,048,624. The aggregate unrealized appreciation and depreciation of investments were $226,365 and $(24,297), respectively, resulting in net unrealized appreciation of $202,068.

BHFTII-52

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Certificate of Deposit	$—	$263,413,091	$—	$263,413,091
Commercial Paper	—	624,464,125	—	624,464,125
Repurchase Agreement	—	45,000,000	—	45,000,000
U.S. Treasury	—	2,373,476	—	2,373,476
Total Short-Term Investments	—	935,250,692	—	935,250,692
Total Investments	$—	$935,250,692	$—	$935,250,692

BHFTII-53

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio (formerly, Met/Artisan Mid Cap Value Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—93.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
Rockwell Collins, Inc.	183,617	$17,840,228

Auto Components—2.1%
Gentex Corp. (a)	1,139,609	24,307,860

Automobiles—1.2%
Harley-Davidson, Inc. (a)	231,754	14,021,117

Banks—4.5%
Fifth Third Bancorp (a)	1,057,874	26,870,000
M&T Bank Corp.	157,044	24,299,418

		51,169,418

Capital Markets—1.3%
Intercontinental Exchange, Inc.	248,598	14,883,562

Chemicals—4.4%
Agrium, Inc.	171,661	16,402,208
Celanese Corp. - Series A	379,835	34,128,175

		50,530,383

Construction & Engineering—3.8%
Fluor Corp. (a)	450,786	23,720,359
Jacobs Engineering Group, Inc.	345,916	19,122,237

		42,842,596

Diversified Consumer Services—1.6%
H&R Block, Inc. (a)	796,432	18,517,044

Electric Utilities—0.0%
OGE Energy Corp. (a)	14,400	503,712

Electrical Equipment—0.5%
Hubbell, Inc.	43,890	5,268,995

Electronic Equipment, Instruments & Components—7.2%
Arrow Electronics, Inc. (b)	421,742	30,960,080
Avnet, Inc.	631,406	28,893,138
FLIR Systems, Inc.	364,245	13,214,809
Keysight Technologies, Inc. (b)	250,243	9,043,782

		82,111,809

Equity Real Estate Investment Trusts—1.3%
Equity Commonwealth (b)	482,755	15,071,611

Health Care Providers & Services—1.9%
AmerisourceBergen Corp. (a)	241,219	21,347,882

Insurance—16.3%
Alleghany Corp. (b)	58,442	35,921,960
Allied World Assurance Co. Holdings AG	425,525	22,595,378
Allstate Corp. (The)	280,207	22,834,068
Aon plc	176,967	21,004,213
Arch Capital Group, Ltd. (b)	289,837	27,467,853
Loews Corp. (a)	352,897	16,504,993

Insurance—(Continued)
Progressive Corp. (The)	271,568	10,640,034
Torchmark Corp. (a)	364,006	28,043,022

		185,011,521

Internet & Direct Marketing Retail—5.1%
Liberty Expedia Holdings, Inc. - Class A (b)	220,290	10,018,789
Liberty Interactive Corp. - Class A (a) (b)	1,240,508	24,834,970
Liberty Ventures - Series A (b)	519,094	23,089,301

		57,943,060

Internet Software & Services—2.1%
IAC/InterActiveCorp (b)	323,882	23,876,581

Marine—1.9%
Kirby Corp. (a) (b)	305,384	21,544,841

Media—4.8%
News Corp. - Class A	1,530,595	19,897,735
Omnicom Group, Inc.	277,721	23,942,327
TEGNA, Inc. (a)	436,871	11,192,635

		55,032,697

Metals & Mining—3.7%
Goldcorp, Inc.	1,718,391	25,071,325
Kinross Gold Corp. (b)	4,714,379	16,547,470

		41,618,795

Mortgage Real Estate Investment Trusts—1.5%
AGNC Investment Corp. (a)	878,766	17,478,656

Multi-Utilities—1.4%
SCANA Corp.	234,716	15,338,691

Oil, Gas & Consumable Fuels—11.6%
Apache Corp. (a)	547,397	28,130,732
Devon Energy Corp.	969,433	40,444,745
Hess Corp.	561,666	27,077,918
Tesoro Corp.	244,289	19,802,066
World Fuel Services Corp. (a)	451,208	16,356,290

		131,811,751

Real Estate Management & Development—0.9%
Jones Lang LaSalle, Inc. (a)	88,634	9,878,259

Road & Rail—2.0%
Ryder System, Inc. (a)	301,063	22,712,193

Semiconductors & Semiconductor Equipment—2.2%
Analog Devices, Inc.	310,239	25,424,086

Software—1.6%
Synopsys, Inc. (b)	245,064	17,676,466

Specialty Retail—1.8%
AutoNation, Inc. (a) (b)	496,630	21,002,483

BHFTII-54

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio (formerly, Met/Artisan Mid Cap Value Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—1.1%
Coach, Inc. (a)	298,394	$12,332,624

Trading Companies & Distributors—3.8%
Air Lease Corp. (a)	1,130,066	43,790,057

Total Common Stocks (Cost $769,557,710)		1,060,888,978

Short-Term Investment—7.4%

Repurchase Agreement—7.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $84,763,475 on 04/03/17, collateralized by $82,205,000 U.S. Treasury Inflation Indexed Note at 0.125% due 04/15/20 with a value of $86,463,055.	84,762,840	84,762,840

Total Short-Term Investments (Cost $84,762,840)		84,762,840

Securities Lending Reinvestments (c)—13.6%

Certificates of Deposit—8.4%
ABN AMRO Bank NV Zero Coupon, 05/05/17	1,495,673	1,498,770
Zero Coupon, 06/23/17	3,486,351	3,491,390
Bank of Montreal Chicago 1.081%, 09/06/17 (d)	3,500,000	3,503,572
Bank of Nova Scotia Houston 1.355%, 11/03/17 (d)	3,000,000	3,003,295
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (d)	3,000,000	3,001,449
1.510%, 08/18/17	2,018,512	2,001,258
BNP Paribas New York 1.384%, 08/04/17 (d)	3,000,000	3,002,286
Canadian Imperial Bank 1.392%, 10/27/17 (d)	1,000,000	1,001,203
Chiba Bank, Ltd., New York 1.100%, 04/03/17	2,500,000	2,500,013
Credit Suisse AG New York 1.581%, 05/12/17 (d)	3,250,000	3,250,985
1.676%, 04/24/17 (d)	1,750,000	1,750,413
Danske Bank A/S London Zero Coupon, 05/12/17	1,994,211	1,997,940
DNB NOR Bank ASA 1.279%, 07/28/17 (d)	1,000,000	1,000,442
KBC Bank NV 1.120%, 05/08/17	2,000,000	2,000,300
1.150%, 04/27/17	1,500,000	1,499,115
Mitsubishi UFJ Trust and Banking Corp. 1.134%, 09/01/17 (d)	3,000,000	2,999,823

Certificates of Deposit—(Continued)
Mizuho Bank, Ltd., New York 1.184%, 09/01/17 (d)	400,000	399,972
1.543%, 05/17/17	5,000,000	5,001,485
1.582%, 04/26/17 (d)	2,000,000	2,000,332
National Australia Bank London 1.199%, 05/02/17 (d)	2,250,000	2,250,788
1.338%, 11/09/17 (d)	3,500,000	3,494,295
Norinchukin Bank New York 1.451%, 07/12/17 (d)	2,500,000	2,502,212
Oversea-Chinese Banking Corp., Ltd. 1.000%, 06/01/17	4,000,000	3,999,868
Royal Bank of Canada New York 1.298%, 03/20/18 (d)	8,100,000	8,099,976
Sumitomo Bank New York 1.390%, 06/05/17 (d)	4,000,000	4,001,892
1.410%, 05/05/17 (d)	2,000,000	2,000,390
1.578%, 06/19/17 (d)	1,000,000	1,000,676
Sumitomo Mitsui Banking Corp. 1.480%, 08/09/17	1,009,233	1,000,578
Sumitomo Mitsui Trust Bank, Ltd., London 1.444%, 05/08/17 (d)	2,500,000	2,501,699
Sumitomo Mitsui Trust Bank, Ltd., New York 1.359%, 06/02/17 (d)	3,600,000	3,602,333
1.572%, 04/26/17 (d)	2,000,000	2,000,662
Svenska Handelsbanken New York 1.508%, 05/18/17 (d)	1,000,000	1,000,517
Toronto Dominion Bank New York 1.221%, 03/13/18 (d)	4,000,000	3,998,591
1.330%, 01/10/18 (d)	3,500,000	3,500,686
UBS, Stamford 1.301%, 05/12/17 (d)	1,400,000	1,400,344
1.589%, 07/31/17 (d)	2,004,335	2,005,509
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (d)	1,250,000	1,252,044
1.452%, 04/26/17 (d)	1,000,000	1,000,266

		95,517,369

Commercial Paper—3.3%
Barton Capital S.A. 1.110%, 04/21/17	2,991,490	2,997,999
Commonwealth Bank Australia 1.174%, 03/01/18	4,500,000	4,501,836
DCAT LLC 1.200%, 04/11/17	1,098,827	1,099,696
Den Norske ASA 1.432%, 04/27/17 (d)	1,000,000	1,000,216
Erste Abwicklungsanstalt 1.098%, 07/18/17 (d)	8,000,000	7,999,296
HSBC plc 1.442%, 04/25/17 (d)	2,000,000	2,000,360
Kells Funding LLC 1.100%, 06/05/17	1,892,685	1,895,909
Manhattan Asset Funding Co. 1.184%, 09/07/17 (d)	1,000,000	1,000,082

BHFTII-55

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio (formerly, Met/Artisan Mid Cap Value Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
National Australia Bank, Ltd. 1.440%, 12/06/17 (d)	2,000,000	$2,002,988
Ridgefield Funding Co. LLC 1.184%, 09/07/17 (d)	4,000,000	3,999,528
Sheffield Receivables Co. 1.170%, 04/07/17	2,991,128	2,999,286
Versailles CDS LLC 1.050%, 06/05/17	4,985,854	4,989,325
Westpac Banking Corp. 1.380%, 10/20/17 (d)	1,300,000	1,302,356

		37,788,877

Repurchase Agreements—1.0%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $458,987 on 04/03/17, collateralized by $660,144 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $468,137.	458,957	458,957
Citigroup Global Markets, Ltd. Repurchase Agreement dated 01/25/17 at 1.460% to be repurchased at $1,006,448 on 07/03/17, collateralized by various Common Stock with a value of $1,100,000.	1,000,000	1,000,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $5,418 on 04/03/17, collateralized by $5,482 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $5,526.	5,418	5,418
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $1,000,108 on 04/03/17, collateralized by $154,498 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $1,097,987.	1,000,000	1,000,000
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $7,004,550 on 04/03/17, collateralized by $1,081,488 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $7,685,906.	7,000,000	7,000,000

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $1,005,760 on 06/02/17, collateralized by various Common Stock with a value of $1,100,000.	1,000,000	1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $1,514,688 on 07/03/17, collateralized by various Common Stock with a value of $1,650,000.	1,500,000	1,500,000

		11,964,375

Time Deposits—0.9%
OP Corporate Bank plc 1.180%, 04/24/17	6,000,000	6,000,000
Shinkin Central Bank 1.440%, 04/25/17	750,000	750,000
1.440%, 04/26/17	3,000,000	3,000,000

		9,750,000

Total Securities Lending Reinvestments (Cost $154,988,942)		155,020,621

Total Investments—114.2% (Cost $1,009,309,492) (e)		1,300,672,439
Other assets and liabilities (net)—(14.2)%		(162,073,745)

Net Assets—100.0%		$1,138,598,694

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $144,487,577 and the collateral received consisted of cash in the amount of $154,077,693. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	As of March 31, 2017, the aggregate cost of investments was $1,009,309,492. The aggregate unrealized appreciation and depreciation of investments were $305,402,407 and $(14,039,460), respectively, resulting in net unrealized appreciation of $291,362,947.

BHFTII-56

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio (formerly, Met/Artisan Mid Cap Value Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,060,888,978	$—	$—	$1,060,888,978
Total Short-Term Investment*	—	84,762,840	—	84,762,840
Total Securities Lending Reinvestments*	—	155,020,621	—	155,020,621
Total Investments	$1,060,888,978	$239,783,461	$—	$1,300,672,439

Collateral for Securities Loaned (Liability)	$—	$(154,077,693)	$—	$(154,077,693)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-57

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Australia—6.5%
Acrux, Ltd. (a)	41,605	$9,216
Adelaide Brighton, Ltd.	197,116	855,043
AED Oil, Ltd. (a) (b) (c)	93,946	0
Ainsworth Game Technology, Ltd.	51,616	72,574
Alkane Resources, Ltd. (a)	120,355	25,709
ALS, Ltd.	76,663	358,766
Altium, Ltd.	31,832	184,844
Altona Mining, Ltd. (a)	67,875	8,293
AMA Group, Ltd.	111,029	89,462
Ansell, Ltd.	39,937	732,433
AP Eagers, Ltd.	7,774	54,031
APN News & Media, Ltd.	109,386	232,191
ARB Corp., Ltd. (d)	30,444	342,250
Ardent Leisure Group	50,226	70,191
Arrium, Ltd. (a) (b) (c)	972,288	5
AUB Group, Ltd.	25,969	232,359
Ausdrill, Ltd.	110,321	119,602
Austal, Ltd. (d)	81,889	107,997
Australian Agricultural Co., Ltd. (a)	192,359	243,752
Australian Pharmaceutical Industries, Ltd.	174,311	271,382
Auswide Bank, Ltd.	9,275	36,731
Automotive Holdings Group, Ltd.	101,744	320,158
Aveo Group	81,294	199,311
AVJennings, Ltd.	10,332	4,894
AWE, Ltd. (a) (d)	335,940	127,072
Bapcor, Ltd.	23,618	105,126
Beach Energy, Ltd.	964,168	589,444
Beadell Resources, Ltd. (a)	102,327	23,054
Bega Cheese, Ltd.	58,513	282,091
Bellamy’s Australia, Ltd. (c)	11,890	38,062
Billabong International, Ltd. (a)	56,120	53,615
Blackmores, Ltd. (d)	5,495	472,266
Blue Sky Alternative Investments, Ltd.	5,962	35,955
Bradken, Ltd. (a)	48,239	119,737
Breville Group, Ltd.	42,107	331,360
Brickworks, Ltd.	5,923	66,391
BT Investment Management, Ltd.	25,960	198,213
Buru Energy, Ltd. (a)	23,457	3,117
Cabcharge Australia, Ltd.	55,813	128,793
Capral, Ltd.	136,176	18,209
Cardno, Ltd. (a)	69,333	67,796
Carnarvon Petroleum, Ltd. (a)	251,902	19,043
carsales.com, Ltd.	83,570	712,269
Cash Converters International, Ltd.	152,939	36,788
Cedar Woods Properties, Ltd.	27,273	116,579
Cleanaway Waste Management, Ltd.	693,108	634,890
Coal of Africa, Ltd. (a) (c)	133,534	4,387
Collection House, Ltd. (d)	19,217	20,907
Collins Foods, Ltd.	5,520	21,884
Cooper Energy, Ltd. (a)	232,325	65,515
Corporate Travel Management, Ltd.	21,828	333,831
Costa Group Holdings, Ltd.	53,534	177,773
Credit Corp. Group, Ltd.	13,415	176,502
CSG, Ltd.	66,837	23,505
CSR, Ltd.	282,278	971,921
Cudeco, Ltd. (a) (b)	51,210	14,280
Data #3, Ltd.	55,471	69,466

Australia—(Continued)
Decmil Group, Ltd.	56,744	40,842
Downer EDI, Ltd.	333,686	1,474,597
DuluxGroup, Ltd.	165,477	825,194
DWS, Ltd.	36,847	44,913
Elders, Ltd. (a)	18,937	65,675
Energy Resources of Australia, Ltd. (a)	51,910	28,558
Energy World Corp., Ltd. (a)	325,379	89,439
EQT Holdings, Ltd.	3,062	41,425
ERM Power, Ltd.	49,991	50,044
Euroz, Ltd.	23,559	22,322
Event Hospitality and Entertainment, Ltd.	38,556	379,264
Evolution Mining, Ltd.	181,680	295,520
Fairfax Media, Ltd.	967,464	756,852
Finbar Group, Ltd.	6,909	4,538
Fleetwood Corp., Ltd. (a)	22,683	37,282
FlexiGroup, Ltd.	49,133	86,669
Flight Centre Travel Group, Ltd.	14,871	327,290
G8 Education, Ltd.	135,563	422,255
Gateway Lifestyle	13,237	21,122
Global Construction Services, Ltd.	9,380	4,192
GrainCorp, Ltd. - Class A	83,590	580,344
Grange Resources, Ltd.	120,000	17,847
Greencross, Ltd.	21,334	117,322
GUD Holdings, Ltd.	39,734	359,195
GWA Group, Ltd.	104,458	231,278
Hansen Technologies, Ltd.	47,406	123,960
HFA Holdings, Ltd.	45,623	77,024
Hills, Ltd. (a)	80,453	12,920
Horizon Oil, Ltd. (a)	652,736	28,792
IDM International, Ltd. (a) (b) (c)	1,969	0
Iluka Resources, Ltd.	160,998	936,677
Imdex, Ltd. (a)	100,165	49,722
IMF Bentham, Ltd.	49,173	68,142
Independence Group NL	112,057	306,258
Infigen Energy, Ltd. (a)	282,132	216,652
Infomedia, Ltd.	131,353	73,268
Integrated Research, Ltd.	28,972	62,600
International Ferro Metals, Ltd. (a) (b) (c)	82,765	0
Invocare, Ltd.	38,500	415,690
IOOF Holdings, Ltd. (d)	103,265	672,833
Iress, Ltd.	57,739	515,041
iSelect, Ltd.	46,213	69,873
iSentia Group, Ltd.	28,120	32,199
JB Hi-Fi, Ltd.	46,350	871,418
Jupiter Mines, Ltd. (a) (b) (c)	59,374	23,750
K&S Corp., Ltd.	1,802	2,346
Karoon Gas Australia, Ltd. (a)	75,600	94,746
Kingsgate Consolidated, Ltd. (a)	121,238	22,735
Kingsrose Mining, Ltd. (a) (b) (c)	102,961	7,866
MACA, Ltd.	56,351	65,657
Macmahon Holdings, Ltd. (a)	380,170	44,989
Macquarie Atlas Roads Group	117,544	459,671
Magellan Financial Group, Ltd.	27,343	491,797
MaxiTRANS Industries, Ltd.	59,013	32,680
Mayne Pharma Group, Ltd. (a) (d)	452,144	492,038
McMillan Shakespeare, Ltd.	29,453	296,696
McPherson’s, Ltd.	34,460	36,911

BHFTII-58

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Medusa Mining, Ltd. (a)	60,972	$16,849
Melbourne IT, Ltd.	36,135	62,815
Metals X, Ltd. (a)	75,358	44,858
Metcash, Ltd. (a)	385,184	725,619
Michael Hill International, Ltd.	82,929	89,158
Mincor Resources NL (a)	105,687	16,963
Mineral Resources, Ltd.	41,091	337,192
MMA Offshore, Ltd. (a)	100,235	16,791
Monadelphous Group, Ltd.	40,177	378,462
Monash IVF Group, Ltd.	21,931	31,790
Morning Star Gold NL (a) (b) (c)	33,455	3
Mortgage Choice, Ltd.	48,689	87,007
Mount Gibson Iron, Ltd. (a)	439,215	140,768
Myer Holdings, Ltd. (d)	355,143	329,276
MYOB Group, Ltd.	52,571	142,917
MyState, Ltd.	3,899	13,683
Navitas, Ltd. (d)	96,272	325,741
New Hope Corp., Ltd.	6,285	8,540
nib holdings, Ltd.	199,351	901,272
Nick Scali, Ltd.	16,348	90,051
Nine Entertainment Co. Holdings, Ltd.	18,490	17,700
Northern Star Resources, Ltd.	220,636	692,977
Nufarm, Ltd.	79,335	587,771
OFX Group, Ltd.	99,303	111,872
Orocobre, Ltd. (a)	49,318	104,694
Orora, Ltd.	225,473	509,581
OrotonGroup, Ltd.	8,647	10,037
OZ Minerals, Ltd.	149,299	892,509
Pacific Current Group, Ltd.	1,159	3,966
Pacific Smiles Group, Ltd.	13,431	20,513
Pact Group Holdings, Ltd.	4,623	24,715
Paladin Energy, Ltd. (a) (b) (d)	612,137	49,106
Panoramic Resources, Ltd. (a)	146,618	31,352
Peet, Ltd.	88,199	79,095
Peninsula Energy, Ltd. (a)	11,352	4,335
Perpetual, Ltd.	19,256	765,463
Perseus Mining, Ltd. (a)	231,401	55,603
Platinum Asset Management, Ltd.	21,691	84,969
Pluton Resources, Ltd. (a) (b) (c)	48,332	0
PMP, Ltd.	158,703	83,049
Premier Investments, Ltd.	44,992	492,001
Primary Health Care, Ltd.	244,279	665,299
Prime Media Group, Ltd.	93,371	21,028
Programmed Maintenance Services, Ltd.	95,504	136,743
Qube Holdings, Ltd. (d)	283,099	553,459
Quintis, Ltd. (d)	106,522	84,626
RCG Corp., Ltd. (d)	90,942	75,678
RCR Tomlinson, Ltd.	61,564	148,650
Reckon, Ltd.	36,898	47,916
Regis Resources, Ltd.	180,703	461,029
Reject Shop, Ltd. (The)	12,421	78,562
Resolute Mining, Ltd.	277,334	280,269
Retail Food Group, Ltd.	60,846	247,685
Ridley Corp., Ltd.	123,003	125,336
RungePincockMinarco, Ltd. (a)	4,190	1,905
Ruralco Holdings, Ltd.	9,291	20,007

Australia—(Continued)
Salmat, Ltd. (a)	45,807	20,142
Sandfire Resources NL	40,717	198,267
Saracen Mineral Holdings, Ltd. (a) (d)	390,479	298,129
Select Harvests, Ltd.	30,640	137,582
Senex Energy, Ltd. (a)	248,220	67,230
Servcorp, Ltd.	23,622	110,984
Service Stream, Ltd.	62,705	55,105
Seven Group Holdings, Ltd.	15,634	127,800
Seven West Media, Ltd.	460,617	276,085
SG Fleet Group, Ltd.	4,537	11,783
Sigma Pharmaceuticals, Ltd.	621,692	612,347
Silex Systems, Ltd. (a)	28,112	11,589
Silver Chef, Ltd.	8,928	49,867
Silver Lake Resources, Ltd. (a)	112,092	50,380
Sims Metal Management, Ltd.	86,197	813,255
Sirtex Medical, Ltd.	22,520	307,817
Slater & Gordon, Ltd. (a)	116,238	11,540
SmartGroup Corp., Ltd.	1,922	9,688
SMS Management & Technology, Ltd.	35,576	44,906
Southern Cross Media Group, Ltd.	229,061	244,763
Spark Infrastructure Group	586,289	1,061,379
Specialty Fashion Group, Ltd. (a)	34,701	14,052
SpeedCast International, Ltd.	2,909	7,726
Spotless Group Holdings, Ltd.	23,095	19,086
St. Barbara, Ltd. (a)	192,892	355,678
Star Entertainment Group, Ltd. (The)	199,460	832,288
Steadfast Group, Ltd.	104,744	202,840
Strike Energy, Ltd. (a)	182,555	11,139
Sundance Energy Australia, Ltd. (a)	373,357	34,923
Sunland Group, Ltd.	40,150	53,516
Super Retail Group, Ltd.	69,714	545,504
Tabcorp Holdings, Ltd.	236,852	858,485
Tassal Group, Ltd.	80,622	278,870
Technology One, Ltd.	85,252	334,059
Ten Network Holdings, Ltd. (a)	109,315	47,583
Thorn Group, Ltd.	62,916	62,865
Tiger Resources, Ltd. (a) (b)	591,241	22,134
Toro Energy, Ltd. (a)	75,052	2,407
Tox Free Solutions, Ltd.	90,131	160,444
Treasury Wine Estates, Ltd.	56,464	526,662
Troy Resources, Ltd. (a)	106,145	12,635
Villa World, Ltd.	15,952	28,992
Village Roadshow, Ltd.	32,709	104,628
Virgin Australia Holdings, Ltd. (a)	442,369	64,115
Virgin Australia International Holding, Ltd. (a) (b) (c)	968,773	1
Virtus Health, Ltd. (d)	37,091	163,727
Vita Group, Ltd.	18,112	45,347
Watpac, Ltd. (a)	37,999	22,644
Webjet, Ltd.	25,862	226,664
Western Areas, Ltd. (a)	118,029	208,075
Westgold Resources, Ltd. (a)	37,679	67,937
Whitehaven Coal, Ltd. (a)	121,287	276,868
WorleyParsons, Ltd. (a)	33,331	277,992
WPP AUNZ, Ltd.	131,382	115,413

		45,395,157

BHFTII-59

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Austria—1.2%
A-TEC Industries AG (a) (b) (c)	1,312	$0
Agrana Beteiligungs AG	1,731	183,033
ams AG	23,302	1,259,867
Andritz AG	10,323	517,314
Austria Technologie & Systemtechnik AG (d)	14,133	155,392
BUWOG AG (a)	15,282	385,569
CA Immobilien Anlagen AG (a)	20,949	460,280
DO & Co. AG	1,857	121,039
EVN AG	12,657	161,359
IMMOFINANZ AG (a)	125,781	240,751
Kapsch TrafficCom AG	2,222	99,558
Lenzing AG	3,209	539,707
Mayr Melnhof Karton AG	3,412	397,308
Oberbank AG	198	14,765
Oesterreichische Post AG	10,867	433,386
Palfinger AG	5,947	220,137
POLYTEC Holding AG	10,783	152,786
Porr AG	1,436	53,261
Raiffeisen Bank International AG (a)	13,074	297,059
RHI AG	8,926	228,612
Rosenbauer International AG (d)	1,615	95,258
S IMMO AG (a)	31,886	382,345
S&T AG	3,445	37,851
Schoeller-Bleckmann Oilfield Equipment AG	3,509	244,552
Semperit AG Holding	6,041	168,025
Strabag SE	6,827	266,519
Telekom Austria AG	24,392	166,187
UBM Development AG	78	2,698
UNIQA Insurance Group AG	14,804	115,260
Wienerberger AG	39,101	829,192
Zumtobel Group AG	14,277	275,165

		8,504,235

Belgium—2.0%
Ablynx NV (a) (d)	15,614	193,973
Ackermans & van Haaren NV	8,887	1,396,522
AGFA-Gevaert NV (a)	93,175	455,419
Atenor	1,089	57,582
Banque Nationale de Belgique	104	329,752
Barco NV	5,609	561,881
Bekaert S.A.	11,685	571,476
bpost S.A.	6,013	140,969
Cie d’Entreprises CFE	4,729	661,905
Cie Immobiliere de Belgique S.A. (a)	1,276	78,953
D’ieteren S.A.	8,787	411,535
Dalenys (a)	1,352	10,444
Deceuninck NV (c)	40,599	106,545
Econocom Group S.A.	27,496	406,931
Elia System Operator S.A.	12,209	643,952
Euronav NV	30,049	240,350
EVS Broadcast Equipment S.A.	4,761	181,551
Exmar NV	10,339	79,746
Fagron (a)	17,646	225,732
Galapagos NV (a)	16,401	1,427,371
GIMV NV	450	25,115
Ion Beam Applications	10,326	564,628

Belgium—(Continued)
Jensen-Group NV	738	34,404
Kinepolis Group NV	7,227	369,298
Lotus Bakeries NV	118	292,050
MDxHealth (a) (d)	5,915	33,444
Melexis NV	9,084	786,999
Nyrstar NV (a) (d)	26,926	167,107
Ontex Group NV	7,991	256,604
Orange Belgium S.A. (a)	13,209	281,860
Picanol	1,699	167,766
RealDolmen NV	1,200	33,022
Recticel S.A.	21,094	164,946
Resilux NV	229	38,807
Roularta Media Group NV	1,629	46,108
Sioen Industries NV	4,097	121,591
Sipef S.A.	3,346	226,093
Tessenderlo Chemie NV (a)	17,303	688,522
ThromboGenics NV (a) (d)	9,279	30,211
Umicore S.A.	25,634	1,460,317
Van de Velde NV	2,850	162,905
Viohalco S.A. (a)	45,397	85,474

		14,219,860

Cambodia—0.1%
NagaCorp, Ltd.	458,000	261,160

Canada—8.7%
5N Plus, Inc. (a)	33,732	49,462
Absolute Software Corp.	18,754	106,332
Acadian Timber Corp.	3,800	52,520
Advantage Oil & Gas, Ltd. (a)	113,630	750,213
Aecon Group, Inc.	33,422	431,519
AG Growth International, Inc.	5,820	221,316
AGF Management, Ltd. - Class B	32,280	149,524
AGT Food & Ingredients, Inc.	7,901	185,249
Aimia, Inc.	40,971	277,279
Air Canada (a)	16,200	168,109
AirBoss of America Corp.	3,761	33,146
AKITA Drilling, Ltd. - Class A	2,003	12,803
Alacer Gold Corp. (a)	102,778	207,898
Alamos Gold, Inc. - Class A	95,845	769,729
Alaris Royalty Corp.	8,954	150,215
Algoma Central Corp.	4,410	41,817
Algonquin Power & Utilities Corp.	77,093	736,234
Alterra Power Corp.	15,076	53,282
Altius Minerals Corp.	9,660	89,492
Altus Group, Ltd.	14,488	317,029
Amaya, Inc. (a)	3,700	62,796
Andrew Peller, Ltd. - Class A	6,617	56,077
Argonaut Gold, Inc. (a)	57,325	100,438
Asanko Gold, Inc. (a)	23,027	60,431
Athabasca Oil Corp. (a)	66,624	76,651
ATS Automation Tooling Systems, Inc. (a)	36,533	372,789
AuRico Metals, Inc. (a)	42,144	37,078
AutoCanada, Inc.	8,428	142,215
Avigilon Corp. (a) (d)	14,381	166,968
B2Gold Corp. (a)	313,368	893,082

BHFTII-60

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Badger Daylighting, Ltd. (d)	11,862	$311,747
Baytex Energy Corp. (a) (d)	67,105	229,091
BCE, Inc.	3,141	139,070
Bellatrix Exploration, Ltd. (a) (d)	60,265	47,583
Birchcliff Energy, Ltd.	60,552	344,229
Bird Construction, Inc.	18,612	140,096
Black Diamond Group, Ltd.	19,812	57,655
BlackPearl Resources, Inc. (a)	117,817	115,172
BMTC Group, Inc.	5,387	52,458
Bonavista Energy Corp.	62,296	162,082
Bonterra Energy Corp.	12,499	215,609
Boralex, Inc. - Class A	17,054	275,203
Brookfield Real Estate Services, Inc.	800	9,733
BRP, Inc. (a)	10,168	239,319
Calfrac Well Services, Ltd. (a)	26,393	70,257
Calian Group, Ltd.	2,846	52,882
Callidus Capital Corp.	4,100	55,742
Canaccord Genuity Group, Inc. (a)	54,653	209,184
Canacol Energy, Ltd. (a) (d)	37,461	110,706
Canadian Energy Services & Technology Corp.	45,937	251,818
Canadian Western Bank (d)	32,028	708,790
Canam Group, Inc.	22,324	110,961
Canfor Corp. (a)	17,141	233,685
Canfor Pulp Products, Inc.	15,297	139,069
CanWel Building Materials Group, Ltd.	9,304	42,607
Canyon Services Group, Inc. (a)	27,085	135,440
Capital Power Corp.	43,408	850,632
Capstone Mining Corp. (a)	117,839	115,194
Cargojet, Inc.	800	27,071
Cascades, Inc.	46,236	476,667
Celestica, Inc. (a)	36,485	530,601
Celestica, Inc. (U.S. Listed Shares) (a)	223	3,240
Centerra Gold, Inc.	62,285	358,296
Cequence Energy, Ltd. (a)	86,636	15,961
Cervus Equipment Corp.	2,998	26,624
Chartwell Retirement Residences	10,400	121,921
China Gold International Resources Corp., Ltd. (a)	62,113	124,707
Chinook Energy, Inc. (a)	27,917	7,872
Cineplex, Inc. (d)	19,436	738,067
Clairvest Group, Inc.	200	5,053
Clarke, Inc. (d)	1,614	13,108
Clearwater Seafoods, Inc.	7,044	55,511
Cogeco Communications, Inc.	4,920	262,861
Cogeco, Inc.	2,309	103,413
Colliers International Group, Inc.	12,580	595,111
Computer Modelling Group, Ltd.	21,620	168,265
Continental Gold, Inc. (a)	20,900	63,021
Copper Mountain Mining Corp. (a)	57,011	44,156
Corby Spirit and Wine, Ltd.	3,957	65,848
Corridor Resources, Inc. (a)	21,385	6,513
Corus Entertainment, Inc. - B Shares	31,990	314,163
Cott Corp. (U.S. Listed Shares)	2,000	24,720
Cott Corp.	38,179	472,554
CRAFT Oil, Ltd. (a) (c)	19,637	0
Crew Energy, Inc. (a)	69,029	257,460
CRH Medical Corp. (a)	11,000	89,912
Delphi Energy Corp. (a) (d)	95,850	95,861

Canada—(Continued)
Denison Mines Corp. (a) (d)	247,548	152,641
Descartes Systems Group, Inc. (The) (a)	28,586	654,973
DH Corp.	2,600	49,347
DHX Media, Ltd.	11,696	48,812
DIRTT Environmental Solutions (a)	14,300	75,164
Dominion Diamond Corp.	23,880	302,035
Dominion Diamond Corp. (U.S. Listed Shares)	9,238	116,676
Dorel Industries, Inc. - Class B	12,134	289,424
Dundee Precious Metals, Inc. (a)	40,545	85,977
E-L Financial Corp., Ltd.	177	109,007
Eastern Platinum, Ltd. (a)	25,003	6,486
Echelon Financial Holdings, Inc. (a)	900	8,439
EcoSynthetix, Inc. (a)	800	1,414
Enbridge Income Fund Holdings, Inc.	18,118	451,639
Endeavour Mining Corp. (a)	16,215	314,582
EnerCare, Inc.	31,725	495,491
Enerflex, Ltd.	29,289	418,021
Energy Fuels, Inc. (a)	4,125	8,902
Enghouse Systems, Ltd.	7,089	306,887
Ensign Energy Services, Inc.	51,526	308,803
Epsilon Energy, Ltd. (a)	18,214	43,143
Equitable Group, Inc.	3,909	203,908
Equity Financial Holdings, Inc. (a)	1,100	7,387
Essential Energy Services Trust (a)	53,526	27,772
Evertz Technologies, Ltd.	9,149	110,626
Exchange Income Corp. (d)	6,151	180,573
Exco Technologies, Ltd.	13,332	114,989
EXFO, Inc. (a)	85	446
Extendicare, Inc.	41,356	313,781
Fiera Capital Corp.	12,719	131,795
Firm Capital Mortgage Investment Corp.	6,774	71,008
First Majestic Silver Corp. (a) (d)	33,160	269,050
First National Financial Corp.	4,907	98,520
FirstService Corp.	12,580	760,656
Fortress Paper, Ltd. - Class A (a)	7,338	45,964
Fortuna Silver Mines, Inc. (a)	60,121	312,845
Freehold Royalties, Ltd.	30,212	306,243
Gamehost, Inc.	4,952	37,461
Genesis Land Development Corp.	14,348	32,260
Genworth MI Canada, Inc.	12,625	349,078
Gibson Energy, Inc.	29,744	427,199
Glacier Media, Inc. (a)	9,600	4,837
Gluskin Sheff & Associates, Inc.	10,533	139,241
GMP Capital, Inc. (a)	28,336	77,560
Goeasy, Ltd.	2,000	46,020
Golden Star Resources, Ltd. (a)	93,633	78,858
Gran Tierra Energy, Inc. (a)	109,213	290,720
Granite Oil Corp.	10,252	47,180
Great Canadian Gaming Corp. (a)	14,894	275,850
Great Panther Silver, Ltd. (a)	67,206	109,664
Guyana Goldfields, Inc. (a)	48,247	260,853
Hanfeng Evergreen, Inc. (a) (b) (c)	12,100	0
Heroux-Devtek, Inc. (a)	14,606	127,625
High Liner Foods, Inc.	4,807	65,245
HNZ Group, Inc. (a)	3,031	30,359
Home Capital Group, Inc. (d)	20,814	407,406
Horizon North Logistics, Inc.	30,612	40,053

BHFTII-61

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
HudBay Minerals, Inc.	103,103	$677,610
Hudson’s Bay Co. (d)	16,774	136,351
IAMGOLD Corp. (a) (d)	152,782	611,197
Imperial Metals Corp. (a) (d)	15,126	72,340
Indigo Books & Music, Inc. (a)	1,986	23,596
Information Services Corp.	800	11,731
Innergex Renewable Energy, Inc.	38,391	412,822
Interfor Corp. (a)	33,292	430,091
International Tower Hill Mines, Ltd. (a)	21,604	11,209
Intertape Polymer Group, Inc.	20,313	357,121
Ithaca Energy, Inc. (a)	123,116	178,677
Jean Coutu Group PJC, Inc. (The) - Class A	19,925	313,592
Just Energy Group, Inc.	71,937	451,685
K-Bro Linen, Inc.	2,319	68,776
Kelt Exploration, Ltd. (a)	21,351	107,249
Kingsway Financial Services, Inc. (a)	8,765	51,739
Kirkland Lake Gold, Ltd. (a)	42,041	310,127
Klondex Mines, Ltd. (a)	48,447	189,074
Knight Therapeutics, Inc. (a)	29,505	230,520
Labrador Iron Ore Royalty Corp.	15,800	221,463
Laurentian Bank of Canada	13,206	581,626
Leon’s Furniture, Ltd.	9,639	121,552
Lightstream Resources, Ltd. (a) (b) (c)	108,373	0
Linamar Corp.	12,500	568,579
Liquor Stores N.A., Ltd.	12,660	90,915
Lucara Diamond Corp.	110,136	255,909
Lundin Mining Corp.	44,577	251,067
MacDonald Dettwiler & Associates, Ltd. (d)	4,268	225,459
Magellan Aerospace Corp.	5,794	85,177
Mainstreet Equity Corp. (a)	2,561	70,503
Major Drilling Group International, Inc. (a)	36,670	194,676
Mandalay Resources Corp.	87,627	38,877
Maple Leaf Foods, Inc.	34,605	839,981
Martinrea International, Inc.	32,289	250,571
Maxim Power Corp. (a)	2,800	5,727
Mediagrif Interactive Technologies, Inc.	4,176	49,835
Medical Facilities Corp.	12,861	178,237
MEG Energy Corp. (a)	21,200	107,447
Melcor Developments, Ltd.	3,120	38,007
Mitel Networks Corp. (a)	23,670	164,107
Morguard Corp.	800	110,088
Morneau Shepell, Inc. (d)	16,285	244,547
MTY Food Group, Inc.	5,404	202,774
Mullen Group, Ltd.	37,792	480,268
Nautilus Minerals, Inc. (a)	134,471	23,257
Nevsun Resources, Ltd.	81,011	208,337
New Flyer Industries, Inc.	17,136	632,428
New Gold, Inc. (a)	96,948	289,419
Newalta Corp. (a)	23,919	41,188
Norbord, Inc.	8,718	248,130
North American Energy Partners, Inc.	14,743	72,947
North West Co., Inc. (The)	17,071	407,054
Northern Blizzard Resources, Inc.	4,700	11,557
Northland Power, Inc.	33,879	625,686
Novelion Therapeutics, Inc. (a)	5,100	54,841
NuVista Energy, Ltd. (a)	59,117	273,391
OceanaGold Corp.	166,811	494,218

Canada—(Continued)
Osisko Gold Royalties, Ltd.	18,606	206,788
Painted Pony Petroleum, Ltd. (a) (d)	38,738	156,717
Pan American Silver Corp.	55,071	964,058
Paramount Resources, Ltd. - Class A (a)	9,617	122,793
Parex Resources, Inc. (a)	55,359	705,595
Parkland Fuel Corp.	26,463	589,017
Pason Systems, Inc.	22,516	325,249
Pengrowth Energy Corp. (a) (d)	183,295	183,316
Penn West Petroleum, Ltd. (a)	153,488	261,998
Petrus Resources, Ltd. (a)	1,290	2,328
PHX Energy Services Corp. (a)	12,350	33,990
Pizza Pizza Royalty Corp.	6,998	90,774
Platinum Group Metals, Ltd. (a)	3,208	5,283
Points International, Ltd. (a)	5,320	41,245
Polymet Mining Corp. (a)	38,355	28,553
Precision Drilling Corp. (a)	82,898	392,096
Premium Brands Holdings Corp.	7,879	504,491
Primero Mining Corp. (a) (d)	70,253	39,093
Pulse Seismic, Inc. (a)	15,720	30,261
Pure Technologies, Ltd.	7,900	27,861
Questerre Energy Corp. - Class A (a)	83,569	44,617
Raging River Exploration, Inc. (a)	56,263	394,732
RB Energy, Inc. (a) (c)	76,741	69
Reitmans Canada, Ltd. - Class A	20,566	83,974
Richelieu Hardware, Ltd.	18,390	380,287
Richmont Mines, Inc. (a)	20,415	144,763
RMP Energy, Inc. (a)	72,808	39,419
Rocky Mountain Dealerships, Inc.	3,738	28,530
Rogers Sugar, Inc.	35,106	164,990
Russel Metals, Inc.	25,722	503,280
Sabina Gold & Silver Corp. (a)	57,206	66,246
Sandstorm Gold, Ltd. (a) (d)	48,383	208,107
Sandvine Corp.	44,900	103,991
Savanna Energy Services Corp. (a)	34,913	50,406
Sears Canada, Inc. (a)	5,768	8,111
Secure Energy Services, Inc.	55,376	408,080
SEMAFO, Inc. (a) (d)	123,983	373,856
ShawCor, Ltd.	20,891	611,563
Sherritt International Corp. (a)	132,332	93,538
Sienna Senior Living, Inc. (d)	14,276	185,931
Sierra Wireless, Inc. (a)	18,510	491,336
Silver Standard Resources, Inc. (a)	37,551	398,707
Solium Capital, Inc. (a)	11,317	64,676
Spartan Energy Corp. (a)	70,103	140,222
Sprott Resource Holdings, Inc. (a)	112,715	16,952
Sprott, Inc.	56,027	93,951
Stantec, Inc.	20,482	531,514
Stella-Jones, Inc.	10,990	323,126
Stornoway Diamond Corp. (a)	51,074	32,261
Strad Energy Services, Ltd. (a)	10,641	12,403
Street Capital Group, Inc. (a)	5,900	6,655
Stuart Olson, Inc.	11,157	49,499
Student Transportation, Inc. (d)	27,425	160,650
SunOpta, Inc. (a)	26,392	183,574
Superior Plus Corp.	44,558	432,228
Surge Energy, Inc.	74,075	144,825
Taseko Mines, Ltd. (a)	108,786	144,792

BHFTII-62

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Tembec, Inc. (a)	32,111	$71,956
Teranga Gold Corp. (a)	122,593	78,358
Teranga Gold Corp. (Australian Listed Shares) (a)	26,882	16,466
TFI International, Inc.	25,364	592,211
Theratechnologies, Inc. (a)	11,600	53,645
Timmins Gold Corp. (a)	59,665	22,433
TMX Group, Ltd.	6,827	346,060
TORC Oil & Gas, Ltd.	42,724	219,427
Torex Gold Resources, Inc. (a)	16,690	329,069
Toromont Industries, Ltd.	22,483	786,656
Torstar Corp. - Class B	21,453	29,199
Total Energy Services, Inc.	13,248	132,495
TransAlta Corp.	62,449	367,223
TransAlta Renewables, Inc.	10,414	123,338
Transcontinental, Inc. - Class A	26,130	482,968
TransGlobe Energy Corp. (a)	36,372	57,709
Trevali Mining Corp. (a)	55,100	54,692
Trican Well Service, Ltd. (a) (d)	55,663	169,519
Trilogy Energy Corp. (a)	19,776	72,421
Trinidad Drilling, Ltd. (a)	68,873	119,117
Uni-Select, Inc.	13,271	352,969
Valener, Inc.	16,303	267,988
Vecima Networks, Inc.	2,500	19,288
Veresen, Inc.	76,138	841,620
Wajax Corp.	7,885	135,839
Wesdome Gold Mines, Ltd. (a)	38,107	115,194
West Fraser Timber Co., Ltd.	14,515	607,079
Western Energy Services Corp. (a)	17,973	31,896
Western Forest Products, Inc.	145,247	237,009
WestJet Airlines, Ltd.	861	14,762
Westshore Terminals Investment Corp.	23,388	465,351
Whitecap Resources, Inc.	27,350	212,860
Wi-Lan, Inc.	58,061	106,530
Winpak, Ltd.	9,102	363,437
Xtreme Drilling Corp. (a)	11,600	18,667
Yellow Pages, Ltd. (a)	6,975	44,477
ZCL Composites, Inc.	9,681	100,097
Zenith Capital Corp. (a) (b) (c)	12,830	781

		60,616,684

China—0.0%
Bund Center Investment, Ltd.	138,000	76,951
China Chuanglian Education Group, Ltd. (a)	336,000	5,706
China Ludao Technology Co., Ltd. (a)	56,000	11,170
New Sports Group, Ltd. (a)	2,230,000	19,823

		113,650

Denmark—2.0%
ALK-Abello A/S	1,596	230,044
Alm Brand A/S	37,876	306,614
Ambu A/S - Class B	9,548	411,355
Bakkafrost P/F	8,908	275,590
Bang & Olufsen A/S (a)	9,221	127,394
Bavarian Nordic A/S (a)	10,666	540,665
Brodrene Hartmann A/S	663	29,823
D/S Norden A/S (a) (d)	5,328	107,739

Denmark—(Continued)
DFDS A/S	11,185	615,717
FLSmidth & Co. A/S	19,649	1,050,438
GN Store Nord A/S	52,383	1,224,472
Gronlandsbanken A/S	17	1,433
H+H International A/S - Class B (a)	1,737	23,947
Harboes Bryggeri A/S - Class B	1,454	27,205
IC Group A/S	3,209	75,714
Jeudan A/S (a)	201	19,082
Jyske Bank A/S	14,672	741,712
Matas A/S	972	13,809
NKT Holding A/S	6,820	500,622
NNIT A/S	717	19,268
Nordjyske Bank A/S	185	3,051
Parken Sport & Entertainment A/S (a)	2,351	29,129
PER Aarsleff Holding A/S	9,110	218,042
Ringkjoebing Landbobank A/S	2,122	470,084
Rockwool International A/S - B Shares	3,162	561,782
Royal Unibrew A/S	15,546	655,034
RTX A/S	2,568	70,296
Santa Fe Group A/S (a)	7,121	59,222
Schouw & Co. AB	6,963	638,469
SimCorp A/S	16,061	967,447
Solar A/S - B Shares	3,066	169,371
Spar Nord Bank A/S	32,428	358,973
Sydbank A/S	26,018	901,941
TDC A/S	141,824	730,582
TK Development A/S (a) (d)	44,643	77,469
Topdanmark A/S (a)	27,627	700,409
Tryg A/S	18,564	336,802
United International Enterprises	1,090	196,778
Vestjysk Bank A/S (a)	3,300	6,294
William Demant Holding A/S (a)	13,600	284,206
Zealand Pharma A/S (a) (d)	3,880	62,558

		13,840,582

Finland—2.8%
Ahlstrom Oyj	11,406	165,729
Aktia Bank Oyj	3,139	32,768
Alma Media Oyj	22,695	126,309
Amer Sports Oyj (a)	47,651	1,077,374
Apetit Oyj	1,205	17,263
Aspo Oyj	8,414	79,551
Atria Oyj	2,604	28,945
BasWare Oyj (a)	3,525	127,156
Bittium Oyj	4,041	27,073
Cargotec Oyj - B Shares	12,591	622,977
Caverion Corp. (a) (d)	40,680	320,294
Citycon Oyj	146,997	348,158
Cramo Oyj	9,503	216,744
Elisa Oyj	30,080	1,064,504
F-Secure Oyj	35,820	128,860
Finnair Oyj	24,728	124,146
Fiskars Oyj Abp	17,515	361,937
HKScan Oyj - A Shares	6,704	24,889
Huhtamaki Oyj	37,559	1,337,361
Ilkka-Yhtyma Oyj	2,976	9,270

BHFTII-63

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Finland—(Continued)
Kemira Oyj	41,153	$505,332
Kesko Oyj - A Shares	933	44,034
Kesko Oyj - B Shares (d)	24,862	1,185,659
Konecranes Oyj (d)	16,662	591,583
Lassila & Tikanoja Oyj	14,630	287,151
Lemminkainen Oyj	5,098	99,959
Metsa Board Oyj	110,343	681,474
Metso Oyj (d)	25,057	757,937
Munksjo Oyj (a)	6,311	93,854
Nokian Renkaat Oyj	40,917	1,708,488
Olvi Oyj - A Shares	6,303	181,887
Oriola-KD Oyj - B Shares	61,632	261,018
Orion Oyj - Class A	12,582	653,455
Orion Oyj - Class B	30,210	1,575,018
Outokumpu Oyj	102,277	997,324
Outotec Oyj (a)	52,402	317,818
Ponsse Oyj	3,208	75,031
Poyry Oyj (a)	14,295	47,465
Raisio Oyj - V Shares	58,833	211,627
Ramirent Oyj	37,284	300,784
Rapala VMC Oyj	8,902	41,185
Sanoma Oyj	31,912	266,860
Sponda Oyj	44,426	185,784
Stockmann Oyj Abp - B Shares (a)	11,956	92,299
Talvivaara Mining Co. plc (a) (b) (c)	286,881	1,745
Technopolis Oyj	66,184	213,694
Teleste Oyj	772	7,172
Tieto Oyj	21,736	592,370
Tikkurila Oyj	14,683	297,450
Uponor Oyj	19,661	348,751
Vaisala Oyj - A Shares	4,116	153,709
Valmet Oyj	12,429	193,160
YIT Oyj	33,084	223,547

		19,435,932

France—4.8%
ABC Arbitrage	7,498	54,154
Actia Group	5,737	55,141
Air France-KLM (a)	50,893	385,864
Akka Technologies S.A.	3,864	176,549
Albioma S.A.	13,155	232,487
Altamir Amboise	9,152	142,586
Alten S.A.	9,511	729,795
Altran Technologies S.A. (a)	62,318	1,050,182
APRIL S.A.	9,077	115,829
Assystem	5,619	196,663
Aubay	1,785	54,514
Axway Software S.A.	2,132	71,799
Bastide le Confort Medical	590	19,468
Beneteau S.A.	15,076	197,912
BioMerieux	4,066	688,164
Boiron S.A.	2,586	236,426
Bonduelle SCA	6,712	211,378
Burelle S.A.	174	217,732
Catering International Services	541	10,898
Cegedim S.A. (a)	2,643	74,725

France—(Continued)
CGG S.A. (a)	3,847	27,149
Chargeurs S.A.	7,816	178,251
Cie des Alpes	3,241	67,181
Coface S.A. (a)	2,022	15,226
Derichebourg S.A.	31,305	156,250
Devoteam S.A.	3,889	264,706
Edenred	44,518	1,052,485
Electricite de Strasbourg S.A.	88	10,655
Elior Group (d)	19,633	445,086
Elis S.A.	6,943	136,434
Eramet (a)	1,499	64,244
Esso S.A. Francaise (a)	1,341	59,584
Euler Hermes Group	2,457	225,889
Eutelsat Communications S.A.	3,630	81,155
Exel Industries - A Shares	618	52,948
Faurecia	25,665	1,220,161
Fleury Michon S.A.	461	29,726
Gaztransport Et Technigaz S.A.	5,461	205,595
GEA	165	15,490
GL Events	3,794	88,276
Groupe Crit	1,062	82,571
Groupe Fnac S.A. (a)	5,410	388,513
Groupe Fnac S.A. (a)	3,721	268,755
Groupe Gorge (a)	1,266	29,882
Groupe Open	722	18,487
Guerbet	2,188	185,558
Haulotte Group S.A.	5,337	77,651
Havas S.A.	18,291	163,046
HERIGE SADCS (a)	235	7,766
HiPay Group S.A. (a)	1,527	20,689
ID Logistics Group (a)	428	60,803
Imerys S.A.	3,235	274,609
Interparfums S.A.	4,802	159,351
Ipsen S.A.	13,044	1,306,084
IPSOS	12,134	376,692
Jacquet Metal Service	7,386	178,125
Korian S.A.	22,136	670,473
Lagardere SCA	36,064	1,062,260
Lanson-BCC	15	480
Laurent-Perrier	1,367	100,785
Le Belier	299	13,773
Le Noble Age	1,488	68,234
Lectra	8,150	181,531
Linedata Services	855	45,819
LISI	8,732	315,748
Maisons France Confort S.A.	1,526	87,940
Manitou BF S.A.	4,534	118,533
Manutan International	589	43,708
Mersen	8,985	242,519
METabolic EXplorer S.A. (a)	6,035	15,483
Metropole Television S.A.	15,772	351,747
MGI Coutier	3,301	114,575
Mr. Bricolage	601	7,655
Naturex (a)	2,045	179,723
Neopost S.A.	12,528	481,022
Nexans S.A. (a)	10,974	569,289
Nexity S.A.	12,502	614,688

BHFTII-64

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

France—(Continued)
NRJ Group (a)	11,923	$134,338
Oeneo S.A.	4,362	39,962
Onxeo S.A. (a) (d)	3,499	10,379
Onxeo S.A. (a)	4,566	13,478
Orpea	11,098	1,066,115
Parrot S.A. (a) (d)	2,647	25,151
PCAS	614	8,978
Pierre & Vacances S.A. (a)	2,817	129,570
Plastic Omnium S.A.	30,265	1,103,568
Plastivaloire	197	32,897
Rallye S.A.	8,372	169,525
Rexel S.A.	55,587	1,010,802
Robertet S.A.	14	5,221
Rothschild & Co.	488	13,986
Rubis SCA	16,886	1,655,542
Samse S.A.	107	16,983
Sartorius Stedim Biotech	7,221	486,302
Savencia S.A.	3,042	253,264
Seche Environnement S.A.	1,555	45,818
Sequana S.A. (a)	10,224	15,167
SES-imagotag S.A. (a)	715	23,410
Societe des Bains de Mer et du Cercle des Etrangers a Monaco (a)	16	564
Societe Marseillaise du Tunnel Prado-Carenage S.A.	293	7,138
Societe pour l’Informatique Industrielle	713	15,110
Societe Television Francaise 1	48,852	582,673
SOITEC (a) (d)	5,935	250,868
Solocal Group (a)	140,462	149,771
Somfy S.A.	329	143,926
Sopra Steria Group	5,251	748,431
SPIE S.A.	11,799	284,667
Ste Industrielle d’Aviation Latecoere S.A. (a)	26,469	114,327
STEF S.A.	1,145	98,644
Sword Group	3,419	114,901
Synergie S.A.	4,031	159,286
Tarkett S.A.	3,785	163,565
Technicolor S.A.	88,305	406,880
Teleperformance SE	18,986	2,051,415
Tessi S.A.	727	106,045
TFF Group	308	41,687
Thermador Groupe	1,043	100,139
Total Gabon	324	50,139
Touax S.A. (a)	1,706	20,675
Trigano S.A.	3,132	301,567
UBISOFT Entertainment S.A. (a)	41,482	1,771,508
Union Financiere de France BQE S.A.	1,257	36,839
Vallourec S.A. (a) (d)	64,313	427,780
Valneva SE (a) (d)	15,386	41,198
Vetoquinol S.A.	1,341	75,545
Vicat S.A.	5,373	381,313
VIEL & Cie S.A.	4,205	24,418
Vilmorin & Cie S.A.	2,684	184,885
Virbac S.A. (a)	1,270	199,004
Vranken-Pommery Monopole S.A.	958	22,382

		33,541,070

Germany—6.2%
Aareal Bank AG	29,527	1,142,661
Adler Modemaerkte AG	2,828	15,749
ADLER Real Estate AG (a) (d)	3,954	58,988
ADVA Optical Networking SE (a)	13,833	155,695
AIXTRON SE (a) (d)	30,799	114,449
Allgeier SE	2,942	61,589
Amadeus Fire AG	2,107	171,197
Aurubis AG	14,317	959,732
Axel Springer SE	10,274	567,629
Basler AG	236	18,463
Bauer AG	4,696	71,425
BayWa AG	5,731	188,907
BayWa AG	305	10,285
Bechtle AG	8,305	901,482
Bertrandt AG	1,677	163,078
Bijou Brigitte AG	1,603	99,194
Bilfinger SE (a) (d)	3,381	130,223
Biotest AG	4,221	115,118
Borussia Dortmund GmbH & Co. KGaA (Xetra Exchange)	30,779	187,168
CANCOM SE	7,164	404,315
Carl Zeiss Meditec AG	9,550	407,299
CENIT AG	5,012	112,018
CENTROTEC Sustainable AG	3,158	60,643
Cewe Stiftung & Co. KGaA	2,939	257,584
Clere AG (a) (d)	1,425	23,723
Comdirect Bank AG	13,399	134,802
CompuGroup Medical SE	8,932	397,872
Constantin Medien AG (a)	15,941	30,713
CropEnergies AG	9,235	88,695
CTS Eventim AG & Co. KGaA	17,775	687,618
Data Modul AG	138	9,422
Delticom AG	1,562	29,123
Deutsche Beteiligungs AG	2,815	95,669
Deutsche Euroshop AG	6,674	272,876
Deutsche Pfandbriefbank AG	10,699	133,062
Deutz AG	35,346	244,021
Dialog Semiconductor plc (a)	22,851	1,167,398
DIC Asset AG	7,859	77,971
DMG Mori AG	12,734	622,588
Dr. Hoenle AG	2,084	72,793
Draegerwerk AG & Co. KGaA	1,062	82,705
Drillisch AG (d)	17,268	877,467
Duerr AG	8,529	761,213
Eckert & Ziegler AG	1,629	46,686
Elmos Semiconductor AG	7,336	175,382
ElringKlinger AG (d)	11,206	217,846
Euromicron AG (a)	2,048	16,013
Evotec AG (a)	24,706	241,134
Fielmann AG	2,497	192,997
Francotyp-Postalia Holding AG	3,300	18,612
Fraport AG Frankfurt Airport Services Worldwide	3,441	243,540
Freenet AG	51,967	1,690,315
FUCHS Petrolub SE	4,292	182,220
Gerresheimer AG	9,821	777,985
Gerry Weber International AG (d)	9,842	127,043
Gesco AG	4,563	121,583

BHFTII-65

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
GFT Technologies SE (d)	5,932	$113,020
Grammer AG	7,596	466,208
GRENKE AG	1,704	300,735
H&R AG GmbH & Co. KGaA (a)	4,113	66,321
Hamburger Hafen und Logistik AG	8,624	161,415
Heidelberger Druckmaschinen AG (a)	100,140	249,796
Hella KGaA Hueck & Co.	2,951	130,693
HolidayCheck Group AG (a)	1,815	4,950
Hornbach Baumarkt AG	1,543	48,133
Hugo Boss AG	9,989	727,943
Indus Holding AG	13,812	892,565
Isra Vision AG	2,083	271,102
Jenoptik AG	19,047	472,064
K&S AG (d)	19,765	459,449
KION Group AG	12,333	806,027
Kloeckner & Co. SE (a)	38,909	420,685
Koenig & Bauer AG (a)	4,373	274,188
Kontron AG (a) (d)	21,842	69,948
Krones AG	5,091	571,078
KSB AG	103	42,331
KWS Saat SE	949	294,581
LANXESS AG	27,203	1,825,756
LEG Immobilien AG (a)	15,885	1,302,199
Leifheit AG	945	67,870
Leoni AG	12,471	640,998
LPKF Laser & Electronics AG (a) (d)	5,852	51,203
Manz AG (a) (d)	1,272	53,254
Medigene AG (a)	3,423	41,446
MLP AG	20,985	121,087
MTU Aero Engines AG	14,899	1,938,304
Nemetschek SE	11,851	711,222
Nexus AG	2,764	59,584
Nordex SE (a) (d)	23,261	324,826
Norma Group SE	10,781	510,019
OHB SE	2,315	50,875
OSRAM Licht AG	21,899	1,372,922
Paragon AG	137	7,128
Patrizia Immobilien AG (a)	17,552	310,821
Pfeiffer Vacuum Technology AG	3,596	453,057
PNE Wind AG (d)	24,548	67,224
Progress-Werk Oberkirch AG	822	38,168
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	2,118	28,748
Puma SE	549	171,136
PVA TePla AG (a)	3,358	8,243
QSC AG	26,632	44,122
R Stahl AG	1,594	50,169
Rational AG	795	370,531
Rheinmetall AG	12,940	1,085,826
Rhoen Klinikum AG	19,629	535,441
RIB Software AG	8,127	107,507
SAF-Holland S.A.	29,975	500,272
Salzgitter AG	12,083	436,911
Schaltbau Holding AG (d)	2,118	74,545
SHW AG	2,013	69,342
Siltronic AG (a)	2,093	139,417
Sixt SE (d)	8,854	456,100

Germany—(Continued)
SMA Solar Technology AG (d)	3,992	100,881
SMT Scharf AG (a)	831	12,154
Softing AG	1,971	21,027
Software AG	20,357	805,187
Solarworld AG (a)	348	1,337
Stabilus S.A.	3,005	193,419
Stada Arzneimittel AG	19,797	1,209,631
Stroeer SE & Co. KGaA (d)	8,451	470,400
Suedzucker AG	26,310	659,754
Surteco SE	1,501	37,149
Suss Microtec AG (a)	6,216	57,687
TAG Immobilien AG	39,448	530,875
Takkt AG	11,656	270,452
Technotrans AG	3,008	88,593
Tele Columbus AG (a)	1,323	11,288
TLG Immobilien AG	6,129	119,439
Tom Tailor Holding AG (a)	6,389	60,152
Traffic Systems SE (d)	1,794	27,669
VERBIO Vereinigte BioEnergie AG	4,145	46,872
Vossloh AG (a)	4,905	311,607
VTG AG	5,188	168,521
Wacker Chemie AG	2,424	249,612
Wacker Neuson SE	10,071	225,877
Washtec AG	3,397	206,201
XING AG	1,097	226,914
Zeal Network SE	1,934	54,675

		43,272,856

Hong Kong—3.3%
Agritrade Resources, Ltd.	135,000	23,282
Alco Holdings, Ltd.	136,000	37,309
Allan International Holdings	20,000	5,404
Allied Group, Ltd.	22,000	147,185
Allied Properties HK, Ltd.	1,406,024	360,022
Anxian Yuan China Holdings, Ltd. (a)	420,000	4,431
Apac Resources, Ltd. (a)	472,173	7,224
Applied Development Holdings, Ltd. (a)	250,000	21,227
APT Satellite Holdings, Ltd.	164,250	87,690
Arts Optical International Holdings, Ltd.	16,000	6,115
Asia Financial Holdings, Ltd.	278,000	152,004
Asia Satellite Telecommunications Holdings, Ltd. (a)	58,500	72,257
Asia Standard International Group, Ltd.	370,000	89,499
Associated International Hotels, Ltd.	14,000	40,533
Auto Italia Holdings (a)	175,000	2,632
BeijingWest Industries International, Ltd. (a)	41,200	9,062
Bel Global Resources Holdings, Ltd. (a) (b) (c)	520,000	0
BEP International Holdings, Ltd.	2,160,000	119,462
Bonjour Holdings, Ltd.	615,000	31,646
Bossini International Holdings, Ltd.	302,000	18,461
Bright Smart Securities & Commodities Group, Ltd.	96,000	31,737
Brightoil Petroleum Holdings, Ltd. (a)	664,000	190,521
Brockman Mining, Ltd. (a)	2,516,770	51,829
Burwill Holdings, Ltd. (a)	1,566,000	32,254
Cafe de Coral Holdings, Ltd.	134,000	438,901
Cash Financial Services Group, Ltd. (a) (b)	288,000	12,785

BHFTII-66

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Century City International Holdings, Ltd.	616,000	$45,974
CGN Mining Co., Ltd. (a)	145,000	14,175
Champion Technology Holdings, Ltd. (a)	1,233,093	19,350
Chen Hsong Holdings	150,000	40,526
Cheuk Nang Holdings, Ltd.	94,214	63,625
Chevalier International Holdings, Ltd.	75,139	120,125
China Billion Resources, Ltd. (a)	238,000	857
China Display Optoelectronics Technology Holdings, Ltd. (a)	136,000	17,497
China Energy Development Holdings, Ltd. (a)	3,670,000	36,830
China Flavors & Fragrances Co., Ltd.	71,446	18,479
China Healthcare Enterprise Group, Ltd. (a)	160,000	2,142
China LNG Group, Ltd.	1,840,000	41,196
China Metal International Holdings, Inc.	198,000	62,161
China Motor Bus Co., Ltd.	1,200	16,832
China Solar Energy Holdings, Ltd. (a) (b) (c)	162,000	704
China Star Entertainment, Ltd. (a)	126,000	5,837
China Strategic Holdings, Ltd. (a)	3,402,500	63,917
China Ting Group Holdings, Ltd.	318,550	20,290
Chinese Estates Holdings, Ltd.	29,000	44,704
Chinney Investment, Ltd.	8,000	2,840
Chong Hing Bank, Ltd.	7,000	15,299
Chow Sang Sang Holdings International, Ltd.	119,000	280,178
Chuang’s China Investments, Ltd.	511,500	35,526
Chuang’s Consortium International, Ltd.	382,357	77,224
CITIC Telecom International Holdings, Ltd.	467,000	141,202
CK Life Sciences International Holdings, Inc.	1,594,000	135,295
CNQC International Holdings, Ltd.	82,500	28,236
CNT Group, Ltd.	246,000	18,995
Common Splendor International Health Industry Group, Ltd. (a)	342,000	29,921
Continental Holdings, Ltd. (a)	220,000	3,685
Convoy Global Holdings, Ltd. (a)	1,314,000	34,658
CP Lotus Corp. (a)	1,750,000	29,274
Crocodile Garments (a)	216,000	28,925
Cross-Harbour Holdings, Ltd. (The)	119,000	177,935
CSI Properties, Ltd.	3,194,023	145,914
Dah Sing Banking Group, Ltd.	172,671	340,333
Dah Sing Financial Holdings, Ltd.	66,260	504,683
Dickson Concepts International, Ltd.	131,000	46,691
Eagle Nice International Holdings, Ltd.	120,000	33,658
EcoGreen International Group, Ltd.	118,800	25,833
Emperor Capital Group, Ltd.	540,000	47,238
Emperor Entertainment Hotel, Ltd.	235,000	54,118
Emperor International Holdings, Ltd.	565,250	176,028
Emperor Watch & Jewellery, Ltd. (a)	1,520,000	67,462
ENM Holdings, Ltd. (a)	556,000	40,045
EPI Holdings, Ltd. (a)	586,800	21,143
Esprit Holdings, Ltd. (a)	833,950	698,743
eSun Holdings, Ltd. (a)	400,000	50,947
Fairwood Holdings, Ltd.	34,500	138,713
Far East Consortium International, Ltd.	621,269	287,775
Far East Holdings International, Ltd. (a)	150,000	14,672
First Pacific Co., Ltd.	74,000	53,682
Fountain SET Holdings, Ltd.	422,000	56,467
Future Bright Holdings, Ltd.	156,000	16,655
G-Resources Group, Ltd.	10,474,800	196,772

Hong Kong—(Continued)
GCL New Energy Holdings, Ltd. (a)	1,406,000	77,854
Get Nice Financial Group, Ltd.	64,350	7,700
Get Nice Holdings, Ltd.	2,574,000	89,409
Giordano International, Ltd.	536,000	291,016
Global Brands Group Holding, Ltd. (a)	896,000	95,679
Glorious Sun Enterprises, Ltd.	393,000	50,572
Gold Peak Industries Holdings, Ltd.	277,714	26,801
Golden Resources Development International, Ltd.	370,000	23,801
Good Resources Holdings, Ltd. (a)	420,000	22,426
Great Eagle Holdings, Ltd.	44,000	206,944
Guangnan Holdings, Ltd.	264,000	39,063
Guoco Group, Ltd.	3,000	34,745
Guotai Junan International Holdings, Ltd. (d)	571,600	185,285
Haitong International Securities Group, Ltd.	451,289	265,292
Hanison Construction Holdings, Ltd.	148,009	25,903
Hao Tian Development Group, Ltd. (a)	858,000	44,720
Harbour Centre Development, Ltd.	88,000	159,919
HKBN, Ltd.	203,500	227,531
HKR International, Ltd. (a)	332,800	177,697
Hon Kwok Land Investment Co., Ltd.	140,000	73,847
Hong Kong Aircraft Engineering Co., Ltd.	8,800	61,144
Hong Kong Ferry Holdings Co., Ltd.	22,000	25,222
Hong Kong Television Network, Ltd. (a)	165,000	30,548
Hongkong & Shanghai Hotels (The)	21,000	24,700
Hongkong Chinese, Ltd.	866,000	161,591
Hopewell Holdings, Ltd.	70,000	263,879
Hsin Chong Group Holdings, Ltd. (a)	918,000	41,334
Huarong Investment Stock Corp., Ltd. (a)	175,000	30,363
Hung Hing Printing Group, Ltd.	252,000	50,585
Hutchison Telecommunications Hong Kong Holdings, Ltd.	526,000	156,336
I-CABLE Communications, Ltd. (a)	177,000	14,146
Imagi International Holdings, Ltd. (a)	90,112	10,779
iOne Holdings, Ltd. (a)	960,000	28,651
IPE Group, Ltd.	285,000	82,168
IRC, Ltd. (a)	760,000	35,194
IT, Ltd.	250,000	108,458
ITC Properties Group, Ltd.	99,556	40,336
Jinhui Holdings Co., Ltd. (a)	70,000	9,093
Johnson Electric Holdings, Ltd.	106,875	319,019
K Wah International Holdings, Ltd.	478,045	317,339
Kader Holdings Co., Ltd.	264,000	25,489
Kam Hing International Holdings, Ltd.	196,000	13,364
Kantone Holdings, Ltd. (a)	93,000	7,654
Karrie International Holdings, Ltd.	140,000	16,585
Keck Seng Investments	72,000	58,911
Kerry Logistics Network, Ltd.	107,000	150,049
Kingmaker Footwear Holdings, Ltd.	102,000	29,392
Kowloon Development Co., Ltd.	159,000	164,877
KuangChi Science, Ltd. (a)	97,000	42,441
Kwan On Holdings, Ltd. (a)	50,000	10,166
L’sea Resources International Holdings, Ltd. (a)	360,000	5,188
Lai Sun Development Co., Ltd.	6,355,666	162,714
Lai Sun Garment International, Ltd.	498,800	122,518
Lam Soon Hong Kong, Ltd.	15,000	20,653
Landing International Development, Ltd. (a)	2,185,000	15,189
Landsea Green Properties Co., Ltd.	120,000	9,883

BHFTII-67

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Lifestyle International Holdings, Ltd.	181,500	$246,140
Lippo China Resources, Ltd.	2,106,000	65,283
Lippo, Ltd.	122,000	73,798
Lisi Group Holdings, Ltd.	562,000	45,565
Liu Chong Hing Investment, Ltd.	86,000	122,823
Luk Fook Holdings International, Ltd.	135,000	428,751
Luks Group Vietnam Holdings Co., Ltd.	68,000	23,976
Lung Kee Bermuda Holdings	116,000	49,536
Magnificent Hotel Investment, Ltd.	1,310,000	31,347
Man Sang International, Ltd. (a)	150,000	10,032
Man Wah Holdings, Ltd.	583,200	462,869
Mandarin Oriental International, Ltd.	7,700	10,010
Mason Financial Holdings, Ltd. (a)	5,445,000	79,080
Matrix Holdings, Ltd.	36,000	13,851
Melco International Development, Ltd.	140,000	247,096
Midland Holdings, Ltd. (a)	302,000	80,410
Midland IC&I, Ltd. (a)	1,510,000	9,906
Ming Fai International Holdings, Ltd.	145,000	19,751
Miramar Hotel & Investment	12,000	25,781
National Electronic Holdings, Ltd.	182,600	25,843
Neo-Neon Holdings, Ltd. (a)	322,500	42,306
NetMind Financial Holdings, Ltd. (a)	8,984,000	61,276
New Century Group Hong Kong, Ltd. (a)	912,000	16,430
New Times Energy Corp., Ltd. (a)	306,300	9,850
Newocean Energy Holdings, Ltd.	432,000	122,787
Next Digital, Ltd. (a)	414,000	19,175
Nine Express, Ltd. (a)	216,000	9,864
Noble Group, Ltd. (a)	2,264,400	314,055
O Luxe Holdings, Ltd. (a)	648,000	70,071
Orange Sky Golden Harvest Entertainment Holdings, Ltd. (a)	375,882	38,198
Orient Overseas International, Ltd.	45,000	240,322
Oriental Watch Holdings	271,600	62,532
Pacific Andes International Holdings, Ltd. (a) (b) (c)	1,819,984	6,417
Pacific Basin Shipping, Ltd. (a)	976,000	207,155
Pacific Textiles Holdings, Ltd.	187,000	206,922
Paliburg Holdings, Ltd.	328,000	110,666
Paradise Entertainment, Ltd. (a)	168,000	28,307
Pearl Oriental Oil, Ltd. (a)	404,000	14,034
Perfect Shape Beauty Technology, Ltd.	108,000	10,008
Pico Far East Holdings, Ltd.	424,000	170,779
Playmates Holdings, Ltd.	56,000	74,083
Playmates Toys, Ltd.	236,000	43,431
Polytec Asset Holdings, Ltd.	565,000	45,812
Public Financial Holdings, Ltd.	166,000	76,673
PYI Corp., Ltd. (a)	2,140,366	45,680
Regal Hotels International Holdings, Ltd.	402,000	223,455
Rentian Technology Holdings, Ltd. (a)	180,000	10,656
Rivera Holdings, Ltd.	20,000	1,724
Sa Sa International Holdings, Ltd.	343,199	135,130
SAS Dragon Holdings, Ltd.	140,000	35,839
SEA Holdings, Ltd. (b)	94,000	213,364
SEEC Media Group, Ltd. (a)	860,000	13,835
Shenwan Hongyuan HK, Ltd.	172,500	73,602
Shun Ho Property Investments, Ltd.	21,615	8,205
Shun Tak Holdings, Ltd. (a)	701,500	248,137

Hong Kong—(Continued)
Silver Base Group Holdings, Ltd. (a)	633,000	42,338
Sincere Watch Hong Kong, Ltd. (a)	250,000	6,080
Sing Tao News Corp., Ltd.	276,000	35,863
Singamas Container Holdings, Ltd. (a)	786,000	128,463
SIS International Holdings	16,000	8,441
SITC International Holdings Co., Ltd.	223,000	153,220
Sitoy Group Holdings, Ltd.	111,000	22,845
Skyway Securities Group, Ltd. (a)	750,000	32,321
SmarTone Telecommunications Holdings, Ltd.	142,388	183,571
SOCAM Development, Ltd. (a)	179,876	52,766
Solomon Systech International, Ltd. (a)	920,000	47,951
Soundwill Holdings, Ltd.	41,500	90,793
South China Holdings Co., Ltd. (a)	1,240,000	50,233
Stella International Holdings, Ltd.	161,500	266,843
Stelux Holdings International, Ltd. (a)	260,500	17,745
Styland Holdings, Ltd.	460,000	11,827
Success Universe Group, Ltd. (a)	240,000	6,734
Sun Hing Vision Group Holdings, Ltd.	42,000	15,240
Sun Hung Kai & Co., Ltd.	302,440	198,440
Sunwah Kingsway Capital Holdings, Ltd.	310,000	5,184
TAI Cheung Holdings, Ltd.	218,000	198,245
Talent Property Group, Ltd. (a)	420,000	7,783
Tan Chong International, Ltd.	63,000	19,131
Tao Heung Holdings, Ltd.	204,000	58,796
Television Broadcasts, Ltd.	123,500	498,873
Texwinca Holdings, Ltd.	300,000	201,871
Titan Petrochemicals Group, Ltd. (a)	1,000,000	14,153
Tom Group, Ltd. (a)	118,000	27,619
Town Health International Medical Group, Ltd.	230,000	36,697
Tradelink Electronic Commerce, Ltd.	256,000	53,369
Transport International Holdings, Ltd.	132,000	403,226
Trinity, Ltd. (a)	466,000	34,170
TSC Group Holdings, Ltd. (a)	216,000	25,025
Tsui Wah Holdings, Ltd.	40,000	6,484
United Laboratories International Holdings, Ltd. (The) (a)	241,000	157,212
Universal Technologies Holdings, Ltd. (a)	120,000	4,091
Up Energy Development Group, Ltd. (a) (b) (c)	92,000	573
Upbest Group, Ltd.	16,000	2,368
Value Convergence Holdings, Ltd. (a)	104,000	20,072
Valuetronics Holdings, Ltd.	48,900	26,044
Varitronix International, Ltd.	137,000	61,525
Vedan International Holdings, Ltd.	296,000	37,316
Victory City International Holdings, Ltd.	839,449	29,161
Vitasoy International Holdings, Ltd.	358,000	711,293
VS International Group, Ltd. (a)	160,000	6,482
VST Holdings, Ltd.	487,200	171,120
VTech Holdings, Ltd.	42,500	508,079
Wai Kee Holdings, Ltd.	54,000	22,091
Win Hanverky Holdings, Ltd.	332,000	49,111
Winfull Group Holdings, Ltd. (a)	528,000	12,633
Wing On Co. International, Ltd.	46,000	149,139
Wing Tai Properties, Ltd.	280,000	197,041
Wonderful Sky Financial Group Holdings, Ltd.	44,000	11,889
Xinyi Glass Holdings, Ltd.	826,000	728,173
Yat Sing Holdings, Ltd. (a)	160,000	121,248
Yeebo International Holdings, Ltd.	158,000	79,691

BHFTII-68

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
YGM Trading, Ltd.	46,000	$46,200
Yugang International, Ltd.	1,466,000	31,711

		22,706,851

Ireland—0.8%
C&C Group plc	144,358	559,751
FBD Holdings plc (a)	10,350	89,100
Glanbia plc	37,294	720,304
Greencore Group plc	365,753	1,126,555
IFG Group plc	44,002	79,332
Independent News & Media plc (a)	35,056	4,632
Irish Continental Group plc	22,664	119,680
Kingspan Group plc	44,238	1,411,304
Smurfit Kappa Group plc	13,745	363,099
Tarsus Group plc	6,119	21,833
UDG Healthcare plc	104,367	917,996

		5,413,586

Isle of Man—0.1%
GVC Holdings plc	61,038	560,953
Paysafe Group plc (a)	64,941	380,903

		941,856

Israel—0.9%
ADO Group, Ltd. (a)	4,040	51,391
Africa Israel Investments, Ltd. (a)	64,935	9,391
Africa Israel Properties, Ltd. (a)	4,653	93,732
Africa Israel Residences, Ltd.	880	18,474
Airport City, Ltd. (a)	25,014	321,454
Allot Communications, Ltd. (a)	10,216	48,929
Alrov Properties and Lodgings, Ltd.	5,057	119,250
Amot Investments, Ltd.	25,066	120,925
Ashtrom Properties, Ltd.	6,725	27,406
AudioCodes, Ltd. (a)	5,709	40,198
Avgol Industries 1953, Ltd.	9,099	11,510
Azorim-Investment Development & Construction Co., Ltd. (a)	23,712	24,999
Bayside Land Corp.	205	95,149
Big Shopping Centers, Ltd.	1,031	73,029
BioLine RX, Ltd. (a)	2,565	2,736
Blue Square Real Estate, Ltd.	767	35,983
Cellcom Israel, Ltd. (a)	13,058	135,338
Ceragon Networks, Ltd. (a)	14,799	48,830
Clal Biotechnology Industries, Ltd. (a)	17,579	15,286
Clal Insurance Enterprises Holdings, Ltd. (a)	7,114	111,739
Cohen Development & Industrial Buildings, Ltd. (a)	305	8,762
Compugen, Ltd. (a)	14,846	62,863
Delek Automotive Systems, Ltd.	10,535	95,897
Delta-Galil Industries, Ltd.	4,030	109,688
Direct Insurance Financial Investments, Ltd.	5,783	52,851
El Al Israel Airlines	54,306	39,996
Electra Consumer Products 1970, Ltd.	1,236	25,506
Electra, Ltd.	652	129,609
Elron Electronic Industries, Ltd.	7,585	38,354

Israel—(Continued)
Energix-Renewable Energies, Ltd.	13,559	9,429
Equital, Ltd. (a)	550	12,779
Evogene, Ltd. (a)	5,090	27,120
First International Bank of Israel, Ltd.	8,900	144,737
FMS Enterprises Migun, Ltd.	910	30,873
Formula Systems 1985, Ltd.	2,591	103,355
Fox Wizel, Ltd.	1,475	29,740
Gilat Satellite Networks, Ltd. (a)	7,707	38,573
Hadera Paper, Ltd. (a)	1,104	49,094
Hamlet Israel-Canada, Ltd.	203	3,279
Harel Insurance Investments & Financial Services, Ltd.	43,597	229,706
Hilan, Ltd.	2,216	39,132
IDI Insurance Co., Ltd.	630	31,284
Industrial Buildings Corp., Ltd. (a)	39,465	52,797
Israel Discount Bank, Ltd. - Class A (a)	134,749	316,387
Israel Land Development Co., Ltd. (The)	3,950	32,696
Jerusalem Oil Exploration (a)	4,736	241,250
Kamada, Ltd. (a)	11,729	81,538
Kerur Holdings, Ltd.	931	28,868
Maabarot Products, Ltd.	3,435	66,039
Magic Software Enterprises, Ltd.	9,462	73,634
Matrix IT, Ltd.	14,215	134,498
Maytronics, Ltd.	7,834	32,140
Mazor Robotics, Ltd. (a)	11,491	171,312
Meitav DS Investments, Ltd.	5,193	22,086
Melisron, Ltd.	4,351	242,834
Menora Mivtachim Holdings, Ltd. (a)	11,310	126,547
Migdal Insurance & Financial Holding, Ltd.	55,471	53,608
Mivtach Shamir Holdings, Ltd. (a)	1,401	30,852
Naphtha Israel Petroleum Corp., Ltd. (a)	14,775	104,259
Neto ME Holdings, Ltd.	963	90,668
Nova Measuring Instruments, Ltd. (a)	9,293	166,616
Oil Refineries, Ltd.	418,554	165,527
Ormat Technologies, Inc.	1	32
Partner Communications Co., Ltd. (a)	21,648	113,816
Paz Oil Co., Ltd.	1,481	244,947
Perion Network, Ltd. (a)	3,246	5,576
Phoenix Holdings, Ltd. (The) (a)	20,176	80,762
Plasson Industries, Ltd.	1,729	53,814
Rami Levi Chain Stores Hashikma Marketing, Ltd.	1,803	76,643
Sapiens International Corp. NV	6,702	87,744
Scope Metals Group, Ltd.	646	17,105
Shapir Engineering & Industry, Ltd.	13,184	36,340
Shikun & Binui, Ltd.	73,332	177,484
Shufersal, Ltd.	23,137	111,996
Space Communication, Ltd. (a)	2,951	19,462
Strauss Group, Ltd.	6,965	119,122
Summit Real Estate Holdings, Ltd. (a)	2,798	18,738
Tadiran Holdings, Ltd.	568	14,469
Tower Semiconductor, Ltd. (a)	13,157	304,099
Tower Semiconductor, Ltd. (U.S. Listed Shares) (a)	1,303	30,034
Union Bank of Israel (a)	7,545	32,403

		6,497,118

BHFTII-69

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy—3.9%
A2A S.p.A.	481,411	$728,241
ACEA S.p.A.	23,394	318,450
Aeffe S.p.A. (a)	11,359	17,292
Amplifon S.p.A.	36,377	437,918
Anima Holding S.p.A.	31,184	186,298
Ansaldo STS S.p.A.	39,015	512,188
Arnoldo Mondadori Editore S.p.A. (a)	63,913	124,978
Ascopiave S.p.A.	28,294	104,764
Astaldi S.p.A. (d)	20,559	137,296
Autogrill S.p.A.	44,414	441,087
Azimut Holding S.p.A.	40,582	706,981
Banca Carige S.p.A. (a)	156,432	44,462
Banca Finnat Euramerica S.p.A.	50,851	20,115
Banca Generali S.p.A.	19,591	512,051
Banca IFIS S.p.A.	7,714	295,683
Banca Mediolanum S.p.A.	39,203	287,111
Banca Popolare dell’Emilia Romagna SC	202,667	1,011,840
Banca Popolare dell’Etruria e del Lazio SC (a) (b) (c)	91,952	0
Banca Popolare di Sondrio Scarl	173,614	597,862
Banca Profilo S.p.A.	117,883	28,787
Banco BPM S.p.A.	390,373	1,147,912
Banco di Desio e della Brianza S.p.A.	20,306	51,947
BasicNet S.p.A.	13,493	52,137
Biesse S.p.A.	6,021	163,664
Brembo S.p.A.	9,033	668,290
Brunello Cucinelli S.p.A.	8,151	193,905
Buzzi Unicem S.p.A.	30,820	789,101
Cairo Communication S.p.A.	24,474	116,081
Caltagirone Editore S.p.A. (a)	6,273	5,574
Cementir Holding S.p.A.	25,697	138,709
Cerved Information Solutions S.p.A.	44,102	426,490
CIR-Compagnie Industriali Riunite S.p.A.	201,871	308,451
Credito Emiliano S.p.A.	44,882	307,494
Credito Valtellinese S.p.A.	46,326	174,423
d’ Amico International Shipping S.A. (a)	60,320	20,037
Danieli & C Officine Meccaniche S.p.A.	4,846	113,475
Datalogic S.p.A.	9,916	254,835
Davide Campari-Milano S.p.A.	106,679	1,237,062
De’Longhi S.p.A.	16,896	491,353
DeA Capital S.p.A.	18,071	30,224
DiaSorin S.p.A.	6,863	463,151
Ei Towers S.p.A.	7,035	395,510
El.En. S.p.A.	5,028	147,792
ERG S.p.A.	21,603	271,945
Esprinet S.p.A.	18,719	158,757
Eurotech S.p.A. (a)	13,076	21,538
Falck Renewables S.p.A.	34,815	41,376
Fincantieri S.p.A. (a)	79,520	60,019
FNM S.p.A.	55,327	32,699
Geox S.p.A.	42,620	107,212
Gruppo Editoriale L’Espresso S.p.A. (a)	75,580	67,447
Gruppo MutuiOnline S.p.A.	5,404	57,571
Hera S.p.A.	231,619	643,484
IMMSI S.p.A.	100,436	45,376
Industria Macchine Automatiche S.p.A.	5,461	444,510
Infrastrutture Wireless Italiane S.p.A.	27,392	144,415
Intek Group S.p.A. (a)	80,757	19,855

Italy—(Continued)
Interpump Group S.p.A.	28,206	655,967
Iren S.p.A.	231,134	479,661
Italgas S.p.A. (a)	41,417	181,386
Italmobiliare S.p.A.	4,262	237,420
Juventus Football Club S.p.A. (a)	147,435	75,653
La Doria S.p.A.	3,877	40,388
Maire Tecnimont S.p.A.	35,567	132,404
MARR S.p.A.	13,428	290,799
Mediaset S.p.A.	192,042	795,351
Moncler S.p.A.	23,859	522,550
Nice S.p.A.	9,890	34,817
Parmalat S.p.A.	10,144	33,184
Piaggio & C S.p.A.	71,430	142,269
Prelios S.p.A. (a)	54,976	5,513
Prima Industrie S.p.A.	1,853	47,818
Prysmian S.p.A.	56,467	1,492,722
Recordati S.p.A.	33,633	1,139,897
Reno de Medici S.p.A.	29,538	11,224
Reply S.p.A.	1,999	315,828
Retelit S.p.A. (a)	36,769	53,605
Sabaf S.p.A.	3,059	41,706
SAES Getters S.p.A.	1,416	25,812
Safilo Group S.p.A. (a)	10,142	72,058
Saipem S.p.A. (a)	747,418	339,275
Salini Impregilo S.p.A.	70,140	233,458
Salvatore Ferragamo S.p.A.	16,352	489,836
Saras S.p.A.	134,526	256,582
SAVE S.p.A.	5,376	116,059
Snaitech S.p.A. (a)	21,135	32,107
Societa Cattolica di Assicurazioni S.c.r.l.	63,558	509,211
Societa Iniziative Autostradali e Servizi S.p.A.	25,981	248,063
Sogefi S.p.A. (a)	24,822	97,670
SOL S.p.A.	11,001	112,557
Tamburi Investment Partners S.p.A.	14,397	71,040
Tiscali S.p.A. (a)	802,477	41,202
Tod’s S.p.A. (d)	3,954	309,401
Trevi Finanziaria Industriale S.p.A. (a)	31,414	31,569
TXT e-solutions S.p.A.	1,815	19,554
Uni Land S.p.A. (a) (b) (c)	4,937	0
Unione di Banche Italiane S.p.A.	6,735	25,700
Unipol Gruppo Finanziario S.p.A.	126,457	522,889
UnipolSai S.p.A.	34,177	75,399
Vittoria Assicurazioni S.p.A.	11,087	138,065
Yoox Net-A-Porter Group S.p.A. (a)	21,096	502,320
Zignago Vetro S.p.A.	11,476	87,902

		27,415,116

Japan—23.6%
A&A Material Corp.	12,000	13,819
A&D Co., Ltd.	3,000	12,167
A/S One Corp.	4,100	177,998
Achilles Corp.	6,500	98,295
Adastria Co., Ltd.	9,240	230,509
ADEKA Corp.	34,600	505,870
Advan Co., Ltd.	8,300	89,743
Advanex, Inc.	900	12,033

BHFTII-70

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Aeon Delight Co., Ltd.	3,900	$122,716
Aeon Fantasy Co., Ltd.	2,400	62,382
Aeon Hokkaido Corp.	2,600	14,164
AGORA Hospitality Group Co., Ltd. (a)	27,000	8,725
Agro-Kanesho Co., Ltd.	3,500	44,609
Ahresty Corp.	9,200	94,192
Ai Holdings Corp. (d)	12,200	290,313
Aica Kogyo Co., Ltd.	17,200	454,592
Aichi Bank, Ltd. (The)	2,600	144,571
Aichi Corp.	10,800	83,171
Aichi Steel Corp.	4,300	171,498
Aichi Tokei Denki Co., Ltd.	1,900	64,144
Aida Engineering, Ltd.	20,700	184,284
Ain Holdings, Inc.	2,300	155,419
Aiphone Co., Ltd.	5,900	95,561
Airport Facilities Co., Ltd.	7,500	37,988
Aisan Industry Co., Ltd.	10,400	87,754
Aizawa Securities Co., Ltd.	13,800	80,977
Akebono Brake Industry Co., Ltd. (a)	32,600	102,248
Akita Bank, Ltd. (The)	79,000	246,750
Alconix Corp.	3,200	53,072
Alinco, Inc.	5,800	50,289
Alpen Co., Ltd.	7,000	121,754
Alpha Corp.	2,200	39,599
Alpha Systems, Inc.	3,940	69,469
Alpine Electronics, Inc.	16,600	239,448
Alps Logistics Co., Ltd.	6,000	41,954
Altech Corp.	2,600	84,368
Amano Corp.	21,000	420,147
Amiyaki Tei Co., Ltd.	1,100	40,859
Amuse, Inc.	3,600	80,589
Anabuki Kosan, Inc.	400	9,948
Anest Iwata Corp.	10,400	94,929
Anicom Holdings, Inc. (a)	2,100	44,315
Anritsu Corp.	48,800	368,972
AOI Electronics Co., Ltd.	1,100	33,757
AOI TYO Holdings, Inc.	6,428	48,383
AOKI Holdings, Inc.	15,900	184,531
Aomori Bank, Ltd. (The)	69,000	237,340
Aoyama Trading Co., Ltd.	17,900	615,088
Arakawa Chemical Industries, Ltd.	6,600	121,134
Arata Corp.	4,200	114,420
Araya Industrial Co., Ltd.	26,000	50,909
Arcland Sakamoto Co., Ltd.	11,700	140,904
Arcs Co., Ltd.	13,364	320,107
Ardepro Co., Ltd.	15,000	19,712
Argo Graphics, Inc.	2,800	58,781
Ariake Japan Co., Ltd.	5,700	358,855
Arisawa Manufacturing Co., Ltd. (a)	14,300	100,666
Arrk Corp. (a)	22,600	20,731
Artnature, Inc.	5,000	33,515
Asahi Broadcasting Corp.	2,400	16,382
Asahi Co., Ltd.	4,500	52,461
Asahi Diamond Industrial Co., Ltd.	21,200	155,694
Asahi Holdings, Inc.	9,000	163,265
Asahi Kogyosha Co., Ltd.	2,200	62,725
Asahi Net, Inc.	5,000	22,256

Japan—(Continued)
Asahi Printing Co., Ltd.	200	4,839
ASAHI YUKIZAI Corp.	25,000	52,624
Asahipen Corp.	4,000	6,359
Asanuma Corp.	24,000	69,102
Asatsu-DK, Inc.	12,800	325,114
Asax Co., Ltd.	1,800	25,729
Ashimori Industry Co., Ltd.	24,000	34,321
ASKA Pharmaceutical Co., Ltd.	7,500	110,215
ASKUL Corp. (d)	2,700	79,328
Asunaro Aoki Construction Co., Ltd.	5,800	42,063
Ateam, Inc.	600	14,365
Atom Corp.	11,100	72,481
Atsugi Co., Ltd.	61,000	71,841
Autobacs Seven Co., Ltd.	22,700	337,263
Avex Group Holdings, Inc.	12,000	173,416
Awa Bank, Ltd. (The)	78,000	495,914
Axell Corp.	3,800	27,729
Axial Retailing, Inc.	5,100	194,604
Azbil Corp.	1,600	53,825
Bando Chemical Industries, Ltd.	15,400	136,972
Bank of Iwate, Ltd. (The)	6,800	288,520
Bank of Kochi, Ltd. (The)	16,000	18,869
Bank of Nagoya, Ltd. (The)	5,400	195,425
Bank of Okinawa, Ltd. (The)	9,160	351,487
Bank of Saga, Ltd. (The)	61,000	167,440
Bank of the Ryukyus, Ltd.	15,800	227,940
Belc Co., Ltd.	2,800	109,044
Belluna Co., Ltd.	21,900	164,118
Benefit One, Inc.	5,400	165,900
Best Denki Co., Ltd.	30,400	41,500
Bic Camera, Inc.	23,500	216,276
Biofermin Pharmaceutical Co., Ltd.	500	13,703
BML, Inc.	7,600	167,571
Bookoff Corp.	4,700	33,380
BP Castrol KK	2,600	39,231
Broadleaf Co., Ltd.	10,200	69,814
BRONCO BILLY Co., Ltd.	2,400	62,228
Bull-Dog Sauce Co., Ltd.	600	12,347
Bunka Shutter Co., Ltd.	19,000	147,109
C Uyemura & Co., Ltd.	2,800	152,369
CAC Holdings Corp.	6,200	59,903
Can Do Co., Ltd.	3,500	55,809
Canare Electric Co., Ltd.	800	15,986
Canon Electronics, Inc.	7,400	120,252
Capcom Co., Ltd.	14,000	273,862
Carlit Holdings Co., Ltd.	7,300	37,435
Cawachi, Ltd.	5,700	154,406
Central Glass Co., Ltd.	75,000	320,099
Central Security Patrols Co., Ltd.	3,300	50,379
Central Sports Co., Ltd.	2,600	81,926
Chiba Kogyo Bank, Ltd. (The)	16,000	88,644
Chilled & Frozen Logistics Holdings Co., Ltd.	2,800	37,998
CHIMNEY Co., Ltd.	1,400	34,034
Chino Corp.	2,700	29,994
Chiyoda Co., Ltd.	7,000	164,453
Chiyoda Corp.	6,000	38,783
Chiyoda Integre Co., Ltd.	5,300	113,492

BHFTII-71

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Chofu Seisakusho Co., Ltd.	5,700	$133,589
Chori Co., Ltd.	5,000	87,230
Chubu Shiryo Co., Ltd.	9,200	98,598
Chudenko Corp.	8,600	182,845
Chuetsu Pulp & Paper Co., Ltd.	35,000	72,391
Chugai Mining Co., Ltd. (a)	68,200	16,539
Chugai Ro Co., Ltd.	29,000	56,625
Chugoku Marine Paints, Ltd.	22,000	164,139
Chukyo Bank, Ltd. (The)	3,900	82,444
Chuo Gyorui Co., Ltd.	2,000	5,015
Chuo Spring Co., Ltd.	19,000	61,842
Ci:z Holdings Co., Ltd.	7,500	222,881
Citizen Watch Co., Ltd.	28,700	184,629
CKD Corp.	20,900	265,213
Clarion Co., Ltd.	34,000	140,529
Cleanup Corp.	7,300	53,870
CMIC Holdings Co., Ltd.	3,900	50,223
CMK Corp. (a)	21,400	137,375
Cocokara fine, Inc.	5,700	247,745
COLOPL, Inc. (d)	8,100	75,187
Colowide Co., Ltd. (d)	17,000	285,252
Computer Engineering & Consulting, Ltd.	5,200	99,817
Computer Institute of Japan, Ltd.	2,000	9,999
CONEXIO Corp.	7,900	121,296
COOKPAD, Inc. (d)	12,600	106,576
Corona Corp.	6,800	69,112
Cosel Co., Ltd.	9,900	134,819
Cosmo Energy Holdings Co., Ltd.	21,800	375,960
Cosmos Initia Co., Ltd.	3,500	13,120
Create Medic Co., Ltd.	1,800	15,741
Create Restaurants Holdings, Inc.	4,700	41,750
Create SD Holdings Co., Ltd.	8,300	197,732
Cresco, Ltd.	2,000	49,953
CROOZ, Inc. (a)	1,400	43,002
CTI Engineering Co., Ltd.	5,900	60,566
D.A. Consortium Holdings, Inc. (a)	7,600	93,778
Dai Nippon Toryo Co., Ltd.	47,000	104,803
Dai-Dan Co., Ltd.	12,000	114,347
Dai-ichi Seiko Co., Ltd.	3,100	49,028
Daibiru Corp.	19,800	174,280
Daido Kogyo Co., Ltd.	10,000	26,293
Daido Metal Co., Ltd.	11,200	98,794
Daido Steel Co., Ltd.	36,000	172,407
Daidoh, Ltd.	10,800	41,649
Daihatsu Diesel Manufacturing Co., Ltd.	9,000	55,834
Daihen Corp.	36,000	234,623
Daiho Corp.	25,000	124,642
Daiichi Jitsugyo Co., Ltd.	20,000	125,396
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	1,000	50,668
Daiichikosho Co., Ltd.	2,100	84,445
Daiken Corp.	4,800	89,090
Daiken Medical Co., Ltd.	4,400	31,612
Daiki Aluminium Industry Co., Ltd.	9,000	40,434
Daikoku Denki Co., Ltd.	2,700	40,419
Daikokutenbussan Co., Ltd.	1,900	86,066
Daikokuya Holdings Co., Ltd. (a)	21,000	13,602
Daikyo, Inc.	115,000	228,568

Japan—(Continued)
Daikyonishikawa Corp.	4,100	53,990
Dainichi Co., Ltd.	4,100	26,274
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	25,000	169,561
Daio Paper Corp.	25,300	323,273
Daisan Bank, Ltd. (The)	6,500	97,155
Daiseki Co., Ltd.	10,700	218,378
Daiseki Eco. Solution Co., Ltd.	2,400	27,062
Daishi Bank, Ltd. (The)	111,000	440,945
Daishinku Corp.	3,600	45,870
Daisue Construction Co., Ltd.	2,300	20,571
Daisyo Corp.	4,100	57,571
Daito Bank, Ltd. (The)	52,000	79,028
Daito Pharmaceutical Co., Ltd.	3,960	80,077
Daitron Co., Ltd.	800	8,800
Daiwa Industries, Ltd.	11,000	114,648
Daiwabo Holdings Co., Ltd.	73,000	215,705
DCM Holdings Co., Ltd.	37,900	349,928
Denka Co., Ltd.	24,000	124,975
Denki Kogyo Co., Ltd.	21,000	106,578
Denyo Co., Ltd.	4,800	72,712
Descente, Ltd.	13,700	162,928
Digital Arts, Inc.	500	13,698
Dip Corp.	4,800	104,935
DKK-Toa Corp.	2,200	11,205
DKS Co., Ltd.	18,000	69,121
DMG Mori Co., Ltd.	23,500	368,275
DMW Corp.	700	12,361
Doshisha Co., Ltd.	8,200	152,041
Doutor Nichires Holdings Co., Ltd.	11,500	225,297
DSB Co., Ltd.	5,300	29,563
DTS Corp.	6,600	164,930
Dunlop Sports Co., Ltd.	4,900	45,635
Duskin Co., Ltd.	14,900	325,529
DyDo Group Holdings, Inc.	2,700	126,392
Dynic Corp.	16,000	28,200
Eagle Industry Co., Ltd.	7,800	106,393
Earth Chemical Co., Ltd.	2,700	144,976
Ebara Jitsugyo Co., Ltd.	2,500	32,198
EDION Corp. (d)	28,900	265,765
eGuarantee, Inc.	1,200	26,428
Ehime Bank, Ltd. (The)	11,400	139,552
Eidai Co., Ltd.	14,000	66,289
Eighteenth Bank, Ltd. (The)	70,000	226,169
Eiken Chemical Co., Ltd.	4,600	127,433
Eizo Corp.	6,300	181,421
Elecom Co., Ltd.	5,100	97,389
Elematec Corp.	4,000	69,178
EM Systems Co., Ltd.	1,800	29,274
en-japan, Inc.	6,800	151,450
Endo Lighting Corp.	2,600	20,744
Enplas Corp.	3,400	94,400
Enshu, Ltd. (a)	23,000	19,008
EPS Holdings, Inc.	7,900	111,123
eRex Co., Ltd.	2,100	24,810
ESPEC Corp.	9,100	113,260
Excel Co., Ltd.	2,500	33,683

BHFTII-72

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Exedy Corp.	12,400	$355,070
F-Tech, Inc. (d)	3,600	45,909
F@N Communications, Inc.	9,600	71,761
Faith, Inc.	2,680	29,308
FALCO HOLDINGS Co., Ltd.	3,100	41,989
Fancl Corp.	5,300	76,246
FCC Co., Ltd.	12,600	252,138
FDK Corp. (a)	25,000	28,058
Feed One Co., Ltd.	57,180	101,692
Ferrotec Corp.	12,700	156,428
FIDEA Holdings Co., Ltd.	62,510	116,464
Fields Corp.	6,000	62,389
Financial Products Group Co., Ltd.	20,000	177,933
FINDEX, Inc. (d)	3,900	37,260
First Juken Co., Ltd.	3,400	46,600
Foster Electric Co., Ltd.	8,800	151,273
FP Corp.	3,100	144,358
France Bed Holdings Co., Ltd.	11,300	93,973
Freund Corp.	2,400	32,961
FTGroup Co., Ltd.	1,500	10,278
Fudo Tetra Corp.	60,300	104,121
Fuji Co., Ltd.	7,300	159,780
Fuji Corp., Ltd.	8,600	56,319
Fuji Kiko Co., Ltd.	7,600	37,824
Fuji Kosan Co., Ltd.	4,600	20,780
Fuji Kyuko Co., Ltd.	13,000	115,499
Fuji Oil Co., Ltd.	21,100	71,527
Fuji Oil Holdings, Inc.	21,300	499,799
Fuji Pharma Co., Ltd.	2,800	79,603
Fuji Seal International, Inc.	14,000	303,057
Fuji Soft, Inc.	7,300	186,515
Fujibo Holdings, Inc.	3,700	102,301
Fujicco Co., Ltd.	7,100	162,019
Fujikura Kasei Co., Ltd.	9,500	55,236
Fujikura Rubber, Ltd.	5,800	35,814
Fujikura, Ltd.	106,000	764,853
Fujimi, Inc.	7,000	140,746
Fujimori Kogyo Co., Ltd.	4,800	133,600
Fujisash Co., Ltd.	24,500	22,007
Fujishoji Co., Ltd.	1,300	13,226
Fujita Kanko, Inc.	8,000	25,049
Fujitec Co., Ltd.	21,000	230,765
Fujitsu Frontech, Ltd.	4,500	63,802
Fujitsu General, Ltd.	2,000	39,560
Fujiya Co., Ltd.	5,000	11,832
FuKoKu Co., Ltd.	5,100	41,882
Fukuda Corp.	8,000	73,060
Fukui Bank, Ltd. (The)	99,000	235,347
Fukui Computer Holdings, Inc.	600	14,081
Fukushima Bank, Ltd. (The)	112,000	94,661
Fukushima Industries Corp.	4,600	160,535
Fukuyama Transporting Co., Ltd.	53,000	318,952
FULLCAST Holdings Co., Ltd.	4,300	42,278
Fumakilla, Ltd.	5,000	38,784
Funai Electric Co., Ltd.	7,900	67,258
Funai Soken Holdings, Inc.	7,780	137,572
Furukawa Battery Co., Ltd. (The)	5,000	34,253

Japan—(Continued)
Furukawa Co., Ltd.	105,000	193,894
Furukawa Electric Co., Ltd.	8,100	291,689
Furuno Electric Co., Ltd.	10,500	67,867
Furusato Industries, Ltd.	4,600	69,771
Furuya Metal Co., Ltd.	1,700	30,471
Fuso Chemical Co., Ltd.	4,000	125,481
Fuso Pharmaceutical Industries, Ltd.	2,600	65,775
Futaba Corp.	10,200	180,302
Futaba Industrial Co., Ltd.	23,600	169,746
Future Corp.	8,400	66,528
Fuyo General Lease Co., Ltd.	8,000	359,725
G-Tekt Corp.	7,700	136,550
Gakken Holdings Co., Ltd.	2,300	63,725
GCA Corp.	4,900	41,716
Gecoss Corp.	6,400	62,423
Genki Sushi Co., Ltd.	1,600	31,738
Genky Stores, Inc.	1,200	74,188
Geo Holdings Corp.	12,300	135,205
GLOBERIDE, Inc.	3,500	58,244
Glory, Ltd.	5,700	187,250
GMO Click Holdings, Inc.	1,800	12,624
GMO internet, Inc.	20,400	241,877
GMO Payment Gateway, Inc. (d)	2,900	144,817
Godo Steel, Ltd.	4,100	64,210
Goldcrest Co., Ltd.	7,230	129,994
Grandy House Corp.	3,600	13,309
Gree, Inc.	26,400	166,803
GSI Creos Corp.	28,000	34,490
Gun-Ei Chemical Industry Co., Ltd.	2,400	78,569
Gunze, Ltd.	69,000	282,808
Gurunavi, Inc.	8,500	178,125
H-One Co., Ltd.	6,000	90,174
Hagihara Industries, Inc.	2,900	72,349
Hakudo Co., Ltd.	500	7,764
Hakuto Co., Ltd.	5,900	54,705
Hakuyosha Co., Ltd.	800	20,534
Hamakyorex Co., Ltd.	5,600	114,894
Hanwa Co., Ltd.	69,000	491,320
Happinet Corp.	5,000	77,366
Hard Off Corp. Co., Ltd.	3,700	37,137
Harima Chemicals Group, Inc.	7,100	49,993
Haruyama Holdings, Inc.	5,400	47,410
Hazama Ando Corp.	54,490	367,149
Heiwa Corp.	200	4,976
Heiwa Real Estate Co., Ltd.	14,400	204,009
Heiwado Co., Ltd.	11,200	272,309
HI-LEX Corp.	7,700	204,596
Hibiya Engineering, Ltd.	7,800	114,667
Hiday Hidaka Corp.	4,846	104,955
Himaraya Co., Ltd.	2,600	19,234
Hioki EE Corp.	2,300	48,373
Hiramatsu, Inc.	8,300	49,782
Hirano Tecseed Co., Ltd.	500	6,110
Hirata Corp.	700	56,631
HIS Co., Ltd.	1,400	32,772
Hisaka Works, Ltd.	11,000	90,530
Hitachi Kokusai Electric, Inc.	14,600	335,156

BHFTII-73

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Hitachi Maxell, Ltd.	2,500	$45,714
Hitachi Transport System, Ltd.	9,600	199,898
Hitachi Zosen Corp.	61,600	351,325
Hochiki Corp.	8,000	104,844
Hodogaya Chemical Co., Ltd.	2,800	95,032
Hogy Medical Co., Ltd.	4,400	277,669
Hokkaido Electric Power Co., Inc.	35,000	265,070
Hokkaido Gas Co., Ltd.	27,000	66,719
Hokkan Holdings, Ltd.	25,000	113,392
Hokko Chemical Industry Co., Ltd.	8,000	33,765
Hokkoku Bank, Ltd. (The)	101,000	384,768
Hokuetsu Bank, Ltd. (The)	8,000	206,947
Hokuetsu Industries Co., Ltd.	7,000	64,146
Hokuetsu Kishu Paper Co., Ltd.	51,800	361,275
Hokuriku Electric Industry Co., Ltd.	28,000	34,500
Hokuriku Electrical Construction Co., Ltd.	3,000	23,847
Hokuriku Gas Co., Ltd.	1,000	24,744
Hokuto Corp.	7,100	128,114
Honeys Holdings Co., Ltd.	6,930	69,352
Hoosiers Holdings Co., Ltd.	12,700	72,904
Horiba, Ltd.	7,800	419,278
Hosiden Corp.	20,000	188,414
Hosokawa Micron Corp.	2,200	83,738
House Foods Group, Inc.	3,300	72,097
Howa Machinery, Ltd.	5,700	34,024
Hurxley Corp.	800	7,926
Hyakugo Bank, Ltd. (The)	94,000	375,955
Hyakujushi Bank, Ltd. (The)	98,000	331,845
I-Net Corp.	3,520	39,086
Ibiden Co., Ltd.	9,500	148,461
IBJ Leasing Co., Ltd.	7,200	153,893
Ichibanya Co., Ltd.	1,700	56,241
Ichigo, Inc. (d)	39,300	115,327
Ichiken Co., Ltd.	12,000	47,504
Ichikoh Industries, Ltd.	16,000	79,017
ICHINEN HOLDINGS Co., Ltd.	7,400	77,298
Ichiyoshi Securities Co., Ltd.	12,600	95,188
Icom, Inc.	3,800	87,439
Idec Corp.	11,300	123,610
IDOM, Inc.	20,400	129,792
Ihara Chemical Industry Co., Ltd.	13,500	122,784
Iino Kaiun Kaisha, Ltd.	32,200	141,260
IJT Technology Holdings Co., Ltd.	9,000	54,319
Ikegami Tsushinki Co., Ltd.	30,000	39,420
Imagica Robot Holdings, Inc.	4,500	30,095
Imasen Electric Industrial	7,200	65,115
Imperial Hotel, Ltd.	1,300	24,373
Inaba Denki Sangyo Co., Ltd.	8,100	290,372
Inaba Seisakusho Co., Ltd.	2,100	25,387
Inabata & Co., Ltd.	17,700	216,419
Inageya Co., Ltd.	11,200	156,202
Ines Corp.	11,600	112,234
Infocom Corp.	4,000	69,172
Infomart Corp.	15,400	88,199
Information Services International-Dentsu, Ltd.	4,300	97,335
Innotech Corp.	8,200	49,775
Intage Holdings, Inc.	6,700	120,520

Japan—(Continued)
Internet Initiative Japan, Inc.	9,800	177,106
Inui Global Logistics Co., Ltd.	5,355	44,842
Iriso Electronics Co., Ltd.	2,500	160,567
Ise Chemicals Corp.	5,000	21,646
Iseki & Co., Ltd.	74,000	151,957
Ishihara Sangyo Kaisha, Ltd. (a)	12,200	122,316
Ishii Iron Works Co., Ltd.	900	13,994
Ishizuka Glass Co., Ltd.	5,000	10,252
Istyle, Inc.	1,700	13,987
Itfor, Inc. (a)	10,300	57,422
Itochu Enex Co., Ltd.	19,400	160,622
Itochu-Shokuhin Co., Ltd.	2,400	98,942
Itoki Corp.	15,600	98,545
IwaiCosmo Holdings, Inc.	7,900	77,470
Iwaki & Co., Ltd.	14,000	37,508
Iwasaki Electric Co., Ltd.	25,000	38,439
Iwatani Corp.	58,000	338,200
Iwatsuka Confectionery Co., Ltd.	500	20,070
Izutsuya Co., Ltd. (a)	4,700	17,199
J Trust Co., Ltd.	1,400	11,817
J-Oil Mills, Inc.	4,000	151,063
Jafco Co., Ltd. (a)	6,400	215,683
Jalux, Inc. (a)	2,400	57,949
Jamco Corp. (d)	3,400	75,781
Janome Sewing Machine Co., Ltd.	7,099	49,664
Japan Aviation Electronics Industry, Ltd.	5,000	64,279
Japan Display, Inc. (a) (d)	60,000	140,600
Japan Drilling Co., Ltd. (a)	2,100	44,215
Japan Foundation Engineering Co., Ltd.	10,200	32,701
Japan Material Co., Ltd.	1,800	29,943
Japan Medical Dynamic Marketing, Inc.	3,000	21,009
Japan Oil Transportation Co., Ltd.	100	2,295
Japan Petroleum Exploration Co., Ltd.	6,000	137,826
Japan Property Management Center Co., Ltd.	2,000	24,443
Japan Pulp & Paper Co., Ltd.	37,000	123,461
Japan Radio Co., Ltd.	4,000	49,769
Japan Steel Works, Ltd. (The)	23,200	374,504
Japan Transcity Corp.	22,000	92,381
Japan Wool Textile Co., Ltd. (The)	23,000	181,846
Jastec Co., Ltd.	5,100	47,709
JBCC Holdings, Inc.	7,000	49,099
JCU Corp.	3,200	102,080
Jeol, Ltd.	26,000	138,590
Jimoto Holdings, Inc.	67,900	115,469
Jin Co., Ltd.	4,200	219,574
JK Holdings Co., Ltd.	5,600	33,293
JMS Co., Ltd.	15,000	45,315
Joban Kosan Co., Ltd. (d)	1,700	24,533
Joshin Denki Co., Ltd.	14,000	143,106
JP-Holdings, Inc.	17,900	45,089
JSP Corp.	5,100	118,963
Juki Corp.	11,200	132,337
Juroku Bank, Ltd. (The)	122,000	394,531
Justsystems Corp.	9,700	120,330
JVC Kenwood Corp.	53,300	139,103
K&O Energy Group, Inc.	6,700	106,653
K’s Holdings Corp.	5,700	104,631

BHFTII-74

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
kabu.com Securities Co., Ltd.	47,800	$155,726
Kadokawa Dwango (a)	12,508	179,647
Kaga Electronics Co., Ltd.	7,200	128,041
Kakiyasu Honten Co., Ltd.	3,800	66,033
Kameda Seika Co., Ltd.	4,100	179,699
Kamei Corp.	10,400	115,893
Kanaden Corp.	8,600	83,282
Kanagawa Chuo Kotsu Co., Ltd.	15,000	95,867
Kanamoto Co., Ltd.	8,800	237,399
Kandenko Co., Ltd.	37,000	331,306
Kanematsu Corp.	149,000	268,160
Kanematsu Electronics, Ltd.	4,300	109,787
Kanemi Co., Ltd.	100	3,022
Kansai Urban Banking Corp.	11,000	140,186
Kanto Denka Kogyo Co., Ltd.	15,000	129,594
Kappa Create Co., Ltd. (a)	2,100	23,308
Kasai Kogyo Co., Ltd.	8,600	110,748
Katakura & Co-op Agri Corp.	8,000	18,053
Katakura Industries Co., Ltd.	9,500	119,122
Kato Sangyo Co., Ltd.	7,100	182,798
Kato Works Co., Ltd.	3,800	94,042
Kawada Technologies, Inc.	1,500	96,028
Kawai Musical Instruments Manufacturing Co., Ltd.	2,600	54,561
Kawasaki Kinkai Kisen Kaisha, Ltd.	7,000	19,008
Kawasaki Kisen Kaisha, Ltd. (a) (d)	122,000	325,206
Kawasumi Laboratories, Inc.	4,900	31,774
Keihanshin Building Co., Ltd.	14,500	79,941
Keihin Co., Ltd./Minato-Ku Tokyo Japan	23,000	32,843
Keihin Corp.	15,600	256,565
Keiyo Bank, Ltd. (The)	96,000	415,890
Keiyo Co., Ltd.	14,400	73,648
Kenko Mayonnaise Co., Ltd.	3,200	78,743
KEY Coffee, Inc.	6,700	131,379
KFC Holdings Japan, Ltd.	4,000	70,249
Kimoto Co., Ltd.	14,900	30,375
Kimura Chemical Plants Co., Ltd.	3,300	9,949
King Jim Co., Ltd.	5,800	45,375
Kinki Sharyo Co., Ltd. (The) (a)	1,200	27,625
Kintetsu Department Store Co., Ltd. (a)	19,000	58,272
Kintetsu World Express, Inc.	10,800	164,062
Kissei Pharmaceutical Co., Ltd.	8,100	212,685
Kita-Nippon Bank, Ltd. (The)	2,900	83,852
Kitagawa Iron Works Co., Ltd.	3,100	61,178
Kitamura Co., Ltd.	3,700	24,661
Kitano Construction Corp.	14,000	38,131
Kito Corp.	8,200	87,583
Kitz Corp.	35,100	234,481
Kiyo Bank, Ltd. (The)	27,000	414,797
KLab, Inc. (a)	10,600	70,642
KNT-CT Holdings Co., Ltd. (a)	33,000	40,927
Koa Corp.	12,900	170,399
Koatsu Gas Kogyo Co., Ltd.	13,000	83,649
Kobe Bussan Co., Ltd.	2,400	92,754
Kobe Electric Railway Co., Ltd. (a)	5,000	17,290
Kobelco Eco-Solutions Co., Ltd.	6,000	25,672
Kohnan Shoji Co., Ltd.	11,400	215,891
Kohsoku Corp.	5,400	54,658

Japan—(Continued)
Koike Sanso Kogyo Co., Ltd.	7,000	19,109
Kojima Co., Ltd. (a)	12,000	32,376
Kokusai Co., Ltd.	3,400	25,991
Kokuyo Co., Ltd.	33,800	436,203
KOMAIHALTEC, Inc.	1,800	36,051
Komatsu Seiren Co., Ltd.	14,200	90,215
Komatsu Wall Industry Co., Ltd.	2,700	44,937
Komeri Co., Ltd.	12,300	304,729
Komori Corp.	18,900	243,112
Konaka Co., Ltd.	7,300	40,084
Kondotec, Inc.	9,400	78,807
Konishi Co., Ltd.	12,100	145,929
Konoike Transport Co., Ltd.	3,200	39,682
Kosaido Co., Ltd. (a)	3,700	12,610
Koshidaka Holdings Co., Ltd.	2,500	53,145
Kotobuki Spirits Co., Ltd.	6,700	164,962
Kourakuen Holdings Corp.	2,900	43,667
Krosaki Harima Corp.	19,000	75,490
KRS Corp.	2,200	54,351
KU Holdings Co., Ltd.	8,000	65,510
Kumagai Gumi Co., Ltd.	91,000	237,599
Kura Corp.	3,300	137,819
Kurabo Industries, Ltd.	76,000	167,608
Kureha Corp.	5,200	229,016
Kurimoto, Ltd.	3,500	69,276
Kuroda Electric Co., Ltd.	13,800	301,001
Kusuri No. Aoki Holdings Co., Ltd.	4,900	218,489
KYB Corp.	74,000	386,510
Kyodo Printing Co., Ltd.	36,000	117,262
Kyoei Steel, Ltd.	6,100	109,136
Kyokuto Boeki Kaisha, Ltd.	9,000	18,858
Kyokuto Kaihatsu Kogyo Co., Ltd.	11,400	189,634
Kyokuto Securities Co., Ltd.	7,600	109,522
Kyokuyo Co., Ltd.	3,500	92,350
KYORIN Holdings, Inc.	15,500	327,941
Kyoritsu Maintenance Co., Ltd. (d)	6,518	194,469
Kyoritsu Printing Co., Ltd.	6,800	20,531
Kyosan Electric Manufacturing Co., Ltd.	16,000	61,786
Kyowa Electronic Instruments Co., Ltd.	8,000	33,617
Kyowa Exeo Corp.	32,300	468,557
Kyowa Leather Cloth Co., Ltd.	3,300	25,914
Kyudenko Corp. (d)	8,100	220,830
Kyushu Financial Group, Inc.	67,100	411,695
LAC Co., Ltd.	5,900	65,576
Land Business Co., Ltd.	7,100	18,121
Lasertec Corp.	12,200	163,864
LEC, Inc.	5,800	124,286
Leopalace21 Corp.	82,400	426,237
Life Corp.	5,500	161,324
Linical Co., Ltd.	1,700	22,473
Link And Motivation, Inc.	8,900	55,681
Lintec Corp.	17,100	365,222
Livesense, Inc. (a)	3,500	16,491
Look, Inc.	11,000	20,574
M&A Capital Partners Co., Ltd. (a)	1,200	59,040
Macnica Fuji Electronics Holdings, Inc.	16,350	232,273
Maeda Corp.	40,000	355,095

BHFTII-75

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Maeda Kosen Co., Ltd.	5,700	$71,477
Maeda Road Construction Co., Ltd.	21,000	371,608
Maezawa Kasei Industries Co., Ltd.	6,800	70,982
Maezawa Kyuso Industries Co., Ltd.	4,800	66,474
Makino Milling Machine Co., Ltd.	40,000	347,981
Mamiya-Op Co., Ltd.	1,900	21,320
Mandom Corp.	5,200	244,183
Mani, Inc.	5,700	134,506
Mars Engineering Corp.	3,600	74,770
Marubun Corp.	8,200	52,659
Marudai Food Co., Ltd.	38,000	166,548
Marufuji Sheet Piling Co., Ltd.	13,000	31,548
Maruha Nichiro Corp.	13,900	421,709
Maruka Machinery Co., Ltd.	2,900	47,009
Marusan Securities Co., Ltd. (d)	7,600	62,807
Maruwa Co., Ltd.	3,700	132,255
Maruyama Manufacturing Co., Inc.	1,500	25,257
Maruzen CHI Holdings Co., Ltd. (a)	11,900	38,081
Maruzen Showa Unyu Co., Ltd.	28,000	111,313
Marvelous, Inc. (d)	9,500	74,514
Matsuda Sangyo Co., Ltd.	5,900	79,119
Matsui Construction Co., Ltd.	7,800	70,258
Matsui Securities Co., Ltd.	2,000	15,684
Matsuya Foods Co., Ltd.	2,500	93,179
Max Co., Ltd.	13,000	172,998
Maxvalu Nishinihon Co., Ltd.	2,400	35,044
Maxvalu Tokai Co., Ltd.	5,000	85,329
MCJ Co., Ltd.	4,300	50,476
MEC Co., Ltd.	7,300	83,722
Media Do Co., Ltd.	1,000	23,615
Medical System Network Co., Ltd.	5,300	25,740
Megmilk Snow Brand Co., Ltd.	8,000	220,505
Meidensha Corp.	58,000	206,242
Meiji Shipping Co., Ltd.	8,500	35,549
Meiko Electronics Co., Ltd. (a)	7,500	59,371
Meiko Network Japan Co., Ltd.	7,200	79,127
Meisei Industrial Co., Ltd.	17,000	98,083
Meitec Corp.	9,500	386,288
Meito Sangyo Co., Ltd.	4,500	59,739
Meiwa Corp.	10,900	40,084
Meiwa Estate Co., Ltd.	5,200	33,121
Melco Holdings, Inc.	4,500	130,084
Menicon Co., Ltd.	900	27,611
Michinoku Bank, Ltd. (The) (d)	57,000	95,844
Micronics Japan Co., Ltd.	8,600	76,569
Mie Bank, Ltd. (The)	4,300	90,893
Mikuni Corp.	3,000	12,203
Milbon Co., Ltd.	3,660	184,282
Mimasu Semiconductor Industry Co., Ltd.	8,200	130,335
Minato Bank, Ltd. (The)	6,300	117,069
Ministop Co., Ltd.	5,400	101,660
Miraial Co., Ltd.	2,900	26,004
Mirait Holdings Corp.	24,400	240,058
Miroku Jyoho Service Co., Ltd.	5,900	97,601
Misawa Homes Co., Ltd.	10,100	94,336
Mitani Corp.	8,600	281,335
Mitani Sekisan Co., Ltd.	4,100	94,880

Japan—(Continued)
Mito Securities Co., Ltd.	24,000	64,687
Mitsuba Corp.	13,200	260,545
Mitsubishi Nichiyu Forklift Co., Ltd.	8,000	51,460
Mitsubishi Paper Mills, Ltd. (a)	12,000	79,018
Mitsubishi Pencil Co., Ltd.	5,900	296,259
Mitsubishi Research Institute, Inc.	2,700	78,208
Mitsubishi Shokuhin Co., Ltd.	4,800	149,039
Mitsubishi Steel Manufacturing Co., Ltd.	59,000	127,734
Mitsuboshi Belting, Ltd.	20,000	185,958
Mitsui Engineering & Shipbuilding Co., Ltd.	300,000	465,304
Mitsui High-Tec, Inc.	11,600	117,498
Mitsui Home Co., Ltd.	14,000	78,378
Mitsui Matsushima Co., Ltd.	5,200	66,698
Mitsui Mining & Smelting Co., Ltd.	228,000	778,500
Mitsui Sugar Co., Ltd.	7,200	175,171
Mitsui-Soko Holdings Co., Ltd.	37,000	110,513
Mitsumura Printing Co., Ltd.	5,000	11,954
Mitsuuroko Group Holdings Co., Ltd.	12,900	80,082
Miyaji Engineering Group, Inc.	27,000	51,994
Miyazaki Bank, Ltd. (The)	60,000	185,344
Miyoshi Oil & Fat Co., Ltd.	39,000	49,444
Mizuno Corp.	37,000	190,735
Mochida Pharmaceutical Co., Ltd.	3,500	260,326
Modec, Inc.	3,000	63,894
Monex Group, Inc.	73,600	176,895
Money Partners Group Co., Ltd.	7,100	29,656
Monogatari Corp. (The)	1,700	77,965
MORESCO Corp.	2,500	38,267
Morinaga & Co., Ltd.	10,000	443,714
Morinaga Milk Industry Co., Ltd.	52,000	385,782
Morita Holdings Corp.	12,500	181,914
Morozoff, Ltd.	13,000	64,708
Mory Industries, Inc.	2,800	55,880
Mr Max Corp.	10,500	37,945
MTI, Ltd.	9,200	55,894
Mugen Estate Co., Ltd.	400	3,037
Murakami Corp.	3,000	60,677
Musashi Seimitsu Industry Co., Ltd.	7,900	202,216
Musashino Bank, Ltd. (The)	11,900	353,887
Mutoh Holdings Co., Ltd.	9,000	19,479
N Field Co., Ltd.	1,300	16,259
NAC Co., Ltd.	3,600	31,325
Nachi-Fujikoshi Corp.	60,000	308,670
Nafco Co., Ltd.	1,400	22,652
Nagaileben Co., Ltd.	5,600	115,889
Nagano Bank, Ltd. (The)	4,300	77,702
Nagano Keiki Co., Ltd.	4,200	27,072
Nagase & Co., Ltd.	2,600	36,356
Nagatanien Holdings Co., Ltd.	10,000	130,086
Nagawa Co., Ltd.	2,800	99,167
Nakabayashi Co., Ltd.	18,000	43,067
Nakamuraya Co., Ltd.	1,900	83,961
Nakanishi, Inc.	4,100	159,821
Nakano Corp.	4,000	23,184
Nakayama Steel Works, Ltd.	6,300	41,242
Nakayamafuku Co., Ltd.	2,000	15,009
Namura Shipbuilding Co., Ltd.	18,956	113,718

BHFTII-76

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nanto Bank, Ltd. (The)	9,200	$337,551
Narasaki Sangyo Co., Ltd.	4,000	10,754
Natori Co., Ltd.	2,600	43,250
NDS Co., Ltd.	2,700	70,321
NEC Capital Solutions, Ltd.	3,800	58,406
NEC Networks & System Integration Corp.	9,100	176,331
NET One Systems Co., Ltd.	31,600	256,663
Neturen Co., Ltd.	9,800	79,726
New Japan Chemical Co., Ltd. (a)	9,900	13,277
New Japan Radio Co., Ltd. (a)	6,000	24,645
Next Co., Ltd.	17,000	115,754
Nexyz Group Corp.	1,300	19,616
Nice Holdings, Inc.	31,000	42,377
Nichi-iko Pharmaceutical Co., Ltd.	13,200	205,564
Nichia Steel Works, Ltd.	13,000	31,793
Nichias Corp.	33,000	331,825
Nichiban Co., Ltd.	8,000	66,199
Nichicon Corp.	20,100	187,709
Nichiden Corp.	2,600	78,301
Nichiha Corp.	9,600	282,230
NichiiGakkan Co., Ltd.	11,800	89,594
Nichimo Co., Ltd.	16,000	26,041
Nichireki Co., Ltd.	9,000	73,601
Nihon Chouzai Co., Ltd.	1,660	56,492
Nihon Dempa Kogyo Co., Ltd.	7,600	55,855
Nihon Eslead Corp.	2,700	36,748
Nihon House Holdings Co., Ltd.	15,000	65,744
Nihon Kagaku Sangyo Co., Ltd.	3,000	35,177
Nihon Kohden Corp.	4,400	98,710
Nihon Nohyaku Co., Ltd.	14,000	88,110
Nihon Parkerizing Co., Ltd.	31,600	391,907
Nihon Plast Co., Ltd.	2,500	28,326
Nihon Tokushu Toryo Co., Ltd.	2,200	34,083
Nihon Trim Co., Ltd.	1,300	43,563
Nihon Unisys, Ltd.	16,900	231,027
Nihon Yamamura Glass Co., Ltd.	38,000	67,672
Nikkato Corp.	300	1,173
Nikkiso Co., Ltd.	21,500	246,833
Nikko Co., Ltd.	1,800	32,636
Nikkon Holdings Co., Ltd.	22,600	483,138
Nippon Air Conditioning Services Co., Ltd.	9,600	57,794
Nippon Beet Sugar Manufacturing Co., Ltd.	4,500	95,665
Nippon Carbide Industries Co., Inc.	23,000	31,669
Nippon Carbon Co., Ltd. (d)	39,000	117,447
Nippon Ceramic Co., Ltd.	5,200	113,122
Nippon Chemi-Con Corp.	59,000	194,152
Nippon Chemical Industrial Co., Ltd.	30,000	64,250
Nippon Chemiphar Co., Ltd.	800	38,042
Nippon Coke & Engineering Co., Ltd.	71,000	60,668
Nippon Concrete Industries Co., Ltd.	14,000	44,987
Nippon Denko Co., Ltd.	43,865	153,041
Nippon Densetsu Kogyo Co., Ltd.	13,400	242,266
Nippon Felt Co., Ltd.	8,600	39,472
Nippon Filcon Co., Ltd.	5,200	25,688
Nippon Fine Chemical Co., Ltd.	4,300	36,709
Nippon Flour Mills Co., Ltd.	22,500	332,926
Nippon Gas Co., Ltd.	9,600	280,445

Japan—(Continued)
Nippon Hume Corp.	8,200	50,537
Nippon Kanzai Co., Ltd.	4,800	77,486
Nippon Kayaku Co., Ltd.	8,000	108,745
Nippon Kinzoku Co., Ltd.	1,900	24,548
Nippon Kodoshi Corp.	1,600	14,294
Nippon Koei Co., Ltd.	5,600	147,085
Nippon Koshuha Steel Co., Ltd. (a)	31,000	23,701
Nippon Light Metal Holdings Co., Ltd.	198,000	437,339
Nippon Paper Industries Co., Ltd.	7,000	125,919
Nippon Parking Development Co., Ltd.	65,100	86,685
Nippon Pillar Packing Co., Ltd.	8,800	118,999
Nippon Piston Ring Co., Ltd.	3,200	71,578
Nippon Rietec Co., Ltd.	7,000	75,151
Nippon Road Co., Ltd. (The)	27,000	124,305
Nippon Seiki Co., Ltd.	15,000	323,030
Nippon Seisen Co., Ltd.	6,000	37,329
Nippon Sharyo, Ltd. (a)	26,000	69,264
Nippon Sheet Glass Co., Ltd. (a)	33,000	240,386
Nippon Signal Co., Ltd.	20,700	186,504
Nippon Soda Co., Ltd.	50,000	276,593
Nippon Steel & Sumikin Bussan Corp.	5,196	218,832
Nippon Suisan Kaisha, Ltd.	80,500	402,698
Nippon Systemware Co., Ltd.	1,300	16,477
Nippon Thompson Co., Ltd.	23,200	126,493
Nippon Valqua Industries, Ltd.	6,000	98,863
Nippon Yakin Kogyo Co., Ltd.	54,000	103,567
Nipro Corp.	24,900	351,758
Nishi-Nippon Railroad Co., Ltd.	61,000	257,408
Nishikawa Rubber Co., Ltd.	1,200	19,156
Nishimatsu Construction Co., Ltd.	97,000	478,651
Nishimatsuya Chain Co., Ltd.	8,800	99,272
Nishio Rent All Co., Ltd.	4,400	124,132
Nissan Shatai Co., Ltd.	1,300	11,737
Nissan Tokyo Sales Holdings Co., Ltd.	11,000	40,271
Nissei ASB Machine Co., Ltd.	2,100	52,517
Nissei Build Kogyo Co., Ltd.	18,000	89,212
Nissei Corp.	3,700	32,900
Nissei Plastic Industrial Co., Ltd.	6,000	63,826
Nissha Printing Co., Ltd. (d)	8,700	206,874
Nisshin Fudosan Co.	12,300	63,223
Nisshin Oillio Group, Ltd. (The)	51,000	290,382
Nisshin Steel Co., Ltd. (a)	6,196	81,501
Nisshinbo Holdings, Inc.	47,000	470,964
Nissin Corp.	30,000	100,415
Nissin Electric Co., Ltd.	14,800	171,345
Nissin Kogyo Co., Ltd.	15,200	273,035
Nissui Pharmaceutical Co., Ltd.	5,100	63,687
Nitta Corp.	6,800	190,117
Nitta Gelatin, Inc.	4,500	30,469
Nittan Valve Co., Ltd.	6,300	22,746
Nittetsu Mining Co., Ltd.	2,200	118,925
Nitto Boseki Co., Ltd.	49,000	244,744
Nitto FC Co., Ltd.	4,500	39,645
Nitto Fuji Flour Milling Co., Ltd.	400	14,456
Nitto Kogyo Corp.	9,000	124,467
Nitto Kohki Co., Ltd.	4,100	93,852
Nitto Seiko Co., Ltd.	12,500	51,970

BHFTII-77

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nittoc Construction Co., Ltd.	13,550	$52,879
Nittoku Engineering Co., Ltd.	5,200	116,514
NJS Co., Ltd.	3,300	39,689
Noevir Holdings Co., Ltd.	4,800	199,011
NOF Corp.	52,000	554,185
Nohmi Bosai, Ltd.	7,000	96,314
Nojima Corp.	4,200	53,486
Nomura Co., Ltd.	12,000	211,804
Noritake Co., Ltd.	4,200	107,815
Noritsu Koki Co., Ltd.	4,000	32,328
Noritz Corp.	11,400	216,582
North Pacific Bank, Ltd.	122,400	465,367
NS Solutions Corp.	10,200	220,864
NS United Kaiun Kaisha, Ltd.	41,000	88,603
NSD Co., Ltd.	10,670	154,366
Nuflare Technology, Inc.	800	48,728
Obara Group, Inc.	4,400	194,866
Obayashi Road Corp.	10,000	59,761
Odelic Co., Ltd.	1,000	35,866
Oenon Holdings, Inc.	21,000	46,847
Ogaki Kyoritsu Bank, Ltd. (The)	125,000	372,146
Ohara, Inc.	2,900	32,185
Ohashi Technica, Inc.	4,600	57,006
Ohsho Food Service Corp.	3,600	133,150
Oiles Corp.	9,100	168,042
Oita Bank, Ltd. (The)	57,000	223,173
Okabe Co., Ltd.	16,000	145,633
Okamoto Industries, Inc.	16,000	171,403
Okamoto Machine Tool Works, Ltd.	14,000	22,156
Okamura Corp.	26,300	234,036
Okasan Securities Group, Inc.	29,000	177,395
Okaya Electric Industries Co., Ltd.	8,900	32,018
Oki Electric Industry Co., Ltd.	22,700	327,353
Okinawa Cellular Telephone Co.	4,400	142,528
Okinawa Electric Power Co., Inc. (The)	12,825	305,060
OKK Corp.	41,000	43,540
OKUMA Corp.	43,000	452,087
Okumura Corp.	57,000	346,841
Okura Industrial Co., Ltd.	19,000	94,011
Okuwa Co., Ltd.	10,000	101,675
Olympic Group Corp.	4,900	26,464
ONO Sokki Co., Ltd.	4,200	29,916
Onoken Co., Ltd.	6,500	79,447
Onward Holdings Co., Ltd.	49,000	336,438
Open House Co., Ltd.	6,500	155,509
OPT Holding, Inc.	4,700	44,578
Optex Group Co., Ltd.	4,700	128,455
Organo Corp.	14,000	62,942
Origin Electric Co., Ltd.	17,000	46,637
Osaka Organic Chemical Industry, Ltd.	5,900	47,949
Osaka Soda Co., Ltd.	30,000	134,026
Osaka Steel Co., Ltd.	5,900	106,827
OSAKA Titanium Technologies Co., Ltd. (a)	2,600	40,401
Osaki Electric Co., Ltd.	11,000	95,666
OSG Corp. (d)	19,600	401,830
Otsuka Kagu, Ltd. (d)	5,500	46,681
OUG Holdings, Inc.	7,000	16,429

Japan—(Continued)
Outsourcing, Inc.	3,100	123,347
Oyo Corp.	7,400	91,824
Pacific Industrial Co., Ltd.	16,700	238,039
Pacific Metals Co., Ltd. (a)	61,000	213,172
Pack Corp. (The)	5,100	144,547
Pal Group Holdings Co., Ltd.	3,800	92,344
Paltac Corp.	12,650	352,768
PanaHome Corp. (d)	32,000	294,110
Panasonic Corp.	4,624	52,406
Paramount Bed Holdings Co., Ltd.	6,000	240,613
Parco Co., Ltd.	8,100	86,780
Paris Miki Holdings, Inc.	17,000	71,512
Pasco Corp.	6,000	19,069
Pasona Group, Inc.	7,700	55,402
Penta-Ocean Construction Co., Ltd.	90,500	438,322
PIA Corp.	300	7,915
Pilot Corp.	9,900	406,192
Piolax, Inc.	10,500	240,891
Pioneer Corp. (a)	117,700	234,037
Plenus Co., Ltd.	7,800	172,915
Press Kogyo Co., Ltd.	37,000	185,540
Pressance Corp.	10,400	125,346
Prestige International, Inc.	13,400	120,781
Prima Meat Packers, Ltd.	48,000	212,141
Pronexus, Inc.	7,800	84,423
Proto Corp.	5,300	69,594
PS Mitsubishi Construction Co., Ltd.	8,800	33,390
Qol Co., Ltd.	3,400	50,371
Raito Kogyo Co., Ltd.	16,900	172,142
Rasa Industries, Ltd. (a)	26,000	33,707
Relo Group, Inc.	16,000	265,244
Renaissance, Inc.	2,800	45,011
Rengo Co., Ltd.	72,300	417,466
Renown, Inc. (a)	29,200	29,660
Resort Solution Co., Ltd.	4,000	12,625
Retail Partners Co., Ltd.	1,300	13,497
Rheon Automatic Machinery Co., Ltd.	5,000	46,338
Rhythm Watch Co., Ltd.	25,000	42,942
Riberesute Corp.	4,300	34,680
Ricoh Leasing Co., Ltd.	6,400	205,555
Right On Co., Ltd. (d)	5,900	50,982
Riken Corp.	3,500	154,692
Riken Keiki Co., Ltd.	6,000	91,464
Riken Technos Corp.	15,000	71,797
Riken Vitamin Co., Ltd.	2,700	97,643
Ringer Hut Co., Ltd.	4,200	86,193
Rion Co., Ltd.	2,200	30,446
Riso Kagaku Corp.	9,458	166,125
Riso Kyoiku Co., Ltd.	11,590	70,604
Rock Field Co., Ltd.	6,600	108,254
Rohto Pharmaceutical Co., Ltd.	16,000	300,736
Rokko Butter Co., Ltd.	3,600	78,474
Roland DG Corp.	3,000	90,455
Round One Corp.	28,300	224,920
Royal Holdings Co., Ltd.	9,000	182,276
Ryobi, Ltd.	47,000	204,788
Ryoden Corp.	14,000	92,314

BHFTII-78

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Ryosan Co., Ltd.	11,600	$349,672
Ryoyo Electro Corp.	8,600	127,160
S Foods, Inc. (d)	4,100	119,446
S&B Foods, Inc.	600	32,345
Sac’s Bar Holdings, Inc.	6,850	77,906
Saibu Gas Co., Ltd.	136,000	313,007
Saizeriya Co., Ltd.	10,300	258,818
Sakai Chemical Industry Co., Ltd.	30,000	105,289
Sakai Heavy Industries, Ltd.	14,000	43,103
Sakai Moving Service Co., Ltd.	2,600	72,383
Sakai Ovex Co., Ltd.	1,600	25,967
Sakata INX Corp.	11,800	162,436
Sakata Seed Corp.	3,400	106,406
Sakura Internet, Inc.	1,600	13,196
Sala Corp.	12,900	72,057
SAMTY Co., Ltd.	2,600	25,918
San Holdings, Inc.	2,500	36,493
San-A Co., Ltd.	5,700	259,381
San-Ai Oil Co., Ltd.	21,900	186,282
San-In Godo Bank, Ltd. (The)	59,000	474,124
Sanden Holdings Corp. (a)	42,000	139,743
Sanei Architecture Planning Co., Ltd.	3,500	48,025
Sangetsu Corp.	20,500	343,641
Sanken Electric Co., Ltd. (a)	37,000	163,363
Sanki Engineering Co., Ltd.	19,600	169,142
Sanko Marketing Foods Co., Ltd.	3,100	26,731
Sanko Metal Industrial Co., Ltd.	1,000	27,732
Sankyo Frontier Co., Ltd.	2,000	23,231
Sankyo Seiko Co., Ltd.	13,400	46,987
Sankyo Tateyama, Inc.	9,600	143,548
Sankyu, Inc.	96,000	582,872
Sanoh Industrial Co., Ltd.	10,100	75,688
Sanrio Co., Ltd.	5,400	99,374
Sanshin Electronics Co., Ltd.	9,500	108,690
Sanwa Holdings Corp.	25,800	241,696
Sanyo Chemical Industries, Ltd.	4,200	176,450
Sanyo Denki Co., Ltd.	16,000	119,695
Sanyo Electric Railway Co., Ltd.	20,000	101,776
Sanyo Housing Nagoya Co., Ltd.	3,000	25,829
Sanyo Industries, Ltd.	13,000	24,051
Sanyo Shokai, Ltd.	51,000	75,669
Sanyo Special Steel Co., Ltd.	47,000	250,102
Sapporo Holdings, Ltd.	13,000	352,388
Sata Construction Co., Ltd.	2,600	9,940
Sato Holdings Corp.	6,900	147,253
Sato Shoji Corp.	6,500	50,885
Satori Electric Co., Ltd.	7,100	51,717
Sawada Holdings Co., Ltd. (a)	10,300	93,970
Saxa Holdings, Inc.	24,000	46,414
SBS Holdings, Inc.	6,900	49,908
Scroll Corp.	13,100	40,776
SEC Carbon, Ltd.	7,000	18,322
Secom Joshinetsu Co., Ltd.	900	27,743
Seibu Electric Industry Co., Ltd.	2,400	47,681
Seika Corp.	21,000	66,518
Seikitokyu Kogyo Co., Ltd.	12,500	59,795
Seiko Holdings Corp.	44,000	180,414

Japan—(Continued)
Seino Holdings Co., Ltd.	13,100	147,404
Seiren Co., Ltd.	19,100	285,801
Sekisui Jushi Corp.	12,900	214,645
Sekisui Plastics Co., Ltd.	10,300	72,118
Senko Co., Ltd.	31,000	200,011
Senshu Electric Co., Ltd.	2,400	43,026
Senshu Ikeda Holdings, Inc.	84,000	347,954
Senshukai Co., Ltd.	11,000	79,296
Septeni Holdings Co., Ltd.	27,500	98,780
Shibaura Electronics Co., Ltd.	2,800	73,079
Shibaura Mechatronics Corp.	18,000	47,006
Shibusawa Warehouse Co., Ltd. (The)	25,000	79,605
Shibuya Corp.	6,500	177,356
Shidax Corp.	9,600	37,436
Shiga Bank, Ltd. (The)	89,000	457,701
Shikibo, Ltd.	47,000	59,561
Shikoku Bank, Ltd. (The)	70,000	183,466
Shikoku Chemicals Corp.	16,000	172,719
Shima Seiki Manufacturing, Ltd.	10,400	392,252
Shimachu Co., Ltd.	19,600	478,081
Shimane Bank, Ltd. (The)	2,500	31,300
Shimizu Bank, Ltd. (The)	3,900	119,109
Shimojima Co., Ltd.	6,300	65,797
Shin Nippon Air Technologies Co., Ltd.	4,600	55,072
Shin-Etsu Polymer Co., Ltd.	18,900	133,071
Shin-Keisei Electric Railway Co., Ltd.	23,000	85,732
Shinagawa Refractories Co., Ltd.	20,000	54,558
Shindengen Electric Manufacturing Co., Ltd.	28,000	117,539
Shinkawa, Ltd. (a)	5,300	39,745
Shinko Electric Industries Co., Ltd.	27,600	185,865
Shinko Plantech Co., Ltd.	16,100	122,725
Shinko Shoji Co., Ltd.	7,700	84,130
Shinko Wire Co., Ltd.	12,000	15,102
Shinmaywa Industries, Ltd.	34,000	325,630
Shinnihon Corp.	10,200	82,094
Shinoken Group Co., Ltd.	1,600	30,199
Shinsho Corp.	1,400	30,210
Shinwa Co., Ltd.	3,900	65,674
Ship Healthcare Holdings, Inc.	14,200	378,753
Shizuki Electric Co., Inc.	8,000	46,706
Shizuoka Gas Co., Ltd.	21,300	144,605
Shobunsha Publications, Inc.	6,700	42,003
Shochiku Co., Ltd.	3,000	35,365
Shoei Foods Corp.	4,300	103,572
Shofu, Inc.	3,900	46,340
Shoko Co., Ltd. (a)	19,000	14,355
Showa Aircraft Industry Co., Ltd.	4,000	42,635
Showa Corp. (a)	17,600	149,770
Showa Denko KK (a)	22,600	403,978
Showa Sangyo Co., Ltd.	33,000	174,489
Siix Corp.	4,800	193,382
Sinanen Holdings Co., Ltd.	3,600	68,310
Sinfonia Technology Co., Ltd.	42,000	122,873
Sinko Industries, Ltd.	6,400	92,135
Sintokogio, Ltd.	18,200	158,562
SKY Perfect JSAT Holdings, Inc.	29,800	126,022
SMK Corp.	23,000	81,943

BHFTII-79

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
SMS Co., Ltd.	7,300	$185,362
SNT Corp.	7,800	47,106
Soda Nikka Co., Ltd.	7,000	31,591
Sodick Co., Ltd.	16,800	166,728
Soft99 Corp.	5,100	39,534
Softbank Technology Corp.	1,600	57,090
Software Service, Inc.	1,200	53,056
Sogo Medical Co., Ltd.	2,400	90,311
Sotoh Co., Ltd.	4,300	43,646
Space Co., Ltd.	5,800	71,315
Sparx Group Co., Ltd.	35,900	68,213
SPK Corp.	2,500	57,113
SRA Holdings	3,100	82,214
Srg Takamiya Co., Ltd.	5,200	27,498
ST Corp.	6,100	99,217
St. Marc Holdings Co., Ltd.	5,100	149,971
Star Mica Co., Ltd.	800	16,475
Star Micronics Co., Ltd.	4,400	67,616
Starts Corp., Inc.	5,800	121,515
Starzen Co., Ltd.	2,500	100,492
Stella Chemifa Corp. (d)	3,600	103,006
Step Co., Ltd.	4,100	56,458
Striders Corp. (a)	16,000	9,769
Studio Alice Co., Ltd.	2,900	59,682
Subaru Enterprise Co., Ltd.	1,000	4,338
Sugimoto & Co., Ltd.	3,800	51,902
Sumida Corp.	6,300	94,148
Suminoe Textile Co., Ltd.	23,000	58,722
Sumitomo Bakelite Co., Ltd.	76,000	458,260
Sumitomo Densetsu Co., Ltd.	7,700	88,648
Sumitomo Mitsui Construction Co., Ltd.	260,300	283,466
Sumitomo Osaka Cement Co., Ltd.	142,000	591,938
Sumitomo Precision Products Co., Ltd.	12,000	38,533
Sumitomo Real Estate Sales Co., Ltd.	5,960	192,271
Sumitomo Riko Co., Ltd.	16,700	169,310
Sumitomo Seika Chemicals Co., Ltd.	3,600	153,126
Sumitomo Warehouse Co., Ltd. (The)	53,000	292,014
Sun Frontier Fudousan Co., Ltd.	7,600	66,344
Sun-Wa Technos Corp.	3,900	39,437
Suncall Corp.	11,000	55,411
SWCC Showa Holdings Co., Ltd. (a)	116,000	89,753
Systena Corp.	6,700	103,126
T Hasegawa Co., Ltd.	9,100	173,113
T RAD Co., Ltd.	29,000	86,172
T&K Toka Co., Ltd.	8,600	82,203
T-Gaia Corp.	8,400	144,461
Tabuchi Electric Co., Ltd.	8,900	26,984
Tachi-S Co., Ltd.	10,300	206,021
Tachibana Eletech Co., Ltd.	5,640	70,102
Tadano, Ltd.	38,000	445,177
Taihei Dengyo Kaisha, Ltd.	12,000	117,609
Taiheiyo Kouhatsu, Inc.	21,000	18,321
Taiho Kogyo Co., Ltd.	6,400	95,774
Taikisha, Ltd.	9,100	223,119
Taiko Bank, Ltd. (The)	41,000	81,542
Taiko Pharmaceutical Co., Ltd.	2,300	39,144
Taisei Lamick Co., Ltd.	2,200	55,467

Japan—(Continued)
Taiyo Holdings Co., Ltd.	5,300	232,201
Taiyo Yuden Co., Ltd.	26,600	337,343
Takachiho Koheki Co., Ltd.	400	3,607
Takagi Securities Co., Ltd.	18,000	43,276
Takamatsu Construction Group Co., Ltd.	5,400	126,408
Takano Co., Ltd.	4,600	41,832
Takaoka Toko Co., Ltd.	4,365	79,872
Takara Holdings, Inc.	26,000	281,019
Takara Leben Co., Ltd.	28,600	127,946
Takara Printing Co., Ltd.	3,100	46,411
Takara Standard Co., Ltd.	15,400	245,797
Takasago International Corp.	5,400	173,521
Takasago Thermal Engineering Co., Ltd.	16,800	237,104
Takashima & Co., Ltd.	25,000	44,352
Takata Corp. (a) (d)	14,300	61,999
Take And Give Needs Co., Ltd.	4,010	35,009
Takeei Corp.	8,200	77,324
Takeuchi Manufacturing Co., Ltd.	10,000	189,339
Takihyo Co., Ltd.	13,000	52,586
Takiron Co., Ltd.	18,000	93,743
Takisawa Machine Tool Co., Ltd.	22,000	35,027
Takuma Co., Ltd.	25,000	244,887
Tama Home Co., Ltd.	8,500	48,500
Tamron Co., Ltd.	6,000	108,545
Tamura Corp.	26,000	115,702
Tanseisha Co., Ltd.	11,750	104,056
TASAKI & Co., Ltd.	800	15,793
Tatsuta Electric Wire and Cable Co., Ltd.	17,000	77,381
Tayca Corp.	12,000	81,707
TBK Co., Ltd.	8,000	36,163
Teac Corp. (a)	40,000	15,097
TECHNO ASSOCIE Co., Ltd.	300	3,164
Techno Medica Co., Ltd.	2,400	45,746
Techno Ryowa, Ltd.	4,800	40,703
Tecnos Japan, Inc.	2,000	19,085
Teikoku Electric Manufacturing Co., Ltd.	6,800	67,837
Teikoku Sen-I Co., Ltd.	6,900	102,095
Teikoku Tsushin Kogyo Co., Ltd.	24,000	40,739
Tenma Corp.	6,200	114,539
Teraoka Seisakusho Co., Ltd.	200	733
Tigers Polymer Corp.	2,200	14,210
TIS, Inc.	25,700	654,919
TKC Corp.	6,700	191,710
Toa Corp.	9,600	83,549
Toa Corp. (a)	5,800	105,342
Toa Oil Co., Ltd.	32,000	39,419
TOA ROAD Corp.	18,000	53,922
Toabo Corp.	3,400	16,599
Toagosei Co., Ltd.	37,000	423,007
Tobishima Corp.	55,600	85,073
Tobu Store Co., Ltd.	1,100	30,001
TOC Co., Ltd.	15,800	130,560
Tocalo Co., Ltd.	4,800	124,603
Tochigi Bank, Ltd. (The)	38,200	176,616
Toda Corp.	78,000	470,455
Toda Kogyo Corp.	11,000	27,013
Toei Animation Co., Ltd.	1,800	107,663

BHFTII-80

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Toei Co., Ltd.	28,000	$239,365
Toenec Corp.	16,000	79,997
Toho Bank, Ltd. (The)	83,000	313,031
Toho Co., Ltd.	3,400	79,536
Toho Holdings Co., Ltd.	19,600	411,311
Toho Zinc Co., Ltd.	50,000	246,022
Tohoku Bank, Ltd. (The)	47,000	65,091
Tohokushinsha Film Corp.	4,800	29,961
Tohto Suisan Co., Ltd.	1,400	23,409
Tokai Carbon Co., Ltd.	68,000	298,295
Tokai Corp.	3,900	142,876
TOKAI Holdings Corp. (d)	23,700	182,440
Tokai Lease Co., Ltd.	16,000	29,909
Tokai Rika Co., Ltd.	8,800	177,877
Tokai Tokyo Financial Holdings, Inc.	34,400	179,458
Token Corp.	2,460	193,665
Tokushu Tokai Paper Co., Ltd.	3,900	146,048
Tokuyama Corp. (a)	106,000	514,022
Tokyo Dome Corp.	31,000	288,576
Tokyo Electron Device, Ltd.	2,400	34,735
Tokyo Energy & Systems, Inc.	8,000	68,953
Tokyo Individualized Educational Institute, Inc.	5,000	71,560
Tokyo Keiki, Inc.	21,000	43,561
Tokyo Ohka Kogyo Co., Ltd.	13,100	435,451
Tokyo Rakutenchi Co., Ltd.	17,000	82,268
Tokyo Rope Manufacturing Co., Ltd.	4,600	69,656
Tokyo Sangyo Co., Ltd.	12,000	49,228
Tokyo Seimitsu Co., Ltd.	13,800	435,539
Tokyo Steel Manufacturing Co., Ltd.	36,800	309,401
Tokyo Tekko Co., Ltd.	17,000	69,863
Tokyo Theatres Co., Inc.	29,000	38,069
Tokyo TY Financial Group, Inc.	9,724	292,395
Tokyotokeiba Co., Ltd.	31,000	71,969
Tokyu Recreation Co., Ltd.	6,000	43,115
Toli Corp.	20,000	68,202
Tomato Bank, Ltd.	5,500	77,794
Tomen Devices Corp.	1,500	29,936
Tomoe Corp.	12,500	41,161
Tomoe Engineering Co., Ltd.	2,100	34,282
Tomoegawa Co., Ltd.	12,000	24,785
Tomoku Co., Ltd.	27,000	81,279
TOMONY Holdings, Inc.	56,900	302,564
Tomy Co., Ltd.	22,400	224,316
Tonami Holdings Co., Ltd.	22,000	80,164
Topcon Corp.	11,500	206,423
Toppan Forms Co., Ltd.	19,800	194,190
Topre Corp.	12,700	331,166
Topy Industries, Ltd.	6,800	181,131
Toridolll Holdings Corp.	6,900	149,890
Torigoe Co., Ltd. (The)	9,200	67,754
Torii Pharmaceutical Co., Ltd.	3,600	93,008
Torishima Pump Manufacturing Co., Ltd.	7,700	75,850
Tosei Corp.	13,200	86,937
Toshiba Machine Co., Ltd.	42,000	171,007
Toshiba Plant Systems & Services Corp. (d)	14,100	206,171
Toshiba TEC Corp. (a)	13,000	72,820
Tosho Co., Ltd.	2,400	101,999

Japan—(Continued)
Tosho Printing Co., Ltd.	14,000	64,302
Totetsu Kogyo Co., Ltd.	8,400	241,373
Tottori Bank, Ltd. (The)	3,700	58,218
Toukei Computer Co., Ltd.	1,400	29,090
Tow Co., Ltd.	3,600	23,304
Towa Bank, Ltd. (The)	115,000	122,120
Towa Corp.	8,000	143,200
Towa Pharmaceutical Co., Ltd.	2,800	141,854
Toyo Construction Co., Ltd.	25,499	91,778
Toyo Corp.	9,600	87,299
Toyo Denki Seizo KK	3,200	48,883
Toyo Engineering Corp. (a)	38,000	95,410
Toyo Ink SC Holdings Co., Ltd.	76,000	366,688
Toyo Kanetsu KK	38,000	100,664
Toyo Kohan Co., Ltd.	16,000	55,575
Toyo Machinery & Metal Co., Ltd.	7,800	38,613
Toyo Securities Co., Ltd.	23,000	53,274
Toyo Sugar Refining Co., Ltd.	9,000	9,388
Toyo Tanso Co., Ltd.	4,600	77,196
Toyo Tire & Rubber Co., Ltd.	2,900	52,356
Toyo Wharf & Warehouse Co., Ltd.	25,000	40,927
Toyobo Co., Ltd.	332,000	576,298
TPR Co., Ltd.	7,300	240,351
Trancom Co., Ltd.	2,300	119,083
Transcosmos, Inc. (a)	7,700	181,257
Trusco Nakayama Corp.	12,600	292,471
Trust Tech, Inc.	3,000	52,522
TS Tech Co., Ltd.	2,600	70,104
TSI Holdings Co., Ltd.	28,205	203,781
Tsubakimoto Chain Co.	45,000	376,217
Tsubakimoto Kogyo Co., Ltd.	8,000	29,437
Tsudakoma Corp. (a)	16,000	24,185
Tsugami Corp.	22,000	146,566
Tsukada Global Holdings, Inc.	7,200	39,048
Tsukamoto Corp. Co., Ltd.	21,000	23,411
Tsukishima Kikai Co., Ltd.	8,600	91,006
Tsukuba Bank, Ltd.	34,500	96,946
Tsukui Corp.	18,800	111,352
Tsumura & Co.	6,600	207,166
Tsurumi Manufacturing Co., Ltd.	6,100	89,429
Tsutsumi Jewelry Co., Ltd.	3,200	59,824
TTK Co., Ltd.	4,000	18,367
TV Tokyo Holdings Corp.	3,700	84,737
TYK Corp.	6,000	11,314
U-Shin, Ltd. (a)	8,400	55,233
UACJ Corp. (d)	106,850	281,076
Ube Industries, Ltd.	215,000	486,894
Uchida Yoko Co., Ltd.	4,200	97,363
Ueki Corp.	11,000	25,330
UKC Holdings Corp.	5,000	92,186
Ulvac, Inc.	13,000	607,694
Uniden Holdings Corp. (a)	25,000	40,928
Union Tool Co.	3,400	106,744
Unipres Corp.	13,900	291,128
United Arrows, Ltd.	6,000	182,098
United Super Markets Holdings, Inc.	20,700	189,462
Unitika, Ltd. (a)	156,000	130,637

BHFTII-81

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Universal Entertainment Corp.	3,000	$95,968
Unizo Holdings Co., Ltd.	3,800	93,741
Ushio, Inc.	39,000	494,268
UT Group Co., Ltd. (a)	9,800	127,635
Utoc Corp.	5,100	19,188
V Technology Co., Ltd.	800	123,262
Valor Holdings Co., Ltd.	11,800	278,880
Vector, Inc. (a)	1,200	14,560
VeriServe Corp.	500	12,780
Village Vanguard Co., Ltd.	2,300	22,629
Vital KSK Holdings, Inc.	14,200	131,976
Vitec Holdings Co., Ltd.	3,700	44,950
Voyage Group, Inc.	1,500	24,275
VT Holdings Co., Ltd.	24,300	126,481
W-Scope Corp. (d)	3,600	52,983
Wacoal Holdings Corp.	29,000	358,505
Wakachiku Construction Co., Ltd.	46,000	60,428
Wakamoto Pharmaceutical Co., Ltd.	9,000	20,961
Wakita & Co., Ltd.	15,300	145,733
Warabeya Nichiyo Holdings Co., Ltd.	5,000	115,929
WATAMI Co., Ltd.	7,600	85,195
Weathernews, Inc.	2,100	68,189
Wellnet Corp.	4,600	56,103
West Holdings Corp.	7,200	53,785
WirelessGate, Inc.	1,000	13,445
Wood One Co., Ltd.	19,000	49,080
Wowow, Inc.	2,200	76,359
Xebio Holdings Co., Ltd.	8,700	135,078
Y. A. C. Co., Ltd.	3,900	49,890
Yachiyo Industry Co., Ltd.	3,900	44,662
Yahagi Construction Co., Ltd.	10,900	96,430
Yaizu Suisankagaku Industry Co., Ltd.	4,400	50,908
YAMABIKO Corp.	12,800	150,418
Yamagata Bank, Ltd. (The) (d)	52,000	227,029
Yamaichi Electronics Co., Ltd.	8,200	121,745
Yamanashi Chuo Bank, Ltd. (The)	66,000	295,999
Yamatane Corp.	3,400	46,423
Yamato Corp.	9,000	45,965
Yamato International, Inc.	6,700	25,101
Yamato Kogyo Co., Ltd.	1,800	46,557
Yamaya Corp.	1,150	17,278
Yamazawa Co., Ltd.	1,000	16,273
Yamazen Corp.	19,500	176,083
Yaoko Co., Ltd.	5,200	198,196
Yashima Denki Co., Ltd.	7,500	44,928
Yasuda Logistics Corp.	7,400	49,857
Yellow Hat, Ltd.	5,800	134,597
Yodogawa Steel Works, Ltd.	7,600	206,626
Yokogawa Bridge Holdings Corp.	12,800	148,356
Yokohama Reito Co., Ltd.	16,800	167,112
Yokowo Co., Ltd.	6,300	78,151
Yomeishu Seizo Co., Ltd.	3,000	56,545
Yomiuri Land Co., Ltd.	13,000	50,286
Yondenko Corp.	8,000	31,507
Yondoshi Holdings, Inc.	4,600	102,370
Yorozu Corp.	7,900	121,810
Yoshinoya Holdings Co., Ltd.	13,600	197,931

Japan—(Continued)
Yuasa Funashoku Co., Ltd.	13,000	35,406
Yuasa Trading Co., Ltd.	6,700	185,982
Yuken Kogyo Co., Ltd.	17,000	34,504
Yuki Gosei Kogyo Co., Ltd.	6,000	16,519
Yumeshin Holdings Co., Ltd.	10,100	73,773
Yurtec Corp.	12,000	82,720
Yusen Logistics Co., Ltd.	7,100	71,660
Yushiro Chemical Industry Co., Ltd.	3,700	45,797
Yutaka Giken Co., Ltd.	600	13,197
Zappallas, Inc. (a)	4,900	22,084
Zenrin Co., Ltd.	7,900	168,434
ZERIA Pharmaceutical Co., Ltd.	9,200	141,758
Zojirushi Corp. (d)	9,800	142,283
Zuiko Corp.	1,000	36,645
Zuken, Inc.	7,200	88,361

		164,757,404

Liechtenstein—0.0%
VP Bank AG	358	41,280

Luxembourg—0.1%
B&M European Value Retail S.A.	136,852	512,265
L’Occitane International S.A.	54,000	109,758

		622,023

Macau—0.0%
Macau Legend Development, Ltd. (a)	359,000	64,224

Malta—0.1%
Kindred Group plc	77,749	804,938

Netherlands—2.6%
Aalberts Industries NV	34,547	1,289,611
Accell Group	10,956	299,629
AMG Advanced Metallurgical Group NV	12,258	283,969
Amsterdam Commodities NV	6,535	163,795
APERAM S.A. (d)	21,182	1,058,237
Arcadis NV (d)	33,193	523,404
ASM International NV	19,662	1,103,307
BE Semiconductor Industries NV	20,554	837,982
Beter Bed Holding NV	5,373	88,545
BinckBank NV	28,201	144,046
Boskalis Westminster	18,250	629,355
Brack Capital Properties NV	1,353	126,968
Brunel International NV	9,034	146,933
Corbion NV	20,382	557,633
Delta Lloyd NV	179,865	1,024,998
Euronext NV	13,262	579,307
Flow Traders	1,749	55,097
Fugro NV (a)	18,901	295,000
Gemalto NV	12,688	708,698
Heijmans NV (a) (d)	11,179	85,555
Hunter Douglas NV	2,423	162,816
IMCD Group NV	4,949	242,880
KAS Bank NV	6,580	68,374
Kendrion NV	3,947	126,084

BHFTII-82

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Netherlands—(Continued)
Koninklijke BAM Groep NV	115,348	$622,688
Koninklijke Vopak NV	6,562	286,422
Nederland Apparatenfabriek	2,241	93,042
OCI NV (a)	1,097	21,084
Ordina NV (a)	44,115	73,867
PostNL NV (a)	162,817	768,936
QIAGEN NV (a)	49,475	1,436,142
Refresco Group NV	662	10,070
SBM Offshore NV	72,035	1,182,796
Sligro Food Group NV	10,629	400,269
SNS REAAL NV (a) (b) (c)	105,329	0
STMicroelectronics NV	37,151	568,596
Telegraaf Media Groep NV (d)	13,542	89,303
TKH Group NV	13,932	597,697
TomTom NV (a)	51,405	500,534
Van Lanschot NV	45	1,076
Wessanen	35,515	479,741

		17,734,486

New Zealand—1.0%
a2 Milk Co., Ltd. (a)	134,580	281,668
Abano Healthcare Group, Ltd.	880	5,305
Air New Zealand, Ltd.	205,023	353,446
Briscoe Group, Ltd.	13,123	40,112
Chorus, Ltd.	123,027	371,665
Contact Energy, Ltd.	88,793	314,620
Ebos Group, Ltd.	37,883	484,511
Fisher & Paykel Healthcare Corp., Ltd.	8,668	58,889
Freightways, Ltd.	61,668	323,838
Genesis Energy, Ltd.	64,870	94,530
Gentrack Group, Ltd.	6,656	18,190
Hallenstein Glasson Holdings, Ltd.	19,012	47,316
Heartland Bank, Ltd.	72,313	83,137
Infratil, Ltd.	212,874	433,098
Kathmandu Holdings, Ltd.	23,984	33,276
Mainfreight, Ltd.	34,644	548,652
Methven, Ltd.	19,898	16,615
Metlifecare, Ltd.	34,148	146,668
Metro Performance Glass, Ltd.	8,816	8,027
New Zealand Oil & Gas, Ltd.	131,264	54,292
New Zealand Refining Co., Ltd. (The)	27,432	45,761
NZME, Ltd.	71,247	46,280
NZX, Ltd.	98,289	74,394
Opus International Consultants, Ltd.	4,000	2,670
Pacific Edge, Ltd. (a)	17,353	7,057
PGG Wrightson, Ltd.	58,545	21,754
Port of Tauranga, Ltd.	135,672	396,306
Restaurant Brands New Zealand, Ltd.	61,567	234,714
Rubicon, Ltd. (a)	9,922	1,666
Ryman Healthcare, Ltd.	3,167	18,582
Sanford, Ltd.	314	1,617
Scales Corp., Ltd.	7,570	18,400
Skellerup Holdings, Ltd.	29,759	31,207
SKY Network Television, Ltd.	114,579	312,422
SKYCITY Entertainment Group, Ltd.	261,258	756,412
Summerset Group Holdings, Ltd.	25,600	92,688

New Zealand—(Continued)
Tilt Renewables, Ltd.	13,980	20,977
Tourism Holdings, Ltd.	4,866	12,781
TOWER, Ltd.	59,836	52,793
Trade Me Group, Ltd.	117,080	419,515
Trustpower, Ltd.	13,980	45,079
Vector, Ltd.	130,306	292,334
Vista Group International, Ltd.	7,356	30,837
Warehouse Group, Ltd. (The)	48,253	78,137
Xero, Ltd. (a)	18,888	261,858
Z Energy, Ltd.	30,805	150,172

		7,144,268

Norway—0.8%
ABG Sundal Collier Holding ASA	112,462	71,350
AF Gruppen ASA	945	16,887
Akastor ASA (a)	21,838	32,923
Aker ASA - A Shares	1,245	48,145
Aker Solutions ASA (a)	27,627	166,192
American Shipping Co. ASA (a)	12,027	40,059
Atea ASA (a)	22,644	266,343
Austevoll Seafood ASA	29,238	214,605
Biotec Pharmacon ASA (a)	10,494	11,344
Bonheur ASA	10,311	88,447
Borregaard ASA	16,711	187,367
BW LPG, Ltd.	9,789	49,799
BW Offshore, Ltd. (a)	29,311	71,787
Deep Sea Supply plc (a)	40,102	5,793
DNO ASA (a)	140,550	118,675
Ekornes ASA	11,636	146,396
Fred Olsen Energy ASA (a)	4,442	14,595
Frontline, Ltd.	10,258	68,631
Grieg Seafood ASA	11,731	87,977
Hexagon Composites ASA (a)	24,991	79,756
Hoegh LNG Holdings, Ltd.	13,626	139,315
Kongsberg Automotive ASA (a)	185,093	126,097
Kvaerner ASA (a)	92,750	116,751
Nordic Semiconductor ASA (a)	44,887	163,384
Norske Skogindustrier ASA (a) (d)	121,097	32,139
Norwegian Air Shuttle ASA (a) (d)	8,166	224,978
Norwegian Property ASA	11,843	13,768
Ocean Yield ASA	5,643	40,051
Odfjell SE - A Shares (a)	1,949	7,622
Olav Thon Eiendomsselskap ASA	1,502	28,163
Opera Software ASA (a)	21,316	100,051
Petroleum Geo-Services ASA (a)	61,434	162,851
PhotoCure ASA (a)	5,477	22,262
ProSafe SE (a)	3,505	13,801
Protector Forsikring ASA	13,480	100,074
Q-Free ASA (a)	24,256	22,006
REC Silicon ASA (a) (d)	643,607	76,965
Scatec Solar ASA	12,027	53,599
Selvaag Bolig ASA	3,405	14,544
Sevan Marine ASA (a)	16,466	30,489
Solstad Offshore ASA (a)	5,981	8,183
Songa Offshore (a)	3,180	11,039
SpareBank 1 SMN	40,946	317,315

BHFTII-83

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Norway—(Continued)
SpareBank 1 SR Bank ASA	7,986	$59,767
Stolt-Nielsen, Ltd.	5,818	99,067
TGS Nopec Geophysical Co. ASA	14,000	296,258
Tomra Systems ASA	37,589	411,536
Treasure ASA (a)	21,003	38,639
Veidekke ASA	49,276	648,594
Wilh Wilhelmsen ASA (a)	21,003	102,781
Wilh Wilhelmsen Holding ASA - Class A	4,777	126,189
XXL ASA	17,225	187,638

		5,582,987

Philippines—0.0%
Del Monte Pacific, Ltd.	77,636	18,870

Portugal—0.3%
Altri SGPS S.A.	41,235	184,324
Banco Comercial Portugues S.A. (a)	2,143,248	448,405
Banco Espirito Santo S.A. (a) (b) (c)	89,078	0
CTT-Correios de Portugal S.A.	5,621	30,770
Mota-Engil SGPS S.A.	40,942	82,727
Navigator Co. S.A. (The)	131,380	527,246
NOS SGPS S.A.	73,113	398,590
Novabase SGPS S.A.	7,827	25,257
REN - Redes Energeticas Nacionais SGPS S.A.	94,602	284,675
Semapa-Sociedade de Investimento e Gestao	3,197	48,813
Sonae SGPS S.A. (a)	280,308	283,079
Teixeira Duarte S.A.	59,382	15,231

		2,329,117

Singapore—1.3%
Abterra, Ltd. (a)	51,720	12,941
Accordia Golf Trust	47,600	25,017
Ascendas India Trust	94,500	76,029
ASL Marine Holdings, Ltd. (a)	52,500	5,183
Baker Technology, Ltd.	33,200	17,448
Banyan Tree Holdings, Ltd. (a)	155,000	53,757
Bonvests Holdings, Ltd.	18,000	17,243
Boustead Projects, Ltd. (a)	24,607	15,215
Boustead Singapore, Ltd.	82,025	51,016
Breadtalk Group, Ltd.	37,000	35,449
Broadway Industrial Group, Ltd.	156,399	18,443
Bukit Sembawang Estates, Ltd.	72,000	312,544
Centurion Corp., Ltd.	38,000	11,409
China Aviation Oil Singapore Corp., Ltd.	108,400	118,253
Chip Eng Seng Corp., Ltd.	157,000	81,932
Chuan Hup Holdings, Ltd.	125,000	23,723
Cosco Corp. Singapore, Ltd. (a)	477,000	105,708
Creative Technology, Ltd. (a)	22,600	18,273
CSE Global, Ltd.	197,000	74,685
CW Group Holdings, Ltd.	106,000	19,089
CWT, Ltd.	81,000	115,813
Delfi, Ltd.	66,000	103,871
DMX Technologies Group, Ltd. (a) (b) (c)	186,000	2,713
Dyna-Mac Holdings, Ltd. (a)	98,000	12,747
Elec & Eltek International Co., Ltd.	23,000	28,175
Ezion Holdings, Ltd. (a)	516,229	131,022

Singapore—(Continued)
Ezra Holdings, Ltd. (a) (b)	1,000,703	7,869
Far East Orchard, Ltd.	74,044	87,601
First Resources, Ltd.	86,700	120,242
First Sponsor Group, Ltd.	8,628	8,204
Food Empire Holdings, Ltd. (a)	54,000	22,398
Fragrance Group, Ltd.	752,800	90,945
Frasers Centrepoint, Ltd.	29,000	35,981
Gallant Venture, Ltd. (a)	126,000	15,859
Geo Energy Resources, Ltd. (a)	155,000	37,675
GK Goh Holdings, Ltd.	12,000	7,621
GL, Ltd.	188,000	104,187
Global Premium Hotels, Ltd. (a)	73,200	18,837
Golden Agri-Resources, Ltd.	882,200	242,592
GSH Corp., Ltd.	108,400	42,234
GuocoLand, Ltd.	28,000	37,042
Halcyon Agri Corp., Ltd. (a)	188,713	87,713
Hanwell Holdings, Ltd. (a)	19,000	4,618
Haw Par Corp., Ltd.	12,600	90,255
Hi-P International, Ltd.	99,500	45,187
Hiap Hoe, Ltd.	58,000	29,654
Ho Bee Land, Ltd.	87,000	141,245
Hong Fok Corp., Ltd.	146,740	83,923
Hong Leong Asia, Ltd.	41,000	37,298
Hotel Grand Central, Ltd.	1,000	1,015
Hour Glass, Ltd. (The)	129,000	61,328
Hwa Hong Corp., Ltd.	138,000	32,453
Hyflux, Ltd.	179,500	73,143
IGG, Inc.	167,000	231,973
Indofood Agri Resources, Ltd.	152,000	56,504
Japfa, Ltd.	38,500	22,432
k1 Ventures, Ltd.	80,800	43,322
Kenon Holdings, Ltd. (a)	2,312	26,690
Keppel Infrastructure Trust	549,659	200,297
Keppel Telecommunications & Transportation, Ltd.	44,000	56,312
Koh Brothers Group, Ltd.	97,000	20,120
Lian Beng Group, Ltd.	157,000	59,504
Low Keng Huat Singapore, Ltd.	122,600	56,469
Lum Chang Holdings, Ltd.	115,000	29,607
M1, Ltd.	89,500	136,206
Metro Holdings, Ltd.	141,600	119,518
Mewah International, Inc.	110,000	26,731
Midas Holdings, Ltd.	452,000	75,984
Nam Cheong, Ltd. (a)	321,000	6,197
NSL, Ltd.	15,000	18,928
Olam International, Ltd.	45,700	62,726
Overseas Union Enterprise, Ltd.	129,200	197,657
Oxley Holdings, Ltd.	155,000	61,541
Pan-United Corp., Ltd.	43,000	21,211
Penguin International, Ltd.	64,333	12,417
Q&M Dental Group Singapore, Ltd.	41,800	20,792
QAF, Ltd.	86,667	86,496
Raffles Education Corp., Ltd. (a)	384,774	57,756
Raffles Medical Group, Ltd.	147,006	148,719
RHT Health Trust	84,400	53,697
Rickmers Maritime (a) (b) (c)	110,000	1,533
Riverstone Holdings, Ltd.	40,000	24,735
Rotary Engineering, Ltd.	85,000	24,003

BHFTII-84

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Roxy-Pacific Holdings, Ltd.	85,750	$31,623
SATS, Ltd.	100,500	350,684
SBS Transit, Ltd.	40,500	74,411
Sembcorp Industries, Ltd.	125,400	285,275
Sembcorp Marine, Ltd.	39,300	53,803
Sheng Siong Group, Ltd.	133,900	90,477
SHS Holdings, Ltd.	47,000	7,561
SIA Engineering Co., Ltd.	44,300	116,882
SIIC Environment Holdings, Ltd. (a)	167,400	66,416
Sinarmas Land, Ltd.	694,000	243,300
Sing Holdings, Ltd.	82,000	21,117
Singapore Post, Ltd.	281,700	273,878
Singapore Reinsurance Corp., Ltd.	1,000	225
Sino Grandness Food Industry Group, Ltd.	199,272	34,189
Stamford Land Corp., Ltd.	278,000	107,339
StarHub, Ltd.	101,900	209,315
Sunningdale Tech, Ltd.	60,600	71,481
Super Group, Ltd.	143,000	133,405
Swiber Holdings, Ltd. (a) (b) (c)	117,749	3,443
Tuan Sing Holdings, Ltd.	169,000	40,923
UMS Holdings, Ltd.	93,000	56,864
United Engineers, Ltd.	138,000	281,162
United Industrial Corp., Ltd.	13,600	30,047
United Overseas Insurance, Ltd.	4,000	14,869
UOB-Kay Hian Holdings, Ltd.	131,440	131,082
UOL Group, Ltd.	53,000	264,293
UPP Holdings, Ltd.	46,000	9,537
Venture Corp., Ltd.	97,000	795,509
Vibrant Group, Ltd.	47,600	13,100
Vicom, Ltd.	2,000	8,282
Wee Hur Holdings, Ltd.	85,000	14,891
Wheelock Properties Singapore, Ltd.	58,000	77,329
Wing Tai Holdings, Ltd.	159,621	215,103
Yeo Hiap Seng, Ltd.	19,712	19,587
Yongnam Holdings, Ltd. (a)	241,875	35,447

		9,197,743

Spain—2.2%
Acciona S.A.	7,188	575,734
Acerinox S.A.	70,013	980,296
Adveo Group International S.A.	6,292	28,636
Alantra Partners S.A.	3,678	40,119
Almirall S.A.	20,336	330,203
Amper S.A. (a)	186,713	60,807
Applus Services S.A.	17,445	209,644
Atresmedia Corp. de Medios de Comunicacion S.A.	21,362	269,819
Azkoyen S.A.	1,608	12,625
Baron de Ley (a)	1,139	137,365
Bolsas y Mercados Espanoles S.A.	27,936	926,859
Caja de Ahorros del Mediterraneo (a) (b) (c)	14,621	0
Cellnex Telecom S.A.	22,587	371,890
Cia de Distribucion Integral Logista Holdings S.A.	2,391	55,465
Cie Automotive S.A.	17,266	340,394
Construcciones y Auxiliar de Ferrocarriles S.A.	5,880	224,881
Distribuidora Internacional de Alimentacion S.A.	184,598	1,067,545

Spain—(Continued)
Duro Felguera S.A. (a) (d)	27,756	36,606
Ebro Foods S.A.	25,801	521,596
Elecnor S.A.	11,262	111,978
Ence Energia y Celulosa S.A	61,968	191,049
Ercros S.A. (a)	60,314	203,333
Euskaltel S.A.	1,702	17,431
Faes Farma S.A.	155,476	554,805
Fluidra S.A.	12,850	68,208
Gamesa Corp. Tecnologica S.A.	69,346	1,640,911
Grupo Catalana Occidente S.A.	21,149	750,851
Grupo Ezentis S.A. (a)	39,717	30,478
Iberpapel Gestion S.A.	612	19,469
Indra Sistemas S.A. (a)	39,802	507,306
Inmobiliaria Colonial S.A.	34,172	254,882
Laboratorios Farmaceuticos Rovi S.A.	5,377	83,905
Liberbank S.A. (a)	9,453	12,162
Mediaset Espana Comunicacion S.A.	49,361	635,677
Melia Hotels International S.A.	21,300	293,123
Miquel y Costas & Miquel S.A.	7,469	210,730
NH Hotel Group S.A. (a)	69,951	329,834
Obrascon Huarte Lain S.A. (d)	35,775	163,817
Papeles y Cartones de Europa S.A.	21,436	147,726
Pescanova S.A. (a) (b) (c)	7,446	0
Pharma Mar S.A. (a)	72,263	229,734
Prim S.A.	3,013	31,082
Promotora de Informaciones S.A. - Class A (a)	13,933	64,063
Prosegur Cia de Seguridad S.A.	54,905	329,551
Quabit Inmobiliaria S.A. (a)	12,404	29,324
Realia Business S.A. (a)	112,366	113,715
Sacyr S.A. (a)	107,800	267,835
Solaria Energia y Medio Ambiente S.A. (a)	19,439	22,396
Talgo S.A. (a)	7,525	41,728
Tecnicas Reunidas S.A.	11,115	438,145
Tecnocom Telecomunicaciones y Energia S.A.	13,592	66,624
Tubacex S.A.	28,250	89,087
Tubos Reunidos S.A. (a) (d)	21,752	23,296
Vidrala S.A.	7,952	413,222
Viscofan S.A.	14,797	765,086
Vocento S.A. (a)	10,923	16,488
Zardoya Otis S.A.	9,760	90,167

		15,449,702

Sweden—3.0%
AAK AB	11,380	749,313
Acando AB	32,705	112,226
AddLife AB (a)	8,096	149,536
AddNode Group AB	1,849	13,879
AddTech AB - B Shares	25,912	428,979
AF AB - B Shares	24,002	496,574
Arise AB (a)	4,852	9,102
Atrium Ljungberg AB - B Shares	6,009	91,506
Avanza Bank Holding AB	7,660	288,144
Axactor AB (a)	126,649	33,508
B&B Tools AB - B Shares	12,796	274,185
BE Group AB (a)	1,962	10,267
Beijer Alma AB	9,404	250,569

BHFTII-85

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
Beijer Electronics AB	5,229	$22,579
Beijer Ref AB	6,792	175,893
Betsson AB (a)	27,465	238,916
Bilia AB - A Shares	18,106	373,674
BillerudKorsnas AB	8,804	142,076
BioGaia AB - B Shares	5,094	189,957
Biotage AB	15,339	72,584
Bjorn Borg AB	9,936	40,917
Bonava AB (a)	928	13,568
Bonava AB - B Shares (a)	684	9,994
Bulten AB	2,144	26,859
Bure Equity AB	17,448	190,957
Byggmax Group AB	18,326	125,771
Catena AB	950	13,997
Clas Ohlson AB - B Shares	16,271	254,672
Cloetta AB - B Shares	92,493	365,353
Com Hem Holding AB	7,445	85,357
Concentric AB	21,708	332,686
Concordia Maritime AB - B Shares	4,217	6,776
Dios Fastigheter AB	31,852	156,290
Doro AB (a)	3,391	20,332
Duni AB	15,028	219,830
East Capital Explorer AB	7,088	57,151
Fabege AB (d)	48,889	777,644
Fagerhult AB	6,390	231,168
Granges AB	10,033	91,823
Gunnebo AB	12,816	64,099
Haldex AB	17,698	235,526
Hemfosa Fastigheter AB	14,975	133,756
HIQ International AB (a)	23,043	166,481
Hoist Finance AB	3,141	27,506
Holmen AB - B Shares	15,352	597,339
Hufvudstaden AB - A Shares	15,492	229,607
Indutrade AB	26,721	509,362
Intrum Justitia AB (d)	21,993	821,723
Inwido AB	3,779	45,465
ITAB Shop Concept AB - Class B	1,944	15,384
JM AB	23,748	749,771
KappAhl AB	29,980	154,910
Karo Pharma AB (a)	17,354	62,751
Klovern AB - B Shares	114,185	113,747
Know It AB	9,489	125,497
Kungsleden AB	47,047	269,621
Kungsleden AB (a)	9,409	53,552
Lagercrantz Group AB - B Shares	24,681	239,878
Lindab International AB	21,316	181,100
Loomis AB - Class B	25,196	797,446
Medivir AB - B Shares (a)	10,470	82,084
Mekonomen AB	9,225	181,772
Modern Times Group MTG AB - B Shares	9,830	328,596
MQ Holding AB	9,112	33,856
Mycronic AB	38,874	398,342
NCC AB - B Shares (d)	10,921	269,966
Nederman Holding AB	932	24,092
Net Insight AB - Class B (a)	98,083	78,795
NetEnt AB (a)	45,991	368,891
New Wave Group AB - B Shares	15,773	110,122

Sweden—(Continued)
Nobia AB	43,387	445,692
Nolato AB - B Shares	9,452	281,403
OEM International AB - B Shares	498	10,783
Pandox AB	2,349	35,888
Peab AB	53,219	508,512
Pricer AB - B Shares	32,212	42,723
Proact IT Group AB	4,203	82,553
Probi AB	826	38,589
Ratos AB - B Shares (d)	40,725	191,618
RaySearch Laboratories AB	4,401	115,066
Recipharm AB - B Shares	2,485	34,418
Rezidor Hotel Group AB	37,700	143,892
Saab AB - Class B	5,814	245,461
Sagax AB - Class B	14,540	139,149
SAS AB (a)	30,409	48,585
Scandi Standard AB	6,479	39,405
Sectra AB - B Shares (a)	4,644	82,921
Semcon AB	5,540	35,551
SkiStar AB	9,076	168,743
SSAB AB (Helsinki Exchange) - A Shares (a)	27,650	109,210
SSAB AB (Helsinki Exchange) - B Shares (a) (d)	156,539	510,386
SSAB AB (Stockholm Exchange) - A Shares (a)	54,482	215,962
SSAB AB (Stockholm Exchange) - B Shares (a)	112,731	370,135
Sweco AB - B Shares	29,847	680,654
Systemair AB	4,286	71,063
Thule Group AB	14,376	241,314
Transcom Worldwide AB	1,837	17,938
Victoria Park AB - B Shares	9,093	23,923
Vitrolife AB	4,321	206,881
Wallenstam AB - B Shares	64,604	520,887
Wihlborgs Fastigheter AB	28,117	533,161

		20,808,115

Switzerland—5.2%
Allreal Holding AG (a)	3,866	631,439
ALSO Holding AG (a)	144	17,698
APG SGA S.A.	468	218,311
Arbonia AG (a) (d)	10,560	178,708
Aryzta AG (a)	11,588	371,954
Ascom Holding AG	13,341	235,786
Autoneum Holding AG	1,411	414,606
Bachem Holding AG - Class B	1,074	126,908
Baloise Holding AG	958	131,888
Bank Coop AG	2,772	126,621
Banque Cantonale de Geneve	750	117,184
Banque Cantonale Vaudoise	739	509,811
Basler Kantonalbank	130	9,396
Belimo Holding AG	215	751,478
Bell AG	560	232,388
Bellevue Group AG (a)	3,322	55,887
Berner Kantonalbank AG	1,950	358,947
BFW Liegenschaften AG (a)	528	24,033
BKW AG	4,798	259,386
Bobst Group S.A.	5,037	464,757
Bossard Holding AG - Class A (a)	2,245	401,640
Bucher Industries AG	2,604	761,733
Burckhardt Compression Holding AG	1,124	304,386

BHFTII-86

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Burkhalter Holding AG	1,291	$193,348
Calida Holding AG (a)	2,002	78,703
Carlo Gavazzi Holding AG	48	13,848
Cembra Money Bank AG (a)	4,192	346,378
Cham Paper Holding AG (a)	113	42,876
Cicor Technologies, Ltd. (a)	644	25,971
Cie Financiere Tradition S.A.	557	55,443
Clariant AG (a)	41,461	783,220
Coltene Holding AG	1,326	105,462
Conzzeta AG	292	259,622
Daetwyler Holding AG	2,920	450,218
DKSH Holding AG	2,596	200,863
dormakaba Holding AG (a)	1,085	863,431
Edmond de Rothschild Suisse S.A.	3	47,904
EFG International AG (a)	20,307	125,241
Emmi AG (a)	1,164	793,294
Energiedienst Holding AG	3,017	79,263
Feintool International Holding AG (a)	684	80,457
Fenix Outdoor International AG	883	85,603
FIH Mobile, Ltd.	214,000	83,452
Flughafen Zuerich AG	7,026	1,497,836
Forbo Holding AG (a)	521	797,568
GAM Holding AG (a)	68,723	847,419
Georg Fischer AG	1,395	1,268,999
Gurit Holding AG (a)	240	207,527
Helvetia Holding AG	2,402	1,330,988
Hiag Immobilien Holding AG (a)	891	98,111
Highlight Communications AG (a)	7,829	44,279
HOCHDORF Holding AG (a)	174	52,508
Huber & Suhner AG	5,559	361,315
Implenia AG	7,145	501,549
Inficon Holding AG (a)	688	341,429
Interroll Holding AG	253	290,530
Intershop Holding AG	418	207,832
IWG plc	206,169	822,868
Jungfraubahn Holding AG	85	8,161
Kardex AG (a)	2,548	248,954
Komax Holding AG	1,321	321,175
Kudelski S.A.	13,221	216,482
LEM Holding S.A.	279	260,156
Liechtensteinische Landesbank AG	2,973	147,219
Logitech International S.A.	59,506	1,893,132
Luzerner Kantonalbank AG	1,489	630,333
MCH Group AG	831	58,074
Metall Zug AG - B Shares	66	263,384
Meyer Burger Technology AG (a)	24,493	20,710
Mikron Holding AG (a)	474	2,816
Mobilezone Holding AG	10,014	158,453
Mobimo Holding AG (a)	2,998	775,961
OC Oerlikon Corp. AG (a)	74,629	797,420
Orascom Development Holding AG (a)	5,250	28,362
Orell Fuessli Holding AG	428	56,147
Oriflame Holding AG	4,387	175,416
Orior AG	2,240	160,345
Panalpina Welttransport Holding AG	2,641	318,858
Phoenix Mecano AG	316	162,447
Plazza AG - Class A	292	65,882

Switzerland—(Continued)
PSP Swiss Property AG	9,560	869,987
Rieter Holding AG (a)	1,344	282,717
Romande Energie Holding S.A.	111	139,070
Schaffner Holding AG (a)	238	64,210
Schmolz & Bickenbach AG (a)	161,565	124,228
Schweiter Technologies AG	381	422,142
Siegfried Holding AG (a)	1,665	438,409
St. Galler Kantonalbank AG	1,175	492,399
Sulzer AG	2,848	298,385
Sunrise Communications Group AG (a)	1,477	111,343
Swiss Prime Site AG (a)	3,399	299,176
Swissquote Group Holding S.A. (a)	3,968	107,368
Tamedia AG	904	139,077
Tecan Group AG	2,995	478,823
Temenos Group AG	19,016	1,508,670
U-Blox Holding AG (a)	2,262	497,962
Valiant Holding AG	5,102	542,985
Valora Holding AG	1,316	454,918
Vaudoise Assurances Holding S.A.	464	239,507
Vetropack Holding AG	88	164,814
Von Roll Holding AG (a)	7,038	5,130
Vontobel Holding AG	9,780	559,434
VZ Holding AG	318	87,379
Walliser Kantonalbank	1,160	97,357
Walter Meier AG	872	39,363
Warteck Invest AG	15	28,996
Ypsomed Holding AG (a)	1,609	306,091
Zehnder Group AG (a)	4,642	151,548
Zug Estates Holding AG - B Shares (a)	83	142,012
Zuger Kantonalbank AG	68	352,686

		36,306,373

United Arab Emirates—0.0%
Lamprell plc (a)	100,553	140,448

United Kingdom—15.4%
4imprint Group plc	7,338	164,215
888 Holdings plc	47,916	160,298
A.G. Barr plc	43,047	312,292
AA plc	96,328	320,535
Aberdeen Asset Management plc	24,859	82,290
Acacia Mining plc	56,954	319,650
Acal plc	17,866	50,351
Afren plc (a) (b) (c)	251,096	0
Aggreko plc	26,887	297,650
Air Partner plc	4,960	6,681
Aldermore Group plc (a)	6,451	17,971
Amec Foster Wheeler plc	99,456	663,667
Anglo Pacific Group plc	35,633	54,179
Anglo-Eastern Plantations plc	4,252	36,653
Arrow Global Group plc	27,741	124,161
Ashmore Group plc	105,606	467,758
Atrium European Real Estate, Ltd.	107,547	435,172
Auto Trader Group plc	87,711	431,120
AVEVA Group plc	4,501	109,808
Avon Rubber plc	10,973	132,183
Balfour Beatty plc	272,534	920,759

BHFTII-87

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
BBA Aviation plc	419,362	$1,601,404
Beazley plc	227,019	1,218,314
Bellway plc	55,252	1,872,448
Berendsen plc	63,707	582,570
BGEO Group plc	6,261	252,758
Bloomsbury Publishing plc	25,349	56,831
Bodycote plc	101,186	1,008,316
Booker Group plc	459,166	1,123,244
Bovis Homes Group plc	60,601	643,014
Braemar Shipping Services plc	7,120	23,054
Brewin Dolphin Holdings plc	136,293	532,134
Britvic plc	71,540	580,757
BTG plc (a)	51,257	377,178
Cairn Energy plc (a)	234,247	600,155
Cape plc	51,292	158,211
Capital & Counties Properties plc	46,906	170,778
Carclo plc (a)	16,990	28,524
Carillion plc (d)	169,977	474,949
Carr’s Group plc	15,540	26,384
Castings plc	1,484	8,831
Centamin plc	342,133	739,243
Centaur Media plc	92,526	48,251
Chemring Group plc (a)	123,138	296,285
Chesnara plc	58,648	264,176
Cineworld Group plc	70,599	586,023
City of London Investment Group plc	2,966	14,178
Clarkson plc	4,101	133,269
Close Brothers Group plc	58,401	1,126,103
CLS Holdings plc	4,071	90,329
Cobham plc	545,934	910,268
Communisis plc	57,478	39,610
Computacenter plc	33,426	312,281
Connect Group plc	113,354	191,431
Consort Medical plc	23,287	301,939
Costain Group plc	22,166	127,497
Countrywide plc	2,910	5,688
Cranswick plc	22,372	716,235
Crest Nicholson Holdings plc	18,352	124,979
Daejan Holdings plc	1,147	92,480
Daily Mail & General Trust plc - Class A	83,431	752,659
Dairy Crest Group plc	61,577	427,044
De La Rue plc	32,774	252,947
Debenhams plc	426,182	290,173
Dechra Pharmaceuticals plc	29,807	625,167
Devro plc	61,396	140,057
Dialight plc (a)	3,360	42,057
Dignity plc	22,395	667,693
Diploma plc	38,305	508,511
Domino’s Pizza Group plc	147,744	570,943
Drax Group plc	137,597	561,452
DS Smith plc	336,909	1,829,019
Dunelm Group plc	12,749	101,904
EI Group plc (a)	256,620	436,301
Electrocomponents plc	174,930	1,034,780
Elementis plc	171,004	620,283
EnQuest plc (a)	582,443	307,219
EnQuest plc (a)	38,556	20,294

United Kingdom—(Continued)
Essentra plc	78,989	519,617
esure Group plc	6,724	19,784
Euromoney Institutional Investor plc	14,736	196,723
Evraz plc (a)	60,200	163,153
FDM Group Holdings plc	1,458	13,487
Fenner plc	78,996	290,130
Ferrexpo plc	36,701	77,438
Fidessa Group plc	14,501	453,119
Findel plc (a)	17,439	43,907
Firstgroup plc (a)	412,049	681,507
Foxtons Group plc	51,116	61,651
Fuller Smith & Turner plc - Class A	7,667	95,717
G4S plc	27,804	106,009
Galliford Try plc	39,495	728,815
Gem Diamonds, Ltd.	35,552	41,748
Genus plc	26,031	562,633
Go-Ahead Group plc	12,021	259,633
Gocompare.Com Group plc (a)	15,908	17,936
Grafton Group plc	88,160	787,695
Grainger plc	65,581	202,226
Greene King plc	121,167	1,065,027
Greggs plc	41,552	542,563
Halfords Group plc	99,977	444,395
Halma plc	135,194	1,734,531
Hansard Global plc	2,566	2,926
Hays plc	439,356	862,546
Headlam Group plc	56,817	444,191
Helical plc	60,022	235,746
Henderson Group plc	414,124	1,207,593
Henry Boot plc	5,947	17,071
Hill & Smith Holdings plc	46,114	734,933
Hilton Food Group plc	5,520	44,686
Hiscox, Ltd.	106,215	1,456,456
Hochschild Mining plc	74,658	258,906
Hogg Robinson Group plc	72,262	62,967
HomeServe plc	112,845	799,391
Howden Joinery Group plc	194,200	1,056,095
Hunting plc	52,837	374,647
Huntsworth plc	31,310	17,289
IG Group Holdings plc	127,101	792,001
Imagination Technologies Group plc (a)	15,307	51,492
IMI plc	33,106	494,483
Inchcape plc	161,511	1,705,433
Indivior plc	173,858	701,651
Inmarsat plc	89,261	951,877
Intermediate Capital Group plc	26,473	234,966
International Personal Finance plc	79,366	162,519
Interserve plc	69,361	193,905
IP Group plc (a)	139,902	274,654
ITE Group plc	82,799	167,013
Jackpotjoy plc (a)	2,200	15,113
James Fisher & Sons plc	20,005	400,041
Jardine Lloyd Thompson Group plc	46,166	654,748
JD Sports Fashion plc	168,830	814,489
JD Wetherspoon plc	38,521	456,460
John Menzies plc	24,573	208,710
John Wood Group plc	122,821	1,172,198

BHFTII-88

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Jupiter Fund Management plc	117,655	$626,878
KAZ Minerals plc (a)	44,157	252,198
Kcom Group plc	240,465	271,129
Keller Group plc	25,571	290,147
Kier Group plc	26,579	455,964
Ladbrokes Coral Group plc	312,983	506,646
Laird plc	140,241	268,867
Lancashire Holdings, Ltd.	67,933	572,700
Laura Ashley Holdings plc	25,157	4,650
Lonmin plc (a)	12,029	12,839
Lookers plc	131,372	211,091
Low & Bonar plc	37,972	34,423
LSL Property Services plc	11,741	30,749
Man Group plc	598,620	1,104,809
Marshalls plc	63,336	280,015
Marston’s plc	282,541	475,459
McBride plc (a)	87,417	216,501
McColl’s Retail Group plc	12,767	31,192
Mears Group plc	41,542	262,084
Meggitt plc	11,991	66,957
Melrose Industries plc	556,450	1,556,955
Millennium & Copthorne Hotels plc	69,703	385,395
Mitchells & Butlers plc	69,112	211,903
Mitie Group plc (d)	137,149	381,299
Moneysupermarket.com Group plc	143,669	594,754
Morgan Advanced Materials plc	113,848	442,065
Morgan Sindall Group plc	17,569	215,178
Mothercare plc (a)	51,119	74,458
N Brown Group plc	73,957	194,370
National Express Group plc	225,819	1,018,918
NCC Group plc	76,130	126,874
New World Resources plc - A Shares (a) (b) (c)	11,898	6
NEX Group plc	114,424	813,900
Norcros plc	4,097	7,785
Northgate plc	48,315	333,117
Novae Group plc	22,502	178,297
Ocado Group plc (a)	86,941	262,535
OneSavings Bank plc	14,286	72,401
Ophir Energy plc (a)	122,457	132,159
Oxford Instruments plc	13,946	143,305
Pagegroup plc	84,971	455,752
PayPoint plc	19,490	250,292
Pendragon plc	345,188	151,565
Pennon Group plc	139,688	1,542,593
Petra Diamonds, Ltd. (a)	172,115	287,467
Petrofac, Ltd.	30,916	356,364
Petropavlovsk plc (a)	192,556	17,611
Phoenix Group Holdings	51,559	482,921
Photo-Me International plc	49,810	98,497
Playtech plc	58,243	679,411
Polypipe Group plc	12,916	61,555
Porvair plc	4,494	29,280
Premier Foods plc (a)	334,879	184,609
Premier Oil plc (a) (d)	172,107	135,132
Punch Taverns plc (a)	16,132	35,338
PZ Cussons plc	102,110	410,404
QinetiQ Group plc	183,469	641,506

United Kingdom—(Continued)
Rank Group plc	29,633	77,577
Rathbone Brothers plc	21,429	642,355
Raven Russia, Ltd. (a)	80,649	55,596
REA Holdings plc (a)	1,120	4,560
Redrow plc	150,678	962,408
Renishaw plc	17,538	684,771
Renold plc (a)	64,766	45,642
Rentokil Initial plc	507,726	1,571,259
Restaurant Group plc (The)	63,027	263,357
Ricardo plc	13,452	146,924
Rightmove plc	30,801	1,539,037
RM plc	43,283	93,652
Robert Walters plc	14,599	79,762
Rotork plc	286,300	873,599
RPC Group plc	177,856	1,737,979
RPS Group plc	100,537	310,628
Saga plc	42,815	109,009
Savills plc	62,765	724,251
SDL plc	33,826	245,815
Senior plc	166,890	431,392
Sepura plc (a)	11,245	1,898
Serco Group plc (a)	96,155	139,158
Severfield plc	100,890	105,492
Shanks Group plc	221,260	264,975
SIG plc	252,797	353,138
Soco International plc	50,968	86,536
Spectris plc	44,465	1,393,240
Speedy Hire plc	205,988	136,803
Spirax-Sarco Engineering plc	22,020	1,317,134
Spirent Communications plc	240,086	358,992
Sportech plc (a)	20,264	25,738
SSP Group plc	49,415	257,985
St. Ives plc	36,663	24,352
St. Modwen Properties plc	89,779	366,046
Stagecoach Group plc	127,734	335,305
Stallergenes Greer plc (a)	569	19,353
SThree plc	33,106	130,217
Stobart Group, Ltd.	12,441	32,237
SuperGroup plc	18,185	338,753
Synthomer plc	102,899	613,329
TalkTalk Telecom Group plc (d)	151,305	357,815
Tate & Lyle plc	139,162	1,333,005
Ted Baker plc	8,726	301,426
Telecom Plus plc	21,749	326,295
Thomas Cook Group plc	438,591	470,115
Topps Tiles plc	83,374	101,551
TP ICAP plc	203,445	1,183,570
Trifast plc	15,629	41,914
Trinity Mirror plc	157,693	227,913
TT electronics plc	79,682	201,450
Tullow Oil plc (a)	283,543	833,326
U & I Group plc	54,856	115,001
UBM plc	98,172	941,374
Ultra Electronics Holdings plc	27,882	723,806
UNITE Group plc (The)	68,331	545,496
Vectura Group plc (a)	245,376	470,119
Vedanta Resources plc	28,343	288,312

BHFTII-89

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Vesuvius plc	97,752	$638,236
Victrex plc	29,970	714,502
Vitec Group plc (The)	10,351	103,030
Volex plc (a)	20,438	10,432
Vp plc	3,307	33,751
Weir Group plc (The)	18,886	454,019
WH Smith plc	53,179	1,182,128
William Hill plc	315,264	1,148,635
Wincanton plc	37,122	121,437
WS Atkins plc	34,945	674,886
Xaar plc	18,088	80,256
XP Power, Ltd.	4,116	108,698
ZPG plc	4,612	20,992

		107,487,668

Total Common Stocks (Cost $562,286,612)		690,665,359

Preferred Stocks—0.2%

Germany—0.2%
Biotest AG	3,558	67,645
Draegerwerk AG & Co. KGaA	1,122	115,397
FUCHS Petrolub SE	7,687	375,008
Jungheinrich AG	13,710	455,693
Sartorius AG	3,540	310,615
Sixt SE	554	22,580
Sto SE & Co. KGaA	102	10,556

Total Preferred Stocks (Cost $968,302)		1,357,494

Rights—0.0%

Australia—0.0%
Centrebet International, Ltd. (Litigation Units) (a) (c)	9,600	0
Cooper Energy, Ltd., Expires 04/21/17 (a)	116,163	0
Silver Chef, Ltd., Expires 04/12/17 (a)	686	0

		0

Austria—0.0%
Intercell AG (a) (b) (c)	24,163	0

Canada—0.0%
Epsilon Energy, Ltd., Expires 04/19/17 (a)	18,214	959

France—0.0%
Etablissements Maurel et Prom (a) (b)	27,199	0

Hong Kong—0.0%
Landing International Development, Ltd., Expires 04/19/17 (a)	10,925,000	5,623
New Times Energy Corp., Ltd., Expires 04/11/17 (a)	153,150	0

		5,623

United Kingdom—0.0%
Fortune Oil CVR (a) (b)	575,627	0
Laird plc, Expires 04/03/17 (a)	120,319	104,770

		104,770

Total Rights (Cost $115,528)		111,352

Warrants—0.0%

Canada—0.0%
Novelion Therapeutics, Inc., Expires 11/23/17 (a) (c)	51,000	0

Hong Kong—0.0%
Styland Holdings, Ltd., Expires 02/13/18 (a)	92,000	1,113

Switzerland—0.0%
BFW Liegenschaften AG, Expires 04/06/17 (a)	528	74

Total Warrants (Cost $979)		1,187

Short-Term Investment—0.2%

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $1,584,842 on 04/03/17, collateralized by $1,615,000 U.S. Treasury Note at 1.625% due 07/31/20 with a value of $1,617,558.	1,584,830	1,584,830

Total Short-Term Investments (Cost $1,584,830)		1,584,830

Securities Lending Reinvestments (e)—3.5%

Certificates of Deposit—2.0%
ABN AMRO Bank NV Zero Coupon, 05/05/17	199,423	199,836
Zero Coupon, 06/23/17	796,880	798,032
Bank of America N.A. 1.271%, 07/11/17 (f)	750,000	750,794
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (f)	250,000	250,121
Canadian Imperial Bank 1.392%, 10/27/17 (f)	200,000	200,241
Chiba Bank, Ltd., New York 1.100%, 04/07/17	400,000	400,004
Credit Agricole Corporate and Investment Bank 1.491%, 04/12/17 (f)	250,000	250,028
Credit Industriel et Commercial 1.440%, 04/05/17 (f)	200,000	200,009
Credit Suisse AG New York 1.511%, 04/03/17 (f)	200,000	200,003
1.581%, 04/11/17 (f)	300,000	300,025
1.581%, 05/12/17 (f)	250,000	250,076

BHFTII-90

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Danske Bank A/S London Zero Coupon, 05/12/17	249,276	$249,743
DNB NOR Bank ASA 1.279%, 07/28/17 (f)	200,000	200,088
ING Bank NV 1.461%, 04/18/17 (f)	250,000	250,107
KBC Bank NV 1.120%, 05/08/17	400,000	400,060
1.150%, 04/26/17	200,000	200,028
1.150%, 04/27/17	200,000	199,882
1.170%, 04/06/17	200,000	200,002
Mitsubishi UFJ Trust and Banking Corp. 1.134%, 09/01/17 (f)	500,000	499,971
1.581%, 04/11/17 (f)	200,000	200,024
Mizuho Bank, Ltd., New York 1.543%, 05/17/17	200,000	200,059
1.582%, 04/26/17 (f)	200,000	200,033
1.591%, 04/11/17 (f)	200,000	200,015
1.643%, 04/18/17 (f)	300,000	300,044
National Australia Bank London 1.338%, 11/09/17 (f)	500,000	499,185
Norinchukin Bank New York 1.346%, 08/21/17 (f)	1,000,000	1,000,313
Oversea-Chinese Banking Corp., Ltd. 1.000%, 06/01/17	1,000,000	999,967
Royal Bank of Canada New York 1.340%, 04/04/17 (f)	500,000	499,987
Sumitomo Bank New York 1.390%, 06/05/17 (f)	500,000	500,236
Sumitomo Mitsui Banking Corp., New York 1.534%, 04/07/17 (f)	250,000	250,015
Sumitomo Mitsui Trust Bank, Ltd. 1.120%, 05/08/17	250,000	250,038
Sumitomo Mitsui Trust Bank, Ltd., New York 1.308%, 08/16/17 (f)	300,000	300,141
1.558%, 04/10/17 (f)	200,000	200,025
1.572%, 04/26/17 (f)	500,000	500,165
Svenska Handelsbanken New York 1.508%, 05/18/17 (f)	500,000	500,258
Toronto Dominion Bank New York 1.221%, 03/13/18 (f)	500,000	499,824
UBS, Stamford 1.301%, 05/12/17 (f)	300,000	300,074
1.589%, 07/31/17 (f)	100,217	100,275
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (f)	200,000	200,327
1.452%, 04/26/17 (f)	200,000	200,053

		13,900,108

Commercial Paper—0.9%
Barton Capital S.A. 1.110%, 04/21/17	398,865	399,733
Commonwealth Bank Australia
1.174%, 03/01/18	250,000	250,102
1.389%, 10/23/17 (f)	500,000	500,611

Commercial Paper—(Continued)
Den Norske ASA 1.432%, 04/27/17 (f)	200,000	200,043
HSBC plc 1.442%, 04/25/17 (f)	500,000	500,090
Kells Funding LLC
1.010%, 05/25/17	747,959	748,618
1.100%, 06/05/17	199,230	199,569
LMA S.A. & LMA Americas 1.090%, 05/10/17	398,813	399,512
Macquarie Bank, Ltd. 1.120%, 04/20/17	498,600	499,676
National Australia Bank, Ltd. 1.440%, 12/06/17 (f)	500,000	500,747
Ridgefield Funding Co. LLC 1.300%, 06/12/17	746,235	748,229
Sheffield Receivables Co. 1.170%, 04/04/17	249,277	249,982
Versailles CDS LLC 1.050%, 06/05/17	997,171	997,865
Versailles Commercial Paper LLC 1.120%, 04/24/17	199,440	199,877
Westpac Banking Corp. 1.380%, 10/20/17 (f)	300,000	300,544

		6,695,198

Repurchase Agreements—0.3%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $238,138 on 04/03/17, collateralized by $342,505 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $242,885.	238,122	238,122
Deutsche Bank AG, London
Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $3,423 on 04/03/17, collateralized by $3,463 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $3,492.	3,423	3,423
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $500,054 on 04/03/17, collateralized by $77,249 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $548,993.	500,000	500,000
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $1,000,650 on 04/03/17, collateralized by $154,498 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $1,097,987.	1,000,000	1,000,000

BHFTII-91

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $40,230 on 06/02/17, collateralized by various Common Stock with value of $44,000.	40,000	$40,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $302,938 on 07/03/17, collateralized by various Common Stock with value of $330,000.	300,000	300,000

		2,081,545

Time Deposits—0.3%
OP Corporate Bank plc 1.180%, 04/24/17	750,000	750,000
1.200%, 04/10/17	250,000	250,000
Shinkin Central Bank 1.350%, 04/21/17	600,000	600,000
1.440%, 04/26/17	300,000	300,000

		1,900,000

Total Securities Lending Reinvestments (Cost $24,572,714)		24,576,851

Total Investments—102.8% (Cost $589,528,965) (g)		718,297,073
Other assets and liabilities (net)—(2.8)%		(19,776,642)

Net Assets—100.0%		$698,520,431

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent 0.1% of net assets.
(c)	Illiquid security. As of March 31, 2017, these securities represent 0.0% of net assets.
(d)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $23,226,527 and the collateral received consisted of cash in the amount of $24,562,932. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(g)	As of March 31, 2017, the aggregate cost of investments was $589,528,965. The aggregate unrealized appreciation and depreciation of investments were $213,147,021 and $(84,378,913), respectively, resulting in net unrealized appreciation of $128,768,108.

Ten Largest Industries as of March 31, 2017 (Unaudited)	% of Net Assets
Machinery	6.0
Metals & Mining	5.0
Real Estate Management & Development	4.0
Banks	3.9
Food Products	3.8
Chemicals	3.7
Construction & Engineering	3.6
Capital Markets	3.3
Hotels, Restaurants & Leisure	3.1
Electronic Equipment, Instruments & Components	3.0

BHFTII-92

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,387	$45,273,625	$117,145	$45,395,157
Austria	—	8,504,235	0	8,504,235
Belgium	1,427,371	12,792,489	—	14,219,860
Cambodia	—	261,160	—	261,160
Canada	60,599,437	16,466	781	60,616,684
China	—	113,650	—	113,650
Denmark	—	13,840,582	—	13,840,582
Finland	—	19,434,187	1,745	19,435,932
France	—	33,541,070	—	33,541,070
Germany	—	43,272,856	—	43,272,856
Hong Kong	161,754	22,311,254	233,843	22,706,851
Ireland	—	5,413,586	—	5,413,586
Isle of Man	—	941,856	—	941,856
Israel	30,034	6,467,084	—	6,497,118
Italy	—	27,415,116	0	27,415,116
Japan	—	164,757,404	—	164,757,404
Liechtenstein	—	41,280	—	41,280
Luxembourg	—	622,023	—	622,023
Macau	—	64,224	—	64,224
Malta	—	804,938	—	804,938
Netherlands	—	17,734,486	0	17,734,486
New Zealand	—	7,144,268	—	7,144,268
Norway	—	5,582,987	—	5,582,987
Philippines	—	18,870	—	18,870
Portugal	—	2,329,117	0	2,329,117
Singapore	28,035	9,154,150	15,558	9,197,743
Spain	—	15,449,702	0	15,449,702
Sweden	53,552	20,754,563	—	20,808,115
Switzerland	—	36,306,373	—	36,306,373
United Arab Emirates	—	140,448	—	140,448
United Kingdom	—	107,487,662	6	107,487,668
Total Common Stocks	62,304,570	627,991,711	369,078	690,665,359
Total Preferred Stocks*	—	1,357,494	—	1,357,494

BHFTII-93

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Rights
Australia	$0	$—	$—	$0
Austria	—	—	0	0
Canada	959	—	—	959
France	—	—	0	0
Hong Kong	0	5,623	—	5,623
United Kingdom	104,770	—	0	104,770
Total Rights	105,729	5,623	0	111,352
Warrants
Canada	—	0	—	0
Hong Kong	1,113	—	—	1,113
Switzerland	74	—	—	74
Total Warrants	1,187	0	—	1,187
Total Short-Term Investment*	—	1,584,830	—	1,584,830
Total Securities Lending Reinvestments*	—	24,576,851	—	24,576,851
Total Investments	$62,411,486	$655,516,509	$369,078	$718,297,073

Collateral for Securities Loaned (Liability)	$—	$(24,562,932)	$—	$(24,562,932)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2017 is not presented.

Transfers from Level 3 to Level 2 in the amount of $149,545 were due to the initiation of a vendor or broker providing prices that are based on market activity which has been determined to be significant observable inputs. Transfers from Level 1 to Level 2 in the amount of $2,091,526 were due to the application of a systematic fair valuation model factor. Transfers from Level 2 to Level 1 in the amount of $60,375 were due to the discontinuation of a systematic fair valuation model factor.

BHFTII-94

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—59.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.9%
Boeing Co. (The)	25,173	$4,452,097
General Dynamics Corp.	18,120	3,392,064
Lockheed Martin Corp.	27,648	7,398,605
United Technologies Corp.	73,897	8,291,982

		23,534,748

Air Freight & Logistics—0.3%
FedEx Corp.	14,814	2,890,952
XPO Logistics, Inc. (a) (b)	26,545	1,271,240

		4,162,192

Airlines—0.2%
American Airlines Group, Inc. (b)	33,079	1,399,242
United Continental Holdings, Inc. (a)	7,593	536,369

		1,935,611

Banks—2.5%
Bank of America Corp.	812,860	19,175,367
Huntington Bancshares, Inc.	280,312	3,753,378
PNC Financial Services Group, Inc. (The)	73,330	8,817,199

		31,745,944

Beverages—2.4%
Anheuser-Busch InBev S.A. (ADR)	16,427	1,803,027
Constellation Brands, Inc. - Class A	28,841	4,674,261
Dr Pepper Snapple Group, Inc.	16,780	1,643,098
Molson Coors Brewing Co. - Class B	45,524	4,357,102
Monster Beverage Corp. (a) (b)	157,892	7,289,874
PepsiCo, Inc.	94,322	10,550,859

		30,318,221

Biotechnology—0.9%
Aduro Biotech, Inc. (a) (b)	39,469	424,292
Aimmune Therapeutics, Inc. (a) (b)	24,026	522,085
Alnylam Pharmaceuticals, Inc. (a) (b)	4,677	239,696
Biogen, Inc. (a)	1,037	283,536
Bluebird Bio, Inc. (a) (b)	4,704	427,594
Calithera Biosciences, Inc. (a) (b)	9,600	110,880
Celgene Corp. (a)	25,540	3,177,942
GlycoMimetics, Inc. (a) (b)	55,683	302,359
Incyte Corp. (a) (b)	8,773	1,172,687
Ironwood Pharmaceuticals, Inc. (a) (b)	59,748	1,019,301
Jounce Therapeutics, Inc. (a)	1,100	24,189
Karyopharm Therapeutics, Inc. (a) (b)	35,087	450,517
Loxo Oncology, Inc. (a)	11,000	462,880
Otonomy, Inc. (a)	33,765	413,621
Ra Pharmaceuticals, Inc. (a)	18,229	388,095
Regeneron Pharmaceuticals, Inc. (a)	1,263	489,425
Syndax Pharmaceuticals, Inc. (a)	36,000	493,920
TESARO, Inc. (a) (b)	7,103	1,092,939
Trevena, Inc. (a)	63,243	232,102

		11,728,060

Capital Markets—0.9%
Evercore Partners, Inc. - Class A	11,799	919,142
Financial Engines, Inc. (b)	20,064	873,787
Intercontinental Exchange, Inc.	32,747	1,960,563
Investment Technology Group, Inc.	22,400	453,600
Legg Mason, Inc. (b)	26,612	960,959
Morgan Stanley	50,145	2,148,212
Northern Trust Corp.	28,664	2,481,729
TD Ameritrade Holding Corp.	42,553	1,653,610
WisdomTree Investments, Inc. (b)	51,390	466,621

		11,918,223

Chemicals—1.3%
Cabot Corp. (b)	19,850	1,189,213
Celanese Corp. - Series A	31,083	2,792,808
Dow Chemical Co. (The)	79,770	5,068,586
Monsanto Co.	15,990	1,810,068
PPG Industries, Inc.	41,691	4,380,890
Westlake Chemical Corp. (b)	13,264	876,087

		16,117,652

Commercial Services & Supplies—0.4%
Waste Management, Inc.	73,142	5,333,515

Communications Equipment—0.9%
Arista Networks, Inc. (a) (b)	52,569	6,953,302
Cisco Systems, Inc.	141,587	4,785,640

		11,738,942

Construction Materials—0.3%
CRH plc (ADR)	21,879	769,484
Martin Marietta Materials, Inc.	8,051	1,757,131
Vulcan Materials Co.	15,175	1,828,284

		4,354,899

Consumer Finance—1.8%
American Express Co.	106,436	8,420,152
Capital One Financial Corp.	114,924	9,959,314
Santander Consumer USA Holdings, Inc. (a) (b)	367,529	4,895,486

		23,274,952

Containers & Packaging—0.6%
Ardagh Group S.A. (a)	33,200	729,072
Ball Corp.	48,799	3,623,814
International Paper Co.	55,346	2,810,470
Owens-Illinois, Inc. (a) (b)	35,933	732,314

		7,895,670

Electric Utilities—1.8%
Avangrid, Inc.	81,098	3,466,129
Edison International	36,101	2,874,001
Eversource Energy	29,299	1,722,195
Exelon Corp.	71,588	2,575,736
NextEra Energy, Inc.	57,332	7,359,709

BHFTII-95

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
PG&E Corp.	61,154	$4,058,179
Pinnacle West Capital Corp.	16,971	1,415,042

		23,470,991

Electrical Equipment—0.6%
AMETEK, Inc. (b)	63,976	3,459,822
Eaton Corp. plc	50,774	3,764,892

		7,224,714

Energy Equipment & Services—0.4%
Baker Hughes, Inc.	74,901	4,480,578
Helix Energy Solutions Group, Inc. (a)	59,903	465,446
Tesco Corp. (a)	73,560	592,158

		5,538,182

Equity Real Estate Investment Trusts—2.4%
Alexandria Real Estate Equities, Inc. (b)	29,811	3,294,712
American Tower Corp.	69,277	8,419,926
Apartment Investment & Management Co. - Class A	72,419	3,211,783
Crown Castle International Corp.	41,386	3,908,908
Equinix, Inc.	6,850	2,742,534
Invitation Homes, Inc. (a)	95,600	2,086,948
Outfront Media, Inc.	56,707	1,505,571
Park Hotels & Resorts, Inc.	40,809	1,047,567
Prologis, Inc.	33,114	1,717,954
Simon Property Group, Inc.	13,027	2,241,035

		30,176,938

Food & Staples Retailing—0.8%
Costco Wholesale Corp.	41,922	7,029,900
Walgreens Boots Alliance, Inc.	42,825	3,556,617

		10,586,517

Food Products—0.7%
Hostess Brands, Inc. (a)	201,479	3,197,472
Post Holdings, Inc. (a)	58,148	5,089,113

		8,286,585

Gas Utilities—0.2%
UGI Corp. (b)	39,758	1,964,045

Health Care Equipment & Supplies—3.3%
Abbott Laboratories	80,940	3,594,545
Baxter International, Inc.	65,556	3,399,734
Becton Dickinson & Co.	19,666	3,607,531
Boston Scientific Corp. (a)	223,437	5,556,878
ConforMIS, Inc. (a) (b)	45,600	238,032
Danaher Corp.	91,669	7,840,450
Medtronic plc	154,442	12,441,848
Stryker Corp.	37,929	4,993,353

		41,672,371

Health Care Providers & Services—2.2%
Cardinal Health, Inc.	26,224	2,138,567
Cigna Corp.	27,109	3,971,198
HCA Holdings, Inc. (a)	51,186	4,555,042
McKesson Corp.	43,631	6,468,732
UnitedHealth Group, Inc.	63,720	10,450,717

		27,584,256

Hotels, Restaurants & Leisure—0.1%
Hilton Worldwide Holdings, Inc. (b)	27,158	1,587,657
Wingstop, Inc. (b)	1,800	50,904

		1,638,561

Household Durables—0.2%
Mohawk Industries, Inc. (a)	13,630	3,127,949

Industrial Conglomerates—0.2%
General Electric Co.	77,494	2,309,321

Insurance—3.4%
Allstate Corp. (The)	32,620	2,658,204
American International Group, Inc.	130,648	8,156,355
Assured Guaranty, Ltd.	129,862	4,819,179
Athene Holding, Ltd. - Class A (a)	48,900	2,444,511
Chubb, Ltd.	17,020	2,318,975
Hartford Financial Services Group, Inc. (The)	62,948	3,025,910
Manulife Financial Corp.	184,551	3,273,935
Marsh & McLennan Cos., Inc.	93,511	6,909,528
Prudential Financial, Inc.	45,780	4,883,810
XL Group, Ltd.	119,160	4,749,717

		43,240,124

Internet & Direct Marketing Retail—2.7%
Amazon.com, Inc. (a)	18,266	16,193,540
Expedia, Inc.	30,914	3,900,419
Netflix, Inc. (a)	35,273	5,213,702
Priceline Group, Inc. (The) (a)	3,577	6,366,953
Wayfair, Inc. - Class A (a) (b)	70,831	2,867,947

		34,542,561

Internet Software & Services—2.2%
Akamai Technologies, Inc. (a) (b)	11,690	697,893
Alphabet, Inc. - Class A (a)	12,318	10,443,200
Blucora, Inc. (a)	55,533	960,721
eBay, Inc. (a)	111,071	3,728,654
Envestnet, Inc. (a) (b)	13,406	433,014
Facebook, Inc. - Class A (a)	79,248	11,257,178

		27,520,660

IT Services—2.4%
Accenture plc - Class A	15,793	1,893,265
Alliance Data Systems Corp.	10,982	2,734,518
Automatic Data Processing, Inc.	16,779	1,718,002
Cognizant Technology Solutions Corp. - Class A (a)	12,839	764,177
FleetCor Technologies, Inc. (a)	10,425	1,578,658

BHFTII-96

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Genpact, Ltd.	72,685	$1,799,681
Global Payments, Inc.	65,483	5,283,168
PayPal Holdings, Inc. (a)	77,000	3,312,540
Total System Services, Inc.	10,379	554,861
Visa, Inc. - Class A	107,209	9,527,664
WEX, Inc. (a)	12,054	1,247,589

		30,414,123

Life Sciences Tools & Services—0.2%
Thermo Fisher Scientific, Inc.	20,535	3,154,176

Machinery—1.1%
AGCO Corp. (b)	9,835	591,870
Fortive Corp.	54,642	3,290,541
Illinois Tool Works, Inc.	48,690	6,449,964
Pentair plc	59,343	3,725,554

		14,057,929

Marine—0.0%
Kirby Corp. (a) (b)	2,630	185,547

Media—2.1%
Charter Communications, Inc. - Class A (a)	24,584	8,046,835
Comcast Corp. - Class A	250,947	9,433,098
Liberty Media Corp.-Liberty Formula One - Class C (a) (b)	49,920	1,704,768
Twenty-First Century Fox, Inc. - Class A	123,597	4,003,307
Viacom, Inc. - Class B	75,363	3,513,423

		26,701,431

Metals & Mining—0.2%
Freeport-McMoRan, Inc. (a)	42,884	572,930
Reliance Steel & Aluminum Co.	5,548	443,951
Steel Dynamics, Inc.	35,646	1,239,055

		2,255,936

Multi-Utilities—0.6%
Dominion Resources, Inc. (b)	50,934	3,950,950
Sempra Energy	37,000	4,088,500

		8,039,450

Oil, Gas & Consumable Fuels—3.0%
Antero Resources Corp. (a)	61,981	1,413,787
Callon Petroleum Co. (a)	39,250	516,530
Chevron Corp.	15,250	1,637,392
Cobalt International Energy, Inc. (a) (b)	614,721	327,892
Diamondback Energy, Inc. (a) (b)	21,055	2,183,719
Enbridge, Inc.	18,351	767,806
Extraction Oil & Gas, Inc. (a)	157,165	2,915,411
Exxon Mobil Corp.	11,170	916,052
Kinder Morgan, Inc.	180,198	3,917,504
Newfield Exploration Co. (a)	223,023	8,231,779
ONEOK, Inc. (b)	16,848	934,053
Parsley Energy, Inc. - Class A (a)	53,028	1,723,940
PDC Energy, Inc. (a) (b)	26,951	1,680,395

Oil, Gas & Consumable Fuels—(Continued)
Pioneer Natural Resources Co.	31,538	5,873,322
QEP Resources, Inc. (a)	201,059	2,555,460
Rice Energy, Inc. (a)	58,984	1,397,921
TransCanada Corp.	35,980	1,660,477

		38,653,440

Paper & Forest Products—0.1%
Boise Cascade Co. (a)	39,010	1,041,567

Personal Products—1.1%
Coty, Inc. - Class A	313,001	5,674,708
Estee Lauder Cos., Inc. (The) - Class A	66,772	5,661,598
Herbalife, Ltd. (a) (b)	34,510	2,006,411

		13,342,717

Pharmaceuticals—2.6%
Aerie Pharmaceuticals, Inc. (a)	15,329	695,170
Allergan plc	26,692	6,377,253
AstraZeneca plc (ADR) (b)	93,025	2,896,798
Bristol-Myers Squibb Co.	126,537	6,881,082
Eli Lilly & Co.	71,144	5,983,922
Johnson & Johnson	48,086	5,989,111
Mylan NV (a)	72,998	2,846,192
MyoKardia, Inc. (a) (b)	30,360	399,234
Teva Pharmaceutical Industries, Ltd. (ADR)	23,029	739,001

		32,807,763

Professional Services—0.6%
Equifax, Inc.	18,160	2,483,199
IHS Markit, Ltd. (a)	27,594	1,157,568
TransUnion (a) (b)	93,852	3,599,224

		7,239,991

Real Estate Management & Development—0.1%
Conyers Park Acquisition Corp. (a)	148,420	1,644,494

Road & Rail—0.4%
CSX Corp.	35,744	1,663,883
Genesee & Wyoming, Inc. - Class A (a)	14,107	957,301
J.B. Hunt Transport Services, Inc.	7,432	681,812
Kansas City Southern	2,463	211,227
Knight Transportation, Inc. (b)	39,926	1,251,680

		4,765,903

Semiconductors & Semiconductor Equipment—1.7%
Analog Devices, Inc.	58,018	4,754,575
Broadcom, Ltd.	32,018	7,010,661
First Solar, Inc. (a) (b)	6,436	174,416
Microchip Technology, Inc. (b)	85,404	6,301,107
Micron Technology, Inc. (a)	102,577	2,964,475
SunPower Corp. (a) (b)	6,525	39,803

		21,245,037

BHFTII-97

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—2.1%
Adobe Systems, Inc. (a)	16,716	$2,175,253
Atlassian Corp. plc - Class A (a) (b)	36,342	1,088,443
Electronic Arts, Inc. (a)	31,901	2,855,778
Guidewire Software, Inc. (a) (b)	8,896	501,112
HubSpot, Inc. (a)	16,187	980,123
Microsoft Corp.	176,147	11,601,041
Salesforce.com, Inc. (a)	35,899	2,961,308
ServiceNow, Inc. (a) (b)	17,302	1,513,406
Splunk, Inc. (a) (b)	12,456	775,884
SS&C Technologies Holdings, Inc.	23,930	847,122
Workday, Inc. - Class A (a)	24,222	2,017,208

		27,316,678

Specialty Retail—1.0%
Advance Auto Parts, Inc. (b)	39,489	5,854,639
L Brands, Inc.	10,591	498,836
O’Reilly Automotive, Inc. (a)	12,806	3,455,571
TJX Cos., Inc. (The)	37,426	2,959,648

		12,768,694

Technology Hardware, Storage & Peripherals—2.6%
Apple, Inc.	211,747	30,419,574
Seagate Technology plc (b)	43,915	2,017,016

		32,436,590

Textiles, Apparel & Luxury Goods—1.1%
NIKE, Inc. - Class B	231,239	12,886,950
Under Armour, Inc. - Class C (a) (b)	16,684	305,317
VF Corp. (b)	21,200	1,165,364

		14,357,631

Tobacco—0.9%
Altria Group, Inc.	137,620	9,828,820
British American Tobacco plc (ADR) (b)	26,024	1,725,912

		11,554,732

Trading Companies & Distributors—0.0%
NOW, Inc. (a) (b)	34,836	590,819

Total Common Stocks (Cost $648,362,233)		757,517,052

U.S. Treasury & Government Agencies—18.8%

Agency Sponsored Mortgage - Backed—16.8%
Fannie Mae 15 Yr. Pool 2.500%, TBA (c)	10,035,000	10,039,704
3.000%, 07/01/28	2,102,934	2,158,911
3.000%, 02/01/31	242,635	249,006
3.000%, 03/01/31	28,232	28,973
3.000%, TBA (c)	6,953,000	7,124,649
3.500%, 07/01/28	310,561	325,544
4.000%, 04/01/26	54,336	57,212

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool 4.000%, 02/01/29	1,359,633	1,431,225
4.500%, 06/01/24	295,927	312,894
4.500%, 02/01/25	82,310	85,217
4.500%, 04/01/25	13,393	14,159
4.500%, 07/01/25	63,157	66,443
4.500%, 06/01/26	1,317,025	1,389,118
5.000%, TBA (c)	500,000	513,156
Fannie Mae 20 Yr. Pool 3.000%, 03/01/37	1,004,519	1,016,043
Fannie Mae 30 Yr. Pool 2.500%, 08/01/46	1,698,476	1,619,662
2.500%, 09/01/46	5,429,653	5,177,698
2.500%, 10/01/46	310,462	296,056
2.500%, 11/01/46	1,339,403	1,277,252
2.500%, 12/01/46	279,993	267,000
2.500%, 01/01/47	5,067,363	4,832,210
3.000%, 02/01/43	906,250	903,443
3.000%, 03/01/43	1,168,965	1,165,348
3.000%, 04/01/43	1,063,439	1,060,146
3.000%, 05/01/43	2,992,280	2,983,004
3.000%, 06/01/43	343,340	342,263
3.000%, 04/01/47	14,000,000	13,891,172
3.500%, 03/01/43	64,824	66,663
3.500%, 05/01/43	120,169	123,580
3.500%, 07/01/43	269,672	277,324
3.500%, 08/01/43	508,881	523,339
3.500%, 10/01/44	477,748	490,860
3.500%, 02/01/45	607,550	621,822
3.500%, 01/01/46	1,074,379	1,099,616
3.500%, 02/01/46	1,350,008	1,381,720
3.500%, 06/01/46	4,041,062	4,135,987
3.500%, 09/01/46	1,053,935	1,078,692
3.500%, 10/01/46	434,536	444,743
3.500%, 11/01/46	294,828	302,993
3.500%, TBA (c)	19,335,000	19,777,590
4.000%, 10/01/40	1,079,335	1,135,992
4.000%, 11/01/40	458,523	482,545
4.000%, 12/01/40	330,755	348,131
4.000%, 02/01/41	164,253	172,975
4.000%, 03/01/41	379,831	399,242
4.000%, 08/01/42	217,558	228,848
4.000%, 09/01/42	355,790	373,452
4.000%, 03/01/45	67,085	70,377
4.000%, 07/01/45	299,622	316,733
4.000%, 02/01/46	687,550	721,367
4.000%, 05/01/46	726,885	762,741
4.000%, 06/01/46	375,868	394,419
4.000%, TBA (c)	890,000	933,527
4.500%, 10/01/40	992,255	1,066,917
4.500%, 09/01/41	119,241	128,388
4.500%, 10/01/41	452,878	487,291
4.500%, 08/01/42	137,812	148,269
4.500%, 09/01/43	2,320,535	2,490,574
4.500%, 10/01/43	312,647	335,492
4.500%, 12/01/43	297,937	319,986

BHFTII-98

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 4.500%, 01/01/44	732,949	$792,243
5.000%, 04/01/33	4,416	4,849
5.000%, 07/01/33	14,805	16,231
5.000%, 09/01/33	225,438	247,225
5.000%, 11/01/33	57,381	62,926
5.000%, 12/01/33	23,551	25,823
5.000%, 02/01/34	10,276	11,265
5.000%, 03/01/34	4,894	5,365
5.000%, 04/01/34	4,671	5,119
5.000%, 06/01/34	4,456	4,882
5.000%, 07/01/34	68,595	75,088
5.000%, 10/01/34	172,706	189,388
5.000%, 07/01/35	117,864	129,078
5.000%, 10/01/35	131,016	143,650
5.000%, 12/01/35	103,915	113,743
5.000%, 08/01/36	95,975	105,078
5.000%, 07/01/37	51,490	56,481
5.000%, 07/01/41	99,950	109,540
5.000%, 08/01/41	56,025	61,180
5.500%, 08/01/28	28,013	31,075
5.500%, 04/01/33	61,830	69,244
5.500%, 08/01/37	369,894	414,169
5.500%, 04/01/41	36,352	40,511
6.000%, 03/01/28	2,753	3,109
6.000%, 05/01/28	8,644	9,760
6.000%, 02/01/34	246,481	281,842
6.000%, 08/01/34	133,724	152,794
6.000%, 04/01/35	1,113,440	1,274,455
6.000%, 02/01/38	84,447	95,953
6.000%, 03/01/38	30,317	34,566
6.000%, 05/01/38	98,504	112,786
6.000%, 10/01/38	28,575	32,421
6.000%, 12/01/38	33,324	37,724
6.000%, TBA (c)	1,000,000	1,130,781
6.500%, 05/01/40	696,957	783,789
Fannie Mae ARM Pool 3.144%, 12/01/40 (d)	194,689	205,885
3.297%, 03/01/41 (d)	128,605	136,063
3.400%, 06/01/41 (d)	218,895	230,434
3.512%, 09/01/41 (d)	155,194	163,240
3.519%, 03/01/41 (d)	43,023	45,282
Fannie Mae Pool 2.350%, 11/01/26	500,000	476,664
2.930%, 01/01/27	900,000	897,236
3.020%, 03/01/27	385,000	386,283
3.140%, 11/01/27	684,718	696,115
3.205%, 01/01/27	797,806	811,799
3.240%, 12/01/26	83,563	85,275
3.340%, 04/01/24	83,828	87,432
3.410%, 08/01/27	488,967	505,190
3.450%, 01/01/24	33,844	35,484
3.470%, 01/01/24	33,465	35,125
3.670%, 08/01/23	80,986	85,533
3.700%, 10/01/23	25,000	26,491
3.760%, 03/01/24	30,000	31,840

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Pool 3.765%, 12/01/25	1,300,000	1,375,365
3.855%, 12/01/25	45,000	47,913
3.860%, 11/01/23	25,000	26,766
3.870%, 10/01/25	75,990	81,332
3.890%, 05/01/30	102,006	106,511
3.960%, 05/01/34	43,235	45,205
3.970%, 05/01/29	29,657	31,726
4.060%, 10/01/28	64,946	70,223
Fannie Mae REMICS (CMO) Zero Coupon, 03/25/36 (e)	39,788	34,223
Zero Coupon, 06/25/36 (e)	336,926	297,030
1.805%, 04/25/55 (d) (f)	1,192,176	56,830
1.836%, 05/25/46 (d) (f) (g)	1,242,435	65,365
2.002%, 08/25/44 (d) (f) (g)	1,168,616	67,659
2.500%, 06/25/28 (f) (g)	255,641	21,561
3.000%, 09/25/27 (f) (g)	223,036	20,563
3.000%, 01/25/28 (f) (g)	1,633,757	153,339
3.000%, 04/25/28 (f) (g)	739,928	71,533
3.500%, 10/25/27 (f) (g)	414,593	48,875
3.500%, 05/25/30 (f) (g)	402,997	53,897
3.500%, 08/25/30 (f) (g)	131,495	16,060
3.500%, 09/25/35 (f) (g)	250,367	37,827
4.000%, 03/25/42 (f) (g)	180,803	25,557
4.000%, 05/25/42 (f) (g)	1,063,482	166,326
4.000%, 11/25/42 (f) (g)	103,251	14,067
4.500%, 07/25/27 (f) (g)	240,278	25,223
5.460%, 05/25/42 (d) (f)	142,306	16,189
5.500%, 04/25/35 (g)	392,391	433,133
5.500%, 04/25/37	177,399	197,164
Fannie Mae-ACES 2.289%, 01/25/22 (d) (f)	1,559,032	104,406
3.329%, 10/25/23 (d)	505,000	528,847
Freddie Mac 15 Yr. Gold Pool 2.500%, TBA (c)	3,190,000	3,192,617
3.000%, 07/01/28	790,564	811,570
3.000%, 08/01/29	529,594	544,308
3.000%, TBA (c)	775,000	794,859
3.500%, TBA (c)	1,500,000	1,562,285
Freddie Mac 20 Yr. Gold Pool 3.000%, 11/01/36	1,369,712	1,384,779
3.000%, 01/01/37	988,619	999,494
3.500%, 08/01/34	1,031,535	1,070,387
Freddie Mac 30 Yr. Gold Pool 3.000%, 08/01/46	1,982,753	1,965,850
3.000%, 10/01/46	1,984,567	1,967,649
3.000%, 11/01/46	2,268,741	2,252,499
3.000%, 12/01/46	962,958	955,795
3.000%, 01/01/47	7,010,279	6,950,515
3.000%, TBA (c)	1,600,000	1,585,250
3.500%, 08/01/42	152,987	158,069
3.500%, 11/01/42	229,795	236,039
3.500%, 06/01/46	339,193	347,136
3.500%, TBA (c)	16,065,000	16,428,972
4.000%, 05/01/42	1,027,603	1,082,235
4.000%, 08/01/42	293,876	310,560

BHFTII-99

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 4.000%, 09/01/42	434,877	$459,423
4.000%, 07/01/44	94,360	99,280
4.000%, 01/01/46	662,082	695,004
4.000%, 02/01/46	366,071	384,274
4.000%, 01/01/47	1,399,999	1,480,504
4.000%, TBA (c)	2,795,000	2,925,360
4.500%, 09/01/43	180,494	194,059
4.500%, 11/01/43	1,755,567	1,883,009
4.500%, 09/01/44	244,592	262,138
4.500%, TBA (c)	3,305,000	3,541,320
5.000%, TBA (c)	1,500,000	1,633,274
5.500%, 07/01/33	162,598	180,379
5.500%, 04/01/39	69,720	77,330
5.500%, 06/01/41	262,134	290,652
Freddie Mac ARM Non-Gold Pool 3.635%, 02/01/41 (d)	186,885	198,294
Freddie Mac Multifamily Structured Pass-Through Certificates 1.478%, 06/25/22 (d) (f)	1,865,733	118,049
1.526%, 12/25/18 (d) (f)	3,064,352	63,767
1.690%, 03/25/22 (d) (f)	1,410,214	96,733
1.757%, 05/25/19 (d) (f)	2,356,701	68,642
Freddie Mac REMICS (CMO) Zero Coupon, 11/15/36 (e)	39,431	35,500
3.000%, 03/15/28 (f) (g)	864,974	75,821
3.000%, 05/15/32 (f)	361,310	30,967
3.000%, 03/15/33 (f) (g)	235,585	28,877
3.000%, 07/15/41	1,731,072	1,767,827
3.500%, 06/15/26 (f) (g)	465,960	38,618
3.500%, 09/15/26 (f)	153,296	15,007
3.500%, 03/15/27 (f)	262,258	26,644
3.500%, 03/15/41 (f) (g)	96,360	12,324
4.000%, 07/15/27 (f) (g)	1,064,332	116,307
4.500%, 03/15/41	300,015	336,420
4.750%, 07/15/39	760,271	819,353
5.000%, 09/15/33 (f)	339,242	72,001
5.500%, 08/15/33	86,383	94,289
5.500%, 07/15/36	191,081	213,693
5.500%, 06/15/46	263,612	294,253
6.500%, 07/15/36	259,432	291,124
FREMF Mortgage Trust 3.003%, 10/25/47 (144A) (d)	770,000	767,540
Ginnie Mae I 30 Yr. Pool 3.000%, 12/15/44	26,567	26,855
3.000%, 02/15/45	83,536	84,341
3.000%, 04/15/45	1,184,618	1,196,036
3.000%, 05/15/45	1,710,727	1,727,215
3.000%, 07/15/45	41,044	41,439
4.000%, 09/15/42	1,147,130	1,214,998
4.500%, 04/15/41	858,915	919,093
4.500%, 02/15/42	1,781,321	1,907,885
5.000%, 12/15/38	60,735	66,945
5.000%, 04/15/39	1,249,472	1,378,306
5.000%, 07/15/39	132,525	146,089
5.000%, 12/15/40	173,783	191,705
5.500%, 12/15/40	593,826	663,116

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool 3.000%, 11/20/45	99,085	100,070
3.000%, 09/20/46	500,915	505,897
3.000%, 10/20/46	1,999,998	2,019,890
3.000%, TBA (c)	5,100,000	5,144,625
3.500%, 03/20/47	1,899,989	1,972,277
3.500%, TBA (c)	3,010,000	3,120,994
4.000%, 04/20/47	1,268,555	1,342,538
4.000%, TBA (c)	3,877,000	4,094,778
4.500%, 01/20/46	207,654	221,925
4.500%, TBA (c)	4,170,000	4,451,285
5.000%, 10/20/39	29,135	32,242
Government National Mortgage Association 0.805%, 02/16/53 (d) (f)	2,373,468	120,246
Government National Mortgage Association (CMO) 3.000%, 09/20/28 (f)	309,251	30,308
3.500%, 02/16/27 (f)	132,799	12,966
3.500%, 03/20/27 (f)	331,956	34,203
3.500%, 05/20/43 (f) (g)	150,359	28,597
3.500%, 07/20/43 (f) (g)	601,020	91,126
4.000%, 12/16/26 (f)	100,576	11,797
4.000%, 05/20/29 (f)	1,411,006	143,877
4.000%, 05/16/42 (f) (g)	128,965	20,999
4.000%, 01/20/44 (f) (g)	89,715	17,895
4.000%, 11/20/44 (f) (g)	1,410,623	254,703
4.500%, 04/20/45 (f) (g)	319,356	74,714
5.000%, 10/16/41 (f) (g)	529,817	85,658
5.500%, 03/20/39 (f) (g)	611,338	141,009
5.500%, 02/16/47 (f)	588,693	131,253
5.500%, 02/20/47 (f)	366,339	81,306
6.000%, 09/20/40 (f)	516,080	119,268

		214,375,315

U.S. Treasury—2.0%
U.S. Treasury Bonds 2.750%, 08/15/42 (h)	350,000	333,676
3.000%, 11/15/44 (h)	595,000	592,281
3.000%, 02/15/47	1,500,000	1,494,667
4.500%, 02/15/36 (h)	1,199,000	1,520,575
U.S. Treasury Inflation Indexed Notes 0.250%, 01/15/25 (h) (i) (j)	8,224,217	8,154,262
U.S. Treasury Notes 1.625%, 03/15/20	8,750,000	8,781,447
2.000%, 11/15/26 (h)	4,474,000	4,321,956

		25,198,864

Total U.S. Treasury & Government Agencies (Cost $240,066,203)		239,574,179

Corporate Bonds & Notes—12.1%

Advertising—0.0%
Lamar Media Corp. 5.750%, 02/01/26	20,000	21,400

BHFTII-100

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Aerospace/Defense—0.1%
Embraer Netherlands Finance B.V. 5.400%, 02/01/27 (b)	650,000	$670,462
L3 Technologies, Inc. 3.850%, 12/15/26 (b)	70,000	70,974
Lockheed Martin Corp. 2.500%, 11/23/20	225,000	226,554
4.700%, 05/15/46	390,000	422,430

		1,390,420

Agriculture—0.2%
Altria Group, Inc. 2.850%, 08/09/22 (b)	250,000	250,508
3.875%, 09/16/46	190,000	176,129
BAT International Finance plc 2.750%, 06/15/20 (144A) (b)	400,000	403,445
Imperial Brands Finance plc 2.050%, 07/20/18 (144A)	200,000	200,136
2.950%, 07/21/20 (144A)	550,000	557,011
3.750%, 07/21/22 (144A)	310,000	318,385
Reynolds American, Inc. 3.250%, 06/12/20	517,000	530,473

		2,436,087

Airlines—0.1%
Delta Air Lines, Inc. 3.625%, 03/15/22	910,000	928,933

Apparel—0.0%
Hanesbrands, Inc. 4.875%, 05/15/26 (144A) (b)	100,000	98,250
William Carter Co. (The) 5.250%, 08/15/21	165,000	169,686

		267,936

Auto Manufacturers—0.3%
Ford Motor Co. 4.346%, 12/08/26	265,000	270,227
5.291%, 12/08/46 (b)	345,000	344,206
Ford Motor Credit Co. LLC 4.134%, 08/04/25	200,000	200,975
General Motors Co. 6.250%, 10/02/43	195,000	214,761
6.600%, 04/01/36	430,000	494,379
6.750%, 04/01/46	55,000	64,476
General Motors Financial Co., Inc. 2.400%, 04/10/18	285,000	286,456
3.500%, 07/10/19	925,000	950,325
3.700%, 05/09/23	300,000	301,131

		3,126,936

Banks—4.1%
Allied Irish Banks plc 7.375%, 12/03/20 (EUR) (d)	400,000	451,790

Banks—(Continued)
Banco Bilbao Vizcaya Argentaria S.A. 7.000%, 02/19/19 (EUR) (d)	800,000	852,796
9.000%, 05/09/18 (d)	600,000	628,830
Banco Santander S.A. 6.250%, 03/12/19 (EUR) (d)	300,000	316,049
Bank of America Corp. 2.503%, 10/21/22	925,000	901,685
2.625%, 04/19/21 (b)	595,000	593,539
3.124%, 01/20/23 (b) (d)	1,285,000	1,291,604
3.950%, 04/21/25	350,000	348,483
4.000%, 04/01/24 (b)	245,000	254,016
4.000%, 01/22/25	1,210,000	1,208,726
4.125%, 01/22/24	265,000	276,802
4.183%, 11/25/27 (b)	540,000	541,962
7.750%, 05/14/38	630,000	866,739
Bank of Ireland 7.375%, 06/18/20 (EUR) (d)	300,000	342,932
Barclays Bank plc 6.050%, 12/04/17 (144A)	1,190,000	1,221,093
Barclays plc 3.684%, 01/10/23	555,000	557,630
8.000%, 12/15/20 (EUR) (d)	550,000	635,146
BNP Paribas S.A. 7.625%, 03/30/21 (144A) (b) (d)	390,000	414,375
Capital One Financial Corp. 3.050%, 03/09/22	750,000	749,549
Capital One N.A. 1.650%, 02/05/18	670,000	669,887
2.350%, 08/17/18	580,000	583,653
Citigroup, Inc. 2.700%, 03/30/21	295,000	295,352
3.200%, 10/21/26	140,000	133,919
4.300%, 11/20/26	675,000	681,471
4.450%, 09/29/27	1,815,000	1,836,858
4.600%, 03/09/26	215,000	220,788
4.650%, 07/30/45	56,000	58,345
5.500%, 09/13/25	365,000	399,040
Credit Agricole S.A. 8.125%, 12/23/25 (144A) (b) (d)	725,000	772,125
Credit Bank of Moscow Via CBOM Finance plc 7.500%, 10/05/27 (144A) (d)	495,000	503,326
Credit Suisse Group AG 6.250%, 12/18/24 (144A) (b) (d)	1,320,000	1,341,012
Credit Suisse Group Funding Guernsey, Ltd. 3.125%, 12/10/20	495,000	497,746
Goldman Sachs Group, Inc. (The) 2.350%, 11/15/21	560,000	548,454
2.600%, 04/23/20	1,605,000	1,614,041
2.750%, 09/15/20	440,000	443,645
2.875%, 02/25/21	520,000	523,369
4.750%, 10/21/45	215,000	226,512
5.150%, 05/22/45	640,000	672,470
6.250%, 02/01/41	430,000	540,008
6.750%, 10/01/37	1,375,000	1,696,665
HSBC Holdings plc 2.950%, 05/25/21 (b)	255,000	256,253

BHFTII-101

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
HSBC Holdings plc 3.262%, 03/13/23 (d)	1,225,000	$1,231,821
3.400%, 03/08/21	765,000	782,382
3.600%, 05/25/23 (b)	255,000	259,116
4.250%, 08/18/25	390,000	392,705
HSBC USA, Inc. 2.750%, 08/07/20	375,000	379,224
Intesa Sanpaolo S.p.A. 7.700%, 09/17/25 (144A) (b) (d)	650,000	620,750
7.750%, 01/11/27 (EUR) (d)	200,000	219,761
JPMorgan Chase & Co. 2.273%, 10/24/23 (d)	325,000	332,452
2.295%, 08/15/21 (b)	420,000	415,639
2.400%, 06/07/21 (b)	565,000	562,088
2.550%, 10/29/20	730,000	733,253
2.700%, 05/18/23	480,000	470,408
2.750%, 06/23/20 (b)	830,000	840,825
4.250%, 10/01/27	635,000	650,571
5.600%, 07/15/41	125,000	149,081
6.000%, 01/15/18	195,000	201,582
Landsbanki Islands
Zero Coupon, 08/25/20 (g) (k)	320,000	0
Lloyds Banking Group plc 7.000%, 06/27/19 (GBP) (d)	280,000	358,719
Morgan Stanley 2.500%, 01/24/19	455,000	459,489
2.500%, 04/21/21	1,190,000	1,183,574
3.125%, 07/27/26 (b)	320,000	305,432
3.625%, 01/20/27	685,000	679,997
4.000%, 07/23/25	280,000	288,722
4.350%, 09/08/26	95,000	97,306
5.000%, 11/24/25	532,000	571,252
5.550%, 04/27/17	1,350,000	1,353,595
6.250%, 08/28/17	555,000	565,629
Royal Bank of Scotland Group plc 3.875%, 09/12/23	680,000	670,181
6.125%, 12/15/22	125,000	132,365
7.500%, 08/10/20 (d)	720,000	710,100
Santander Holdings USA, Inc. 3.700%, 03/28/22 (144A)	675,000	677,329
Santander UK Group Holdings plc 3.571%, 01/10/23	330,000	329,993
Societe Generale S.A. 7.375%, 09/13/21 (144A) (d)	650,000	660,140
8.250%, 11/29/18 (d)	885,000	925,852
UBS Group AG 5.750%, 02/19/22 (EUR) (d)	250,000	288,329
6.875%, 03/22/21 (d)	450,000	467,437
7.000%, 02/19/25 (d)	200,000	215,000
7.125%, 02/19/20 (d)	470,000	490,211
UBS Group Funding Jersey, Ltd. 2.650%, 02/01/22 (144A)	620,000	607,829
Wells Fargo & Co. 3.000%, 04/22/26	310,000	297,513
3.000%, 10/23/26	200,000	191,491
3.069%, 01/24/23	960,000	965,839

Banks—(Continued)
Wells Fargo & Co. 4.400%, 06/14/46	295,000	285,700
4.900%, 11/17/45	1,060,000	1,105,185
5.606%, 01/15/44	635,000	727,446
Wells Fargo Bank N.A. 2.150%, 12/06/19	880,000	882,964

		51,704,962

Beverages—0.5%
Anheuser-Busch InBev Finance, Inc. 1.900%, 02/01/19	840,000	841,218
2.150%, 02/01/19	175,000	176,132
3.300%, 02/01/23	1,665,000	1,694,655
3.650%, 02/01/26	120,000	121,344
4.700%, 02/01/36	510,000	539,559
4.900%, 02/01/46	1,585,000	1,712,948
Anheuser-Busch InBev Worldwide, Inc. 2.500%, 07/15/22	290,000	286,616
3.750%, 07/15/42	405,000	370,904

		5,743,376

Biotechnology—0.0%
Baxalta, Inc. 3.600%, 06/23/22	55,000	56,223
Celgene Corp. 4.625%, 05/15/44	195,000	193,399
Gilead Sciences, Inc. 2.500%, 09/01/23	120,000	116,100
3.250%, 09/01/22	165,000	168,550

		534,272

Building Materials—0.1%
Boise Cascade Co. 5.625%, 09/01/24 (144A)	35,000	35,525
Eagle Materials, Inc. 4.500%, 08/01/26	75,000	74,625
Norbord, Inc. 6.250%, 04/15/23 (144A)	125,000	131,250
Standard Industries, Inc. 5.375%, 11/15/24 (144A)	115,000	116,509
6.000%, 10/15/25 (144A) (b)	220,000	227,150

		585,059

Chemicals—0.0%
Methanex Corp. 4.250%, 12/01/24 (b)	230,000	229,755
5.650%, 12/01/44	235,000	224,721
Versum Materials, Inc. 5.500%, 09/30/24 (144A)	20,000	20,675

		475,151

Commercial Services—0.1%
Cardtronics, Inc. 5.125%, 08/01/22	130,000	131,625

BHFTII-102

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
ERAC USA Finance LLC 2.600%, 12/01/21 (144A)	515,000	$506,300
United Rentals North America, Inc. 4.625%, 07/15/23	60,000	61,800
5.500%, 07/15/25	110,000	113,300

		813,025

Computers—0.2%
Apple, Inc. 3.350%, 02/09/27	175,000	177,093
3.450%, 02/09/45	550,000	490,239
3.850%, 08/04/46	95,000	90,624
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 3.480%, 06/01/19 (144A)	250,000	256,178
4.420%, 06/15/21 (144A)	195,000	203,920
8.350%, 07/15/46 (144A)	125,000	161,437
Hewlett Packard Enterprise Co. 3.600%, 10/15/20	1,540,000	1,583,704
NCR Corp. 5.000%, 07/15/22	115,000	116,725

		3,079,920

Diversified Financial Services—0.4%
Aircastle, Ltd. 5.000%, 04/01/23	25,000	26,313
5.500%, 02/15/22 (b)	50,000	53,625
American Express Credit Corp. 2.200%, 03/03/20	1,055,000	1,056,597
CBOE Holdings, Inc. 3.650%, 01/12/27	455,000	457,434
CIT Group, Inc. 5.500%, 02/15/19 (144A)	275,000	289,094
GTP Acquisition Partners LLC 3.482%, 06/15/25 (144A)	1,355,000	1,355,515
Intercontinental Exchange, Inc. 2.750%, 12/01/20	355,000	360,447
Nasdaq, Inc. 3.850%, 06/30/26	100,000	99,463
Navient Corp. 5.500%, 01/15/19	330,000	341,880
6.500%, 06/15/22 (b)	400,000	403,500
Visa, Inc. 2.800%, 12/14/22	415,000	418,608
4.300%, 12/14/45	545,000	571,944

		5,434,420

Electric—0.5%
AES Corp. 4.875%, 05/15/23	20,000	19,900
5.500%, 03/15/24 (b)	325,000	329,875
Dominion Resources, Inc. 2.850%, 08/15/26	320,000	298,805
DTE Energy Co. 1.500%, 10/01/19 (b)	315,000	309,715

Electric—(Continued)
Duke Energy Carolinas LLC 4.250%, 12/15/41	275,000	284,676
Duke Energy Corp. 2.650%, 09/01/26 (b)	165,000	153,733
Duke Energy Florida LLC 3.400%, 10/01/46	430,000	385,788
Duke Energy Progress LLC 4.375%, 03/30/44	320,000	335,547
Electricite de France S.A. 4.950%, 10/13/45 (144A) (b)	460,000	465,051
Emera U.S. Finance L.P. 2.700%, 06/15/21	80,000	79,547
4.750%, 06/15/46	90,000	90,815
Exelon Corp. 2.450%, 04/15/21	80,000	79,042
2.850%, 06/15/20	530,000	536,948
FirstEnergy Corp. 4.250%, 03/15/23	515,000	532,177
Fortis, Inc. 2.100%, 10/04/21 (144A)	155,000	150,185
3.055%, 10/04/26 (144A)	330,000	308,694
Great Plains Energy, Inc. 3.150%, 04/01/22	235,000	237,283
3.900%, 04/01/27	220,000	222,142
NextEra Energy Capital Holdings, Inc. 1.649%, 09/01/18	210,000	209,377
NRG Energy, Inc. 6.250%, 07/15/22 (b)	130,000	132,925
Oncor Electric Delivery Co. LLC 7.000%, 09/01/22	110,000	132,699
Southern Co. (The) 1.850%, 07/01/19	270,000	268,532
2.950%, 07/01/23	170,000	165,478
4.400%, 07/01/46	155,000	148,148

		5,877,082

Electrical Components & Equipment—0.0%
EnerSys 5.000%, 04/30/23 (144A)	130,000	130,813

Electronics—0.0%
Fortive Corp. 2.350%, 06/15/21 (144A)	275,000	271,632
Keysight Technologies, Inc. 4.600%, 04/06/27	235,000	236,704

		508,336

Entertainment—0.0%
GLP Capital L.P. / GLP Financing II, Inc. 5.375%, 04/15/26	50,000	51,625
WMG Acquisition Corp. 4.875%, 11/01/24 (144A) (b)	150,000	150,750
5.000%, 08/01/23 (144A)	40,000	40,400

		242,775

BHFTII-103

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Environmental Control—0.0%
Clean Harbors, Inc. 5.250%, 08/01/20	210,000	$213,734

Food—0.2%
Danone S.A. 1.691%, 10/30/19 (144A)	705,000	695,599
Kraft Heinz Foods Co. 2.000%, 07/02/18	270,000	270,671
2.800%, 07/02/20	205,000	207,792
4.375%, 06/01/46	240,000	225,217
Kroger Co. (The) 1.500%, 09/30/19	180,000	177,318
2.650%, 10/15/26	40,000	36,846
3.875%, 10/15/46	30,000	26,926
Lamb Weston Holdings, Inc. 4.625%, 11/01/24 (144A) (b)	65,000	66,300
4.875%, 11/01/26 (144A) (b)	65,000	66,300
Sigma Alimentos S.A. de C.V. 4.125%, 05/02/26 (144A)	200,000	195,500
Sysco Corp. 2.500%, 07/15/21 (b)	405,000	403,649

		2,372,118

Forest Products & Paper—0.0%
Cascades, Inc. 5.750%, 07/15/23 (144A)	95,000	95,000
Clearwater Paper Corp. 5.375%, 02/01/25 (144A) (b)	25,000	24,750

		119,750

Gas—0.0%
AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.625%, 05/20/24	95,000	95,475
5.875%, 08/20/26	95,000	94,525
Southern Co. Gas Capital Corp. 2.450%, 10/01/23	95,000	91,119
Southern Star Central Corp. 5.125%, 07/15/22 (144A)	25,000	25,063

		306,182

Healthcare-Products—0.2%
Kinetic Concepts, Inc. / KCI USA, Inc. 7.875%, 02/15/21 (144A)	125,000	132,500
Medtronic, Inc. 4.375%, 03/15/35	398,000	417,230
4.625%, 03/15/45	170,000	182,531
Thermo Fisher Scientific, Inc. 2.950%, 09/19/26	95,000	90,451
3.000%, 04/15/23	525,000	520,240
Zimmer Biomet Holdings, Inc. 1.450%, 04/01/17	555,000	555,000

		1,897,952

Healthcare-Services—0.3%
Aetna, Inc. 2.800%, 06/15/23	175,000	173,570
Anthem, Inc. 3.500%, 08/15/24	900,000	905,636
4.625%, 05/15/42	170,000	172,706
CHS/Community Health Systems, Inc. 5.125%, 08/01/21 (b)	125,000	123,594
6.250%, 03/31/23	35,000	35,613
HCA, Inc. 7.500%, 02/15/22 (b)	200,000	228,750
MEDNAX, Inc. 5.250%, 12/01/23 (144A)	40,000	40,800
Tenet Healthcare Corp. 6.000%, 10/01/20 (b)	335,000	354,263
UnitedHealth Group, Inc. 1.700%, 02/15/19	465,000	465,033
3.350%, 07/15/22	460,000	475,931
3.750%, 07/15/25	475,000	496,050
4.250%, 04/15/47	110,000	112,312
4.750%, 07/15/45	130,000	142,465

		3,726,723

Home Builders—0.0%
CalAtlantic Group, Inc. 5.375%, 10/01/22 (b)	170,000	177,650
Meritage Homes Corp. 6.000%, 06/01/25 (b)	125,000	130,235

		307,885

Household Products/Wares—0.0%
ACCO Brands Corp. 5.250%, 12/15/24 (144A)	20,000	20,100

Insurance—0.1%
American International Group, Inc. 4.700%, 07/10/35	305,000	308,675
CNO Financial Group, Inc. 4.500%, 05/30/20	10,000	10,325
5.250%, 05/30/25	90,000	92,307
Genworth Financial, Inc. 7.200%, 02/15/21	20,000	18,850
Genworth Holdings, Inc. 4.900%, 08/15/23	40,000	33,300
7.700%, 06/15/20	5,000	4,940
Marsh & McLennan Cos., Inc. 3.500%, 03/10/25	340,000	344,678
Massachusetts Mutual Life Insurance Co. 8.875%, 06/01/39 (144A)	67,000	108,787
MGIC Investment Corp. 5.750%, 08/15/23	45,000	47,475
Radian Group, Inc. 7.000%, 03/15/21	80,000	88,500

		1,057,837

BHFTII-104

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Internet—0.0%
Netflix, Inc. 4.375%, 11/15/26 (144A) (b)	65,000	$63,862
Symantec Corp. 5.000%, 04/15/25 (144A)	30,000	30,763

		94,625

Iron/Steel—0.0%
Steel Dynamics, Inc. 5.500%, 10/01/24 (b)	105,000	109,725
Vale Overseas, Ltd. 6.250%, 08/10/26	205,000	222,681
6.875%, 11/10/39	55,000	58,817

		391,223

Lodging—0.0%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.375%, 03/15/22	171,000	175,061

Machinery-Construction & Mining—0.0%
Oshkosh Corp. 5.375%, 03/01/25	120,000	123,900

Machinery-Diversified—0.0%
CNH Industrial Capital LLC 3.375%, 07/15/19	15,000	15,131
CNH Industrial NV 4.500%, 08/15/23 (b)	145,000	146,994

		162,125

Media—0.9%
21st Century Fox America, Inc.
3.375%, 11/15/26	305,000	298,725
4.750%, 11/15/46	55,000	55,129
6.150%, 03/01/37	685,000	810,015
Altice U.S. Finance I Corp. 5.500%, 05/15/26 (144A)	200,000	205,500
CBS Corp. 4.000%, 01/15/26	150,000	153,587
CCO Holdings LLC / CCO Holdings Capital Corp. 5.125%, 02/15/23	10,000	10,275
5.250%, 09/30/22	35,000	36,312
5.750%, 09/01/23	60,000	62,400
5.750%, 02/15/26 (144A)	30,000	31,500
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.579%, 07/23/20	270,000	277,732
4.464%, 07/23/22	815,000	859,443
4.908%, 07/23/25	135,000	142,650
6.484%, 10/23/45	815,000	938,339
Comcast Corp. 2.750%, 03/01/23	655,000	652,617

Media—(Continued)
Comcast Corp. 3.150%, 03/01/26	860,000	846,145
3.400%, 07/15/46 (b)	400,000	342,253
4.750%, 03/01/44	240,000	253,200
COX Communications, Inc. 3.250%, 12/15/22 (144A)	190,000	186,611
3.350%, 09/15/26 (144A)	95,000	91,911
3.850%, 02/01/25 (144A) (b)	355,000	353,908
4.800%, 02/01/35 (144A)	115,000	108,281
DISH DBS Corp. 5.875%, 11/15/24 (b)	280,000	294,070
Grupo Televisa S.A.B. 6.125%, 01/31/46	360,000	378,851
Liberty Interactive LLC 8.250%, 02/01/30 (b)	320,000	344,000
NBCUniversal Media LLC 5.150%, 04/30/20	86,000	93,866
Sky plc 2.625%, 09/16/19 (144A)	480,000	482,816
TEGNA, Inc. 4.875%, 09/15/21 (144A)	225,000	228,375
5.125%, 10/15/19	105,000	107,494
6.375%, 10/15/23	10,000	10,575
Time Warner Cable LLC 4.500%, 09/15/42	400,000	362,514
7.300%, 07/01/38	500,000	619,583
8.250%, 04/01/19	231,000	257,533
8.750%, 02/14/19	759,000	848,421
Time Warner, Inc. 4.850%, 07/15/45 (b)	415,000	403,617
Viacom, Inc. 4.375%, 03/15/43	173,000	149,952
5.875%, 02/28/57 (d)	10,000	10,200
6.250%, 02/28/57 (d)	20,000	20,160
Videotron, Ltd. 5.375%, 06/15/24 (144A)	145,000	150,619

		11,479,179

Mining—0.0%
Anglo American Capital plc 4.875%, 05/14/25 (144A)	210,000	214,242
Kaiser Aluminum Corp. 5.875%, 05/15/24 (b)	45,000	46,898
Rio Tinto Finance USA, Ltd. 3.750%, 06/15/25 (b)	145,000	150,737
Teck Resources, Ltd. 8.500%, 06/01/24 (144A)	105,000	121,144

		533,021

Oil & Gas—1.0%
Anadarko Petroleum Corp. 3.450%, 07/15/24	600,000	585,019
4.500%, 07/15/44	240,000	226,391
4.850%, 03/15/21 (b)	370,000	395,809
5.550%, 03/15/26	5,000	5,549

BHFTII-105

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Anadarko Petroleum Corp. 6.600%, 03/15/46	400,000	$483,892
6.950%, 06/15/19	75,000	82,477
Antero Resources Corp. 5.625%, 06/01/23 (b)	50,000	51,125
Apache Corp. 4.250%, 01/15/44	35,000	32,830
BP Capital Markets plc 2.112%, 09/16/21 (b)	355,000	348,630
2.750%, 05/10/23	500,000	493,744
3.062%, 03/17/22	125,000	126,723
Cenovus Energy, Inc. 3.000%, 08/15/22	295,000	290,862
Concho Resources, Inc. 5.500%, 04/01/23 (b)	75,000	77,625
ConocoPhillips Co. 4.950%, 03/15/26 (b)	490,000	543,863
Continental Resources, Inc. 3.800%, 06/01/24	5,000	4,650
4.500%, 04/15/23 (b)	60,000	58,387
4.900%, 06/01/44 (b)	10,000	8,600
5.000%, 09/15/22	70,000	70,700
Devon Energy Corp. 3.250%, 05/15/22 (b)	895,000	886,617
5.000%, 06/15/45 (b)	150,000	150,500
Devon Financing Co. LLC 7.875%, 09/30/31	100,000	129,158
Diamondback Energy, Inc. 4.750%, 11/01/24 (144A)	10,000	10,059
Encana Corp. 3.900%, 11/15/21 (b)	300,000	306,488
EOG Resources, Inc. 4.150%, 01/15/26	225,000	235,055
Hess Corp. 4.300%, 04/01/27 (b)	370,000	363,418
5.600%, 02/15/41	210,000	210,324
5.800%, 04/01/47 (b)	165,000	170,522
6.000%, 01/15/40	260,000	267,245
Kerr-McGee Corp. 6.950%, 07/01/24	480,000	566,678
Marathon Oil Corp. 2.700%, 06/01/20	200,000	198,594
2.800%, 11/01/22 (b)	370,000	355,502
3.850%, 06/01/25	100,000	98,314
5.200%, 06/01/45 (b)	30,000	29,572
6.600%, 10/01/37 (b)	15,000	17,021
6.800%, 03/15/32	15,000	17,141
MEG Energy Corp. 6.500%, 01/15/25 (144A)	35,000	35,000
7.000%, 03/31/24 (144A) (b)	61,000	54,595
Petrobras Global Finance B.V. 7.375%, 01/17/27	325,000	343,590
Petroleos Mexicanos 3.500%, 07/23/20	180,000	181,575
5.500%, 02/04/19	380,000	399,000
5.500%, 06/27/44	99,000	87,372

Oil & Gas—(Continued)
Petroleos Mexicanos 6.375%, 02/04/21	195,000	211,522
6.500%, 03/13/27 (144A)	25,000	26,894
6.750%, 09/21/47	376,000	381,414
Pioneer Natural Resources Co. 3.450%, 01/15/21	65,000	66,539
3.950%, 07/15/22	120,000	124,914
4.450%, 01/15/26 (b)	580,000	610,457
QEP Resources, Inc. 5.375%, 10/01/22	5,000	4,925
6.800%, 03/01/20 (g)	15,000	15,705
Shell International Finance B.V. 2.500%, 09/12/26 (b)	185,000	174,525
3.250%, 05/11/25	490,000	494,756
4.375%, 05/11/45	470,000	476,628
SM Energy Co. 6.125%, 11/15/22	55,000	55,413
Statoil ASA 3.950%, 05/15/43	420,000	406,209
Tesoro Corp. 5.125%, 04/01/24 (b)	150,000	156,000
Valero Energy Corp. 3.400%, 09/15/26	660,000	630,495
4.900%, 03/15/45	75,000	74,938

		12,911,550

Packaging & Containers—0.0%
Crown Americas LLC / Crown Americas Capital Corp. 4.250%, 09/30/26 (144A) (b)	55,000	52,903
Owens-Brockway Glass Container, Inc. 5.875%, 08/15/23 (144A)	95,000	100,522
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.125%, 07/15/23 (144A)	170,000	174,675

		328,100

Pharmaceuticals—0.5%
AbbVie, Inc. 3.200%, 05/14/26 (b)	235,000	225,900
Actavis Funding SCS 2.350%, 03/12/18	1,545,000	1,551,736
3.000%, 03/12/20	1,060,000	1,078,092
Cardinal Health, Inc. 1.950%, 06/15/18	265,000	265,811
EMD Finance LLC 2.950%, 03/19/22 (144A)	535,000	536,497
Mylan NV 3.000%, 12/15/18	245,000	247,844
3.150%, 06/15/21 (b)	300,000	301,103
3.750%, 12/15/20 (b)	325,000	333,383
Shire Acquisitions Investments Ireland DAC 2.400%, 09/23/21	520,000	508,515
Teva Pharmaceutical Finance Netherlands B.V. 1.700%, 07/19/19	805,000	795,823
2.200%, 07/21/21 (b)	635,000	612,813

BHFTII-106

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Valeant Pharmaceuticals International, Inc. 6.500%, 03/15/22 (144A)	20,000	$20,575
7.000%, 03/15/24 (144A)	30,000	30,788

		6,508,880

Pipelines—0.5%
DCP Midstream Operating L.P. 2.700%, 04/01/19	30,000	29,700
3.875%, 03/15/23	20,000	19,200
4.950%, 04/01/22	66,000	66,660
5.600%, 04/01/44	50,000	46,000
Energy Transfer Equity L.P. 7.500%, 10/15/20	310,000	345,650
Energy Transfer Partners L.P. 3.600%, 02/01/23	40,000	39,758
4.050%, 03/15/25	180,000	177,981
5.950%, 10/01/43	120,000	124,246
Enterprise Products Operating LLC 3.950%, 02/15/27 (b)	220,000	224,325
Kinder Morgan Energy Partners L.P. 6.500%, 04/01/20	50,000	55,335
6.850%, 02/15/20	215,000	239,270
Kinder Morgan, Inc. 5.050%, 02/15/46	580,000	563,018
Magellan Midstream Partners L.P. 5.000%, 03/01/26 (b)	145,000	159,617
MPLX L.P. 4.125%, 03/01/27	260,000	258,873
5.200%, 03/01/47	65,000	65,407
Phillips 66 Partners L.P. 3.550%, 10/01/26	145,000	138,497
Plains All American Pipeline L.P. / PAA Finance Corp. 2.850%, 01/31/23	470,000	450,540
3.650%, 06/01/22	470,000	476,547
4.500%, 12/15/26 (b)	275,000	280,431
Regency Energy Partners L.P. / Regency Energy Finance Corp. 4.500%, 11/01/23	275,000	282,183
5.875%, 03/01/22	55,000	60,450
Sabine Pass Liquefaction LLC 4.200%, 03/15/28 (144A)	200,000	197,563
Sunoco Logistics Partners Operations L.P. 3.900%, 07/15/26	25,000	24,155
4.250%, 04/01/24	300,000	305,399
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 6.250%, 10/15/22	110,000	116,187
Texas Eastern Transmission L.P. 2.800%, 10/15/22 (144A)	420,000	406,598
Williams Cos., Inc. (The) 3.700%, 01/15/23	70,000	68,775
4.550%, 06/24/24	21,000	21,157
7.875%, 09/01/21	25,000	28,812

Pipelines—(Continued)
Williams Partners L.P. 3.600%, 03/15/22	775,000	786,143
4.000%, 11/15/21	280,000	289,738
4.300%, 03/04/24	260,000	267,531

		6,615,746

Real Estate—0.1%
ProLogis L.P. 3.350%, 02/01/21	525,000	540,584

Real Estate Investment Trusts—0.2%
American Tower Corp. 3.400%, 02/15/19	385,000	393,606
3.450%, 09/15/21	95,000	96,713
4.500%, 01/15/18	280,000	285,974
Brandywine Operating Partnership L.P. 3.950%, 02/15/23	400,000	401,208
Crown Castle International Corp. 3.400%, 02/15/21	105,000	106,807
3.700%, 06/15/26	245,000	240,430
Kimco Realty Corp. 3.125%, 06/01/23	605,000	595,451
3.400%, 11/01/22 (b)	70,000	70,650
Ventas Realty L.P. / Ventas Capital Corp. 2.700%, 04/01/20	265,000	267,207

		2,458,046

Retail—0.3%
CVS Health Corp. 2.800%, 07/20/20	595,000	604,971
3.875%, 07/20/25	324,000	333,832
5.125%, 07/20/45	670,000	739,209
Home Depot, Inc. (The) 3.500%, 09/15/56	390,000	340,471
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 5.250%, 06/01/26 (144A)	110,000	111,925
Lowe’s Cos., Inc. 2.500%, 04/15/26	625,000	593,656
3.700%, 04/15/46	520,000	483,245
Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.875%, 03/01/27	80,000	78,800
Walgreens Boots Alliance, Inc. 2.600%, 06/01/21 (b)	220,000	220,266

		3,506,375

Savings & Loans—0.0%
Nationwide Building Society 6.875%, 06/20/19 (GBP) (d)	130,000	165,320

Semiconductors—0.3%
Applied Materials, Inc. 3.300%, 04/01/27	100,000	100,397
4.350%, 04/01/47	70,000	70,866

BHFTII-107

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—(Continued)
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.000%, 01/15/22 (144A)	1,310,000	$1,308,331
3.625%, 01/15/24 (144A)	1,010,000	1,017,444
Intel Corp. 4.100%, 05/19/46 (b)	235,000	234,354
Lam Research Corp. 2.800%, 06/15/21	375,000	376,367
Sensata Technologies B.V. 5.000%, 10/01/25 (144A)	120,000	120,900
5.625%, 11/01/24 (144A)	20,000	20,850

		3,249,509

Shipbuilding—0.0%
Huntington Ingalls Industries, Inc. 5.000%, 11/15/25 (144A)	25,000	26,125

Software—0.2%
First Data Corp. 5.000%, 01/15/24 (144A)	40,000	40,700
5.375%, 08/15/23 (144A) (b)	185,000	192,631
Microsoft Corp. 1.550%, 08/08/21	655,000	638,250
2.400%, 08/08/26	255,000	241,273
3.300%, 02/06/27	200,000	203,069
3.700%, 08/08/46	390,000	366,097
3.950%, 08/08/56	400,000	373,826
MSCI, Inc. 5.250%, 11/15/24 (144A) (b)	75,000	78,938
5.750%, 08/15/25 (144A)	65,000	69,063
Open Text Corp. 5.625%, 01/15/23 (144A)	80,000	83,200
Quintiles IMS, Inc. 4.875%, 05/15/23 (144A)	85,000	86,169

		2,373,216

Telecommunications—0.5%
AT&T, Inc. 3.600%, 02/17/23	770,000	779,857
4.125%, 02/17/26	170,000	172,397
4.500%, 05/15/35	130,000	122,724
4.750%, 05/15/46	445,000	415,224
5.150%, 03/15/42	439,000	435,557
Frontier Communications Corp. 10.500%, 09/15/22	65,000	65,812
Nokia Oyj 6.625%, 05/15/39	110,000	116,737
Sprint Communications, Inc. 7.000%, 03/01/20 (144A)	320,000	348,800
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	1,235,000	1,231,912
T-Mobile USA, Inc. 6.731%, 04/28/22	125,000	129,325

Telecommunications—(Continued)
Telecom Italia Capital S.A. 6.000%, 09/30/34	45,000	44,438
6.375%, 11/15/33	10,000	10,106
7.721%, 06/04/38	50,000	55,375
Telefonica Emisiones S.A.U. 4.103%, 03/08/27	355,000	357,505
Verizon Communications, Inc. 4.125%, 03/16/27	365,000	371,183
4.400%, 11/01/34	535,000	506,266
4.672%, 03/15/55	843,000	752,799
4.862%, 08/21/46	310,000	298,034
5.012%, 08/21/54	523,000	496,159
5.500%, 03/16/47	95,000	99,574

		6,809,784

Transportation—0.1%
Burlington Northern Santa Fe LLC 3.250%, 06/15/27	70,000	70,522
4.125%, 06/15/47	450,000	448,732
FedEx Corp. 4.400%, 01/15/47	200,000	194,444
4.550%, 04/01/46	315,000	314,763
4.750%, 11/15/45	125,000	128,020
Norfolk Southern Corp. 2.900%, 06/15/26	365,000	352,419
Ryder System, Inc. 2.550%, 06/01/19	260,000	262,119

		1,771,019

Trucking & Leasing—0.1%
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.500%, 06/15/19 (144A)	335,000	336,898
4.875%, 07/11/22 (144A)	655,000	707,081

		1,043,979

Total Corporate Bonds & Notes (Cost $154,731,669)		154,590,551

Asset-Backed Securities—6.7%

Asset-Backed - Automobile—0.2%
AmeriCredit Automobile Receivables Trust 3.310%, 10/08/19	245,000	248,203
First Investors Auto Owner Trust 2.390%, 11/16/20 (144A)	285,000	286,465
GM Financial Automobile Leasing Trust 1.960%, 03/20/18 (144A)	200,000	200,359
Honor Automobile Trust Securitization 2.940%, 11/15/19 (144A)	895,596	898,693
Santander Drive Auto Receivables Trust 3.780%, 10/15/19 (144A)	195,000	198,230
4.670%, 01/15/20 (144A)	1,085,000	1,102,875

		2,934,825

BHFTII-108

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—0.5%
GSAA Home Equity Trust 1.032%, 12/25/46 (d) (g)	110,834	$68,938
1.052%, 12/25/46 (d) (g)	362,760	197,289
1.082%, 03/25/37 (d) (g)	805,675	436,183
1.202%, 05/25/47 (d) (g)	26,143	20,792
1.212%, 04/25/47 (d) (g)	258,435	170,534
1.222%, 11/25/36 (d) (g)	326,334	197,687
1.282%, 03/25/36 (d) (g)	1,450,571	1,020,892
5.876%, 09/25/36 (g)	160,851	81,759
5.985%, 06/25/36 (d) (g)	625,600	311,122
Morgan Stanley ABS Capital, Inc. Trust 1.132%, 06/25/36 (d) (g)	51,469	43,604
New Residential Mortgage Loan Trust 4.000%, 02/25/57 (144A) (d)	2,396,128	2,470,948
Renaissance Home Equity Loan Trust 5.909%, 04/25/37 (g)	671,934	356,646
6.120%, 11/25/36 (g)	259,805	164,686
Soundview Home Loan Trust 1.232%, 11/25/36 (d) (g)	595,000	436,134

		5,977,214

Asset-Backed - Other—6.0%
AMMC CLO, Ltd. 2.488%, 07/27/26 (144A) (d)	1,340,000	1,340,878
Anchorage Capital CLO, Ltd. 2.461%, 01/15/29 (144A) (d)	760,744	762,706
Apidos CLO 2.353%, 01/16/27 (144A) (d)	480,000	480,303
2.475%, 01/19/25 (144A) (d)	895,000	898,071
2.873%, 07/15/23 (144A) (d)	465,000	465,744
Atlas Senior Loan Fund CLO, Ltd. 2.452%, 07/16/26 (144A) (d)	620,000	619,720
Atlas Senior Loan Fund, Ltd. 2.284%, 10/15/26 (144A) (d)	1,190,000	1,190,093
Avery Point CLO, Ltd. 2.558%, 04/25/26 (144A) (d)	1,460,000	1,462,914
2.670%, 04/25/26 (144A) (d)	1,460,000	1,460,000
Babson CLO, Ltd. 2.180%, 07/20/25 (144A) (d)	340,000	340,658
Battalion CLO, Ltd. 2.441%, 10/22/25 (144A) (d)	615,000	615,061
Bayview Opportunity Master Fund Trust 4.000%, 10/28/64 (144A) (d)	1,415,000	1,462,361
Benefit Street Partners CLO, Ltd. 2.223%, 07/15/24 (144A) (d)	320,000	319,940
BlueMountain CLO, Ltd. 2.275%, 04/30/26 (144A) (d)	1,100,000	1,099,634
Camden Parc Dus 3.150%, 04/01/27 () (d)	775,000	784,597
Carlyle Global Market Strategies CLO, Ltd. 2.507%, 04/27/27 (144A) (d)	1,425,000	1,434,535
Cent CLO, Ltd.
Zero Coupon, 07/27/26 (144A) (d)	930,000	930,144
2.339%, 01/30/25 (144A) (d)	1,135,000	1,135,663
2.444%, 11/07/26 (144A) (d)	755,000	755,258

Asset-Backed - Other—(Continued)
Cent CLO, Ltd.
2.513%, 04/17/26 (144A) (d)	1,345,000	1,345,928
3.073%, 04/17/26 (144A) (d)	530,000	530,254
CIFC Funding, Ltd. 2.235%, 05/24/26 (144A) (d)	1,580,000	1,579,627
2.524%, 04/18/25 (144A) (d)	1,585,000	1,585,095
3.800%, 12/05/24 (144A) (d)	950,000	951,582
Consumer Credit Origination Loan Trust 2.820%, 03/15/21 (144A) (l)	3,057	3,057
Dryden Senior Loan Fund 2.453%, 07/15/27 (144A) (d)	1,215,000	1,224,556
2.453%, 10/15/28 (144A) (d)	1,604,000	1,608,802
Finance America Mortgage Loan Trust 2.032%, 09/25/33 (d) (g)	94,447	88,711
First Franklin Mortgage Loan Trust 1.292%, 09/25/36 (d) (g)	560,000	450,792
Fremont Home Loan Trust 2.032%, 12/25/33 (d) (g)	86,521	82,240
Galaxy CLO, Ltd. 2.273%, 04/15/25 (144A) (d)	400,000	400,564
GMACM Home Equity Loan Trust 1.482%, 10/25/34 (144A) (d)	77,242	73,134
GreatAmerica Leasing Receivables Funding LLC 1.720%, 04/22/19 (144A)	150,000	149,805
Green Tree Agency Advance Funding Trust 3.095%, 10/15/48 (144A)	705,000	704,457
Highbridge Loan Management, Ltd. 2.484%, 05/05/27 (144A) (d)	895,000	895,067
JFIN CLO, Ltd. 2.324%, 04/24/29 (144A) (d)	1,315,000	1,316,976
KKR Financial CLO, Ltd. 2.173%, 07/15/25 (144A) (d)	565,000	564,580
Knollwood CDO, Ltd. 4.209%, 01/10/39 (144A) (d)	600,440	6
Lakeview APT DUS 3.160%, 04/01/27 () (d)	585,000	592,130
Laurel PNS AP II DUS 3.230%, 04/01/27 () (d)	735,000	747,920
Lehman XS Trust 1.502%, 11/25/35 (d) (g)	220,466	147,916
Lendmark Funding Trust 3.260%, 04/21/25 (144A) (l)	875,000	871,361
Madison Park Funding, Ltd. 2.275%, 07/20/26 (144A) (d)	1,485,000	1,486,311
2.321%, 10/23/25 (144A) (d)	1,341,165	1,341,911
Magnetite, Ltd. 2.323%, 04/15/26 (144A) (d)	865,000	867,675
2.353%, 04/15/27 (144A) (d)	955,000	955,117
2.458%, 07/25/26 (144A) (d)	1,255,000	1,256,482
2.988%, 07/25/26 (144A) (d)	1,010,000	1,010,159
Metropl Town CTR DUS 3.105%, 04/01/27 () (d)	1,820,317	1,833,543
Nationstar HECM Loan Trust 2.239%, 06/25/26 (144A)	117,049	117,844
2.981%, 02/25/26 (144A)	360,613	360,613
Neuberger Berman CLO, Ltd. 2.504%, 08/04/25 (144A) (d)	1,230,000	1,230,138

BHFTII-109

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
New Residential Advance Receivables Trust 2.575%, 10/15/49 (144A)	1,249,000	$1,235,729
3.214%, 02/15/51 (144A)	1,065,000	1,057,918
NRZ Advance Receivables Trust 3.107%, 12/15/50 (144A)	1,195,000	1,188,604
Oak Hill Credit Partners, Ltd.
Zero Coupon, 07/20/26 (144A) (d)	455,000	454,773
Oaktree EIF, Ltd. 2.589%, 02/15/26 (144A) (d)	1,345,000	1,345,285
OCP CLO, Ltd. 2.553%, 04/17/27 (144A) (d)	1,230,000	1,231,423
Octagon Investment Partners, Ltd. 2.143%, 07/17/25 (144A) (d)	720,000	719,386
2.355%, 03/17/30 (144A) (d)	725,000	728,262
OHA Loan Funding, Ltd. 2.323%, 08/23/24 (144A) (d)	695,000	695,077
OneMain Financial Issuance Trust 4.100%, 03/20/28 (144A)	1,650,000	1,689,731
OZLM Funding, Ltd. 2.191%, 07/22/25 (144A) (d)	1,205,000	1,204,132
OZLM, Ltd. 2.489%, 04/30/27 (144A) (d)	1,360,000	1,362,307
Race Point CLO, Ltd. 2.533%, 04/15/27 (144A) (d)	1,610,000	1,619,974
SBA Tower Trust 2.898%, 10/15/44 (144A)	845,000	847,626
Securitized Asset-Backed Receivables LLC Trust 1.072%, 07/25/36 (d) (g)	537,064	265,288
Seneca Park CLO, Ltd.
Zero Coupon, 07/17/26 (144A) (d)	1,095,000	1,094,452
2.503%, 07/17/26 (144A) (d)	1,095,000	1,094,995
Shackleton CLO 2.503%, 07/17/26 (144A) (d)	1,105,000	1,097,457
SoFi Consumer Loan Program LLC 3.090%, 10/27/25 (144A) (l)	772,065	772,655
3.280%, 01/26/26 (144A) (l)	605,451	608,344
Sound Point CLO, Ltd. 2.411%, 01/21/26 (144A) (d)	1,415,000	1,419,355
2.496%, 01/23/29 (144A) (d)	505,000	506,674
2.553%, 04/15/27 (144A) (d)	1,315,000	1,322,739
Springleaf Funding Trust 2.900%, 11/15/29 (144A)	960,000	965,492
SPS Servicer Advance Receivables Trust 2.750%, 11/15/49 (144A)	1,020,000	1,012,987
2.920%, 07/15/47 (144A)	1,185,000	1,186,818
Symphony CLO, Ltd. 2.285%, 07/14/26 (144A) (d)	1,295,000	1,294,413
2.513%, 01/09/23 (144A) (d)	1,280,000	1,280,504
Treman Park CLO, Ltd. 2.530%, 04/20/27 (144A) (d)	1,300,000	1,293,558
Voya CLO, Ltd. 2.504%, 04/18/27 (144A) (d)	1,265,000	1,272,805
3.124%, 04/18/27 (144A) (d)	440,000	440,493

		76,241,889

Total Asset-Backed Securities (Cost $85,556,591)		85,153,928

Mortgage-Backed Securities—4.9%
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—2.6%
Adjustable Rate Mortgage Trust 1.482%, 01/25/36 (d)	319,269	276,217
1.502%, 01/25/36 (d)	63,979	59,471
1.522%, 11/25/35 (d)	379,218	351,819
4.255%, 11/25/37 (144A) (d)	193,141	179,038
Angel Oak Mortgage Trust LLC 2.810%, 01/25/47 (144A) (d)	291,590	291,584
Banc of America Funding Trust 1.208%, 02/20/47 (d)	1,366,451	1,271,624
Bear Stearns Adjustable Rate Mortgage Trust 3.338%, 07/25/36 (d)	535,775	518,584
Bear Stearns ALT-A Trust 1.462%, 02/25/36 (d)	821,740	713,936
Bear Stearns Mortgage Funding Trust 1.162%, 10/25/36 (d)	462,182	397,484
1.182%, 02/25/37 (d)	909,626	800,234
COLT Mortgage Loan Trust 2.800%, 12/26/46 (144A) (d)	489,765	490,074
Countrywide Alternative Loan Trust 1.252%, 01/25/36 (d)	322,808	280,399
1.302%, 11/25/35 (d)	168,889	141,268
1.382%, 10/25/36 (d)	42,802	26,498
1.432%, 04/25/35 (d)	317,166	266,170
1.782%, 12/25/35 (d)	236,856	194,608
1.988%, 08/25/35 (d)	416,540	336,223
5.500%, 11/25/35	971,715	833,688
5.500%, 12/25/35	121,698	104,384
5.750%, 05/25/36	73,449	56,033
6.000%, 12/25/36	201,593	137,094
Countrywide Home Loan Mortgage Pass-Through Trust 1.182%, 04/25/46 (d)	397,779	321,390
1.662%, 02/25/35 (d)	190,416	166,257
1.662%, 03/25/35 (d)	189,050	166,784
3.036%, 06/20/35 (d)	27,771	26,064
3.140%, 09/25/47 (d)	793,786	732,610
3.249%, 03/20/36 (d)	77,486	63,372
Deutsche ALT-A Securities Mortgage Loan Trust 1.132%, 12/25/36 (d)	478,104	386,808
DSLA Mortgage Loan Trust 1.534%, 03/19/46 (d)	819,032	704,112
Fannie Mae Connecticut Avenue Securities
4.532%, 07/25/29 (144A) (d)	390,000	394,718
5.332%, 04/25/29 (d)	780,142	824,404
GreenPoint Mortgage Funding Trust 2.014%, 10/25/45 (d)	303,512	234,489
GSR Mortgage Loan Trust 1.282%, 01/25/37 (d)	924,133	554,929
3.355%, 01/25/36 (d)	766,583	712,116
6.000%, 07/25/37	402,034	360,179
HarborView Mortgage Loan Trust 1.678%, 01/19/35 (d)	97,638	66,957
IndyMac INDX Mortgage Loan Trust 1.172%, 04/25/37 (d)	60,353	44,053
3.402%, 10/25/35 (d)	73,635	65,669

BHFTII-110

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
JPMorgan Mortgage Trust 3.225%, 05/25/36 (d)	50,510	$46,462
Lehman XS Trust 1.172%, 11/25/46 (d) (g)	918,140	786,225
1.222%, 06/25/47 (d)	813,989	660,688
LSTAR Securities Investment, Ltd. 2.784%, 10/01/20 (144A) (d)	1,063,015	1,059,029
2.784%, 09/01/21 (144A) (d)	387,469	399,093
2.784%, 01/01/22 (144A) (d)	559,229	557,831
2.784%, 02/01/22 (144A) (d)	1,103,460	1,091,156
Luminent Mortgage Trust 1.182%, 10/25/46 (d)	145,223	124,344
1.242%, 11/25/35 (d)	68,498	62,406
Master Adjustable Rate Mortgages Trust 3.050%, 11/21/34 (d)	197,912	202,012
MASTR Adjustable Rate Mortgages Trust 1.222%, 05/25/37 (d)	149,511	92,567
2.765%, 09/25/33 (d)	121,919	114,405
Morgan Stanley Mortgage Loan Trust 3.394%, 05/25/36 (d)	484,827	340,286
Mortgage Repurchase Agreement Financing Trust 2.028%, 06/10/19 (144A) (d)	1,688,000	1,688,282
New Residential Mortgage Loan Trust 3.750%, 11/26/35 (144A) (d)	1,284,817	1,298,226
3.750%, 11/25/56 (144A) (d)	1,173,294	1,197,815
Nomura Asset Acceptance Corp. Alternative Loan Trust 3.951%, 06/25/36 (d)	77,404	63,527
Residential Accredit Loans, Inc. Trust 1.202%, 02/25/46 (d)	451,122	195,562
1.282%, 04/25/36 (d)	804,791	579,959
6.000%, 12/25/35	387,931	358,595
Residential Asset Securitization Trust 1.432%, 03/25/35 (d)	308,969	241,957
RFMSI Trust 3.287%, 08/25/35 (d)	122,543	92,923
Structured Adjustable Rate Mortgage Loan Trust 1.282%, 09/25/34 (d)	86,560	74,955
Structured Asset Mortgage Investments Trust 1.212%, 02/25/36 (d)	170,067	143,549
Towd Point Mortgage Trust 2.250%, 04/25/56 (144A) (d)	1,135,593	1,124,524
2.750%, 02/25/55 (144A) (d)	287,589	287,779
2.750%, 08/25/55 (144A) (d)	931,561	927,692
2.750%, 10/25/56 (144A) (d)	2,393,551	2,391,303
3.000%, 03/25/54 (144A) (d)	69,921	70,400
WaMu Mortgage Pass-Through Certificates Trust 1.402%, 06/25/44 (d)	164,506	153,076
1.434%, 12/25/46 (d)	705,935	594,361
1.618%, 07/25/46 (d)	99,309	86,758
2.116%, 11/25/46 (d)	105,928	95,354
2.658%, 06/25/37 (d)	195,505	175,788
Washington Mutual Mortgage Pass-Through Certificates 1.582%, 07/25/36 (d)	143,871	91,206

Collateralized Mortgage Obligations—(Continued)
Wells Fargo Alternative Loan Trust 3.167%, 12/28/37 (d)	31,196	28,619
Wells Fargo Mortgage-Backed Securities Trust 3.004%, 09/25/36 (d)	298,440	293,007
3.078%, 10/25/35 (d)	1,541,000	1,548,025
3.230%, 10/25/36 (d)	358,625	331,731

		33,222,818

Commercial Mortgage-Backed Securities—2.3%
Banc of America Commercial Mortgage Trust 3.116%, 09/15/48 (144A) (d) (l)	413,000	245,506
3.705%, 09/15/48	150,000	155,822
BB-UBS Trust 3.430%, 11/05/36 (144A)	2,520,000	2,576,567
Bear Stearns Commercial Mortgage Securities Trust 5.118%, 10/12/42 (d)	145,000	142,256
CD Mortgage Trust 6.159%, 11/15/44 (d)	80,000	81,564
Citigroup Commercial Mortgage Trust 1.057%, 07/10/47 (d) (f)	4,408,927	261,718
1.165%, 04/10/48 (d) (f)	5,033,472	325,046
2.935%, 04/10/48	85,000	83,623
3.110%, 04/10/48 (144A)	245,000	175,109
3.616%, 02/10/49	310,000	318,198
3.762%, 06/10/48	295,000	306,290
3.818%, 11/10/48	220,000	229,011
3.855%, 05/10/47	25,000	26,203
Commercial Mortgage Loan Trust 6.101%, 12/10/49 (d)	359,403	362,970
Commercial Mortgage Pass-Through Certificates Mortgage Trust 0.830%, 02/10/47 (d) (f)	3,838,883	123,019
1.895%, 10/15/45 (d) (f)	445,719	29,642
2.853%, 10/15/45	160,000	160,832
3.101%, 03/10/46	145,000	147,340
3.183%, 02/10/48	145,000	145,509
3.213%, 03/10/46	280,000	285,342
3.350%, 02/10/48	320,000	321,489
3.424%, 03/10/31 (144A)	1,065,000	1,097,046
3.612%, 06/10/46 (d)	260,000	270,994
3.620%, 07/10/50	130,000	133,341
3.694%, 08/10/47	395,000	407,508
3.765%, 02/10/49	295,000	304,558
3.796%, 08/10/47	225,000	235,398
3.902%, 07/10/50	210,000	218,606
3.961%, 03/10/47	95,125	99,926
4.074%, 02/10/47 (d)	115,000	121,945
4.205%, 08/10/46	100,035	107,268
4.210%, 08/10/46 (d)	175,000	188,594
4.236%, 02/10/47 (d)	100,000	106,957
4.571%, 10/15/45 (144A) (d) (l)	210,000	89,645
4.750%, 10/15/45 (144A) (d) (l)	355,000	219,330
Credit Suisse Commercial Mortgage Trust 5.715%, 06/15/39 (d)	35,776	35,757

BHFTII-111

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Credit Suisse First Boston Mortgage Securities Corp. 4.877%, 04/15/37	34,706	$33,285
CSAIL Commercial Mortgage Trust 0.875%, 06/15/57 (d) (f)	13,235,445	652,318
1.056%, 11/15/48 (d) (f)	1,158,599	70,843
3.447%, 08/15/48	80,000	81,215
3.502%, 11/15/49	235,000	237,160
3.544%, 11/15/48	280,000	284,976
FREMF Mortgage Trust 5.251%, 09/25/43 (144A) (d)	855,000	923,608
GE Commercial Mortgage Corp. Trust 5.606%, 12/10/49 (d)	65,000	64,620
GS Mortgage Securities Corp. 2.943%, 02/10/46	20,000	20,200
2.954%, 11/05/34 (144A)	1,200,000	1,212,410
GS Mortgage Securities Corp. Trust 3.633%, 06/05/31 (144A)	130,000	130,511
GS Mortgage Securities Trust 0.202%, 07/10/46 (d) (f)	12,467,593	70,228
1.364%, 08/10/44 (144A) (d) (f)	1,044,779	50,071
3.674%, 04/10/47 (144A) (l)	235,000	80,600
4.511%, 11/10/47 (144A) (d)	205,000	169,694
4.868%, 04/10/47 (144A) (d) (l)	585,000	441,967
JPMBB Commercial Mortgage Securities Trust 0.841%, 09/15/47 (d) (f)	4,720,471	163,748
3.611%, 05/15/48	150,000	154,061
3.739%, 10/15/48 (144A) (d)	220,000	161,578
3.775%, 08/15/47	160,000	166,747
JPMorgan Chase Commercial Mortgage Securities Trust 2.381%, 02/12/51 (d)	1,606,001	1,555,178
2.733%, 10/15/45 (144A) (d) (l)	400,000	188,012
3.905%, 05/05/30 (144A)	872,459	907,595
4.413%, 12/15/47 (144A) (d) (l)	130,000	98,072
6.068%, 02/12/51	192,362	194,673
LB-UBS Commercial Mortgage Trust 6.127%, 04/15/41 (d)	275,687	283,416
Morgan Stanley Bank of America Merrill Lynch Trust 1.118%, 10/15/48 (d) (f)	911,755	63,595
1.144%, 12/15/47 (d) (f)	2,934,318	159,659
2.918%, 02/15/46	130,000	131,303
3.134%, 12/15/48	315,000	320,862
3.176%, 08/15/45	245,000	251,369
3.766%, 11/15/46	180,000	188,535
4.259%, 10/15/46 (d)	115,000	123,612
4.500%, 08/15/45 (144A) (l)	220,000	149,341
Morgan Stanley Capital Trust 2.782%, 08/15/49	210,000	201,697
3.337%, 12/15/49	175,000	176,207
3.596%, 12/15/49	60,000	61,474
5.156%, 07/15/49 (144A) (d) (l)	265,000	217,902
5.333%, 10/12/52 (144A) (d)	135,000	76,310
6.301%, 01/11/43 (144A) (d)	100,000	99,240

Commercial Mortgage-Backed Securities—(Continued)
Morgan Stanley Re-REMIC Trust 5.949%, 08/12/45 (144A) (d)	15,126	15,114
5.949%, 08/15/45 (144A) (d)	9,765	9,752
SFAVE Commercial Mortgage Securities Trust 3.872%, 01/05/43 (144A) (d)	250,000	243,394
UBS-Barclays Commercial Mortgage Trust 1.531%, 02/15/50 (d) (f)	5,756,216	635,058
3.091%, 08/10/49	355,000	362,756
3.185%, 03/10/46	155,000	158,107
3.244%, 04/10/46	300,119	307,040
VNDO Mortgage Trust 2.996%, 11/15/30 (144A)	1,105,000	1,117,809
Wells Fargo Commercial Mortgage Trust 1.181%, 09/15/57 (d) (f)	8,438,240	510,244
1.190%, 05/15/48 (d) (f)	3,913,268	252,198
2.881%, 05/15/48 (144A) (d) (l)	510,000	304,547
2.918%, 10/15/45	320,000	324,289
3.290%, 05/15/48	230,000	231,064
3.356%, 09/15/58 (144A) (l)	245,000	142,150
3.560%, 01/15/59	230,000	234,486
3.637%, 06/15/48	190,000	194,938
3.839%, 09/15/58	225,000	234,099
3.957%, 12/15/47 (144A) (d)	72,000	57,233
4.104%, 05/15/48 (d)	80,000	66,132
4.225%, 06/15/48 (d)	150,000	120,782
WF-RBS Commercial Mortgage Trust 1.377%, 03/15/47 (d) (f)	2,395,743	140,210
2.870%, 11/15/45	400,000	404,370
2.875%, 12/15/45	175,000	176,316
3.016%, 11/15/47 (144A) (l)	550,000	218,408
3.071%, 03/15/45	185,000	187,930
3.345%, 05/15/45	100,000	101,313
3.607%, 11/15/47	190,000	195,576
3.723%, 05/15/47	190,000	197,218
3.995%, 05/15/47	160,281	169,011
4.045%, 03/15/47	40,000	42,295
4.101%, 03/15/47	335,000	355,721
4.351%, 03/15/48 (144A) (d)	55,000	50,147
5.000%, 06/15/44 (144A) (d) (l)	105,000	84,558
5.582%, 04/15/45 (144A) (d)	255,000	254,899

		28,856,985

Total Mortgage-Backed Securities (Cost $62,575,661)		62,079,803

Floating Rate Loans (m)—1.7%

Advertising—0.0%
inVentiv Health, Inc.
Term Loan B, 4.804%, 11/09/23	244,388	245,588

Aerospace/Defense—0.0%
TransDigm, Inc.
Term Loan E, 4.037%, 05/14/22	292,627	292,108

BHFTII-112

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Floating Rate Loans (m)—(Continued)

Security Description	Principal Amount*	Value

Agriculture—0.0%
American Rock Salt Holdings LLC 1st Lien Term Loan, 4.897%, 05/20/21	281,750	$283,041
Incremental Term Loan, 4.897%, 05/20/21	122,362	122,209

		405,250

Auto Manufacturers—0.1%
FCA U.S. LLC
Term Loan B, 3.390%, 12/31/18	512,322	514,522

Building Materials—0.0%
Quikrete Holdings, Inc. 1st Lien Term Loan, 4.232%, 11/15/23	129,675	131,188

Chemicals—0.1%
Chemours Co. (The)
Term Loan B, 6.000%, 05/12/22	245,852	246,390
Nexeo Solutions LLC
Term Loan B, 5.516%, 06/09/23	168,727	170,541
Univar, Inc.
Term Loan B, 3.732%, 07/01/22	119,700	119,999

		536,930

Commercial Services—0.1%
Acosta Holdco, Inc.
Term Loan, 4.289%, 09/26/21	154,452	145,262
Brickman Group, Ltd. LLC 1st Lien Term Loan, 4.001%, 12/18/20	297,698	299,140
Jaguar Holding Co. II
Term Loan B, 4.328%, 08/18/22	132,351	132,947
ON Assignment, Inc.
Term Loan B, 3.232%, 06/03/22	107,248	108,098
WEX, Inc.
Term Loan B, 4.482%, 07/01/23	416,850	422,396

		1,107,843

Computers—0.0%
Dell, Inc.
Term Loan B, 3.490%, 09/07/23	164,588	165,579
Xerox Business Services LLC
Term Loan B, 6.334%, 12/07/23	134,663	136,598

		302,177

Containers & Packaging—0.0%
Berry Plastics Group, Inc.
Term Loan K, 3.108%, 02/08/20	247,751	249,316

Cosmetics/Personal Care—0.0%
Galleria Co.
Term Loan B, 3.813%, 09/29/23	90,000	90,731
Revlon Consumer Products Corp.
Term Loan B, 4.482%, 09/07/23	243,775	244,283

		335,014

Diversified Financial Services—0.0%
AlixPartners LLP
Term Loan B, 04/29/24 (n)	180,000	181,125
Russell Investment Group
Term Loan B, 6.750%, 06/01/23	133,988	135,327

		316,452

Electric—0.1%
Calpine Construction Finance Co. L.P.
Term Loan B2, 3.480%, 01/31/22	831,665	831,145
Energy Future Intermediate Holding Co. LLC
Term Loan, 4.304%, 06/30/17	100,000	100,083
Helix Gen Funding LLC
Term Loan B, 02/23/24 (n)	100,000	101,531
TEX Operations Co. LLC
Term Loan B, 3.732%, 08/04/23	144,638	144,532
Term Loan C, 3.732%, 08/04/23	35,000	34,975

		1,212,266

Energy Equipment & Services—0.0%
Chief Exploration & Development LLC 2nd Lien Term Loan, 7.932%, 05/16/21	105,000	102,605
Seadrill Partners Finco LLC
Term Loan B, 4.147%, 02/21/21	221,279	151,023

		253,628

Food—0.1%
Albertson’s LLC
Term Loan B4, 3.982%, 08/22/21	190,620	191,772
Aramark Services, Inc.
Term Loan B, 03/06/24 (n)	290,000	292,039
Hostess Brands LLC 1st Lien Term Loan, 4.000%, 08/03/22	109,171	110,385

		594,196

Healthcare-Services—0.1%
Community Health Systems, Inc.
Term Loan H, 4.048%, 01/27/21	133,662	131,922
Envision Healthcare Corp.
Term Loan B, 4.150%, 12/01/23	158,403	160,185
MPH Acquisition Holdings LLC
Term Loan B, 4.897%, 06/07/23	164,179	166,453
Ortho-Clinical Diagnostics, Inc.
Term Loan B, 4.750%, 06/30/21	134,418	133,611
Team Health Holdings, Inc. 1st Lien Term Loan, 3.750%, 02/06/24	105,000	104,725
U.S. Renal Care, Inc.
Term Loan B, 5.397%, 12/31/22	256,750	241,345

		938,241

Hotels, Restaurants & Leisure—0.0%
1011778 B.C. Unlimited Liability Co.
Term Loan B3, 02/16/24 (n)	99,798	100,141

BHFTII-113

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Floating Rate Loans (m)—(Continued)

Security Description	Principal Amount*	Value

Hotels, Restaurants & Leisure—(Continued)
Eldorado Resorts LLC
Term Loan B, 03/13/24 (n)	160,000	$160,600

		260,741

Insurance—0.2%
Asurion LLC 2nd Lien Term Loan, 8.500%, 03/03/21	385,000	389,572
Term Loan B2, 4.232%, 07/08/20	305,070	307,645
Term Loan B4, 4.250%, 08/04/22	322,785	324,971
Camelot UK Holdco, Ltd.
Term Loan B, 4.750%, 10/03/23	109,450	109,942
Hub International, Ltd.
Term Loan B, 4.035%, 10/02/20	338,425	340,250
Sedgwick Claims Management Services, Inc. 1st Lien Term Loan, 3.750%, 03/01/21	787,138	790,253
2nd Lien Term Loan, 6.750%, 02/28/22	205,000	206,025

		2,468,658

Internet—0.0%
Go Daddy Operating Co. LLC
Delayed Draw Term Loan, 02/15/24 (o)	111,261	111,512
Term Loan B, 3.412%, 02/15/24	83,739	83,927
Zayo Group LLC
Term Loan B2, 3.500%, 01/19/24	105,000	105,722

		301,161

Internet & Direct Marketing Retail—0.0%
Lands’ End, Inc.
Term Loan B, 4.250%, 04/04/21	208,354	168,767

Leisure Time—0.1%
Delta 2 (LUX) S.a.r.l. 2nd Lien Term Loan, 8.068%, 07/29/22	115,500	116,092
Term Loan B3, 4.568%, 02/01/24	500,000	500,402

		616,494

Lodging—0.1%
Boyd Gaming Corp.
Term Loan B2, 09/15/23 (n)	130,000	130,536
La Quinta Intermediate Holdings LLC
Term Loan B, 3.772%, 04/14/21	241,930	243,817
MGM Growth Properties Operating Partnership L.P.
Term Loan B, 3.482%, 04/25/23	222,750	224,198

		598,551

Machinery-Diversified—0.1%
Gardner Denver, Inc.
Term Loan, 4.559%, 07/30/20	556,266	555,831

Media—0.0%
Advantage Sales & Marketing, Inc. 1st Lien Term Loan, 4.250%, 07/23/21	100,449	99,558

Media—(Continued)
Mission Broadcasting, Inc.
Term Loan B2, 3.943%, 01/17/24	9,416	9,479
Nexstar Broadcasting, Inc.
Term Loan B, 3.943%, 01/17/24	97,125	97,772
Univision Communications, Inc.
Term Loan C5, 03/15/24 (n)	149,598	148,733

		355,542

Oil & Gas—0.1%
California Resources Corp.
Term Loan, 11.375%, 12/31/21	130,000	144,300
Calpine Corp.
Term Loan B7, 3.900%, 05/31/23	153,838	154,703
Chesapeake Energy Corp.
Term Loan, 8.553%, 08/23/21	110,000	117,391
Fieldwood Energy LLC 1st Lien Term Loan, 3.875%, 10/01/18	499,780	482,912
Foresight Energy LLC 1st Lien Term Loan, 03/10/24 (n)	205,000	198,337
Paragon Offshore Finance Co.
Term Loan B, 5.750%, 07/18/21	88,750	34,890

		1,132,533

Packaging & Containers—0.1%
Caesars Growth Properties Holdings LLC
Term Loan, 6.250%, 05/08/21	209,088	210,394
Flex Acquisition Co., Inc. 1st Lien Term Loan, 4.250%, 12/29/23	100,000	100,844
Reynolds Group Holdings, Inc.
Term Loan, 3.982%, 02/05/23	407,953	410,120
Signode Industrial Group U.S., Inc.
Term Loan B, 4.064%, 05/01/21	197,847	199,455

		920,813

Pharmaceuticals—0.1%
Change Healthcare Holdings, Inc.
Term Loan B, 3.750%, 03/01/24	175,000	175,511
Endo Luxembourg Finance Co. I S.a.r.l.
Term Loan B, 4.000%, 09/26/22	271,064	271,534
Valeant Pharmaceuticals International, Inc.
Term Loan B F1, 5.570%, 04/01/22	147,578	148,152

		595,197

Pipelines—0.0%
Energy Transfer Equity L.P.
Term Loan B, 3.539%, 02/02/24	325,000	324,652

Professional Services—0.0%
Trans Union LLC
Term Loan B2, 3.482%, 04/09/23	276,950	279,442

Real Estate—0.0%
DTZ U.S. Borrower LLC 1st Lien Term Loan, 4.304%, 11/04/21	401,084	404,092

BHFTII-114

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Floating Rate Loans (m)—(Continued)

Security Description	Principal Amount*	Value

Retail—0.1%
Bass Pro Group LLC
Term Loan B, 6.147%, 12/16/23	275,000	$265,604
Harbor Freight Tools USA, Inc.
Term Loan B, 4.232%, 08/19/23	119,400	119,500
J. Crew Group, Inc.
Term Loan B, 4.078%, 03/05/21	313,253	192,128
Michaels Stores, Inc.
Term Loan B1, 3.750%, 01/30/23	99,890	99,682
Neiman Marcus Group, Ltd. LLC
Term Loan, 4.250%, 10/25/20	226,164	182,557
Party City Holdings, Inc.
Term Loan, 3.872%, 08/19/22	166,976	166,812

		1,026,283

Semiconductors—0.0%
Entegris, Inc.
Term Loan B, 3.232%, 04/30/21	222,471	224,325
ON Semiconductor Corp.
Incremental Term Loan, 4.232%, 03/31/23	109,725	110,450
Term Loan B, 03/31/23 (n)	83,211	83,580

		418,355

Software—0.1%
First Data Corp.
Term Loan, 3.984%, 07/10/22	615,022	620,702
Infor (U.S.), Inc.
Term Loan B6, 3.897%, 02/01/22	247,397	247,596
Quintiles IMS, Inc.
Term Loan B, 2.926%, 03/01/24	673,200	678,501
SS&C Technologies, Inc.
Term Loan B1, 3.232%, 07/08/22	186,527	187,876
Term Loan B2, 3.232%, 07/08/22	15,387	15,499

		1,750,174

Telecommunications—0.1%
CSC Holdings LLC
Term Loan, 3.943%, 10/11/24	108,281	108,236
Level 3 Financing, Inc.
Term Loan B, 3.227%, 02/22/24	565,000	566,271
Sprint Communications, Inc. 1st Lien Term Loan B, 3.500%, 02/02/24	340,000	340,496
UPC Financing Partnership
Term Loan AP, 3.662%, 04/15/25	150,000	150,656

		1,165,659

Trading Companies & Distributors—0.0%
Neff Rental LLC 2nd Lien Term Loan, 7.543%, 06/09/21	100,831	101,125

Transportation—0.0%
Kenan Advantage Group, Inc.
Term Loan, 4.000%, 07/31/22	83,766	83,913

Transportation—(Continued)
Kenan Advantage Group, Inc.
Term Loan B, 4.000%, 07/31/22	30,902	30,956

		114,869

Trucking & Leasing—0.0%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan B2, 3.728%, 03/20/22	240,000	243,633

Total Floating Rate Loans (Cost $21,447,546)		21,237,291

Foreign Government—1.0%

Sovereign—1.0%
Argentine Republic Government International Bonds 6.875%, 01/26/27 (144A)	175,000	177,450
Brazil Notas do Tesouro Nacional 10.000%, 01/01/23 (BRL)	5,554,000	1,780,852
Hungary Government Bonds 0.230%, 06/23/21 (HUF) (d)	434,040,000	1,474,104
6.500%, 06/24/19 (HUF)	121,070,000	475,424
Kuwait International Government Bonds 2.750%, 03/20/22 (144A)	675,000	676,384
3.500%, 03/20/27 (144A)	675,000	682,594
Mexican Bonos 5.000%, 12/11/19 (MXN)	18,288,700	935,552
Mexican Udibonos 4.000%, 11/08/46 (MXN) (i)	10,595,783	603,700
Mexico Government International Bonds 4.150%, 03/28/27	210,000	213,570
5.750%, 10/12/10	598,000	595,010
Oman Government International Bonds 5.375%, 03/08/27 (144A)	1,230,000	1,285,350
6.500%, 03/08/47 (144A)	435,000	458,925
Republic of South Africa Government Bonds 2.000%, 01/31/25 (ZAR) (i)	9,815,170	707,541
6.250%, 03/31/36 (ZAR)	15,900,000	842,341
Romania Government Bonds 1.350%, 02/25/19 (RON)	3,990,000	930,644
Saudi Government International Bonds 4.500%, 10/26/46	1,527,000	1,505,164

Total Foreign Government (Cost $13,246,796)		13,344,605

Municipals—0.5%
Chicago Transit Authority Transfer Tax Receipts Revenue 6.899%, 12/01/40	805,000	1,003,111
City of Chicago IL, General Obligation Unlimited 7.045%, 01/01/29	975,000	994,734
Municipal Electric Authority of Georgia, Build America Bonds 6.637%, 04/01/57	55,000	61,741

BHFTII-115

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Municipals—(Continued)

Security Description	Shares/ Principal/ Notional Amount*	Value
Puerto Rico Commonwealth Government Employees Retirement System 6.150%, 07/01/38 (g)	1,990,000	$820,875
6.200%, 07/01/39 (g)	955,000	393,937
6.550%, 07/01/58 (g)	315,000	129,937
State of California General Obligation Unlimited, Build America Bonds 7.350%, 11/01/39	1,355,000	1,911,797
7.600%, 11/01/40	300,000	447,180
State of Illinois 5.100%, 06/01/33	140,000	127,739
State of Illinois General Obligation Unlimited 5.665%, 03/01/18	300,000	307,953

Total Municipals (Cost $6,429,108)		6,199,004

Purchased Options—0.0%

Interest Rate Swaptions—0.0%
Call - OTC - 10 Year Interest Rate Swap, Exercise Rate 2.88%, Expires 03/16/27 (Counterparty - Deutsche Bank AG) (g)	1,500,000	204,274
Put - OTC - 10 Year Interest Rate Swap, Exercise Rate 2.88%, Expires 03/16/27 (Counterparty - Deutsche Bank AG) (g)	1,500,000	171,263

Total Purchased Options (Cost $493,350)		375,537

Preferred Stock—0.0%

Electrical Components & Equipment—0.0%
TE Holdings LLC Corp. - Class A (g) (k) (Cost $24,262)	2,426	24,262

Short-Term Investments—1.8%

Repurchase Agreement—1.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $18,641,900 on 04/03/17, collateralized by $18,985,000 U.S. Treasury Note at 1.625% due 07/31/20 with a value of $19,015,072.	18,641,760	18,641,760

Foreign Government—0.3%
Argentina Treasury Bills 2.696%, 05/26/17 (p)	397,294	394,918
3.151%, 12/15/17 (p)	748,588	723,350
Egypt Treasury Bills 19.143%, 09/26/17 (EGP) (p)	9,750,000	494,691

Foreign Government—(Continued)
Romania Treasury Bills 0.576%, 06/26/17 (RON) (p)	8,195,000	1,917,955

		3,530,914

Total Short-Term Investments (Cost $22,298,412)		22,172,674

Securities Lending Reinvestments (q)—5.8%

Certificates of Deposit—3.7%
ABN AMRO Bank NV
Zero Coupon, 05/05/17	897,404	899,262
Banco Del Estado De Chile New York 1.426%, 06/21/17 (d)	2,000,000	2,001,084
Canadian Imperial Bank 1.392%, 10/27/17 (d)	750,000	750,902
Cooperative Rabobank UA New York 1.422%, 10/13/17 (d)	500,000	500,681
Credit Agricole Corporate and Investment Bank 1.491%, 04/12/17 (d)	2,000,000	2,000,226
Credit Industriel et Commercial 1.440%, 04/05/17 (d)	1,200,000	1,200,052
Credit Suisse AG New York 1.511%, 04/03/17 (d)	1,200,000	1,200,019
1.581%, 04/11/17 (d)	1,200,000	1,200,098
1.581%, 05/12/17 (d)	1,000,000	1,000,303
Danske Bank A/S London
Zero Coupon, 05/12/17	1,744,935	1,748,198
DNB NOR Bank ASA 1.279%, 07/28/17 (d)	900,000	900,398
ING Bank NV 1.461%, 04/18/17 (d)	2,200,000	2,200,938
KBC Bank NV 1.120%, 05/08/17	1,750,000	1,750,262
1.150%, 04/27/17	1,500,000	1,499,115
1.170%, 04/06/17	250,000	250,003
Mitsubishi UFJ Trust and Banking Corp. 1.581%, 04/11/17 (d)	2,000,000	2,000,244
Mizuho Bank, Ltd., New York 1.543%, 05/17/17	2,000,000	2,000,594
1.591%, 04/11/17 (d)	2,000,000	2,000,152
1.643%, 04/18/17 (d)	500,000	500,073
National Australia Bank London 1.199%, 05/02/17 (d)	1,750,000	1,750,613
1.338%, 11/09/17 (d)	2,500,000	2,495,925
Natixis New York 1.444%, 04/07/17 (d)	2,000,000	2,000,110
Rabobank London 1.422%, 10/13/17 (d)	500,000	501,223
Royal Bank of Canada New York 1.340%, 04/04/17 (d)	1,000,000	999,975
1.422%, 10/13/17 (d)	500,000	500,895

BHFTII-116

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (q)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Sumitomo Bank New York 1.410%, 05/05/17 (d)	750,000	$750,146
Sumitomo Mitsui Banking Corp., New York 1.284%, 08/01/17 (d)	1,400,000	1,400,749
1.534%, 04/07/17 (d)	750,000	750,043
1.591%, 04/12/17 (d)	1,000,000	1,000,199
Sumitomo Mitsui Trust Bank, Ltd., New York 1.558%, 04/10/17 (d)	1,000,000	1,000,126
1.572%, 04/26/17 (d)	2,000,000	2,000,662
Svenska Handelsbanken New York 1.508%, 05/18/17 (d)	2,000,000	2,001,034
UBS, Stamford 1.301%, 05/12/17 (d)	900,000	900,221
1.589%, 07/31/17 (d)	1,503,251	1,504,132
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (d)	900,000	901,471
1.452%, 04/26/17 (d)	900,000	900,239

		46,960,367

Commercial Paper—0.8%
Barton Capital S.A. 1.110%, 04/21/17	498,582	499,667
Commonwealth Bank Australia 1.389%, 10/23/17 (d)	1,500,000	1,501,833
Den Norske ASA 1.432%, 04/27/17 (d)	900,000	900,194
HSBC plc 1.442%, 04/25/17 (d)	2,000,000	2,000,360
Kells Funding LLC 1.100%, 06/05/17	1,195,380	1,197,416
LMA S.A. & LMA Americas 1.090%, 05/10/17	997,033	998,781
Macquarie Bank, Ltd. 1.120%, 04/20/17	1,994,400	1,998,702
Westpac Banking Corp. 1.380%, 10/20/17 (d)	1,300,000	1,302,356

		10,399,309

Repurchase Agreements—0.8%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $3,069,696 on 04/03/17, collateralized by $4,415,030 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $3,130,891.	3,069,499	3,069,499
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/17 at 0.880% to be repurchased at $100,007 on 04/03/17, collateralized by $102,349 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.000%, maturity dates ranging from 03/15/18 - 08/15/25, with a value of $102,000.	100,000	100,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 01/25/17 at 1.460% to be repurchased at $352,257 on 07/03/17, collateralized by various Common Stock with a value of $385,000.	350,000	350,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $15,109 on 04/03/17, collateralized by $15,286 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $15,410.	15,108	15,108
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $3,502,275 on 04/03/17, collateralized by $540,744 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $3,842,953.	3,500,000	3,500,000
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $1,000,108 on 04/03/17, collateralized by $154,498 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $1,097,987.	1,000,000	1,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $160,922 on 06/02/17, collateralized by various Common Stock with a value of $176,000.	160,000	160,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $100,007 on 04/03/17, collateralized by $99,374 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $102,062.	100,000	100,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $1,413,708 on 07/03/17, collateralized by various Common Stock with a value of $1,540,000.	1,400,000	1,400,000

		9,694,607

Time Deposits—0.5%
OP Corporate Bank plc 1.180%, 04/24/17	3,000,000	3,000,000
Shinkin Central Bank 1.350%, 04/21/17	450,000	450,000
1.440%, 04/26/17	2,100,000	2,100,000

BHFTII-117

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (q)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Shinkin Central Bank 1.440%, 04/27/17	200,000	$200,000

		5,750,000

Total Securities Lending Reinvestments (Cost $72,788,811)		72,804,283

Total Investments—112.8% (Cost $1,328,020,642)		1,435,073,169
Unfunded Loan Commitments—(0.0)% (Cost $(111,261))		(111,261)
Net Investments—112.8% (Cost $1,327,909,381) (r)		1,434,961,908
Other assets and liabilities (net)—(12.8)%		(162,600,584)

Net Assets—100.0%		$1,272,361,324

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $70,669,234 and the collateral received consisted of cash in the amount of $72,775,591. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	Principal only security.
(f)	Interest only security.
(g)	Illiquid security. As of March 31, 2017, these securities represent 0.7% of net assets.
(h)	All or a portion of the security was pledged as collateral against open swap contracts. As of March 31, 2017, the market value of securities pledged was $2,832,215.
(i)	Principal amount of security is adjusted for inflation.
(j)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2017, the market value of securities pledged was $2,561,229.
(k)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent less than 0.05% of net assets.
(l)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2017, the market value of restricted securities was $4,735,455, which is 0.4% of net assets. See details shown in the Restricted Securities table that follows.
(m)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(n)	This loan will settle after March 31, 2017, at which time the interest rate will be determined.
(o)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(p)	The rate shown represents current yield to maturity.
(q)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(r)	As of March 31, 2017, the aggregate cost of investments was $1,327,909,381. The aggregate unrealized appreciation and depreciation of investments were $134,882,818 and $(27,830,291), respectively, resulting in net unrealized appreciation of $107,052,527.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2017, the market value of 144A securities was $130,095,385, which is 10.2% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(ARM)—	Adjustable-Rate Mortgage
(BRL)—	Brazilian Real
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(DUS)—	Delegated Underwriting & Servicing
(EGP)—	Egyptian Pound
(EMTN)—	Euro Medium-Term Note
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(MXN)—	Mexican Peso
(REMIC)—	Real Estate Mortgage Investment Conduit
(RON)—	New Romanian Leu
(ZAR)—	South African Rand

BHFTII-118

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Banc of America Commercial Mortgage Trust, 3.116%, 09/15/48	01/21/16 - 02/01/16	$413,000	$220,479	$245,506
Commercial Mortgage Pass-Through Certificates Mortgage Trust, 4.750%, 10/15/45	02/18/15	355,000	256,041	219,330
Commercial Mortgage Pass-Through Certificates Mortgage Trust, 4.571%, 10/15/45	12/05/14	210,000	149,074	89,645
Consumer Credit Origination Loan Trust, 2.820%, 03/15/21	02/03/15	3,057	3,057	3,057
GS Mortgage Securities Trust, 4.868%, 04/10/47	03/27/14 - 06/20/14	585,000	534,065	441,967
GS Mortgage Securities Trust, 3.674%, 04/10/47	04/03/14	235,000	147,173	80,600
JPMorgan Chase Commercial Mortgage Securities Trust, 2.733%, 10/15/45	05/19/15	400,000	269,984	188,012
JPMorgan Chase Commercial Mortgage Securities Trust, 4.413%, 12/15/47	03/17/14	130,000	105,300	98,072
Lendmark Funding Trust, 3.260%, 04/21/25	10/26/16	875,000	874,901	871,361
Morgan Stanley Bank of America Merrill Lynch Trust, 4.500%, 08/15/45	07/10/14	220,000	173,387	149,341
Morgan Stanley Capital Trust, 5.156%, 07/15/49	03/13/15	265,000	242,868	217,902
SoFi Consumer Loan Program LLC, 3.090%, 10/27/25	07/26/16	772,065	771,944	772,655
SoFi Consumer Loan Program LLC, 3.280%, 01/26/26	01/20/17	605,451	605,399	608,344
WF-RBS Commercial Mortgage Trust, 5.000%, 06/15/44	03/27/14	105,000	94,365	84,558
WF-RBS Commercial Mortgage Trust, 3.016%, 11/15/47	11/05/14	550,000	362,270	218,408
Wells Fargo Commercial Mortgage Trust, 3.356%, 09/15/58	09/24/15	245,000	147,153	142,150
Wells Fargo Commercial Mortgage Trust, 2.881%, 05/15/48	09/15/15	510,000	315,702	304,547

				$4,735,455

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 15 Yr. Pool	3.500%	TBA	$(4,035,000)	$(4,201,458)	$(4,198,641)
Fannie Mae 15 Yr. Pool	4.500%	TBA	(3,500,000)	(3,583,672)	(3,584,985)
Fannie Mae 30 Yr. Pool	2.500%	TBA	(14,100,000)	(13,278,234)	(13,434,450)
Fannie Mae 30 Yr. Pool	3.000%	TBA	(19,150,000)	(18,882,047)	(18,982,438)
Fannie Mae 30 Yr. Pool	4.500%	TBA	(5,705,000)	(6,108,137)	(6,116,830)
Fannie Mae 30 Yr. Pool	5.000%	TBA	(1,850,000)	(2,020,547)	(2,021,431)
Freddie Mac 30 Yr. Gold Pool	5.500%	TBA	(200,000)	(220,844)	(221,886)

Totals				$(48,294,939)	$(48,560,661)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BRL	2,833,000	Morgan Stanley & Co. International plc	06/21/17	$892,171	$(3,123)
BRL	2,842,000	Morgan Stanley & Co. International plc	06/21/17	891,468	405
CNH	2,175,000	Morgan Stanley & Co. International plc	06/21/17	315,721	(1,097)
CNH	2,175,000	Standard Chartered Bank	06/21/17	314,534	91
EGP	684,000	Citibank N.A.	06/21/17	38,974	(1,471)
EGP	1,989,000	Citibank N.A.	06/21/17	115,842	(6,785)
EGP	559,000	Standard Chartered Bank	06/21/17	31,316	(667)
EGP	1,367,000	Citibank N.A.	03/06/18	73,693	(3,347)
EGP	497,000	Goldman Sachs International	03/06/18	26,158	(582)
EGP	622,000	Goldman Sachs International	03/06/18	32,823	(815)
EUR	19,000	Citibank N.A.	06/21/17	20,165	179
GHS	404,000	Citibank N.A.	06/21/17	83,299	6,088
GHS	404,000	Citibank N.A.	06/21/17	82,114	7,273
GHS	809,000	Standard Chartered Bank	06/21/17	165,779	13,217
PHP	30,415,000	Barclays Bank plc	06/21/17	603,712	368
PHP	30,415,000	HSBC Bank plc	06/21/17	600,731	3,349
THB	21,360,000	HSBC Bank plc	06/21/17	610,547	10,707
THB	135,000	JPMorgan Chase Bank N.A.	06/21/17	3,821	106

BHFTII-119

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
THB	21,360,000	JPMorgan Chase Bank N.A.	06/21/17	$609,293	$11,961
TRY	2,298,000	BNP Paribas S.A.	06/21/17	598,247	19,990
TRY	2,297,000	HSBC Bank plc	06/21/17	591,887	26,080
TRY	2,243,000	JPMorgan Chase Bank N.A.	06/21/17	592,297	11,143
TRY	2,242,000	Morgan Stanley & Co. International plc	06/21/17	604,851	(1,680)
ZAR	10,000	Citibank N.A.	06/21/17	754	(19)
ZMW	451,000	Citibank N.A.	06/21/17	44,965	376
ZMW	902,000	Citibank N.A.	06/21/17	91,574	(890)
ZMW	1,805,000	Citibank N.A.	06/21/17	182,323	(856)
ZMW	451,000	Standard Chartered Bank	06/21/17	44,653	688

Contracts to Deliver
BRL	2,826,000	Morgan Stanley & Co. International plc	06/21/17	$896,944	$10,092
BRL	2,815,000	Morgan Stanley & Co. International plc	06/21/17	883,110	(290)
BRL	5,305,000	State Street Bank and Trust	06/21/17	1,634,470	(30,338)
COP	2,151,007,000	Standard Chartered Bank	06/21/17	705,537	(34,858)
EUR	20,000	Citibank N.A.	04/28/17	21,494	135
EUR	2,924,000	HSBC Bank plc	04/28/17	3,185,786	63,107
EUR	19,000	UBS AG	06/21/17	20,356	12
GBP	427,000	HSBC Bank plc	04/28/17	538,788	3,500
HUF	194,328,000	Bank of America N.A.	06/21/17	669,127	(4,425)
HUF	164,925,000	Bank of America N.A.	06/21/17	567,124	(4,516)
HUF	142,580,000	Barclays Bank plc	06/21/17	490,218	(3,973)
HUF	68,001,000	Credit Suisse International	06/21/17	234,585	(1,110)
JPY	730,000,000	BNP Paribas S.A.	04/04/17	6,434,519	(122,563)
JPY	459,000,000	BNP Paribas S.A.	04/04/17	4,110,509	(12,369)
JPY	307,000,000	Credit Suisse International	04/04/17	2,741,191	(16,376)
MXN	1,723,000	Goldman Sachs International	06/21/17	90,544	(398)
MXN	18,103,000	Royal Bank of Canada	06/21/17	902,816	(52,682)
MXN	9,570,000	State Street Bank and Trust	06/21/17	497,233	(7,883)
PHP	60,830,000	Barclays Bank plc	06/21/17	1,191,110	(17,049)
RON	8,195,000	Citibank N.A.	06/26/17	2,045,962	122,620
RON	1,520,000	BNP Paribas S.A.	08/28/17	387,508	30,366
RON	2,515,000	JPMorgan Chase Bank N.A.	08/28/17	641,909	50,980
THB	42,720,000	JPMorgan Chase Bank N.A.	06/21/17	1,223,543	(18,965)
TRY	2,298,000	Deutsche Bank AG	06/21/17	597,696	(20,541)
TRY	2,243,000	Goldman Sachs International	06/21/17	587,989	(15,451)
TRY	2,242,000	HSBC Bank plc	06/21/17	585,486	(17,685)
TRY	2,297,000	Standard Chartered Bank	06/21/17	597,460	(20,508)
ZAR	7,621,000	Citibank N.A.	06/21/17	582,487	22,019
ZAR	3,792,000	HSBC Bank plc	06/21/17	279,900	1,026
ZAR	9,752,000	JPMorgan Chase Bank N.A.	06/21/17	736,843	19,655

Net Unrealized Appreciation					$12,221

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	06/16/17	34	USD	3,971,267	$39,373
U.S. Treasury Long Bond Futures	06/21/17	3	USD	450,240	2,291
U.S. Treasury Note 5 Year Futures	06/30/17	317	USD	37,242,970	76,350
U.S. Treasury Note Ultra 10 Year Futures	06/21/17	107	USD	14,192,223	134,074
U.S. Treasury Ultra Long Bond Futures	06/21/17	153	USD	24,342,370	233,255

BHFTII-120

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 Year Futures	06/21/17	(24)	USD	(2,987,519)	$(1,981)
U.S. Treasury Note 2 Year Futures	06/30/17	(132)	USD	(28,559,197)	(12,615)
United Kingdom Long Gilt Bond Futures	06/28/17	(51)	GBP	(6,481,239)	(31,750)

Net Unrealized Appreciation					$438,997

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
Receive	CPI-U	1.810%	09/04/25	Bank of America N.A.	USD	3,803,000	$113,578	$—	$113,578
Receive	CPI-U	1.820%	09/22/25	Bank of America N.A.	USD	10,320,000	297,976	—	297,976

Totals							$411,554	$—	$411,554

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	28-Day TIIE	8.270%	12/30/26	MXN	7,770,000	$(25,993)
Receive	3M LIBOR	2.754%	03/20/47	USD	600,000	(13,156)
Receive	Federal Funds Rate Compounded - OIS	1.625%	11/14/26	USD	2,610,000	82,367

Net Unrealized Appreciation						$43,218

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)		Unrealized Depreciation
CDX.EM.27.V1	(1.000%)	06/20/22	2.131%	USD	3,775,000	$(9,483)
CDX.NA.HY.28.V1	(5.000%)	06/20/22	3.385%	USD	10,975,000	(107,888)

Net Unrealized Depreciation						$(117,371)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)		Unrealized Appreciation
CDX.NA.HY.27.V2	5.000%	12/20/21	3.088%	USD	2,512,620	$23,154
CDX.NA.IG.27.V1	1.000%	12/20/21	0.586%	USD	3,934,000	8,851
ITRAXX.EUR.27.V1	1.000%	06/20/22	0.735%	EUR	7,134,000	5,272
ITRAXX.XO.27.V1	5.000%	06/20/22	2.897%	EUR	3,267,000	6,023

Net Unrealized Appreciation						$43,300

BHFTII-121

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
Federative Republic of Brazil 4.250%, due 01/0725	1.000%	12/20/21	Goldman Sachs International	2.050%	USD	260,000	$(11,981)	$(21,282)	$9,301
Federative Republic of Brazil 4.250%, due 01/0725	1.000%	12/20/21	Goldman Sachs International	2.050%	USD	265,000	(12,211)	(21,493)	9,282
Federative Republic of Brazil 4.250%, due 01/0725	1.000%	12/20/21	Goldman Sachs International	2.050%	USD	410,000	(18,892)	(20,661)	1,769
Republic of South Africa 5.500%, due 03/09/20	1.000%	12/20/21	Goldman Sachs International	1.977%	USD	405,000	(17,398)	(19,535)	2,137
Republic of Turkey 11.875%, due 01/15/30	1.000%	12/20/21	Goldman Sachs International	2.177%	USD	415,000	(21,343)	(25,566)	4,223

Totals							$(81,825)	$(108,537)	$26,712

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.AAA.6-1	(0.180%)	07/25/45	JPMorgan Chase Bank N.A.	0.000%	USD	40,364	$706	$1,016	$(310)
ABX.HE.AAA.6-1	(0.180%)	07/25/45	JPMorgan Chase Bank N.A.	0.000%	USD	12,527	219	—	219
ABX.HE.AAA.7-1	(0.090%)	08/25/37	JPMorgan Chase Bank N.A.	0.000%	USD	335,622	27,129	85,585	(58,456)
ABX.HE.AAA.7-1	(0.090%)	08/25/37	JPMorgan Chase Bank N.A.	0.000%	USD	144,848	11,709	36,937	(25,228)
ABX.HE.AAA.7-1	(0.090%)	08/25/37	JPMorgan Chase Bank N.A.	0.000%	USD	98,920	7,996	25,720	(17,724)
ABX.HE.PEN.AAA.6-2	(0.110%)	05/25/46	JPMorgan Chase Bank N.A.	0.000%	USD	260,551	23,884	36,519	(12,635)
CMBX.NA.A.7	(2.000%)	01/17/47	JPMorgan Chase Bank N.A.	0.000%	USD	355,000	15,800	(7,572)	23,372
CMBX.NA.A.9	(2.000%)	09/17/58	Deutsche Bank AG	0.000%	USD	185,000	9,471	9,450	21
CMBX.NA.A.9	(2.000%)	09/17/58	Morgan Stanley & Co. International plc	0.000%	USD	615,000	31,484	21,727	9,757
CMBX.NA.A.9	(2.000%)	09/17/58	Morgan Stanley & Co. International plc	0.000%	USD	280,000	14,334	12,474	1,860
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	0.000%	USD	735,000	12,164	23,330	(11,166)
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	0.000%	USD	635,000	10,509	20,156	(9,647)
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	0.000%	USD	600,000	9,929	19,045	(9,116)
CMBX.NA.AA.7	(1.500%)	01/17/47	Morgan Stanley & Co. International plc	0.000%	USD	80,000	1,324	946	378
CMBX.NA.AA.8	(1.500%)	10/17/57	Morgan Stanley & Co. International plc	0.000%	USD	265,000	6,956	10,823	(3,867)
CMBX.NA.AS.7	(1.000%)	01/17/47	Credit Suisse International	0.000%	USD	1,375,000	3,962	25,476	(21,514)
CMBX.NA.AS.7	(1.000%)	01/17/47	Goldman Sachs International	0.000%	USD	145,000	418	4,199	(3,781)
CMBX.NA.AS.8	(1.000%)	10/17/57	Deutsche Bank AG	0.000%	USD	210,000	1,583	15,785	(14,202)
CMBX.NA.BB.8	(5.000%)	10/17/57	Credit Suisse International	0.000%	USD	270,000	69,735	64,373	5,362
CMBX.NA.BB.8	(5.000%)	10/17/57	Credit Suisse International	0.000%	USD	265,000	68,443	62,607	5,836
CMBX.NA.BB.8	(5.000%)	10/17/57	Credit Suisse International	0.000%	USD	135,000	34,867	32,715	2,152
CMBX.NA.BB.8	(5.000%)	10/17/57	Goldman Sachs International	0.000%	USD	200,000	51,655	49,218	2,437
CMBX.NA.BB.8	(5.000%)	10/17/57	Goldman Sachs International	0.000%	USD	200,000	51,655	49,581	2,074
CMBX.NA.BB.9	(5.000%)	09/17/58	Credit Suisse International	0.000%	USD	645,000	131,590	135,812	(4,222)
CMBX.NA.BBB-.10	(3.000%)	11/17/59	Morgan Stanley & Co. International plc	0.000%	USD	315,000	32,088	24,793	7,295
CMBX.NA.BBB-.10	(3.000%)	11/17/59	Morgan Stanley & Co. International plc	0.000%	USD	195,000	19,864	12,849	7,015
CMBX.NA.BBB-.10	(3.000%)	11/17/59	Morgan Stanley & Co. International plc	0.000%	USD	155,000	15,789	15,341	448
CMBX.NA.BBB-.7	(3.000%)	01/17/47	Credit Suisse International	0.000%	USD	375,000	34,239	34,662	(423)
CMBX.NA.BBB-.7	(3.000%)	01/17/47	Credit Suisse International	0.000%	USD	300,000	27,391	29,605	(2,214)
CMBX.NA.BBB-.7	(3.000%)	01/17/47	Credit Suisse International	0.000%	USD	255,000	23,282	25,164	(1,882)
CMBX.NA.BBB-.7	(3.000%)	01/17/47	Deutsche Bank AG	0.000%	USD	175,000	15,978	22,550	(6,572)
CMBX.NA.BBB-.7	(3.000%)	01/17/47	Deutsche Bank AG	0.000%	USD	170,000	15,522	12,815	2,707
CMBX.NA.BBB-.7	(3.000%)	01/17/47	Deutsche Bank AG	0.000%	USD	165,000	15,065	16,233	(1,168)
CMBX.NA.BBB-.7	(3.000%)	01/17/47	Goldman Sachs International	0.000%	USD	1,020,000	93,130	98,003	(4,873)
CMBX.NA.BBB-.7	(3.000%)	01/17/47	Goldman Sachs International	0.000%	USD	175,000	15,978	25,231	(9,253)
CMBX.NA.BBB-.7	(3.000%)	01/17/47	Goldman Sachs International	0.000%	USD	175,000	15,978	15,318	660
CMBX.NA.BBB-.7	(3.000%)	01/17/47	Morgan Stanley & Co. International plc	0.000%	USD	750,000	68,478	74,013	(5,535)

BHFTII-122

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.BBB-.7	(3.000%)	01/17/47	Morgan Stanley & Co. International plc	0.000%	USD	715,000	$65,282	$53,646	$11,636
CMBX.NA.BBB-.7	(3.000%)	01/17/47	Morgan Stanley & Co. International plc	0.000%	USD	385,000	35,152	40,214	(5,062)
CMBX.NA.BBB-.7	(3.000%)	01/17/47	Morgan Stanley & Co. International plc	0.000%	USD	230,000	21,000	19,356	1,644
CMBX.NA.BBB-.9	(3.000%)	09/17/58	Credit Suisse International	0.000%	USD	55,000	6,465	6,381	84
CMBX.NA.BBB-.9	(3.000%)	09/17/58	Deutsche Bank AG	0.000%	USD	540,000	63,475	66,637	(3,162)
CMBX.NA.BBB-.9	(3.000%)	09/17/58	Deutsche Bank AG	0.000%	USD	10,000	1,175	1,139	36
CMBX.NA.BBB-.9	(3.000%)	09/17/58	Goldman Sachs International	0.000%	USD	580,000	68,177	72,471	(4,294)
CMBX.NA.BBB-.9	(3.000%)	09/17/58	Goldman Sachs International	0.000%	USD	215,000	25,273	24,816	457
CMBX.NA.BBB-.9	(3.000%)	09/17/58	Morgan Stanley & Co. International plc	0.000%	USD	190,000	22,334	20,879	1,455
CMBX.NA.BBB-.9	(3.000%)	09/17/58	Morgan Stanley & Co. International plc	0.000%	USD	175,000	20,571	20,495	76
CMBX.NA.BBB-.9	(3.000%)	09/17/58	Morgan Stanley & Co. International plc	0.000%	USD	105,000	12,342	12,423	(81)

Totals							$1,331,550	$1,480,956	$(149,406)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.A.6	2.000%	05/11/63	Goldman Sachs International	0.000%	USD	355,000	$(18,403)	$4,634	$(23,037)
CMBX.NA.AAA.6	0.500%	05/11/63	Credit Suisse International	0.000%	USD	1,972,397	(1,230)	(21,329)	20,099
CMBX.NA.AAA.6	0.500%	05/11/63	Credit Suisse International	0.000%	USD	1,972,397	(1,230)	(21,329)	20,099
CMBX.NA.AAA.6	0.500%	05/11/63	Credit Suisse International	0.000%	USD	2,291,168	(1,429)	(24,776)	23,347
CMBX.NA.AAA.6	0.500%	05/11/63	Goldman Sachs International	0.000%	USD	84,674	(53)	(1,014)	961
CMBX.NA.AAA.6	0.500%	05/11/63	Morgan Stanley & Co. International plc	0.000%	USD	328,733	(205)	(2,741)	2,536
CMBX.NA.AAA.6	0.500%	05/11/63	Morgan Stanley & Co. International plc	0.000%	USD	662,446	(413)	(5,330)	4,917
CMBX.NA.BB.6	5.000%	05/11/63	Credit Suisse International	0.000%	USD	51,000	(10,407)	(9,123)	(1,284)
CMBX.NA.BB.6	5.000%	05/11/63	Credit Suisse International	0.000%	USD	200,000	(40,813)	(34,006)	(6,807)
CMBX.NA.BB.6	5.000%	05/11/63	Credit Suisse International	0.000%	USD	265,000	(54,077)	(39,508)	(14,569)
CMBX.NA.BB.6	5.000%	05/11/63	Credit Suisse International	0.000%	USD	270,000	(55,098)	(40,770)	(14,328)
CMBX.NA.BB.6	5.000%	05/11/63	Credit Suisse International	0.000%	USD	270,000	(55,098)	(53,314)	(1,784)
CMBX.NA.BB.6	5.000%	05/11/63	Credit Suisse International	0.000%	USD	360,000	(73,464)	(73,198)	(266)
CMBX.NA.BB.6	5.000%	05/11/63	Credit Suisse International	0.000%	USD	460,000	(93,870)	(85,670)	(8,200)
CMBX.NA.BB.6	5.000%	05/11/63	Credit Suisse International	0.000%	USD	465,000	(94,890)	(86,601)	(8,289)
CMBX.NA.BB.6	5.000%	05/11/63	Credit Suisse International	0.000%	USD	465,000	(94,890)	(86,601)	(8,289)
CMBX.NA.BB.6	5.000%	05/11/63	Credit Suisse International	0.000%	USD	465,000	(94,890)	(86,601)	(8,289)
CMBX.NA.BB.6	5.000%	05/11/63	Credit Suisse International	0.000%	USD	645,000	(131,622)	(135,820)	4,198
CMBX.NA.BB.6	5.000%	05/11/63	Goldman Sachs International	0.000%	USD	10,000	(2,041)	(1,703)	(338)
CMBX.NA.BB.6	5.000%	05/11/63	Goldman Sachs International	0.000%	USD	200,000	(40,813)	(34,216)	(6,597)
CMBX.NA.BB.6	5.000%	05/11/63	Goldman Sachs International	0.000%	USD	304,000	(62,036)	(50,355)	(11,681)
CMBX.NA.BB.6	5.000%	05/11/63	Goldman Sachs International	0.000%	USD	530,000	(108,155)	(58,813)	(49,342)
CMBX.NA.BB.6	5.000%	05/11/63	Morgan Stanley & Co. International plc	0.000%	USD	135,000	(27,549)	(22,497)	(5,052)
CMBX.NA.BB.6	5.000%	05/11/63	Morgan Stanley & Co. International plc	0.000%	USD	1,020,000	(208,147)	(189,964)	(18,183)
CMBX.NA.BB.8	5.000%	10/17/57	Bank of America N.A.	0.000%	USD	335,000	(86,523)	(24,355)	(62,168)
CMBX.NA.BB.8	5.000%	10/17/57	Credit Suisse International	0.000%	USD	60,000	(15,497)	(15,152)	(345)
CMBX.NA.BB.8	5.000%	10/17/57	Credit Suisse International	0.000%	USD	285,000	(73,609)	(80,923)	7,314
CMBX.NA.BB.8	5.000%	10/17/57	Credit Suisse International	0.000%	USD	550,000	(142,052)	(156,166)	14,114
CMBX.NA.BB.8	5.000%	10/17/57	Credit Suisse International	0.000%	USD	550,000	(142,052)	(156,166)	14,114
CMBX.NA.BB.8	5.000%	10/17/57	Goldman Sachs International	0.000%	USD	75,000	(19,371)	(22,824)	3,453
CMBX.NA.BB.8	5.000%	10/17/57	Goldman Sachs International	0.000%	USD	115,000	(29,702)	(32,462)	2,760
CMBX.NA.BB.8	5.000%	10/17/57	Goldman Sachs International	0.000%	USD	170,000	(43,907)	(27,682)	(16,225)
CMBX.NA.BB.8	5.000%	10/17/57	Goldman Sachs International	0.000%	USD	191,000	(49,331)	(22,902)	(26,429)
CMBX.NA.BB.8	5.000%	10/17/57	Goldman Sachs International	0.000%	USD	580,000	(149,800)	(181,510)	31,710
CMBX.NA.BB.8	5.000%	10/17/57	Morgan Stanley & Co. International plc	0.000%	USD	160,000	(41,324)	(46,535)	5,211
CMBX.NA.BB.8	5.000%	10/17/57	Morgan Stanley & Co. International plc	0.000%	USD	190,000	(49,072)	(55,341)	6,269

BHFTII-123

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.BB.8	5.000%	10/17/57	Morgan Stanley & Co. International plc	0.000%	USD	1,289,000	$(332,918)	$(365,997)	$33,079
CMBX.NA.BB.9	5.000%	09/15/58	Goldman Sachs International	0.000%	USD	130,000	(26,522)	(36,481)	9,959
CMBX.NA.BB.9	5.000%	09/15/58	Goldman Sachs International	0.000%	USD	250,000	(51,004)	(70,766)	19,762
CMBX.NA.BB.9	5.000%	09/17/58	Goldman Sachs International	0.000%	USD	10,000	(2,040)	(2,859)	819
CMBX.NA.BB.9	5.000%	09/17/58	Morgan Stanley & Co. International plc	0.000%	USD	255,000	(52,024)	(80,525)	28,501
CMBX.NA.BBB-.6	3.000%	05/11/63	Credit Suisse International	0.000%	USD	185,000	(23,654)	(26,509)	2,855
CMBX.NA.BBB-.6	3.000%	05/11/63	Morgan Stanley & Co. International plc	0.000%	USD	90,000	(11,507)	(8,031)	(3,476)
PRIMEX.ARM.2	4.580%	12/25/37	JPMorgan Chase Bank N.A.	0.000%	USD	520,197	3,576	15,621	(12,045)

Totals							$(2,609,156)	$(2,558,210)	$(50,946)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(BRL)—	Brazilian Real
(CNH)—	Chinese Renminbi
(COP)—	Colombian Peso
(EGP)—	Egyptian Pound
(EUR)—	Euro
(GBP)—	British Pound
(GHS)—	Ghana Cedi
(HUF)—	Hungarian Forint
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(PHP)—	Philippine Peso
(RON)—	New Romanian Leu
(THB)—	Thai Baht
(TRY)—	Turkish Lira
(USD)—	United States Dollar
(ZAR)—	South African Rand
(ZMW)—	Zambian Kwacha
(ABX.HE)—	Markit Asset-Backed Home Equity Index
(ABX.HE.PEN)—	Markit Asset-Backed Home Equity Penultimate Index
(CMBX)—	Commercial Mortgage-Backed Index
(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX.NA.A)—	Markit North America A Rated CMBS Index
(CMBX.NA.AA)—	Markit North America AA Rated CMBS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CMBX.NA.AS)—	Markit North America Junior AAA Rated CMBS Index

BHFTII-124

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

(CMBX.NA.BB)—	Markit North America BB Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(CPI-U)—	U.S. Consumer Price Index for All Urban Consumers
(ITRAXX.EUR)—	Markit iTraxx Europe Index
(ITRAXX.XO)—	Markit iTraxx Crossover Index
(LIBOR)—	London Interbank Offered Rate
(PRIMEX.ARM)—	Markit Primex Adjustable Rate Mortgage Index
(TIIE)—	Mexican Interbank Equilibrium Interest Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$757,517,052	$—	$—	$757,517,052
Total U.S. Treasury & Government Agencies*	—	239,574,179	—	239,574,179
Corporate Bonds & Notes
Advertising	—	21,400	—	21,400
Aerospace/Defense	—	1,390,420	—	1,390,420
Agriculture	—	2,436,087	—	2,436,087
Airlines	—	928,933	—	928,933
Apparel	—	267,936	—	267,936
Auto Manufacturers	—	3,126,936	—	3,126,936
Banks	—	51,704,962	0	51,704,962
Beverages	—	5,743,376	—	5,743,376
Biotechnology	—	534,272	—	534,272
Building Materials	—	585,059	—	585,059
Chemicals	—	475,151	—	475,151
Commercial Services	—	813,025	—	813,025
Computers	—	3,079,920	—	3,079,920
Diversified Financial Services	—	5,434,420	—	5,434,420
Electric	—	5,877,082	—	5,877,082
Electrical Components & Equipment	—	130,813	—	130,813
Electronics	—	508,336	—	508,336
Entertainment	—	242,775	—	242,775
Environmental Control	—	213,734	—	213,734
Food	—	2,372,118	—	2,372,118
Forest Products & Paper	—	119,750	—	119,750
Gas	—	306,182	—	306,182
Healthcare-Products	—	1,897,952	—	1,897,952

BHFTII-125

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Healthcare-Services	$—	$3,726,723	$—	$3,726,723
Home Builders	—	307,885	—	307,885
Household Products/Wares	—	20,100	—	20,100
Insurance	—	1,057,837	—	1,057,837
Internet	—	94,625	—	94,625
Iron/Steel	—	391,223	—	391,223
Lodging	—	175,061	—	175,061
Machinery-Construction & Mining	—	123,900	—	123,900
Machinery-Diversified	—	162,125	—	162,125
Media	—	11,479,179	—	11,479,179
Mining	—	533,021	—	533,021
Oil & Gas	—	12,911,550	—	12,911,550
Packaging & Containers	—	328,100	—	328,100
Pharmaceuticals	—	6,508,880	—	6,508,880
Pipelines	—	6,615,746	—	6,615,746
Real Estate	—	540,584	—	540,584
Real Estate Investment Trusts	—	2,458,046	—	2,458,046
Retail	—	3,506,375	—	3,506,375
Savings & Loans	—	165,320	—	165,320
Semiconductors	—	3,249,509	—	3,249,509
Shipbuilding	—	26,125	—	26,125
Software	—	2,373,216	—	2,373,216
Telecommunications	—	6,809,784	—	6,809,784
Transportation	—	1,771,019	—	1,771,019
Trucking & Leasing	—	1,043,979	—	1,043,979
Total Corporate Bonds & Notes	—	154,590,551	0	154,590,551
Total Asset-Backed Securities*	—	85,153,928	—	85,153,928
Total Mortgage-Backed Securities*	—	62,079,803	—	62,079,803
Total Floating Rate Loans (Less Unfunded Loan Commitments)*	—	21,126,030	—	21,126,030
Total Foreign Government*	—	13,344,605	—	13,344,605
Total Municipals	—	6,199,004	—	6,199,004
Total Purchased Options*	—	375,537	—	375,537
Total Preferred Stock*	—	—	24,262	24,262
Short-Term Investments
Repurchase Agreement	—	18,641,760	—	18,641,760
Foreign Government	—	3,530,914	—	3,530,914
Total Short-Term Investments	—	22,172,674	—	22,172,674
Total Securities Lending Reinvestments*	—	72,804,283	—	72,804,283
Total Net Investments	$757,517,052	$677,420,594	$24,262	$1,434,961,908

Collateral for Securities Loaned (Liability)	$—	$(72,775,591)	$—	$(72,775,591)
TBA Forward Sales Commitments	$—	$(48,560,661)	$—	$(48,560,661)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$435,533	$—	$435,533
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(423,312)	—	(423,312)
Total Forward Contracts	$—	$12,221	$—	$12,221
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$485,343	$—	$—	$485,343
Futures Contracts (Unrealized Depreciation)	(46,346)	—	—	(46,346)
Total Futures Contracts	$438,997	$—	$—	$438,997
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$125,667	$—	$125,667
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(156,520)	—	(156,520)
Total Centrally Cleared Swap Contracts	$—	$(30,853)	$—	$(30,853)

BHFTII-126

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio (formerly, Met/Wellington Balanced Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,746,680	$—	$1,746,680
OTC Swap Contracts at Value (Liabilities)	—	(2,694,557)	—	(2,694,557)
Total OTC Swap Contracts	$—	$(947,877)	$—	$(947,877)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2017 is not presented.

Transfers from Level 2 to Level 3 in the amount of $30,800 were due to a decline in market activity for significant observable inputs, which resulted in a lack of available market inputs to determine price.

BHFTII-127

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly, Met/Wellington Core Equity Opportunities Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—7.2%
General Dynamics Corp.	269,283	$50,409,777
Lockheed Martin Corp. (a)	368,353	98,571,263
Northrop Grumman Corp.	261,844	62,276,977
United Technologies Corp. (a)	736,828	82,679,470

		293,937,487

Air Freight & Logistics—2.8%
United Parcel Service, Inc. - Class B (a)	1,072,554	115,085,044

Banks—2.2%
PNC Financial Services Group, Inc. (The) (a)	741,889	89,204,733

Beverages—7.0%
Coca-Cola Co. (The)	2,454,581	104,172,418
Diageo plc	3,004,522	86,064,618
PepsiCo, Inc.	848,439	94,906,386

		285,143,422

Biotechnology—1.6%
Amgen, Inc.	406,271	66,656,883

Capital Markets—1.5%
BlackRock, Inc. (a)	160,284	61,470,517

Chemicals—3.5%
Ecolab, Inc. (a)	496,064	62,176,662
Praxair, Inc. (a)	694,294	82,343,268

		144,519,930

Consumer Finance—2.0%
American Express Co. (a)	1,040,731	82,332,229

Energy Equipment & Services—2.0%
Schlumberger, Ltd.	1,029,832	80,429,879

Equity Real Estate Investment Trusts—3.8%
American Tower Corp. (a)	540,470	65,688,724
Public Storage (a)	408,323	89,385,988

		155,074,712

Food & Staples Retailing—7.2%
Costco Wholesale Corp. (a)	863,718	144,836,871
CVS Health Corp. (a)	874,420	68,641,970
Walgreens Boots Alliance, Inc.	961,131	79,821,930

		293,300,771

Health Care Equipment & Supplies—2.5%
Medtronic plc	1,264,685	101,883,024

Health Care Providers & Services—6.8%
Cardinal Health, Inc. (a)	1,267,684	103,379,630
McKesson Corp. (a)	570,495	84,581,589
UnitedHealth Group, Inc.	552,347	90,590,431

		278,551,650

Hotels, Restaurants & Leisure—2.1%
McDonald’s Corp.	652,559	84,578,172

Household Products—3.8%
Colgate-Palmolive Co. (a)	1,398,417	102,350,140
Procter & Gamble Co. (The)	576,335	51,783,700

		154,133,840

Industrial Conglomerates—2.2%
Honeywell International, Inc. (a)	735,606	91,855,121

Insurance—5.0%
Chubb, Ltd.	826,358	112,591,278
Marsh & McLennan Cos., Inc. (a)	1,259,687	93,078,272

		205,669,550

IT Services—7.4%
Accenture plc - Class A (a)	830,430	99,551,948
Automatic Data Processing, Inc.	988,310	101,193,061
Visa, Inc. - Class A	1,157,350	102,853,695

		303,598,704

Media—1.5%
Walt Disney Co. (The)	558,537	63,332,510

Oil, Gas & Consumable Fuels—2.0%
Exxon Mobil Corp.	1,000,869	82,081,267

Pharmaceuticals—5.4%
Johnson & Johnson	665,147	82,844,059
Merck & Co., Inc. (a)	1,407,555	89,436,044
Roche Holding AG	183,760	46,878,163

		219,158,266

Road & Rail—5.0%
Canadian National Railway Co.	1,423,084	105,041,866
Union Pacific Corp. (a)	949,219	100,541,277

		205,583,143

Software—3.6%
Microsoft Corp.	2,242,899	147,717,328

Specialty Retail—4.9%
Lowe’s Cos., Inc. (a)	1,019,152	83,784,486
TJX Cos., Inc. (The) (a)	1,470,858	116,315,451

		200,099,937

Textiles, Apparel & Luxury Goods—5.6%
NIKE, Inc. - Class B	2,737,360	152,553,073
VF Corp. (a)	1,381,163	75,922,530

		228,475,603

Total Common Stocks (Cost $3,435,146,370)		4,033,873,722

BHFTII-128

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly, Met/Wellington Core Equity Opportunities Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Escrow Shares—0.0%

Security Description	Shares/ Principal Amount*	Value

Forest Products & Paper—0.0%
Sino-Forest Corp. (b) (Cost $0)	5,844,000	$0

Short-Term Investment—1.3%

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $54,147,616 on 04/03/17, collateralized by $52,515,000 U.S. Treasury Inflation Indexed Note at 0.125% due 04/15/20 with a value of $55,235,172.	54,147,210	54,147,210

Total Short-Term Investments (Cost $54,147,210)		54,147,210

Securities Lending Reinvestments (c)—4.3%

Certificates of Deposit—2.1%
ABN AMRO Bank NV Zero Coupon, 06/23/17	4,980,501	4,987,700
Bank of Montreal Chicago 1.081%, 09/06/17 (d)	5,000,000	5,005,103
Bank of Tokyo UFJ Ltd., New York 1.300%, 04/21/17	2,004,529	2,000,338
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (d)	2,000,000	2,000,966
1.510%, 08/18/17	908,331	900,566
Chiba Bank, Ltd., New York 1.100%, 04/03/17	2,000,000	2,000,010
Credit Suisse AG New York 1.581%, 05/12/17 (d)	4,500,000	4,501,364
Danske Bank A/S London
Zero Coupon, 05/12/17	3,489,870	3,496,395
KBC Bank NV 1.120%, 05/08/17	3,000,000	3,000,450
Mitsubishi UFJ Trust and Banking Corp. 1.134%, 09/01/17 (d)	3,500,000	3,499,794
1.384%, 06/01/17 (d)	2,999,019	3,001,704
Mizuho Bank, Ltd., New York 1.184%, 09/01/17 (d)	6,300,000	6,299,565
1.543%, 05/17/17	5,000,000	5,001,485
Norinchukin Bank New York 1.451%, 07/12/17 (d)	3,000,000	3,002,655
Oversea-Chinese Banking Corp., Ltd. 1.000%, 06/01/17	8,000,000	7,999,736
Royal Bank of Canada New York 1.298%, 03/20/18 (d)	11,500,000	11,499,965
Sumitomo Bank New York 1.578%, 06/19/17 (d)	2,000,000	2,001,352
Toronto Dominion Bank New York 1.221%, 03/13/18 (d)	11,500,000	11,495,948

Certificates of Deposit—(Continued)
UBS, Stamford 1.301%, 05/12/17 (d)	1,500,000	1,500,369
1.589%, 07/31/17 (d)	1,803,901	1,804,958

		85,000,423

Commercial Paper—1.4%
Barton Capital S.A. 1.110%, 04/21/17	1,994,327	1,998,666
Commonwealth Bank Australia 1.174%, 03/01/18	7,000,000	7,002,856
DCAT LLC 1.200%, 04/11/17	1,698,187	1,699,531
Erste Abwicklungsanstalt 1.098%, 07/18/17 (d)	12,000,000	11,998,944
Manhattan Asset Funding Co. 1.184%, 09/07/17 (d)	13,500,000	13,501,107
Ridgefield Funding Co. LLC 1.184%, 09/07/17 (d)	5,000,000	4,999,410
Starbird Funding Corp. 1.441%, 06/13/17 (d)	6,000,000	6,002,118
Versailles CDS LLC 1.050%, 06/05/17	8,974,538	8,980,785

		56,183,417

Repurchase Agreements—0.6%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $3,027,772 on 04/03/17, collateralized by $4,354,733 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $3,088,131.	3,027,578	3,027,578
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/31/17 at 0.880% to be repurchased at $4,000,293 on 04/03/17, collateralized by $4,093,949 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.000%, maturity dates ranging from 03/15/18 - 08/15/25, with a value of $4,080,001.	4,000,000	4,000,000
Repurchase Agreement dated 01/25/17 at 1.460% to be repurchased at $654,191 on 07/03/17, collateralized by various Common Stock with a value of $715,000.	650,000	650,000
Deutsche Bank AG, London
Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $300,024 on 04/03/17, collateralized by $303,534 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $306,004.	300,000	300,000

BHFTII-129

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly, Met/Wellington Core Equity Opportunities Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $5,003,250 on 04/03/17, collateralized by $772,491 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $5,489,933.	5,000,000	$5,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $7,844,928 on 06/02/17, collateralized by various Common Stock with a value of $8,580,000.	7,800,000	7,800,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $100,007 on 04/03/17, collateralized by $99,374 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $102,062.	100,000	100,000
Natixis New York Repurchase Agreement dated 03/30/17 at 0.980% to be repurchased at $5,000,953 on 04/06/17, collateralized by $10,891,657 U.S. Government Agency Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 10/09/19 - 08/16/58, with a value of $5,100,557.	5,000,000	5,000,000

		25,877,578

Time Deposits—0.2%
OP Corporate Bank plc 1.200%, 04/10/17	3,000,000	3,000,000
Shinkin Central Bank 1.440%, 04/25/17	3,000,000	3,000,000
1.440%, 04/26/17	2,500,000	2,500,000
1.440%, 04/27/17	1,500,000	1,500,000

		10,000,000

Total Securities Lending Reinvestments (Cost $177,043,630)		177,061,418

Total Investments—104.2% (Cost $3,666,337,210) (e)		4,265,082,350
Other assets and liabilities (net)—(4.2)%		(172,286,167)

Net Assets—100.0%		$4,092,796,183

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $174,132,443 and the collateral received consisted of cash in the amount of $177,030,780. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent less than 0.05% of net assets.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	As of March 31, 2017, the aggregate cost of investments was $3,666,337,210. The aggregate unrealized appreciation and depreciation of investments were $629,599,950 and $(30,854,810), respectively, resulting in net unrealized appreciation of $598,745,140.

BHFTII-130

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly, Met/Wellington Core Equity Opportunities Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$293,937,487	$—	$—	$293,937,487
Air Freight & Logistics	115,085,044	—	—	115,085,044
Banks	89,204,733	—	—	89,204,733
Beverages	199,078,804	86,064,618	—	285,143,422
Biotechnology	66,656,883	—	—	66,656,883
Capital Markets	61,470,517	—	—	61,470,517
Chemicals	144,519,930	—	—	144,519,930
Consumer Finance	82,332,229	—	—	82,332,229
Energy Equipment & Services	80,429,879	—	—	80,429,879
Equity Real Estate Investment Trusts	155,074,712	—	—	155,074,712
Food & Staples Retailing	293,300,771	—	—	293,300,771
Health Care Equipment & Supplies	101,883,024	—	—	101,883,024
Health Care Providers & Services	278,551,650	—	—	278,551,650
Hotels, Restaurants & Leisure	84,578,172	—	—	84,578,172
Household Products	154,133,840	—	—	154,133,840
Industrial Conglomerates	91,855,121	—	—	91,855,121
Insurance	205,669,550	—	—	205,669,550
IT Services	303,598,704	—	—	303,598,704
Media	63,332,510	—	—	63,332,510
Oil, Gas & Consumable Fuels	82,081,267	—	—	82,081,267
Pharmaceuticals	172,280,103	46,878,163	—	219,158,266
Road & Rail	205,583,143	—	—	205,583,143
Software	147,717,328	—	—	147,717,328
Specialty Retail	200,099,937	—	—	200,099,937
Textiles, Apparel & Luxury Goods	228,475,603	—	—	228,475,603
Total Common Stocks	3,900,930,941	132,942,781	—	4,033,873,722
Total Escrow Shares*	—	—	0	0
Total Short-Term Investment*	—	54,147,210	—	54,147,210
Total Securities Lending Reinvestments*	—	177,061,418	—	177,061,418
Total Investments	$3,900,930,941	$364,151,409	$0	$4,265,082,350

Collateral for Securities Loaned (Liability)	$—	$(177,030,780)	$—	$(177,030,780)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2017 is not presented.

BHFTII-131

Brighthouse Funds Trust II

Brighthouse Asset Allocation 20 Portfolio (formerly, MetLife Asset Allocation 20 Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	583,413	$6,452,549
BlackRock Bond Income Portfolio (Class A) (a)	754,938	80,868,977
BlackRock Capital Appreciation Portfolio (Class A) (a)	176,609	6,467,417
BlackRock High Yield Portfolio (Class A) (b)	410,217	3,236,610
BlackRock Large Cap Value Portfolio (Class A) (a)	709,726	6,423,016
Brighthouse Small Cap Value Portfolio (formerly, MetLife Small Cap Value Portfolio) (Class A) (b)	200,044	3,234,710
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (formerly, Met/Aberdeen Emerging Markets Equity Portfolio) (Class A) (b)	160,076	1,602,361
Brighthouse/Artisan International Portfolio (formerly, Met/Artisan International Portfolio) (Class A) (b)	683,401	6,464,971
Brighthouse/Artisan Mid Cap Value Portfolio (formerly, Met/Artisan Mid Cap Value Portfolio) (Class A) (a)	6,763	1,609,010
Brighthouse/Eaton Vance Floating Rate Portfolio (formerly, Met/Eaton Vance Floating Rate Portfolio) (Class A) (b)	1,236,669	12,935,557
Brighthouse/Franklin Low Duration Total Return Portfolio (formerly, Met/Franklin Low Duration Total Return Portfolio) (Class A) (b)	3,334,274	32,342,453
Brighthouse/Templeton International Bond Portfolio (formerly, Met/Templeton International Bond Portfolio) (Class A) (b)	937,846	9,706,705
Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly, Met/Wellington Core Equity Opportunities Portfolio) (Class A) (a)	426,355	12,905,774
Brighthouse/Wellington Large Cap Research Portfolio (formerly, Met/Wellington Large Cap Research Portfolio) (Class A) (b)	434,404	6,463,937
Clarion Global Real Estate Portfolio (Class A) (b)	274,666	3,238,315
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	134,972	1,618,318
Harris Oakmark International Portfolio (Class A) (b)	557,207	8,085,071

Affiliated Investment Companies—(Continued)
Invesco Comstock Portfolio (Class A) (b)	857,201	12,832,296
Jennison Growth Portfolio (Class A) (a)	437,476	6,457,151
JPMorgan Core Bond Portfolio (Class A) (b)	5,957,886	61,485,382
JPMorgan Small Cap Value Portfolio (Class A) (b)	182,687	3,237,218
MFS Research International Portfolio (Class A) (b)	442,845	4,835,865
MFS Value Portfolio (Class A) (a)	798,492	12,823,781
Neuberger Berman Genesis Portfolio (Class A) (a)	293,399	6,454,787
Oppenheimer Global Equity Portfolio (Class A) (b)	75,929	1,617,282
PIMCO Inflation Protected Bond Portfolio (Class A) (b) (c)	5,856,147	58,268,660
PIMCO Total Return Portfolio (Class A) (b)	6,761,667	77,691,553
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	288,164	6,466,391
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	365,206	12,877,169
TCW Core Fixed Income Portfolio (Class A) (b)	6,679,993	67,935,529
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	1,882,365	25,882,517
Western Asset Management U.S. Government Portfolio (Class A) (a)	7,117,969	84,134,390

Total Mutual Funds (Cost $647,408,391)		646,655,722

Total Investments—100.0% (Cost $647,408,391) (d)		646,655,722
Other assets and liabilities (net)—0.0%		(293,437)

Net Assets—100.0%		$646,362,285

(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.
(c)	Non-income producing security.
(d)	As of March 31, 2017, the aggregate cost of investments was $647,408,391. The aggregate unrealized appreciation and depreciation of investments were $13,370,425 and $(14,123,094), respectively, resulting in net unrealized depreciation of $(752,669).

BHFTII-132

Brighthouse Funds Trust II

Brighthouse Asset Allocation 20 Portfolio (formerly, MetLife Asset Allocation 20 Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$646,655,722	$—	$—	$646,655,722
Total Investments	$646,655,722	$—	$—	$646,655,722

BHFTII-133

Brighthouse Funds Trust II

Brighthouse Asset Allocation 40 Portfolio (formerly, MetLife Asset Allocation 40 Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	12,235,728	$135,327,149
BlackRock Bond Income Portfolio (Class A) (a)	6,016,364	644,472,906
BlackRock Capital Appreciation Portfolio (Class A) (a)	3,701,693	135,556,008
BlackRock High Yield Portfolio (Class A) (b)	4,312,246	34,023,622
BlackRock Large Cap Value Portfolio (Class A) (a)	14,790,721	133,856,021
Brighthouse Small Cap Value Portfolio (formerly, MetLife Small Cap Value Portfolio) (Class A) (b)	4,169,893	67,427,176
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (formerly, Met/Aberdeen Emerging Markets Equity Portfolio) (Class A) (b)	6,728,939	67,356,675
Brighthouse/Artisan International Portfolio (foremrly, Met/Artisan International Portfolio) (Class A) (b)	8,958,156	84,744,152
Brighthouse/Artisan Mid Cap Value Portfolio (formerly, Met/Artisan Mid Cap Value Portfolio) (Class A) (a)	70,719	16,825,392
Brighthouse/Eaton Vance Floating Rate Portfolio (formerly, Met/Eaton Vance Floating Rate Portfolio) (Class A) (b)	12,937,397	135,325,172
Brighthouse/Franklin Low Duration Total Return Portfolio (formerly, Met/Franklin Low Duration Total Return Portfolio) (Class A) (b)	20,950,745	203,222,230
Brighthouse/Templeton International Bond Portfolio (formerly, Met/Templeton International Bond Portfolio) (Class A) (b)	16,440,535	170,159,538
Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly, Met/Wellington Core Equity Opportunities Portfolio) (Class A) (a)	8,355,203	252,912,008
Brighthouse/Wellington Large Cap Research Portfolio (formerly, Met/Wellington Large Cap Research Portfolio) (Class A) (b)	10,231,627	152,246,605
Clarion Global Real Estate Portfolio (Class A) (b)	4,187,599	49,371,792
ClearBridge Aggressive Growth Portfolio (Class A) (b)	5,875,534	100,647,901
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	1,413,901	16,952,669
Harris Oakmark International Portfolio (Class A) (b)	12,870,865	186,756,254
Invesco Comstock Portfolio (Class A) (b)	13,384,955	200,372,781
Invesco Small Cap Growth Portfolio (Class A) (b)	5,811,616	85,082,056

Affiliated Investment Companies—(Continued)
Jennison Growth Portfolio (Class A) (a)	6,901,904	101,872,105
JPMorgan Core Bond Portfolio (Class A) (b)	46,027,126	474,999,945
JPMorgan Small Cap Value Portfolio (Class A) (b)	2,830,968	50,164,757
MFS Research International Portfolio (Class A) (b)	9,278,977	101,326,426
MFS Value Portfolio (Class A) (a)	14,604,874	234,554,270
Neuberger Berman Genesis Portfolio (Class A) (a)	2,296,530	50,523,657
Oppenheimer Global Equity Portfolio (Class A) (b)	3,185,867	67,858,973
PIMCO Inflation Protected Bond Portfolio (Class A) (b) (c)	40,953,955	407,491,848
PIMCO Total Return Portfolio (Class A) (b)	53,206,443	611,342,035
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	6,060,200	135,990,878
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	6,679,379	235,514,913
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	3,023,727	33,956,454
TCW Core Fixed Income Portfolio (Class A) (b)	53,343,012	542,498,431
Van Eck Global Natural Resources Portfolio (Class A) (a)	5,970,697	62,692,319
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	17,295,955	237,819,379
Western Asset Management U.S. Government Portfolio (Class A) (a)	45,909,179	542,646,498

Total Mutual Funds (Cost $6,541,743,769)		6,763,890,995

Total Investments—100.0% (Cost $6,541,743,769) (d)		6,763,890,995
Other assets and liabilities (net)—0.0%		(1,747,316)

Net Assets—100.0%		$6,762,143,679

(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.
(c)	Non-income producing security.
(d)	As of March 31, 2017, the aggregate cost of investments was $6,541,743,769. The aggregate unrealized appreciation and depreciation of investments were $366,156,709 and $(144,009,483), respectively, resulting in net unrealized appreciation of $222,147,226.

BHFTII-134

Brighthouse Funds Trust II

Brighthouse Asset Allocation 40 Portfolio (formerly, MetLife Asset Allocation 40 Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$6,763,890,995	$—	$—	$6,763,890,995
Total Investments	$6,763,890,995	$—	$—	$6,763,890,995

BHFTII-135

Brighthouse Funds Trust II

Brighthouse Asset Allocation 60 Portfolio (formerly, MetLife Asset Allocation 60 Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	33,396,505	$369,365,340
BlackRock Bond Income Portfolio (Class A) (a)	8,545,443	915,387,827
BlackRock Capital Appreciation Portfolio (Class A) (a)	12,072,586	442,098,091
BlackRock High Yield Portfolio (Class A) (b)	11,161,485	88,064,118
BlackRock Large Cap Value Portfolio (Class A) (a)	55,800,035	504,990,319
Brighthouse Small Cap Value Portfolio (formerly, MetLife Small Cap Value Portfolio) (Class A) (b)	9,006,635	145,637,294
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (formerly, Met/Aberdeen Emerging Markets Equity Portfolio) (Class A) (b)	25,644,336	256,699,807
Brighthouse/Artisan International Portfolio (formerly, Met/Artisan International Portfolio) (Class A) (b)	34,087,455	322,467,325
Brighthouse/Artisan Mid Cap Value Portfolio (formerly, Met/Artisan Mid Cap Value Portfolio) (Class A) (a)	305,338	72,646,124
Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio) (Class A) (a)	10,808,556	147,428,707
Brighthouse/Eaton Vance Floating Rate Portfolio (formerly, Met/Eaton Vance Floating Rate Portfolio) (Class A) (b)	27,801,197	290,800,516
Brighthouse/Franklin Low Duration Total Return Portfolio (formerly, Met/Franklin Low Duration Total Return Portfolio) (Class A) (b)	29,607,113	287,188,995
Brighthouse/Templeton International Bond Portfolio (formerly, Met/Templeton International Bond Portfolio) (Class A) (b)	42,752,175	442,485,006
Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly, Met/Wellington Core Equity Opportunities Portfolio) (Class A) (a)	21,766,672	658,877,160
Brighthouse/Wellington Large Cap Research Portfolio (formerly, Met/Wellington Large Cap Research Portfolio) (Class A) (b)	29,626,098	440,836,337
Clarion Global Real Estate Portfolio (Class A) (b)	17,593,239	207,424,286
ClearBridge Aggressive Growth Portfolio (Class A) (b)	27,836,707	476,842,798
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	3,048,225	36,548,224
Harris Oakmark International Portfolio (Class A) (b)	33,229,856	482,165,217
Invesco Comstock Portfolio (Class A) (b)	33,819,487	506,277,722

Affiliated Investment Companies—(Continued)
Invesco Small Cap Growth Portfolio (Class A) (b)	15,130,220	221,506,418
Jennison Growth Portfolio (Class A) (a)	35,101,072	518,091,830
JPMorgan Core Bond Portfolio (Class A) (b)	61,156,944	631,139,666
JPMorgan Small Cap Value Portfolio (Class A) (b)	6,087,357	107,867,971
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	5,539,782	74,066,886
MFS Research International Portfolio (Class A) (b)	26,974,660	294,563,290
MFS Value Portfolio (Class A) (a)	40,893,100	656,743,191
Neuberger Berman Genesis Portfolio (Class A) (a)	6,632,758	145,920,666
Oppenheimer Global Equity Portfolio (Class A) (b)	6,938,318	147,786,166
PIMCO Inflation Protected Bond Portfolio (Class A) (b) (c)	42,839,105	426,249,097
PIMCO Total Return Portfolio (Class A) (b)	73,972,632	849,945,536
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	19,773,281	443,712,433
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	16,598,564	585,265,362
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	13,128,678	147,435,053
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	9,672,629	221,309,741
TCW Core Fixed Income Portfolio (Class A) (b)	74,390,351	756,549,873
Van Eck Global Natural Resources Portfolio (Class A) (a)	25,681,322	269,653,878
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	21,141,108	290,690,230
Western Asset Management U.S. Government Portfolio (Class A) (a)	47,534,029	561,852,223

Total Mutual Funds (Cost $13,580,081,498)		14,444,580,723

Total Investments—100.0% (Cost $13,580,081,498) (d)		14,444,580,723
Other assets and liabilities (net)—0.0%		(3,353,003)

Net Assets—100.0%		$14,441,227,720

(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.
(c)	Non-income producing security.
(d)	As of March 31, 2017, the aggregate cost of investments was $13,580,081,498. The aggregate unrealized appreciation and depreciation of investments were $1,065,109,168 and $(200,609,943), respectively, resulting in net unrealized appreciation of $864,499,225.

BHFTII-136

Brighthouse Funds Trust II

Brighthouse Asset Allocation 60 Portfolio (formerly, MetLife Asset Allocation 60 Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$14,444,580,723	$—	$—	$14,444,580,723
Total Investments	$14,444,580,723	$—	$—	$14,444,580,723

BHFTII-137

Brighthouse Funds Trust II

Brighthouse Asset Allocation 80 Portfolio (formerly, MetLife Asset Allocation 80 Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	36,075,094	$398,990,535
BlackRock Bond Income Portfolio (Class A) (a)	2,968,111	317,944,061
BlackRock Capital Appreciation Portfolio (Class A) (a)	10,887,343	398,694,485
BlackRock High Yield Portfolio (Class A) (b)	7,143,953	56,365,787
BlackRock Large Cap Value Portfolio (Class A) (a)	42,948,740	388,686,098
Brighthouse Small Cap Value Portfolio (formerly, MetLife Small Cap Value Portfolio) (Class A) (b)	10,411,277	168,350,343
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (formerly, Met/Aberdeen Emerging Markets Equity Portfolio) (Class A) (b)	28,134,911	281,630,457
Brighthouse/Artisan International Portfolio (formerly, Met/Artisan International Portfolio) (Class A) (b)	37,728,840	356,914,830
Brighthouse/Artisan Mid Cap Value Portfolio (formerly, Met/Artisan Mid Cap Value Portfolio) (Class A) (a)	235,443	56,016,594
Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio) (Class A) (a)	16,729,763	228,193,969
Brighthouse/Eaton Vance Floating Rate Portfolio (formerly, Met/Eaton Vance Floating Rate Portfolio) (Class A) (b)	10,487,187	109,695,973
Brighthouse/Templeton International Bond Portfolio (formerly, Met/Templeton International Bond Portfolio) (Class A) (b)	32,867,438	340,177,979
Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly, Met/Wellington Core Equity Opportunities Portfolio) (Class A) (a)	18,678,195	565,388,951
Brighthouse/Wellington Large Cap Research Portfolio (formerly, Met/Wellington Large Cap Research Portfolio) (Class A) (b)	26,710,298	397,449,232
Clarion Global Real Estate Portfolio (Class A) (b)	22,475,603	264,987,357
ClearBridge Aggressive Growth Portfolio (Class A) (b)	31,399,161	537,867,634
Frontier Mid Cap Growth Portfolio (Class A) (a)	1,670,275	56,973,094
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	9,391,963	112,609,630
Harris Oakmark International Portfolio (Class A) (b)	33,674,599	488,618,428
Invesco Comstock Portfolio (Class A) (b)	33,531,395	501,964,985

Affiliated Investment Companies—(Continued)
Invesco Small Cap Growth Portfolio (Class A) (b)	19,491,383	285,353,847
Jennison Growth Portfolio (Class A) (a)	38,798,221	572,661,739
JPMorgan Core Bond Portfolio (Class A) (b)	20,428,862	210,825,853
JPMorgan Small Cap Value Portfolio (Class A) (b)	9,380,815	166,228,035
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	10,706,743	143,149,148
MFS Research International Portfolio (Class A) (b)	31,216,187	340,880,758
MFS Value Portfolio (Class A) (a)	35,094,946	563,624,828
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b) (c)	3,471,132	56,510,023
Neuberger Berman Genesis Portfolio (Class A) (a)	2,559,139	56,301,055
Oppenheimer Global Equity Portfolio (Class A) (b)	8,054,885	171,569,059
PIMCO Inflation Protected Bond Portfolio (Class A) (b) (c)	16,135,933	160,552,531
PIMCO Total Return Portfolio (Class A) (b)	27,865,726	320,177,191
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	22,939,928	514,771,978
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	14,424,241	508,598,739
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	10,151,570	114,002,133
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	7,474,660	171,020,226
TCW Core Fixed Income Portfolio (Class A) (b)	25,864,376	263,040,705
Van Eck Global Natural Resources Portfolio (Class A) (a)	29,621,473	311,025,471
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	15,923,688	218,950,713

Total Mutual Funds (Cost $10,238,792,236)		11,176,764,454

Total Investments—100.0% (Cost $10,238,792,236) (d)		11,176,764,454
Other assets and liabilities (net)—0.0%		(2,644,779)

Net Assets—100.0%		$11,174,119,675

(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.
(c)	Non-income producing security.
(d)	As of March 31, 2017, the aggregate cost of investments was $10,238,792,236. The aggregate unrealized appreciation and depreciation of investments were $1,077,502,621 and $(139,530,403), respectively, resulting in net unrealized appreciation of $937,972,218.

BHFTII-138

Brighthouse Funds Trust II

Brighthouse Asset Allocation 80 Portfolio (formerly, MetLife Asset Allocation 80 Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$11,176,764,454	$—	$—	$11,176,764,454
Total Investments	$11,176,764,454	$—	$—	$11,176,764,454

BHFTII-139

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Airlines—0.5%
United Continental Holdings, Inc. (a)	82,502	$5,827,941

Banks—2.4%
Popular, Inc.	126,064	5,134,587
Signature Bank (a) (b)	107,112	15,894,349
Webster Financial Corp. (b)	160,946	8,053,738

		29,082,674

Beverages—1.0%
Brown-Forman Corp. - Class B (b)	128,067	5,914,134
Monster Beverage Corp. (a)	134,318	6,201,462

		12,115,596

Biotechnology—4.2%
Alkermes plc (a) (b)	125,296	7,329,816
BioMarin Pharmaceutical, Inc. (a) (b)	153,904	13,509,693
Incyte Corp. (a)	213,740	28,570,626

		49,410,135

Building Products—1.1%
A.O. Smith Corp. (b)	245,032	12,535,837

Capital Markets—5.4%
E*Trade Financial Corp. (a)	251,927	8,789,733
Moody’s Corp.	74,557	8,353,366
Nasdaq, Inc.	257,899	17,911,086
Raymond James Financial, Inc.	298,952	22,798,080
SEI Investments Co.	114,105	5,755,456

		63,607,721

Chemicals—2.5%
CF Industries Holdings, Inc. (b)	177,199	5,200,790
FMC Corp.	171,088	11,906,014
Sherwin-Williams Co. (The)	39,683	12,309,270

		29,416,074

Commercial Services & Supplies—5.5%
Cintas Corp. (b)	219,571	27,784,514
KAR Auction Services, Inc.	356,175	15,554,162
Waste Connections, Inc.	249,385	22,000,745

		65,339,421

Construction Materials—3.8%
Eagle Materials, Inc. (b)	158,087	15,356,571
Martin Marietta Materials, Inc.	70,649	15,419,144
Vulcan Materials Co.	117,011	14,097,486

		44,873,201

Containers & Packaging—1.9%
Ball Corp.	127,754	9,487,012
Berry Plastics Group, Inc. (a)	276,479	13,428,585

		22,915,597

Distributors—1.1%
LKQ Corp. (a)	464,545	$13,597,232

Diversified Consumer Services—0.7%
Bright Horizons Family Solutions, Inc. (a) (b)	108,994	7,900,975

Diversified Telecommunication Services—0.7%
Cogent Communications Holdings, Inc.	182,953	7,876,127

Electronic Equipment, Instruments & Components—3.0%
Amphenol Corp. - Class A	154,076	10,965,589
Flex, Ltd. (a)	402,515	6,762,252
Universal Display Corp. (b)	204,393	17,598,237

		35,326,078

Equity Real Estate Investment Trusts—1.3%
SBA Communications Corp. (a)	125,196	15,069,843

Food Products—0.5%
Blue Buffalo Pet Products, Inc. (a) (b)	280,770	6,457,710

Health Care Equipment & Supplies—8.4%
Align Technology, Inc. (a) (b)	106,393	12,204,341
C.R. Bard, Inc.	96,418	23,963,730
Cooper Cos., Inc. (The) (b)	148,976	29,778,812
DexCom, Inc. (a) (b)	33,616	2,848,284
Edwards Lifesciences Corp. (a)	102,412	9,633,897
STERIS plc (b)	141,801	9,849,497
Teleflex, Inc. (b)	61,904	11,992,662

		100,271,223

Health Care Providers & Services—0.7%
Acadia Healthcare Co., Inc. (a) (b)	191,328	8,341,901

Hotels, Restaurants & Leisure—4.2%
Aramark	670,646	24,726,718
MGM Resorts International (b)	480,499	13,165,672
Royal Caribbean Cruises, Ltd.	47,380	4,648,452
Texas Roadhouse, Inc. (b)	152,192	6,777,110

		49,317,952

Insurance—2.7%
Aon plc	167,727	19,907,517
Willis Towers Watson plc	90,483	11,843,320

		31,750,837

Internet & Direct Marketing Retail—1.2%
Expedia, Inc.	113,808	14,359,155

IT Services—10.5%
Alliance Data Systems Corp.	48,507	12,078,243
Computer Sciences Corp.	143,741	9,919,566
Conduent, Inc. (a)	490,265	8,226,647
Euronet Worldwide, Inc. (a) (b)	315,219	26,957,529
Gartner, Inc. (a) (b)	70,799	7,645,584
Genpact, Ltd.	272,135	6,738,063

BHFTII-140

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Global Payments, Inc.	325,034	$26,223,743
Jack Henry & Associates, Inc.	98,969	9,214,014
Vantiv, Inc. - Class A (a)	277,862	17,816,511

		124,819,900

Leisure Products—1.3%
Brunswick Corp. (b)	261,085	15,978,402

Life Sciences Tools & Services—2.4%
Illumina, Inc. (a)	52,702	8,993,069
PAREXEL International Corp. (a) (b)	124,117	7,833,024
QIAGEN NV (a)	393,292	11,393,669

		28,219,762

Machinery—1.3%
Wabtec Corp. (b)	63,673	4,966,494
Woodward, Inc. (b)	155,428	10,556,670

		15,523,164

Media—0.7%
IMAX Corp. (a) (b)	242,541	8,246,394

Multiline Retail—2.1%
Dollar General Corp.	210,307	14,664,707
Dollar Tree, Inc. (a)	125,901	9,878,193

		24,542,900

Oil, Gas & Consumable Fuels—1.3%
Carrizo Oil & Gas, Inc. (a) (b)	288,521	8,269,012
Concho Resources, Inc. (a) (b)	55,670	7,144,688

		15,413,700

Pharmaceuticals—2.3%
Medicines Co. (The) (a) (b)	94,597	4,625,793
Zoetis, Inc. (b)	432,186	23,065,767

		27,691,560

Professional Services—2.6%
Equifax, Inc.	224,972	30,762,671

Road & Rail—0.8%
J.B. Hunt Transport Services, Inc.	102,593	9,411,882

Semiconductors & Semiconductor Equipment—4.4%
Integrated Device Technology, Inc. (a) (b)	449,133	10,630,978
Lam Research Corp.	172,673	22,164,306
Qorvo, Inc. (a) (b)	289,972	19,880,481

		52,675,765

Software—10.3%
Activision Blizzard, Inc.	374,991	18,697,051
Cadence Design Systems, Inc. (a) (b)	721,805	22,664,677

Software—(Continued)
CDK Global, Inc.	422,965	27,496,955
Electronic Arts, Inc. (a)	358,849	32,124,163
Fortinet, Inc. (a) (b)	163,135	6,256,227
Red Hat, Inc. (a)	172,592	14,929,208

		122,168,281

Specialty Retail—3.8%
O’Reilly Automotive, Inc. (a)	60,925	16,440,002
Ross Stores, Inc.	437,241	28,801,065

		45,241,067

Trading Companies & Distributors—2.6%
Beacon Roofing Supply, Inc. (a)	297,729	14,636,358
HD Supply Holdings, Inc. (a)	394,209	16,211,845

		30,848,203

Total Common Stocks (Cost $933,717,038)		1,176,936,881

Short-Term Investment—0.6%

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $7,359,760 on 04/03/17, collateralized by $7,500,000 U.S. Treasury Note at 1.500% due 05/31/20 with a value of $7,510,838.	7,359,704	7,359,704

Total Short-Term Investments (Cost $7,359,704)		7,359,704

Securities Lending Reinvestments (c)—12.4%

Certificates of Deposit—7.2%
ABN AMRO Bank NV Zero Coupon, 05/05/17	997,115	999,180
Zero Coupon, 06/23/17	3,486,351	3,491,390
Banco Del Estado De Chile New York 1.426%, 06/21/17 (d)	2,500,000	2,501,355
Bank of Montreal Chicago 1.081%, 09/06/17 (d)	5,000,000	5,005,103
Bank of Nova Scotia Houston 1.355%, 11/03/17 (d)	3,000,000	3,003,295
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (d)	2,000,000	2,000,966
1.510%, 08/18/17	2,321,289	2,301,447
BNP Paribas New York 1.384%, 08/04/17 (d)	750,000	750,572
Canadian Imperial Bank 1.392%, 10/27/17 (d)	1,000,000	1,001,203
Chiba Bank, Ltd., New York 1.100%, 04/07/17	1,000,000	1,000,011

BHFTII-141

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Credit Suisse AG New York 1.581%, 05/12/17 (d)	3,750,000	$3,751,136
1.676%, 04/24/17 (d)	1,900,000	1,900,448
Danske Bank A/S London Zero Coupon, 05/12/17	3,489,870	3,496,395
DNB NOR Bank ASA 1.279%, 07/28/17 (d)	900,000	900,398
KBC Bank NV 1.150%, 04/27/17	4,000,000	3,997,640
Mitsubishi UFJ Trust and Banking Corp. 1.134%, 09/01/17 (d)	3,500,000	3,499,794
Mizuho Bank, Ltd., New York 1.184%, 09/01/17 (d)	1,700,000	1,699,883
1.339%, 08/02/17 (d)	2,000,000	2,001,152
1.582%, 04/26/17 (d)	2,500,000	2,500,415
National Australia Bank London 1.199%, 05/02/17 (d)	1,750,000	1,750,613
1.338%, 11/09/17 (d)	3,200,000	3,194,784
Norinchukin Bank New York 1.451%, 07/12/17 (d)	3,000,000	3,002,655
Oversea-Chinese Banking Corp., Ltd. 1.000%, 06/01/17	3,000,000	2,999,901
Royal Bank of Canada New York 1.298%, 03/20/18 (d)	5,800,000	5,799,983
Sumitomo Bank New York 1.390%, 06/05/17 (d)	1,000,000	1,000,473
1.410%, 05/05/17 (d)	1,500,000	1,500,292
1.578%, 06/19/17 (d)	1,500,000	1,501,014
Sumitomo Mitsui Banking Corp., New York 1.284%, 08/01/17 (d)	2,000,000	2,001,070
Sumitomo Mitsui Trust Bank, Ltd., London 1.444%, 05/08/17 (d)	1,000,000	1,000,680
Sumitomo Mitsui Trust Bank, Ltd., New York 1.359%, 06/02/17 (d)	1,000,000	1,000,648
1.572%, 04/26/17 (d)	3,000,000	3,000,993
Svenska Handelsbanken New York 1.508%, 05/18/17 (d)	500,000	500,259
Toronto Dominion Bank New York 1.221%, 03/13/18 (d)	4,500,000	4,498,414
1.330%, 01/10/18 (d)	2,500,000	2,500,490
UBS, Stamford 1.301%, 05/12/17 (d)	1,400,000	1,400,344
1.589%, 07/31/17 (d)	1,202,601	1,203,305
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (d)	1,250,000	1,252,044
1.452%, 04/26/17 (d)	900,000	900,239

		85,809,984

Commercial Paper—3.7%
Barton Capital S.A. 1.160%, 04/07/17	3,987,884	3,999,452
Commonwealth Bank Australia 1.174%, 03/01/18	5,000,000	5,002,040
DCAT LLC 1.200%, 04/11/17	998,933	999,724

Commercial Paper—(Continued)
Den Norske ASA 1.432%, 04/27/17 (d)	900,000	900,194
Erste Abwicklungsanstalt 1.098%, 07/18/17 (d)	7,100,000	7,099,375
HSBC plc 1.442%, 04/25/17 (d)	2,250,000	2,250,405
Kells Funding LLC 1.100%, 06/05/17	996,150	997,847
LMA S.A. & LMA Americas 1.090%, 05/10/17	997,033	998,781
Macquarie Bank, Ltd. 1.120%, 04/20/17	997,200	999,351
Manhattan Asset Funding Co. 1.184%, 09/07/17 (d)	3,500,000	3,500,287
Ridgefield Funding Co. LLC 1.184%, 09/07/17 (d)	4,000,000	3,999,528
1.300%, 06/12/17	994,981	997,639
Sheffield Receivables Co. 1.170%, 04/07/17	1,994,085	1,999,524
Starbird Funding Corp. 1.441%, 06/13/17 (d)	3,250,000	3,251,147
Versailles CDS LLC 1.050%, 06/05/17	4,985,854	4,989,325
Westpac Banking Corp. 1.380%, 10/20/17 (d)	1,500,000	1,502,719

		43,487,338

Repurchase Agreements—1.2%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $702,065 on 04/03/17, collateralized by $1,009,754 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $716,060.	702,020	702,020
Citigroup Global Markets, Ltd. Repurchase Agreement dated 01/25/17 at 1.460% to be repurchased at $754,836 on 07/03/17, collateralized by various Common Stock with a value of $825,000.	750,000	750,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $15,083 on 04/03/17, collateralized by $15,260 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $15,384.	15,082	15,082
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $2,000,217 on 04/03/17, collateralized by $308,996 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $2,195,973.	2,000,000	2,000,000

BHFTII-142

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $2,001,300 on 04/03/17, collateralized by $308,996 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $2,195,973.	2,000,000	$2,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $7,040,320 on 06/02/17, collateralized by various Common Stock with a value of $7,700,000.	7,000,000	7,000,000
Macquarie Bank, Ltd. London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $100,007 on 04/03/17, collateralized by $99,374 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $102,062.	100,000	100,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $1,514,688 on 07/03/17, collateralized by various Common Stock a value of $1,650,000.	1,500,000	1,500,000

		14,067,102

Time Deposits—0.3%
OP Corporate Bank plc 1.200%, 04/10/17	2,000,000	2,000,000

Time Deposits—(Continued)
Shinkin Central Bank 1.440%, 04/26/17	1,300,000	1,300,000
1.440%, 04/27/17	200,000	200,000

		3,500,000

Total Securities Lending Reinvestments (Cost $146,838,223)		146,864,424

Total Investments—112.2% (Cost $1,087,914,965) (e)		1,331,161,009
Other assets and liabilities (net)—(12.2)%		(144,277,385)

Net Assets—100.0%		$1,186,883,624

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $143,703,332 and the collateral received consisted of cash in the amount of $146,816,448. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	As of March 31, 2017, the aggregate cost of investments was $1,087,914,965. The aggregate unrealized appreciation and depreciation of investments were $259,075,646 and $(15,829,602), respectively, resulting in net unrealized appreciation of $243,246,044.

BHFTII-143

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,176,936,881	$—	$—	$1,176,936,881
Total Short-Term Investment*	—	7,359,704	—	7,359,704
Total Securities Lending Reinvestments*	—	146,864,424	—	146,864,424
Total Investments	$1,176,936,881	$154,224,128	$—	$1,331,161,009

Collateral for Securities Loaned (Liability)	$—	$(146,816,448)	$—	$(146,816,448)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-144

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—100.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
Boeing Co. (The) (a)	309,113	$54,669,725

Automobiles—1.3%
Tesla, Inc. (a) (b)	125,755	34,997,616

Banks—1.2%
JPMorgan Chase & Co.	361,880	31,787,539

Beverages—1.7%
Constellation Brands, Inc. - Class A	133,708	21,670,056
Monster Beverage Corp. (a) (b)	552,059	25,488,564

		47,158,620

Biotechnology—7.0%
Alexion Pharmaceuticals, Inc. (b)	339,901	41,209,597
BioMarin Pharmaceutical, Inc. (b)	216,138	18,972,594
Celgene Corp. (b)	461,981	57,484,296
Regeneron Pharmaceuticals, Inc. (a) (b)	36,941	14,315,007
Shire plc (ADR) (a)	253,214	44,117,475
Vertex Pharmaceuticals, Inc. (b)	126,642	13,848,303

		189,947,272

Capital Markets—3.8%
Goldman Sachs Group, Inc. (The)	221,977	50,992,556
Morgan Stanley	502,053	21,507,951
S&P Global, Inc.	241,285	31,545,601

		104,046,108

Chemicals—1.0%
Albemarle Corp.	245,318	25,915,394

Energy Equipment & Services—0.4%
Halliburton Co.	239,392	11,780,480

Food & Staples Retailing—1.7%
Costco Wholesale Corp.	283,309	47,508,086

Hotels, Restaurants & Leisure—2.1%
Marriott International, Inc. - Class A (a)	618,016	58,204,747

Internet & Direct Marketing Retail—11.9%
Amazon.com, Inc. (b)	178,505	158,251,822
Expedia, Inc.	180,522	22,776,461
Netflix, Inc. (b)	533,916	78,918,124
Priceline Group, Inc. (The) (b)	36,274	64,566,632

		324,513,039

Internet Software & Services—15.8%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	817,966	88,201,274
Alphabet, Inc. - Class A (b)	90,730	76,920,894
Alphabet, Inc. - Class C (b)	89,629	74,352,633
Facebook, Inc. - Class A (b)	805,402	114,407,354
Tencent Holdings, Ltd.	2,689,005	77,187,672

		431,069,827

IT Services—5.9%
MasterCard, Inc. - Class A	722,886	$81,302,989
Visa, Inc. - Class A (a)	906,807	80,587,938

		161,890,927

Life Sciences Tools & Services—1.3%
Illumina, Inc. (a) (b)	198,765	33,917,260

Machinery—1.1%
Parker-Hannifin Corp.	180,763	28,979,924

Media—2.8%
Charter Communications, Inc. - Class A (b)	134,319	43,965,295
Time Warner, Inc.	337,142	32,942,145

		76,907,440

Oil, Gas & Consumable Fuels—1.6%
Concho Resources, Inc. (a) (b)	153,756	19,733,045
EOG Resources, Inc.	241,934	23,600,662

		43,333,707

Pharmaceuticals—3.3%
Allergan plc	159,019	37,992,820
Bristol-Myers Squibb Co.	955,988	51,986,627

		89,979,447

Semiconductors & Semiconductor Equipment—5.4%
Broadcom, Ltd.	167,616	36,701,199
NVIDIA Corp.	609,187	66,358,740
NXP Semiconductors NV (b)	264,702	27,396,657
QUALCOMM, Inc.	284,380	16,306,349

		146,762,945

Software—13.0%
Activision Blizzard, Inc.	534,533	26,651,815
Adobe Systems, Inc. (b)	564,882	73,508,095
Microsoft Corp.	1,538,797	101,345,170
Red Hat, Inc. (b)	361,030	31,229,095
Salesforce.com, Inc. (b)	676,731	55,823,540
Snap, Inc. - Class A (b)	273,237	6,156,030
Splunk, Inc. (a) (b)	456,306	28,423,301
Workday, Inc. - Class A (a) (b)	354,625	29,533,170

		352,670,216

Specialty Retail—5.6%
Home Depot, Inc. (The)	298,696	43,857,534
Industria de Diseno Textil S.A.	1,544,404	54,435,435
O’Reilly Automotive, Inc. (b)	157,349	42,459,054
Ulta Salon Cosmetics & Fragrance, Inc. (b)	45,166	12,882,698

		153,634,721

Technology Hardware, Storage & Peripherals—6.2%
Apple, Inc.	1,172,503	168,441,781

BHFTII-145

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—3.9%
adidas AG	281,528	$53,538,738
NIKE, Inc. - Class B (a)	945,950	52,717,793

		106,256,531

Total Common Stocks (Cost $1,839,784,972)		2,724,373,352

Securities Lending Reinvestments (c)—11.7%

Certificates of Deposit—6.2%
ABN AMRO Bank NV Zero Coupon, 05/05/17	2,991,345	2,997,540
Zero Coupon, 06/23/17	6,972,702	6,982,780
Bank of Montreal Chicago 1.081%, 09/06/17 (d)	4,550,000	4,554,644
Bank of Nova Scotia Houston 1.355%, 11/03/17 (d)	5,000,000	5,005,492
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (d)	2,000,000	2,000,966
1.510%, 08/18/17	3,027,768	3,001,887
BNP Paribas New York 1.384%, 08/04/17 (d)	2,500,000	2,501,905
Canadian Imperial Bank 1.392%, 10/27/17 (d)	1,000,000	1,001,203
Chiba Bank, Ltd., New York 1.100%, 04/03/17	1,000,000	1,000,005
1.100%, 04/07/17	2,500,000	2,500,028
Credit Suisse AG New York 1.581%, 05/12/17 (d)	2,000,000	2,000,606
1.676%, 04/24/17 (d)	8,500,000	8,502,006
Danske Bank A/S London Zero Coupon, 05/12/17	4,985,528	4,994,850
DNB NOR Bank ASA 1.279%, 07/28/17 (d)	2,900,000	2,901,282
KBC Bank NV 1.150%, 04/27/17	12,000,000	11,992,920
Mitsubishi UFJ Trust and Banking Corp. 1.134%, 09/01/17 (d)	8,900,000	8,899,475
Mizuho Bank, Ltd., New York 1.184%, 09/01/17 (d)	1,500,000	1,499,897
1.339%, 08/02/17 (d)	3,700,000	3,702,131
1.543%, 05/17/17	5,000,000	5,001,485
1.582%, 04/26/17 (d)	5,000,000	5,000,830
National Australia Bank London 1.199%, 05/02/17 (d)	6,500,000	6,502,277
Norinchukin Bank New York 1.346%, 08/21/17 (d)	2,000,000	2,000,626
Oversea-Chinese Banking Corp., Ltd. 1.000%, 06/01/17	8,000,000	7,999,736
Royal Bank of Canada New York 1.298%, 03/20/18 (d)	10,000,000	9,999,970
Sumitomo Bank New York 1.390%, 06/05/17 (d)	3,000,000	3,001,419
1.410%, 05/05/17 (d)	1,000,000	1,000,195
1.578%, 06/19/17 (d)	2,500,000	2,501,690

Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp. 1.480%, 08/09/17	504,617	500,289
Sumitomo Mitsui Banking Corp., New York 1.284%, 08/01/17 (d)	7,500,000	7,504,012
Sumitomo Mitsui Trust Bank, Ltd., New York 1.359%, 06/02/17 (d)	2,000,000	2,001,296
1.572%, 04/26/17 (d)	10,000,000	10,003,310
Svenska Handelsbanken New York 1.508%, 05/18/17 (d)	6,000,000	6,003,102
Toronto Dominion Bank New York 1.221%, 03/13/18 (d)	12,500,000	12,495,596
UBS, Stamford 1.301%, 05/12/17 (d)	2,900,000	2,900,713
1.589%, 07/31/17 (d)	2,505,419	2,506,886
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (d)	3,500,000	3,505,723
1.452%, 04/26/17 (d)	2,900,000	2,900,771

		169,369,543

Commercial Paper—3.2%
Barton Capital S.A. 1.110%, 04/21/17	2,991,490	2,997,999
Commonwealth Bank Australia 1.174%, 03/01/18	9,000,000	9,003,672
DCAT LLC 1.200%, 04/11/17	2,021,147	2,022,746
Den Norske ASA 1.432%, 04/27/17 (d)	2,900,000	2,900,626
Erste Abwicklungsanstalt 1.098%, 07/18/17 (d)	14,100,000	14,098,759
HSBC plc 1.442%, 04/25/17 (d)	9,000,000	9,001,620
Kells Funding LLC 1.010%, 05/25/17	2,044,421	2,046,222
1.100%, 06/05/17	3,685,755	3,692,033
LMA S.A. & LMA Americas 1.090%, 05/10/17	4,586,351	4,594,393
Macquarie Bank, Ltd. 1.120%, 04/20/17	5,983,200	5,996,106
Manhattan Asset Funding Co. 1.184%, 09/07/17 (d)	1,250,000	1,250,103
National Australia Bank, Ltd. 1.440%, 12/06/17 (d)	2,000,000	2,002,988
Ridgefield Funding Co. LLC 1.184%, 09/07/17 (d)	5,000,000	4,999,410
1.300%, 06/12/17	5,969,883	5,985,834
Versailles CDS LLC 1.050%, 06/05/17	9,971,708	9,978,650
Westpac Banking Corp. 1.380%, 10/20/17 (d)	5,300,000	5,309,605

		85,880,766

BHFTII-146

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—1.8%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $2,520,667 on 04/03/17, collateralized by $3,625,382 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $2,570,917.	2,520,505	$2,520,505
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/17 at 0.880% to be repurchased at $900,066 on 04/03/17, collateralized by $921,138 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.000%, maturity dates ranging from 03/15/18 - 08/15/25, with a value of $918,000.	900,000	900,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $47,638 on 04/03/17, collateralized by $48,195 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $48,587.	47,634	47,634
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $22,014,300 on 04/03/17, collateralized by $3,398,961 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $24,155,704.	22,000,000	22,000,000
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $1,000,108 on 04/03/17, collateralized by $154,498 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $1,097,987.	1,000,000	1,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $4,023,040 on 06/02/17, collateralized by various Common Stock with a value of $4,400,000.	4,000,000	4,000,000
Macquarie Bank, Ltd. London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $1,000,068 on 04/03/17, collateralized by $993,744 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $1,020,616.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $4,544,063 on 07/03/17, collateralized by various Common Stock with a value of $4,950,000.	4,500,000	4,500,000
Natixis New York Repurchase Agreement dated 03/31/17 at 0.980% to be repurchased at $3,000,245 on 04/03/17, collateralized by $3,511,954 U.S. Government Agency and Treasury Obligations with rates ranging from 1.343% - 6.000% , maturity dates ranging from 06/30/18 - 01/16/58, with a value of $3,060,250.	3,000,000	3,000,000
Repurchase Agreement dated 03/30/17 at 0.980% to be repurchased at $10,001,906 on 04/06/17, collateralized by $21,783,314 U.S. Government Agency Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 10/09/19 - 08/16/58, with a value of $10,201,114.	10,000,000	10,000,000

		48,968,139

Time Deposits—0.5%
OP Corporate Bank plc 1.180%, 04/24/17	4,500,000	4,500,000
1.200%, 04/10/17	5,000,000	5,000,000
Shinkin Central Bank 1.440%, 04/26/17	4,400,000	4,400,000
1.440%, 04/27/17	900,000	900,000

		14,800,000

Total Securities Lending Reinvestments (Cost $318,963,304)		319,018,448

Total Investments—111.7% (Cost $2,158,748,276) (e)		3,043,391,800
Other assets and liabilities (net)—(11.7)%		(319,790,074)

Net Assets—100.0%		$2,723,601,726

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $306,472,809 and the collateral received consisted of cash in the amount of $318,909,473. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.

BHFTII-147

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

(e)	As of March 31, 2017, the aggregate cost of investments was $2,158,748,276. The aggregate unrealized appreciation and depreciation of investments were $911,985,317 and $(27,341,793), respectively, resulting in net unrealized appreciation of $884,643,524.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$54,669,725	$—	$—	$54,669,725
Automobiles	34,997,616	—	—	34,997,616
Banks	31,787,539	—	—	31,787,539
Beverages	47,158,620	—	—	47,158,620
Biotechnology	189,947,272	—	—	189,947,272
Capital Markets	104,046,108	—	—	104,046,108
Chemicals	25,915,394	—	—	25,915,394
Energy Equipment & Services	11,780,480	—	—	11,780,480
Food & Staples Retailing	47,508,086	—	—	47,508,086
Hotels, Restaurants & Leisure	58,204,747	—	—	58,204,747
Internet & Direct Marketing Retail	324,513,039	—	—	324,513,039
Internet Software & Services	353,882,155	77,187,672	—	431,069,827
IT Services	161,890,927	—	—	161,890,927
Life Sciences Tools & Services	33,917,260	—	—	33,917,260
Machinery	28,979,924	—	—	28,979,924
Media	76,907,440	—	—	76,907,440
Oil, Gas & Consumable Fuels	43,333,707	—	—	43,333,707
Pharmaceuticals	89,979,447	—	—	89,979,447
Semiconductors & Semiconductor Equipment	146,762,945	—	—	146,762,945
Software	352,670,216	—	—	352,670,216
Specialty Retail	99,199,286	54,435,435	—	153,634,721
Technology Hardware, Storage & Peripherals	168,441,781	—	—	168,441,781
Textiles, Apparel & Luxury Goods	52,717,793	53,538,738	—	106,256,531
Total Common Stocks	2,539,211,507	185,161,845	—	2,724,373,352
Total Securities Lending Reinvestments*	—	319,018,448	—	319,018,448
Total Investments	$2,539,211,507	$504,180,293	$—	$3,043,391,800

Collateral for Securities Loaned (Liability)	$—	$(318,909,473)	$—	$(318,909,473)

BHFTII-148

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—97.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.1%
Aerojet Rocketdyne Holdings, Inc. (a)	81,921	$1,777,686
BWX Technologies, Inc.	72,196	3,436,529
DigitalGlobe, Inc. (a)	50,879	1,666,287
Hexcel Corp.	30,872	1,684,068
Mercury Systems, Inc. (a)	29,760	1,162,128

		9,726,698

Air Freight & Logistics—0.3%
Echo Global Logistics, Inc. (a)	55,910	1,193,679

Auto Components—2.9%
Adient plc	33,516	2,435,608
Cooper Tire & Rubber Co. (b)	38,074	1,688,582
Dorman Products, Inc. (a)	20,708	1,700,748
Fox Factory Holding Corp. (a)	85,483	2,453,362
Horizon Global Corp. (a) (b)	111,073	1,541,693
LCI Industries (b)	35,319	3,524,836

		13,344,829

Banks—13.7%
BancorpSouth, Inc.	89,585	2,709,946
Bank of the Ozarks, Inc. (b)	57,069	2,968,159
Bryn Mawr Bank Corp.	71,718	2,832,861
Cathay General Bancorp	90,289	3,402,090
CenterState Banks, Inc.	50,982	1,320,434
Chemical Financial Corp.	88,939	4,549,230
CVB Financial Corp. (b)	142,216	3,141,551
First Financial Bancorp	135,728	3,725,734
First Financial Bankshares, Inc. (b)	41,971	1,683,037
Home BancShares, Inc.	109,626	2,967,576
Iberiabank Corp.	38,475	3,043,372
LegacyTexas Financial Group, Inc.	44,495	1,775,351
PacWest Bancorp	65,575	3,492,524
Pinnacle Financial Partners, Inc.	62,229	4,135,117
Popular, Inc.	75,510	3,075,522
PrivateBancorp, Inc.	15,596	925,935
Prosperity Bancshares, Inc.	42,944	2,993,626
Renasant Corp.	36,965	1,467,141
Signature Bank (a)	25,553	3,791,810
Texas Capital Bancshares, Inc. (a)	33,961	2,834,045
Triumph Bancorp, Inc. (a)	71,247	1,838,173
Wintrust Financial Corp.	61,820	4,272,998

		62,946,232

Beverages—0.3%
Cott Corp.	123,495	1,526,398

Biotechnology—1.2%
Acorda Therapeutics, Inc. (a)	37,072	778,512
Genomic Health, Inc. (a)	41,176	1,296,632
Ironwood Pharmaceuticals, Inc. (a) (b)	83,761	1,428,963
Lexicon Pharmaceuticals, Inc. (a) (b)	64,434	923,984
Prothena Corp. plc (a) (b)	18,390	1,025,978

		5,454,069

Building Products—2.8%
Apogee Enterprises, Inc. (b)	57,274	$3,414,103
Armstrong World Industries, Inc. (a)	43,018	1,980,979
Gibraltar Industries, Inc. (a)	41,139	1,694,927
Masonite International Corp. (a)	29,564	2,342,947
Patrick Industries, Inc. (a)	24,769	1,756,122
Trex Co., Inc. (a)	22,730	1,577,235

		12,766,313

Capital Markets—2.2%
Donnelley Financial Solutions, Inc. (a)	64,345	1,241,215
Financial Engines, Inc. (b)	42,502	1,850,962
Hercules Capital, Inc. (b)	122,023	1,846,208
MarketAxess Holdings, Inc.	12,222	2,291,503
Stifel Financial Corp. (a)	53,544	2,687,373

		9,917,261

Chemicals—1.5%
AdvanSix, Inc. (a)	81,841	2,235,896
Cabot Corp.	33,522	2,008,303
Minerals Technologies, Inc.	33,085	2,534,311

		6,778,510

Commercial Services & Supplies—3.6%
Clean Harbors, Inc. (a)	26,285	1,461,972
Healthcare Services Group, Inc.	38,421	1,655,561
KAR Auction Services, Inc.	73,609	3,214,505
Kimball International, Inc. - Class B	81,822	1,350,063
Knoll, Inc.	28,418	676,633
LSC Communications, Inc.	64,341	1,618,819
RR Donnelley & Sons Co.	101,746	1,232,144
Team, Inc. (a)	24,958	675,114
Viad Corp.	66,814	3,019,993
West Corp.	65,591	1,601,732

		16,506,536

Communications Equipment—1.1%
ARRIS International plc (a)	64,351	1,702,084
Digi International, Inc. (a)	95,393	1,135,177
Viavi Solutions, Inc. (a)	197,588	2,118,143

		4,955,404

Construction & Engineering—1.3%
Granite Construction, Inc.	32,124	1,612,304
MYR Group, Inc. (a)	16,725	685,725
Primoris Services Corp.	55,819	1,296,117
Quanta Services, Inc. (a)	61,747	2,291,431

		5,885,577

Construction Materials—0.7%
Summit Materials, Inc. - Class A (a)	62,578	1,546,302
U.S. Concrete, Inc. (a) (b)	26,382	1,702,958

		3,249,260

BHFTII-149

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Consumer Finance—0.3%
PRA Group, Inc. (a) (b)	45,646	$1,513,165

Distributors—0.8%
Core-Mark Holding Co., Inc.	61,419	1,915,659
Pool Corp.	14,355	1,712,982

		3,628,641

Diversified Consumer Services—1.8%
Bright Horizons Family Solutions, Inc. (a)	25,892	1,876,911
DeVry Education Group, Inc.	52,979	1,878,106
Grand Canyon Education, Inc. (a)	27,376	1,960,395
Houghton Mifflin Harcourt Co. (a)	77,103	782,595
Nord Anglia Education, Inc. (a) (b)	70,750	1,792,805

		8,290,812

Diversified Financial Services—0.5%
FNFV Group (a)	160,467	2,126,188

Diversified Telecommunication Services—0.6%
Cogent Communications Holdings, Inc.	40,267	1,733,495
ORBCOMM, Inc. (a)	90,615	865,373

		2,598,868

Electric Utilities—0.8%
ALLETE, Inc.	55,503	3,758,108

Electrical Equipment—0.5%
AZZ, Inc.	15,920	947,240
Generac Holdings, Inc. (a)	36,131	1,346,964

		2,294,204

Electronic Equipment, Instruments & Components—4.4%
Belden, Inc.	29,998	2,075,562
II-VI, Inc. (a)	97,686	3,521,580
IPG Photonics Corp. (a)	15,478	1,868,195
Kimball Electronics, Inc. (a)	23,162	392,596
Littelfuse, Inc.	32,710	5,230,656
Methode Electronics, Inc.	59,503	2,713,337
Orbotech, Ltd. (a)	37,151	1,198,120
Rogers Corp. (a)	16,434	1,411,187
VeriFone Systems, Inc. (a)	38,737	725,544
Vishay Intertechnology, Inc. (b)	60,772	999,699

		20,136,476

Energy Equipment & Services—2.6%
Bristow Group, Inc.	77,571	1,179,855
C&J Energy Services, Inc. (a)	56,279	1,916,300
Dril-Quip, Inc. (a) (b)	20,968	1,143,804
Forum Energy Technologies, Inc. (a) (b)	57,748	1,195,384
Natural Gas Services Group, Inc. (a)	67,192	1,750,351
RPC, Inc. (b)	91,061	1,667,327
U.S. Silica Holdings, Inc.	67,138	3,221,953

		12,074,974

Equity Real Estate Investment Trusts—4.3%
American Campus Communities, Inc.	50,208	2,389,399
CubeSmart	96,732	2,511,163
CyrusOne, Inc.	37,480	1,929,096
Hersha Hospitality Trust	75,629	1,421,069
iStar, Inc. (a)	94,419	1,114,144
Mid-America Apartment Communities, Inc.	22,567	2,295,966
National Retail Properties, Inc.	42,345	1,847,089
Retail Opportunity Investments Corp. (b)	164,831	3,466,396
Rexford Industrial Realty, Inc.	55,974	1,260,534
Sabra Health Care REIT, Inc.	57,386	1,602,791

		19,837,647

Food & Staples Retailing—0.5%
SpartanNash Co.	69,016	2,414,870

Food Products—1.6%
Darling Ingredients, Inc. (a)	87,244	1,266,783
J&J Snack Foods Corp.	6,991	947,700
Post Holdings, Inc. (a)	39,728	3,476,995
Snyder’s-Lance, Inc.	38,449	1,549,879

		7,241,357

Health Care Equipment & Supplies—3.4%
AtriCure, Inc. (a) (b)	54,669	1,046,911
Halyard Health, Inc. (a)	55,540	2,115,519
Inogen, Inc. (a)	21,357	1,656,449
Insulet Corp. (a) (b)	39,747	1,712,698
Merit Medical Systems, Inc. (a)	56,375	1,629,238
Neogen Corp. (a)	18,900	1,238,895
Nevro Corp. (a)	12,380	1,160,006
NxStage Medical, Inc. (a)	50,273	1,348,825
Spectranetics Corp. (The) (a)	61,411	1,788,595
Wright Medical Group NV (a) (b)	68,283	2,124,967

		15,822,103

Health Care Providers & Services—1.4%
AMN Healthcare Services, Inc. (a)	37,930	1,539,958
HealthEquity, Inc. (a)	46,833	1,988,061
PharMerica Corp. (a)	73,609	1,722,450
Teladoc, Inc. (a) (b)	52,490	1,312,250

		6,562,719

Health Care Technology—0.4%
Medidata Solutions, Inc. (a)	32,746	1,889,117

Hotels, Restaurants & Leisure—3.5%
Carrols Restaurant Group, Inc. (a)	76,567	1,083,423
Churchill Downs, Inc.	21,073	3,347,446
Chuy’s Holdings, Inc. (a)	40,916	1,219,297
Cracker Barrel Old Country Store, Inc. (b)	6,635	1,056,624
Marriott Vacations Worldwide Corp.	34,539	3,451,482
Planet Fitness, Inc. - Class A	73,866	1,423,398
Six Flags Entertainment Corp.	24,309	1,446,142
Vail Resorts, Inc.	10,970	2,105,143

BHFTII-150

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Wingstop, Inc. (b)	41,203	$1,165,221

		16,298,176

Household Durables—1.1%
Helen of Troy, Ltd. (a)	24,675	2,324,385
Installed Building Products, Inc. (a)	31,800	1,677,450
iRobot Corp. (a) (b)	18,250	1,207,055

		5,208,890

Household Products—0.3%
HRG Group, Inc. (a)	82,704	1,597,841

Industrial Conglomerates—0.5%
Raven Industries, Inc.	73,899	2,146,766

Insurance—2.4%
Atlas Financial Holdings, Inc. (a)	34,991	477,627
Employers Holdings, Inc.	103,942	3,944,599
First American Financial Corp.	29,964	1,176,986
ProAssurance Corp.	45,299	2,729,265
Reinsurance Group of America, Inc.	21,990	2,792,290

		11,120,767

Internet & Direct Marketing Retail—1.2%
1-800-Flowers.com, Inc. - Class A (a)	85,575	872,865
HSN, Inc.	22,661	840,723
Liberty Expedia Holdings, Inc. - Class A (a)	28,384	1,290,905
Liberty Ventures - Series A (a)	60,890	2,708,387

		5,712,880

Internet Software & Services—2.9%
2U, Inc. (a) (b)	47,250	1,873,935
CommerceHub, Inc. - Series C (a)	49,308	765,753
Envestnet, Inc. (a)	37,030	1,196,069
IAC/InterActiveCorp (a)	25,996	1,916,425
LogMeIn, Inc.	17,323	1,688,993
Mimecast, Ltd. (a)	36,096	808,189
Q2 Holdings, Inc. (a) (b)	52,694	1,836,386
Quotient Technology, Inc. (a) (b)	91,208	871,036
Wix.com, Ltd. (a)	33,701	2,288,298

		13,245,084

IT Services—3.8%
Acxiom Corp. (a)	43,779	1,246,388
Booz Allen Hamilton Holding Corp.	80,913	2,863,511
CSG Systems International, Inc.	25,784	974,893
DST Systems, Inc.	24,972	3,059,070
Euronet Worldwide, Inc. (a)	61,015	5,218,003
InterXion Holding NV (a)	43,262	1,711,445
WEX, Inc. (a)	22,459	2,324,506

		17,397,816

Leisure Products—0.4%
Nautilus, Inc. (a)	98,103	1,790,380

Life Sciences Tools & Services—1.4%
Accelerate Diagnostics, Inc. (a) (b)	47,899	1,159,156
Albany Molecular Research, Inc. (a) (b)	94,016	1,319,044
PRA Health Sciences, Inc. (a)	26,745	1,744,576
VWR Corp. (a)	81,539	2,299,400

		6,522,176

Machinery—3.6%
Alamo Group, Inc.	18,612	1,418,048
Albany International Corp. - Class A	47,020	2,165,271
Altra Industrial Motion Corp.	18,279	711,967
Astec Industries, Inc.	23,963	1,473,605
EnPro Industries, Inc.	10,286	731,952
John Bean Technologies Corp.	30,622	2,693,205
Middleby Corp. (The) (a)	5,323	726,323
RBC Bearings, Inc. (a)	41,220	4,002,050
Standex International Corp.	27,048	2,708,857

		16,631,278

Marine—0.3%
Kirby Corp. (a)	16,727	1,180,090

Media—1.2%
EW Scripps Co. (The) - Class A (a)	76,560	1,794,566
John Wiley & Sons, Inc. - Class A	40,041	2,154,206
National CineMedia, Inc.	108,662	1,372,401

		5,321,173

Metals & Mining—0.4%
Ferroglobe plc	62,950	650,273
Ferroglobe Representation & Warranty Insurance Trust (a) (c)	141,548	0
Haynes International, Inc.	37,282	1,421,190

		2,071,463

Multi-Utilities—0.6%
NorthWestern Corp.	50,004	2,935,235

Multiline Retail—0.3%
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	37,946	1,271,191

Oil, Gas & Consumable Fuels—1.7%
Arch Coal, Inc. - Class A (a)	11,631	801,841
Gulfport Energy Corp. (a)	105,535	1,814,147
PDC Energy, Inc. (a)	20,439	1,274,372
QEP Resources, Inc. (a)	116,408	1,479,546
SRC Energy, Inc. (a) (b)	308,833	2,606,550

		7,976,456

Pharmaceuticals—1.4%
Aclaris Therapeutics, Inc. (a)	28,470	848,975
Akorn, Inc. (a) (b)	53,846	1,296,612
Catalent, Inc. (a)	58,046	1,643,863
Dermira, Inc. (a) (b)	29,843	1,017,945
Supernus Pharmaceuticals, Inc. (a)	48,715	1,524,779

		6,332,174

BHFTII-151

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—1.4%
Insperity, Inc.	21,133	$1,873,440
Korn/Ferry International	80,832	2,545,400
WageWorks, Inc. (a)	30,232	2,185,774

		6,604,614

Road & Rail—1.1%
Avis Budget Group, Inc. (a)	27,857	824,010
Genesee & Wyoming, Inc. - Class A (a)	24,991	1,695,889
Old Dominion Freight Line, Inc.	28,758	2,460,822

		4,980,721

Semiconductors & Semiconductor Equipment—3.5%
Advanced Energy Industries, Inc. (a)	6,978	478,412
Inphi Corp. (a)	29,741	1,451,955
Mellanox Technologies, Ltd. (a) (b)	52,286	2,663,972
MKS Instruments, Inc.	29,314	2,015,337
Monolithic Power Systems, Inc.	20,328	1,872,209
Semtech Corp. (a)	76,334	2,580,089
Silicon Laboratories, Inc. (a)	25,085	1,845,002
Teradyne, Inc.	98,211	3,054,362

		15,961,338

Software—3.6%
Blackbaud, Inc.	20,430	1,566,368
Callidus Software, Inc. (a)	71,019	1,516,256
CommVault Systems, Inc. (a)	24,594	1,249,375
Guidewire Software, Inc. (a)	34,489	1,942,765
HubSpot, Inc. (a)	23,815	1,441,998
RealPage, Inc. (a)	37,920	1,323,408
RingCentral, Inc. - Class A (a)	65,992	1,867,574
Synchronoss Technologies, Inc. (a)	70,217	1,713,295
Ultimate Software Group, Inc. (The) (a)	9,042	1,765,089
Verint Systems, Inc. (a)	50,416	2,186,794

		16,572,922

Specialty Retail—1.3%
Camping World Holdings, Inc. - Class A (b)	42,697	1,376,551
Genesco, Inc. (a) (b)	38,244	2,120,630
Sally Beauty Holdings, Inc. (a)	44,399	907,516
Tile Shop Holdings, Inc.	78,425	1,509,681

		5,914,378

Technology Hardware, Storage & Peripherals—0.2%
Cray, Inc. (a)	48,293	1,057,617

Textiles, Apparel & Luxury Goods—0.5%
Columbia Sportswear Co.	16,832	988,880
Steven Madden, Ltd. (a)	34,906	1,345,626

		2,334,506

Thrifts & Mortgage Finance—1.0%
Essent Group, Ltd. (a)	41,602	1,504,744

Thrifts & Mortgage Finance—(Continued)
Federal Agricultural Mortgage Corp. - Class C	33,757	1,943,390
OceanFirst Financial Corp.	38,586	1,087,161

		4,535,295

Trading Companies & Distributors—0.7%
Beacon Roofing Supply, Inc. (a)	27,116	1,333,022
SiteOne Landscape Supply, Inc. (a)	39,590	1,916,552

		3,249,574

Total Common Stocks (Cost $316,125,058)		450,410,816

Short-Term Investment—2.4%

Repurchase Agreement—2.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $10,976,169 on 04/03/17, collateralized by $11,230,000 U.S. Treasury Note at 1.375% due 05/31/20 with a value of $11,199,623.	10,976,087	10,976,087

Total Short-Term Investments (Cost $10,976,087)		10,976,087

Securities Lending Reinvestments (d) – 12.9%

Certificates of Deposit—5.4%
ABN AMRO Bank NV Zero Coupon, 05/05/17	797,692	799,344
Zero Coupon, 06/23/17	1,494,150	1,496,310
Bank of Montreal Chicago 1.081%, 09/06/17 (e)	750,000	750,766
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (e)	1,000,000	1,000,483
1.510%, 08/18/17	302,777	300,189
Canadian Imperial Bank 1.392%, 10/27/17 (e)	500,000	500,601
Chiba Bank, Ltd., New York 1.100%, 04/07/17	1,000,000	1,000,011
Credit Suisse AG New York 1.676%, 04/24/17 (e)	900,000	900,212
Danske Bank A/S London Zero Coupon, 05/12/17	747,829	749,228
DNB NOR Bank ASA 1.279%, 07/28/17 (e)	300,000	300,133
KBC Bank NV 1.120%, 05/08/17	700,000	700,105
1.150%, 04/26/17	1,400,000	1,400,196
1.170%, 04/06/17	250,000	250,003
Mitsubishi UFJ Trust and Banking Corp. 1.134%, 09/01/17 (e)	1,000,000	999,941
Mizuho Bank, Ltd., New York 1.339%, 08/02/17 (e)	1,000,000	1,000,576

BHFTII-152

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Mizuho Bank, Ltd., New York 1.543%, 05/17/17	300,000	$300,089
1.582%, 04/26/17 (e)	1,000,000	1,000,166
Norinchukin Bank New York 1.346%, 08/21/17 (e)	2,250,000	2,250,704
Oversea-Chinese Banking Corp., Ltd. 1.000%, 06/01/17	2,000,000	1,999,934
Sumitomo Bank New York 1.390%, 06/05/17 (e)	1,500,000	1,500,709
Sumitomo Mitsui Banking Corp., New York 1.284%, 08/01/17 (e)	800,000	800,428
Sumitomo Mitsui Trust Bank, Ltd., London 1.444%, 05/08/17 (e)	750,000	750,510
Sumitomo Mitsui Trust Bank, Ltd., New York 1.308%, 08/16/17 (e)	1,000,000	1,000,471
1.359%, 06/02/17 (e)	400,000	400,259
Toronto Dominion Bank New York 1.221%, 03/13/18 (e)	1,200,000	1,199,577
UBS, Stamford 1.301%, 05/12/17 (e)	300,000	300,074
1.589%, 07/31/17 (e)	701,517	701,928
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (e)	300,000	300,490
1.452%, 04/26/17 (e)	300,000	300,080

		24,953,517

Commercial Paper—2.5%
Barton Capital S.A. 1.160%, 04/07/17	1,296,062	1,299,822
Commonwealth Bank Australia 1.174%, 03/01/18	1,250,000	1,250,510
Den Norske ASA 1.432%, 04/27/17 (e)	300,000	300,065
HSBC plc 1.442%, 04/25/17 (e)	800,000	800,144
Kells Funding LLC 1.010%, 05/25/17	2,194,013	2,195,945
LMA S.A. & LMA Americas 1.090%, 05/10/17	997,033	998,781
Macquarie Bank, Ltd. 1.120%, 04/20/17	997,200	999,351
National Australia Bank, Ltd. 1.440%, 12/06/17 (e)	1,500,000	1,502,241
Ridgefield Funding Co. LLC 1.300%, 06/12/17	1,741,216	1,745,868
Westpac Banking Corp. 1.380%, 10/20/17 (e)	500,000	500,906

		11,593,633

Repurchase Agreements—3.9%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $1,930,215 on 04/03/17, collateralized by $2,776,157 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $1,968,694.	1,930,091	1,930,091
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/17 at 0.880% to be repurchased at $1,600,117 on 04/03/17, collateralized by $1,637,580 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.000%, maturity dates ranging from 03/15/18 - 08/15/25, with a value of $1,632,000.	1,600,000	1,600,000
Repurchase Agreement dated 01/25/17 at 1.460% to be repurchased at $201,290 on 07/03/17, collateralized by various Common Stock with a value of $220,000.	200,000	200,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $81,443 on 04/03/17, collateralized by $82,396 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $83,067.	81,437	81,437
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $2,000,217 on 04/03/17, collateralized by $308,996 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $2,195,973.	2,000,000	2,000,000
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $2,301,495 on 04/03/17, collateralized by $355,346 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $2,525,369.	2,300,000	2,300,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $1,106,336 on 06/02/17, collateralized by various Common Stock with a value of $1,210,000.	1,100,000	1,100,000
Macquarie Bank, Ltd. London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $1,800,123 on 04/03/17, collateralized by $1,788,739 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $1,837,109.	1,800,000	1,800,000

BHFTII-153

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $201,958 on 07/03/17, collateralized by various Common Stock with a value of $220,000.	200,000	$200,000
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $6,500,504 on 04/03/17, collateralized by $19,457,584 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $6,630,000.	6,500,000	6,500,000

		17,711,528

Time Deposits—1.1%
Nordea Bank New York 0.810%, 04/03/17	1,000,000	1,000,000
OP Corporate Bank plc 1.180%, 04/24/17	750,000	750,000
1.200%, 04/10/17	500,000	500,000
Shinkin Central Bank 1.350%, 04/21/17	350,000	350,000
1.440%, 04/25/17	750,000	750,000
1.440%, 04/26/17	200,000	200,000
1.440%, 04/27/17	700,000	700,000

Time Deposits—(Continued)
Skandanaviska Enskilda Banken 0.850%, 04/03/17	1,000,000	1,000,000

		5,250,000

Total Securities Lending Reinvestments (Cost $59,497,289)		59,508,678

Total Investments—113.2% (Cost $386,598,434) (f)		520,895,581
Other assets and liabilities (net)—(13.2)%		(60,885,117)

Net Assets—100.0%		$460,010,464

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $58,252,117 and the collateral received consisted of cash in the amount of $59,481,018. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Illiquid security. As of March 31, 2017, these securities represent 0.0% of net assets.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(f)	As of March 31, 2017, the aggregate cost of investments was $386,598,434. The aggregate unrealized appreciation and depreciation of investments were $145,414,385 and $(11,117,238), respectively, resulting in net unrealized appreciation of $134,297,147.

BHFTII-154

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$450,410,816	$0	$—	$450,410,816
Total Short-Term Investment*	—	10,976,087	—	10,976,087
Total Securities Lending Reinvestments*	—	59,508,678	—	59,508,678
Total Investments	$450,410,816	$70,484,765	$—	$520,895,581

Collateral for Securities Loaned (Liability)	$—	$(59,481,018)	$—	$(59,481,018)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-155

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—96.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.9%
Hexcel Corp.	75,532	$4,120,270
Mercury Systems, Inc. (a)	72,852	2,844,871

		6,965,141

Air Freight & Logistics—0.8%
Echo Global Logistics, Inc. (a)	136,864	2,922,046

Auto Components—2.9%
Dorman Products, Inc. (a)	50,665	4,161,117
Fox Factory Holding Corp. (a)	100,513	2,884,723
LCI Industries (b)	35,463	3,539,207

		10,585,047

Banks—3.8%
Chemical Financial Corp.	68,362	3,496,716
Pinnacle Financial Partners, Inc.	67,409	4,479,328
PrivateBancorp, Inc.	38,178	2,266,628
Renasant Corp.	90,439	3,589,524

		13,832,196

Biotechnology—3.7%
Acorda Therapeutics, Inc. (a)	90,761	1,905,981
Genomic Health, Inc. (a)	100,740	3,172,302
Ironwood Pharmaceuticals, Inc. (a) (b)	204,929	3,496,089
Lexicon Pharmaceuticals, Inc. (a) (b)	157,644	2,260,615
Prothena Corp. plc (a) (b)	44,992	2,510,104

		13,345,091

Building Products—3.2%
Apogee Enterprises, Inc. (b)	79,956	4,766,177
Patrick Industries, Inc. (a)	41,842	2,966,598
Trex Co., Inc. (a)	55,611	3,858,847

		11,591,622

Capital Markets—2.8%
Financial Engines, Inc. (b)	103,984	4,528,503
MarketAxess Holdings, Inc.	29,904	5,606,701

		10,135,204

Commercial Services & Supplies—1.6%
Healthcare Services Group, Inc.	94,001	4,050,503
Team, Inc. (a)	61,102	1,652,809

		5,703,312

Construction & Engineering—2.0%
Granite Construction, Inc.	78,595	3,944,683
Primoris Services Corp.	136,566	3,171,063

		7,115,746

Distributors—1.2%
Pool Corp.	35,122	4,191,108

Diversified Consumer Services—3.8%
Bright Horizons Family Solutions, Inc. (a)	63,348	4,592,096
Grand Canyon Education, Inc. (a)	66,978	4,796,295
Nord Anglia Education, Inc. (a) (b)	173,096	4,386,253

		13,774,644

Diversified Telecommunication Services—1.8%
Cogent Communications Holdings, Inc.	98,516	4,241,114
ORBCOMM, Inc. (a)	221,696	2,117,197

		6,358,311

Electrical Equipment—0.9%
Generac Holdings, Inc. (a)	88,397	3,295,440

Electronic Equipment, Instruments & Components—2.9%
II-VI, Inc. (a)	82,566	2,976,504
IPG Photonics Corp. (a)	37,868	4,570,668
Orbotech, Ltd. (a)	90,893	2,931,299

		10,478,471

Energy Equipment & Services—1.6%
Dril-Quip, Inc. (a) (b)	51,300	2,798,415
Forum Energy Technologies, Inc. (a) (b)	141,285	2,924,600

		5,723,015

Food Products—1.1%
Snyder’s-Lance, Inc.	94,069	3,791,921

Health Care Equipment & Supplies—9.3%
AtriCure, Inc. (a) (b)	133,753	2,561,370
Inogen, Inc. (a)	52,253	4,052,743
Insulet Corp. (a) (b)	97,246	4,190,330
Merit Medical Systems, Inc. (a)	137,927	3,986,090
Neogen Corp. (a)	46,240	3,031,032
Nevro Corp. (a)	30,290	2,838,173
NxStage Medical, Inc. (a)	122,998	3,300,037
Spectranetics Corp. (The) (a)	150,248	4,375,973
Wright Medical Group NV (a) (b)	167,060	5,198,907

		33,534,655

Health Care Providers & Services—3.3%
AMN Healthcare Services, Inc. (a)	92,798	3,767,599
HealthEquity, Inc. (a) (b)	114,580	4,863,921
Teladoc, Inc. (a) (b)	128,421	3,210,525

		11,842,045

Health Care Technology—1.3%
Medidata Solutions, Inc. (a)	80,115	4,621,834

Hotels, Restaurants & Leisure—4.0%
Chuy’s Holdings, Inc. (a)	100,104	2,983,099
Planet Fitness, Inc. - Class A	180,719	3,482,455
Vail Resorts, Inc.	26,841	5,150,788
Wingstop, Inc. (b)	100,808	2,850,850

		14,467,192

BHFTII-156

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—2.0%
Installed Building Products, Inc. (a)	77,801	$4,104,003
iRobot Corp. (a) (b)	44,652	2,953,283

		7,057,286

Internet Software & Services—7.2%
2U, Inc. (a) (b)	115,601	4,584,736
Envestnet, Inc. (a)	90,598	2,926,315
LogMeIn, Inc.	42,383	4,132,343
Mimecast, Ltd. (a)	88,402	1,979,321
Q2 Holdings, Inc. (a) (b)	128,920	4,492,862
Quotient Technology, Inc. (a) (b)	223,148	2,131,063
Wix.com, Ltd. (a)	82,452	5,598,491

		25,845,131

IT Services—3.4%
Acxiom Corp. (a)	107,057	3,047,913
Euronet Worldwide, Inc. (a)	57,108	4,883,876
InterXion Holding NV (a)	105,845	4,187,228

		12,119,017

Life Sciences Tools & Services—2.0%
Accelerate Diagnostics, Inc. (a) (b)	117,189	2,835,974
PRA Health Sciences, Inc. (a)	65,435	4,268,325

		7,104,299

Machinery—2.6%
Astec Industries, Inc.	58,628	3,605,329
Middleby Corp. (The) (a)	13,023	1,776,988
RBC Bearings, Inc. (a)	42,088	4,086,324

		9,468,641

Multiline Retail—0.9%
Ollie’s Bargain Outlet Holdings, Inc. (a)	92,902	3,112,217

Oil, Gas & Consumable Fuels—0.9%
PDC Energy, Inc. (a)	50,007	3,117,936

Pharmaceuticals—2.3%
Aclaris Therapeutics, Inc. (a)	69,702	2,078,514
Dermira, Inc. (a)	73,013	2,490,473
Supernus Pharmaceuticals, Inc. (a)	119,186	3,730,522

		8,299,509

Professional Services—1.5%
WageWorks, Inc. (a)	73,966	5,347,742

Semiconductors & Semiconductor Equipment—5.8%
Inphi Corp. (a)	72,764	3,552,339
MKS Instruments, Inc.	71,720	4,930,750
Monolithic Power Systems, Inc.	49,734	4,580,501
Semtech Corp. (a)	96,020	3,245,476

Semiconductors & Semiconductor Equipment—(Continued)
Silicon Laboratories, Inc. (a)	61,374	4,514,058

		20,823,124

Software—8.6%
Blackbaud, Inc.	49,984	3,832,273
Callidus Software, Inc. (a)	173,754	3,709,648
CommVault Systems, Inc. (a)	60,171	3,056,687
Guidewire Software, Inc. (a)	84,381	4,753,182
HubSpot, Inc. (a)	58,265	3,527,946
RealPage, Inc. (a)	92,665	3,234,008
RingCentral, Inc. - Class A (a)	161,456	4,569,205
Ultimate Software Group, Inc. (The) (a)	22,122	4,318,435

		31,001,384

Specialty Retail—1.0%
Tile Shop Holdings, Inc.	191,645	3,689,166

Textiles, Apparel & Luxury Goods—1.6%
Columbia Sportswear Co.	41,180	2,419,325
Steven Madden, Ltd. (a)	85,402	3,292,247

		5,711,572

Thrifts & Mortgage Finance—1.0%
Essent Group, Ltd. (a)	101,783	3,681,491

Trading Companies & Distributors—2.2%
Beacon Roofing Supply, Inc. (a)	66,343	3,261,422
SiteOne Landscape Supply, Inc. (a)	96,860	4,688,993

		7,950,415

Total Common Stocks (Cost $260,255,663)		348,602,971

Short-Term Investment—3.8%

Repurchase Agreement—3.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $13,510,457 on 04/03/17, collateralized by $13,760,000 U.S. Treasury Note at 1.625% due 07/31/20 with a value of $13,781,796.	13,510,356	13,510,356

Total Short-Term Investments (Cost $13,510,356)		13,510,356

Securities Lending Reinvestments (c)—17.1%

Certificates of Deposit—7.6%
ABN AMRO Bank NV Zero Coupon, 05/05/17	797,692	799,344
Zero Coupon, 06/23/17	1,394,540	1,396,556

BHFTII-157

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Bank of Montreal Chicago 1.081%, 09/06/17 (d)	750,000	$750,766
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (d)	1,000,000	1,000,483
1.510%, 08/18/17	605,554	600,377
Canadian Imperial Bank 1.392%, 10/27/17 (d)	500,000	500,602
Chiba Bank, Ltd., New York 1.100%, 04/07/17	1,000,000	1,000,011
Credit Suisse AG New York 1.676%, 04/24/17 (d)	1,200,000	1,200,283
Danske Bank A/S London Zero Coupon, 05/12/17	747,829	749,228
DNB NOR Bank ASA 1.279%, 07/28/17 (d)	400,000	400,177
KBC Bank NV 1.120%, 05/08/17	1,000,000	1,000,150
1.150%, 04/26/17	1,500,000	1,500,210
Mitsubishi UFJ Trust and Banking Corp. 1.134%, 09/01/17 (d)	1,000,000	999,941
Mizuho Bank, Ltd., New York 1.339%, 08/02/17 (d)	700,000	700,403
1.543%, 05/17/17	750,000	750,223
1.582%, 04/26/17 (d)	1,000,000	1,000,166
National Australia Bank London 1.338%, 11/09/17 (d)	500,000	499,185
Norinchukin Bank New York 1.346%, 08/21/17 (d)	2,250,000	2,250,704
Oversea-Chinese Banking Corp., Ltd. 1.000%, 06/01/17	2,000,000	1,999,934
Sumitomo Bank New York 1.390%, 06/05/17 (d)	1,500,000	1,500,709
Sumitomo Mitsui Banking Corp., New York 1.284%, 08/01/17 (d)	500,000	500,268
Sumitomo Mitsui Trust Bank, Ltd. 1.120%, 05/08/17	300,000	300,045
Sumitomo Mitsui Trust Bank, Ltd., London 1.444%, 05/08/17 (d)	250,000	250,170
Sumitomo Mitsui Trust Bank, Ltd., New York 1.308%, 08/16/17 (d)	900,000	900,424
1.359%, 06/02/17 (d)	100,000	100,065
1.572%, 04/26/17 (d)	1,000,000	1,000,331
Toronto Dominion Bank New York 1.221%, 03/13/18 (d)	1,500,000	1,499,471
UBS, Stamford 1.301%, 05/12/17 (d)	500,000	500,123
1.589%, 07/31/17 (d)	1,002,167	1,002,754
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (d)	400,000	400,654
1.452%, 04/26/17 (d)	400,000	400,106

		27,453,863

Commercial Paper—2.8%
Commonwealth Bank Australia 1.174%, 03/01/18	1,250,000	1,250,510

Commercial Paper—(Continued)
Den Norske ASA 1.432%, 04/27/17 (d)	400,000	400,086
HSBC plc 1.442%, 04/25/17 (d)	1,100,000	1,100,198
Kells Funding LLC 1.010%, 05/25/17	2,393,469	2,395,577
Macquarie Bank, Ltd. 1.120%, 04/20/17	997,200	999,351
National Australia Bank, Ltd. 1.440%, 12/06/17 (d)	1,000,000	1,001,494
Ridgefield Funding Co. LLC 1.300%, 06/12/17	1,989,961	1,995,278
Westpac Banking Corp. 1.380%, 10/20/17 (d)	700,000	701,269

		9,843,763

Repurchase Agreements—5.0%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $3,188,453 on 04/03/17, collateralized by $4,585,834 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $3,252,015.	3,188,248	3,188,248
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/17 at 0.880% to be repurchased at $1,500,110 on 04/03/17, collateralized by $1,535,231 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.000%, maturity dates ranging from 03/15/18 - 08/15/25, with a value of $1,530,000.	1,500,000	1,500,000
Repurchase Agreement dated 01/25/17 at 1.460% to be repurchased at $201,290 on 07/03/17, collateralized by various Common Stock with a value of $220,000.	200,000	200,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $78,139 on 04/03/17, collateralized by $79,053 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $79,697.	78,133	78,133
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $2,501,625 on 04/03/17, collateralized by $386,246 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $2,744,966.	2,500,000	2,500,000

BHFTII-158

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $2,000,217 on 04/03/17, collateralized by $308,996 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $2,195,973.	2,000,000	$2,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $352,016 on 06/02/17, collateralized by various Common Stock with a value of $385,000.	350,000	350,000
Macquarie Bank, Ltd. London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $1,700,116 on 04/03/17, collateralized by $1,689,365 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $1,735,047.	1,700,000	1,700,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $504,896 on 07/03/17, collateralized by various Common Stock with a value of $550,000.	500,000	500,000
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $6,000,465 on 04/03/17, collateralized by $17,960,847 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $6,120,000.	6,000,000	6,000,000

		18,016,381

Time Deposits—1.7%
OP Corporate Bank plc 1.180%, 04/24/17	1,000,000	1,000,000
1.200%, 04/10/17	500,000	500,000

Time Deposits—(Continued)
Shinkin Central Bank 1.350%, 04/21/17	900,000	900,000
1.440%, 04/25/17	1,000,000	1,000,000
1.440%, 04/26/17	400,000	400,000
1.440%, 04/27/17	400,000	400,000
Skandanaviska Enskilda Banken 0.810%, 04/03/17	2,000,000	2,000,000

		6,200,000

Total Securities Lending Reinvestments (Cost $61,503,244)		61,514,007

Total Investments—117.8% (Cost $335,269,263) (e)		423,627,334
Other assets and liabilities (net)—(17.8)%		(63,902,445)

Net Assets—100.0%		$359,724,889

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $60,320,992 and the collateral received consisted of cash in the amount of $61,494,794. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	As of March 31, 2017, the aggregate cost of investments was $335,269,263. The aggregate unrealized appreciation and depreciation of investments were $93,226,175 and $(4,868,104), respectively, resulting in net unrealized appreciation of $88,358,071.

BHFTII-159

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$348,602,971	$—	$—	$348,602,971
Total Short-Term Investment*	—	13,510,356	—	13,510,356
Total Securities Lending Reinvestments*	—	61,514,007	—	61,514,007
Total Investments	$348,602,971	$75,024,363	$—	$423,627,334

Collateral for Securities Loaned (Liability)	$—	$(61,494,794)	$—	$(61,494,794)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-160

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—67.6% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—28.7%
Fannie Mae 15 Yr. Pool 2.500%, 12/01/27	3,594,034	$3,635,573
2.500%, 02/01/28	2,767,796	2,799,171
2.500%, 07/01/28	4,930,984	4,986,880
2.500%, 10/01/28	3,114,927	3,150,237
2.500%, 03/01/30	3,119,085	3,134,802
2.500%, 09/01/31	4,668,745	4,673,264
2.500%, 01/01/32	1,491,365	1,492,809
2.500%, 04/01/32	3,000,000	3,003,438
3.000%, 01/01/27	1,378,928	1,419,170
3.000%, 02/01/27	2,297,353	2,365,847
3.000%, 03/01/27	1,217,995	1,254,309
3.000%, 01/01/29	5,488,006	5,641,260
3.000%, 10/01/29	2,421,251	2,487,858
3.000%, 06/01/30	2,956,717	3,036,321
3.500%, 02/01/26	2,117,250	2,209,379
3.500%, 03/01/26	918,242	958,198
3.500%, 05/01/29	2,292,712	2,392,455
4.000%, 04/01/19	44,926	46,442
4.000%, 05/01/19	94,494	97,682
4.000%, 01/01/20	213,186	220,379
4.000%, 06/01/24	347,918	365,231
4.000%, 11/01/24	1,874,506	1,967,789
4.500%, 07/01/18	95,415	96,756
4.500%, 05/01/19	48,776	50,023
4.500%, 08/01/24	457,942	486,214
4.500%, 06/01/25	842,162	896,879
5.000%, 06/01/18	13,175	13,540
5.000%, 01/01/19	44,181	45,405
5.000%, 02/01/20	122,109	126,640
5.000%, 01/01/22	175,894	186,171
5.000%, 02/01/24	521,952	557,935
5.500%, 11/01/17	1,647	1,652
5.500%, 02/01/18	6,731	6,785
5.500%, 04/01/18	58,871	59,691
6.000%, 09/01/17	2,041	2,044
6.500%, 04/01/17	1,215	1,213
Fannie Mae 20 Yr. Pool 3.000%, 02/01/33	1,786,606	1,818,151
3.000%, 08/01/35	2,467,466	2,506,540
3.000%, 05/01/36	3,461,944	3,501,165
3.500%, 04/01/32	1,646,129	1,715,487
3.500%, 09/01/35	2,512,934	2,609,019
4.000%, 02/01/31	756,434	803,821
4.500%, 08/01/30	474,025	511,796
5.000%, 02/01/24	191,887	209,456
5.000%, 09/01/25	146,550	159,968
5.500%, 07/01/23	109,102	121,029
5.500%, 01/01/24	72,112	79,995
5.500%, 07/01/24	190,930	211,803
5.500%, 07/01/25	163,790	181,696
7.000%, 10/01/21	8,091	8,596
Fannie Mae 30 Yr. Pool 2.500%, 08/01/46	3,845,276	3,666,092
3.000%, 08/01/42	1,533,557	1,529,374
3.000%, 09/01/42	2,030,606	2,025,067

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 3.000%, 11/01/42	2,557,294	2,550,318
3.000%, 12/01/42	4,775,217	4,762,190
3.000%, 01/01/43	1,248,147	1,244,742
3.000%, 02/01/43	4,465,906	4,452,686
3.000%, 03/01/43	5,428,160	5,412,091
3.000%, 05/01/43	3,784,985	3,773,781
3.000%, 07/01/43	9,859,223	9,830,036
3.000%, 09/01/43	3,115,516	3,106,294
3.000%, 05/01/45	3,441,576	3,420,477
3.000%, 05/01/46	3,578,229	3,549,858
3.000%, 06/01/46	4,581,277	4,544,954
3.000%, 08/01/46	4,633,136	4,596,402
3.000%, 10/01/46	9,613,829	9,537,604
3.000%, 11/01/46	2,524,446	2,504,431
3.000%, 02/01/47	9,973,855	9,894,776
3.500%, 12/01/40	1,881,081	1,935,873
3.500%, 03/01/42	1,265,604	1,301,950
3.500%, 04/01/42	2,727,399	2,805,727
3.500%, 05/01/42	3,152,486	3,243,022
3.500%, 06/01/42	2,390,974	2,459,639
3.500%, 08/01/42	1,552,781	1,597,375
3.500%, 09/01/42	4,522,019	4,651,885
3.500%, 10/01/42	2,167,417	2,229,662
3.500%, 01/01/43	1,976,822	2,033,593
3.500%, 02/01/43	3,121,823	3,211,477
3.500%, 04/01/43	3,570,646	3,669,211
3.500%, 06/01/43	2,009,498	2,064,969
3.500%, 08/01/44	2,260,362	2,316,529
3.500%, 02/01/45	3,332,943	3,415,763
3.500%, 03/01/45	5,243,066	5,367,978
3.500%, 04/01/45	6,469,396	6,623,525
3.500%, 09/01/45	10,797,896	11,055,148
3.500%, 11/01/45	3,810,110	3,900,883
3.500%, 01/01/46	4,187,088	4,286,842
3.500%, 03/01/46	4,238,797	4,338,874
3.500%, 05/01/46	3,486,183	3,568,491
3.500%, 04/01/47	8,835,842	9,046,039
4.000%, 08/01/39	1,203,445	1,267,825
4.000%, 09/01/39	940,048	990,337
4.000%, 12/01/39	1,170,244	1,232,848
4.000%, 06/01/40	1,664,790	1,754,793
4.000%, 09/01/40	742,300	782,430
4.000%, 12/01/40	5,614,930	5,918,488
4.000%, 01/01/41	2,953,563	3,112,321
4.000%, 02/01/41	3,594,737	3,786,764
4.000%, 12/01/41	1,307,601	1,377,452
4.000%, 02/01/42	1,479,922	1,559,206
4.000%, 09/01/43	2,173,575	2,285,687
4.000%, 02/01/44	3,106,959	3,267,970
4.000%, 05/01/44	2,395,001	2,519,116
4.000%, 08/01/44	3,437,490	3,615,629
4.000%, 10/01/44	2,040,189	2,145,917
4.000%, 11/01/44	4,253,838	4,474,283
4.000%, 01/01/45	3,449,901	3,628,684
4.000%, 03/01/45	2,851,154	2,995,098

BHFTII-161

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 4.000%, 10/01/45	3,708,351	$3,895,572
4.000%, 03/01/47	1,427,303	1,498,334
4.500%, 08/01/33	234,789	253,140
4.500%, 10/01/33	232,622	250,803
4.500%, 04/01/34	76,127	81,593
4.500%, 01/01/39	103,102	110,824
4.500%, 07/01/39	1,534,273	1,648,521
4.500%, 09/01/39	2,288,919	2,459,361
4.500%, 10/01/39	1,155,734	1,241,794
4.500%, 05/01/40	1,390,056	1,494,152
4.500%, 08/01/40	2,222,348	2,388,771
4.500%, 11/01/40	1,153,573	1,239,960
4.500%, 12/01/40	2,110,917	2,268,995
4.500%, 04/01/41	4,887,169	5,261,976
4.500%, 05/01/41	1,206,696	1,299,240
4.500%, 03/01/44	1,692,254	1,816,366
5.000%, 07/01/33	145,504	159,600
5.000%, 08/01/33	464,468	509,465
5.000%, 09/01/33	207,909	228,051
5.000%, 10/01/33	2,052,560	2,251,407
5.000%, 03/01/34	241,184	264,549
5.000%, 04/01/34	562,155	616,600
5.000%, 05/01/34	73,060	80,134
5.000%, 09/01/34	210,626	231,020
5.000%, 02/01/35	334,543	366,936
5.000%, 04/01/35	152,598	167,231
5.000%, 05/01/35	43,518	47,691
5.000%, 11/01/35	140,312	153,767
5.000%, 03/01/36	565,960	620,228
5.000%, 07/01/37	458,794	502,573
5.000%, 01/01/39	428,454	468,018
5.000%, 04/01/40	1,584,993	1,734,877
5.000%, 07/01/41	1,031,312	1,128,175
5.500%, 10/01/32	41,953	46,837
5.500%, 02/01/33	121,993	136,187
5.500%, 03/01/33	407,237	454,621
5.500%, 05/01/33	1,491,149	1,664,651
5.500%, 08/01/33	662,172	739,219
5.500%, 10/01/33	70,157	78,320
5.500%, 12/01/33	823,825	919,682
5.500%, 02/01/34	181,622	202,661
5.500%, 03/01/34	121,027	135,047
5.500%, 04/01/34	56,702	63,270
5.500%, 06/01/34	221,767	247,456
5.500%, 09/01/34	201,097	224,392
5.500%, 12/01/34	492,509	549,561
5.500%, 01/01/35	146,628	163,613
5.500%, 02/01/35	392,990	438,514
5.500%, 04/01/35	169,960	189,541
5.500%, 06/01/35	844,060	941,308
5.500%, 01/01/37	212,400	236,723
5.500%, 05/01/37	130,570	145,333
5.500%, 05/01/38	107,591	119,694
5.500%, 06/01/38	130,175	144,819
5.500%, 07/01/38	102,577	114,116

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 6.000%, 08/01/28	2,720	3,071
6.000%, 11/01/28	823	931
6.000%, 12/01/28	844	961
6.000%, 06/01/31	36,909	41,366
6.000%, 09/01/32	88,055	98,974
6.000%, 01/01/33	17,856	20,070
6.000%, 02/01/33	71,816	80,794
6.000%, 03/01/33	95,418	107,348
6.000%, 04/01/33	265,283	298,450
6.000%, 05/01/33	278,129	312,902
6.000%, 05/01/34	395,246	444,339
6.000%, 09/01/34	229,025	257,471
6.000%, 11/01/34	306,942	345,067
6.000%, 01/01/35	103,799	116,734
6.000%, 07/01/36	53,374	60,063
6.000%, 09/01/36	160,062	180,121
6.000%, 07/01/37	48,317	54,380
6.000%, 08/01/37	222,610	250,543
6.000%, 09/01/37	480,511	540,804
6.000%, 10/01/37	184,652	207,821
6.000%, 05/01/38	604,642	680,510
6.000%, 12/01/38	139,936	157,664
6.500%, 05/01/28	46,260	52,591
6.500%, 12/01/28	116,463	129,489
6.500%, 03/01/29	2,836	3,154
6.500%, 04/01/29	26,269	29,305
6.500%, 05/01/29	5,037	5,600
6.500%, 08/01/29	828	921
6.500%, 05/01/30	29,485	32,783
6.500%, 09/01/31	5,999	6,791
6.500%, 06/01/32	23,178	26,325
6.500%, 09/01/33	14,006	15,572
6.500%, 10/01/33	102,268	113,707
6.500%, 10/01/34	253,263	288,225
6.500%, 10/01/37	87,474	99,236
7.000%, 06/01/26	539	582
7.000%, 06/01/28	7,053	7,123
7.000%, 10/01/29	8,803	10,189
7.000%, 12/01/29	3,442	3,529
7.000%, 06/01/32	54,461	61,406
7.000%, 10/01/37	172,188	200,749
7.500%, 09/01/25	4,202	4,780
7.500%, 06/01/26	4,872	5,646
7.500%, 07/01/29	10,233	11,976
7.500%, 10/01/29	6,891	7,301
8.000%, 11/01/29	134	154
8.000%, 05/01/30	16,565	17,146
8.000%, 11/01/30	2,949	3,389
8.000%, 01/01/31	2,992	3,383
8.000%, 02/01/31	5,382	6,255
Fannie Mae ARM Pool 2.527%, 02/01/45 (a)	832,306	851,804
2.772%, 11/01/43 (a)	1,294,618	1,339,961
2.796%, 02/01/42 (a)	1,703,576	1,768,040
2.990%, 10/01/41 (a)	194,326	203,130

BHFTII-162

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae-ACES 2.679%, 05/25/21 (a)	5,000,000	$5,066,300
Freddie Mac 15 Yr. Gold Pool 2.500%, 12/01/27	1,707,110	1,727,742
2.500%, 02/01/28	2,644,492	2,675,850
2.500%, 04/01/28	2,165,983	2,191,667
2.500%, 12/01/29	3,257,471	3,281,873
2.500%, 01/01/31	4,117,761	4,124,763
2.500%, 01/01/32	2,946,276	2,951,286
3.000%, 03/01/27	1,254,091	1,291,737
3.000%, 05/01/27	1,705,763	1,756,968
3.000%, 11/01/28	2,047,728	2,106,651
3.000%, 12/01/29	3,677,861	3,780,742
3.000%, 05/01/31	4,257,003	4,370,981
3.500%, 12/01/25	1,474,010	1,538,562
3.500%, 05/01/26	493,514	515,398
3.500%, 09/01/30	3,182,767	3,330,269
4.000%, 06/01/19	68,990	71,385
4.000%, 05/01/25	773,541	813,113
4.000%, 08/01/25	404,904	425,618
4.000%, 10/01/25	381,591	401,112
4.500%, 09/01/18	51,308	52,031
4.500%, 10/01/18	118,380	120,049
4.500%, 04/01/19	130,346	133,619
4.500%, 06/01/19	85,818	87,874
4.500%, 08/01/19	22,634	23,176
5.000%, 05/01/18	111,131	114,360
5.000%, 12/01/18	20,727	21,330
5.000%, 06/01/19	101,637	105,068
5.500%, 11/01/17	6,688	6,732
5.500%, 01/01/24	362,274	388,370
6.000%, 05/01/17	295	295
Freddie Mac 20 Yr. Gold Pool 3.000%, 04/01/33	2,809,815	2,857,579
3.000%, 02/01/37	2,944,133	2,975,506
3.500%, 04/01/32	2,124,929	2,214,091
4.000%, 01/01/31	835,055	887,373
4.000%, 08/01/31	832,917	885,101
4.500%, 05/01/29	219,293	234,856
5.000%, 03/01/27	118,723	129,171
Freddie Mac 30 Yr. Gold Pool 2.500%, 07/01/43	2,630,436	2,510,366
3.000%, 10/01/42	2,451,679	2,443,299
3.000%, 01/01/43	2,378,468	2,370,338
3.000%, 03/01/43	5,796,294	5,775,157
3.000%, 04/01/43	4,408,693	4,392,616
3.000%, 06/01/43	1,810,111	1,803,510
3.000%, 07/01/43	3,886,264	3,872,093
3.000%, 06/01/45	4,266,385	4,237,549
3.000%, 01/01/46	2,607,001	2,589,381
3.000%, 06/01/46	4,566,013	4,526,589
3.000%, 10/01/46	3,775,847	3,743,245
3.000%, 11/01/46	4,766,967	4,725,808
3.000%, 01/01/47	7,470,059	7,405,561
3.000%, 02/01/47	4,092,504	4,057,168
3.500%, 01/01/42	1,369,016	1,408,033

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 3.500%, 03/01/42	1,242,078	1,277,477
3.500%, 08/01/42	4,237,261	4,358,023
3.500%, 02/01/43	1,787,111	1,836,030
3.500%, 05/01/43	2,877,372	2,956,135
3.500%, 06/01/43	1,879,838	1,931,295
3.500%, 06/01/44	2,089,058	2,140,654
3.500%, 10/01/44	2,305,795	2,362,744
3.500%, 11/01/44	3,220,121	3,299,653
3.500%, 12/01/44	3,072,609	3,148,498
3.500%, 05/01/45	3,762,273	3,851,019
3.500%, 08/01/45	3,621,087	3,706,502
3.500%, 11/01/45	3,932,936	4,025,707
3.500%, 12/01/45	2,391,276	2,447,682
3.500%, 03/01/46	7,322,177	7,493,519
3.500%, 02/01/47	4,864,357	4,978,264
4.000%, 06/01/39	746,547	786,456
4.000%, 12/01/39	1,223,037	1,288,418
4.000%, 11/01/40	1,159,306	1,221,979
4.000%, 04/01/41	1,157,201	1,219,016
4.000%, 09/01/41	1,164,769	1,226,988
4.000%, 10/01/41	2,698,649	2,842,804
4.000%, 11/01/41	1,154,952	1,216,646
4.000%, 10/01/43	3,220,138	3,386,572
4.000%, 07/01/44	3,430,146	3,608,038
4.000%, 10/01/44	2,618,273	2,754,060
4.000%, 07/01/45	4,159,655	4,368,437
4.000%, 01/01/46	4,223,041	4,436,289
4.000%, 02/01/46	2,246,309	2,359,739
4.500%, 10/01/35	404,398	434,739
4.500%, 06/01/38	588,967	632,757
4.500%, 02/01/39	396,352	425,611
4.500%, 03/01/39	285,128	306,176
4.500%, 04/01/39	615,420	660,850
4.500%, 09/01/39	725,506	779,063
4.500%, 10/01/39	1,834,586	1,970,016
4.500%, 11/01/39	559,003	600,269
4.500%, 01/01/40	380,788	409,062
4.500%, 05/01/40	717,163	770,414
4.500%, 11/01/40	1,067,264	1,146,510
4.500%, 02/01/41	468,360	504,017
4.500%, 05/01/41	651,519	701,121
4.500%, 06/01/41	450,498	484,795
4.500%, 12/01/43	1,006,386	1,079,702
4.500%, 12/01/45	1,374,303	1,473,600
5.000%, 10/01/33	556,566	608,785
5.000%, 03/01/34	94,853	103,745
5.000%, 08/01/35	458,617	501,177
5.000%, 09/01/35	216,833	236,956
5.000%, 10/01/35	189,082	206,629
5.000%, 01/01/36	593,439	648,511
5.000%, 04/01/38	313,698	341,690
5.000%, 11/01/39	1,335,297	1,457,304
5.000%, 05/01/40	1,718,214	1,875,115
5.500%, 06/01/34	400,530	445,900
5.500%, 10/01/35	174,481	194,154

BHFTII-163

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 5.500%, 12/01/35	603,476	$671,519
5.500%, 01/01/36	386,849	430,269
5.500%, 12/01/37	359,960	400,235
5.500%, 04/01/38	1,585,375	1,759,395
5.500%, 07/01/38	182,367	202,385
5.500%, 08/01/38	510,559	566,601
6.000%, 11/01/28	7,368	8,363
6.000%, 12/01/28	5,763	6,582
6.000%, 04/01/29	2,323	2,623
6.000%, 05/01/29	1,886	2,129
6.000%, 06/01/31	2,087	2,356
6.000%, 07/01/31	688	788
6.000%, 09/01/31	57,638	65,088
6.000%, 11/01/32	30,083	33,861
6.000%, 06/01/34	111,827	125,912
6.000%, 11/01/35	75,785	85,194
6.000%, 02/01/36	130,333	146,663
6.000%, 08/01/36	70,401	79,221
6.000%, 10/01/36	149,896	168,676
6.000%, 11/01/36	90,590	101,940
6.000%, 01/01/37	131,409	147,874
6.000%, 02/01/38	156,825	176,773
6.000%, 11/01/39	1,350,744	1,519,911
6.000%, 04/01/40	408,900	460,913
6.500%, 02/01/30	5,215	5,801
6.500%, 08/01/31	8,350	9,305
6.500%, 10/01/31	6,983	7,769
6.500%, 11/01/31	18,188	20,454
6.500%, 03/01/32	340,733	381,120
6.500%, 04/01/32	261,576	302,599
6.500%, 09/01/36	363,735	413,626
6.500%, 11/01/37	168,852	191,200
7.000%, 12/01/27	1,159	1,314
7.000%, 11/01/28	3,312	3,829
7.000%, 04/01/29	3,316	3,839
7.000%, 05/01/29	658	720
7.000%, 06/01/29	5,750	5,929
7.000%, 07/01/29	1,919	2,129
7.000%, 01/01/31	98,015	103,714
7.500%, 08/01/24	7,730	7,753
7.500%, 10/01/27	9,262	10,379
7.500%, 10/01/29	11,876	13,553
7.500%, 05/01/30	11,730	13,167
8.000%, 02/01/27	2,988	3,422
8.000%, 10/01/28	5,779	6,689
Freddie Mac Multifamily Structured Pass-Through Certificates 2.902%, 08/25/20	894,127	909,023
3.060%, 07/25/23 (a)	4,800,000	4,940,976
Ginnie Mae I 15 Yr. Pool 3.000%, 08/15/28	2,440,903	2,531,567
5.000%, 10/15/20	106,483	113,083
5.000%, 01/15/21	99,824	106,085
Ginnie Mae I 30 Yr. Pool 3.000%, 11/15/42	2,622,831	2,660,789

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 3.000%, 12/15/42	2,056,202	2,085,959
3.000%, 02/15/43	1,725,013	1,748,438
3.000%, 03/15/43	2,089,322	2,117,695
3.000%, 05/15/43	2,868,816	2,907,775
3.000%, 07/15/43	1,861,850	1,887,134
3.500%, 01/15/42	2,557,035	2,663,861
3.500%, 02/15/42	846,458	880,961
3.500%, 03/15/42	1,741,827	1,812,826
3.500%, 05/15/42	1,186,471	1,234,833
3.500%, 09/15/42	1,564,956	1,628,746
3.500%, 05/15/43	2,016,752	2,097,990
4.000%, 07/15/39	1,813,051	1,927,221
4.000%, 07/15/40	1,013,650	1,073,723
4.000%, 03/15/41	776,945	825,735
4.000%, 10/15/41	1,688,006	1,794,008
4.500%, 01/15/39	270,022	289,367
4.500%, 04/15/39	823,270	882,251
4.500%, 05/15/39	1,757,317	1,883,213
4.500%, 08/15/39	789,569	846,135
4.500%, 01/15/40	813,594	874,526
4.500%, 04/15/40	1,038,466	1,116,239
4.500%, 02/15/41	203,324	218,075
4.500%, 04/15/41	467,393	501,302
5.000%, 12/15/35	297,477	328,218
5.000%, 12/15/36	138,061	152,458
5.000%, 01/15/39	930,334	1,019,530
5.000%, 02/15/39	188,645	206,534
5.000%, 08/15/39	1,232,321	1,349,181
5.000%, 09/15/39	296,548	324,670
5.000%, 12/15/39	551,740	604,061
5.000%, 05/15/40	897,069	983,037
5.500%, 03/15/36	247,078	275,653
5.500%, 01/15/37	348,149	387,880
5.500%, 11/15/37	491,098	547,142
5.500%, 09/15/38	215,181	238,607
5.500%, 08/15/39	949,206	1,057,946
6.000%, 01/15/29	5,184	5,966
6.000%, 01/15/33	204,008	236,319
6.000%, 03/15/35	218,512	253,323
6.000%, 12/15/35	161,597	186,550
6.000%, 06/15/36	135,583	154,297
6.000%, 09/15/36	153,597	173,977
6.000%, 07/15/38	878,413	1,000,025
6.500%, 05/15/23	1,091	1,237
6.500%, 02/15/27	25,804	29,308
6.500%, 07/15/28	8,762	9,938
6.500%, 08/15/28	9,262	10,504
6.500%, 11/15/28	8,091	9,315
6.500%, 12/15/28	8,767	9,943
6.500%, 07/15/29	2,005	2,274
6.500%, 05/15/36	115,942	131,498
7.000%, 01/15/28	1,500	1,656
7.000%, 04/15/28	2,838	2,907
7.000%, 05/15/28	9,440	10,021
7.000%, 06/15/28	7,654	8,490

BHFTII-164

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 7.000%, 10/15/28	7,345	$8,034
7.000%, 06/15/29	1,928	1,964
7.000%, 09/15/29	2,374	2,420
7.000%, 01/15/31	1,290	1,312
7.000%, 03/15/31	11,922	12,129
7.000%, 07/15/31	363,999	424,328
7.000%, 08/15/31	61,287	73,332
7.000%, 02/15/32	9,745	9,859
7.000%, 07/15/32	23,514	28,172
7.500%, 04/15/30	7,962	8,086
8.000%, 08/15/26	3,093	3,464
8.000%, 09/15/26	2,638	2,923
8.000%, 06/15/29	21,758	23,173
9.000%, 11/15/24	5,241	5,674
Ginnie Mae II 30 Yr. Pool 3.000%, 12/20/42	2,431,808	2,462,018
3.000%, 03/20/43	3,454,100	3,500,120
3.000%, 12/20/44	3,157,998	3,191,348
3.000%, 04/20/45	2,957,505	2,987,834
3.000%, 08/20/45	4,204,741	4,247,861
3.000%, 11/20/45	2,419,024	2,443,831
3.000%, 01/20/46	4,178,076	4,220,921
3.000%, 08/20/46	4,558,723	4,601,748
3.000%, 09/20/46	4,644,928	4,688,766
3.000%, 10/20/46	4,713,719	4,758,206
3.000%, 11/20/46	4,859,024	4,904,882
3.000%, 01/20/47	8,836,642	8,924,530
3.000%, 03/20/47	2,970,000	2,999,539
3.500%, 12/20/41	1,526,751	1,593,246
3.500%, 03/20/42	3,172,740	3,306,844
3.500%, 08/20/42	1,482,031	1,544,673
3.500%, 01/20/43	4,453,491	4,640,511
3.500%, 04/20/43	1,840,095	1,917,013
3.500%, 05/20/43	2,945,701	3,068,835
3.500%, 07/20/44	3,985,275	4,143,470
3.500%, 02/20/45	4,303,250	4,469,184
3.500%, 06/20/45	2,770,272	2,877,094
3.500%, 08/20/45	6,215,356	6,455,022
3.500%, 09/20/45	7,097,724	7,371,414
3.500%, 10/20/45	4,196,065	4,357,866
3.500%, 12/20/45	3,665,628	3,806,976
3.500%, 01/20/46	3,690,574	3,832,884
3.500%, 02/20/46	3,019,375	3,133,400
3.500%, 05/20/46	4,151,149	4,307,915
3.500%, 06/20/46	3,475,979	3,607,248
3.500%, 03/20/47	4,812,500	4,995,598
4.000%, 11/20/40	1,479,203	1,572,809
4.000%, 12/20/40	1,624,277	1,727,063
4.000%, 05/20/43	2,423,442	2,576,473
4.000%, 11/20/43	1,114,637	1,185,022
4.000%, 02/20/44	3,622,373	3,841,463
4.000%, 04/20/44	1,538,016	1,631,038
4.000%, 05/20/44	1,889,550	2,003,834
4.000%, 09/20/44	2,940,982	3,118,859
4.000%, 10/20/44	4,252,997	4,510,229

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool 4.000%, 11/20/44	837,498	888,152
4.000%, 10/20/45	3,502,529	3,704,866
4.000%, 11/20/45	1,829,844	1,935,552
4.500%, 08/20/40	1,290,026	1,383,810
4.500%, 12/20/40	814,386	873,591
4.500%, 04/20/41	715,053	771,489
4.500%, 03/20/42	563,175	607,624
4.500%, 10/20/43	927,512	994,699
4.500%, 02/20/44	1,794,344	1,924,322
4.500%, 04/20/45	1,762,213	1,889,864
5.000%, 08/20/40	583,076	629,903
5.000%, 10/20/40	590,836	638,286
5.000%, 06/20/44	1,414,762	1,528,382
6.500%, 06/20/31	22,317	26,200
6.500%, 11/20/38	496,923	565,791
7.500%, 02/20/28	2,864	3,379

		771,304,928

Federal Agencies—2.5%
Federal Home Loan Bank 1.750%, 06/12/20 (b)	17,700,000	17,735,400
Federal Home Loan Mortgage Corp. 1.125%, 04/15/19	12,000,000	11,941,932
1.250%, 10/02/19 (b)	3,000,000	2,983,140
1.375%, 05/01/20 (b)	5,145,000	5,105,949
Federal National Mortgage Association 0.875%, 05/21/18 (b)	10,160,000	10,129,723
2.125%, 04/24/26 (b)	13,500,000	12,905,730
6.625%, 11/15/30 (b)	2,450,000	3,454,378
Tennessee Valley Authority 5.250%, 09/15/39	3,350,000	4,234,635

		68,490,887

U.S. Treasury—36.4%
U.S. Treasury Bonds 2.250%, 08/15/46	3,000,000	2,539,830
2.500%, 02/15/45	14,400,000	12,942,864
2.500%, 02/15/46	8,200,000	7,351,792
2.500%, 05/15/46	4,800,000	4,299,888
2.750%, 08/15/42	2,020,000	1,926,393
2.875%, 05/15/43	4,760,000	4,635,907
2.875%, 08/15/45	5,000,000	4,850,250
2.875%, 11/15/46 (b)	3,000,000	2,911,770
3.000%, 11/15/44	11,000,000	10,953,580
3.000%, 05/15/45	4,500,000	4,475,250
3.000%, 11/15/45	7,700,000	7,654,878
3.000%, 02/15/47	3,000,000	2,990,070
3.125%, 02/15/42	1,800,000	1,842,480
3.125%, 02/15/43	3,270,000	3,336,054
3.125%, 08/15/44	4,700,000	4,793,154
3.375%, 05/15/44	3,000,000	3,202,050
3.500%, 02/15/39	2,080,000	2,289,601
3.625%, 02/15/44	10,120,000	11,277,829
3.750%, 08/15/41	1,830,000	2,076,300

BHFTII-165

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds 3.875%, 08/15/40 (b)	10,380,000	$12,000,423
4.250%, 11/15/40	7,280,000	8,888,953
4.375%, 11/15/39	3,900,000	4,841,616
4.375%, 05/15/40	5,220,000	6,482,353
4.375%, 05/15/41	5,850,000	7,285,999
4.500%, 05/15/38	4,950,000	6,280,164
5.000%, 05/15/37	6,560,000	8,825,299
5.250%, 02/15/29 (b)	750,000	961,732
5.375%, 02/15/31	3,675,000	4,908,550
6.125%, 11/15/27	5,750,000	7,736,797
6.250%, 08/15/23	7,700,000	9,596,433
6.375%, 08/15/27 (b)	6,900,000	9,402,699
6.500%, 11/15/26	4,500,000	6,091,020
7.125%, 02/15/23 (b)	11,125,000	14,238,775
7.250%, 08/15/22	6,120,000	7,746,818
7.875%, 02/15/21 (b)	4,450,000	5,466,024
8.000%, 11/15/21	2,920,000	3,708,225
8.125%, 08/15/19	2,645,000	3,061,296
8.125%, 08/15/21 (b)	1,250,000	1,578,000
8.500%, 02/15/20 (b)	6,700,000	8,026,465
8.750%, 08/15/20	1,000,000	1,232,940
8.875%, 02/15/19 (b)	10,215,000	11,679,218
9.125%, 05/15/18 (b)	1,600,000	1,743,680
U.S. Treasury Notes 0.625%, 04/30/18	5,000,000	4,974,550
0.750%, 02/15/19 (b)	14,100,000	13,973,241
0.750%, 08/15/19	5,000,000	4,929,500
0.875%, 04/15/19	6,000,000	5,951,280
1.000%, 08/15/18	28,000,000	27,943,159
1.125%, 05/31/19 (b)	12,300,000	12,254,613
1.125%, 03/31/20	5,100,000	5,041,095
1.125%, 02/28/21	10,100,000	9,855,378
1.125%, 07/31/21	12,300,000	11,929,081
1.250%, 10/31/19	5,130,000	5,109,685
1.250%, 01/31/20	15,000,000	14,904,899
1.250%, 02/29/20	25,800,000	25,617,594
1.250%, 03/31/21	6,100,000	5,975,377
1.375%, 09/30/18 (b)	50,790,000	50,936,272
1.375%, 11/30/18 (b)	15,000,000	15,042,902
1.375%, 01/31/20	27,100,000	27,027,102
1.375%, 08/31/20 (b)	14,900,000	14,766,347
1.500%, 03/31/19	16,870,000	16,949,121
1.500%, 02/28/23 (b)	4,000,000	3,866,920
1.625%, 11/30/20	5,000,000	4,985,500
1.625%, 11/15/22	5,000,000	4,885,000
1.625%, 05/31/23	7,900,000	7,669,241
1.625%, 05/15/26	15,900,000	14,916,107
1.750%, 10/31/20	10,000,000	10,023,399
1.750%, 12/31/20	14,800,000	14,811,247
1.750%, 11/30/21	11,000,000	10,928,247
1.750%, 02/28/22	9,000,000	8,921,520
1.750%, 05/15/22	4,900,000	4,848,060
1.750%, 05/15/23	17,520,000	17,138,939
1.875%, 02/28/22	15,000,000	14,968,950
1.875%, 08/31/22	7,400,000	7,343,316

U.S. Treasury—(Continued)
U.S. Treasury Notes 2.000%, 11/30/20	14,800,000	14,952,144
2.000%, 02/28/21	5,000,000	5,044,151
2.000%, 10/31/21	6,000,000	6,027,960
2.000%, 02/15/22	3,800,000	3,816,188
2.000%, 11/30/22	9,600,000	9,565,344
2.000%, 02/15/23	6,900,000	6,864,051
2.000%, 02/15/25	5,000,000	4,890,150
2.000%, 08/15/25	11,100,000	10,809,624
2.000%, 11/15/26	13,300,000	12,849,130
2.125%, 08/31/20	5,800,000	5,891,872
2.125%, 06/30/21	12,000,000	12,144,959
2.125%, 08/15/21	8,710,000	8,813,475
2.125%, 12/31/21	11,900,000	12,013,883
2.125%, 02/29/24	12,000,000	11,935,308
2.125%, 05/15/25 (b)	7,100,000	6,993,500
2.250%, 07/31/21	19,000,000	19,315,781
2.250%, 11/15/24	7,800,000	7,780,578
2.250%, 11/15/25	6,800,000	6,741,452
2.375%, 05/31/18	31,000,000	31,439,890
2.375%, 12/31/20	7,600,000	7,779,283
2.375%, 08/15/24	16,800,000	16,933,728
2.500%, 08/15/23	14,400,000	14,692,752
2.500%, 05/15/24	7,000,000	7,124,670
2.625%, 08/15/20	6,000,000	6,192,960
2.750%, 11/15/23 (b)	19,335,000	20,020,812
2.750%, 02/15/24	5,600,000	5,794,488
3.125%, 05/15/19	3,000,000	3,114,090
3.375%, 11/15/19	4,350,000	4,570,284
3.500%, 05/15/20	7,790,000	8,248,597
3.625%, 02/15/20	17,190,000	18,229,651
3.750%, 11/15/18	4,550,000	4,736,186
3.875%, 05/15/18 (b)	4,700,000	4,844,854
4.000%, 08/15/18 (b)	9,620,000	9,995,468

		976,788,324

Total U.S. Treasury & Government Agencies (Cost $1,822,084,886)		1,816,584,139

Corporate Bonds & Notes—27.7%

Aerospace/Defense—0.4%
Boeing Co. (The) 7.250%, 06/15/25	460,000	593,967
Lockheed Martin Corp. 4.700%, 05/15/46	3,000,000	3,238,950
6.150%, 09/01/36	1,700,000	2,139,790
Northrop Grumman Systems Corp. 7.750%, 02/15/31	515,000	726,536
Raytheon Co. 3.125%, 10/15/20	1,000,000	1,033,550
United Technologies Corp. 4.500%, 06/01/42	2,645,000	2,797,246
7.500%, 09/15/29	200,000	279,400

		10,809,439

BHFTII-166

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Agriculture—0.3%
Altria Group, Inc. 9.700%, 11/10/18 (b)	750,000	$841,125
Archer-Daniels-Midland Co. 4.479%, 03/01/21 (b)	2,000,000	2,157,060
Philip Morris International, Inc. 3.250%, 11/10/24 (b)	3,000,000	3,013,140
4.500%, 03/26/20	925,000	986,753
Reynolds American, Inc. 4.450%, 06/12/25	1,900,000	1,998,040

		8,996,118

Auto Manufacturers—0.7%
American Honda Finance Corp. 2.300%, 09/09/26 (b)	1,100,000	1,025,552
Daimler Finance North America LLC 8.500%, 01/18/31	1,050,000	1,584,250
Ford Motor Co. 7.450%, 07/16/31	2,200,000	2,768,216
Ford Motor Credit Co. LLC 2.597%, 11/04/19	3,000,000	3,015,750
General Motors Financial Co., Inc. 2.400%, 05/09/19	5,000,000	5,015,850
Toyota Motor Credit Corp. 3.300%, 01/12/22	4,000,000	4,139,360

		17,548,978

Banks—6.3%
Bank of America Corp. 2.625%, 04/19/21 (b)	1,000,000	998,150
3.300%, 01/11/23	4,075,000	4,099,002
4.100%, 07/24/23 (b)	2,905,000	3,038,979
4.200%, 08/26/24	3,000,000	3,060,120
5.875%, 02/07/42	3,000,000	3,624,570
6.500%, 07/15/18	200,000	211,344
Bank of New York Mellon Corp. (The) 5.450%, 05/15/19	2,000,000	2,144,220
Bank of Nova Scotia (The) 2.050%, 10/30/18 (b)	3,480,000	3,499,279
Barclays plc 5.250%, 08/17/45	2,700,000	2,828,358
BNP Paribas S.A. 5.000%, 01/15/21	3,225,000	3,486,935
Branch Banking & Trust Co. 2.850%, 04/01/21	3,400,000	3,449,980
Capital One Financial Corp. 6.750%, 09/15/17	1,200,000	1,227,901
Capital One N.A. 2.250%, 09/13/21 (b)	3,000,000	2,931,750
Citigroup, Inc. 4.125%, 07/25/28 (b)	3,000,000	2,957,910
4.750%, 05/18/46	3,000,000	2,961,510
5.375%, 08/09/20 (b)	2,200,000	2,403,324
6.125%, 05/15/18 (b)	1,900,000	1,988,255
Cooperatieve Rabobank UA 5.250%, 05/24/41	3,640,000	4,243,512

Banks—(Continued)
Credit Suisse 4.375%, 08/05/20	2,611,000	2,764,240
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/22	3,000,000	3,045,060
Deutsche Bank AG 6.000%, 09/01/17	1,500,000	1,524,796
Fifth Third Bancorp 8.250%, 03/01/38	1,175,000	1,669,076
Goldman Sachs Group, Inc. (The) 6.000%, 06/15/20	2,000,000	2,212,020
6.125%, 02/15/33	2,075,000	2,507,492
6.450%, 05/01/36	2,000,000	2,383,760
HSBC Holdings plc 5.100%, 04/05/21	2,556,000	2,772,289
6.500%, 09/15/37	905,000	1,115,530
HSBC USA, Inc. 2.350%, 03/05/20 (b)	3,000,000	3,005,850
JPMorgan Chase & Co. 1.700%, 03/01/18	2,000,000	2,000,800
3.250%, 09/23/22	2,850,000	2,900,588
3.900%, 07/15/25	4,700,000	4,858,249
4.950%, 03/25/20	2,650,000	2,860,277
6.300%, 04/23/19	1,900,000	2,063,058
KeyBank N.A. 3.300%, 06/01/25	3,800,000	3,802,166
KFW 0.875%, 04/19/18 (b)	3,500,000	3,486,105
1.000%, 06/11/18	3,536,000	3,522,598
1.500%, 02/06/19 (b)	5,000,000	5,002,350
1.625%, 03/15/21 (b)	3,500,000	3,452,470
2.375%, 08/25/21 (b)	1,945,000	1,970,713
2.750%, 09/08/20	2,300,000	2,366,401
Landwirtschaftliche Rentenbank 2.000%, 01/13/25	3,500,000	3,373,860
Lloyds Bank plc 6.375%, 01/21/21	1,500,000	1,700,160
Morgan Stanley 4.350%, 09/08/26	3,800,000	3,878,052
5.625%, 09/23/19	1,900,000	2,052,494
7.250%, 04/01/32	1,850,000	2,514,372
7.300%, 05/13/19	2,460,000	2,719,874
Oesterreichische Kontrollbank AG 1.625%, 03/12/19	3,025,000	3,026,089
PNC Bank N.A. 2.950%, 02/23/25	4,100,000	4,043,666
4.875%, 09/21/17	1,000,000	1,015,522
Royal Bank of Canada 2.150%, 03/15/19	3,915,000	3,937,355
Sumitomo Mitsui Banking Corp. 1.950%, 07/23/18	4,000,000	4,002,040
Toronto-Dominion Bank (The) 2.250%, 11/05/19	4,000,000	4,022,840
U.S. Bancorp 3.600%, 09/11/24	3,000,000	3,084,210
UBS AG 4.875%, 08/04/20	3,500,000	3,771,215

BHFTII-167

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Wachovia Corp. 5.750%, 06/15/17	700,000	$706,115
Wells Fargo & Co. 2.600%, 07/22/20	4,000,000	4,037,200
3.000%, 01/22/21	3,400,000	3,461,030
Wells Fargo Bank N.A. 5.950%, 08/26/36	1,900,000	2,296,815
Westpac Banking Corp. 1.950%, 11/23/18	3,000,000	3,005,820
2.800%, 01/11/22	2,000,000	2,012,010

		169,101,726

Beverages—0.7%
Anheuser-Busch Cos. LLC 6.450%, 09/01/37	880,000	1,160,394
Anheuser-Busch InBev Finance, Inc. 4.900%, 02/01/46	7,800,000	8,420,022
Coca-Cola Co. (The) 3.150%, 11/15/20	280,000	292,054
3.200%, 11/01/23	3,000,000	3,091,530
Pepsi-Cola Metropolitan Bottling Co., Inc. 7.000%, 03/01/29	300,000	408,504
PepsiCo, Inc. 3.600%, 03/01/24 (b)	3,975,000	4,171,445
5.000%, 06/01/18	1,000,000	1,041,650

		18,585,599

Biotechnology—0.4%
Amgen, Inc. 5.700%, 02/01/19	850,000	908,293
6.150%, 06/01/18	1,650,000	1,732,846
Celgene Corp. 4.625%, 05/15/44	4,000,000	3,959,720
Gilead Sciences, Inc. 3.650%, 03/01/26	3,000,000	3,020,310

		9,621,169

Chemicals—0.6%
Dow Chemical Co. (The) 4.250%, 11/15/20	2,750,000	2,916,375
9.400%, 05/15/39	650,000	1,024,881
E. I. du Pont de Nemours & Co. 5.600%, 12/15/36	1,000,000	1,153,590
6.000%, 07/15/18	1,000,000	1,054,120
LyondellBasell Industries NV 4.625%, 02/26/55	4,400,000	4,137,584
Potash Corp. of Saskatchewan, Inc. 4.875%, 03/30/20 (b)	970,000	1,028,695
Praxair, Inc. 3.000%, 09/01/21	3,950,000	4,042,232

		15,357,477

Computers—0.6%
Apple, Inc. 2.250%, 02/23/21	3,000,000	3,007,740

Computers—(Continued)
Apple, Inc. 2.400%, 05/03/23	2,072,000	2,037,439
4.450%, 05/06/44	2,944,000	3,055,313
HP, Inc. 4.650%, 12/09/21 (b)	3,600,000	3,857,292
International Business Machines Corp. 4.000%, 06/20/42 (b)	3,200,000	3,191,200
8.375%, 11/01/19	425,000	494,160

		15,643,144

Cosmetics/Personal Care—0.1%
Procter & Gamble Co. (The) 2.300%, 02/06/22	3,600,000	3,616,380

Diversified Financial Services—0.9%
Air Lease Corp. 2.625%, 09/04/18	4,000,000	4,031,360
American Express Co. 7.000%, 03/19/18	3,000,000	3,149,550
Associates Corp. of North America 6.950%, 11/01/18	1,700,000	1,826,412
BlackRock, Inc. 3.500%, 03/18/24	3,800,000	3,967,086
GE Capital International Funding Co. 4.418%, 11/15/35	2,700,000	2,852,091
HSBC Finance Corp. 6.676%, 01/15/21	3,500,000	3,954,125
Nomura Holdings, Inc. 6.700%, 03/04/20	1,325,000	1,472,751
Visa, Inc. 2.800%, 12/14/22	3,000,000	3,025,290

		24,278,665

Electric—1.5%
Consolidated Edison Co. of New York, Inc. 3.950%, 03/01/43	3,070,000	2,990,579
5.850%, 04/01/18	855,000	890,568
Dominion Resources, Inc. 6.400%, 06/15/18	1,750,000	1,840,737
DTE Electric Co. 3.700%, 03/15/45 (b)	4,000,000	3,840,600
Duke Energy Carolinas LLC 5.300%, 02/15/40	2,000,000	2,349,940
Duke Energy Corp. 3.050%, 08/15/22	4,000,000	4,034,800
Exelon Corp. 3.400%, 04/15/26	3,000,000	2,948,580
5.625%, 06/15/35 (b)	1,500,000	1,711,860
Florida Power & Light Co. 5.950%, 02/01/38 (b)	1,700,000	2,146,131
Georgia Power Co. 5.700%, 06/01/17	1,400,000	1,409,106
Northern States Power Co. 6.250%, 06/01/36	2,200,000	2,841,894

BHFTII-168

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Ohio Power Co. 5.375%, 10/01/21	1,640,000	$1,822,926
Oncor Electric Delivery Co. LLC 7.000%, 05/01/32	950,000	1,299,296
Pacific Gas & Electric Co. 5.400%, 01/15/40	3,320,000	3,923,443
PacifiCorp 2.950%, 02/01/22	2,800,000	2,850,372
PPL Capital Funding, Inc. 3.400%, 06/01/23	2,000,000	2,018,220
PSEG Power LLC 8.625%, 04/15/31	1,000,000	1,232,010

		40,151,062

Electrical Components & Equipment—0.1%
Emerson Electric Co. 4.875%, 10/15/19	1,800,000	1,933,704

Electronics—0.1%
Tyco Electronics Group S.A. 6.550%, 10/01/17	1,600,000	1,638,896

Environmental Control—0.1%
Waste Management, Inc. 7.000%, 07/15/28	1,265,000	1,620,389

Food—0.6%
General Mills, Inc. 5.650%, 02/15/19	1,700,000	1,816,178
Kraft Heinz Foods Co. 3.000%, 06/01/26 (b)	3,300,000	3,099,954
Kroger Co. (The) 3.300%, 01/15/21 (b)	3,900,000	3,996,447
Mondelez International, Inc. 5.375%, 02/10/20	1,800,000	1,942,992
Sysco Corp. 2.600%, 06/12/22	2,400,000	2,387,352
Unilever Capital Corp. 5.900%, 11/15/32	1,500,000	1,922,400

		15,165,323

Forest Products & Paper—0.1%
Georgia-Pacific LLC 8.000%, 01/15/24	1,800,000	2,305,692

Gas—0.2%
Nisource Finance Corp. 4.800%, 02/15/44	4,000,000	4,204,480
Sempra Energy 6.150%, 06/15/18	900,000	946,782

		5,151,262

Healthcare-Products—0.6%
Abbott Laboratories 4.750%, 11/30/36	3,000,000	3,088,920

Healthcare-Products—(Continued)
Abbott Laboratories 5.125%, 04/01/19	1,073,000	1,135,899
Becton Dickinson & Co. 4.685%, 12/15/44	3,500,000	3,652,495
Medtronic, Inc. 4.000%, 04/01/43 (b)	3,900,000	3,791,112
Thermo Fisher Scientific, Inc. 4.150%, 02/01/24	3,445,000	3,611,049

		15,279,475

Healthcare-Services—0.5%
Aetna, Inc. 2.750%, 11/15/22	3,000,000	2,997,150
Anthem, Inc. 5.850%, 01/15/36	1,800,000	2,072,052
Cigna Corp. 5.375%, 02/15/42	3,000,000	3,474,630
Laboratory Corp. of America Holdings 4.625%, 11/15/20 (b)	1,900,000	2,022,227
UnitedHealth Group, Inc. 3.750%, 07/15/25 (b)	3,600,000	3,756,168

		14,322,227

Household Products/Wares—0.0%
Kimberly-Clark Corp. 6.125%, 08/01/17	500,000	507,462

Insurance—1.0%
Aflac, Inc. 3.625%, 06/15/23	2,975,000	3,085,611
Allstate Corp. (The) 6.900%, 05/15/38	150,000	200,000
7.450%, 05/16/19 (b)	1,700,000	1,879,316
American International Group, Inc. 3.300%, 03/01/21 (b)	3,000,000	3,054,810
5.850%, 01/16/18	1,800,000	1,857,272
AXA S.A. 8.600%, 12/15/30 (b)	1,165,000	1,614,958
Berkshire Hathaway, Inc. 3.125%, 03/15/26	2,900,000	2,894,635
Chubb Corp. (The) 6.000%, 05/11/37	865,000	1,090,999
Chubb INA Holdings, Inc. 3.350%, 05/15/24	4,000,000	4,080,120
Hartford Financial Services Group, Inc. (The) 6.100%, 10/01/41	780,000	938,145
Marsh & McLennan Cos., Inc. 3.750%, 03/14/26	4,000,000	4,107,920
Prudential Financial, Inc. 5.700%, 12/14/36	1,525,000	1,794,361

		26,598,147

Internet—0.1%
Amazon.com, Inc. 3.800%, 12/05/24 (b)	3,800,000	4,019,944

BHFTII-169

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Iron/Steel—0.0%
Vale Overseas, Ltd. 6.875%, 11/21/36 (b)	1,100,000	$1,181,125

Machinery-Construction & Mining—0.1%
Caterpillar, Inc. 7.900%, 12/15/18	1,757,000	1,931,821

Machinery-Diversified—0.1%
Deere & Co. 2.600%, 06/08/22	1,950,000	1,948,947

Media—0.9%
21st Century Fox America, Inc. 6.550%, 03/15/33	1,950,000	2,362,795
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, 07/23/22	2,800,000	2,950,500
Comcast Corp. 4.650%, 07/15/42	3,670,000	3,821,388
5.650%, 06/15/35	1,500,000	1,764,915
Discovery Communications LLC 6.350%, 06/01/40	1,800,000	1,895,850
Historic TW, Inc. 6.875%, 06/15/18	1,800,000	1,909,224
Thomson Reuters Corp. 6.500%, 07/15/18 (b)	800,000	846,080
Time Warner Cable LLC 5.000%, 02/01/20 (b)	1,900,000	2,021,125
6.550%, 05/01/37	100,000	114,375
Time Warner Entertainment Co. L.P. 8.375%, 03/15/23	380,000	474,050
Time Warner, Inc. 6.100%, 07/15/40	925,000	1,041,679
7.700%, 05/01/32	685,000	934,580
Viacom, Inc. 4.375%, 03/15/43 (b)	3,500,000	3,032,610
Walt Disney Co. (The) 2.750%, 08/16/21 (b)	1,930,000	1,968,291

		25,137,462

Mining—0.3%
Barrick North America Finance LLC 4.400%, 05/30/21 (b)	3,125,000	3,341,406
Newmont Mining Corp. 6.250%, 10/01/39	1,800,000	2,088,072
Rio Tinto Alcan, Inc. 6.125%, 12/15/33	1,751,000	1,999,240

		7,428,718

Miscellaneous Manufacturing—0.4%
General Electric Co. 3.375%, 03/11/24 (b)	2,900,000	3,013,361
5.250%, 12/06/17	1,800,000	1,845,585
5.300%, 02/11/21	1,915,000	2,121,513
6.750%, 03/15/32	1,250,000	1,684,113

Miscellaneous Manufacturing—(Continued)
General Electric Co. 7.500%, 08/21/35	100,000	138,334
Ingersoll-Rand Luxembourg Finance S.A. 2.625%, 05/01/20	1,200,000	1,211,268

		10,014,174

Multi-National—1.4%
Asian Development Bank 1.625%, 08/26/20	4,000,000	3,976,480
European Bank for Reconstruction & Development 1.000%, 06/15/18	3,564,000	3,551,063
European Investment Bank 1.625%, 06/15/17	1,975,000	1,977,054
2.500%, 10/15/24 (b)	3,800,000	3,801,634
4.000%, 02/16/21	1,700,000	1,823,777
4.875%, 02/15/36	3,700,000	4,621,152
5.125%, 05/30/17	1,750,000	1,760,987
Inter-American Development Bank 2.125%, 01/15/25	3,900,000	3,809,403
2.375%, 08/15/17	2,000,000	2,008,258
6.800%, 10/15/25	500,000	628,312
7.000%, 06/15/25	200,000	259,346
International Bank for Reconstruction & Development 2.125%, 03/03/25	3,000,000	2,916,150
7.625%, 01/19/23 (b)	2,970,000	3,822,746
8.875%, 03/01/26	535,000	782,211
International Finance Corp. 1.750%, 09/04/18	2,975,000	2,992,820

		38,731,393

Office/Business Equipment—0.1%
Xerox Corp. 6.350%, 05/15/18	2,550,000	2,661,716

Oil & Gas—1.6%
Apache Finance Canada Corp. 7.750%, 12/15/29	300,000	393,855
BP Capital Markets plc 3.245%, 05/06/22	3,900,000	3,980,496
Canadian Natural Resources, Ltd. 6.250%, 03/15/38	1,800,000	2,057,706
Chevron Corp. 3.191%, 06/24/23 (b)	3,025,000	3,098,356
ConocoPhillips Canada Funding Co. I 5.950%, 10/15/36	1,550,000	1,813,609
ConocoPhillips Holding Co. 6.950%, 04/15/29	700,000	903,791
Hess Corp. 8.125%, 02/15/19 (b)	1,630,000	1,788,925
Marathon Oil Corp. 6.600%, 10/01/37 (b)	2,000,000	2,262,500
Noble Energy, Inc. 3.900%, 11/15/24	4,200,000	4,256,070

BHFTII-170

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Petroleos Mexicanos 6.625%, 06/15/35 (b)	3,400,000	$3,517,776
Shell International Finance B.V. 1.875%, 05/10/21	5,000,000	4,894,650
4.300%, 09/22/19	1,000,000	1,057,670
4.375%, 05/11/45	1,900,000	1,926,524
Statoil ASA 3.250%, 11/10/24 (b)	3,100,000	3,134,782
6.700%, 01/15/18	300,000	311,829
Suncor Energy, Inc. 6.100%, 06/01/18	2,500,000	2,625,450
Total Capital International S.A. 2.700%, 01/25/23	3,000,000	2,972,370
XTO Energy, Inc. 6.500%, 12/15/18	1,600,000	1,728,096

		42,724,455

Oil & Gas Services—0.1%
Halliburton Co. 3.500%, 08/01/23	4,000,000	4,068,160

Pharmaceuticals—1.3%
AbbVie, Inc. 4.400%, 11/06/42	3,200,000	3,054,400
Actavis Funding SCS 2.350%, 03/12/18	3,900,000	3,917,043
AstraZeneca plc 4.000%, 09/18/42	1,200,000	1,165,044
Express Scripts Holding Co. 4.500%, 02/25/26 (b)	2,700,000	2,770,470
6.125%, 11/15/41	313,000	355,014
GlaxoSmithKline Capital, Inc. 6.375%, 05/15/38	2,100,000	2,753,247
Johnson & Johnson 5.950%, 08/15/37	910,000	1,180,406
6.950%, 09/01/29	250,000	336,553
Merck & Co., Inc. 2.400%, 09/15/22	4,000,000	3,966,480
6.550%, 09/15/37	1,000,000	1,334,610
Merck Sharp & Dohme Corp. 5.950%, 12/01/28	300,000	369,138
Novartis Capital Corp. 4.400%, 04/24/20 (b)	900,000	965,844
Sanofi 4.000%, 03/29/21	2,775,000	2,946,162
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/26	3,000,000	2,860,950
Teva Pharmaceutical Finance Netherlands B.V. 2.800%, 07/21/23	3,000,000	2,850,630
Wyeth LLC 5.950%, 04/01/37	3,300,000	4,074,741

		34,900,732

Pipelines—0.9%
El Paso Natural Gas Co. LLC 8.375%, 06/15/32	220,000	276,199

Pipelines—(Continued)
Enbridge Energy Partners L.P. 5.875%, 10/15/25 (b)	3,000,000	3,361,800
Energy Transfer Partners L.P. 4.650%, 06/01/21 (b)	1,950,000	2,050,620
5.150%, 03/15/45	2,600,000	2,445,534
Enterprise Products Operating LLC 3.950%, 02/15/27 (b)	3,800,000	3,871,250
Kinder Morgan Energy Partners L.P. 6.500%, 02/01/37	2,000,000	2,174,560
Plains All American Pipeline L.P. / PAA Finance Corp. 6.500%, 05/01/18 (b)	2,485,000	2,599,782
Tennessee Gas Pipeline Co. LLC 7.000%, 10/15/28 (b)	1,050,000	1,240,711
7.625%, 04/01/37	640,000	760,621
TransCanada PipeLines, Ltd. 6.200%, 10/15/37	1,800,000	2,201,904
Williams Partners L.P. 5.250%, 03/15/20	3,575,000	3,845,377

		24,828,358

Real Estate Investment Trusts—0.4%
AvalonBay Communities, Inc. 6.100%, 03/15/20	860,000	947,574
Boston Properties L.P. 3.850%, 02/01/23	2,950,000	3,052,512
ERP Operating L.P. 5.750%, 06/15/17	900,000	907,699
HCP, Inc. 5.375%, 02/01/21	2,591,000	2,817,816
Kimco Realty Corp. 6.875%, 10/01/19	550,000	612,684
Simon Property Group L.P. 3.300%, 01/15/26	3,800,000	3,749,004

		12,087,289

Retail—1.1%
CVS Health Corp. 2.250%, 12/05/18	3,930,000	3,956,331
Home Depot, Inc. (The) 2.000%, 04/01/21	3,000,000	2,984,580
4.400%, 04/01/21	1,450,000	1,570,988
Lowe’s Cos., Inc. 6.875%, 02/15/28	1,000,000	1,306,450
Macy’s Retail Holdings, Inc. 4.300%, 02/15/43	4,600,000	3,667,304
McDonald’s Corp. 3.700%, 01/30/26	6,000,000	6,126,360
5.350%, 03/01/18	885,000	915,798
Target Corp. 6.350%, 11/01/32	708,000	897,015
Wal-Mart Stores, Inc. 2.550%, 04/11/23 (b)	4,000,000	3,995,760
5.250%, 09/01/35	935,000	1,102,786

BHFTII-171

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Wal-Mart Stores, Inc. 5.625%, 04/15/41	1,900,000	$2,343,783

		28,867,155

Semiconductors—0.2%
Intel Corp. 2.700%, 12/15/22	2,000,000	2,007,140
QUALCOMM, Inc. 3.450%, 05/20/25 (b)	4,000,000	4,057,360

		6,064,500

Software—1.1%
Adobe Systems, Inc. 4.750%, 02/01/20	2,200,000	2,367,332
Fidelity National Information Services, Inc. 2.850%, 10/15/18	4,000,000	4,054,159
Microsoft Corp. 2.000%, 11/03/20	3,000,000	3,008,520
3.125%, 11/03/25 (b)	5,100,000	5,145,186
3.300%, 02/06/27	2,000,000	2,029,980
4.200%, 06/01/19 (b)	2,700,000	2,853,549
4.250%, 02/06/47	3,000,000	3,078,210
Oracle Corp. 2.375%, 01/15/19	3,885,000	3,938,186
4.125%, 05/15/45	4,200,000	4,074,042

		30,549,164

Telecommunications—1.4%
AT&T Mobility LLC 7.125%, 12/15/31	100,000	124,427
AT&T, Inc. 2.450%, 06/30/20	4,100,000	4,098,114
4.125%, 02/17/26 (b)	3,000,000	3,041,490
5.000%, 03/01/21	2,600,000	2,813,486
5.800%, 02/15/19 (b)	1,700,000	1,813,934
6.300%, 01/15/38	1,300,000	1,495,091
British Telecommunications plc 9.125%, 12/15/30	1,000,000	1,493,420
Cisco Systems, Inc. 5.500%, 01/15/40	2,000,000	2,439,260
Deutsche Telekom International Finance B.V. 8.750%, 06/15/30	1,000,000	1,458,040
Orange S.A. 5.500%, 02/06/44 (b)	2,400,000	2,719,320
Rogers Communications, Inc. 6.800%, 08/15/18	800,000	853,576
Telefonica Emisiones S.A.U. 6.221%, 07/03/17	1,400,000	1,415,400
Verizon Communications, Inc. 2.946%, 03/15/22 (144A)	1,690,000	1,683,798
4.600%, 04/01/21 (b)	2,400,000	2,564,328
4.812%, 03/15/39 (144A)	3,927,000	3,838,328
5.012%, 04/15/49 (144A)	3,532,000	3,423,179

Telecommunications—(Continued)
Vodafone Group plc 6.150%, 02/27/37	2,170,000	2,487,753

		37,762,944

Transportation—0.4%
Burlington Northern Santa Fe LLC 4.150%, 04/01/45	3,900,000	3,891,966
CSX Corp. 6.150%, 05/01/37	1,600,000	1,963,360
7.900%, 05/01/17	500,000	502,247
FedEx Corp. 8.000%, 01/15/19	675,000	745,571
Norfolk Southern Corp. 3.000%, 04/01/22	1,911,000	1,935,346
5.590%, 05/17/25	28,000	31,698
Union Pacific Corp. 6.625%, 02/01/29	1,200,000	1,552,536
United Parcel Service, Inc. 5.125%, 04/01/19	760,000	811,741

		11,434,465

Total Corporate Bonds & Notes (Cost $705,681,545)		744,574,856

Foreign Government—1.5%

Electric—0.1%
Hydro-Quebec 8.400%, 01/15/22	1,000,000	1,240,230

Provincial—0.3%
Province of British Columbia Canada 2.000%, 10/23/22	1,970,000	1,937,239
Province of Nova Scotia Canada 9.250%, 03/01/20	250,000	295,790
Province of Ontario Canada 2.450%, 06/29/22	4,000,000	4,013,240
4.400%, 04/14/20	2,100,000	2,249,457
Province of Quebec Canada 7.500%, 07/15/23	350,000	440,433

		8,936,159

Sovereign—1.1%
Canada Government International Bonds 1.625%, 02/27/19 (b)	4,000,000	4,022,760
Colombia Government International Bonds 5.000%, 06/15/45	1,000,000	1,003,820
8.125%, 05/21/24 (b)	1,500,000	1,902,600
Japan Bank for International Cooperation 1.750%, 05/28/20	5,000,000	4,917,450
Mexico Government International Bonds 5.750%, 10/12/10 (b)	2,000,000	1,993,400
6.750%, 09/27/34	1,050,000	1,307,502
8.000%, 09/24/22	2,200,000	2,735,172

BHFTII-172

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Panama Government International Bonds 5.200%, 01/30/20	1,370,000	$1,480,477
Peruvian Government International Bonds 8.750%, 11/21/33 (b)	1,450,000	2,195,372
Philippine Government International Bonds 5.000%, 01/13/37	1,740,000	2,032,668
Republic of Korea 7.125%, 04/16/19	4,900,000	5,414,157

		29,005,378

Total Foreign Government (Cost $38,812,574)		39,181,767

Mortgage-Backed Securities—1.4%

Commercial Mortgage-Backed Securities—1.4%
CD Mortgage Trust 2.724%, 08/10/49	1,664,000	1,590,218
Commercial Mortgage Pass-Through Certificates Mortgage Trust 3.765%, 02/10/49	1,539,000	1,594,881
3.902%, 07/10/50	1,835,000	1,908,914
Commercial Mortgage Trust 3.838%, 09/10/47	3,800,000	3,973,242
Credit Suisse Mortgage Capital Certificates Trust 3.795%, 12/15/49 (a)	2,889,000	2,990,567
GS Mortgage Securities Corp. II 3.382%, 05/10/50	1,835,000	1,853,588
GS Mortgage Securities Trust 3.135%, 06/10/46	2,935,000	2,983,428
3.377%, 05/10/45	2,750,000	2,853,813
4.243%, 08/10/46	966,000	1,039,909
JPMBB Commercial Mortgage Securities Trust 3.598%, 11/15/48	3,900,000	3,994,965
3.801%, 08/15/48	1,534,000	1,590,712
Morgan Stanley Bank of America Merrill Lynch Trust 3.544%, 01/15/49	3,850,000	3,928,617
3.635%, 10/15/48	1,547,000	1,587,841
3.732%, 05/15/48	3,750,000	3,878,062
WF-RBS Commercial Mortgage Trust 3.488%, 06/15/46	1,054,000	1,067,143

Total Mortgage-Backed Securities (Cost $37,178,550)		36,835,900

Municipals—0.6%
Los Angeles, Unified School District, Build America Bonds 6.758%, 07/01/34	2,160,000	2,898,309
Municipal Electric Authority of Georgia, Build America Bonds 6.637%, 04/01/57	2,000,000	2,245,120
New Jersey State Turnpike Authority, Build America Bonds 7.414%, 01/01/40	3,500,000	5,035,100
Oregon School Boards Association, Build America Bonds 5.680%, 06/30/28	1,900,000	2,216,122
State of California General Obligation Unlimited, Build America Bonds 7.300%, 10/01/39	2,000,000	2,826,120
State of Illinois, Build America Bonds 5.100%, 06/01/33	1,230,000	1,122,277

Total Municipals (Cost $14,824,920)		16,343,048

Asset-Backed Securities—0.5%

Asset-Backed - Automobile—0.2%
Capital Auto Receivables Asset Trust 1.940%, 01/21/20	2,000,000	2,006,711
Honda Auto Receivables Owner Trust 1.330%, 11/18/22	1,011,000	996,719
Nissan Auto Receivables Owner Trust 1.790%, 01/17/22	1,498,000	1,498,086

		4,501,516

Asset-Backed - Credit Card—0.3%
Citibank Credit Card Issuance Trust 2.150%, 07/15/21	2,980,000	3,005,397
2.880%, 01/23/23	4,924,000	5,057,165

		8,062,562

Total Asset-Backed Securities (Cost $12,524,967)		12,564,078

Short-Term Investments—0.6%

Discount Notes—0.3%
Federal Home Loan Bank 0.453%, 04/03/17 (c)	100,000	100,000
0.523%, 04/28/17 (c)	400,000	399,808
0.541%, 05/10/17 (c)	1,600,000	1,598,800
0.579%, 05/24/17 (c)	2,800,000	2,797,105
0.687%, 04/17/17 (c)	3,500,000	3,499,062

		8,394,775

U.S. Treasury—0.3%
U.S. Treasury Bills 0.524%, 05/11/17 (c)	400,000	399,697
0.630%, 08/10/17 (c)	2,700,000	2,692,356
0.727%, 06/22/17 (c)	5,900,000	5,890,135

		8,982,188

Total Short-Term Investments (Cost $17,379,252)		17,376,963

BHFTII-173

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (d)—10.7%

Security Description	Principal Amount*	Value

Certificates of Deposit—5.9%
ABN AMRO Bank NV
Zero Coupon, 06/23/17	4,980,501	$4,987,700
Banco Del Estado De Chile New York 1.426%, 06/21/17 (a)	4,000,000	4,002,168
Bank of America N.A. 1.271%, 07/11/17 (a)	10,000,000	10,010,582
Bank of Montreal Chicago 1.081%, 09/06/17 (a)	7,500,000	7,507,655
Bank of Nova Scotia Houston 1.355%, 11/03/17 (a)	4,000,000	4,004,394
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (a)	3,000,000	3,001,449
1.510%, 08/18/17	7,973,124	7,904,969
Canadian Imperial Bank 1.392%, 10/27/17 (a)	2,500,000	2,503,007
Chiba Bank, Ltd., New York 1.100%, 04/03/17	1,000,000	1,000,005
1.100%, 04/07/17	3,000,000	3,000,033
Cooperative Rabobank UA New York 1.422%, 10/13/17 (a)	500,000	500,681
Credit Agricole Corporate and Investment Bank 1.491%, 04/12/17 (a)	1,500,000	1,500,169
Credit Industriel et Commercial 1.440%, 04/05/17 (a)	300,000	300,013
Credit Suisse AG New York 1.511%, 04/03/17 (a)	300,000	300,005
1.581%, 04/11/17 (a)	1,500,000	1,500,123
1.581%, 05/12/17 (a)	5,000,000	5,001,515
Danske Bank A/S London
Zero Coupon, 05/12/17	4,484,471	4,492,856
DNB NOR Bank ASA 1.279%, 07/28/17 (a)	2,800,000	2,801,238
ING Bank NV 1.461%, 04/18/17 (a)	1,600,000	1,600,682
KBC Bank NV 1.120%, 05/08/17	7,500,000	7,501,125
1.150%, 04/27/17	2,000,000	1,998,820
1.170%, 04/06/17	1,000,000	1,000,010
Mitsubishi UFJ Trust and Banking Corp. 1.581%, 04/11/17 (a)	1,000,000	1,000,122
Mizuho Bank, Ltd., New York 1.339%, 08/02/17 (a)	4,500,000	4,502,592
1.591%, 04/11/17 (a)	1,000,000	1,000,076
1.643%, 04/18/17 (a)	1,400,000	1,400,203
National Australia Bank London 1.199%, 05/02/17 (a)	3,500,000	3,501,226
1.338%, 11/09/17 (a)	3,500,000	3,494,295
Natixis New York 1.241%, 08/03/17 (a)	7,500,000	7,504,830
Norinchukin Bank New York 1.346%, 08/21/17 (a)	7,500,000	7,502,347
Oversea-Chinese Banking Corp., Ltd. 1.000%, 06/01/17	5,000,000	4,999,835
Rabobank London 1.422%, 10/13/17 (a)	500,000	501,223

Certificates of Deposit—(Continued)
Royal Bank of Canada New York 1.340%, 04/04/17 (a)	500,000	499,988
1.422%, 10/13/17 (a)	500,000	500,895
Sumitomo Bank New York 1.390%, 06/05/17 (a)	4,000,000	4,001,892
1.410%, 05/05/17 (a)	500,000	500,097
1.578%, 06/19/17 (a)	3,000,000	3,002,028
Sumitomo Mitsui Banking Corp. 1.480%, 08/09/17	1,009,233	1,000,578
Sumitomo Mitsui Banking Corp., New York 1.534%, 04/07/17 (a)	500,000	500,029
1.591%, 04/12/17 (a)	1,000,000	1,000,199
Sumitomo Mitsui Trust Bank, Ltd. 1.120%, 05/08/17	1,000,000	1,000,150
Sumitomo Mitsui Trust Bank, Ltd., New York 1.308%, 08/16/17 (a)	2,500,000	2,501,177
1.359%, 06/02/17 (a)	4,000,000	4,002,592
1.558%, 04/10/17 (a)	1,000,000	1,000,126
1.572%, 04/26/17 (a)	3,000,000	3,000,993
Svenska Handelsbanken New York 1.508%, 05/18/17 (a)	2,000,000	2,001,034
Toronto Dominion Bank New York 1.221%, 03/13/18 (a)	12,000,000	11,995,772
UBS, Stamford 1.301%, 05/12/17 (a)	1,600,000	1,600,394
1.589%, 07/31/17 (a)	3,507,586	3,509,641
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (a)	2,100,000	2,103,433
1.452%, 04/26/17 (a)	2,100,000	2,100,559

		157,647,525

Commercial Paper—2.6%
Barton Capital S.A. 1.160%, 04/07/17	9,969,711	9,998,630
Commonwealth Bank Australia 1.389%, 10/23/17 (a)	2,000,000	2,002,444
DCAT LLC 1.200%, 04/11/17	1,897,973	1,899,476
Den Norske ASA 1.432%, 04/27/17 (a)	4,000,000	4,000,864
Erste Abwicklungsanstalt 1.098%, 07/18/17 (a)	13,000,000	12,998,856
HSBC plc 1.442%, 04/25/17 (a)	4,000,000	4,000,720
LMA S.A. & LMA Americas 1.090%, 05/10/17	4,486,648	4,494,514
Macquarie Bank, Ltd. 1.120%, 04/20/17	997,200	999,351
Manhattan Asset Funding Co. 1.184%, 09/07/17 (a)	5,300,000	5,300,435
National Australia Bank, Ltd. 1.440%, 12/06/17 (a)	2,750,000	2,754,108
Ridgefield Funding Co. LLC 1.184%, 09/07/17 (a)	2,500,000	2,499,705

BHFTII-174

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Sheffield Receivables Co. 1.170%, 04/04/17	5,982,645	$5,999,562
Starbird Funding Corp. 1.441%, 06/13/17 (a)	8,000,000	8,002,824
Versailles Commercial Paper LLC 1.120%, 04/24/17	2,991,600	2,998,161
Westpac Banking Corp. 1.380%, 10/20/17 (a)	2,100,000	2,103,806

		70,053,456

Repurchase Agreements—1.7%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $854,658 on 04/03/17, collateralized by $1,229,224 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $871,696.	854,604	854,604
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/31/17 at 0.880% to be repurchased at $2,200,161 on 04/03/17, collateralized by $2,251,672 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.000%, maturity dates ranging from 03/15/18 - 08/15/25, with a value of $2,244,001.	2,200,000	2,200,000
Repurchase Agreement dated 01/25/17 at 1.460% to be repurchased at $1,509,673 on 07/03/17, collateralized by various Common Stock with a value of $1,650,000.	1,500,000	1,500,000
Deutsche Bank AG, London
Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $100,008 on 04/03/17, collateralized by $101,178 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $102,001.	100,000	100,000
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $13,008,450 on 04/03/17, collateralized by $2,008,477 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $14,273,825.	13,000,000	13,000,000
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $3,000,325 on 04/03/17, collateralized by $463,495 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $3,293,960.	3,000,000	3,000,000

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $6,537,440 on 06/02/17, collateralized by various Common Stock with a value of $7,150,000.	6,500,000	6,500,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $1,000,068 on 04/03/17, collateralized by $993,744 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $1,020,616.	1,000,000	1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $4,140,146 on 07/03/17, collateralized by various Common Stock with a value of $4,510,000.	4,100,000	4,100,000
Natixis New York
Repurchase Agreement dated 03/31/17 at 0.980% to be repurchased at $6,000,490 on 04/03/17, collateralized by $7,023,908 U.S. Government Agency and Treasury Obligations with rates ranging from 1.343% - 6.000% , maturity dates ranging from 06/30/18 - 01/16/58, with a value of $6,120,500.	6,000,000	6,000,000
Repurchase Agreement dated 03/30/17 at 0.980% to be repurchased at $5,000,953 on 04/06/17, collateralized by $10,891,657 U.S. Government Agency Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 10/09/19 - 08/16/58, with a value of $5,100,557.	5,000,000	5,000,000
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $1,500,116 on 04/03/17, collateralized by $4,490,212 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $1,530,000.	1,500,000	1,500,000

		44,754,604

Time Deposits—0.5%
Nordea Bank New York 0.810%, 04/03/17	2,000,000	2,000,000
OP Corporate Bank plc 1.180%, 04/24/17	3,500,000	3,500,000
Shinkin Central Bank 1.350%, 04/21/17	1,150,000	1,150,000
1.440%, 04/25/17	1,500,000	1,500,000
1.440%, 04/26/17	2,000,000	2,000,000
1.440%, 04/27/17	2,000,000	2,000,000

BHFTII-175

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Skandanaviska Enskilda Banken 0.810%, 04/03/17	2,000,000	$2,000,000

		14,150,000

Total Securities Lending Reinvestments (Cost $286,530,206)		286,605,585

Total Investments—110.6% (Cost $2,935,016,900) (e)		2,970,066,336
Other assets and liabilities (net)—(10.6)%		(284,519,189)

Net Assets—100.0%		$2,685,547,147

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $264,336,728 and the collateral received consisted of cash in the amount of $286,535,296. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(e)	As of March 31, 2017, the aggregate cost of investments was $2,935,016,900. The aggregate unrealized appreciation and depreciation of investments were $81,320,581 and $(46,271,145), respectively, resulting in net unrealized appreciation of $35,049,436.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2017, the market value of 144A securities was $8,945,305, which is 0.3% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(ARM)—	Adjustable-Rate Mortgage

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,816,584,139	$—	$1,816,584,139
Total Corporate Bonds & Notes*	—	744,574,856	—	744,574,856
Total Foreign Government*	—	39,181,767	—	39,181,767
Total Mortgage-Backed Securities*	—	36,835,900	—	36,835,900
Total Municipals	—	16,343,048	—	16,343,048
Total Asset-Backed Securities*	—	12,564,078	—	12,564,078
Total Short-Term Investments*	—	17,376,963	—	17,376,963
Total Securities Lending Reinvestments*	—	286,605,585	—	286,605,585
Total Investments	$—	$2,970,066,336	$—	$2,970,066,336

Collateral for Securities Loaned (Liability)	$—	$(286,535,296)	$—	$(286,535,296)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-176

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—95.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
BE Aerospace, Inc.	64,410	$4,129,325
Curtiss-Wright Corp.	28,266	2,579,555
Esterline Technologies Corp. (a) (b)	18,845	1,621,612
Huntington Ingalls Industries, Inc.	29,220	5,851,013
KLX, Inc. (a)	33,331	1,489,896
Orbital ATK, Inc.	36,530	3,579,940
Teledyne Technologies, Inc. (a)	22,355	2,827,014

		22,078,355

Airlines—0.4%
JetBlue Airways Corp. (a)	213,943	4,409,365

Auto Components—0.7%
Cooper Tire & Rubber Co. (b)	33,433	1,482,754
Dana, Inc.	91,418	1,765,282
Gentex Corp. (b)	182,371	3,889,973

		7,138,009

Automobiles—0.3%
Thor Industries, Inc. (b)	30,376	2,920,045

Banks—7.2%
Associated Banc-Corp.	96,363	2,351,257
BancorpSouth, Inc. (b)	54,143	1,637,826
Bank of Hawaii Corp. (b)	27,070	2,229,485
Bank of the Ozarks, Inc.	57,870	3,009,819
Cathay General Bancorp (b)	47,509	1,790,139
Chemical Financial Corp. (b)	45,112	2,307,479
Commerce Bancshares, Inc. (b)	55,473	3,115,364
Cullen/Frost Bankers, Inc. (b)	36,018	3,204,521
East West Bancorp, Inc.	91,515	4,723,089
First Horizon National Corp.	148,334	2,744,179
FNB Corp.	203,421	3,024,870
Fulton Financial Corp. (b)	110,513	1,972,657
Hancock Holding Co.	53,486	2,436,287
International Bancshares Corp.	36,862	1,304,915
MB Financial, Inc. (b)	45,175	1,934,393
PacWest Bancorp (b)	76,091	4,052,607
PrivateBancorp, Inc.	50,799	3,015,937
Prosperity Bancshares, Inc. (b)	44,103	3,074,420
Signature Bank (a)	34,077	5,056,686
SVB Financial Group (a) (b)	33,206	6,179,305
Synovus Financial Corp.	77,633	3,184,506
TCF Financial Corp.	108,427	1,845,428
Texas Capital Bancshares, Inc. (a)	31,433	2,623,084
Trustmark Corp. (b)	42,967	1,365,921
UMB Financial Corp.	27,824	2,095,425
Umpqua Holdings Corp.	139,870	2,481,294
Valley National Bancorp (b)	167,479	1,976,252
Webster Financial Corp. (b)	58,410	2,922,836
Wintrust Financial Corp.	33,254	2,298,516

		79,958,497

Beverages—0.1%
Boston Beer Co., Inc. (The) - Class A (a) (b)	5,907	854,448

Biotechnology—0.7%
Bioverativ, Inc. (a)	68,526	$3,731,926
United Therapeutics Corp. (a) (b)	28,541	3,863,881

		7,595,807

Building Products—0.8%
A.O. Smith Corp.	93,487	4,782,795
Lennox International, Inc.	24,556	4,108,219

		8,891,014

Capital Markets—2.7%
Eaton Vance Corp.	72,854	3,275,516
FactSet Research Systems, Inc. (b)	25,116	4,141,880
Federated Investors, Inc. - Class B (b)	58,745	1,547,343
Janus Capital Group, Inc. (b)	91,252	1,204,526
Legg Mason, Inc.	55,053	1,987,964
MarketAxess Holdings, Inc.	23,885	4,478,199
MSCI, Inc.	57,476	5,586,092
SEI Investments Co.	84,875	4,281,095
Stifel Financial Corp. (a)	43,258	2,171,119
Waddell & Reed Financial, Inc. - Class A (b)	53,495	909,415

		29,583,149

Chemicals—3.3%
Ashland Global Holdings, Inc.	39,494	4,889,752
Cabot Corp.	39,478	2,365,127
Chemours Co. (The)	116,261	4,476,048
Minerals Technologies, Inc.	22,241	1,703,661
NewMarket Corp. (b)	5,869	2,660,007
Olin Corp. (b)	104,992	3,451,087
PolyOne Corp. (b)	52,157	1,778,032
RPM International, Inc.	84,791	4,666,049
Scotts Miracle-Gro Co. (The)	28,110	2,625,193
Sensient Technologies Corp.	28,159	2,231,882
Valspar Corp. (The)	46,401	5,147,727

		35,994,565

Commercial Services & Supplies—1.4%
Clean Harbors, Inc. (a) (b)	33,086	1,840,243
Copart, Inc. (a) (b)	64,884	4,018,266
Deluxe Corp. (b)	30,793	2,222,331
Herman Miller, Inc.	38,028	1,199,783
HNI Corp.	27,919	1,286,787
MSA Safety, Inc.	19,894	1,406,307
Pitney Bowes, Inc.	118,322	1,551,201
Rollins, Inc.	60,897	2,261,106

		15,786,024

Communications Equipment—1.4%
ARRIS International plc (a)	120,752	3,193,890
Brocade Communications Systems, Inc.	258,801	3,229,837
Ciena Corp. (a) (b)	89,658	2,116,825
InterDigital, Inc.	21,777	1,879,355
NetScout Systems, Inc. (a)	58,264	2,211,119
Plantronics, Inc.	21,064	1,139,773

BHFTII-177

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Communications Equipment—(Continued)
ViaSat, Inc. (a) (b)	33,632	$2,146,394

		15,917,193

Construction & Engineering—1.1%
AECOM (a)	98,591	3,508,854
Dycom Industries, Inc. (a) (b)	19,946	1,853,981
EMCOR Group, Inc.	37,871	2,383,979
Granite Construction, Inc. (b)	25,153	1,262,429
KBR, Inc.	90,696	1,363,161
Valmont Industries, Inc.	14,296	2,223,028

		12,595,432

Construction Materials—0.3%
Eagle Materials, Inc.	30,730	2,985,112

Consumer Finance—0.3%
SLM Corp. (a)	272,384	3,295,846

Containers & Packaging—1.7%
AptarGroup, Inc. (b)	39,566	3,046,186
Bemis Co., Inc.	58,685	2,867,349
Greif, Inc. - Class A	16,387	902,760
Owens-Illinois, Inc. (a) (b)	102,959	2,098,304
Packaging Corp. of America (b)	59,800	5,478,876
Silgan Holdings, Inc.	23,763	1,410,572
Sonoco Products Co. (b)	62,999	3,333,907

		19,137,954

Distributors—0.3%
Pool Corp.	26,125	3,117,496

Diversified Consumer Services—0.7%
DeVry Education Group, Inc.	36,325	1,287,721
Graham Holdings Co. - Class B	2,953	1,770,471
Service Corp. International	119,483	3,689,635
Sotheby’s (a)	29,256	1,330,563

		8,078,390

Diversified Telecommunication Services—0.1%
Frontier Communications Corp. (b)	744,645	1,593,540

Electric Utilities—1.8%
Great Plains Energy, Inc. (b)	136,722	3,995,017
Hawaiian Electric Industries, Inc. (b)	69,029	2,299,356
IDACORP, Inc. (b)	31,991	2,653,973
OGE Energy Corp. (b)	126,768	4,434,345
PNM Resources, Inc.	50,562	1,870,794
Westar Energy, Inc.	90,167	4,893,363

		20,146,848

Electrical Equipment—0.8%
EnerSys	27,568	2,176,218
Hubbell, Inc.	32,732	3,929,476

Electrical Equipment—(Continued)
Regal-Beloit Corp.	28,432	2,150,881

		8,256,575

Electronic Equipment, Instruments & Components—4.4%
Arrow Electronics, Inc. (a)	56,451	4,144,068
Avnet, Inc.	81,820	3,744,083
Belden, Inc.	26,777	1,852,701
Cognex Corp. (b)	54,625	4,585,769
Coherent, Inc. (a)	15,587	3,205,311
IPG Photonics Corp. (a)	23,780	2,870,246
Jabil Circuit, Inc.	115,676	3,345,350
Keysight Technologies, Inc. (a)	116,147	4,197,552
Knowles Corp. (a) (b)	56,299	1,066,866
Littelfuse, Inc.	14,367	2,297,427
National Instruments Corp. (b)	67,422	2,195,260
SYNNEX Corp.	18,501	2,071,002
Tech Data Corp. (a) (b)	21,954	2,061,481
Trimble, Inc. (a) (b)	160,144	5,126,209
VeriFone Systems, Inc. (a)	70,826	1,326,571
Vishay Intertechnology, Inc. (b)	85,026	1,398,678
Zebra Technologies Corp. - Class A (a)	33,565	3,062,806

		48,551,380

Energy Equipment & Services—1.4%
Diamond Offshore Drilling, Inc. (a)	40,924	683,840
Dril-Quip, Inc. (a) (b)	23,999	1,309,145
Ensco plc - Class A (b)	192,368	1,721,694
Nabors Industries, Ltd. (b)	181,131	2,367,382
Noble Corp. plc (b)	155,316	961,406
Oceaneering International, Inc. (b)	62,254	1,685,838
Oil States International, Inc. (a)	32,610	1,081,022
Patterson-UTI Energy, Inc.	105,586	2,562,572
Rowan Cos. plc - Class A (a) (b)	79,662	1,241,134
Superior Energy Services, Inc. (a) (b)	97,014	1,383,420

		14,997,453

Equity Real Estate Investment Trusts—8.9%
American Campus Communities, Inc.	84,610	4,026,590
Camden Property Trust	55,560	4,470,358
Care Capital Properties, Inc. (b)	53,355	1,433,649
CoreCivic, Inc.	74,692	2,346,823
Corporate Office Properties Trust (b)	62,635	2,073,218
Cousins Properties, Inc. (b)	265,569	2,196,256
CyrusOne, Inc. (b)	47,172	2,427,943
DCT Industrial Trust, Inc.	58,334	2,807,032
Douglas Emmett, Inc.	92,321	3,545,126
Duke Realty Corp. (b)	225,701	5,929,165
Education Realty Trust, Inc. (b)	46,437	1,896,951
EPR Properties (b)	40,693	2,996,226
First Industrial Realty Trust, Inc. (b)	74,443	1,982,417
Geo Group, Inc. (The)	51,996	2,411,055
Healthcare Realty Trust, Inc.	73,913	2,402,172
Highwoods Properties, Inc.	64,536	3,170,654
Hospitality Properties Trust	104,274	3,287,759
Kilroy Realty Corp.	62,065	4,473,645

BHFTII-178

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Lamar Advertising Co. - Class A (b)	52,575	$3,929,455
LaSalle Hotel Properties	71,767	2,077,655
Liberty Property Trust	93,307	3,596,985
Life Storage, Inc.	29,509	2,423,279
Mack-Cali Realty Corp.	57,031	1,536,415
Medical Properties Trust, Inc. (b)	203,722	2,625,977
National Retail Properties, Inc.	93,461	4,076,769
Omega Healthcare Investors, Inc. (b)	124,888	4,120,055
Potlatch Corp.	25,738	1,176,227
Quality Care Properties, Inc. (a)	59,411	1,120,491
Rayonier, Inc.	78,048	2,211,880
Senior Housing Properties Trust	150,788	3,053,457
Tanger Factory Outlet Centers, Inc.	61,103	2,002,345
Taubman Centers, Inc.	38,414	2,536,092
Uniti Group, Inc. (a)	89,000	2,300,650
Urban Edge Properties (b)	58,253	1,532,054
Washington Prime Group, Inc.	117,649	1,022,370
Weingarten Realty Investors	74,795	2,497,405

		97,716,600

Food & Staples Retailing—0.6%
Casey’s General Stores, Inc. (b)	24,871	2,791,770
Sprouts Farmers Market, Inc. (a)	81,431	1,882,685
United Natural Foods, Inc. (a) (b)	32,109	1,388,072

		6,062,527

Food Products—2.9%
Dean Foods Co.	57,612	1,132,652
Flowers Foods, Inc.	116,695	2,265,050
Hain Celestial Group, Inc. (The) (a)	65,666	2,442,775
Ingredion, Inc.	45,571	5,488,115
Lamb Weston Holdings, Inc.	88,079	3,704,603
Lancaster Colony Corp.	12,363	1,592,849
Post Holdings, Inc. (a)	40,803	3,571,079
Snyder’s-Lance, Inc. (b)	54,413	2,193,388
Tootsie Roll Industries, Inc. (b)	11,360	424,287
TreeHouse Foods, Inc. (a)	36,054	3,052,332
WhiteWave Foods Co. (The) (a)	112,499	6,316,819

		32,183,949

Gas Utilities—2.1%
Atmos Energy Corp.	66,763	5,273,609
National Fuel Gas Co. (b)	54,166	3,229,377
New Jersey Resources Corp. (b)	54,789	2,169,644
ONE Gas, Inc.	33,161	2,241,684
Southwest Gas Holdings, Inc.	30,182	2,502,390
UGI Corp.	109,773	5,422,786
WGL Holdings, Inc. (b)	32,513	2,683,298

		23,522,788

Health Care Equipment & Supplies—3.6%
ABIOMED, Inc. (a)	25,703	3,218,016
Align Technology, Inc. (a)	47,900	5,494,609
Globus Medical, Inc. - Class A (a) (b)	45,658	1,352,390
Halyard Health, Inc. (a) (b)	29,625	1,128,416

Health Care Equipment & Supplies—(Continued)
Hill-Rom Holdings, Inc.	37,752	2,665,291
LivaNova plc (a) (b)	27,524	1,348,951
Masimo Corp. (a)	28,485	2,656,511
NuVasive, Inc. (a) (b)	32,119	2,398,647
ResMed, Inc.	89,921	6,471,614
STERIS plc	53,914	3,744,866
Teleflex, Inc.	28,505	5,522,274
West Pharmaceutical Services, Inc.	46,504	3,795,192

		39,796,777

Health Care Providers & Services—1.8%
HealthSouth Corp. (b)	56,528	2,419,964
LifePoint Health, Inc. (a) (b)	25,356	1,660,818
MEDNAX, Inc. (a)	59,538	4,130,746
Molina Healthcare, Inc. (a)	27,017	1,231,975
Owens & Minor, Inc. (b)	38,745	1,340,577
Tenet Healthcare Corp. (a) (b)	50,687	897,667
VCA, Inc. (a)	51,567	4,718,380
WellCare Health Plans, Inc. (a)	28,122	3,942,986

		20,343,113

Health Care Technology—0.1%
Allscripts Healthcare Solutions, Inc. (a) (b)	114,586	1,452,950

Hotels, Restaurants & Leisure—2.6%
Brinker International, Inc. (b)	31,026	1,363,903
Buffalo Wild Wings, Inc. (a) (b)	11,039	1,686,207
Cheesecake Factory, Inc. (The) (b)	28,175	1,785,168
Churchill Downs, Inc.	7,823	1,242,683
Cracker Barrel Old Country Store, Inc. (b)	15,262	2,430,473
Domino’s Pizza, Inc. (b)	30,502	5,621,519
Dunkin’ Brands Group, Inc.	58,360	3,191,125
International Speedway Corp. - Class A	16,072	593,860
Jack in the Box, Inc.	20,086	2,043,148
Panera Bread Co. - Class A (a) (b)	13,548	3,547,815
Papa John’s International, Inc.	16,799	1,344,592
Texas Roadhouse, Inc.	40,856	1,819,318
Wendy’s Co. (The) (b)	122,260	1,663,959

		28,333,770

Household Durables—1.5%
CalAtlantic Group, Inc. (b)	45,779	1,714,423
Helen of Troy, Ltd. (a)	17,131	1,613,740
KB Home (b)	52,790	1,049,465
NVR, Inc. (a) (b)	2,187	4,607,747
Tempur Sealy International, Inc. (a) (b)	29,710	1,380,327
Toll Brothers, Inc. (a) (b)	93,847	3,388,815
TRI Pointe Group, Inc. (a)	100,692	1,262,678
Tupperware Brands Corp.	32,163	2,017,263

		17,034,458

Household Products—0.2%
Energizer Holdings, Inc. (b)	39,314	2,191,756

BHFTII-179

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—0.4%
Carlisle Cos., Inc.	40,985	$4,361,214

Insurance—4.7%
Alleghany Corp. (a)	9,801	6,024,283
American Financial Group, Inc.	46,397	4,427,202
Aspen Insurance Holdings, Ltd.	37,981	1,976,911
Brown & Brown, Inc.	72,865	3,039,928
CNO Financial Group, Inc.	110,321	2,261,580
Everest Re Group, Ltd.	25,955	6,068,539
First American Financial Corp. (b)	69,804	2,741,901
Genworth Financial, Inc. - Class A (a) (b)	316,389	1,303,523
Hanover Insurance Group, Inc. (The)	27,006	2,432,160
Kemper Corp. (b)	30,932	1,234,187
Mercury General Corp. (b)	23,163	1,412,711
Old Republic International Corp.	155,150	3,177,472
Primerica, Inc. (b)	29,010	2,384,622
Reinsurance Group of America, Inc.	40,839	5,185,736
RenaissanceRe Holdings, Ltd.	25,991	3,759,598
W.R. Berkley Corp. (b)	61,555	4,347,630

		51,777,983

Internet & Direct Marketing Retail—0.1%
HSN, Inc.	20,277	752,277

Internet Software & Services—0.6%
j2 Global, Inc. (b)	30,575	2,565,548
LogMeIn, Inc.	33,372	3,253,770
WebMD Health Corp. (a) (b)	23,951	1,261,739

		7,081,057

IT Services—3.8%
Acxiom Corp. (a)	49,553	1,410,774
Broadridge Financial Solutions, Inc.	75,079	5,101,618
Computer Sciences Corp.	89,642	6,186,194
Convergys Corp.	59,962	1,268,196
CoreLogic, Inc. (a)	53,555	2,180,760
DST Systems, Inc.	20,026	2,453,185
Gartner, Inc. (a) (c)	52,467	5,665,911
Jack Henry & Associates, Inc.	49,278	4,587,782
Leidos Holdings, Inc. (b)	90,668	4,636,762
MAXIMUS, Inc.	41,142	2,559,032
NeuStar, Inc. - Class A (a)	35,008	1,160,515
Science Applications International Corp.	27,855	2,072,412
WEX, Inc. (a)	24,415	2,526,953

		41,810,094

Leisure Products—0.6%
Brunswick Corp.	56,829	3,477,935
Polaris Industries, Inc. (b)	37,156	3,113,673

		6,591,608

Life Sciences Tools & Services—0.9%
Bio-Rad Laboratories, Inc. - Class A (a)	13,198	2,630,889
Bio-Techne Corp. (b)	23,685	2,407,580
Charles River Laboratories International, Inc. (a)	30,071	2,704,887

Life Sciences Tools & Services—(Continued)
PAREXEL International Corp. (a)	32,345	2,041,293

		9,784,649

Machinery—4.6%
AGCO Corp.	42,363	2,549,405
Crane Co.	31,914	2,388,125
Donaldson Co., Inc.	83,827	3,815,805
Graco, Inc. (b)	35,550	3,346,677
IDEX Corp.	48,401	4,525,978
ITT, Inc. (b)	55,987	2,296,587
Joy Global, Inc.	63,236	1,786,417
Kennametal, Inc. (b)	50,905	1,997,003
Lincoln Electric Holdings, Inc.	39,204	3,405,259
Nordson Corp. (b)	33,972	4,173,120
Oshkosh Corp.	47,362	3,248,560
Terex Corp. (b)	67,223	2,110,802
Timken Co. (The)	44,313	2,002,948
Toro Co. (The)	68,686	4,290,128
Trinity Industries, Inc. (b)	96,606	2,564,889
Wabtec Corp. (b)	54,723	4,268,394
Woodward, Inc.	35,101	2,384,060

		51,154,157

Marine—0.2%
Kirby Corp. (a) (b)	34,187	2,411,893

Media—1.4%
AMC Networks, Inc. - Class A (a)	35,709	2,095,404
Cable One, Inc.	2,978	1,859,672
Cinemark Holdings, Inc.	67,128	2,976,455
John Wiley & Sons, Inc. - Class A	28,530	1,534,914
Live Nation Entertainment, Inc. (a)	83,939	2,549,227
Meredith Corp. (b)	23,221	1,500,077
New York Times Co. (The) - Class A	77,374	1,114,186
Time, Inc.	62,967	1,218,411

		14,848,346

Metals & Mining—2.0%
Allegheny Technologies, Inc. (b)	69,043	1,240,012
Carpenter Technology Corp. (b)	29,657	1,106,206
Commercial Metals Co. (b)	73,359	1,403,358
Compass Minerals International, Inc. (b)	21,453	1,455,586
Reliance Steel & Aluminum Co.	46,248	3,700,765
Royal Gold, Inc. (b)	41,472	2,905,114
Steel Dynamics, Inc.	153,838	5,347,409
United States Steel Corp.	110,636	3,740,603
Worthington Industries, Inc.	27,889	1,257,515

		22,156,568

Multi-Utilities—1.0%
Black Hills Corp. (b)	33,887	2,252,469
MDU Resources Group, Inc.	123,975	3,393,196
NorthWestern Corp.	30,694	1,801,738
Vectren Corp.	52,637	3,085,054

		10,532,457

BHFTII-180

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multiline Retail—0.3%
Big Lots, Inc. (b)	28,286	$1,376,963
Dillard’s, Inc. - Class A (b)	16,042	838,034
J.C. Penney Co., Inc. (a) (b)	195,702	1,205,524

		3,420,521

Oil, Gas & Consumable Fuels—1.8%
CONSOL Energy, Inc. (a)	112,147	1,881,827
Energen Corp. (a)	61,615	3,354,321
Gulfport Energy Corp. (a)	100,822	1,733,130
HollyFrontier Corp. (b)	112,584	3,190,630
QEP Resources, Inc. (a)	152,097	1,933,153
SM Energy Co.	62,149	1,492,819
Western Refining, Inc.	50,369	1,766,441
World Fuel Services Corp.	44,392	1,609,210
WPX Energy, Inc. (a)	251,578	3,368,629

		20,330,160

Paper & Forest Products—0.3%
Domtar Corp. (b)	39,730	1,450,940
Louisiana-Pacific Corp. (a)	91,609	2,273,735

		3,724,675

Personal Products—0.5%
Avon Products, Inc. (a) (b)	278,028	1,223,323
Edgewell Personal Care Co. (a)	36,448	2,665,807
Nu Skin Enterprises, Inc. - Class A (b)	31,367	1,742,123

		5,631,253

Pharmaceuticals—0.6%
Akorn, Inc. (a)	55,283	1,331,214
Catalent, Inc. (a)	79,185	2,242,519
Endo International plc (a) (b)	125,961	1,405,725
Prestige Brands Holdings, Inc. (a) (b)	33,603	1,866,983

		6,846,441

Professional Services—0.6%
CEB, Inc.	20,488	1,610,357
FTI Consulting, Inc. (a)	26,150	1,076,595
ManpowerGroup, Inc. (b)	42,938	4,404,151

		7,091,103

Real Estate Management & Development—0.4%
Alexander & Baldwin, Inc. (b)	29,286	1,303,813
Jones Lang LaSalle, Inc.	28,723	3,201,178

		4,504,991

Road & Rail—1.0%
Avis Budget Group, Inc. (a)	54,586	1,614,654
Genesee & Wyoming, Inc. - Class A (a)	38,912	2,640,568
Landstar System, Inc.	26,518	2,271,267
Old Dominion Freight Line, Inc.	43,972	3,762,684
Werner Enterprises, Inc. (b)	28,412	744,394

		11,033,567

Semiconductors & Semiconductor Equipment—2.3%
Cirrus Logic, Inc. (a)	40,773	2,474,513
Cree, Inc. (a) (b)	61,830	1,652,716
Cypress Semiconductor Corp. (b)	208,140	2,864,006
First Solar, Inc. (a) (b)	49,534	1,342,371
Integrated Device Technology, Inc. (a)	84,692	2,004,660
Microsemi Corp. (a)	73,194	3,771,687
Monolithic Power Systems, Inc. (b)	24,044	2,214,452
Silicon Laboratories, Inc. (a)	26,592	1,955,842
Synaptics, Inc. (a)	22,444	1,111,203
Teradyne, Inc.	127,147	3,954,272
Versum Materials, Inc. (a)	68,984	2,110,910

		25,456,632

Software—3.9%
ACI Worldwide, Inc. (a) (b)	74,452	1,592,528
ANSYS, Inc. (a)	54,193	5,791,606
Cadence Design Systems, Inc. (a)	176,957	5,556,450
CDK Global, Inc.	92,047	5,983,976
CommVault Systems, Inc. (a)	26,612	1,351,890
Fair Isaac Corp.	19,716	2,542,378
Fortinet, Inc. (a)	94,596	3,627,757
Manhattan Associates, Inc. (a) (b)	44,688	2,326,010
PTC, Inc. (a) (b)	73,457	3,860,165
Take-Two Interactive Software, Inc. (a)	64,373	3,815,388
Tyler Technologies, Inc. (a) (b)	21,274	3,288,109
Ultimate Software Group, Inc. (The) (a) (b)	18,830	3,675,804

		43,412,061

Specialty Retail—2.1%
Aaron’s, Inc. (b)	40,399	1,201,466
American Eagle Outfitters, Inc.	108,525	1,522,606
Cabela’s, Inc. (a)	32,620	1,732,448
Chico’s FAS, Inc. (b)	82,017	1,164,641
CST Brands, Inc.	48,046	2,310,532
Dick’s Sporting Goods, Inc.	55,820	2,716,201
GameStop Corp. - Class A	64,668	1,458,264
Michaels Cos., Inc. (The) (a)	67,147	1,503,421
Murphy USA, Inc. (a) (b)	22,017	1,616,488
Office Depot, Inc.	326,798	1,524,513
Sally Beauty Holdings, Inc. (a) (b)	91,131	1,862,718
Urban Outfitters, Inc. (a)	56,075	1,332,342
Williams-Sonoma, Inc. (b)	51,302	2,750,813

		22,696,453

Technology Hardware, Storage & Peripherals—0.6%
3D Systems Corp. (a) (b)	68,241	1,020,886
Diebold Nixdorf, Inc. (b)	47,889	1,470,192
NCR Corp. (a)	79,093	3,612,968

		6,104,046

Textiles, Apparel & Luxury Goods—0.7%
Carter’s, Inc.	30,851	2,770,420
Deckers Outdoor Corp. (a)	20,273	1,210,906
Kate Spade & Co. (a) (b)	81,436	1,891,758

BHFTII-181

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
Skechers USA, Inc. - Class A (a)	84,915	$2,330,917

		8,204,001

Thrifts & Mortgage Finance—0.6%
New York Community Bancorp, Inc.	310,066	4,331,622
Washington Federal, Inc.	56,668	1,875,711

		6,207,333

Trading Companies & Distributors—0.8%
GATX Corp. (b)	25,010	1,524,610
MSC Industrial Direct Co., Inc. - Class A	28,469	2,925,474
NOW, Inc. (a) (b)	68,223	1,157,062
Watsco, Inc.	19,273	2,759,508

		8,366,654

Water Utilities—0.3%
Aqua America, Inc. (b)	112,639	3,621,344

Wireless Telecommunication Services—0.1%
Telephone & Data Systems, Inc.	59,460	1,576,285

Total Common Stocks (Cost $755,225,414)		1,054,011,008

Mutual Fund – 2.2%

Investment Company Security—2.2%
SPDR S&P MidCap 400 ETF Trust (b) (Cost $23,296,897)	76,800	23,993,856

Short-Term Investments—2.5%

Discount Notes—1.4%
Federal Home Loan Bank 0.475%, 04/10/17 (d)	950,000	949,873
0.487%, 04/17/17 (d)	925,000	924,752
0.493%, 04/21/17 (d)	400,000	399,862
0.545%, 05/12/17 (d)	6,625,000	6,619,760
0.624%, 07/19/17 (d)	475,000	473,899
0.664%, 04/11/17 (d)	225,000	224,965
0.689%, 06/01/17 (d)	3,125,000	3,121,159
0.740%, 04/19/17 (d)	200,000	199,939
0.761%, 05/19/17 (d)	350,000	349,673
0.783%, 06/21/17 (d)	1,775,000	1,772,078

		15,035,960

U.S. Treasury—1.1%
U.S. Treasury Bills 0.461%, 04/13/17 (d)	8,000,000	7,998,392
0.630%, 08/03/17 (d)	1,050,000	1,047,188
0.705%, 04/27/17 (d)	3,350,000	3,348,369

		12,393,949

Total Short-Term Investments (Cost $27,431,955)		27,429,909

Securities Lending Reinvestments (e)–18.1%
Security Description	Principal Amount*	Value

Certificates of Deposit—10.8%
ABN AMRO Bank NV Zero Coupon, 05/05/17	2,193,653	2,198,196
Banco Del Estado De Chile New York 1.426%, 06/21/17 (f)	1,000,000	1,000,542
Bank of America N.A. 1.271%, 07/11/17 (f)	9,000,000	9,009,524
Canadian Imperial Bank 1.392%, 10/27/17 (f)	2,000,000	2,002,406
1.454%, 05/24/17 (f)	1,000,585	1,000,350
Chiba Bank, Ltd., New York 1.100%, 04/07/17	1,000,000	1,000,011
1.240%, 05/11/17	3,000,000	3,000,798
Cooperative Rabobank UA New York 1.422%, 10/13/17 (f)	1,500,000	1,502,043
Credit Agricole Corporate and Investment Bank 1.491%, 04/12/17 (f)	3,000,000	3,000,339
Credit Industriel et Commercial 1.440%, 04/05/17 (f)	1,500,000	1,500,064
Credit Suisse AG New York 1.511%, 04/03/17 (f)	1,500,000	1,500,024
1.581%, 04/11/17 (f)	2,000,000	2,000,164
1.581%, 05/12/17 (f)	2,000,000	2,000,606
Danske Bank A/S London Zero Coupon, 05/12/17	2,991,317	2,996,910
DNB NOR Bank ASA 1.279%, 07/28/17 (f)	2,500,000	2,501,105
ING Bank NV 1.461%, 04/18/17 (f)	4,000,000	4,001,705
KBC Bank NV 1.120%, 05/08/17	2,500,000	2,500,375
1.150%, 04/27/17	3,000,000	2,998,230
1.170%, 04/06/17	3,000,000	3,000,030
Mitsubishi UFJ Trust and Banking Corp. 1.581%, 04/11/17 (f)	3,000,000	3,000,366
Mizuho Bank, Ltd., New York 1.339%, 08/02/17 (f)	2,000,000	2,001,152
1.591%, 04/11/17 (f)	3,000,000	3,000,228
1.643%, 04/18/17 (f)	3,700,000	3,700,536
National Australia Bank London 1.199%, 05/02/17 (f)	4,500,000	4,501,577
1.338%, 11/09/17 (f)	2,500,000	2,495,925
Natixis New York 1.241%, 08/03/17 (f)	3,500,000	3,502,254
1.444%, 04/07/17 (f)	3,000,000	3,000,165
Norinchukin Bank New York 1.451%, 07/12/17 (f)	6,000,000	6,005,310
Rabobank London 1.422%, 10/13/17 (f)	1,500,000	1,503,667
Royal Bank of Canada New York 1.340%, 04/04/17 (f)	2,000,000	1,999,950
Sumitomo Bank New York 1.410%, 05/05/17 (f)	750,000	750,146
Sumitomo Mitsui Banking Corp., New York 1.284%, 08/01/17 (f)	4,000,000	4,002,140
1.534%, 04/07/17 (f)	2,000,000	2,000,116
1.591%, 04/12/17 (f)	2,000,000	2,000,399

BHFTII-182

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Sumitomo Mitsui Trust Bank, Ltd. 1.120%, 05/08/17	1,500,000	$1,500,225
Sumitomo Mitsui Trust Bank, Ltd., New York 1.359%, 06/02/17 (f)	1,000,000	1,000,648
1.558%, 04/10/17 (f)	2,500,000	2,500,315
1.572%, 04/26/17 (f)	5,000,000	5,001,655
Svenska Handelsbanken New York 1.508%, 05/18/17 (f)	4,000,000	4,002,068
Toronto Dominion Bank New York 1.330%, 01/10/18 (f)	4,000,000	4,000,784
UBS, Stamford 1.301%, 05/12/17 (f)	2,100,000	2,100,517
1.589%, 07/31/17 (f)	1,703,685	1,704,683
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (f)	2,400,000	2,403,924
1.452%, 04/26/17 (f)	2,500,000	2,500,665

		118,892,837

Commercial Paper—3.1%
Barton Capital S.A. 1.110%, 04/21/17	997,163	999,333
1.160%, 04/07/17	3,489,399	3,499,520
Commonwealth Bank Australia 1.389%, 10/23/17 (f)	3,000,000	3,003,666
Den Norske ASA 1.432%, 04/27/17 (f)	2,500,000	2,500,540
HSBC plc 1.442%, 04/25/17 (f)	5,700,000	5,701,026
Kells Funding LLC 1.100%, 06/05/17	2,789,220	2,793,971
LMA S.A. & LMA Americas 1.090%, 05/10/17	1,495,549	1,498,172
1.120%, 04/13/17	1,994,400	1,999,288
Macquarie Bank, Ltd. 1.120%, 04/20/17	1,994,400	1,998,702
Sheffield Receivables Co. 1.170%, 04/04/17	3,988,430	3,999,708
Versailles Commercial Paper LLC 1.120%, 04/24/17	1,994,400	1,998,774
Westpac Banking Corp. 1.380%, 10/20/17 (f)	3,800,000	3,806,887

		33,799,587

Repurchase Agreements—3.2%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $3,463,511 on 04/03/17, collateralized by $4,981,441 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $3,532,557.	3,463,289	3,463,289
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/17 at 0.880% to be repurchased at $2,100,154 on 04/03/17, collateralized by $2,149,323 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.000%, maturity dates ranging from 03/15/18 - 08/15/25, with a value of $2,142,001.	2,100,000	2,100,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $100,008 on 04/03/17, collateralized by $101,178 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $102,001.	100,000	100,000
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $8,005,200 on 04/03/17, collateralized by $1,235,986 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $8,783,893.	8,000,000	8,000,000
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $2,000,217 on 04/03/17, collateralized by $308,996 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $2,195,973.	2,000,000	2,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $5,028,800 on 06/02/17, collateralized by various Common Stock with a value of $5,500,000.	5,000,000	5,000,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $2,000,137 on 04/03/17, collateralized by $1,987,488 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $2,041,232.	2,000,000	2,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $4,039,167 on 07/03/17, collateralized by various Common Stock with a value of $4,400,000.	4,000,000	4,000,000
Natixis New York Repurchase Agreement dated 03/31/17 at 0.980% to be repurchased at $7,000,572 on 04/03/17, collateralized by $8,194,560 U.S. Government Agency and Treasury Obligations with rates ranging from 1.343% - 6.000% , maturity dates ranging from 06/30/18 - 01/16/58, with a value of $7,140,583.	7,000,000	7,000,000

BHFTII-183

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $2,000,155 on 04/03/17, collateralized by $5,986,949 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $2,040,000.	2,000,000	$2,000,000

		35,663,289

Time Deposits—1.0%
OP Corporate Bank plc 1.180%, 04/24/17	1,000,000	1,000,000
1.200%, 04/10/17	3,000,000	3,000,000
Shinkin Central Bank 1.350%, 04/21/17	1,400,000	1,400,000
1.440%, 04/26/17	3,200,000	3,200,000
1.440%, 04/27/17	800,000	800,000
Skandanaviska Enskilda Banken 0.810%, 04/03/17	2,000,000	2,000,000

		11,400,000

Total Securities Lending Reinvestments (Cost $199,698,881)		199,755,713

Total Investments—118.2% (Cost $1,005,653,147) (g)		1,305,190,486
Other assets and liabilities (net)—(18.2)%		(200,848,256)

Net Assets—100.0%		$1,104,342,230

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $194,635,902 and the collateral received consisted of cash in the amount of $199,645,490. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2017, the amount value of securities pledged was $2,699,750.
(d)	The rate shown represents current yield to maturity.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(g)	As of March 31, 2017, the aggregate cost of investments was $1,005,653,147. The aggregate unrealized appreciation and depreciation of investments were $344,927,817 and $(45,390,478), respectively, resulting in net unrealized appreciation of $299,537,339.
(ETF)—	Exchange-Traded Fund

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
S&P Midcap 400 Index E-Mini Futures	06/16/17	142	USD	24,164,344	$234,096

(USD)—	United States Dollar

BHFTII-184

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,054,011,008	$—	$—	$1,054,011,008
Total Mutual Fund*	23,993,856	—	—	23,993,856
Total Short-Term Investments*	—	27,429,909	—	27,429,909
Total Securities Lending Reinvestments*	—	199,755,713	—	199,755,713
Total Investments	$1,078,004,864	$227,185,622	$—	$1,305,190,486

Collateral for Securities Loaned (Liability)	$—	$(199,645,490)	$—	$(199,645,490)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$234,096	$—	$—	$234,096

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-185

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio (formerly, MSCI EAFE Index Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—97.0% of Net Assets

Security Description	Shares	Value

Australia—7.6%
AGL Energy, Ltd.	54,235	$1,090,985
Alumina, Ltd. (a)	191,453	261,226
Amcor, Ltd.	95,202	1,092,970
AMP, Ltd.	234,994	926,260
APA Group	98,264	671,409
Aristocrat Leisure, Ltd.	41,217	564,697
ASX, Ltd.	16,055	616,958
Aurizon Holdings, Ltd.	157,842	631,795
AusNet Services	138,423	177,702
Australia & New Zealand Banking Group, Ltd.	237,205	5,752,640
Bank of Queensland, Ltd.	24,917	231,025
Bendigo & Adelaide Bank, Ltd.	35,779	331,105
BHP Billiton plc	172,349	2,667,868
BHP Billiton, Ltd.	257,180	4,687,914
Boral, Ltd.	114,731	510,678
Brambles, Ltd.	129,540	922,478
Caltex Australia, Ltd.	24,958	560,586
Challenger, Ltd.	44,035	420,180
CIMIC Group, Ltd.	8,428	230,758
Coca-Cola Amatil, Ltd.	42,510	350,702
Cochlear, Ltd.	5,478	564,822
Commonwealth Bank of Australia	137,934	9,034,070
Computershare, Ltd.	41,806	446,676
Crown Resorts, Ltd.	29,464	265,316
CSL, Ltd.	37,261	3,552,616
Dexus Property Group (REIT)	77,269	576,955
Domino’s Pizza Enterprises, Ltd.	4,938	218,690
DUET Group	178,971	380,834
Fortescue Metals Group, Ltd.	125,869	597,439
Goodman Group (REIT)	139,425	823,391
GPT Group (The) (REIT)	140,241	551,472
Harvey Norman Holdings, Ltd. (a)	44,837	154,258
Healthscope, Ltd.	134,432	232,604
Incitec Pivot, Ltd.	152,808	436,987
Insurance Australia Group, Ltd.	184,566	850,267
Lend Lease Group (REIT)	51,045	606,369
Macquarie Group, Ltd.	24,276	1,668,533
Medibank Private, Ltd.	199,900	429,851
Mirvac Group (REIT)	298,553	498,708
National Australia Bank, Ltd.	212,826	5,395,310
Newcrest Mining, Ltd.	60,310	1,035,010
Oil Search, Ltd.	104,563	573,426
Orica, Ltd.	26,176	351,222
Origin Energy, Ltd.	140,897	755,342
QBE Insurance Group, Ltd.	110,125	1,078,341
Ramsay Health Care, Ltd.	10,616	565,763
REA Group, Ltd.	4,158	187,527
Rio Tinto, Ltd.	34,042	1,568,568
Santos, Ltd. (b)	164,725	475,046
Scentre Group (REIT)	417,733	1,366,743
Seek, Ltd.	22,233	269,976
Sonic Healthcare, Ltd.	32,696	551,417
South32, Ltd.	422,905	889,393
Stockland (REIT)	205,214	727,046
Suncorp Group, Ltd.	108,776	1,095,287
Sydney Airport	80,467	415,413
Tabcorp Holdings, Ltd.	54,472	197,140

Australia—(Continued)
Tatts Group, Ltd.	123,533	417,277
Telstra Corp., Ltd.	335,688	1,192,967
Transurban Group	159,204	1,416,663
Treasury Wine Estates, Ltd.	68,905	641,737
Vicinity Centres (REIT)	252,185	544,298
Vocus Group, Ltd. (a)	38,375	126,296
Wesfarmers, Ltd.	90,211	3,096,773
Westfield Corp. (REIT)	163,017	1,104,089
Westpac Banking Corp.	266,028	7,088,004
Woodside Petroleum, Ltd.	60,391	1,473,551
Woolworths, Ltd.	104,896	2,118,352

		81,307,771

Austria—0.2%
Andritz AG	5,828	292,810
Erste Group Bank AG	25,311	826,435
OMV AG	12,416	489,838
Raiffeisen Bank International AG (b)	9,390	213,903
Voestalpine AG	9,525	375,834

		2,198,820

Belgium—1.1%
Ageas	15,573	610,320
Anheuser-Busch InBev S.A.	61,052	6,724,440
Colruyt S.A.	5,430	267,270
Groupe Bruxelles Lambert S.A.	5,864	533,739
KBC Groep NV	19,558	1,301,023
Proximus	14,232	447,753
Solvay S.A.	5,735	702,663
Telenet Group Holding NV (b)	4,184	249,484
UCB S.A.	9,619	748,073
Umicore S.A.	8,519	486,561

		12,071,326

Denmark—1.6%
AP Moeller - Maersk A/S - Class A	274	443,497
AP Moeller - Maersk A/S - Class B	566	939,262
Carlsberg A/S - Class B	9,405	870,399
Chr Hansen Holding A/S	7,473	480,786
Coloplast A/S - Class B	9,594	751,506
Danske Bank A/S	53,815	1,840,916
DONG Energy A/S	11,778	455,232
DSV A/S	16,462	855,675
Genmab A/S (b)	4,236	818,922
ISS A/S	13,228	500,910
Novo Nordisk A/S - Class B	153,669	5,298,884
Novozymes A/S - B Shares	17,609	700,064
Pandora A/S	9,197	1,022,055
TDC A/S	59,338	306,586
Tryg A/S	8,735	158,952
Vestas Wind Systems A/S	17,209	1,404,831
William Demant Holding A/S (b)	9,405	197,130

		17,045,607

BHFTII-186

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio (formerly, MSCI EAFE Index Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Finland—0.9%
Elisa Oyj	13,058	$463,302
Fortum Oyj (a)	39,670	629,579
Kone Oyj - Class B	26,344	1,160,357
Metso Oyj (a)	7,511	227,782
Neste Oyj (a)	9,073	354,762
Nokia Oyj	468,997	2,537,119
Nokian Renkaat Oyj	10,639	445,376
Orion Oyj - Class B	6,779	354,338
Sampo Oyj - A Shares	35,348	1,682,690
Stora Enso Oyj - R Shares	40,497	480,727
UPM-Kymmene Oyj	42,203	995,707
Wartsila Oyj Abp	12,999	696,985

		10,028,724

France—9.4%
Accor S.A.	13,973	583,637
Aeroports de Paris	2,209	273,663
Air Liquide S.A.	31,702	3,631,694
Alstom S.A. (b)	13,067	390,953
Arkema S.A.	5,073	502,311
Atos SE	7,084	878,086
AXA S.A.	155,873	4,044,058
BNP Paribas S.A.	84,745	5,659,288
Bollore S.A.	61,600	239,143
Bouygues S.A.	14,921	609,659
Bureau Veritas S.A.	19,643	415,463
Cap Gemini S.A.	13,915	1,289,287
Carrefour S.A.	46,421	1,098,054
Casino Guichard Perrachon S.A.	4,364	244,492
Christian Dior SE	4,654	1,085,248
Cie de St-Gobain	40,023	2,063,299
Cie Generale des Etablissements Michelin	14,364	1,750,884
CNP Assurances	10,520	214,692
Credit Agricole S.A.	90,038	1,225,258
Danone S.A.	47,151	3,216,904
Dassault Aviation S.A.	183	233,417
Dassault Systemes SE	10,162	882,411
Edenred	20,034	474,860
Eiffage S.A.	4,533	355,801
Electricite de France S.A.	22,603	190,131
Engie S.A.	126,717	1,797,948
Essilor International S.A.	16,817	2,047,659
Eurazeo S.A.	2,479	163,674
Eutelsat Communications S.A.	14,990	335,991
Fonciere Des Regions (REIT)	3,163	264,608
Gecina S.A. (REIT)	3,255	442,851
Groupe Eurotunnel SE	32,808	331,097
Hermes International	2,256	1,071,604
ICADE (REIT)	3,450	253,174
Iliad S.A.	2,335	523,910
Imerys S.A.	2,253	191,743
Ingenico Group S.A.	4,093	386,865
JCDecaux S.A.	4,706	166,281
Kering	5,893	1,529,556
Klepierre (REIT)	16,658	649,714
L’Oreal S.A.	20,265	3,904,843

France—(Continued)
Lagardere SCA	8,303	245,194
Legrand S.A.	20,811	1,258,911
LVMH Moet Hennessy Louis Vuitton SE	22,305	4,917,047
Natixis S.A.	80,165	495,282
Orange S.A.	164,771	2,570,656
Pernod-Ricard S.A.	17,290	2,051,673
Peugeot S.A. (b)	40,345	815,591
Publicis Groupe S.A.	15,420	1,080,415
Remy Cointreau S.A.	1,860	182,582
Renault S.A.	15,031	1,309,241
Rexel S.A.	28,808	525,199
Safran S.A.	24,884	1,863,908
Sanofi	92,334	8,375,593
Schneider Electric SE	45,859	3,369,839
SCOR SE	11,686	443,413
SEB S.A.	1,809	253,397
SES S.A.	29,140	680,072
SFR Group S.A. (b)	9,888	311,897
Societe BIC S.A.	2,149	268,464
Societe Generale S.A.	60,631	3,091,422
Sodexo S.A.	7,921	934,091
Suez	22,682	359,176
Thales S.A.	7,807	757,034
Total S.A.	182,167	9,226,604
Unibail-Rodamco SE (REIT)	7,985	1,868,078
Valeo S.A.	20,400	1,364,002
Veolia Environnement S.A.	38,440	721,978
Vinci S.A. (a)	40,596	3,229,851
Vivendi S.A.	82,472	1,608,875
Wendel S.A.	2,267	287,964
Zodiac Aerospace	14,929	374,635

		100,456,295

Germany—8.6%
adidas AG	14,905	2,841,820
Allianz SE	36,569	6,791,433
Axel Springer SE	3,006	166,507
BASF SE	73,821	7,336,519
Bayer AG	66,149	7,644,621
Bayerische Motoren Werke AG	26,677	2,439,767
Beiersdorf AG	8,429	800,006
Brenntag AG	12,657	711,718
Commerzbank AG	87,047	788,642
Continental AG	8,799	1,933,954
Covestro AG	5,610	433,145
Daimler AG	77,142	5,711,770
Deutsche Bank AG (b)	109,061	1,883,835
Deutsche Boerse AG (b)	15,450	1,419,636
Deutsche Lufthansa AG	17,782	289,085
Deutsche Post AG	76,616	2,629,753
Deutsche Telekom AG	262,317	4,608,215
Deutsche Wohnen AG	28,299	934,283
E.ON SE	159,825	1,273,680
Evonik Industries AG	13,109	428,675
Fraport AG Frankfurt Airport Services Worldwide	4,331	307,321
Fresenius Medical Care AG & Co. KGaA	17,215	1,455,492

BHFTII-187

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio (formerly, MSCI EAFE Index Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Fresenius SE & Co. KGaA	32,401	$2,609,146
GEA Group AG	14,300	608,764
Hannover Rueck SE	5,368	620,609
HeidelbergCement AG	11,924	1,119,230
Henkel AG & Co. KGaA	7,933	883,685
HOCHTIEF AG	1,646	272,859
Hugo Boss AG	4,934	360,489
Infineon Technologies AG	90,469	1,852,039
Innogy SE (b)	11,200	423,875
K&S AG (a)	14,121	329,097
LANXESS AG	7,402	498,073
Linde AG	15,006	2,504,237
MAN SE	3,022	312,515
Merck KGaA	10,657	1,216,882
Metro AG	15,747	504,934
Muenchener Rueckversicherungs-Gesellschaft AG	13,047	2,559,654
OSRAM Licht AG	8,388	527,227
ProSiebenSat.1 Media SE	18,669	828,748
RWE AG (b)	39,146	650,483
SAP SE	78,616	7,734,020
Siemens AG	60,751	8,343,437
Symrise AG	10,907	727,232
Telefonica Deutschland Holding AG	58,800	292,534
ThyssenKrupp AG	32,245	791,628
TUI AG	37,093	513,753
United Internet AG	8,781	389,511
Volkswagen AG	2,495	372,792
Vonovia SE	36,786	1,299,724
Zalando SE (b)	6,525	264,686

		92,241,740

Hong Kong—3.4%
AIA Group, Ltd.	969,200	6,109,047
ASM Pacific Technology, Ltd.	19,600	266,559
Bank of East Asia, Ltd. (The)	103,920	430,151
BOC Hong Kong Holdings, Ltd.	290,465	1,186,438
Cheung Kong Infrastructure Holdings, Ltd.	57,000	447,332
Cheung Kong Property Holdings, Ltd.	214,440	1,447,743
CK Hutchison Holdings, Ltd.	213,440	2,625,368
CLP Holdings, Ltd.	131,377	1,374,371
Galaxy Entertainment Group, Ltd.	181,000	989,607
Hang Lung Group, Ltd.	74,000	315,730
Hang Lung Properties, Ltd.	222,000	578,177
Hang Seng Bank, Ltd.	60,800	1,233,131
Henderson Land Development Co., Ltd.	98,093	607,650
HK Electric Investments & HK Electric Investments, Ltd.	206,500	190,510
HKT Trust & HKT, Ltd.	314,980	407,749
Hong Kong & China Gas Co., Ltd.	646,116	1,291,852
Hong Kong Exchanges and Clearing, Ltd.	95,700	2,408,205
Hongkong Land Holdings, Ltd.	95,400	734,408
Hysan Development Co., Ltd.	45,000	204,173
Jardine Matheson Holdings, Ltd.	19,700	1,265,768
Jardine Strategic Holdings, Ltd.	18,200	764,412
Kerry Properties, Ltd.	57,500	199,215

Hong Kong—(Continued)
Li & Fung, Ltd.	429,600	186,540
Link REIT (REIT)	181,141	1,268,913
Melco Crown Entertainment, Ltd. (ADR)	16,000	296,640
MTR Corp., Ltd.	110,500	620,556
New World Development Co., Ltd.	476,707	587,759
NWS Holdings, Ltd.	177,000	322,889
PCCW, Ltd.	481,000	283,728
Power Assets Holdings, Ltd.	107,549	927,660
Sands China, Ltd.	190,000	879,397
Sino Land Co., Ltd.	289,600	507,456
Sun Hung Kai Properties, Ltd.	115,250	1,693,185
Swire Pacific, Ltd. - Class A	44,317	443,556
Swire Properties, Ltd.	83,600	267,820
Techtronic Industries Co., Ltd.	128,000	517,576
WH Group, Ltd.	660,000	568,855
Wharf Holdings, Ltd. (The)	104,976	900,773
Wheelock & Co., Ltd.	68,000	537,604
Wynn Macau, Ltd.	134,800	273,966
Yue Yuen Industrial Holdings, Ltd.	50,500	198,620

		36,361,089

Ireland—1.1%
Bank of Ireland (b)	2,405,091	604,166
CRH plc	67,317	2,379,012
DCC plc	7,008	615,915
Experian plc	79,898	1,627,741
James Hardie Industries plc	40,250	631,344
Kerry Group plc - Class A	13,003	1,026,348
Paddy Power Betfair plc	6,200	667,456
Shire plc	71,765	4,167,389

		11,719,371

Israel—0.6%
Azrieli Group, Ltd.	3,653	194,081
Bank Hapoalim B.M.	86,396	525,152
Bank Leumi Le-Israel B.M. (b)	120,713	531,697
Bezeq The Israeli Telecommunication Corp., Ltd.	178,026	319,082
Check Point Software Technologies, Ltd. (b)	10,500	1,077,930
Elbit Systems, Ltd.	1,987	226,722
Frutarom Industries, Ltd.	3,269	182,012
Israel Chemicals, Ltd.	45,583	193,225
Mizrahi Tefahot Bank, Ltd.	11,922	201,653
Nice, Ltd.	5,213	352,936
Teva Pharmaceutical Industries, Ltd. (ADR)	73,053	2,344,271

		6,148,761

Italy—1.8%
Assicurazioni Generali S.p.A.	93,308	1,486,983
Atlantia S.p.A.	31,412	813,049
Enel S.p.A.	626,740	2,958,864
Eni S.p.A.	203,492	3,343,774
Intesa Sanpaolo S.p.A.	993,553	2,705,577
Intesa Sanpaolo S.p.A. - Risparmio Shares	65,400	166,761
Leonardo S.p.A. (b)	28,782	409,122

BHFTII-188

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio (formerly, MSCI EAFE Index Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Luxottica Group S.p.A.	13,581	$751,637
Mediobanca S.p.A.	44,816	405,033
Poste Italiane S.p.A.	41,357	276,459
Prysmian S.p.A.	19,125	506,878
Saipem S.p.A. (b)	422,993	192,504
Snam S.p.A.	193,977	841,085
Telecom Italia S.p.A. (b)	866,636	781,397
Telecom Italia S.p.A. - Risparmio Shares	501,246	367,132
Terna Rete Elettrica Nazionale S.p.A.	118,746	590,577
UniCredit S.p.A.	151,938	2,348,201
UnipolSai S.p.A.	64,500	142,663

		19,087,696

Japan—22.9%
ABC-Mart, Inc.	2,200	128,780
Aeon Co., Ltd.	51,500	752,173
AEON Financial Service Co., Ltd.	8,400	158,691
Air Water, Inc.	10,000	184,909
Aisin Seiki Co., Ltd.	16,500	812,130
Ajinomoto Co., Inc.	44,000	868,683
Alfresa Holdings Corp.	15,300	265,361
Alps Electric Co., Ltd.	13,100	372,513
Amada Holdings Co., Ltd.	27,000	308,839
ANA Holdings, Inc.	84,000	256,536
Aozora Bank, Ltd.	96,000	353,730
Asahi Glass Co., Ltd.	81,000	657,351
Asahi Group Holdings, Ltd.	30,700	1,160,955
Asahi Kasei Corp.	97,000	942,041
Asics Corp.	11,000	176,854
Astellas Pharma, Inc.	174,100	2,295,358
Bandai Namco Holdings, Inc.	16,000	478,930
Bank of Kyoto, Ltd. (The)	22,000	160,638
Benesse Holdings, Inc.	5,400	169,200
Bridgestone Corp.	51,600	2,090,132
Brother Industries, Ltd.	16,400	343,656
Calbee, Inc.	5,500	187,742
Canon, Inc.	83,900	2,626,250
Casio Computer Co., Ltd.	16,900	235,734
Central Japan Railway Co.	11,700	1,910,691
Chiba Bank, Ltd. (The)	49,000	315,568
Chubu Electric Power Co., Inc.	57,000	765,278
Chugai Pharmaceutical Co., Ltd.	16,800	578,130
Chugoku Bank, Ltd. (The)	12,000	174,987
Chugoku Electric Power Co., Inc. (The)	23,700	262,417
Coca-Cola West Co., Ltd.	9,900	319,309
Concordia Financial Group, Ltd.	83,000	385,527
Credit Saison Co., Ltd.	10,500	187,888
Dai Nippon Printing Co., Ltd.	40,000	431,811
Dai-ichi Life Holdings, Inc.	83,600	1,505,772
Daicel Corp.	22,000	265,698
Daiichi Sankyo Co., Ltd.	49,000	1,104,438
Daikin Industries, Ltd.	18,800	1,893,178
Daito Trust Construction Co., Ltd.	6,200	851,848
Daiwa House Industry Co., Ltd.	47,500	1,365,929
Daiwa House Residential Investment Corp. (REIT)	110	285,819
Daiwa Securities Group, Inc.	126,000	769,117

Japan—(Continued)
DeNA Co., Ltd.	8,500	172,619
Denso Corp.	40,100	1,767,493
Dentsu, Inc.	16,600	902,043
Don Quijote Holdings Co., Ltd.	8,200	284,552
East Japan Railway Co.	26,900	2,344,687
Eisai Co., Ltd.	19,300	1,000,510
Electric Power Development Co., Ltd.	10,900	255,221
FamilyMart UNY Holdings Co., Ltd.	6,600	393,207
FANUC Corp.	15,300	3,141,706
Fast Retailing Co., Ltd.	4,200	1,320,630
Fuji Electric Co., Ltd.	43,000	255,991
Fuji Heavy Industries, Ltd.	49,600	1,824,645
FUJIFILM Holdings Corp.	36,700	1,435,791
Fujitsu, Ltd.	146,000	894,952
Fukuoka Financial Group, Inc.	53,000	229,956
Hachijuni Bank, Ltd. (The)	30,000	169,868
Hakuhodo DY Holdings, Inc.	17,600	208,983
Hamamatsu Photonics KK	9,600	276,617
Hankyu Hanshin Holdings, Inc.	20,400	663,944
Hikari Tsushin, Inc.	1,800	175,982
Hino Motors, Ltd.	19,000	230,461
Hirose Electric Co., Ltd.	2,300	318,741
Hiroshima Bank, Ltd. (The)	38,000	161,865
Hisamitsu Pharmaceutical Co., Inc.	4,500	257,529
Hitachi Chemical Co., Ltd.	8,500	235,496
Hitachi Construction Machinery Co., Ltd.	8,900	222,367
Hitachi High-Technologies Corp.	5,500	224,358
Hitachi Metals, Ltd.	20,000	281,152
Hitachi, Ltd.	383,000	2,078,603
Honda Motor Co., Ltd.	130,600	3,942,693
Hoshizaki Corp.	4,100	323,001
Hoya Corp.	31,900	1,537,499
Hulic Co., Ltd.	32,300	304,144
Idemitsu Kosan Co., Ltd.	7,200	250,760
IHI Corp. (b)	145,000	458,221
Iida Group Holdings Co., Ltd.	12,700	195,046
Inpex Corp.	71,100	700,790
Isetan Mitsukoshi Holdings, Ltd.	26,900	295,777
Isuzu Motors, Ltd.	54,500	723,468
ITOCHU Corp.	124,100	1,762,974
J Front Retailing Co., Ltd.	23,000	341,576
Japan Airlines Co., Ltd.	8,400	266,474
Japan Exchange Group, Inc.	46,400	661,668
Japan Post Bank Co., Ltd.	30,800	382,526
Japan Post Holdings Co., Ltd.	34,200	429,584
Japan Prime Realty Investment Corp. (REIT)	88	340,424
Japan Real Estate Investment Corp. (REIT)	105	555,963
Japan Retail Fund Investment Corp. (REIT)	202	396,128
Japan Tobacco, Inc.	88,100	2,865,308
JFE Holdings, Inc.	41,700	716,858
JGC Corp.	14,000	244,007
JSR Corp.	19,100	322,549
JTEKT Corp.	20,000	311,456
JX Holdings, Inc.	191,000	940,803
Kajima Corp.	80,000	522,566
Kakaku.com, Inc.	11,000	149,514
Kamigumi Co., Ltd.	17,000	147,022

BHFTII-189

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio (formerly, MSCI EAFE Index Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Kaneka Corp.	22,000	$164,296
Kansai Electric Power Co., Inc. (The)	55,000	675,868
Kansai Paint Co., Ltd.	17,200	365,358
Kao Corp.	40,000	2,195,242
Kawasaki Heavy Industries, Ltd.	124,000	377,512
KDDI Corp.	149,300	3,919,327
Keihan Holdings Co., Ltd.	39,000	238,768
Keikyu Corp.	36,000	395,550
Keio Corp.	45,000	356,737
Keisei Electric Railway Co., Ltd.	10,000	232,225
Keyence Corp.	7,800	3,125,890
Kikkoman Corp.	12,000	358,727
Kintetsu Group Holdings Co., Ltd.	157,120	566,353
Kirin Holdings Co., Ltd.	66,100	1,247,755
Kobe Steel, Ltd. (b)	27,200	248,681
Koito Manufacturing Co., Ltd.	10,100	526,079
Komatsu, Ltd.	75,400	1,970,731
Konami Holdings Corp.	7,300	310,034
Konica Minolta, Inc.	37,000	331,731
Kose Corp.	2,300	208,378
Kubota Corp.	89,000	1,338,431
Kuraray Co., Ltd.	24,500	372,258
Kurita Water Industries, Ltd.	7,100	171,918
Kyocera Corp.	24,900	1,389,545
Kyowa Hakko Kirin Co., Ltd.	20,000	317,091
Kyushu Electric Power Co., Inc.	39,700	424,009
Kyushu Financial Group, Inc.	26,400	161,833
Lawson, Inc.	4,900	332,296
Lion Corp.	19,000	341,697
LIXIL Group Corp.	24,500	622,316
M3, Inc.	18,600	461,942
Mabuchi Motor Co., Ltd.	3,600	203,162
Makita Corp.	19,000	666,053
Marubeni Corp.	133,500	823,146
Marui Group Co., Ltd.	16,000	217,744
Maruichi Steel Tube, Ltd.	4,600	130,975
Mazda Motor Corp.	43,000	620,846
McDonald’s Holdings Co. Japan, Ltd.	5,400	157,626
Mebuki Financial Group, Inc.	63,100	252,717
Medipal Holdings Corp.	10,700	167,978
MEIJI Holdings Co., Ltd.	10,200	849,437
Minebea Co., Ltd.	30,800	412,109
Miraca Holdings, Inc.	4,000	184,190
MISUMI Group, Inc.	22,200	401,929
Mitsubishi Chemical Holdings Corp.	116,300	901,645
Mitsubishi Corp.	119,900	2,594,362
Mitsubishi Electric Corp.	160,000	2,299,586
Mitsubishi Estate Co., Ltd.	99,000	1,808,784
Mitsubishi Gas Chemical Co., Inc.	13,000	270,398
Mitsubishi Heavy Industries, Ltd.	260,000	1,045,393
Mitsubishi Materials Corp.	7,900	239,156
Mitsubishi Motors Corp.	44,999	270,906
Mitsubishi Tanabe Pharma Corp.	22,000	458,322
Mitsubishi UFJ Financial Group, Inc.	1,021,088	6,439,754
Mitsubishi UFJ Lease & Finance Co., Ltd.	41,500	207,327
Mitsui & Co., Ltd.	137,517	1,995,391
Mitsui Chemicals, Inc.	75,000	371,223

Japan—(Continued)
Mitsui Fudosan Co., Ltd.	75,000	1,603,049
Mitsui OSK Lines, Ltd.	75,000	236,407
Mixi, Inc.	3,700	178,387
Mizuho Financial Group, Inc.	1,933,900	3,550,538
MS&AD Insurance Group Holdings, Inc.	40,200	1,281,842
Murata Manufacturing Co., Ltd.	15,900	2,266,377
Nabtesco Corp.	7,500	198,933
Nagoya Railroad Co., Ltd.	74,000	333,465
NEC Corp.	225,000	542,461
Nexon Co., Ltd.	19,100	303,986
NGK Insulators, Ltd.	23,000	521,631
NGK Spark Plug Co., Ltd.	12,000	275,099
NH Foods, Ltd.	14,000	375,707
Nidec Corp.	20,000	1,905,061
Nikon Corp.	31,200	452,689
Nintendo Co., Ltd.	9,000	2,091,400
Nippon Building Fund, Inc. (REIT)	118	644,781
Nippon Electric Glass Co., Ltd.	31,000	187,700
Nippon Express Co., Ltd.	59,000	303,459
Nippon Paint Holdings Co., Ltd.	13,000	452,464
Nippon Prologis REIT, Inc. (REIT)	109	236,028
Nippon Steel & Sumitomo Metal Corp.	62,800	1,451,807
Nippon Telegraph & Telephone Corp.	54,900	2,342,981
Nippon Yusen KK (b)	142,000	300,389
Nissan Chemical Industries, Ltd.	10,000	291,467
Nissan Motor Co., Ltd.	197,400	1,906,585
Nisshin Seifun Group, Inc.	15,700	234,756
Nissin Foods Holdings Co., Ltd.	4,700	260,190
Nitori Holdings Co., Ltd.	6,900	871,736
Nitto Denko Corp.	12,600	974,775
NOK Corp.	7,900	183,495
Nomura Holdings, Inc.	303,200	1,889,904
Nomura Real Estate Holdings, Inc.	13,100	208,990
Nomura Real Estate Master Fund, Inc. (REIT)	322	499,658
Nomura Research Institute, Ltd.	9,900	365,057
NSK, Ltd.	39,000	559,907
NTT Data Corp.	10,776	511,972
NTT DoCoMo, Inc.	112,700	2,624,192
Obayashi Corp.	58,000	543,655
Obic Co., Ltd.	5,000	238,389
Odakyu Electric Railway Co., Ltd.	27,500	535,513
OJI Holdings Corp.	68,000	318,545
Olympus Corp.	22,800	878,070
Omron Corp.	16,400	720,938
Ono Pharmaceutical Co., Ltd.	32,000	662,831
Oracle Corp. Japan	3,000	171,524
Oriental Land Co., Ltd.	17,300	992,222
ORIX Corp.	110,600	1,640,366
Osaka Gas Co., Ltd.	161,000	612,088
Otsuka Corp.	3,700	201,034
Otsuka Holdings Co., Ltd.	32,000	1,445,074
Panasonic Corp.	183,800	2,081,224
Park24 Co., Ltd.	7,400	193,728
Pola Orbis Holdings, Inc.	7,600	183,561
Rakuten, Inc.	76,600	767,966
Recruit Holdings Co., Ltd.	29,300	1,495,822
Resona Holdings, Inc.	169,400	911,851

BHFTII-190

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio (formerly, MSCI EAFE Index Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Ricoh Co., Ltd.	63,700	$524,703
Rinnai Corp.	2,800	223,021
Rohm Co., Ltd.	6,700	446,418
Ryohin Keikaku Co., Ltd.	1,800	394,398
Santen Pharmaceutical Co., Ltd.	27,500	398,532
SBI Holdings, Inc.	19,011	265,414
Secom Co., Ltd.	17,500	1,254,469
Sega Sammy Holdings, Inc.	13,300	178,396
Seibu Holdings, Inc.	13,800	228,016
Seiko Epson Corp.	20,000	421,707
Sekisui Chemical Co., Ltd.	37,900	637,699
Sekisui House, Ltd.	46,800	770,674
Seven & i Holdings Co., Ltd.	62,400	2,450,857
Seven Bank, Ltd. (a)	43,000	140,724
Sharp Corp. (a) (b)	120,000	508,582
Shimadzu Corp.	16,000	254,595
Shimamura Co., Ltd.	2,300	303,931
Shimano, Inc.	6,000	876,736
Shimizu Corp.	39,000	350,585
Shin-Etsu Chemical Co., Ltd.	30,900	2,684,855
Shinsei Bank, Ltd.	160,000	295,176
Shionogi & Co., Ltd.	25,200	1,302,626
Shiseido Co., Ltd.	29,300	771,824
Shizuoka Bank, Ltd. (The)	41,000	334,348
Showa Shell Sekiyu KK	15,400	156,108
SMC Corp.	4,500	1,334,405
SoftBank Group Corp.	66,100	4,677,388
Sohgo Security Services Co., Ltd.	4,800	179,284
Sompo Holdings, Inc.	26,999	991,878
Sony Corp.	103,400	3,504,601
Sony Financial Holdings, Inc.	12,800	206,369
Stanley Electric Co., Ltd.	11,800	337,044
Start Today Co., Ltd.	14,400	318,151
Sumitomo Chemical Co., Ltd.	126,000	706,141
Sumitomo Corp.	93,000	1,252,053
Sumitomo Dainippon Pharma Co., Ltd.	12,500	206,579
Sumitomo Electric Industries, Ltd.	66,334	1,102,601
Sumitomo Heavy Industries, Ltd.	39,000	272,488
Sumitomo Metal Mining Co., Ltd.	40,000	569,123
Sumitomo Mitsui Financial Group, Inc.	106,500	3,879,572
Sumitomo Mitsui Trust Holdings, Inc.	26,526	922,698
Sumitomo Realty & Development Co., Ltd.	28,000	728,338
Sumitomo Rubber Industries, Ltd.	12,500	213,529
Sundrug Co., Ltd.	6,000	201,183
Suntory Beverage & Food, Ltd.	10,400	438,280
Suruga Bank, Ltd.	13,000	274,209
Suzuken Co., Ltd.	5,800	190,540
Suzuki Motor Corp.	26,200	1,089,877
Sysmex Corp.	12,200	740,747
T&D Holdings, Inc.	49,200	717,165
Taiheiyo Cement Corp.	82,000	274,653
Taisei Corp.	80,000	583,115
Taisho Pharmaceutical Holdings Co., Ltd.	3,000	243,906
Takashimaya Co., Ltd.	19,000	166,384
Takeda Pharmaceutical Co., Ltd.	56,400	2,651,162
TDK Corp.	10,500	666,381
Teijin, Ltd.	13,200	249,281

Japan—(Continued)
Terumo Corp.	27,200	945,423
THK Co., Ltd.	7,700	194,445
Tobu Railway Co., Ltd.	73,000	370,358
Toho Co., Ltd.	8,500	225,604
Toho Gas Co., Ltd.	31,000	219,540
Tohoku Electric Power Co., Inc.	39,800	539,449
Tokio Marine Holdings, Inc.	53,500	2,263,099
Tokyo Electric Power Co. Holdings, Inc. (b)	124,100	486,535
Tokyo Electron, Ltd.	13,500	1,476,844
Tokyo Gas Co., Ltd.	162,000	737,649
Tokyo Tatemono Co., Ltd.	14,500	191,498
Tokyu Corp.	96,000	680,156
Tokyu Fudosan Holdings Corp.	37,000	200,956
TonenGeneral Sekiyu KK (b)	18,000	225,195
Toppan Printing Co., Ltd.	41,000	418,467
Toray Industries, Inc.	126,000	1,118,222
Toshiba Corp. (b)	313,000	677,810
TOTO, Ltd.	10,400	393,558
Toyo Seikan Group Holdings, Ltd.	17,200	280,299
Toyo Suisan Kaisha, Ltd.	6,000	223,597
Toyota Industries Corp.	12,600	627,521
Toyota Motor Corp.	209,000	11,363,517
Toyota Tsusho Corp.	15,500	470,115
Trend Micro, Inc.	10,400	463,034
Tsuruha Holdings, Inc.	2,900	268,376
Unicharm Corp.	33,200	795,782
United Urban Investment Corp. (REIT)	266	408,183
USS Co., Ltd.	16,600	276,983
West Japan Railway Co.	13,700	891,540
Yahoo Japan Corp.	132,900	615,118
Yakult Honsha Co., Ltd.	6,300	349,918
Yamada Denki Co., Ltd.	55,900	279,332
Yamaguchi Financial Group, Inc.	15,000	162,880
Yamaha Corp.	15,800	434,502
Yamaha Motor Co., Ltd.	23,700	572,403
Yamato Holdings Co., Ltd.	27,000	566,290
Yamazaki Baking Co., Ltd.	9,000	185,309
Yaskawa Electric Corp.	18,000	361,891
Yokogawa Electric Corp.	16,300	257,055
Yokohama Rubber Co., Ltd. (The)	9,200	180,448

		244,394,242

Luxembourg—0.2%
ArcelorMittal (b)	145,609	1,221,347
Eurofins Scientific SE	878	383,090
RTL Group S.A. (b)	2,700	218,028
Tenaris S.A.	43,902	752,767

		2,575,232

Netherlands—3.9%
ABN AMRO Group NV	22,595	549,507
Aegon NV	144,233	735,734
AerCap Holdings NV (b)	13,600	625,192
Airbus SE	46,190	3,524,091
Akzo Nobel NV	19,973	1,659,592
Altice NV - Class A (b)	27,259	617,942

BHFTII-191

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio (formerly, MSCI EAFE Index Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Netherlands—(Continued)
Altice NV - Class B (b)	8,752	$198,357
ASML Holding NV	29,885	3,974,163
Boskalis Westminster	6,294	217,609
CNH Industrial NV	78,026	754,418
EXOR NV	10,723	556,015
Ferrari NV	9,578	714,559
Gemalto NV	7,697	431,030
Heineken Holding NV	8,233	656,405
Heineken NV	17,749	1,514,337
ING Groep NV	310,514	4,703,450
Koninklijke Ahold Delhaize NV	106,335	2,281,656
Koninklijke DSM NV	13,712	929,631
Koninklijke KPN NV	263,537	795,496
Koninklijke Philips NV	74,893	2,413,621
Koninklijke Vopak NV	7,217	315,824
NN Group NV	24,394	795,452
NXP Semiconductors NV (b)	23,300	2,411,550
QIAGEN NV (b)	15,166	441,368
Randstad Holding NV (a)	9,402	543,882
RELX NV	78,420	1,460,703
STMicroelectronics NV	51,024	782,936
Unilever NV	130,477	6,498,770
Wolters Kluwer NV	26,213	1,092,122

		42,195,412

New Zealand—0.2%
Auckland International Airport, Ltd.	99,212	466,880
Contact Energy, Ltd.	58,969	208,363
Fletcher Building, Ltd.	56,031	324,696
Meridian Energy, Ltd.	124,449	243,349
Ryman Healthcare, Ltd.	29,900	174,947
Spark New Zealand, Ltd.	153,824	375,125

		1,793,360

Norway—0.6%
DNB ASA	81,386	1,289,857
Gjensidige Forsikring ASA	14,357	218,667
Marine Harvest ASA (b)	30,284	461,214
Norsk Hydro ASA	110,802	643,809
Orkla ASA	68,492	612,913
Schibsted ASA - B Shares	6,744	154,294
Schibsted ASA - Class A	6,052	155,878
Statoil ASA	87,269	1,499,496
Telenor ASA	58,784	978,246
Yara International ASA	15,820	609,032

		6,623,406

Portugal—0.2%
Banco Espirito Santo S.A. (b) (c) (d)	199,038	0
EDP - Energias de Portugal S.A.	185,244	629,512
Galp Energia SGPS S.A.	40,100	610,646
Jeronimo Martins SGPS S.A.	22,596	405,542

		1,645,700

Singapore—1.3%
Ascendas Real Estate Investment Trust (REIT)	215,000	387,752
CapitaLand Commercial Trust (REIT)	143,000	158,404
CapitaLand Mall Trust (REIT)	240,200	338,849
CapitaLand, Ltd.	227,200	590,251
City Developments, Ltd.	34,000	248,412
ComfortDelGro Corp., Ltd.	153,000	280,320
DBS Group Holdings, Ltd.	141,667	1,968,264
Genting Singapore plc	418,200	305,282
Global Logistic Properties, Ltd.	184,100	366,576
Golden Agri-Resources, Ltd.	605,100	166,578
Hutchison Port Holdings Trust - Class U	538,000	223,265
Jardine Cycle & Carriage, Ltd.	8,888	278,999
Keppel Corp., Ltd.	128,900	640,893
Oversea-Chinese Banking Corp., Ltd.	247,264	1,721,274
SATS, Ltd.	56,300	196,670
Sembcorp Industries, Ltd.	71,000	161,699
Singapore Airlines, Ltd.	51,440	370,719
Singapore Exchange, Ltd.	54,400	299,952
Singapore Press Holdings, Ltd.	153,050	388,844
Singapore Technologies Engineering, Ltd.	130,000	347,247
Singapore Telecommunications, Ltd.	656,420	1,842,405
Suntec Real Estate Investment Trust (REIT)	179,000	229,615
United Overseas Bank, Ltd.	105,192	1,665,701
UOL Group, Ltd.	33,000	164,742
Wilmar International, Ltd.	159,200	401,860

		13,744,573

Spain—3.3%
Abertis Infraestructuras S.A.	51,494	831,680
ACS Actividades de Construccion y Servicios S.A.	14,772	503,957
Aena S.A.	5,774	915,888
Amadeus IT Group S.A.	36,080	1,834,021
Banco Bilbao Vizcaya Argentaria S.A.	528,740	4,111,218
Banco de Sabadell S.A.	465,409	855,283
Banco Popular Espanol S.A. (a) (b)	253,956	247,170
Banco Santander S.A.	1,167,905	7,176,135
Bankia S.A.	323,299	368,644
Bankinter S.A.	48,939	412,018
CaixaBank S.A. (a)	268,510	1,157,045
Distribuidora Internacional de Alimentacion S.A.	40,490	234,761
Enagas S.A.	17,953	467,092
Endesa S.A.	23,384	550,976
Ferrovial S.A.	38,372	769,919
Gas Natural SDG S.A.	31,745	696,396
Grifols S.A.	23,842	586,301
Iberdrola S.A.	442,748	3,175,076
Industria de Diseno Textil S.A.	89,257	3,154,141
International Consolidated Airlines Group S.A. - Class DI	69,940	463,827
Mapfre S.A.	74,474	256,105
Red Electrica Corp. S.A.	36,520	702,120
Repsol S.A.	90,138	1,395,482
Telefonica S.A.	373,718	4,203,594

		35,068,849

BHFTII-192

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio (formerly, MSCI EAFE Index Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—2.8%
Alfa Laval AB	20,852	$394,260
Assa Abloy AB - Class B	80,175	1,651,280
Atlas Copco AB - A Shares	53,715	1,903,007
Atlas Copco AB - B Shares	32,703	1,043,223
Boliden AB	20,002	598,850
Electrolux AB - Series B (a)	17,118	477,734
Getinge AB - B Shares (a)	19,011	334,930
Hennes & Mauritz AB - B Shares	74,424	1,906,134
Hexagon AB - B Shares	19,206	774,422
Husqvarna AB - B Shares	25,677	226,365
ICA Gruppen AB (a)	5,619	192,533
Industrivarden AB - C Shares	16,050	349,204
Investor AB - B Shares	35,158	1,486,624
Kinnevik AB - Class B	21,519	576,481
L E Lundbergforetagen AB - B Shares	3,045	207,332
Lundin Petroleum AB (b)	16,017	326,458
Millicom International Cellular S.A.	5,384	301,345
Nordea Bank AB	237,519	2,723,647
Sandvik AB	84,986	1,272,229
Securitas AB - B Shares	21,462	336,756
Skandinaviska Enskilda Banken AB - Class A (a)	125,966	1,406,725
Skanska AB - B Shares (a)	30,119	712,354
SKF AB - B Shares (a)	32,785	651,409
Svenska Cellulosa AB SCA - Class B (a)	51,018	1,652,669
Svenska Handelsbanken AB - A Shares (a)	123,478	1,699,765
Swedbank AB - A Shares (a)	75,029	1,744,620
Swedish Match AB	14,499	472,974
Tele2 AB - B Shares	23,661	226,875
Telefonaktiebolaget LM Ericsson - B Shares (a)	245,096	1,643,327
Telia Co. AB	219,400	924,333
Volvo AB - B Shares (a)	126,102	1,863,307

		30,081,172

Switzerland—8.9%
ABB, Ltd.	149,315	3,494,588
Actelion, Ltd. (b)	8,051	2,273,939
Adecco Group AG	12,943	920,086
Aryzta AG (b)	7,132	229,085
Baloise Holding AG	4,297	591,983
Barry Callebaut AG (b)	132	172,665
Chocoladefabriken Lindt & Spruengli AG	9	598,233
Chocoladefabriken Lindt & Spruengli AG (Participation Certifcate)	81	459,658
Cie Financiere Richemont S.A.	40,858	3,227,293
Coca-Cola HBC AG (b)	13,800	355,659
Credit Suisse Group AG (b)	159,081	2,364,609
Dufry AG (b)	3,625	553,066
EMS-Chemie Holding AG	579	337,608
Galenica AG	295	311,553
Geberit AG	3,038	1,311,262
Givaudan S.A.	717	1,292,341
Glencore plc (b)	976,977	3,833,071
Julius Baer Group, Ltd. (b)	17,027	850,638
Kuehne & Nagel International AG	4,135	584,973
LafargeHolcim, Ltd. (b)	35,455	2,100,666
Lonza Group AG (b)	4,579	865,256

Switzerland—(Continued)
Nestle S.A.	249,363	19,142,774
Novartis AG	179,478	13,334,124
Pargesa Holding S.A.	3,763	266,182
Partners Group Holding AG	1,388	746,759
Roche Holding AG	56,166	14,338,268
Schindler Holding AG	1,428	270,965
Schindler Holding AG (Participation Certificate)	3,216	621,722
SGS S.A.	429	916,588
Sika AG	170	1,020,910
Sonova Holding AG	4,058	563,461
Swatch Group AG (The)	5,039	350,719
Swatch Group AG (The) - Bearer Shares	2,384	852,696
Swiss Life Holding AG (b)	2,458	793,728
Swiss Prime Site AG (b)	6,356	559,839
Swiss Re AG	26,071	2,342,992
Swisscom AG (a)	2,156	995,419
Syngenta AG	7,276	3,213,814
UBS Group AG	294,259	4,712,938
Zurich Insurance Group AG	12,336	3,295,736

		95,067,866

United Kingdom—16.3%
3i Group plc	83,477	782,388
Aberdeen Asset Management plc	62,282	205,768
Admiral Group plc	16,009	398,187
Anglo American plc (b)	114,075	1,725,775
Antofagasta plc	26,957	280,384
Ashtead Group plc	37,846	781,884
Associated British Foods plc	27,546	898,285
AstraZeneca plc	101,128	6,203,058
Auto Trader Group plc	75,401	369,889
Aviva plc	331,823	2,207,567
Babcock International Group plc	22,688	250,371
BAE Systems plc	259,623	2,088,330
Barclays plc	1,358,982	3,823,134
Barratt Developments plc	88,548	605,582
Berkeley Group Holdings plc	10,289	412,811
BP plc	1,514,753	8,681,509
British American Tobacco plc	149,122	9,865,951
British Land Co. plc (The) (REIT)	73,348	559,932
BT Group plc	669,710	2,664,968
Bunzl plc	27,344	792,215
Burberry Group plc	32,742	707,305
Capita plc	56,282	397,759
Carnival plc	15,318	875,082
Centrica plc	433,996	1,177,711
Cobham plc	148,611	247,303
Coca-Cola European Partners plc	17,100	641,100
Compass Group plc	136,155	2,560,349
Croda International plc	12,193	543,839
Diageo plc	202,310	5,783,842
Direct Line Insurance Group plc	120,497	523,488
Dixons Carphone plc	87,082	345,847
easyJet plc	10,815	138,757
Fiat Chrysler Automobiles NV (b)	70,787	771,793
Fresnillo plc	22,254	430,910

BHFTII-193

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio (formerly, MSCI EAFE Index Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
G4S plc	145,464	$553,532
GKN plc	126,099	573,838
GlaxoSmithKline plc	389,565	8,087,805
Hammerson plc (REIT)	74,953	535,294
Hargreaves Lansdown plc	23,808	387,515
Hikma Pharmaceuticals plc	11,370	281,435
HSBC Holdings plc	1,592,402	12,985,550
IMI plc	20,055	298,963
Imperial Brands plc	77,211	3,737,544
Inmarsat plc	33,445	355,959
InterContinental Hotels Group plc	15,517	758,307
Intertek Group plc	14,174	698,162
Intu Properties plc (REIT)	92,411	322,753
Investec plc	52,596	358,277
J Sainsbury plc	120,106	396,957
Johnson Matthey plc	15,590	601,027
Kingfisher plc	189,541	773,284
Land Securities Group plc (REIT)	69,232	917,283
Legal & General Group plc	465,307	1,438,989
Lloyds Banking Group plc	5,102,788	4,237,273
London Stock Exchange Group plc	25,259	1,001,630
Marks & Spencer Group plc	137,472	578,506
Mediclinic International plc	30,600	272,266
Meggitt plc	55,862	311,320
Merlin Entertainments plc	52,353	313,978
Mondi plc	27,093	653,845
National Grid plc	299,625	3,792,779
Next plc	11,803	638,077
Old Mutual plc	378,865	951,484
Pearson plc	63,486	540,477
Persimmon plc	22,805	597,694
Petrofac, Ltd.	17,337	199,450
Provident Financial plc	11,099	416,275
Prudential plc	205,782	4,344,491
Randgold Resources, Ltd.	8,250	718,902
Reckitt Benckiser Group plc	50,862	4,626,464
RELX plc	85,441	1,672,415
Rio Tinto plc	100,627	4,042,542
Rolls-Royce Holdings plc (b)	152,053	1,432,172
Royal Bank of Scotland Group plc (b)	315,947	956,602
Royal Dutch Shell plc - A Shares	349,822	9,183,050
Royal Dutch Shell plc - B Shares	299,606	8,215,489
Royal Mail plc	67,965	361,336
RSA Insurance Group plc	93,305	684,338
Sage Group plc (The)	93,810	740,617
Schroders plc	10,735	406,748
Segro plc (REIT)	74,212	423,376
Severn Trent plc	20,415	607,191
Sky plc	81,836	998,307
Smith & Nephew plc	70,070	1,065,656
Smiths Group plc	31,976	648,003
SSE plc	80,939	1,494,112
St. James’s Place plc	38,927	516,560
Standard Chartered plc (b)	260,617	2,489,297
Standard Life plc	166,532	739,365
Tate & Lyle plc	33,576	320,989

United Kingdom—(Continued)
Taylor Wimpey plc	240,026	$580,098
Tesco plc (b)	671,221	1,558,170
Travis Perkins plc	20,832	394,411
Unilever plc	103,156	5,081,592
United Utilities Group plc	57,234	710,535
Vodafone Group plc	2,124,260	5,513,972
Weir Group plc (The)	17,104	410,376
Whitbread plc	14,502	717,756
William Hill plc	82,380	299,557
WM Morrison Supermarkets plc	166,578	499,934
Wolseley plc	20,872	1,310,255
Worldpay Group plc	144,225	532,775
WPP plc	101,031	2,213,568

		173,821,622

United States—0.1%
Mobileye NV (b)	14,200	871,880

Total Common Stocks (Cost $928,791,163)		1,036,550,514

Preferred Stocks – 0.5%

Germany—0.5%
Bayerische Motoren Werke (BMW) AG	3,581	282,796
FUCHS Petrolub SE	4,900	239,661
Henkel AG & Co. KGaA	13,964	1,794,068
Porsche Automobil Holding SE	11,870	649,251
Schaeffler AG	13,141	231,747
Volkswagen AG	15,111	2,207,042

Total Preferred Stocks (Cost $4,157,085)		5,404,565

Mutual Fund—0.3%

United States—0.3%
iShares MSCI EAFE ETF (e) (Cost $3,346,948)	57,600	3,587,904

Rights—0.0%

Germany—0.0%
Deutsche Bank AG, Expires 04/06/17 (b) (Cost $0)	109,061	261,287

Short-Term Investments—1.8%

Discount Notes—1.0%
Federal Home Loan Bank 0.475%, 04/10/17 (f)	225,000	224,970
0.487%, 04/17/17 (f)	125,000	124,966
0.522%, 04/21/17 (f)	125,000	124,957
0.545%, 05/12/17 (f)	325,000	324,743
0.624%, 07/19/17 (f)	700,000	698,377

BHFTII-194

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio (formerly, MSCI EAFE Index Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Discount Notes—(Continued)
Federal Home Loan Bank 0.638%, 05/26/17 (f)	425,000	$424,543
0.769%, 05/31/17 (f)	650,000	649,236
0.783%, 06/21/17 (f)	8,400,000	8,386,174

		10,957,966

U.S. Treasury—0.8%
U.S. Treasury Bills 0.349%, 04/06/17 (f)	925,000	924,953
0.463%, 04/13/17 (f)	2,225,000	2,224,553
0.509%, 04/27/17 (f)	4,750,000	4,747,686
0.764%, 08/03/17 (f)	600,000	598,393

		8,495,585

Total Short-Term Investments (Cost $19,453,621)		19,453,551

Securities Lending Reinvestments (g)—1.9%

Repurchase Agreements—1.7%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $1,148,330 on 04/03/17, collateralized by $1,651,601 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $1,171,223.	1,148,257	1,148,257
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/17 at 0.880% to be repurchased at $3,800,279 on 04/03/17, collateralized by $3,889,251 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.000%, maturity dates ranging from 03/15/18 - 08/15/25, with a value of $3,876,001.	3,800,000	3,800,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $83,159 on 04/03/17, collateralized by $84,132 Foreign Obligations at 1.875, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $84,816.	83,152	83,152
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $500,054 on 04/03/17, collateralized by $77,249 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $548,993.	500,000	500,000
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $1,200,780 on 04/03/17, collateralized by $185,398 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $1,317,584.	1,200,000	1,200,000

Repurchase Agreements—(Continued)
Macquarie Bank, Ltd., London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $4,000,273 on 04/03/17, collateralized by $3,974,976 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $4,082,464.	4,000,000	$4,000,000
Natixis New York Repurchase Agreement dated 03/31/17 at 0.980% to be repurchased at $3,000,245 on 04/03/17, collateralized by $3,511,954 U.S. Government Agency and Treasury Obligations with rates ranging from 1.343% - 6.000%, maturity dates ranging from 06/30/18 - 01/16/58, with a value of $3,060,250.	3,000,000	3,000,000
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $4,000,310 on 04/03/17, collateralized by $11,973,898 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $4,080,000.	4,000,000	4,000,000

		17,731,409

Time Deposits—0.2%
Credit Agricole S.A. London 0.830%, 04/03/17	1,000,000	1,000,000
Skandanaviska Enskilda Banken 0.850%, 04/03/17	1,000,000	1,000,000
Svenska 0.800%, 04/03/17	500,000	500,000

		2,500,000

Total Securities Lending Reinvestments (Cost $20,231,409)		20,231,409

Total Investments—101.5% (Cost $975,980,226) (h)		1,085,489,230
Other assets and liabilities (net)—(1.5)%		(16,330,298)

Net Assets—100.0%		$1,069,158,932

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $19,139,498 and the collateral received consisted of cash in the amount of $20,231,409. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent less than 0.05% of net assets.

BHFTII-195

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio (formerly, MSCI EAFE Index Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

(d)	Illiquid security. As of March 31, 2017, these securities represent 0.0% of net assets.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2017, the market value of securities pledged was $2,491,600.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(h)	As of March 31, 2017, the aggregate cost of investments was $975,980,226. The aggregate unrealized appreciation and depreciation of investments were $251,073,840 and $(141,564,836), respectively, resulting in net unrealized appreciation of $109,509,004.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(ETF)—	Exchange-Traded Fund
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Ten Largest Industries as of March 31, 2017 (Unaudited)	% of Net Assets
Banks	12.3
Pharmaceuticals	7.6
Insurance	5.3
Oil, Gas & Consumable Fuels	4.8
Chemicals	3.9
Automobiles	3.5
Food Products	3.0
Metals & Mining	2.8
Diversified Telecommunication Services	2.7
Machinery	2.5

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
MSCI EAFE Index Mini Futures	06/16/17	216	USD	19,162,250	$83,350

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

BHFTII-196

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio (formerly, MSCI EAFE Index Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$81,307,771	$—	$81,307,771
Austria	—	2,198,820	—	2,198,820
Belgium	—	12,071,326	—	12,071,326
Denmark	—	17,045,607	—	17,045,607
Finland	—	10,028,724	—	10,028,724
France	—	100,456,295	—	100,456,295
Germany	—	92,241,740	—	92,241,740
Hong Kong	296,640	36,064,449	—	36,361,089
Ireland	—	11,719,371	—	11,719,371
Israel	3,422,201	2,726,560	—	6,148,761
Italy	—	19,087,696	—	19,087,696
Japan	—	244,394,242	—	244,394,242
Luxembourg	—	2,575,232	—	2,575,232
Netherlands	3,036,742	39,158,670	—	42,195,412
New Zealand	—	1,793,360	—	1,793,360
Norway	—	6,623,406	—	6,623,406
Portugal	—	1,645,700	0	1,645,700
Singapore	—	13,744,573	—	13,744,573
Spain	—	35,068,849	—	35,068,849
Sweden	—	30,081,172	—	30,081,172
Switzerland	—	95,067,866	—	95,067,866
United Kingdom	—	173,821,622	—	173,821,622
United States	871,880	—	—	871,880
Total Common Stocks	7,627,463	1,028,923,051	0	1,036,550,514
Total Preferred Stocks*	—	5,404,565	—	5,404,565
Total Mutual Fund*	3,587,904	—	—	3,587,904
Total Rights*	261,287	—	—	261,287
Total Short-Term Investments*	—	19,453,551	—	19,453,551
Total Securities Lending Reinvestments*	—	20,231,409	—	20,231,409
Total Investments	$11,476,654	$1,074,012,576	$0	$1,085,489,230

Collateral for Securities Loaned (Liability)	$—	$(20,231,409)	$—	$(20,231,409)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$83,350	$—	$—	$83,350

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2017 is not presented.

BHFTII-197

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio (formerly, Russell 2000 Index Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—93.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
AAR Corp.	16,635	$559,435
Aerojet Rocketdyne Holdings, Inc. (a)	29,383	637,611
Aerovironment, Inc. (a) (b)	8,967	251,345
Astronics Corp. (a)	8,569	271,894
Axon Enterprise, Inc. (a)	26,071	594,158
Cubic Corp. (b)	12,431	656,357
Curtiss-Wright Corp.	21,215	1,936,081
DigitalGlobe, Inc. (a)	29,669	971,660
Ducommun, Inc. (a)	5,959	171,560
Engility Holdings, Inc. (a)	8,737	252,849
Esterline Technologies Corp. (a)	14,168	1,219,156
KEYW Holding Corp. (The) (a) (b)	17,571	165,870
KLX, Inc. (a)	24,991	1,117,098
Kratos Defense & Security Solutions, Inc. (a)	32,972	256,522
Mercury Systems, Inc. (a) (b)	22,228	868,003
Moog, Inc. - Class A (a)	15,634	1,052,950
National Presto Industries, Inc. (b)	2,572	262,858
Teledyne Technologies, Inc. (a)	15,874	2,007,426
Triumph Group, Inc. (b)	24,082	620,112
Vectrus, Inc. (a)	5,647	126,211
Wesco Aircraft Holdings, Inc. (a) (b)	29,211	333,005

		14,332,161

Air Freight & Logistics—0.5%
Air Transport Services Group, Inc. (a)	25,431	408,167
Atlas Air Worldwide Holdings, Inc. (a)	11,728	650,318
Echo Global Logistics, Inc. (a)	14,649	312,756
Forward Air Corp.	14,772	702,704
HUB Group, Inc. - Class A (a)	15,117	701,429
Park-Ohio Holdings Corp.	4,748	170,691
XPO Logistics, Inc. (a) (b)	45,582	2,182,922

		5,128,987

Airlines—0.3%
Allegiant Travel Co. (b)	6,072	973,038
Hawaiian Holdings, Inc. (a)	24,998	1,161,157
SkyWest, Inc.	24,419	836,351

		2,970,546

Auto Components—1.2%
American Axle & Manufacturing Holdings, Inc. (a)	37,813	710,128
Cooper Tire & Rubber Co. (b)	27,246	1,208,360
Cooper-Standard Holding, Inc. (a)	6,881	763,309
Dana, Inc.	69,361	1,339,361
Dorman Products, Inc. (a) (b)	12,774	1,049,129
Fox Factory Holding Corp. (a)	11,504	330,165
Gentherm, Inc. (a)	17,276	678,083
Horizon Global Corp. (a)	9,617	133,484
LCI Industries	11,598	1,157,480
Metaldyne Performance Group, Inc.	6,210	141,899
Modine Manufacturing Co. (a)	23,187	282,881
Motorcar Parts of America, Inc. (a) (b)	8,000	245,840
Spartan Motors, Inc.	17,934	143,472
Standard Motor Products, Inc.	9,638	473,611
Stoneridge, Inc. (a)	13,705	248,609

Auto Components—(Continued)
Superior Industries International, Inc. (b)	12,615	319,790
Tenneco, Inc.	25,977	1,621,484
Tower International, Inc.	10,455	283,331

		11,130,416

Automobiles—0.0%
Winnebago Industries, Inc.	12,257	358,517

Banks—10.6%
1st Source Corp.	7,645	358,933
Access National Corp. (b)	7,093	212,932
Allegiance Bancshares, Inc. (a)	5,825	216,690
American National Bankshares, Inc.	4,311	160,585
Ameris Bancorp	16,855	777,015
Ames National Corp.	4,647	142,198
Arrow Financial Corp. (b)	5,994	203,197
Atlantic Capital Bancshares, Inc. (a) (b)	7,046	133,522
Banc of California, Inc. (b)	23,881	494,337
BancFirst Corp.	3,589	322,651
Banco Latinoamericano de Comercio Exterior S.A. - Class E	14,005	388,499
Bancorp, Inc. (The) (a) (b)	25,747	131,310
BancorpSouth, Inc.	41,566	1,257,371
Bank of Marin Bancorp	3,199	205,856
Bank of NT Butterfield & Son, Ltd. (The)	6,168	196,821
Bank of the Ozarks, Inc.	41,195	2,142,552
Banner Corp.	14,787	822,749
Bar Harbor Bankshares	7,342	242,873
Berkshire Hills Bancorp, Inc.	14,754	531,882
Blue Hills Bancorp, Inc. (b)	13,063	233,175
BNC Bancorp	18,833	660,097
Boston Private Financial Holdings, Inc.	40,232	659,805
Bridge Bancorp, Inc.	8,870	310,450
Brookline Bancorp, Inc.	33,001	516,466
Bryn Mawr Bank Corp. (b)	8,151	321,964
Camden National Corp.	7,839	345,230
Capital Bank Financial Corp. - Class A	11,940	518,196
Capital City Bank Group, Inc.	5,769	123,399
Cardinal Financial Corp. (b)	14,931	447,034
Carolina Financial Corp.	5,566	166,980
Cascade Bancorp (a)	16,748	129,127
Cathay General Bancorp (b)	34,405	1,296,380
CenterState Banks, Inc.	21,605	559,569
Central Pacific Financial Corp.	15,142	462,437
Chemical Financial Corp.	30,595	1,564,934
Citizens & Northern Corp.	6,716	156,348
City Holding Co.	6,429	414,542
CNB Financial Corp. (b)	6,782	162,022
CoBiz Financial, Inc.	17,832	299,578
Codorus Valley Bancorp, Inc.	4,262	110,428
Columbia Banking System, Inc. (b)	28,451	1,109,304
Community Bank System, Inc. (b)	20,283	1,115,159
Community Trust Bancorp, Inc.	8,162	373,411
ConnectOne Bancorp, Inc. (b)	13,860	336,105
CU Bancorp (a) (b)	8,163	323,663
Customers Bancorp, Inc. (a)	11,686	368,460

BHFTII-198

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio (formerly, Russell 2000 Index Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
CVB Financial Corp. (b)	45,830	$1,012,385
Eagle Bancorp, Inc. (a)	15,010	896,097
Enterprise Bancorp, Inc.	4,064	141,265
Enterprise Financial Services Corp.	9,318	395,083
Equity Bancshares, Inc. - Class A (a)	3,583	113,832
Farmers Capital Bank Corp. (b)	3,713	150,005
Farmers National Banc Corp.	13,414	192,491
FB Financial Corp. (a) (b)	3,500	123,760
FCB Financial Holdings, Inc. - Class A (a)	14,825	734,579
Fidelity Southern Corp.	10,827	242,308
Financial Institutions, Inc.	6,461	212,890
First BanCorp (a)	55,535	313,773
First Bancorp (b)	8,573	251,103
First Bancorp, Inc.	5,308	144,643
First Busey Corp.	15,850	465,990
First Business Financial Services, Inc.	4,184	108,617
First Citizens BancShares, Inc. - Class A	3,585	1,202,301
First Commonwealth Financial Corp.	41,887	555,422
First Community Bancshares, Inc.	8,470	211,496
First Connecticut Bancorp, Inc. (b)	7,629	189,199
First Financial Bancorp	28,214	774,474
First Financial Bankshares, Inc. (b)	30,167	1,209,697
First Financial Corp.	4,114	195,415
First Foundation, Inc. (a)	13,966	216,613
First Interstate BancSystem, Inc. - Class A (b)	9,233	366,088
First Merchants Corp. (b)	20,166	792,927
First Mid-Illinois Bancshares, Inc.	4,235	143,312
First Midwest Bancorp, Inc.	42,153	998,183
First of Long Island Corp. (The) (b)	9,924	268,444
Flushing Financial Corp.	13,422	360,649
FNB Corp.	149,175	2,218,232
Franklin Financial Network, Inc. (a)	4,922	190,728
Fulton Financial Corp. (b)	82,075	1,465,039
German American Bancorp, Inc.	6,759	319,971
Glacier Bancorp, Inc. (b)	34,577	1,173,198
Great Southern Bancorp, Inc.	4,991	252,046
Great Western Bancorp, Inc. (b)	28,884	1,224,970
Green Bancorp, Inc. (a)	11,285	200,873
Guaranty Bancorp	8,675	211,236
Hancock Holding Co.	39,741	1,810,203
Hanmi Financial Corp.	15,681	482,191
HarborOne Bancorp, Inc. (a) (b)	7,619	144,685
Heartland Financial USA, Inc.	10,964	547,652
Heritage Commerce Corp.	10,489	147,895
Heritage Financial Corp.	12,644	312,939
Heritage Oaks Bancorp	11,367	151,749
Hilltop Holdings, Inc.	34,409	945,215
Home BancShares, Inc.	57,149	1,547,023
HomeTrust Bancshares, Inc. (a)	6,444	151,434
Hope Bancorp, Inc.	59,993	1,150,066
Horizon Bancorp	9,708	254,544
Iberiabank Corp.	23,786	1,881,473
Independent Bank Corp.	11,863	245,564
Independent Bank Corp./Rockland Trust (b)	12,760	829,400
Independent Bank Group, Inc. (b)	5,438	349,663
International Bancshares Corp.	25,537	904,010
Investors Bancorp, Inc.	137,546	1,977,911

Banks—(Continued)
Lakeland Bancorp, Inc.	19,901	390,060
Lakeland Financial Corp.	12,208	526,409
LegacyTexas Financial Group, Inc. (b)	21,060	840,294
Live Oak Bancshares, Inc. (b)	10,388	224,900
Macatawa Bank Corp.	14,416	142,430
MainSource Financial Group, Inc.	10,246	337,401
MB Financial, Inc.	36,413	1,559,205
Mercantile Bank Corp.	8,647	297,457
Merchants Bancshares, Inc. (b)	3,000	146,100
MidWestOne Financial Group, Inc. (b)	3,645	124,987
National Bank Holdings Corp. - Class A	12,889	418,892
National Bankshares, Inc. (b)	3,487	130,937
National Commerce Corp. (a)	4,628	169,385
NBT Bancorp, Inc. (b)	20,117	745,737
Nicolet Bankshares, Inc. (a) (b)	3,298	156,127
OFG Bancorp	19,884	234,631
Old Line Bancshares, Inc.	4,370	124,458
Old National Bancorp	65,101	1,129,502
Old Second Bancorp, Inc.	14,296	160,830
Opus Bank	8,631	173,915
Pacific Continental Corp.	10,841	265,605
Pacific Premier Bancorp, Inc. (a) (b)	12,610	486,115
Park National Corp.	6,727	707,680
Park Sterling Corp. (b)	23,392	287,956
Peapack Gladstone Financial Corp. (b)	6,672	197,424
People’s Utah Bancorp	7,011	185,441
Peoples Bancorp, Inc.	6,641	210,254
Peoples Financial Services Corp.	3,673	153,531
Pinnacle Financial Partners, Inc.	22,099	1,468,479
Preferred Bank	5,630	302,106
PrivateBancorp, Inc.	36,340	2,157,506
Prosperity Bancshares, Inc. (b)	31,257	2,178,925
QCR Holdings, Inc.	5,811	246,096
Renasant Corp.	20,087	797,253
Republic Bancorp, Inc. - Class A	5,421	186,428
Republic First Bancorp, Inc. (a)	25,144	208,695
S&T Bancorp, Inc. (b)	15,660	541,836
Sandy Spring Bancorp, Inc.	10,533	431,748
Seacoast Banking Corp. of Florida (a)	15,100	362,098
ServisFirst Bancshares, Inc.	20,928	761,361
Shore Bancshares, Inc.	6,528	109,083
Sierra Bancorp	5,841	160,219
Simmons First National Corp. - Class A (b)	13,943	768,956
South State Corp.	12,408	1,108,655
Southside Bancshares, Inc. (b)	12,681	425,701
Southwest Bancorp, Inc.	9,007	235,533
State Bank Financial Corp.	16,379	427,819
Sterling Bancorp	57,925	1,372,822
Stock Yards Bancorp, Inc.	10,633	432,231
Stonegate Bank (b)	5,132	241,666
Sun Bancorp, Inc.	4,652	113,509
Texas Capital Bancshares, Inc. (a)	23,642	1,972,925
Tompkins Financial Corp. (b)	6,322	509,237
Towne Bank	27,456	889,574
TriCo Bancshares	9,787	347,732
TriState Capital Holdings, Inc. (a)	11,422	266,704
Triumph Bancorp, Inc. (a) (b)	7,480	192,984

BHFTII-199

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio (formerly, Russell 2000 Index Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Trustmark Corp. (b)	31,188	$991,467
UMB Financial Corp.	20,613	1,552,365
Umpqua Holdings Corp.	104,556	1,854,823
Union Bankshares Corp.	20,843	733,257
United Bankshares, Inc. (b)	33,033	1,395,644
United Community Banks, Inc.	34,521	955,886
Univest Corp. of Pennsylvania (b)	12,133	314,245
Valley National Bancorp (b)	112,863	1,331,783
Veritex Holdings, Inc. (a) (b)	4,364	122,716
Washington Trust Bancorp, Inc.	7,713	380,251
WashingtonFirst Bankshares, Inc.	4,653	130,284
Webster Financial Corp.	43,929	2,198,207
WesBanco, Inc.	17,895	681,978
West Bancorp, Inc.	8,036	184,426
Westamerica Bancorp (b)	10,790	602,406
Wintrust Financial Corp.	23,663	1,635,587

		100,910,056

Beverages—0.2%
Boston Beer Co., Inc. (The) - Class A (a) (b)	4,334	626,913
Coca-Cola Bottling Co. Consolidated	2,376	489,504
MGP Ingredients, Inc. (b)	5,440	295,011
National Beverage Corp.	5,742	485,371
Primo Water Corp. (a)	10,997	149,339

		2,046,138

Biotechnology—4.5%
Acceleron Pharma, Inc. (a) (b)	13,695	362,507
Achillion Pharmaceuticals, Inc. (a)	56,103	236,194
Acorda Therapeutics, Inc. (a) (b)	20,455	429,555
Adamas Pharmaceuticals, Inc. (a) (b)	7,040	123,200
Aduro Biotech, Inc. (a) (b)	18,643	200,412
Advaxis, Inc. (a) (b)	18,811	153,686
Agenus, Inc. (a) (b)	38,088	143,592
Aimmune Therapeutics, Inc. (a) (b)	14,043	305,154
Akebia Therapeutics, Inc. (a)	22,828	210,018
Alder Biopharmaceuticals, Inc. (a) (b)	23,239	483,371
AMAG Pharmaceuticals, Inc. (a)	16,034	361,567
Amicus Therapeutics, Inc. (a) (b)	70,916	505,631
Ardelyx, Inc. (a)	16,415	207,650
Arena Pharmaceuticals, Inc. (a)	114,310	166,893
Array BioPharma, Inc. (a) (b)	82,904	741,162
Atara Biotherapeutics, Inc. (a) (b)	11,963	245,840
Avexis, Inc. (a) (b)	2,726	207,258
Axovant Sciences, Ltd. (a) (b)	13,161	196,625
Bellicum Pharmaceuticals, Inc. (a)	11,404	140,725
BioCryst Pharmaceuticals, Inc. (a) (b)	42,881	360,200
BioSpecifics Technologies Corp. (a)	3,039	166,537
BioTime, Inc. (a) (b)	39,767	137,196
Bluebird Bio, Inc. (a)	19,539	1,776,095
Blueprint Medicines Corp. (a)	12,101	483,919
Cara Therapeutics, Inc. (a) (b)	11,468	210,897
Celldex Therapeutics, Inc. (a) (b)	47,742	172,349
Chimerix, Inc. (a)	24,480	156,182
Clovis Oncology, Inc. (a)	17,614	1,121,483
Coherus Biosciences, Inc. (a)	15,243	322,389

Biotechnology—(Continued)
Concert Pharmaceuticals, Inc. (a)	8,973	153,079
Curis, Inc. (a)	63,039	175,248
Cytokinetics, Inc. (a)	18,716	240,501
CytomX Therapeutics, Inc. (a)	11,599	200,315
Dynavax Technologies Corp. (a)	24,492	145,727
Eagle Pharmaceuticals, Inc. (a) (b)	4,073	337,815
Emergent BioSolutions, Inc. (a) (b)	15,717	456,422
Enanta Pharmaceuticals, Inc. (a)	7,598	234,018
Epizyme, Inc. (a)	20,920	358,778
Esperion Therapeutics, Inc. (a)	7,538	266,167
Exact Sciences Corp. (a) (b)	50,476	1,192,243
Exelixis, Inc. (a)	107,444	2,328,311
FibroGen, Inc. (a) (b)	24,972	615,560
Five Prime Therapeutics, Inc. (a) (b)	13,422	485,205
Flexion Therapeutics, Inc. (a)	12,372	332,931
Foundation Medicine, Inc. (a) (b)	7,156	230,781
Genomic Health, Inc. (a)	8,810	277,427
Geron Corp. (a) (b)	75,588	171,585
Global Blood Therapeutics, Inc. (a) (b)	9,929	365,884
Halozyme Therapeutics, Inc. (a) (b)	51,119	662,502
Heron Therapeutics, Inc. (a) (b)	18,692	280,380
Idera Pharmaceuticals, Inc. (a)	56,719	140,096
Ignyta, Inc. (a)	16,158	138,959
ImmunoGen, Inc. (a) (b)	46,019	178,094
Immunomedics, Inc. (a) (b)	49,803	322,225
Inovio Pharmaceuticals, Inc. (a) (b)	36,297	240,286
Insmed, Inc. (a) (b)	30,343	531,306
Insys Therapeutics, Inc. (a) (b)	11,118	116,850
Invitae Corp. (a)	15,995	176,905
Ironwood Pharmaceuticals, Inc. (a) (b)	63,682	1,086,415
Karyopharm Therapeutics, Inc. (a)	15,254	195,861
Keryx Biopharmaceuticals, Inc. (a) (b)	40,309	248,303
Kite Pharma, Inc. (a) (b)	20,623	1,618,699
La Jolla Pharmaceutical Co. (a)	6,436	192,115
Lexicon Pharmaceuticals, Inc. (a) (b)	23,843	341,909
Ligand Pharmaceuticals, Inc. (a) (b)	9,331	987,593
Lion Biotechnologies, Inc. (a)	25,388	189,141
Loxo Oncology, Inc. (a)	7,131	300,072
MacroGenics, Inc. (a) (b)	14,803	275,336
Merrimack Pharmaceuticals, Inc. (a) (b)	64,388	198,315
MiMedx Group, Inc. (a) (b)	48,233	459,660
Momenta Pharmaceuticals, Inc. (a)	32,218	430,110
Myriad Genetics, Inc. (a) (b)	33,438	642,010
Natera, Inc. (a)	13,813	122,521
NewLink Genetics Corp. (a)	11,288	272,041
Novavax, Inc. (a) (b)	138,764	177,618
Organovo Holdings, Inc. (a) (b)	45,372	144,283
Otonomy, Inc. (a)	12,561	153,872
PDL BioPharma, Inc.	77,531	175,995
Portola Pharmaceuticals, Inc. (a)	23,603	925,002
Progenics Pharmaceuticals, Inc. (a) (b)	32,263	304,563
Prothena Corp. plc (a)	16,405	915,235
PTC Therapeutics, Inc. (a)	15,786	155,334
Puma Biotechnology, Inc. (a)	13,791	513,025
Radius Health, Inc. (a)	15,372	594,128
REGENXBIO, Inc. (a)	11,312	218,322
Repligen Corp. (a)	15,913	560,138

BHFTII-200

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio (formerly, Russell 2000 Index Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Retrophin, Inc. (a)	16,403	$302,799
Rigel Pharmaceuticals, Inc. (a)	66,270	219,354
Sage Therapeutics, Inc. (a)	14,728	1,046,719
Sangamo Therapeutics, Inc. (a) (b)	31,616	164,403
Sarepta Therapeutics, Inc. (a) (b)	24,301	719,310
Spark Therapeutics, Inc. (a)	9,557	509,770
Spectrum Pharmaceuticals, Inc. (a) (b)	40,647	264,205
Synergy Pharmaceuticals, Inc. (a) (b)	91,913	428,315
TESARO, Inc. (a) (b)	13,684	2,105,557
TG Therapeutics, Inc. (a) (b)	20,926	243,788
Ultragenyx Pharmaceutical, Inc. (a) (b)	18,315	1,241,391
Vanda Pharmaceuticals, Inc. (a)	20,273	283,822
Versartis, Inc. (a)	16,518	352,659
XBiotech, Inc. (a)	9,818	161,899
Xencor, Inc. (a)	16,674	398,842
ZIOPHARM Oncology, Inc. (a) (b)	61,375	389,117

		42,913,453

Building Products—1.2%
AAON, Inc.	19,095	675,008
Advanced Drainage Systems, Inc. (b)	15,729	344,465
American Woodmark Corp. (a)	6,699	614,968
Apogee Enterprises, Inc. (b)	13,684	815,703
Armstrong Flooring, Inc. (a)	11,681	215,164
Builders FirstSource, Inc. (a)	41,041	611,511
Caesarstone, Ltd. (a)	11,687	423,654
Continental Building Products, Inc. (a)	17,313	424,168
CSW Industrials, Inc. (a)	6,168	226,366
Gibraltar Industries, Inc. (a)	14,856	612,067
Griffon Corp.	14,438	355,897
Insteel Industries, Inc. (b)	7,222	261,003
JELD-WEN Holding, Inc. (a)	12,966	425,933
Masonite International Corp. (a) (b)	14,468	1,146,589
NCI Building Systems, Inc. (a)	13,110	224,837
Patrick Industries, Inc. (a)	7,120	504,808
PGT Innovations, Inc. (a) (b)	22,494	241,810
Ply Gem Holdings, Inc. (a)	11,295	222,512
Quanex Building Products Corp. (b)	17,697	358,364
Simpson Manufacturing Co., Inc. (b)	19,498	840,169
Trex Co., Inc. (a) (b)	13,230	918,030
Universal Forest Products, Inc.	9,556	941,648

		11,404,674

Capital Markets—1.3%
Arlington Asset Investment Corp. - Class A (b)	10,056	142,091
BGC Partners, Inc. - Class A	106,454	1,209,317
Cohen & Steers, Inc. (b)	9,693	387,429
Cowen Group, Inc. - Class A (a) (b)	13,196	197,280
Diamond Hill Investment Group, Inc. (b)	1,546	300,774
Evercore Partners, Inc. - Class A	17,826	1,388,645
Financial Engines, Inc. (b)	25,168	1,096,066
Gain Capital Holdings, Inc. (b)	20,006	166,650
Greenhill & Co., Inc. (b)	13,790	404,047
Houlihan Lokey, Inc.	10,141	349,358
International FCStone, Inc. (a)	7,668	291,077
Investment Technology Group, Inc. (b)	17,949	363,467

Capital Markets—(Continued)
Janus Capital Group, Inc.	67,529	891,383
KCG Holdings, Inc. - Class A (a)	19,230	342,871
Ladenburg Thalmann Financial Services, Inc. (a) (b)	51,479	127,668
Moelis & Co. - Class A	11,404	439,054
OM Asset Management plc	20,265	306,407
Piper Jaffray Cos.	7,063	450,973
PJT Partners, Inc. - Class A	7,794	273,492
Safeguard Scientifics, Inc. (a)	10,084	128,067
Stifel Financial Corp. (a)	29,866	1,498,975
Virtu Financial, Inc. - Class A	12,905	219,385
Virtus Investment Partners, Inc.	2,514	266,233
Waddell & Reed Financial, Inc. - Class A (b)	38,993	662,881
Westwood Holdings Group, Inc.	3,235	172,781
Wins Finance Holdings, Inc. (a) (b)	669	96,998
WisdomTree Investments, Inc. (b)	53,688	487,487

		12,660,856

Chemicals—2.6%
A. Schulman, Inc.	12,704	399,541
American Vanguard Corp.	14,887	247,124
Balchem Corp. (b)	14,840	1,223,113
Calgon Carbon Corp.	24,113	352,050
Chase Corp.	3,533	337,048
Chemours Co. (The)	85,221	3,281,008
Chemtura Corp. (a)	30,064	1,004,138
Ferro Corp. (a)	40,624	617,078
Flotek Industries, Inc. (a) (b)	28,523	364,809
FutureFuel Corp.	10,195	144,565
GCP Applied Technologies, Inc. (a)	34,475	1,125,609
Hawkins, Inc.	4,778	234,122
HB Fuller Co. (b)	23,919	1,233,264
Ingevity Corp. (a)	19,155	1,165,582
Innophos Holdings, Inc.	9,207	496,902
Innospec, Inc.	11,303	731,869
KMG Chemicals, Inc.	3,094	142,541
Koppers Holdings, Inc. (a)	10,265	434,723
Kraton Corp. (a)	14,021	433,529
Kronos Worldwide, Inc.	11,199	183,999
Minerals Technologies, Inc.	16,456	1,260,530
Olin Corp. (b)	76,354	2,509,756
OMNOVA Solutions, Inc. (a)	22,821	225,928
PolyOne Corp.	39,392	1,342,873
Quaker Chemical Corp.	5,838	768,631
Rayonier Advanced Materials, Inc.	19,176	257,917
Sensient Technologies Corp.	20,810	1,649,401
Stepan Co.	9,222	726,786
Trecora Resources (a)	10,819	120,091
Tredegar Corp.	13,367	234,591
Trinseo S.A.	12,370	830,027
Tronox, Ltd. - Class A	30,359	560,123

		24,639,268

Commercial Services & Supplies—2.2%
ABM Industries, Inc.	25,771	1,123,616
ACCO Brands Corp. (a)	52,031	684,208
Advanced Disposal Services, Inc. (a)	11,089	250,611

BHFTII-201

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio (formerly, Russell 2000 Index Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Aqua Metals, Inc. (a)	6,413	$125,310
Brady Corp. - Class A	20,184	780,112
Brink’s Co. (The)	21,829	1,166,760
Casella Waste Systems, Inc. - Class A (a)	20,153	284,359
Ceco Environmental Corp.	14,983	157,471
Deluxe Corp.	22,214	1,603,184
Ennis, Inc.	14,123	240,091
Essendant, Inc.	18,301	277,260
Healthcare Services Group, Inc.	33,776	1,455,408
Herman Miller, Inc.	28,305	893,023
HNI Corp.	20,835	960,285
InnerWorkings, Inc. (a)	18,741	186,660
Interface, Inc.	31,333	596,894
Kimball International, Inc. - Class B	16,738	276,177
Knoll, Inc.	23,781	566,226
Matthews International Corp. - Class A	15,251	1,031,730
McGrath RentCorp	10,515	352,989
Mobile Mini, Inc. (b)	20,245	617,473
MSA Safety, Inc.	15,204	1,074,771
Multi-Color Corp. (b)	6,168	437,928
Quad/Graphics, Inc.	13,076	330,038
SP Plus Corp. (a) (b)	8,683	293,051
Steelcase, Inc. - Class A	42,340	709,195
Team, Inc. (a) (b)	14,183	383,650
Tetra Tech, Inc. (b) (c)	27,830	1,136,855
TRC Cos., Inc. (a)	9,745	170,050
U.S. Ecology, Inc.	10,067	471,639
UniFirst Corp. (b)	7,187	1,016,601
Viad Corp.	8,932	403,726
VSE Corp.	4,190	170,952
West Corp.	20,298	495,677

		20,723,980

Communications Equipment—1.8%
Acacia Communications, Inc. (a) (b)	2,652	155,460
ADTRAN, Inc.	24,190	501,943
Applied Optoelectronics, Inc. (a) (b)	8,622	484,125
Bel Fuse, Inc. - Class B	4,719	120,570
CalAmp Corp. (a) (b)	19,380	325,390
Calix, Inc. (a)	19,494	141,332
Ciena Corp. (a)	66,636	1,573,276
Comtech Telecommunications Corp.	11,475	169,142
Digi International, Inc. (a)	12,500	148,750
EMCORE Corp. (b)	13,561	122,049
Extreme Networks, Inc. (a)	50,414	378,609
Finisar Corp. (a)	50,382	1,377,444
Harmonic, Inc. (a) (b)	42,437	252,500
Infinera Corp. (a)	66,643	681,758
InterDigital, Inc.	16,024	1,382,871
Ixia (a)	28,748	564,898
Lumentum Holdings, Inc. (a)	22,876	1,220,435
NETGEAR, Inc. (a)	14,969	741,714
NetScout Systems, Inc. (a)	43,077	1,634,772
Oclaro, Inc. (a)	49,350	484,617
Plantronics, Inc.	15,665	847,633
ShoreTel, Inc. (a)	28,961	178,110

Communications Equipment—(Continued)
Silicom, Ltd.	2,866	142,354
Sonus Networks, Inc. (a)	24,015	158,259
Ubiquiti Networks, Inc. (a) (b)	12,458	626,139
ViaSat, Inc. (a) (b)	24,578	1,568,568
Viavi Solutions, Inc. (a)	114,315	1,225,457

		17,208,175

Construction & Engineering—0.9%
Aegion Corp. (a)	17,495	400,810
Argan, Inc. (b)	6,140	406,161
Comfort Systems USA, Inc.	17,796	652,223
Dycom Industries, Inc. (a) (b)	13,889	1,290,983
EMCOR Group, Inc.	28,215	1,776,134
Granite Construction, Inc. (b)	19,068	957,023
Great Lakes Dredge & Dock Corp. (a) (b)	30,133	120,532
MasTec, Inc. (a)	32,059	1,283,963
MYR Group, Inc. (a)	6,874	281,834
NV5 Global, Inc. (a)	3,969	149,234
Primoris Services Corp. (b)	17,845	414,361
Tutor Perini Corp. (a)	19,192	610,306

		8,343,564

Construction Materials—0.3%
Forterra, Inc. (a)	9,011	175,714
Headwaters, Inc. (a)	34,173	802,382
Summit Materials, Inc. - Class A (a)	50,598	1,250,277
U.S. Concrete, Inc. (a) (b)	7,217	465,857

		2,694,230

Consumer Finance—0.5%
Encore Capital Group, Inc. (a) (b)	9,952	306,522
Enova International, Inc. (a)	13,048	193,763
EZCORP, Inc. - Class A (a)	25,543	208,175
FirstCash, Inc.	22,224	1,092,310
Green Dot Corp. - Class A (a)	21,594	720,376
LendingClub Corp. (a)	161,286	885,460
Nelnet, Inc. - Class A	9,125	400,222
PRA Group, Inc. (a) (b)	22,334	740,372
World Acceptance Corp. (a) (b)	3,560	184,337

		4,731,537

Containers & Packaging—0.1%
Greif, Inc. - Class A	12,112	667,250
Greif, Inc. - Class B	2,277	148,688
Multi Packaging Solutions International, Ltd. (a)	9,350	167,833
Myers Industries, Inc.	10,665	169,040

		1,152,811

Distributors—0.1%
Core-Mark Holding Co., Inc. (b)	19,693	614,225

Diversified Consumer Services—0.9%
American Public Education, Inc. (a)	8,921	204,291
Bright Horizons Family Solutions, Inc. (a)	21,377	1,549,619

BHFTII-202

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio (formerly, Russell 2000 Index Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Consumer Services—(Continued)
Capella Education Co.	5,633	$478,946
Career Education Corp. (a)	35,115	305,500
Carriage Services, Inc. (b)	7,506	203,563
Chegg, Inc. (a) (b)	36,609	308,980
DeVry Education Group, Inc.	29,702	1,052,936
Grand Canyon Education, Inc. (a)	20,833	1,491,851
Houghton Mifflin Harcourt Co. (a)	59,125	600,119
K12, Inc. (a)	17,337	332,003
Laureate Education, Inc. - Class A (a)	19,236	274,498
Regis Corp. (a)	18,180	213,069
Sotheby’s (a)	23,893	1,086,654
Strayer Education, Inc. (b)	5,524	444,627
Weight Watchers International, Inc. (a)	13,493	210,086

		8,756,742

Diversified Financial Services—0.1%
FNFV Group (a)	30,326	401,819
NewStar Financial, Inc.	11,793	124,770
On Deck Capital, Inc. (a) (b)	24,943	125,713
PICO Holdings, Inc. (a)	12,147	170,058

		822,360

Diversified Telecommunication Services—0.5%
ATN International, Inc.	4,754	334,777
Cincinnati Bell, Inc. (a)	19,517	345,451
Cogent Communications Holdings, Inc.	19,575	842,704
Consolidated Communications Holdings, Inc. (b)	24,229	567,443
FairPoint Communications, Inc. (a)	11,602	192,593
General Communication, Inc. - Class A (a) (b)	10,930	227,344
Globalstar, Inc. (a) (b)	163,738	261,981
IDT Corp. - Class B	8,438	107,331
Iridium Communications, Inc. (a) (b)	38,356	370,135
Lumos Networks Corp. (a) (b)	8,396	148,609
ORBCOMM, Inc. (a)	31,662	302,372
pdvWireless, Inc. (a)	3,369	73,613
Straight Path Communications, Inc. - Class B (a) (b)	4,955	178,231
Vonage Holdings Corp. (a)	86,416	546,149
Windstream Holdings, Inc. (b)	86,995	474,123

		4,972,856

Electric Utilities—1.0%
ALLETE, Inc.	23,439	1,587,055
El Paso Electric Co.	18,779	948,339
IDACORP, Inc.	23,882	1,981,251
MGE Energy, Inc.	16,879	1,097,135
Otter Tail Corp. (b)	18,873	715,287
PNM Resources, Inc.	38,721	1,432,677
Portland General Electric Co.	42,222	1,875,501

		9,637,245

Electrical Equipment—0.6%
Atkore International Group, Inc. (a)	6,426	168,875
AZZ, Inc.	12,522	745,059
Babcock & Wilcox Enterprises, Inc. (a)	22,628	211,346

Electrical Equipment—(Continued)
Encore Wire Corp. (b)	9,729	447,534
Energous Corp. (a) (b)	7,743	120,791
EnerSys	19,774	1,560,960
Generac Holdings, Inc. (a)	28,764	1,072,322
General Cable Corp. (b)	24,951	447,870
LSI Industries, Inc.	10,801	108,982
Plug Power, Inc. (a)	97,992	135,229
Powell Industries, Inc.	4,404	151,674
Sunrun, Inc. (a) (b)	34,164	184,486
Thermon Group Holdings, Inc. (a) (b)	15,847	330,251
Vicor Corp. (a) (b)	8,793	141,567

		5,826,946

Electronic Equipment, Instruments & Components—2.9%
Anixter International, Inc. (a)	13,642	1,081,811
AVX Corp.	21,871	358,247
Badger Meter, Inc. (b)	13,640	501,270
Belden, Inc.	19,822	1,371,484
Benchmark Electronics, Inc. (a)	24,418	776,492
Coherent, Inc. (a)	11,226	2,308,515
Control4 Corp. (a)	10,604	167,437
CTS Corp.	15,701	334,431
Daktronics, Inc. (b)	18,513	174,948
ePlus, Inc. (a)	2,743	370,442
Fabrinet (a)	17,507	735,819
FARO Technologies, Inc. (a) (b)	8,551	305,698
II-VI, Inc. (a)	29,121	1,049,812
Insight Enterprises, Inc. (a) (c)	17,579	722,321
InvenSense, Inc. (a)	39,596	500,097
Itron, Inc. (a)	16,214	984,190
Kimball Electronics, Inc. (a)	14,109	239,148
Knowles Corp. (a) (b)	43,119	817,105
Littelfuse, Inc.	10,066	1,609,654
Mesa Laboratories, Inc.	1,474	180,860
Methode Electronics, Inc.	17,959	818,930
MTS Systems Corp. (b)	7,482	411,884
Novanta, Inc. (a)	15,349	407,516
OSI Systems, Inc. (a)	8,490	619,685
Park Electrochemical Corp. (b)	10,569	188,762
PC Connection, Inc.	5,366	159,853
Plexus Corp. (a) (c)	15,422	891,392
Rogers Corp. (a)	8,965	769,825
Sanmina Corp. (a)	35,180	1,428,308
ScanSource, Inc. (a)	12,162	477,359
SYNNEX Corp.	13,358	1,495,295
Tech Data Corp. (a)	16,978	1,594,234
TTM Technologies, Inc. (a) (b)	35,998	580,648
Universal Display Corp.	18,997	1,635,642
Vishay Intertechnology, Inc. (b)	66,423	1,092,658

		27,161,772

Energy Equipment & Services—1.1%
Archrock, Inc.	34,795	431,458
Atwood Oceanics, Inc. (a)	37,266	355,145
Bristow Group, Inc. (b)	17,044	259,239
CARBO Ceramics, Inc. (a) (b)	11,978	156,193

BHFTII-203

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio (formerly, Russell 2000 Index Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Era Group, Inc. (a) (b)	10,295	$136,512
Exterran Corp. (a)	14,849	467,001
Fairmount Santrol Holdings, Inc. (a) (b)	44,533	326,427
Forum Energy Technologies, Inc. (a)	29,182	604,067
Geospace Technologies Corp. (a)	7,045	114,340
Helix Energy Solutions Group, Inc. (a)	67,569	525,011
Keane Group, Inc. (a)	17,150	245,245
Matrix Service Co. (a)	14,196	234,234
McDermott International, Inc. (a)	116,414	785,794
Natural Gas Services Group, Inc. (a)	6,643	173,050
Newpark Resources, Inc. (a) (b)	41,815	338,702
Oil States International, Inc. (a)	24,545	813,667
Parker Drilling Co. (a)	59,681	104,442
Pioneer Energy Services Corp. (a)	42,051	168,204
RigNet, Inc. (a)	7,269	155,920
SEACOR Holdings, Inc. (a)	7,977	551,929
Seadrill, Ltd. (a) (b)	188,659	311,287
Tesco Corp. (a)	19,926	160,404
TETRA Technologies, Inc. (a)	57,683	234,770
U.S. Silica Holdings, Inc.	35,317	1,694,863
Unit Corp. (a)	24,655	595,665

		9,943,569

Equity Real Estate Investment Trusts—7.0%
Acadia Realty Trust	38,553	1,158,903
Agree Realty Corp.	11,290	541,468
Alexander’s, Inc.	1,029	444,384
American Assets Trust, Inc. (b)	19,187	802,784
Armada Hoffler Properties, Inc. (b)	19,662	273,105
Ashford Hospitality Prime, Inc.	14,521	154,068
Ashford Hospitality Trust, Inc.	39,201	249,710
Bluerock Residential Growth REIT, Inc.	9,427	116,046
CareTrust REIT, Inc.	27,942	469,984
CatchMark Timber Trust, Inc. - Class A	19,002	218,903
CBL & Associates Properties, Inc. (b)	82,772	789,645
Cedar Realty Trust, Inc.	37,954	190,529
Chatham Lodging Trust	18,798	371,261
Chesapeake Lodging Trust	28,075	672,677
City Office REIT, Inc.	10,122	122,982
Colony Starwood Homes (b)	34,194	1,160,886
Community Healthcare Trust, Inc.	6,730	160,847
CorEnergy Infrastructure Trust, Inc. (b)	5,980	202,004
CoreSite Realty Corp.	15,225	1,371,011
Cousins Properties, Inc.	170,293	1,408,323
DiamondRock Hospitality Co.	92,371	1,029,937
DuPont Fabros Technology, Inc. (b)	35,214	1,746,262
Easterly Government Properties, Inc. (b)	16,288	322,340
EastGroup Properties, Inc. (b)	15,137	1,113,024
Education Realty Trust, Inc. (b)	35,414	1,446,662
Farmland Partners, Inc.	13,291	148,460
FelCor Lodging Trust, Inc.	66,829	501,886
First Industrial Realty Trust, Inc.	52,815	1,406,463
First Potomac Realty Trust	27,829	286,082
Four Corners Property Trust, Inc.	29,818	680,745
Franklin Street Properties Corp.	48,177	584,869
Geo Group, Inc. (The) (b)	38,231	1,772,772

Equity Real Estate Investment Trusts—(Continued)
Getty Realty Corp.	13,449	339,856
Gladstone Commercial Corp. (b)	10,038	207,485
Global Net Lease, Inc. (b)	31,987	770,247
Government Properties Income Trust (b)	33,503	701,218
Gramercy Property Trust (b)	64,707	1,701,794
Healthcare Realty Trust, Inc.	53,728	1,746,160
Hersha Hospitality Trust	21,188	398,123
Hudson Pacific Properties, Inc.	57,520	1,992,493
Independence Realty Trust, Inc.	27,689	259,446
InfraREIT, Inc.	19,986	359,748
Investors Real Estate Trust	56,725	336,379
iStar, Inc. (a)	31,393	370,437
Kite Realty Group Trust (b)	38,990	838,285
LaSalle Hotel Properties	49,406	1,430,304
Lexington Realty Trust	112,246	1,120,215
LTC Properties, Inc.	17,896	857,218
Mack-Cali Realty Corp.	43,539	1,172,941
MedEquities Realty Trust, Inc. (b)	10,709	120,048
Medical Properties Trust, Inc. (b)	140,719	1,813,868
Monmouth Real Estate Investment Corp.	32,365	461,849
Monogram Residential Trust, Inc.	82,552	823,043
National Health Investors, Inc. (b)	17,654	1,282,210
National Storage Affiliates Trust	20,224	483,354
New Senior Investment Group, Inc. (b)	40,485	412,947
NexPoint Residential Trust, Inc.	9,072	219,180
NorthStar Realty Europe Corp.	30,012	347,839
One Liberty Properties, Inc.	6,290	146,934
Parkway, Inc.	20,151	400,803
Pebblebrook Hotel Trust (b)	33,791	987,035
Pennsylvania Real Estate Investment Trust	32,570	493,110
Physicians Realty Trust (b)	72,857	1,447,669
Potlatch Corp.	19,692	899,924
Preferred Apartment Communities, Inc. - Class A	11,149	147,278
PS Business Parks, Inc.	9,635	1,105,713
QTS Realty Trust, Inc. - Class A	22,822	1,112,573
RAIT Financial Trust	39,654	126,893
Ramco-Gershenson Properties Trust	37,976	532,424
Retail Opportunity Investments Corp. (b)	52,344	1,100,794
Rexford Industrial Realty, Inc.	31,246	703,660
RLJ Lodging Trust (b)	58,062	1,365,038
Ryman Hospitality Properties, Inc.	20,440	1,263,805
Sabra Health Care REIT, Inc. (b)	29,659	828,376
Saul Centers, Inc.	4,228	260,529
Select Income REIT	31,114	802,430
Seritage Growth Properties - Class A (b)	11,383	491,176
Silver Bay Realty Trust Corp.	16,953	363,981
STAG Industrial, Inc. (b)	39,233	981,610
Summit Hotel Properties, Inc.	44,058	704,047
Sunstone Hotel Investors, Inc.	99,222	1,521,073
Terreno Realty Corp.	20,992	587,776
Tier REIT, Inc.	22,342	387,857
UMH Properties, Inc.	11,462	174,337
Universal Health Realty Income Trust (b)	6,109	394,031
Urban Edge Properties (b)	43,765	1,151,020
Urstadt Biddle Properties, Inc. - Class A	13,207	271,536
Washington Prime Group, Inc.	90,826	789,278
Washington Real Estate Investment Trust	34,947	1,093,142

BHFTII-204

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio (formerly, Russell 2000 Index Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Whitestone REIT (b)	14,069	$194,715
Xenia Hotels & Resorts, Inc.	47,706	814,341

		66,130,617

Food & Staples Retailing—0.5%
Andersons, Inc. (The)	13,251	502,213
Chefs’ Warehouse, Inc. (The) (a)	8,577	119,220
Ingles Markets, Inc. - Class A (b)	6,173	266,365
Performance Food Group Co. (a) (b)	18,393	437,753
Pricesmart, Inc. (b)	9,802	903,744
Smart & Final Stores, Inc. (a) (b)	12,072	146,071
SpartanNash Co.	16,917	591,926
SUPERVALU, Inc. (a)	122,481	472,777
United Natural Foods, Inc. (a) (b)	23,843	1,030,733
Weis Markets, Inc. (b)	4,490	267,829

		4,738,631

Food Products—1.3%
AdvancePierre Foods Holdings, Inc.	10,704	333,644
Amplify Snack Brands, Inc. (a)	14,688	123,379
B&G Foods, Inc. (b)	31,647	1,273,792
Cal-Maine Foods, Inc. (b)	14,936	549,645
Calavo Growers, Inc. (b)	7,353	445,592
Darling Ingredients, Inc. (a)	78,508	1,139,936
Dean Foods Co.	44,397	872,845
Farmer Bros Co. (a)	3,967	140,233
Fresh Del Monte Produce, Inc. (b)	15,644	926,594
Freshpet, Inc. (a) (b)	10,616	116,776
J&J Snack Foods Corp.	6,995	948,242
John B Sanfilippo & Son, Inc.	3,295	241,161
Lancaster Colony Corp.	9,036	1,164,198
Landec Corp. (a) (b)	14,010	168,120
Limoneira Co.	6,209	129,830
Omega Protein Corp. (b)	11,349	227,548
Sanderson Farms, Inc. (b)	9,453	981,600
Seaboard Corp. (b)	132	550,369
Seneca Foods Corp. - Class A (a) (b)	3,507	126,603
Snyder’s-Lance, Inc. (b)	37,953	1,529,885
Tootsie Roll Industries, Inc. (b)	8,613	321,707

		12,311,699

Gas Utilities—1.2%
Chesapeake Utilities Corp. (b)	6,975	482,670
New Jersey Resources Corp.	41,016	1,624,234
Northwest Natural Gas Co.	13,257	783,489
ONE Gas, Inc.	24,719	1,671,004
South Jersey Industries, Inc.	37,607	1,340,690
Southwest Gas Holdings, Inc.	21,731	1,801,717
Spire, Inc. (b)	21,579	1,456,582
WGL Holdings, Inc.	23,231	1,917,254

		11,077,640

Health Care Equipment & Supplies—3.1%
Abaxis, Inc.	11,146	540,581
Accuray, Inc. (a)	37,218	176,785

Health Care Equipment & Supplies—(Continued)
Analogic Corp.	6,383	484,470
AngioDynamics, Inc. (a)	13,423	232,889
Anika Therapeutics, Inc. (a) (b)	7,087	307,859
AtriCure, Inc. (a) (b)	16,270	311,570
Atrion Corp. (b)	618	289,348
AxoGen, Inc. (a) (b)	13,718	143,353
Cantel Medical Corp.	16,951	1,357,775
Cardiovascular Systems, Inc. (a)	14,951	422,739
Cerus Corp. (a) (b)	58,326	259,551
CONMED Corp.	13,371	593,806
CryoLife, Inc. (a) (b)	17,220	286,713
Cutera, Inc. (a)	6,744	139,601
Endologix, Inc. (a) (b)	44,063	319,016
Exactech, Inc. (a)	5,785	145,782
GenMark Diagnostics, Inc. (a)	19,362	248,221
Glaukos Corp. (a)	8,646	443,540
Globus Medical, Inc. - Class A (a) (b)	34,489	1,021,564
Haemonetics Corp. (a)	23,946	971,489
Halyard Health, Inc. (a)	23,074	878,889
ICU Medical, Inc. (a)	7,246	1,106,464
Inogen, Inc. (a)	7,470	579,373
Insulet Corp. (a) (b)	27,643	1,191,137
Integer Holdings Corp. (a)	15,275	614,055
Integra LifeSciences Holdings Corp. (a)	29,050	1,223,876
Invacare Corp. (b)	15,930	189,567
iRhythm Technologies, Inc. (a) (b)	4,090	153,784
K2M Group Holdings, Inc. (a)	13,487	276,618
LeMaitre Vascular, Inc. (b)	7,651	188,444
Masimo Corp. (a)	18,818	1,754,967
Meridian Bioscience, Inc.	22,552	311,218
Merit Medical Systems, Inc. (a)	21,638	625,338
Natus Medical, Inc. (a)	16,472	646,526
Neogen Corp. (a)	17,828	1,168,625
Nevro Corp. (a)	11,810	1,106,597
Novocure, Ltd. (a)	25,960	210,276
NuVasive, Inc. (a)	22,848	1,706,289
NxStage Medical, Inc. (a)	30,508	818,530
OraSure Technologies, Inc. (a) (b)	29,491	381,319
Orthofix International NV (a)	9,598	366,164
Oxford Immunotec Global plc (a)	12,520	193,935
Penumbra, Inc. (a) (b)	13,208	1,102,208
Quidel Corp. (a)	13,903	314,764
Rockwell Medical, Inc. (a) (b)	30,372	190,129
RTI Surgical, Inc. (a)	32,498	129,992
Spectranetics Corp. (The) (a)	21,548	627,585
STAAR Surgical Co. (a)	19,419	190,306
SurModics, Inc. (a)	6,159	148,124
Utah Medical Products, Inc.	2,002	124,725
Wright Medical Group NV (a) (b)	47,569	1,480,347
Zeltiq Aesthetics, Inc. (a)	15,960	887,536

		29,584,359

Health Care Providers & Services—1.7%
Aceto Corp. (b)	14,101	222,937
Addus HomeCare Corp. (a)	4,191	134,112
Air Methods Corp. (a)	16,113	692,859

BHFTII-205

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio (formerly, Russell 2000 Index Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Almost Family, Inc. (a) (b)	4,667	$226,816
Amedisys, Inc. (a)	13,972	713,829
AMN Healthcare Services, Inc. (a)	21,592	876,635
BioTelemetry, Inc. (a) (b)	11,643	337,065
Capital Senior Living Corp. (a) (b)	14,260	200,496
Chemed Corp. (b)	7,393	1,350,627
Civitas Solutions, Inc. (a) (b)	6,456	118,468
Community Health Systems, Inc. (a)	54,438	482,865
Corvel Corp. (a)	5,325	231,637
Cross Country Healthcare, Inc. (a)	16,495	236,868
Diplomat Pharmacy, Inc. (a)	22,308	355,813
Ensign Group, Inc. (The)	24,374	458,231
HealthEquity, Inc. (a)	21,384	907,751
HealthSouth Corp.	42,354	1,813,175
Kindred Healthcare, Inc. (b)	40,056	334,468
Landauer, Inc. (b)	5,165	251,794
LHC Group, Inc. (a)	6,847	369,053
Magellan Health, Inc. (a)	11,100	766,455
Molina Healthcare, Inc. (a)	21,194	966,446
National Healthcare Corp. (b)	5,246	374,040
Owens & Minor, Inc. (b)	28,475	985,235
PharMerica Corp. (a)	16,508	386,287
Providence Service Corp. (The) (a)	4,768	211,890
RadNet, Inc. (a)	21,044	124,160
Select Medical Holdings Corp. (a)	52,961	707,029
Surgery Partners, Inc. (a) (b)	8,043	156,839
Teladoc, Inc. (a) (b)	11,307	282,675
Tivity Health, Inc. (a)	16,239	472,555
Triple-S Management Corp. - Class B (a)	12,074	212,140
U.S. Physical Therapy, Inc.	6,011	392,518
UnitedHealth Group, Inc.	1	91
Universal American Corp. (a)	21,072	210,088

		16,563,947

Health Care Technology—0.5%
Computer Programs & Systems, Inc. (b)	5,856	163,968
Cotiviti Holdings, Inc. (a) (b)	6,657	277,131
Evolent Health, Inc. - Class A (a) (b)	7,002	156,145
HealthStream, Inc. (a) (b)	12,016	291,148
HMS Holdings Corp. (a)	40,747	828,386
Medidata Solutions, Inc. (a) (b)	26,132	1,507,555
Omnicell, Inc. (a)	16,746	680,725
Quality Systems, Inc. (a)	24,814	378,165
Vocera Communications, Inc. (a)	11,244	279,189

		4,562,412

Hotels, Restaurants & Leisure—2.8%
Belmond, Ltd. - Class A (a)	38,098	460,986
Biglari Holdings, Inc. (a)	528	228,085
BJ’s Restaurants, Inc. (a)	9,083	366,953
Bloomin’ Brands, Inc.	47,353	934,275
Bob Evans Farms, Inc.	8,975	582,208
Boyd Gaming Corp. (a)	40,615	893,936
Buffalo Wild Wings, Inc. (a)	8,283	1,265,228
Caesars Acquisition Co. - Class A (a)	23,146	356,448
Caesars Entertainment Corp. (a) (b)	25,824	246,619

Hotels, Restaurants & Leisure—(Continued)
Carrols Restaurant Group, Inc. (a)	17,458	247,031
Cheesecake Factory, Inc. (The) (b)	21,038	1,332,968
Churchill Downs, Inc.	6,613	1,050,475
Chuy’s Holdings, Inc. (a)	8,272	246,506
ClubCorp Holdings, Inc.	32,025	514,001
Cracker Barrel Old Country Store, Inc. (b)	9,084	1,446,627
Dave & Buster’s Entertainment, Inc. (a)	18,558	1,133,708
Del Frisco’s Restaurant Group, Inc. (a)	12,052	217,539
Del Taco Restaurants, Inc. (a)	10,164	134,775
Denny’s Corp. (a)	31,940	395,098
DineEquity, Inc.	8,597	467,849
El Pollo Loco Holdings, Inc. (a) (b)	10,816	129,251
Eldorado Resorts, Inc. (a) (b)	14,157	267,921
Fiesta Restaurant Group, Inc. (a) (b)	13,371	323,578
Habit Restaurants, Inc. (The) - Class A (a)	7,224	127,865
ILG, Inc.	53,999	1,131,819
International Speedway Corp. - Class A	12,935	477,948
Intrawest Resorts Holdings, Inc. (a)	8,831	220,863
Isle of Capri Casinos, Inc. (a)	12,013	316,663
Jack in the Box, Inc.	15,472	1,573,812
La Quinta Holdings, Inc. (a)	43,635	589,945
Marcus Corp. (The)	9,550	306,555
Marriott Vacations Worldwide Corp. (b)	10,700	1,069,251
Monarch Casino & Resort, Inc. (a)	5,265	155,528
Papa John’s International, Inc.	12,261	981,370
Penn National Gaming, Inc. (a)	39,722	732,077
Pinnacle Entertainment, Inc. (a)	23,578	460,243
Planet Fitness, Inc. - Class A	13,067	251,801
Potbelly Corp. (a)	12,520	174,028
Red Robin Gourmet Burgers, Inc. (a)	5,863	342,692
Red Rock Resorts, Inc. - Class A	13,488	299,164
Ruth’s Hospitality Group, Inc.	13,027	261,191
Scientific Games Corp. - Class A (a)	23,377	552,866
SeaWorld Entertainment, Inc.	32,101	586,485
Shake Shack, Inc. - Class A (a) (b)	7,924	264,662
Sonic Corp. (b)	20,556	521,300
Speedway Motorsports, Inc.	7,078	133,350
Texas Roadhouse, Inc.	31,030	1,381,766
Wingstop, Inc.	8,064	228,050
Zoe’s Kitchen, Inc. (a) (b)	9,191	170,034

		26,553,393

Household Durables—1.3%
Bassett Furniture Industries, Inc.	5,374	144,561
Beazer Homes USA, Inc. (a)	13,700	166,181
Cavco Industries, Inc. (a)	4,452	518,213
Century Communities, Inc. (a)	7,561	192,049
CSS Industries, Inc.	4,201	108,890
Ethan Allen Interiors, Inc.	12,159	372,673
Flexsteel Industries, Inc.	3,005	151,452
GoPro, Inc. - Class A (a) (b)	49,877	433,930
Green Brick Partners, Inc. (a)	12,508	124,455
Helen of Troy, Ltd. (a)	13,453	1,267,273
Hooker Furniture Corp.	5,444	169,036
Hovnanian Enterprises, Inc. - Class A (a)	60,910	138,266
Installed Building Products, Inc. (a)	9,469	499,490

BHFTII-206

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio (formerly, Russell 2000 Index Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
iRobot Corp. (a) (b)	12,468	$824,634
KB Home (b)	41,097	817,008
La-Z-Boy, Inc.	24,718	667,386
LGI Homes, Inc. (a) (b)	8,210	278,401
Libbey, Inc.	10,247	149,401
Lifetime Brands, Inc.	5,977	120,138
M/I Homes, Inc. (a) (b)	12,868	315,266
MDC Holdings, Inc. (b)	20,862	626,903
Meritage Homes Corp. (a) (b)	18,033	663,614
NACCO Industries, Inc. - Class A	2,176	151,885
Taylor Morrison Home Corp. - Class A (a)	19,582	417,488
TopBuild Corp. (a)	18,904	888,488
TRI Pointe Group, Inc. (a)	69,898	876,521
Universal Electronics, Inc. (a) (b)	7,461	511,078
William Lyon Homes - Class A (a) (b)	12,315	253,935

		11,848,615

Household Products—0.3%
Central Garden and Pet Co. (a)	4,446	164,813
Central Garden and Pet Co. - Class A (a)	16,480	572,186
HRG Group, Inc. (a)	58,164	1,123,728
Orchids Paper Products Co. (b)	5,348	128,352
WD-40 Co. (b)	6,750	735,413

		2,724,492

Independent Power and Renewable Electricity Producers—0.5%
Atlantic Power Corp. (a)	57,898	153,430
Atlantica Yield plc	28,653	600,567
Dynegy, Inc. (a) (b)	59,317	466,232
NRG Yield, Inc. - Class A	16,087	279,753
NRG Yield, Inc. - Class C (b)	29,107	515,194
Ormat Technologies, Inc.	18,869	1,077,042
Pattern Energy Group, Inc.	30,133	606,577
TerraForm Global, Inc. - Class A (a)	51,489	247,147
TerraForm Power, Inc. - Class A (a)	44,539	550,947

		4,496,889

Industrial Conglomerates—0.0%
Raven Industries, Inc.	15,289	444,145

Insurance—2.3%
Ambac Financial Group, Inc. (a)	22,444	423,294
American Equity Investment Life Holding Co.	41,683	984,969
AMERISAFE, Inc. (b)	9,298	603,440
Argo Group International Holdings, Ltd.	14,148	959,234
Baldwin & Lyons, Inc. - Class B	4,133	101,052
Citizens, Inc. (a) (b)	22,172	164,738
CNO Financial Group, Inc.	81,775	1,676,387
eHealth, Inc. (a)	9,348	112,550
EMC Insurance Group, Inc.	3,800	106,628
Employers Holdings, Inc.	14,789	561,243
Enstar Group, Ltd. (a)	5,573	1,066,115
FBL Financial Group, Inc. - Class A	4,790	313,506
Federated National Holding Co.	5,884	102,558
Fidelity & Guaranty Life (b)	4,816	133,885

Insurance—(Continued)
Genworth Financial, Inc. - Class A (a)	246,697	1,016,392
Global Indemnity, Ltd. (a)	3,335	128,364
Greenlight Capital Re, Ltd. - Class A (a) (b)	13,998	309,356
HCI Group, Inc. (b)	4,347	198,136
Heritage Insurance Holdings, Inc. (b)	11,792	150,584
Horace Mann Educators Corp. (b)	18,978	779,047
Infinity Property & Casualty Corp.	5,597	534,514
Investors Title Co.	736	116,398
James River Group Holdings, Ltd.	7,276	311,849
Kemper Corp. (b)	18,020	718,998
Kinsale Capital Group, Inc.	3,454	110,666
Maiden Holdings, Ltd. (b)	33,144	464,016
MBIA, Inc. (a) (b)	65,336	553,396
National General Holdings Corp.	23,963	569,361
National Western Life Group, Inc. - Class A	1,054	320,585
Navigators Group, Inc. (The)	11,118	603,707
OneBeacon Insurance Group, Ltd. - Class A	11,496	183,936
Primerica, Inc.	22,155	1,821,141
RLI Corp. (b)	18,544	1,113,011
Safety Insurance Group, Inc.	6,815	477,732
Selective Insurance Group, Inc. (b)	26,789	1,263,101
State Auto Financial Corp. (b)	7,940	217,953
State National Cos., Inc. (b)	15,205	218,952
Stewart Information Services Corp. (b)	11,286	498,615
Third Point Reinsurance, Ltd. (a)	32,322	391,096
United Fire Group, Inc.	9,677	413,885
United Insurance Holdings Corp. (b)	8,654	138,031
Universal Insurance Holdings, Inc. (b)	15,753	385,949
WMIH Corp. (a)	88,867	128,857

		21,447,227

Internet & Direct Marketing Retail—0.5%
1-800-Flowers.com, Inc. - Class A (a)	13,330	135,966
Etsy, Inc. (a)	51,942	552,144
FTD Cos., Inc. (a) (b)	9,600	193,344
HSN, Inc.	14,279	529,751
Lands’ End, Inc. (a) (b)	8,472	181,725
Liberty TripAdvisor Holdings, Inc. - Class A (a)	34,803	490,722
Nutrisystem, Inc.	14,262	791,541
Overstock.com, Inc. (a)	6,439	110,751
PetMed Express, Inc. (b)	11,281	227,199
Shutterfly, Inc. (a)	17,108	826,145
Wayfair, Inc. - Class A (a) (b)	15,513	628,121

		4,667,409

Internet Software & Services—2.0%
2U, Inc. (a) (b)	18,127	718,917
Actua Corp. (a) (b)	20,148	283,079
Alarm.com Holdings, Inc. (a)	5,307	163,137
Angie’s List, Inc. (a)	21,237	121,051
Appfolio, Inc. - Class A (a)	3,969	107,957
Bankrate, Inc. (a)	20,088	193,849
Bazaarvoice, Inc. (a)	41,849	179,951
Benefitfocus, Inc. (a) (b)	6,419	179,411
Blucora, Inc. (a)	20,338	351,847
Box, Inc. - Class A (a) (b)	24,267	395,795

BHFTII-207

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio (formerly, Russell 2000 Index Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet Software & Services—(Continued)
Brightcove, Inc. (a)	16,995	$151,256
Carbonite, Inc. (a)	9,317	189,135
ChannelAdvisor Corp. (a)	10,403	115,993
Cimpress NV (a)	12,234	1,054,449
Cornerstone OnDemand, Inc. (a)	24,008	933,671
Coupa Software, Inc. (a) (b)	4,215	107,061
Endurance International Group Holdings, Inc. (a)	27,384	214,964
Envestnet, Inc. (a)	20,207	652,686
Five9, Inc. (a)	16,631	273,746
Gogo, Inc. (a) (b)	27,419	301,609
GrubHub, Inc. (a)	39,224	1,290,077
GTT Communications, Inc. (a)	11,597	282,387
Hortonworks, Inc. (a)	20,178	197,946
Instructure, Inc. (a)	5,674	132,772
j2 Global, Inc. (b)	22,619	1,897,960
LivePerson, Inc. (a) (b)	29,330	200,911
LogMeIn, Inc.	24,585	2,397,038
MeetMe, Inc. (a)	24,500	144,305
MINDBODY, Inc. - Class A (a)	7,507	206,067
New Relic, Inc. (a)	10,856	402,432
NIC, Inc.	29,109	588,002
Q2 Holdings, Inc. (a) (b)	12,619	439,772
Quotient Technology, Inc. (a)	29,125	278,144
RetailMeNot, Inc. (a)	18,130	146,853
Shutterstock, Inc. (a)	9,230	381,661
SPS Commerce, Inc. (a)	7,550	441,600
Stamps.com, Inc. (a) (b)	7,949	940,764
Trade Desk, Inc. (The) - Class A (a)	4,733	176,304
TrueCar, Inc. (a) (b)	23,179	358,579
Web.com Group, Inc. (a)	20,520	396,036
WebMD Health Corp. (a) (b)	17,955	945,869
Xactly Corp. (a)	11,677	138,956
XO Group, Inc. (a)	11,305	194,559

		19,268,558

IT Services—1.8%
Acxiom Corp. (a)	37,591	1,070,216
Blackhawk Network Holdings, Inc. (a)	27,022	1,097,093
CACI International, Inc. - Class A (a) (c)	11,262	1,321,032
Cardtronics plc - Class A (a)	22,064	1,031,492
Cass Information Systems, Inc. (b)	5,928	391,841
Convergys Corp. (b)	42,882	906,954
CSG Systems International, Inc.	15,258	576,905
EPAM Systems, Inc. (a)	22,354	1,688,174
EVERTEC, Inc.	30,384	483,106
ExlService Holdings, Inc. (a)	15,842	750,277
Forrester Research, Inc.	5,782	229,834
Hackett Group, Inc. (The)	11,151	217,333
ManTech International Corp. - Class A	12,440	430,797
MAXIMUS, Inc.	29,631	1,843,048
MoneyGram International, Inc. (a)	14,692	246,972
NeuStar, Inc. - Class A (a)	26,451	876,851
Perficient, Inc. (a)	17,369	301,526
Science Applications International Corp.	19,917	1,481,825
ServiceSource International, Inc. (a)	29,419	114,146
Sykes Enterprises, Inc. (a)	18,634	547,840

IT Services—(Continued)
Syntel, Inc. (b)	14,931	251,289
TeleTech Holdings, Inc. (b)	7,377	218,359
Travelport Worldwide, Ltd.	56,729	667,700
Unisys Corp. (a) (b)	26,228	365,881
Virtusa Corp. (a)	11,780	355,992

		17,466,483

Leisure Products—0.2%
Acushnet Holdings Corp. (a)	10,349	178,831
American Outdoor Brands Corp. (a) (b)	25,637	507,869
Callaway Golf Co.	46,706	517,035
Malibu Boats, Inc. - Class A (a) (b)	8,768	196,842
Nautilus, Inc. (a) (b)	16,328	297,986
Sturm Ruger & Co., Inc. (b)	8,538	457,210

		2,155,773

Life Sciences Tools & Services—0.6%
Accelerate Diagnostics, Inc. (a) (b)	11,348	274,622
Albany Molecular Research, Inc. (a) (b)	12,484	175,151
Cambrex Corp. (a)	15,180	835,659
Enzo Biochem, Inc. (a)	21,985	184,014
INC Research Holdings, Inc. - Class A (a)	20,394	935,065
Luminex Corp.	18,901	347,211
Medpace Holdings, Inc. (a)	4,563	136,206
NanoString Technologies, Inc. (a)	7,907	157,112
NeoGenomics, Inc. (a)	26,497	209,061
Pacific Biosciences of California, Inc. (a) (b)	40,732	210,584
PAREXEL International Corp. (a)	25,369	1,601,038
PRA Health Sciences, Inc. (a)	12,050	786,021

		5,851,744

Machinery—3.2%
Actuant Corp. - Class A (b)	28,401	748,366
Alamo Group, Inc.	4,629	352,684
Albany International Corp. - Class A	14,147	651,469
Altra Industrial Motion Corp.	12,135	472,658
American Railcar Industries, Inc. (b)	4,708	193,499
Astec Industries, Inc.	9,004	553,701
Barnes Group, Inc.	23,751	1,219,376
Briggs & Stratton Corp.	21,617	485,302
Chart Industries, Inc. (a) (b)	15,307	534,827
CIRCOR International, Inc. (b)	7,291	433,377
Columbus McKinnon Corp. (b)	10,074	250,037
Douglas Dynamics, Inc.	9,877	302,730
Energy Recovery, Inc. (a) (b)	17,996	149,727
EnPro Industries, Inc.	9,829	699,432
ESCO Technologies, Inc.	12,540	728,574
Federal Signal Corp.	29,548	408,058
Franklin Electric Co., Inc.	21,104	908,527
Global Brass & Copper Holdings, Inc.	11,099	381,806
Gorman-Rupp Co. (The) (b)	7,300	229,220
Graham Corp.	5,130	117,990
Greenbrier Cos., Inc. (The) (b)	12,008	517,545
Harsco Corp. (a)	37,700	480,675
Hillenbrand, Inc.	27,246	976,769

BHFTII-208

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio (formerly, Russell 2000 Index Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Hyster-Yale Materials Handling, Inc.	4,976	$280,597
John Bean Technologies Corp.	14,810	1,302,540
Joy Global, Inc.	46,555	1,315,179
Kadant, Inc.	5,766	342,212
Kennametal, Inc.	37,400	1,467,202
Lindsay Corp. (b)	4,595	404,911
Lydall, Inc. (a)	8,342	447,131
Manitowoc Co., Inc. (The) (a)	63,397	361,363
Meritor, Inc. (a) (b)	37,321	639,309
Milacron Holdings Corp. (a)	6,533	121,579
Miller Industries, Inc.	5,680	149,668
Mueller Industries, Inc.	26,115	893,916
Mueller Water Products, Inc. - Class A	73,654	870,590
Navistar International Corp. (a)	23,914	588,763
NN, Inc. (b)	12,696	319,939
Proto Labs, Inc. (a)	12,094	618,003
RBC Bearings, Inc. (a) (b)	10,876	1,055,951
REV Group, Inc. (a)	7,261	200,186
Rexnord Corp. (a) (b)	40,317	930,516
SPX Corp. (a)	20,781	503,939
SPX FLOW, Inc. (a)	17,419	604,614
Standex International Corp.	6,262	627,139
Sun Hydraulics Corp.	10,558	381,249
Supreme Industries, Inc. - Class A	6,762	136,998
Tennant Co.	8,362	607,499
Titan International, Inc.	22,706	234,780
TriMas Corp. (a)	22,514	467,166
Wabash National Corp. (b)	27,273	564,278
Watts Water Technologies, Inc. - Class A	13,118	817,907
Woodward, Inc.	24,351	1,653,920

		30,705,393

Marine—0.1%
Matson, Inc.	20,127	639,233
Scorpio Bulkers, Inc. (a)	29,948	275,522

		914,755

Media—1.6%
AMC Entertainment Holdings, Inc. - Class A	25,675	807,479
Central European Media Enterprises, Ltd. - Class A (a) (b)	41,674	129,189
Daily Journal Corp. (a) (b)	598	128,145
Entercom Communications Corp. - Class A	14,538	207,893
Entravision Communications Corp. - Class A	29,645	183,799
Eros International plc (a) (b)	13,360	137,608
EW Scripps Co. (The) - Class A (a) (b)	29,695	696,051
Gannett Co., Inc.	57,579	482,512
Gray Television, Inc. (a)	30,714	445,353
IMAX Corp. (a) (b)	28,090	955,060
Liberty Braves Group - Class A (a)	4,959	118,718
Liberty Braves Group - Class C (a)	16,010	378,637
Liberty Media Corp.-Liberty Formula One - Class A (a)	11,738	383,833
Liberty Media Corp.-Liberty Formula One - Class C (a)	22,971	784,460
Loral Space & Communications, Inc. (a) (b)	6,669	262,759

Media—(Continued)
MDC Partners, Inc. - Class A (b)	25,380	238,572
Meredith Corp. (b)	18,346	1,185,152
MSG Networks, Inc. - Class A (a)	29,478	688,311
National CineMedia, Inc. (b)	31,052	392,187
New Media Investment Group, Inc.	22,310	317,025
New York Times Co. (The) - Class A	58,218	838,339
Nexstar Media Group, Inc.	19,989	1,402,228
Reading International, Inc. - Class A (a)	8,504	132,152
Scholastic Corp.	12,129	516,332
Sinclair Broadcast Group, Inc. - Class A (b)	34,775	1,408,387
Time, Inc.	50,189	971,157
tronc, Inc. (a) (b)	14,706	204,708
World Wrestling Entertainment, Inc. - Class A (b)	18,113	402,471

		14,798,517

Metals & Mining—1.2%
AK Steel Holding Corp. (a) (b)	148,008	1,064,178
Allegheny Technologies, Inc. (b)	52,856	949,294
Carpenter Technology Corp.	20,845	777,519
Century Aluminum Co. (a)	24,781	314,471
Cliffs Natural Resources, Inc. (a)	132,754	1,089,910
Coeur Mining, Inc. (a)	85,970	694,638
Commercial Metals Co.	53,553	1,024,469
Ferroglobe plc (b)	31,634	326,779
Ferroglobe Representation & Warranty Insurance Trust (a) (d)	31,634	0
Gold Resource Corp.	24,859	112,363
Haynes International, Inc. (b)	6,653	253,612
Hecla Mining Co.	185,576	981,697
Kaiser Aluminum Corp.	8,616	688,418
Materion Corp.	9,498	318,658
Schnitzer Steel Industries, Inc. - Class A (b)	13,529	279,374
Stillwater Mining Co. (a)	56,563	976,843
SunCoke Energy, Inc. (a) (b)	32,541	291,567
TimkenSteel Corp. (a) (b)	18,629	352,274
Worthington Industries, Inc.	21,960	990,176

		11,486,240

Mortgage Real Estate Investment Trusts—1.0%
AG Mortgage Investment Trust, Inc.	14,345	258,927
Altisource Residential Corp. (b)	26,537	404,689
Anworth Mortgage Asset Corp. (b)	49,995	277,472
Apollo Commercial Real Estate Finance, Inc. (b)	39,035	734,248
Ares Commercial Real Estate Corp.	11,438	153,041
ARMOUR Residential REIT, Inc.	16,682	378,848
Capstead Mortgage Corp. (b)	44,863	472,856
CYS Investments, Inc.	74,681	593,714
Dynex Capital, Inc.	26,422	187,332
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	20,919	422,564
Invesco Mortgage Capital, Inc.	55,256	852,048
Ladder Capital Corp.	20,825	300,713
Mortgage Investment Corp. (b)	23,775	398,231
New Residential Investment Corp.	140,542	2,386,403
New York Mortgage Trust, Inc. (b)	51,471	317,576
Orchid Island Capital, Inc. (b)	15,529	155,135

BHFTII-209

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio (formerly, Russell 2000 Index Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Mortgage Real Estate Investment Trusts—(Continued)
PennyMac Mortgage Investment Trust	32,716	$580,709
Redwood Trust, Inc. (b)	33,524	556,834
Resource Capital Corp.	16,059	156,897
Western Asset Mortgage Capital Corp.	20,929	204,476

		9,792,713

Multi-Utilities—0.5%
Avista Corp.	30,657	1,197,156
Black Hills Corp. (b)	23,488	1,561,247
NorthWestern Corp.	23,557	1,382,796
Unitil Corp.	7,429	334,528

		4,475,727

Multiline Retail—0.2%
Big Lots, Inc. (b)	21,721	1,057,378
Fred’s, Inc. - Class A (b)	16,936	221,862
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	10,284	344,514

		1,623,754

Oil, Gas & Consumable Fuels—2.2%
Abraxas Petroleum Corp. (a)	72,356	146,159
Alon USA Energy, Inc.	18,417	224,503
Ardmore Shipping Corp.	14,743	118,681
Bill Barrett Corp. (a)	32,028	145,727
California Resources Corp. (a) (b)	16,775	252,296
Callon Petroleum Co. (a)	88,765	1,168,148
Carrizo Oil & Gas, Inc. (a) (b)	29,574	847,591
Clayton Williams Energy, Inc. (a) (b)	3,063	404,561
Clean Energy Fuels Corp. (a) (b)	51,916	132,386
Cobalt International Energy, Inc. (a) (b)	207,968	110,930
CVR Energy, Inc. (b)	8,864	177,989
Delek U.S. Holdings, Inc.	30,748	746,254
Denbury Resources, Inc. (a)	174,216	449,477
DHT Holdings, Inc.	44,160	197,395
Dorian LPG, Ltd. (a)	12,382	130,383
Frontline, Ltd. (b)	32,746	220,708
GasLog, Ltd. (b)	20,748	318,482
Gener8 Maritime, Inc. (a)	20,545	116,490
Golar LNG, Ltd.	44,104	1,231,825
Green Plains, Inc. (b)	17,956	444,411
International Seaways, Inc. (a)	7,786	148,868
Jagged Peak Energy, Inc. (a)	17,872	233,051
Matador Resources Co. (a) (b)	42,436	1,009,553
Nordic American Tankers, Ltd. (b)	48,340	395,421
Oasis Petroleum, Inc. (a) (b)	110,800	1,580,008
Panhandle Oil and Gas, Inc. - Class A (b)	7,855	150,816
Par Pacific holdings, Inc. (a) (b)	16,282	268,490
PDC Energy, Inc. (a)	26,602	1,658,635
Renewable Energy Group, Inc. (a) (b)	22,727	237,497
REX American Resources Corp. (a)	2,989	270,475
Ring Energy, Inc. (a)	19,854	214,820
RSP Permian, Inc. (a)	46,570	1,929,395
Sanchez Energy Corp. (a)	33,313	317,806
Scorpio Tankers, Inc.	83,337	370,016
SemGroup Corp. - Class A (b)	32,021	1,152,756

Oil, Gas & Consumable Fuels—(Continued)
Ship Finance International, Ltd. (b)	28,428	417,892
SRC Energy, Inc. (a) (b)	91,847	775,189
Teekay Corp.	22,735	208,025
Teekay Tankers, Ltd. - Class A	53,596	109,872
Western Refining, Inc.	38,502	1,350,265
Westmoreland Coal Co. (a)	9,538	138,492
WildHorse Resource Development Corp. (a)	12,410	154,380

		20,676,118

Paper & Forest Products—0.6%
Boise Cascade Co. (a)	18,411	491,574
Clearwater Paper Corp. (a)	7,836	438,816
Deltic Timber Corp. (b)	5,314	415,130
KapStone Paper and Packaging Corp.	39,372	909,493
Louisiana-Pacific Corp. (a)	67,805	1,682,920
Neenah Paper, Inc.	7,745	578,551
PH Glatfelter Co.	21,278	462,584
Schweitzer-Mauduit International, Inc.	14,898	617,075

		5,596,143

Personal Products—0.3%
Avon Products, Inc. (a) (b)	215,512	948,253
elf Beauty, Inc. (a) (b)	4,255	122,544
Inter Parfums, Inc. (b)	8,191	299,381
Medifast, Inc.	5,660	251,134
Natural Health Trends Corp.	3,882	112,190
Nutraceutical International Corp.	4,388	136,686
Revlon, Inc. - Class A (a)	6,172	171,890
USANA Health Sciences, Inc. (a)	5,606	322,906

		2,364,984

Pharmaceuticals—1.7%
Aclaris Therapeutics, Inc. (a)	5,550	165,501
Aerie Pharmaceuticals, Inc. (a)	14,203	644,106
Amphastar Pharmaceuticals, Inc. (a) (b)	18,205	263,973
ANI Pharmaceuticals, Inc. (a)	3,945	195,317
Catalent, Inc. (a)	48,749	1,380,572
Corcept Therapeutics, Inc. (a)	39,100	428,536
Depomed, Inc. (a)	31,379	393,806
Dermira, Inc. (a)	14,136	482,179
Heska Corp. (a)	3,277	344,019
Horizon Pharma plc (a)	78,756	1,164,014
Impax Laboratories, Inc. (a)	35,866	453,705
Innoviva, Inc. (a)	40,393	558,635
Intersect ENT, Inc. (a)	11,434	196,093
Intra-Cellular Therapies, Inc. (a)	16,993	276,136
Lannett Co., Inc. (a) (b)	12,710	284,068
Medicines Co. (The) (a) (b)	32,038	1,566,658
Nektar Therapeutics (a)	69,236	1,624,969
Omeros Corp. (a) (b)	18,771	283,818
Pacira Pharmaceuticals, Inc. (a)	17,459	796,130
Paratek Pharmaceuticals, Inc. (a)	10,327	198,795
Phibro Animal Health Corp. - Class A	9,993	280,803
Prestige Brands Holdings, Inc. (a)	25,686	1,427,114
Revance Therapeutics, Inc. (a) (b)	8,949	186,139

BHFTII-210

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio (formerly, Russell 2000 Index Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Sciclone Pharmaceuticals, Inc. (a) (b)	27,839	$272,822
Sucampo Pharmaceuticals, Inc. - Class A (a) (b)	12,005	132,055
Supernus Pharmaceuticals, Inc. (a)	23,502	735,613
Teligent, Inc. (a)	15,665	122,344
Tetraphase Pharmaceuticals, Inc. (a)	19,335	177,689
TherapeuticsMD, Inc. (a) (b)	70,014	504,101
Theravance Biopharma, Inc. (a)	19,690	724,986
WAVE Life Sciences, Ltd. (a)	4,065	111,788
Zogenix, Inc. (a) (b)	13,652	148,124

		16,524,608

Professional Services—1.3%
Acacia Research Corp. (a)	26,966	155,054
Advisory Board Co. (The) (a)	20,097	940,540
Barrett Business Services, Inc.	3,858	210,724
CBIZ, Inc. (a)	24,387	330,444
CEB, Inc.	15,566	1,223,488
CRA International, Inc.	4,868	171,986
Exponent, Inc.	12,398	738,301
FTI Consulting, Inc. (a)	19,255	792,728
GP Strategies Corp. (a)	5,793	146,563
Heidrick & Struggles International, Inc.	9,634	253,856
Huron Consulting Group, Inc. (a)	10,356	435,988
ICF International, Inc. (a)	8,868	366,248
Insperity, Inc.	7,461	661,418
Kelly Services, Inc. - Class A	14,944	326,676
Kforce, Inc.	12,692	301,435
Korn/Ferry International	28,161	886,790
Mistras Group, Inc. (a) (b)	8,222	175,786
Navigant Consulting, Inc. (a)	21,686	495,742
On Assignment, Inc. (a)	24,181	1,173,504
Resources Connection, Inc.	12,083	202,390
RPX Corp. (a)	26,264	315,168
TriNet Group, Inc. (a)	19,326	558,521
TrueBlue, Inc. (a)	19,573	535,322
WageWorks, Inc. (a) (b)	17,251	1,247,247

		12,645,919

Real Estate Management & Development—0.5%
Alexander & Baldwin, Inc.	22,995	1,023,737
Altisource Portfolio Solutions S.A. (a) (b)	6,754	248,547
Consolidated-Tomoka Land Co.	2,461	131,762
Forestar Group, Inc. (a)	17,933	244,785
FRP Holdings, Inc. (a)	3,389	135,560
HFF, Inc. - Class A	17,641	488,126
Kennedy-Wilson Holdings, Inc.	38,983	865,423
Marcus & Millichap, Inc. (a) (b)	6,463	158,861
RE/MAX Holdings, Inc. - Class A (b)	8,877	527,738
RMR Group, Inc. (The) - Class A	3,481	172,310
St. Joe Co. (The) (a)	25,487	434,553
Tejon Ranch Co. (a)	7,566	165,620

		4,597,022

Road & Rail—0.4%
ArcBest Corp.	12,815	333,190

Road & Rail—(Continued)
Covenant Transportation Group, Inc. - Class A (a) (b)	5,776	108,589
Heartland Express, Inc.	22,410	449,321
Knight Transportation, Inc.	32,744	1,026,524
Marten Transport, Ltd. (b)	11,626	272,630
Saia, Inc. (a)	11,835	524,290
Swift Transportation Co. (a) (b)	36,623	752,236
Werner Enterprises, Inc. (b)	22,043	577,527
YRC Worldwide, Inc. (a)	14,785	162,783

		4,207,090

Semiconductors & Semiconductor Equipment—3.9%
Advanced Energy Industries, Inc. (a)	18,734	1,284,403
Advanced Micro Devices, Inc. (a)	352,617	5,130,577
Alpha & Omega Semiconductor, Ltd. (a)	10,203	175,390
Ambarella, Inc. (a) (b)	15,830	866,059
Amkor Technology, Inc. (a)	46,149	534,867
Axcelis Technologies, Inc. (a)	13,934	261,959
Brooks Automation, Inc.	32,611	730,486
Cabot Microelectronics Corp.	11,541	884,156
Cavium, Inc. (a)	29,819	2,136,830
Ceva, Inc. (a)	9,018	320,139
Cirrus Logic, Inc. (a)	28,876	1,752,484
Cohu, Inc.	11,848	218,714
Diodes, Inc. (a)	18,315	440,476
DSP Group, Inc. (a)	11,248	134,976
Entegris, Inc. (a)	65,120	1,523,808
Exar Corp. (a) (c)	20,123	261,800
FormFactor, Inc. (a) (c)	31,704	375,687
Inphi Corp. (a) (b)	19,424	948,280
Integrated Device Technology, Inc. (a)	64,575	1,528,490
IXYS Corp.	13,771	200,368
Kopin Corp. (a) (b)	32,479	133,164
Lattice Semiconductor Corp. (a)	55,774	385,956
MACOM Technology Solutions Holdings, Inc. (a) (b)	15,079	728,316
MaxLinear, Inc. - Class A (a)	26,699	748,907
Microsemi Corp. (a)	53,406	2,752,011
MKS Instruments, Inc.	24,449	1,680,869
Monolithic Power Systems, Inc.	17,868	1,645,643
Nanometrics, Inc. (a)	12,771	389,005
NeoPhotonics Corp. (a)	14,422	129,942
NVE Corp.	2,605	215,668
PDF Solutions, Inc. (a) (b)	13,631	308,333
Photronics, Inc. (a) (b)	30,362	324,873
Power Integrations, Inc.	12,391	814,708
Rambus, Inc. (a) (b)	49,965	656,540
Rudolph Technologies, Inc. (a)	13,085	293,104
Semtech Corp. (a)	29,669	1,002,812
Sigma Designs, Inc. (a)	18,886	118,038
Silicon Laboratories, Inc. (a)	19,814	1,457,320
Synaptics, Inc. (a)	17,366	859,791
Ultra Clean Holdings, Inc. (a)	16,793	283,298
Ultratech, Inc. (a)	9,957	294,926
Veeco Instruments, Inc. (a) (b)	20,425	609,686
Xcerra Corp. (a)	26,473	235,345

BHFTII-211

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio (formerly, Russell 2000 Index Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Xperi Corp.	24,436	$829,602

		36,607,806

Software—3.4%
8x8, Inc. (a)	41,065	626,241
A10 Networks, Inc. (a)	21,727	198,802
ACI Worldwide, Inc. (a)	53,497	1,144,301
American Software, Inc. - Class A	12,761	131,183
Aspen Technology, Inc. (a) (c)	37,022	2,181,336
Barracuda Networks, Inc. (a)	11,138	257,399
Blackbaud, Inc. (b)	22,367	1,714,878
Blackline, Inc. (a) (b)	5,176	154,038
Bottomline Technologies de, Inc. (a)	19,170	453,371
BroadSoft, Inc. (a) (b)	14,701	590,980
Callidus Software, Inc. (a) (b)	28,634	611,336
CommVault Systems, Inc. (a)	18,850	957,580
Digimarc Corp. (a) (b)	3,943	106,461
Ebix, Inc. (b)	12,122	742,473
Ellie Mae, Inc. (a)	15,728	1,577,047
Fair Isaac Corp.	14,308	1,845,017
Gigamon, Inc. (a)	15,887	564,783
Globant S.A. (a) (b)	12,602	458,713
Glu Mobile, Inc. (a)	52,822	119,906
HubSpot, Inc. (a)	14,089	853,089
Imperva, Inc. (a)	14,007	574,987
Jive Software, Inc. (a)	29,952	128,794
MicroStrategy, Inc. - Class A (a)	4,589	861,814
Model N, Inc. (a) (b)	11,583	121,042
Monotype Imaging Holdings, Inc.	18,592	373,699
Paycom Software, Inc. (a) (b)	21,414	1,231,519
Paylocity Holding Corp. (a)	10,675	412,375
Pegasystems, Inc.	16,572	726,682
Progress Software Corp.	23,712	688,834
Proofpoint, Inc. (a) (b)	19,783	1,471,064
PROS Holdings, Inc. (a) (b)	10,832	262,026
QAD, Inc. - Class A	4,798	133,624
Qualys, Inc. (a)	13,378	507,026
Rapid7, Inc. (a) (b)	10,207	152,901
RealPage, Inc. (a)	24,417	852,153
RingCentral, Inc. - Class A (a)	28,664	811,191
Rubicon Project, Inc. (The) (a)	18,549	109,254
Sapiens International Corp. NV	11,949	153,903
Silver Spring Networks, Inc. (a)	17,691	199,731
Synchronoss Technologies, Inc. (a)	19,823	483,681
Take-Two Interactive Software, Inc. (a)	45,772	2,712,907
Telenav, Inc. (a)	16,939	146,522
TiVo Corp. (b)	54,357	1,019,194
Varonis Systems, Inc. (a)	5,014	159,445
VASCO Data Security International, Inc. (a)	15,031	202,919
Verint Systems, Inc. (a)	28,969	1,256,530
Workiva, Inc. (a)	11,206	175,374
Zendesk, Inc. (a)	39,450	1,106,178
Zix Corp. (a)	28,558	137,364

		32,461,667

Specialty Retail—2.1%
Aaron’s, Inc. (b)	32,279	959,977
Abercrombie & Fitch Co. - Class A (b)	32,535	388,143
America’s Car-Mart, Inc. (a)	3,580	130,491
American Eagle Outfitters, Inc.	80,529	1,129,822
Asbury Automotive Group, Inc. (a) (b)	9,029	542,643
Ascena Retail Group, Inc. (a) (b)	79,891	340,336
Barnes & Noble Education, Inc. (a)	20,589	197,449
Barnes & Noble, Inc. (b)	31,637	292,642
Big 5 Sporting Goods Corp. (b)	9,615	145,187
Buckle, Inc. (The) (b)	14,188	263,897
Caleres, Inc.	20,189	533,393
Camping World Holdings, Inc. - Class A	5,917	190,764
Cato Corp. (The) - Class A (b)	13,930	305,903
Chico’s FAS, Inc. (b)	60,613	860,705
Children’s Place, Inc. (The) (b)	8,817	1,058,481
Citi Trends, Inc.	8,551	145,367
DSW, Inc. - Class A (b)	33,068	683,846
Express, Inc. (a) (b)	37,753	343,930
Finish Line, Inc. (The) - Class A	20,123	286,350
Five Below, Inc. (a) (b)	25,874	1,120,603
Francesca’s Holdings Corp. (a)	18,782	288,304
Genesco, Inc. (a) (b)	10,535	584,166
GNC Holdings, Inc. - Class A (b)	33,443	246,140
Group 1 Automotive, Inc.	9,411	697,167
Guess?, Inc. (b)	30,485	339,908
Haverty Furniture Cos., Inc.	10,391	253,021
Hibbett Sports, Inc. (a)	10,209	301,165
Lithia Motors, Inc. - Class A (b)	11,630	996,109
Lumber Liquidators Holdings, Inc. (a) (b)	13,856	290,837
MarineMax, Inc. (a) (b)	12,696	274,868
Monro Muffler Brake, Inc. (b)	15,070	785,147
Office Depot, Inc.	245,668	1,146,041
Party City Holdco, Inc. (a) (b)	13,656	191,867
Pier 1 Imports, Inc.	35,527	254,373
Rent-A-Center, Inc. (b)	21,277	188,727
RH (a) (b)	19,129	884,908
Select Comfort Corp. (a) (b)	19,982	495,354
Shoe Carnival, Inc. (b)	8,227	202,137
Sonic Automotive, Inc. - Class A (b)	14,688	294,494
Tailored Brands, Inc.	22,434	335,164
Tile Shop Holdings, Inc. (b)	14,624	281,512
Vitamin Shoppe, Inc. (a) (b)	12,621	254,313
Winmark Corp.	1,140	128,820
Zumiez, Inc. (a)	10,452	191,272

		19,825,743

Technology Hardware, Storage & Peripherals—0.5%
3D Systems Corp. (a) (b)	52,340	783,006
Cray, Inc. (a)	19,290	422,451
Diebold Nixdorf, Inc.	31,066	953,726
Electronics for Imaging, Inc. (a) (b)	22,186	1,083,342
Immersion Corp. (a) (b)	15,004	129,935
Nimble Storage, Inc. (a)	31,351	391,888
Pure Storage, Inc. - Class A (a)	30,203	296,895
Stratasys, Ltd. (a)	23,667	484,937

BHFTII-212

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio (formerly, Russell 2000 Index Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Technology Hardware, Storage & Peripherals—(Continued)
Super Micro Computer, Inc. (a)	17,788	$450,926

		4,997,106

Textiles, Apparel & Luxury Goods—0.7%
Columbia Sportswear Co.	13,362	785,018
Crocs, Inc. (a) (b) (c)	36,244	256,245
Culp, Inc.	4,697	146,546
Deckers Outdoor Corp. (a)	14,873	888,364
Fossil Group, Inc. (a) (b)	20,656	360,447
G-III Apparel Group, Ltd. (a) (b)	21,024	460,215
Iconix Brand Group, Inc. (a)	23,416	176,088
Movado Group, Inc. (b)	7,984	199,201
Oxford Industries, Inc. (b)	7,657	438,440
Perry Ellis International, Inc. (a)	7,318	157,191
Steven Madden, Ltd. (a)	30,077	1,159,468
Unifi, Inc. (a) (b)	7,892	224,054
Wolverine World Wide, Inc. (b)	45,644	1,139,731

		6,391,008

Thrifts & Mortgage Finance—2.2%
Astoria Financial Corp.	45,250	928,078
Bank Mutual Corp.	22,673	213,126
BankFinancial Corp.	7,874	114,331
Beneficial Bancorp, Inc. (b)	32,692	523,072
BofI Holding, Inc. (a) (b)	28,164	735,925
BSB Bancorp, Inc. (a)	4,295	121,334
Capitol Federal Financial, Inc. (b)	59,838	875,430
Charter Financial Corp.	7,188	141,388
Clifton Bancorp, Inc.	7,634	123,595
Dime Community Bancshares, Inc.	15,501	314,670
Essent Group, Ltd. (a)	35,226	1,274,124
EverBank Financial Corp.	50,515	984,032
Federal Agricultural Mortgage Corp. - Class C	4,263	245,421
First Defiance Financial Corp.	5,038	249,431
Flagstar Bancorp, Inc. (a)	9,133	257,459
Hingham Institution for Savings	716	126,625
HomeStreet, Inc. (a) (b)	12,382	346,077
Kearny Financial Corp. (b)	43,899	660,680
LendingTree, Inc. (a)	2,772	347,470
Meridian Bancorp, Inc.	23,292	426,244
Meta Financial Group, Inc.	4,218	373,293
MGIC Investment Corp. (a)	157,888	1,599,405
Nationstar Mortgage Holdings, Inc. (a)	13,208	208,158
NMI Holdings, Inc. - Class A (a)	20,655	235,467
Northfield Bancorp, Inc.	19,366	348,975
Northwest Bancshares, Inc.	47,880	806,299
OceanFirst Financial Corp.	12,572	354,216
Ocwen Financial Corp. (a)	51,713	282,870
Oritani Financial Corp. (b)	16,857	286,569
PennyMac Financial Services, Inc. - Class A (a)	7,300	124,465
PHH Corp. (a)	24,884	316,773
Provident Financial Services, Inc.	29,105	752,364
Radian Group, Inc.	99,468	1,786,445
Territorial Bancorp, Inc.	4,282	133,470
TrustCo Bank Corp. (b)	45,137	354,325
United Community Financial Corp.	24,319	202,821

Thrifts & Mortgage Finance—(Continued)
United Financial Bancorp, Inc.	21,901	372,536
Walker & Dunlop, Inc. (a)	12,545	523,001
Washington Federal, Inc.	43,725	1,447,298
Waterstone Financial, Inc.	10,900	198,925
Western New England Bancorp, Inc.	13,397	140,669
WSFS Financial Corp.	14,223	653,547

		20,510,403

Tobacco—0.2%
Universal Corp.	11,709	828,412
Vector Group, Ltd. (b)	44,917	934,273

		1,762,685

Trading Companies & Distributors—1.1%
Aircastle, Ltd. (b)	23,576	568,889
Applied Industrial Technologies, Inc.	17,771	1,099,136
Beacon Roofing Supply, Inc. (a)	28,149	1,383,805
BMC Stock Holdings, Inc. (a)	26,965	609,409
CAI International, Inc. (a)	8,107	127,604
DXP Enterprises, Inc. (a)	6,978	264,257
Foundation Building Materials, Inc. (a)	8,353	133,398
GATX Corp. (b)	18,372	1,119,957
GMS, Inc. (a)	3,580	125,443
H&E Equipment Services, Inc. (b)	15,412	377,902
Kaman Corp. (b)	13,043	627,760
MRC Global, Inc. (a)	44,689	819,149
NOW, Inc. (a) (b)	51,271	869,556
Rush Enterprises, Inc. - Class A (a)	12,945	428,221
SiteOne Landscape Supply, Inc. (a)	5,340	258,509
Textainer Group Holdings, Ltd.	11,532	176,440
Titan Machinery, Inc. (a)	9,306	142,754
Triton International, Ltd. (b)	20,087	518,044
Univar, Inc. (a)	21,106	647,110
Veritiv Corp. (a)	3,938	203,988

		10,501,331

Water Utilities—0.3%
American States Water Co. (b)	16,817	744,993
Artesian Resources Corp. - Class A	3,766	122,621
California Water Service Group	22,665	812,540
Connecticut Water Service, Inc. (b)	4,871	258,894
Middlesex Water Co.	7,497	277,014
SJW Group	7,394	356,539
York Water Co. (The)	6,695	234,660

		2,807,261

Wireless Telecommunication Services—0.1%
Boingo Wireless, Inc. (a) (b)	17,390	225,896
Shenandoah Telecommunications Co. (b)	22,906	642,513
Spok Holdings, Inc.	11,723	222,737

		1,091,146

Total Common Stocks (Cost $609,700,563)		890,344,256

BHFTII-213

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio (formerly, Russell 2000 Index Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Mutual Fund–3.1%

Security Description	Shares/ Principal Amount*	Value

Investment Company Security—3.1%
iShares Russell 2000 Index Fund (b) (Cost $28,920,713)	213,000	$29,283,240

Rights—0.0%

Biotechnology—0.0%
Dyax Corp. Expires 12/31/19 (a) (d) (e)	69,204	169,550
Tobira Therapeutics, Inc., Expires 12/31/28 (a) (d) (e)	4,660	64,028

		233,578

Machinery—0.0%
Gerber Scientific, Inc. (a) (d)	14,024	0

Total Rights (Cost $140,845)		233,578

Corporate Bonds & Notes—0.0%

Metal Fabricate/Hardware—0.0%
Mueller Industries, Inc.
6.000%, 03/01/27 (Cost $130,000)	130,000	129,025

Short-Term Investments—3.2%

Discount Notes—2.1%
Federal Home Loan Bank 0.475%, 04/10/17 (f)	2,800,000	2,799,625
0.487%, 04/17/17 (f)	800,000	799,786
0.493%, 04/21/17 (f)	2,625,000	2,624,094
0.545%, 05/12/17 (f)	5,375,000	5,370,748
0.638%, 05/26/17 (f)	400,000	399,570
0.664%, 04/11/17 (f)	1,050,000	1,049,839
0.689%, 06/01/17 (f)	1,750,000	1,747,849
0.740%, 04/19/17 (f)	225,000	224,931
0.783%, 06/21/17 (f)	4,875,000	4,866,976

		19,883,418

U.S. Treasury—1.1%
U.S. Treasury Bills 0.349%, 04/06/17 (f)	2,625,000	2,624,866
0.463%, 04/13/17 (f)	6,625,000	6,623,668
0.630%, 08/03/17 (f)	800,000	797,858
0.718%, 04/27/17 (f)	600,000	599,708

		10,646,100

Total Short-Term Investments (Cost $30,530,771)		30,529,518

Securities Lending Reinvestments (g)—19.0%

Certificates of Deposit—11.0%
ABN AMRO Bank NV Zero Coupon, 05/05/17	1,794,807	1,798,524

Certificates of Deposit—(Continued)
Bank of America N.A. 1.271%, 07/11/17 (h)	7,000,000	7,007,408
Canadian Imperial Bank 1.392%, 10/27/17 (h)	1,500,000	1,501,805
1.454%, 05/24/17 (h)	500,293	500,175
Chiba Bank, Ltd., New York 1.100%, 04/07/17	1,500,000	1,500,017
Cooperative Rabobank UA New York 1.422%, 10/13/17 (h)	2,500,000	2,503,405
Credit Agricole Corporate and Investment Bank 1.491%, 04/12/17 (h)	5,000,000	5,000,565
Credit Industriel et Commercial 1.440%, 04/05/17 (h)	2,000,000	2,000,086
Credit Suisse AG New York 1.511%, 04/03/17 (h)	2,300,000	2,300,037
1.581%, 04/11/17 (h)	1,500,000	1,500,123
Danske Bank A/S London Zero Coupon, 05/12/17	3,739,146	3,746,138
DNB NOR Bank ASA 1.279%, 07/28/17 (h)	2,200,000	2,200,972
ING Bank NV 1.461%, 04/18/17 (h)	4,500,000	4,501,918
KBC Bank NV 1.120%, 05/08/17	750,000	750,113
1.150%, 04/18/17	3,000,000	3,000,270
1.150%, 04/27/17	2,500,000	2,498,525
1.170%, 04/06/17	1,500,000	1,500,015
Mitsubishi UFJ Trust and Banking Corp. 1.581%, 04/11/17 (h)	4,000,000	4,000,488
Mizuho Bank, Ltd., New York 1.339%, 08/02/17 (h)	1,000,000	1,000,576
1.591%, 04/11/17 (h)	4,000,000	4,000,304
1.643%, 04/18/17 (h)	2,100,000	2,100,304
National Australia Bank London 1.199%, 05/02/17 (h)	3,500,000	3,501,226
Natixis New York 1.241%, 08/03/17 (h)	2,500,000	2,501,610
1.444%, 04/07/17 (h)	2,000,000	2,000,110
Norinchukin Bank New York 1.451%, 07/12/17 (h)	5,000,000	5,004,425
Rabobank London 1.422%, 10/13/17 (h)	2,000,000	2,004,890
Royal Bank of Canada New York 1.340%, 04/04/17 (h)	2,500,000	2,499,937
1.422%, 10/13/17 (h)	3,000,000	3,005,367
Sumitomo Bank New York 1.410%, 05/05/17 (h)	750,000	750,146
Sumitomo Mitsui Banking Corp., New York 1.284%, 08/01/17 (h)	2,700,000	2,701,444
1.534%, 04/07/17 (h)	2,000,000	2,000,116
1.591%, 04/12/17 (h)	2,000,000	2,000,399
Sumitomo Mitsui Trust Bank, Ltd., New York 1.558%, 04/10/17 (h)	2,500,000	2,500,315
1.572%, 04/26/17 (h)	3,750,000	3,751,241

BHFTII-214

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio (formerly, Russell 2000 Index Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Svenska Handelsbanken New York 1.508%, 05/18/17 (h)	4,000,000	$4,002,068
Toronto Dominion Bank New York 1.330%, 01/10/18 (h)	3,500,000	3,500,686
UBS, Stamford 1.301%, 05/12/17 (h)	1,800,000	1,800,443
1.589%, 07/31/17 (h)	1,603,468	1,604,407
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (h)	2,100,000	2,103,433
1.452%, 04/26/17 (h)	2,200,000	2,200,585

		104,344,616

Commercial Paper—3.0%
Barton Capital S.A. 1.110%, 04/21/17	2,991,490	2,997,999
Commonwealth Bank Australia 1.389%, 10/23/17 (h)	2,500,000	2,503,055
Den Norske ASA 1.432%, 04/27/17 (h)	2,200,000	2,200,475
HSBC plc 1.442%, 04/25/17 (h)	5,100,000	5,100,918
Kells Funding LLC 1.100%, 06/05/17	2,291,145	2,295,047
LMA S.A. & LMA Americas 1.090%, 05/10/17	997,033	998,781
1.120%, 04/13/17	1,495,800	1,499,466
Macquarie Bank, Ltd. 1.120%, 04/20/17	1,495,800	1,499,027
Sheffield Receivables Co. 1.170%, 04/04/17	2,492,769	2,499,817
Versailles Commercial Paper LLC 1.120%, 04/24/17	2,991,600	2,998,161
Westpac Banking Corp. 1.380%, 10/20/17 (h)	3,400,000	3,406,162

		27,998,908

Repurchase Agreements—3.7%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $992,766 on 04/03/17, collateralized by $1,427,859 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $1,012,557.	992,702	992,702
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/17 at 0.880% to be repurchased at $1,900,139 on 04/03/17, collateralized by $1,944,626 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.000%, maturity dates ranging from 03/15/18 - 08/15/25, with a value of $1,938,000.	1,900,000	1,900,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 01/25/17 at 1.460% to be repurchased at $50,322 on 07/03/17, collateralized by various Common Stock with a value of $55,000.	50,000	50,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $100,008 on 04/03/17, collateralized by $101,178 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $102,001.	100,000	100,000
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $2,000,217 on 04/03/17, collateralized by $308,996 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $2,195,973.	2,000,000	2,000,000
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $8,005,200 on 04/03/17, collateralized by $1,235,986 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $8,783,893.	8,000,000	8,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $3,017,280 on 06/02/17, collateralized by various Common Stock with a value of $3,300,000.	3,000,000	3,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/31/17 at 0.790% to be repurchased at $2,141,290 on 04/03/17, collateralized by $10,724,220 U.S. Government Agency Obligations with rates ranging from 2.000% - 10.500%, maturity dates ranging from 06/20/17 - 03/20/47, with a value of $2,183,972.	2,141,150	2,141,150
Macquarie Bank, Ltd., London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $2,600,178 on 04/03/17, collateralized by $2,583,735 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $2,653,602.	2,600,000	2,600,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $3,534,271 on 07/03/17, collateralized by various Common Stock with a value of $3,850,000.	3,500,000	3,500,000

BHFTII-215

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio (formerly, Russell 2000 Index Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Natixis New York Repurchase Agreement dated 03/31/17 at 0.980% to be repurchased at $10,000,817 on 04/03/17, collateralized by $11,706,514 U.S. Government Agency and Treasury Obligations with rates ranging from 1.343% - 6.000% , maturity dates ranging from 06/30/18 - 01/16/58, with a value of $10,200,833.	10,000,000	$10,000,000
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $650,050 on 04/03/17, collateralized by $1,945,758 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $663,000.	650,000	650,000

		34,933,852

Time Deposits—1.3%
OP Corporate Bank plc 1.180%, 04/24/17	2,500,000	2,500,000
1.200%, 04/10/17	2,500,000	2,500,000
Shinkin Central Bank 1.350%, 04/21/17	575,000	575,000
1.440%, 04/26/17	3,000,000	3,000,000
1.440%, 04/27/17	700,000	700,000
Skandanaviska Enskilda Banken 0.810%, 04/03/17	2,000,000	2,000,000
Svenska 0.800%, 04/03/17	1,000,000	1,000,000

		12,275,000

Total Securities Lending Reinvestments (Cost $179,494,333)		179,552,376

Total Investments—119.1% (Cost $848,917,225) (i)		1,130,071,993
Other assets and liabilities (net)—(19.1)%		(181,387,295)

Net Assets—100.0%		$948,684,698

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $173,682,555 and the collateral received consisted of cash in the amount of $179,452,202. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2017, the market value of securities pledged was $3,339,931.
(d)	Illiquid security. As of March 31, 2017, these securities represent 0.0% of net assets.
(e)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent less than 0.05% of net assets.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(h)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(i)	As of March 31, 2017, the aggregate cost of investments was $848,917,225. The aggregate unrealized appreciation and depreciation of investments were $327,599,169 and $(46,444,401), respectively, resulting in net unrealized appreciation of $281,154,768.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
Russell 2000 Index Mini Futures	06/16/17	394	USD	26,733,396	$539,284

(USD)—	United States Dollar

BHFTII-216

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio (formerly, Russell 2000 Index Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$890,344,256	$0	$—	$890,344,256
Total Mutual Fund*	29,283,240	—	—	29,283,240
Total Rights*	—	—	233,578	233,578
Total Corporate Bonds & Notes*	—	129,025	—	129,025
Total Short-Term Investments*	—	30,529,518	—	30,529,518
Total Securities Lending Reinvestments*	—	179,552,376	—	179,552,376
Total Investments	$919,627,496	$210,210,919	$233,578	$1,130,071,993

Collateral for Securities Loaned (Liability)	$—	$(179,452,202)	$—	$(179,452,202)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$539,284	$—	$—	$539,284

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2017 is not presented.

BHFTII-217

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.2%
Arconic, Inc. (a)	145,171	$3,823,804
Boeing Co. (The)	187,704	33,197,329
General Dynamics Corp.	93,778	17,555,242
L3 Technologies, Inc.	25,637	4,237,540
Lockheed Martin Corp.	82,275	22,016,790
Northrop Grumman Corp.	57,536	13,684,362
Raytheon Co.	96,514	14,718,385
Rockwell Collins, Inc.	43,112	4,188,762
Textron, Inc.	89,002	4,235,605
TransDigm Group, Inc.	16,370	3,604,019
United Technologies Corp.	246,969	27,712,392

		148,974,230

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc. (a)	46,582	3,600,323
Expeditors International of Washington, Inc. (a)	59,355	3,352,964
FedEx Corp.	80,798	15,767,729
United Parcel Service, Inc. - Class B	227,123	24,370,298

		47,091,314

Airlines—0.6%
Alaska Air Group, Inc. (a)	40,687	3,752,155
American Airlines Group, Inc. (a)	166,135	7,027,510
Delta Air Lines, Inc.	240,812	11,067,720
Southwest Airlines Co.	202,746	10,899,625
United Continental Holdings, Inc. (b)	94,347	6,664,672

		39,411,682

Auto Components—0.2%
BorgWarner, Inc. (a)	65,883	2,753,251
Delphi Automotive plc	88,829	7,149,846
Goodyear Tire & Rubber Co. (The)	82,927	2,985,372

		12,888,469

Automobiles—0.5%
Ford Motor Co.	1,286,312	14,972,672
General Motors Co. (a)	449,201	15,883,747
Harley-Davidson, Inc. (a)	58,110	3,515,655

		34,372,074

Banks—6.4%
Bank of America Corp.	3,303,604	77,932,018
BB&T Corp.	266,392	11,907,722
Citigroup, Inc.	913,039	54,617,993
Citizens Financial Group, Inc.	167,767	5,796,350
Comerica, Inc.	57,951	3,974,280
Fifth Third Bancorp	247,307	6,281,598
Huntington Bancshares, Inc. (a)	357,835	4,791,411
JPMorgan Chase & Co.	1,177,078	103,394,531
KeyCorp	353,403	6,283,505
M&T Bank Corp. (a)	50,805	7,861,058
People’s United Financial, Inc. (a)	113,186	2,059,985
PNC Financial Services Group, Inc. (The)	160,204	19,262,929
Regions Financial Corp.	397,172	5,770,909
SunTrust Banks, Inc.	161,936	8,955,061

Banks—(Continued)
U.S. Bancorp (a)	524,756	27,024,934
Wells Fargo & Co.	1,483,895	82,593,596
Zions Bancorp (a)	66,704	2,801,568

		431,309,448

Beverages—2.0%
Brown-Forman Corp. - Class B (a)	58,290	2,691,832
Coca-Cola Co. (The)	1,273,352	54,041,059
Constellation Brands, Inc. - Class A	56,912	9,223,728
Dr Pepper Snapple Group, Inc.	60,335	5,908,003
Molson Coors Brewing Co. - Class B	60,760	5,815,340
Monster Beverage Corp. (a) (b)	132,570	6,120,757
PepsiCo, Inc.	470,314	52,609,324

		136,410,043

Biotechnology—2.8%
AbbVie, Inc. (a)	525,248	34,225,160
Alexion Pharmaceuticals, Inc. (b)	74,018	8,973,942
Amgen, Inc.	242,685	39,817,328
Biogen, Inc. (b)	71,148	19,453,286
Celgene Corp. (b)	256,365	31,899,497
Gilead Sciences, Inc.	430,721	29,254,570
Incyte Corp. (a) (b)	58,047	7,759,143
Regeneron Pharmaceuticals, Inc. (a) (b)	25,059	9,710,613
Vertex Pharmaceuticals, Inc. (b)	81,868	8,952,266

		190,045,805

Building Products—0.3%
Allegion plc (a)	31,461	2,381,598
Fortune Brands Home & Security, Inc.	50,444	3,069,517
Johnson Controls International plc	309,335	13,029,190
Masco Corp.	105,555	3,587,815

		22,068,120

Capital Markets—2.8%
Affiliated Managers Group, Inc. (a)	18,686	3,063,383
Ameriprise Financial, Inc.	50,767	6,583,465
Bank of New York Mellon Corp. (The)	341,875	16,146,756
BlackRock, Inc.	40,101	15,379,134
CBOE Holdings, Inc.	30,229	2,450,665
Charles Schwab Corp. (The)	400,323	16,337,182
CME Group, Inc. (a)	111,925	13,296,690
E*Trade Financial Corp. (b)	90,515	3,158,068
Franklin Resources, Inc.	113,637	4,788,663
Goldman Sachs Group, Inc. (The)	122,089	28,046,285
Intercontinental Exchange, Inc.	196,294	11,752,122
Invesco, Ltd.	132,986	4,073,361
Moody’s Corp.	54,701	6,128,700
Morgan Stanley	473,520	20,285,597
Nasdaq, Inc.	37,914	2,633,127
Northern Trust Corp. (a)	70,871	6,136,011
Raymond James Financial, Inc.	42,141	3,213,673
S&P Global, Inc.	85,151	11,132,642
State Street Corp.	118,310	9,418,659
T. Rowe Price Group, Inc. (a)	80,213	5,466,516

		189,490,699

BHFTII-218

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—2.1%
Air Products & Chemicals, Inc.	71,703	$9,700,699
Albemarle Corp.	37,094	3,918,610
CF Industries Holdings, Inc. (a)	76,819	2,254,638
Dow Chemical Co. (The)	367,839	23,372,490
E.I. du Pont de Nemours & Co.	284,905	22,886,419
Eastman Chemical Co.	48,273	3,900,458
Ecolab, Inc. (a)	86,518	10,844,166
FMC Corp. (a)	44,055	3,065,787
International Flavors & Fragrances, Inc. (a)	26,046	3,451,876
LyondellBasell Industries NV - Class A	108,770	9,918,736
Monsanto Co.	144,495	16,356,834
Mosaic Co. (The)	115,400	3,367,372
PPG Industries, Inc.	84,721	8,902,483
Praxair, Inc.	93,940	11,141,284
Sherwin-Williams Co. (The)	26,751	8,297,893

		141,379,745

Commercial Services & Supplies—0.3%
Cintas Corp. (a)	28,383	3,591,585
Republic Services, Inc. (a)	75,992	4,773,057
Stericycle, Inc. (a) (b)	28,037	2,323,987
Waste Management, Inc. (a)	133,304	9,720,528

		20,409,157

Communications Equipment—1.0%
Cisco Systems, Inc.	1,650,252	55,778,518
F5 Networks, Inc. (a) (b)	21,350	3,043,869
Harris Corp.	41,014	4,563,628
Juniper Networks, Inc.	125,875	3,503,101
Motorola Solutions, Inc.	54,288	4,680,711

		71,569,827

Construction & Engineering—0.1%
Fluor Corp.	45,922	2,416,415
Jacobs Engineering Group, Inc. (a)	39,896	2,205,451
Quanta Services, Inc. (a) (b)	49,834	1,849,340

		6,471,206

Construction Materials—0.1%
Martin Marietta Materials, Inc. (a)	20,783	4,535,890
Vulcan Materials Co.	43,616	5,254,855

		9,790,745

Consumer Finance—0.8%
American Express Co.	249,478	19,736,205
Capital One Financial Corp.	158,387	13,725,817
Discover Financial Services	127,046	8,688,676
Navient Corp.	95,896	1,415,425
Synchrony Financial	253,821	8,706,060

		52,272,183

Containers & Packaging—0.3%
Avery Dennison Corp.	29,470	2,375,282
Ball Corp.	57,687	4,283,837

Containers & Packaging—(Continued)
International Paper Co.	135,521	6,881,756
Sealed Air Corp. (a)	63,756	2,778,487
WestRock Co.	82,515	4,293,255

		20,612,617

Distributors—0.1%
Genuine Parts Co. (a)	48,896	4,518,479
LKQ Corp. (b)	101,496	2,970,788

		7,489,267

Diversified Consumer Services—0.0%
H&R Block, Inc. (a)	68,251	1,586,836

Diversified Financial Services—1.6%
Berkshire Hathaway, Inc. - Class B (b)	625,879	104,321,512
Leucadia National Corp.	106,711	2,774,486

		107,095,998

Diversified Telecommunication Services—2.3%
AT&T, Inc. (a)	2,023,847	84,090,843
CenturyLink, Inc. (a)	180,114	4,245,287
Level 3 Communications, Inc. (b)	96,272	5,508,684
Verizon Communications, Inc.	1,343,270	65,484,412

		159,329,226

Electric Utilities—2.0%
Alliant Energy Corp.	75,030	2,971,938
American Electric Power Co., Inc. (a)	162,035	10,877,410
Duke Energy Corp.	230,544	18,906,914
Edison International (a)	107,365	8,547,328
Entergy Corp.	59,116	4,490,451
Eversource Energy (a)	104,424	6,138,043
Exelon Corp.	305,341	10,986,169
FirstEnergy Corp.	145,810	4,639,674
NextEra Energy, Inc.	154,084	19,779,763
PG&E Corp.	167,037	11,084,575
Pinnacle West Capital Corp.	36,690	3,059,212
PPL Corp. (a)	223,993	8,375,098
Southern Co. (The)	326,583	16,257,302
Xcel Energy, Inc. (a)	167,146	7,429,640

		133,543,517

Electrical Equipment—0.5%
Acuity Brands, Inc. (a)	14,530	2,964,120
AMETEK, Inc. (a)	75,618	4,089,422
Eaton Corp. plc	148,191	10,988,363
Emerson Electric Co.	212,570	12,724,440
Rockwell Automation, Inc.	42,378	6,598,678

		37,365,023

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp. - Class A (a)	101,385	7,215,571
Corning, Inc.	305,837	8,257,599
FLIR Systems, Inc.	44,929	1,630,024

BHFTII-219

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
TE Connectivity, Ltd.	117,080	$8,728,314

		25,831,508

Energy Equipment & Services—1.1%
Baker Hughes, Inc.	140,158	8,384,252
Halliburton Co.	285,682	14,058,411
Helmerich & Payne, Inc. (a)	35,775	2,381,542
National Oilwell Varco, Inc. (a)	124,802	5,003,312
Schlumberger, Ltd.	459,408	35,879,765
TechnipFMC plc (b)	153,757	4,997,102
Transocean, Ltd. (a) (b)	128,284	1,597,136

		72,301,520

Equity Real Estate Investment Trusts—2.8%
Alexandria Real Estate Equities, Inc.	29,288	3,236,910
American Tower Corp.	140,775	17,109,793
Apartment Investment & Management Co. - Class A	51,742	2,294,758
AvalonBay Communities, Inc. (a)	45,255	8,308,818
Boston Properties, Inc. (a)	50,694	6,712,392
Crown Castle International Corp. (a)	118,809	11,221,510
Digital Realty Trust, Inc. (a)	52,484	5,583,773
Equinix, Inc.	25,610	10,253,476
Equity Residential (a)	120,970	7,526,753
Essex Property Trust, Inc.	21,601	5,001,279
Extra Space Storage, Inc. (a)	41,492	3,086,590
Federal Realty Investment Trust (a)	23,761	3,172,093
GGP, Inc.	192,468	4,461,408
HCP, Inc.	154,280	4,825,878
Host Hotels & Resorts, Inc. (a)	243,607	4,545,707
Iron Mountain, Inc. (a)	80,822	2,882,921
Kimco Realty Corp. (a)	140,258	3,098,299
Macerich Co. (The) (a)	39,834	2,565,310
Mid-America Apartment Communities, Inc.	37,417	3,806,806
Prologis, Inc.	174,436	9,049,740
Public Storage	49,209	10,772,342
Realty Income Corp. (a)	89,338	5,318,291
Regency Centers Corp.	48,122	3,194,820
Simon Property Group, Inc.	105,393	18,130,758
SL Green Realty Corp. (a)	33,144	3,533,813
UDR, Inc. (a)	88,066	3,193,273
Ventas, Inc. (a)	116,859	7,600,509
Vornado Realty Trust	56,725	5,690,085
Welltower, Inc. (a)	119,474	8,461,149
Weyerhaeuser Co.	246,819	8,386,910

		193,026,164

Food & Staples Retailing—1.9%
Costco Wholesale Corp.	144,646	24,255,688
CVS Health Corp.	338,001	26,533,079
Kroger Co. (The) (a)	304,488	8,979,351
Sysco Corp. (a)	163,776	8,503,250
Wal-Mart Stores, Inc.	496,231	35,768,330
Walgreens Boots Alliance, Inc.	281,003	23,337,299
Whole Foods Market, Inc. (a)	104,977	3,119,916

		130,496,913

Food Products—1.5%
Archer-Daniels-Midland Co.	188,189	8,664,222
Campbell Soup Co. (a)	63,745	3,648,764
Conagra Brands, Inc.	136,245	5,496,123
General Mills, Inc.	191,132	11,278,699
Hershey Co. (The)	46,020	5,027,685
Hormel Foods Corp. (a)	88,871	3,077,603
J.M. Smucker Co. (The)	38,366	5,029,015
Kellogg Co. (a)	83,312	6,049,284
Kraft Heinz Co. (The)	196,532	17,847,071
McCormick & Co., Inc. (a)	37,453	3,653,540
Mead Johnson Nutrition Co. (a)	60,446	5,384,530
Mondelez International, Inc. - Class A	503,068	21,672,170
Tyson Foods, Inc. - Class A	94,558	5,835,174

		102,663,880

Health Care Equipment & Supplies—2.6%
Abbott Laboratories	569,432	25,288,475
Baxter International, Inc. (a)	160,177	8,306,779
Becton Dickinson & Co.	70,133	12,865,198
Boston Scientific Corp. (b)	449,314	11,174,439
C.R. Bard, Inc.	23,737	5,899,594
Cooper Cos., Inc. (The) (a)	16,126	3,223,426
Danaher Corp.	201,043	17,195,208
DENTSPLY SIRONA, Inc. (a)	75,687	4,725,896
Edwards Lifesciences Corp. (a) (b)	70,024	6,587,158
Hologic, Inc. (b)	92,037	3,916,174
IDEXX Laboratories, Inc. (a) (b)	29,001	4,483,845
Intuitive Surgical, Inc. (a) (b)	12,103	9,276,586
Medtronic plc	451,092	36,339,971
Stryker Corp. (a)	101,987	13,426,589
Varian Medical Systems, Inc. (a) (b)	30,800	2,806,804
Zimmer Biomet Holdings, Inc.	66,270	8,092,230

		173,608,372

Health Care Providers & Services—2.6%
Aetna, Inc.	115,897	14,782,662
AmerisourceBergen Corp. (a)	54,416	4,815,816
Anthem, Inc.	87,122	14,408,236
Cardinal Health, Inc.	103,953	8,477,367
Centene Corp. (a) (b)	56,689	4,039,658
Cigna Corp.	84,707	12,408,729
DaVita, Inc. (b)	51,301	3,486,929
Envision Healthcare Corp. (b)	38,707	2,373,513
Express Scripts Holding Co. (b)	199,604	13,155,900
HCA Holdings, Inc. (a) (b)	95,142	8,466,687
Henry Schein, Inc. (b)	26,098	4,435,877
Humana, Inc.	49,207	10,143,531
Laboratory Corp. of America Holdings (b)	33,711	4,836,517
McKesson Corp.	69,879	10,360,261
Patterson Cos., Inc. (a)	27,101	1,225,778
Quest Diagnostics, Inc.	45,309	4,448,891
UnitedHealth Group, Inc.	317,039	51,997,566
Universal Health Services, Inc. - Class B	29,432	3,662,812

		177,526,730

BHFTII-220

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Technology—0.1%
Cerner Corp. (a) (b)	96,701	$5,690,854

Hotels, Restaurants & Leisure—1.6%
Carnival Corp.	137,728	8,113,556
Chipotle Mexican Grill, Inc. (a) (b)	9,482	4,224,421
Darden Restaurants, Inc. (a)	40,916	3,423,442
Marriott International, Inc. - Class A (a)	103,644	9,761,192
McDonald’s Corp.	269,885	34,979,795
Royal Caribbean Cruises, Ltd.	55,212	5,416,849
Starbucks Corp.	480,260	28,042,381
Wyndham Worldwide Corp. (a)	34,594	2,915,928
Wynn Resorts, Ltd.	26,198	3,002,553
Yum! Brands, Inc.	110,773	7,078,395

		106,958,512

Household Durables—0.4%
DR Horton, Inc.	111,977	3,729,954
Garmin, Ltd.	37,904	1,937,273
Leggett & Platt, Inc. (a)	44,073	2,217,753
Lennar Corp. - Class A	66,957	3,427,529
Mohawk Industries, Inc. (b)	20,780	4,768,802
Newell Brands, Inc. (a)	158,966	7,498,426
PulteGroup, Inc.	94,263	2,219,894
Whirlpool Corp. (a)	24,547	4,205,638

		30,005,269

Household Products—1.8%
Church & Dwight Co., Inc. (a)	83,909	4,184,542
Clorox Co. (The)	42,268	5,698,994
Colgate-Palmolive Co.	290,930	21,293,167
Kimberly-Clark Corp.	117,232	15,431,248
Procter & Gamble Co. (The)	842,443	75,693,504

		122,301,455

Independent Power and Renewable Electricity Producers—0.1%
AES Corp.	217,222	2,428,542
NRG Energy, Inc. (a)	104,123	1,947,100

		4,375,642

Industrial Conglomerates—2.4%
3M Co.	196,468	37,590,222
General Electric Co.	2,875,101	85,678,010
Honeywell International, Inc.	250,838	31,322,141
Roper Technologies, Inc.	33,571	6,932,076

		161,522,449

Insurance—2.6%
Aflac, Inc.	132,283	9,579,935
Allstate Corp. (The)	120,322	9,805,040
American International Group, Inc.	306,657	19,144,596
Aon plc	86,536	10,270,958
Arthur J. Gallagher & Co.	58,860	3,327,944
Assurant, Inc.	18,334	1,754,014
Chubb, Ltd.	153,490	20,913,012
Cincinnati Financial Corp. (a)	49,394	3,569,704

Insurance—(Continued)
Hartford Financial Services Group, Inc. (The)	123,212	5,922,801
Lincoln National Corp.	74,215	4,857,372
Loews Corp.	90,963	4,254,339
Marsh & McLennan Cos., Inc.	169,710	12,539,872
MetLife, Inc. (c)	358,286	18,924,667
Principal Financial Group, Inc. (a)	88,101	5,560,054
Progressive Corp. (The) (a)	191,393	7,498,778
Prudential Financial, Inc.	141,699	15,116,449
Torchmark Corp.	36,089	2,780,297
Travelers Cos., Inc. (The)	92,165	11,109,569
Unum Group	75,538	3,541,977
Willis Towers Watson plc	41,981	5,494,893
XL Group, Ltd.	87,316	3,480,416

		179,446,687

Internet & Direct Marketing Retail—2.5%
Amazon.com, Inc. (b)	130,512	115,704,109
Expedia, Inc.	39,731	5,012,860
Netflix, Inc. (b)	141,835	20,964,631
Priceline Group, Inc. (The) (b)	16,204	28,842,634
TripAdvisor, Inc. (a) (b)	37,213	1,606,113

		172,130,347

Internet Software & Services—4.5%
Akamai Technologies, Inc. (a) (b)	57,072	3,407,199
Alphabet, Inc. - Class A (b)	97,911	83,008,946
Alphabet, Inc. - Class C (b) (d)	97,377	80,780,064
eBay, Inc. (b)	333,141	11,183,543
Facebook, Inc. - Class A (b)	776,105	110,245,715
VeriSign, Inc. (a) (b)	29,337	2,555,546
Yahoo!, Inc. (b)	289,261	13,424,603

		304,605,616

IT Services—3.6%
Accenture plc - Class A (a)	205,177	24,596,619
Alliance Data Systems Corp. (a)	18,429	4,588,821
Automatic Data Processing, Inc.	147,928	15,146,348
Cognizant Technology Solutions Corp. - Class A (b)	200,565	11,937,629
CSRA, Inc.	47,837	1,401,146
Fidelity National Information Services, Inc.	108,344	8,626,349
Fiserv, Inc. (b)	70,706	8,153,109
Global Payments, Inc.	50,175	4,048,119
International Business Machines Corp. (a)	282,846	49,254,802
MasterCard, Inc. - Class A	310,471	34,918,673
Paychex, Inc. (a)	105,243	6,198,813
PayPal Holdings, Inc. (b)	370,082	15,920,928
Teradata Corp. (a) (b)	43,131	1,342,237
Total System Services, Inc.	54,379	2,907,101
Visa, Inc. - Class A (a)	612,278	54,413,146
Western Union Co. (The) (a)	158,473	3,224,925

		246,678,765

Leisure Products—0.1%
Hasbro, Inc. (a)	36,864	3,679,765

BHFTII-221

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Leisure Products—(Continued)
Mattel, Inc.	112,846	$2,889,986

		6,569,751

Life Sciences Tools & Services—0.6%
Agilent Technologies, Inc. (a)	106,128	5,610,987
Illumina, Inc. (a) (b)	48,211	8,226,725
Mettler-Toledo International, Inc. (b)	8,548	4,093,723
PerkinElmer, Inc. (a)	36,178	2,100,495
Thermo Fisher Scientific, Inc.	128,647	19,760,179
Waters Corp. (a) (b)	26,391	4,125,177

		43,917,286

Machinery—1.5%
Caterpillar, Inc.	193,266	17,927,354
Cummins, Inc.	50,980	7,708,176
Deere & Co.	96,575	10,513,155
Dover Corp.	51,243	4,117,375
Flowserve Corp. (a)	43,010	2,082,544
Fortive Corp.	99,197	5,973,643
Illinois Tool Works, Inc.	102,780	13,615,267
Ingersoll-Rand plc	85,516	6,954,161
PACCAR, Inc. (a)	115,632	7,770,470
Parker-Hannifin Corp.	43,925	7,042,056
Pentair plc	55,098	3,459,052
Snap-on, Inc. (a)	19,103	3,222,103
Stanley Black & Decker, Inc.	50,281	6,680,837
Xylem, Inc.	59,141	2,970,061

		100,036,254

Media—3.2%
CBS Corp. - Class B	122,565	8,501,108
Charter Communications, Inc. - Class A (b)	70,889	23,203,387
Comcast Corp. - Class A	1,559,584	58,624,762
Discovery Communications, Inc. - Class A (a) (b)	50,297	1,463,140
Discovery Communications, Inc. - Class C (a) (b)	71,093	2,012,643
DISH Network Corp. - Class A (a) (b)	74,776	4,747,528
Interpublic Group of Cos., Inc. (The)	129,403	3,179,432
News Corp. - Class A	125,779	1,635,127
News Corp. - Class B	39,470	532,845
Omnicom Group, Inc.	77,285	6,662,740
Scripps Networks Interactive, Inc. - Class A (a)	31,480	2,467,088
TEGNA, Inc.	70,755	1,812,743
Time Warner, Inc.	255,168	24,932,465
Twenty-First Century Fox, Inc. - Class A	346,771	11,231,913
Twenty-First Century Fox, Inc. - Class B	160,514	5,101,135
Viacom, Inc. - Class B	114,501	5,338,037
Walt Disney Co. (The)	479,387	54,357,692

		215,803,785

Metals & Mining—0.3%
Freeport-McMoRan, Inc. (b)	438,195	5,854,285
Newmont Mining Corp.	175,146	5,772,812
Nucor Corp. (a)	105,070	6,274,781

		17,901,878

Multi-Utilities—1.0%
Ameren Corp.	79,956	4,364,798
CenterPoint Energy, Inc. (a)	141,926	3,912,900
CMS Energy Corp.	92,238	4,126,728
Consolidated Edison, Inc. (a)	100,527	7,806,927
Dominion Resources, Inc. (a)	206,984	16,055,749
DTE Energy Co. (a)	59,129	6,037,662
NiSource, Inc.	106,586	2,535,681
Public Service Enterprise Group, Inc.	166,815	7,398,245
SCANA Corp. (a)	47,095	3,077,658
Sempra Energy	82,562	9,123,101
WEC Energy Group, Inc. (a)	103,996	6,305,278

		70,744,727

Multiline Retail—0.4%
Dollar General Corp.	83,755	5,840,236
Dollar Tree, Inc. (b)	77,793	6,103,639
Kohl’s Corp. (a)	58,153	2,315,071
Macy’s, Inc. (a)	100,210	2,970,224
Nordstrom, Inc. (a)	37,533	1,747,912
Target Corp.	183,271	10,114,727

		29,091,809

Oil, Gas & Consumable Fuels—5.4%
Anadarko Petroleum Corp.	184,202	11,420,524
Apache Corp. (a)	125,119	6,429,865
Cabot Oil & Gas Corp.	156,573	3,743,660
Chesapeake Energy Corp. (a) (b)	251,017	1,491,041
Chevron Corp.	623,839	66,981,593
Cimarex Energy Co.	31,346	3,745,534
Concho Resources, Inc. (a) (b)	48,825	6,266,201
ConocoPhillips (a)	407,247	20,309,408
Devon Energy Corp.	172,872	7,212,220
EOG Resources, Inc.	190,085	18,542,792
EQT Corp. (a)	57,118	3,489,910
Exxon Mobil Corp.	1,366,412	112,059,448
Hess Corp.	88,658	4,274,202
Kinder Morgan, Inc.	632,668	13,754,202
Marathon Oil Corp. (a)	279,180	4,411,044
Marathon Petroleum Corp.	173,921	8,789,967
Murphy Oil Corp. (a)	53,401	1,526,735
Newfield Exploration Co. (b)	65,539	2,419,045
Noble Energy, Inc.	143,505	4,927,962
Occidental Petroleum Corp.	251,858	15,957,723
ONEOK, Inc. (a)	69,451	3,850,363
Phillips 66	145,373	11,516,449
Pioneer Natural Resources Co.	55,954	10,420,313
Range Resources Corp.	61,989	1,803,880
Southwestern Energy Co. (a) (b)	164,092	1,340,632
Tesoro Corp.	38,551	3,124,944
Valero Energy Corp. (a)	148,635	9,853,014
Williams Cos., Inc. (The)	272,135	8,052,475

		367,715,146

Personal Products—0.1%
Coty, Inc. - Class A	155,105	2,812,054

BHFTII-222

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Personal Products—(Continued)
Estee Lauder Cos., Inc. (The) - Class A (a)	73,248	$6,210,698

		9,022,752

Pharmaceuticals—5.0%
Allergan plc (a)	110,468	26,393,015
Bristol-Myers Squibb Co.	551,214	29,975,017
Eli Lilly & Co.	319,959	26,911,751
Johnson & Johnson	894,137	111,364,763
Mallinckrodt plc (b)	34,527	1,538,868
Merck & Co., Inc.	904,755	57,488,133
Mylan NV (b)	151,758	5,917,044
Perrigo Co. plc (a)	47,246	3,136,662
Pfizer, Inc.	1,961,336	67,097,305
Zoetis, Inc. (a)	162,118	8,652,238

		338,474,796

Professional Services—0.3%
Dun & Bradstreet Corp. (The)	12,134	1,309,744
Equifax, Inc.	39,511	5,402,734
Nielsen Holdings plc (a)	110,751	4,575,124
Robert Half International, Inc. (a)	42,113	2,056,378
Verisk Analytics, Inc. (b)	50,978	4,136,355

		17,480,335

Real Estate Management & Development—0.1%
CBRE Group, Inc. - Class A (b)	99,079	3,446,958

Road & Rail—0.9%
CSX Corp. (a)	305,294	14,211,436
J.B. Hunt Transport Services, Inc.	28,611	2,624,773
Kansas City Southern (a)	35,143	3,013,864
Norfolk Southern Corp.	95,747	10,720,791
Ryder System, Inc.	17,618	1,329,102
Union Pacific Corp.	268,172	28,404,778

		60,304,744

Semiconductors & Semiconductor Equipment—3.4%
Advanced Micro Devices, Inc. (a) (b)	254,208	3,698,727
Analog Devices, Inc.	119,936	9,828,755
Applied Materials, Inc.	355,839	13,842,137
Broadcom, Ltd.	132,156	28,936,878
Intel Corp.	1,558,030	56,198,142
KLA-Tencor Corp.	51,647	4,910,080
Lam Research Corp.	53,662	6,888,054
Microchip Technology, Inc.	71,321	5,262,064
Micron Technology, Inc. (b)	341,589	9,871,922
NVIDIA Corp.	194,095	21,142,768
Qorvo, Inc. (a) (b)	41,670	2,856,895
QUALCOMM, Inc.	486,733	27,909,270
Skyworks Solutions, Inc. (a)	60,936	5,970,509
Texas Instruments, Inc.	329,414	26,537,592
Xilinx, Inc. (a)	82,032	4,748,833

		228,602,626

Software—4.5%
Activision Blizzard, Inc.	227,937	11,364,939
Adobe Systems, Inc. (b)	163,340	21,255,434
Autodesk, Inc. (a) (b)	64,539	5,580,687
CA, Inc. (a)	103,302	3,276,740
Citrix Systems, Inc. (b)	51,523	4,296,503
Electronic Arts, Inc. (a) (b)	101,583	9,093,710
Intuit, Inc.	80,075	9,287,899
Microsoft Corp.	2,546,473	167,710,712
Oracle Corp.	987,630	44,058,174
Red Hat, Inc. (b)	58,752	5,082,048
Salesforce.com, Inc. (a) (b)	215,810	17,802,167
Symantec Corp.	203,926	6,256,450
Synopsys, Inc. (b)	49,594	3,577,215

		308,642,678

Specialty Retail—2.4%
Advance Auto Parts, Inc. (a)	24,307	3,603,756
AutoNation, Inc. (a) (b)	21,615	914,098
AutoZone, Inc. (a) (b)	9,384	6,785,101
Bed Bath & Beyond, Inc.	49,533	1,954,572
Best Buy Co., Inc. (a)	89,241	4,386,195
CarMax, Inc. (a) (b)	61,660	3,651,505
Foot Locker, Inc.	43,618	3,263,063
Gap, Inc. (The) (a)	72,294	1,756,021
Home Depot, Inc. (The)	401,424	58,941,086
L Brands, Inc. (a)	79,154	3,728,153
Lowe’s Cos., Inc.	285,375	23,460,679
O’Reilly Automotive, Inc. (a) (b)	30,199	8,148,898
Ross Stores, Inc.	129,875	8,554,866
Signet Jewelers, Ltd.	22,935	1,588,708
Staples, Inc.	214,376	1,880,078
Tiffany & Co. (a)	35,270	3,361,231
TJX Cos., Inc. (The)	214,822	16,988,124
Tractor Supply Co.	43,078	2,971,090
Ulta Salon Cosmetics & Fragrance, Inc. (b)	19,278	5,498,664

		161,435,888

Technology Hardware, Storage & Peripherals—4.3%
Apple, Inc.	1,728,906	248,374,636
Hewlett Packard Enterprise Co.	548,611	13,002,081
HP, Inc.	558,024	9,977,469
NetApp, Inc.	89,287	3,736,661
Seagate Technology plc	97,270	4,467,611
Western Digital Corp. (a)	94,928	7,834,408
Xerox Corp.	281,398	2,065,461

		289,458,327

Textiles, Apparel & Luxury Goods—0.7%
Coach, Inc. (a)	92,472	3,821,868
Hanesbrands, Inc. (a)	124,800	2,590,848
Michael Kors Holdings, Ltd. (b)	53,530	2,040,028
NIKE, Inc. - Class B	436,704	24,337,514
PVH Corp.	26,121	2,702,740
Ralph Lauren Corp. (a)	18,563	1,515,112
Under Armour, Inc. - Class A (a) (b)	60,548	1,197,639

BHFTII-223

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
Under Armour, Inc. - Class C (a) (b)	60,746	$1,111,652
VF Corp.	109,164	6,000,745

		45,318,146

Tobacco—1.8%
Altria Group, Inc.	639,102	45,644,665
Philip Morris International, Inc. (a)	511,232	57,718,093
Reynolds American, Inc.	272,537	17,175,281

		120,538,039

Trading Companies & Distributors—0.2%
Fastenal Co.	95,320	4,908,980
United Rentals, Inc. (a) (b)	27,783	3,474,264
WW Grainger, Inc. (a)	17,838	4,151,973

		12,535,217

Water Utilities—0.1%
American Water Works Co., Inc. (a)	58,727	4,567,199

Total Common Stocks (Cost $3,506,212,537)		6,681,756,255

Mutual Fund—0.9%

Investment Company Security—0.9%
SPDR S&P 500 ETF Trust (Cost $62,385,546)	263,000	61,999,620

Short-Term Investments—0.5%

Discount Notes—0.3%
Federal Home Loan Bank 0.475%, 04/10/17 (e)	2,525,000	2,524,662
0.487%, 04/17/17 (e)	2,775,000	2,774,256
0.493%, 04/21/17 (e)	1,950,000	1,949,327
0.545%, 05/12/17 (e)	1,350,000	1,348,932
0.638%, 05/26/17 (e)	275,000	274,704
0.689%, 06/01/17 (e)	1,225,000	1,223,495
0.783%, 06/21/17 (e)	8,150,000	8,136,585

		18,231,961

U.S. Treasury—0.2%
U.S. Treasury Bills 0.349%, 04/06/17 (e)	2,025,000	2,024,897
0.458%, 04/13/17 (e)	5,925,000	5,923,809
0.635%, 08/03/17 (e)	2,950,000	2,942,100
0.708%, 04/27/17 (e)	2,675,000	2,673,697

		13,564,503

Total Short-Term Investments (Cost $31,797,755)		31,796,464

Securities Lending Reinvestments (f)—7.7%
Security Description	Principal Amount*	Value

Certificates of Deposit—5.8%
ABN AMRO Bank NV Zero Coupon, 05/05/17	5,484,133	5,495,490
Zero Coupon, 06/23/17	9,961,003	9,975,400
Bank of Montreal Chicago 1.081%, 09/06/17 (g)	17,300,000	17,317,658
Bank of Tokyo-Mitsubishi, Ltd. 1.510%, 08/18/17	5,046,281	5,003,145
Canadian Imperial Bank 1.392%, 10/27/17 (g)	3,500,000	3,504,211
1.454%, 05/24/17 (g)	2,501,463	2,500,875
Chiba Bank, Ltd., New York 1.100%, 04/03/17	1,500,000	1,500,008
1.240%, 05/11/17	3,000,000	3,000,798
Cooperative Rabobank UA New York 1.422%, 10/13/17 (g)	8,000,000	8,010,896
Credit Agricole Corporate and Investment Bank 1.491%, 04/12/17 (g)	22,000,000	22,002,486
Credit Industriel et Commercial 1.440%, 04/05/17 (g)	7,000,000	7,000,301
Credit Suisse AG New York 1.511%, 04/03/17 (g)	9,000,000	9,000,144
1.581%, 04/11/17 (g)	16,500,000	16,501,353
Danske Bank A/S London Zero Coupon, 05/12/17	9,971,056	9,989,700
DNB NOR Bank ASA 1.279%, 07/28/17 (g)	5,900,000	5,902,608
ING Bank NV 1.461%, 04/18/17 (g)	21,500,000	21,509,162
KBC Bank NV 1.120%, 05/08/17	2,500,000	2,500,375
1.150%, 04/18/17	17,000,000	17,001,530
Mitsubishi UFJ Trust and Banking Corp. 1.581%, 04/11/17 (g)	15,000,000	15,001,830
Mizuho Bank, Ltd., New York 1.591%, 04/11/17 (g)	10,000,000	10,000,760
1.643%, 04/18/17 (g)	15,500,000	15,502,247
Natixis New York 1.241%, 08/03/17 (g)	11,200,000	11,207,213
1.444%, 04/07/17 (g)	10,000,000	10,000,550
Norinchukin Bank New York 1.346%, 08/21/17 (g)	8,000,000	8,002,504
1.451%, 07/12/17 (g)	10,000,000	10,008,850
Oversea-Chinese Banking Corp., Ltd. 1.000%, 06/01/17	12,000,000	11,999,604
Rabobank London 1.422%, 10/13/17 (g)	7,000,000	7,017,115
Royal Bank of Canada New York 1.340%, 04/04/17 (g)	6,500,000	6,499,837
1.422%, 10/13/17 (g)	15,000,000	15,026,835
Sumitomo Mitsui Banking Corp. 1.480%, 08/09/17	4,743,397	4,702,717
Sumitomo Mitsui Banking Corp., New York
1.284%, 08/01/17 (g)	2,000,000	2,001,070
1.534%, 04/07/17 (g)	10,000,000	10,000,580
1.591%, 04/12/17 (g)	10,000,000	10,001,994

BHFTII-224

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (f) — (Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Sumitomo Mitsui Trust Bank, Ltd., New York 1.308%, 08/16/17 (g)	5,000,000	$5,002,355
1.558%, 04/10/17 (g)	13,000,000	13,001,638
Svenska Handelsbanken New York 1.508%, 05/18/17 (g)	15,000,000	15,007,755
Toronto Dominion Bank New York 1.221%, 03/13/18 (g)	11,500,000	11,495,948
1.330%, 01/10/18 (g)	11,500,000	11,502,254
UBS, Stamford 1.589%, 07/31/17 (g)	8,618,640	8,623,688
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (g)	6,200,000	6,210,137
1.452%, 04/26/17 (g)	6,400,000	6,401,702

		391,935,323

Commercial Paper—0.9%
Barton Capital S.A. 1.110%, 04/21/17	4,985,817	4,996,665
1.160%, 04/07/17	7,477,283	7,498,973
Commonwealth Bank Australia 1.389%, 10/23/17 (g)	7,000,000	7,008,554
DCAT LLC 1.200%, 04/11/17	3,496,267	3,499,034
Den Norske ASA 1.432%, 04/27/17 (g)	5,900,000	5,901,274
Erste Abwicklungsanstalt 1.098%, 07/18/17 (g)	15,500,000	15,498,636
Kells Funding LLC 1.100%, 06/05/17	6,674,205	6,685,573
Macquarie Bank, Ltd. 1.120%, 04/20/17	997,200	999,351
1.120%, 04/24/17	3,988,800	3,996,980
Manhattan Asset Funding Co. 1.184%, 09/07/17 (g)	4,000,000	4,000,328
Ridgefield Funding Co. LLC 1.300%, 06/12/17	5,472,393	5,487,014

		65,572,382

Repurchase Agreements—0.6%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $2,854,633 on 04/03/17, collateralized by $4,105,714 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $2,911,541.	2,854,450	2,854,450
Citigroup Global Markets, Ltd. Repurchase Agreement dated 01/25/17 at 1.460% to be repurchased at $1,006,448 on 07/03/17, collateralized by various Common Stock with a value of $1,100,000.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $7,200,780 on 04/03/17, collateralized by $1,112,387 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $7,905,503.	7,200,000	7,200,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $7,040,320 on 06/02/17, collateralized by various Common Stock with a value of $7,700,000.	7,000,000	7,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $11,208,688 on 07/03/17, collateralized by various Common Stock with a value of $12,210,000.	11,100,000	11,100,000
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $10,000,775 on 04/03/17, collateralized by $29,934,744 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $10,200,000.	10,000,000	10,000,000

		39,154,450

Time Deposits—0.4%
OP Corporate Bank plc 1.200%, 04/10/17	7,000,000	7,000,000
Royal Bank of Canada 0.810%, 04/03/17	4,000,000	4,000,000
Shinkin Central Bank
1.440%, 04/25/17	2,500,000	2,500,000
1.440%, 04/26/17	12,000,000	12,000,000
1.440%, 04/27/17	1,800,000	1,800,000

		27,300,000

Total Securities Lending Reinvestments (Cost $523,788,773)		523,962,155

Total Investments—107.6% (Cost $4,124,184,611) (h)		7,299,514,494
Other assets and liabilities (net)—(7.6)%		(516,139,681)

Net Assets—100.0%		$6,783,374,813

BHFTII-225

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $511,054,233 and the collateral received consisted of cash in the amount of $523,772,387. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Affiliated Issuer.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2017, the market value of securities pledged was $17,002,629.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(h)	As of March 31, 2017, the aggregate cost of investments was $4,124,184,611. The aggregate unrealized appreciation and depreciation of investments were $3,260,304,193 and $(84,974,310), respectively, resulting in net unrealized appreciation of $3,175,329,883.
(ETF)—	Exchange-Traded Fund

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
S&P 500 Index E-Mini Futures	06/16/17	300	USD	35,445,432	$(57,432)

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$6,681,756,255	$—	$—	$6,681,756,255
Total Mutual Fund*	61,999,620	—	—	61,999,620
Total Short-Term Investments*	—	31,796,464	—	31,796,464
Total Securities Lending Reinvestments*	—	523,962,155	—	523,962,155
Total Investments	$6,743,755,875	$555,758,619	$—	$7,299,514,494

Collateral for Securities Loaned (Liability)	$—	$(523,772,387)	$—	$(523,772,387)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(57,432)	$—	$—	$(57,432)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-226

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—59.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.1%
L3 Technologies, Inc.	8,283	$1,369,097
Lockheed Martin Corp.	16,304	4,362,951
Northrop Grumman Corp.	24,961	5,936,724
Orbital ATK, Inc. (a)	5,955	583,590
United Technologies Corp.	52,606	5,902,919

		18,155,281

Air Freight & Logistics—0.4%
United Parcel Service, Inc. - Class B	35,043	3,760,114

Airlines—0.4%
Copa Holdings S.A. - Class A	22,148	2,486,113
Delta Air Lines, Inc.	25,515	1,172,669

		3,658,782

Auto Components—0.3%
Delphi Automotive plc	35,994	2,897,157

Automobiles—0.5%
General Motors Co.	28,420	1,004,931
Harley-Davidson, Inc.	8,683	525,321
Hyundai Motor Co.	8,192	1,153,434
Kia Motors Corp.	40,183	1,331,020

		4,014,706

Banks—5.7%
Bank of America Corp.	317,876	7,498,695
BNP Paribas S.A.	11,126	741,086
Citigroup, Inc.	66,633	3,985,986
JPMorgan Chase & Co.	195,625	17,183,700
PNC Financial Services Group, Inc. (The)	38,332	4,609,040
Royal Bank of Canada	13,523	985,257
Sumitomo Mitsui Financial Group, Inc.	47,200	1,720,942
SunTrust Banks, Inc.	17,293	956,303
U.S. Bancorp	122,953	6,332,079
Wells Fargo & Co.	107,505	5,983,728

		49,996,816

Beverages—0.6%
Coca-Cola European Partners plc	22,590	851,417
Diageo plc	102,582	2,938,465
PepsiCo, Inc.	9,249	1,034,593

		4,824,475

Biotechnology—0.3%
Celgene Corp. (b)	12,048	1,499,133
Gilead Sciences, Inc.	10,861	737,679

		2,236,812

Building Products—1.2%
Johnson Controls International plc	145,745	6,138,779
Owens Corning	64,654	3,967,816

		10,106,595

Capital Markets—4.0%
Apollo Global Management LLC - Class A	39,166	$952,517
Bank of New York Mellon Corp. (The)	115,764	5,467,534
BlackRock, Inc.	7,739	2,967,984
Blackstone Group L.P. (The)	33,980	1,009,206
Charles Schwab Corp. (The)	22,216	906,635
Franklin Resources, Inc.	44,499	1,875,188
Goldman Sachs Group, Inc. (The)	29,980	6,887,005
Moody’s Corp.	10,576	1,184,935
Morgan Stanley	136,339	5,840,763
Nasdaq, Inc.	27,717	1,924,946
S&P Global, Inc.	2,955	386,337
State Street Corp.	42,979	3,421,558
T. Rowe Price Group, Inc. (a)	4,598	313,354
UBS Group AG	89,527	1,432,888

		34,570,850

Chemicals—1.8%
Axalta Coating Systems, Ltd. (b)	47,605	1,532,881
Celanese Corp. - Series A	15,898	1,428,435
E.I. du Pont de Nemours & Co.	21,520	1,728,701
Monsanto Co.	18,490	2,093,068
PPG Industries, Inc.	62,509	6,568,446
Sherwin-Williams Co. (The)	7,777	2,412,348

		15,763,879

Commercial Services & Supplies—0.1%
Transcontinental, Inc. - Class A	50,066	925,384

Communications Equipment—0.7%
Cisco Systems, Inc.	156,578	5,292,336
Motorola Solutions, Inc.	10,113	871,943

		6,164,279

Consumer Finance—0.4%
American Express Co.	20,940	1,656,563
Discover Financial Services	32,461	2,220,008

		3,876,571

Containers & Packaging—0.1%
Crown Holdings, Inc. (b)	14,816	784,507

Distributors—0.1%
LKQ Corp. (b)	38,096	1,115,070

Diversified Telecommunication Services—1.1%
AT&T, Inc. (a)	22,362	929,141
Frontier Communications Corp. (a)	146,578	313,677
TDC A/S	125,874	648,419
Telefonica Brasil S.A. (ADR) (a)	47,869	710,855
Verizon Communications, Inc.	138,667	6,760,016

		9,362,108

Electric Utilities—1.4%
American Electric Power Co., Inc. (a)	25,334	1,700,672
Duke Energy Corp.	31,379	2,573,392

BHFTII-227

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
Exelon Corp.	63,893	$2,298,870
FirstEnergy Corp.	28,884	919,089
PPL Corp. (a)	86,725	3,242,648
SSE plc	37,222	688,454
Xcel Energy, Inc. (a)	12,305	546,957

		11,970,082

Electrical Equipment—0.3%
Eaton Corp. plc	37,951	2,814,067

Energy Equipment & Services—0.3%
Schlumberger, Ltd.	37,228	2,907,507

Equity Real Estate Investment Trusts—0.9%
LaSalle Hotel Properties (a)	43,475	1,258,601
Medical Properties Trust, Inc. (a)	247,278	3,187,413
Public Storage	2,415	528,668
STORE Capital Corp.	62,048	1,481,706
Washington Prime Group, Inc. (a)	121,353	1,054,558

		7,510,946

Food & Staples Retailing—1.0%
CVS Health Corp.	86,550	6,794,175
Kroger Co. (The) (a)	25,637	756,035
Wal-Mart Stores, Inc.	11,273	812,558

		8,362,768

Food Products—2.1%
Archer-Daniels-Midland Co.	49,550	2,281,282
Bunge, Ltd.	12,505	991,146
Danone S.A.	23,431	1,594,484
General Mills, Inc.	46,536	2,746,089
J.M. Smucker Co. (The)	6,120	802,210
Kellogg Co. (a)	14,653	1,063,954
Marine Harvest ASA (b)	108,515	1,653,163
Mead Johnson Nutrition Co.	18,237	1,624,552
Mondelez International, Inc. - Class A	24,474	1,054,340
Nestle S.A.	54,299	4,165,442

		17,976,662

Health Care Equipment & Supplies—2.3%
Abbott Laboratories	143,672	6,380,473
Danaher Corp.	64,832	5,545,081
Medtronic plc	83,003	6,686,722
Zimmer Biomet Holdings, Inc.	13,100	1,599,641

		20,211,917

Health Care Providers & Services—0.7%
Cigna Corp.	13,163	1,928,248
Express Scripts Holding Co. (b)	13,999	922,674
HCA Holdings, Inc. (b)	7,461	663,954
McKesson Corp.	16,902	2,505,891
UnitedHealth Group, Inc.	1,527	250,443

		6,271,210

Hotels, Restaurants & Leisure—0.6%
Aramark	32,718	1,206,313
Brinker International, Inc. (a)	25,575	1,124,277
Marriott International, Inc. - Class A (a)	11,998	1,129,972
Starbucks Corp.	10,657	622,262
Yum! Brands, Inc.	13,827	883,545

		4,966,369

Household Durables—0.2%
Newell Brands, Inc. (a)	24,702	1,165,193
Whirlpool Corp. (a)	4,877	835,577

		2,000,770

Household Products—0.5%
Kimberly-Clark Corp.	9,522	1,253,381
Procter & Gamble Co. (The)	27,719	2,490,552
Reckitt Benckiser Group plc	10,214	930,897

		4,674,830

Industrial Conglomerates—1.5%
3M Co.	33,755	6,458,344
Honeywell International, Inc.	55,816	6,969,744

		13,428,088

Insurance—3.4%
Aon plc	40,050	4,753,535
Chubb, Ltd.	53,702	7,316,897
Prudential Financial, Inc.	54,014	5,762,214
Travelers Cos., Inc. (The)	76,100	9,173,094
Zurich Insurance Group AG	8,129	2,170,259

		29,175,999

Internet Software & Services—0.7%
Alphabet, Inc. - Class A (b)	1,360	1,153,008
Facebook, Inc. - Class A (b)	35,367	5,023,882

		6,176,890

IT Services—2.0%
Accenture plc - Class A	59,821	7,171,342
Amdocs, Ltd.	7,383	450,289
Cognizant Technology Solutions Corp. - Class A (b)	11,250	669,600
Fidelity National Information Services, Inc.	20,833	1,658,723
Fiserv, Inc. (b)	7,051	813,051
International Business Machines Corp.	27,964	4,869,651
Sabre Corp. (a)	49,632	1,051,702
Visa, Inc. - Class A	11,046	981,658

		17,666,016

Life Sciences Tools & Services—0.6%
Thermo Fisher Scientific, Inc.	34,499	5,299,046

Machinery—1.2%
Allison Transmission Holdings, Inc.	67,720	2,441,983
Cummins, Inc.	2,409	364,241

BHFTII-228

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Deere & Co.	9,834	$1,070,529
Illinois Tool Works, Inc.	29,177	3,865,077
Ingersoll-Rand plc	12,115	985,192
Stanley Black & Decker, Inc.	14,153	1,880,509

		10,607,531

Media—2.9%
Charter Communications, Inc. - Class A (b)	14,426	4,721,918
Comcast Corp. - Class A	262,285	9,859,293
Interpublic Group of Cos., Inc. (The)	37,090	911,301
Omnicom Group, Inc. (a)	40,654	3,504,781
Time Warner, Inc.	43,947	4,294,062
Twenty-First Century Fox, Inc. - Class A (a)	34,122	1,105,212
Walt Disney Co. (The)	3,961	449,138

		24,845,705

Metals & Mining—0.3%
Rio Tinto plc	56,466	2,272,884

Mortgage Real Estate Investment Trusts—0.3%
Annaly Capital Management, Inc.	64,070	711,818
Starwood Property Trust, Inc. (a)	78,438	1,771,130

		2,482,948

Multi-Utilities—0.4%
Engie S.A.	66,848	946,047
Public Service Enterprise Group, Inc.	21,984	974,990
Sempra Energy	10,046	1,110,083
WEC Energy Group, Inc. (a)	14,917	904,418

		3,935,538

Multiline Retail—0.2%
Target Corp.	33,341	1,840,090

Oil, Gas & Consumable Fuels—3.0%
Anadarko Petroleum Corp. (a)	25,019	1,551,178
BP plc	437,919	2,514,765
Canadian Natural Resources, Ltd.	19,443	637,536
Chevron Corp.	30,371	3,260,934
Enterprise Products Partners L.P.	60,943	1,682,636
EOG Resources, Inc.	32,283	3,149,207
EQT Corp.	17,677	1,080,065
Exxon Mobil Corp.	48,356	3,965,676
Galp Energia SGPS S.A.	58,605	890,147
Hess Corp.	21,728	1,047,507
Noble Energy, Inc.	33,354	1,145,376
Occidental Petroleum Corp.	41,384	2,622,090
Plains All American Pipeline L.P.	18,802	594,331
Rice Energy, Inc. (b)	38,995	924,182
Williams Partners L.P.	32,103	1,310,765

		26,376,395

Personal Products—0.2%
Coty, Inc. - Class A (a)	86,180	1,562,443

Pharmaceuticals—4.1%
Allergan plc	3,503	836,937
Bayer AG	31,628	3,645,746
Eli Lilly & Co. (a)	65,443	5,504,411
Johnson & Johnson	83,384	10,385,477
Merck & Co., Inc.	91,096	5,788,240
Novartis AG	5,170	383,831
Pfizer, Inc.	249,477	8,534,608
Roche Holding AG	1,485	378,831

		35,458,081

Professional Services—0.2%
Equifax, Inc.	13,707	1,874,295

Road & Rail—0.9%
Canadian National Railway Co.	13,238	978,685
Union Pacific Corp.	65,443	6,931,723

		7,910,408

Semiconductors & Semiconductor Equipment—1.2%
Broadcom, Ltd.	5,257	1,151,073
Intel Corp.	38,952	1,404,998
Maxim Integrated Products, Inc.	26,101	1,173,501
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	91,300	2,998,292
Texas Instruments, Inc.	51,541	4,152,143

		10,880,007

Software—1.3%
CA, Inc. (a)	13,731	435,547
Check Point Software Technologies, Ltd. (b)	37,963	3,897,282
Intuit, Inc.	5,209	604,192
Microsoft Corp.	53,650	3,533,389
Oracle Corp.	56,074	2,501,461

		10,971,871

Specialty Retail—0.9%
Advance Auto Parts, Inc.	3,265	484,069
Best Buy Co., Inc. (a)	50,644	2,489,152
Gap, Inc. (The) (a)	122,310	2,970,910
Ross Stores, Inc.	30,962	2,039,467

		7,983,598

Technology Hardware, Storage & Peripherals—0.7%
Apple, Inc.	14,360	2,062,958
Hewlett Packard Enterprise Co.	142,344	3,373,553
Seagate Technology plc (a)	15,664	719,447

		6,155,958

Textiles, Apparel & Luxury Goods—0.2%
Hanesbrands, Inc. (a)	33,890	703,556
LVMH Moet Hennessy Louis Vuitton SE	4,246	933,607

		1,637,163

BHFTII-229

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Tobacco—2.7%
Altria Group, Inc.	95,348	$6,809,754
Japan Tobacco, Inc.	15,000	488,289
Philip Morris International, Inc.	144,508	16,314,953

		23,612,996

Trading Companies & Distributors—0.1%
MSC Industrial Direct Co., Inc. - Class A	5,526	567,852

Total Common Stocks (Cost $390,293,079)		514,602,316

U.S. Treasury & Government Agencies—23.3%

Agency Sponsored Mortgage - Backed—11.3%
Fannie Mae 15 Yr. Pool 3.000%, 03/01/27	115,790	119,154
3.000%, 04/01/27	349,342	359,451
3.000%, 04/01/30	326,138	334,701
3.000%, 11/01/30	354,489	363,796
3.000%, 12/01/30	611,059	627,103
3.000%, 12/01/31	1,503,872	1,544,887
4.500%, 04/01/18	4,827	4,950
4.500%, 06/01/18	15,829	16,234
4.500%, 07/01/18	10,174	10,434
4.500%, 03/01/19	29,451	30,205
4.500%, 06/01/19	22,521	23,097
4.500%, 04/01/20	24,789	25,518
4.500%, 07/01/20	12,441	12,804
5.000%, 11/01/17	5,935	6,100
5.000%, 02/01/18	22,978	23,614
5.000%, 12/01/18	67,039	68,896
5.000%, 07/01/19	45,256	46,613
5.000%, 07/01/20	33,422	34,348
5.000%, 08/01/20	22,610	23,717
5.000%, 12/01/20	63,482	65,749
5.500%, 11/01/17	7,990	8,044
5.500%, 12/01/17	1,475	1,484
5.500%, 01/01/18	1,165	1,166
5.500%, 02/01/18	7,498	7,557
5.500%, 06/01/19	44,825	45,878
5.500%, 07/01/19	44,426	45,571
5.500%, 08/01/19	11,472	11,753
5.500%, 09/01/19	45,577	46,901
5.500%, 01/01/21	24,362	25,274
5.500%, 03/01/21	7,621	7,941
6.000%, 07/01/17	998	1,000
6.000%, 08/01/17	202	202
6.000%, 09/01/17	2,252	2,256
6.000%, 03/01/18	472	476
6.000%, 11/01/18	3,056	3,094
6.000%, 01/01/21	38,826	40,475
6.000%, 05/01/21	8,865	9,203
Fannie Mae 20 Yr. Pool 6.000%, 11/01/25	24,465	27,622

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 3.000%, 09/01/46	241,632	$240,414
3.000%, 10/01/46	1,701,957	1,691,020
3.000%, 11/01/46	1,153,071	1,147,262
3.500%, 11/01/41	60,306	62,057
3.500%, 01/01/42	786,533	809,476
3.500%, 01/01/43	265,277	272,651
3.500%, 04/01/43	856,357	879,983
3.500%, 05/01/43	1,266,381	1,298,445
3.500%, 06/01/43	484,454	497,496
3.500%, 07/01/43	1,370,662	1,407,911
3.500%, 08/01/43	448,340	460,747
3.500%, 09/01/43	1,820,920	1,869,820
3.500%, 02/01/45	1,353,872	1,392,169
3.500%, 09/01/45	1,575,241	1,612,243
3.500%, 10/01/45	1,760,120	1,805,403
3.500%, 01/01/46	338,131	347,430
3.500%, 05/01/46	642,521	658,808
3.500%, 07/01/46	1,371,619	1,408,214
3.500%, 10/01/46	437,876	448,162
3.500%, 12/01/46	1,092,963	1,118,637
3.500%, 01/01/47	159,185	162,924
3.500%, TBA (c)	518,000	528,785
4.000%, 09/01/40	1,409,381	1,482,955
4.000%, 11/01/40	324,682	341,687
4.000%, 12/01/40	766,009	806,312
4.000%, 02/01/41	868,305	914,247
4.000%, 06/01/41	878,434	924,529
4.000%, 11/01/41	298,870	314,678
4.000%, 01/01/42	2,049,508	2,157,824
4.000%, 04/01/42	259,455	272,987
4.000%, 10/01/42	226,536	238,449
4.000%, 12/01/42	266,372	280,180
4.000%, 01/01/43	427,007	450,057
4.000%, 04/01/43	78,616	82,781
4.000%, 05/01/43	835,595	881,028
4.000%, 06/01/43	381,370	401,495
4.000%, 07/01/43	380,807	399,701
4.000%, 01/01/44	160,414	169,508
4.000%, 04/01/44	174,654	183,788
4.000%, 05/01/44	650,237	684,133
4.000%, 11/01/44	334,623	351,057
4.000%, 02/01/45	479,649	507,713
4.000%, TBA (c)	647,100	677,433
4.500%, 08/01/33	184,978	198,913
4.500%, 03/01/34	553,977	596,452
4.500%, 01/01/40	194,891	209,549
4.500%, 08/01/40	48,136	51,893
4.500%, 02/01/41	320,781	345,850
4.500%, 04/01/41	539,808	581,576
4.500%, 11/01/42	182,592	196,364
4.500%, 01/01/43	414,560	445,872
4.500%, 04/01/44	2,373,304	2,554,105
4.500%, 06/01/44	241,006	259,198
5.000%, 11/01/33	107,565	117,918

BHFTII-230

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 5.000%, 03/01/34	90,444	$98,875
5.000%, 05/01/34	36,468	39,902
5.000%, 08/01/34	36,762	40,238
5.000%, 09/01/34	141,042	154,407
5.000%, 06/01/35	102,727	112,385
5.000%, 07/01/35	273,684	299,249
5.000%, 08/01/35	89,034	97,495
5.000%, 09/01/35	64,742	70,851
5.000%, 10/01/35	248,171	271,294
5.000%, 07/01/39	278,594	304,806
5.000%, 10/01/39	170,979	188,219
5.000%, 11/01/39	75,371	83,309
5.000%, 11/01/40	115,709	127,473
5.000%, 01/01/41	25,651	28,071
5.000%, 03/01/41	71,149	78,116
5.500%, 02/01/33	43,789	48,906
5.500%, 05/01/33	7,443	8,325
5.500%, 06/01/33	182,956	204,861
5.500%, 07/01/33	175,138	196,077
5.500%, 11/01/33	108,102	121,045
5.500%, 12/01/33	12,413	13,771
5.500%, 01/01/34	132,821	148,304
5.500%, 02/01/34	160,629	179,726
5.500%, 03/01/34	43,989	50,018
5.500%, 04/01/34	49,439	54,963
5.500%, 05/01/34	315,543	354,849
5.500%, 06/01/34	406,022	454,873
5.500%, 07/01/34	126,963	141,896
5.500%, 09/01/34	425,236	472,839
5.500%, 10/01/34	502,616	562,229
5.500%, 11/01/34	650,369	725,155
5.500%, 12/01/34	302,250	338,604
5.500%, 01/01/35	356,961	399,940
5.500%, 02/01/35	7,067	7,842
5.500%, 04/01/35	63,088	70,600
5.500%, 07/01/35	26,704	29,626
5.500%, 08/01/35	8,049	8,930
5.500%, 09/01/35	205,608	231,946
6.000%, 02/01/32	103,534	117,751
6.000%, 03/01/34	26,274	30,366
6.000%, 04/01/34	231,116	264,863
6.000%, 06/01/34	253,052	291,354
6.000%, 07/01/34	231,451	263,250
6.000%, 08/01/34	328,966	373,948
6.000%, 10/01/34	201,367	229,281
6.000%, 11/01/34	33,774	38,249
6.000%, 12/01/34	8,872	10,017
6.000%, 08/01/35	60,482	68,578
6.000%, 09/01/35	60,923	69,694
6.000%, 10/01/35	97,260	111,752
6.000%, 11/01/35	17,776	20,101
6.000%, 12/01/35	99,625	113,746
6.000%, 02/01/36	96,498	109,099
6.000%, 04/01/36	78,478	89,249
6.000%, 06/01/36	23,221	26,535

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 6.000%, 07/01/37	135,713	155,885
6.500%, 06/01/31	35,524	40,324
6.500%, 07/01/31	4,171	4,638
6.500%, 09/01/31	35,631	39,617
6.500%, 02/01/32	30,290	34,297
6.500%, 07/01/32	97,930	112,488
6.500%, 08/01/32	80,994	93,987
6.500%, 01/01/33	40,175	45,327
6.500%, 04/01/34	56,881	64,136
6.500%, 06/01/34	27,677	30,917
6.500%, 08/01/34	17,258	19,188
6.500%, 04/01/36	25,461	28,309
6.500%, 05/01/36	77,631	88,837
6.500%, 02/01/37	107,737	123,074
6.500%, 05/01/37	81,825	93,701
6.500%, 07/01/37	60,734	69,377
Fannie Mae Pool 2.410%, 05/01/23	93,204	93,365
2.550%, 05/01/23	149,768	151,150
2.700%, 07/01/25	121,000	119,638
3.800%, 02/01/18	131,587	132,846
3.829%, 07/01/18	124,697	127,062
4.600%, 09/01/19	127,787	134,745
5.370%, 05/01/18	600,400	614,407
Fannie Mae-ACES 2.578%, 09/25/18	413,869	416,779
Freddie Mac 15 Yr. Gold Pool 4.500%, 05/01/18	5,146	5,269
4.500%, 08/01/18	8,811	9,022
4.500%, 11/01/18	18,974	19,428
4.500%, 01/01/19	37,693	38,596
4.500%, 08/01/19	2,920	2,991
4.500%, 02/01/20	20,185	20,671
4.500%, 08/01/24	236,386	251,218
5.000%, 12/01/17	209	215
5.000%, 05/01/18	5,134	5,283
5.000%, 09/01/18	19,269	19,844
5.500%, 01/01/19	8,318	8,481
5.500%, 04/01/19	5,325	5,429
5.500%, 06/01/19	4,024	4,072
5.500%, 07/01/19	1,853	1,864
5.500%, 08/01/19	2,421	2,472
5.500%, 02/01/20	2,776	2,856
6.000%, 04/01/17	1	1
6.000%, 07/01/17	169	169
6.000%, 10/01/17	235	236
6.000%, 08/01/19	24,699	25,339
6.000%, 09/01/19	7,290	7,377
6.000%, 11/01/19	6,379	6,441
6.000%, 05/01/21	12,389	12,826
6.000%, 10/01/21	34,550	36,138
Freddie Mac 20 Yr. Gold Pool 5.500%, 10/01/24	46,863	51,910
5.500%, 06/01/25	87,848	97,310
5.500%, 07/01/25	49,585	54,926

BHFTII-231

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 20 Yr. Gold Pool 5.500%, 08/01/25	70,057	$77,603
6.000%, 02/01/23	69,117	78,025
6.000%, 12/01/25	32,261	36,419
6.000%, 02/01/26	28,183	31,816
Freddie Mac 30 Yr. Gold Pool 3.000%, 10/01/42	659,434	657,495
3.000%, 04/01/43	1,432,090	1,428,523
3.000%, 05/01/43	1,243,074	1,240,393
3.000%, 05/01/46	654,469	650,641
3.000%, 10/01/46	1,153,953	1,147,202
3.000%, 11/01/46	1,484,154	1,475,471
3.000%, 12/01/46	2,318,904	2,299,135
3.500%, 02/01/42	674,515	693,473
3.500%, 04/01/42	402,412	415,779
3.500%, 12/01/42	1,036,711	1,066,616
3.500%, 04/01/43	276,692	284,672
3.500%, 07/01/43	389,980	400,610
3.500%, 08/01/43	657,012	674,884
3.500%, 12/01/45	647,051	662,203
3.500%, 11/01/46	462,221	473,251
3.500%, 12/01/46	2,323,737	2,378,151
3.500%, 01/01/47	1,671,046	1,710,176
4.000%, 11/01/40	791,260	833,381
4.000%, 01/01/41	1,611,585	1,697,365
4.000%, 04/01/44	557,026	584,906
4.500%, 04/01/35	47,858	51,417
4.500%, 07/01/39	274,053	294,495
4.500%, 09/01/39	151,668	163,045
4.500%, 10/01/39	87,798	94,412
4.500%, 12/01/39	140,161	150,628
4.500%, 05/01/42	239,460	257,346
5.000%, 09/01/33	218,278	239,794
5.000%, 03/01/34	46,862	51,356
5.000%, 04/01/34	39,044	42,814
5.000%, 08/01/35	53,644	58,572
5.000%, 10/01/35	114,567	125,838
5.000%, 11/01/35	89,554	97,752
5.000%, 12/01/36	60,984	66,648
5.000%, 07/01/39	444,590	484,079
5.500%, 12/01/33	247,884	281,963
5.500%, 01/01/34	170,015	191,160
5.500%, 04/01/34	32,609	36,182
5.500%, 11/01/34	38,776	43,700
5.500%, 12/01/34	25,291	28,029
5.500%, 05/01/35	33,782	37,717
5.500%, 09/01/35	41,743	46,310
5.500%, 10/01/35	52,949	58,900
6.000%, 04/01/34	104,726	120,163
6.000%, 07/01/34	34,236	38,776
6.000%, 08/01/34	276,448	316,660
6.000%, 09/01/34	2,631	2,970
6.000%, 07/01/35	49,094	55,902
6.000%, 08/01/35	57,799	65,937
6.000%, 11/01/35	102,717	117,468
6.000%, 03/01/36	30,814	34,785

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 6.000%, 10/01/36	41,807	47,676
6.000%, 03/01/37	7,871	8,885
6.000%, 05/01/37	68,836	78,787
6.000%, 06/01/37	56,640	64,080
6.500%, 05/01/34	22,100	24,585
6.500%, 06/01/34	70,644	79,162
6.500%, 08/01/34	84,871	94,414
6.500%, 10/01/34	84,721	96,801
6.500%, 11/01/34	44,351	49,338
6.500%, 05/01/37	72,211	83,037
6.500%, 07/01/37	84,662	95,126
Freddie Mac Multifamily Structured Pass-Through Certificates 1.869%, 11/25/19	363,000	362,923
2.412%, 08/25/18	449,007	452,807
2.456%, 08/25/19	330,000	335,138
2.510%, 11/25/22	415,000	416,742
2.670%, 12/25/24	507,000	505,466
2.673%, 03/25/26	676,000	664,946
2.682%, 10/25/22	620,000	629,408
2.716%, 06/25/22	346,271	352,442
2.791%, 01/25/22	474,000	484,382
3.111%, 02/25/23	695,000	719,495
3.154%, 02/25/18	108,788	109,985
3.171%, 10/25/24	424,000	437,482
3.250%, 04/25/23 (d)	803,000	835,219
3.300%, 10/25/26	310,000	319,077
5.085%, 03/25/19	1,226,000	1,288,155
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 3.320%, 02/25/23 (d)	186,000	194,646
3.458%, 08/25/23 (d)	835,000	877,599
Ginnie Mae I 30 Yr. Pool 3.000%, 02/15/43	506,124	512,439
3.500%, 12/15/41	368,255	383,231
3.500%, 02/15/42	150,948	157,082
4.500%, 09/15/33	95,162	102,509
4.500%, 11/15/39	310,518	332,730
4.500%, 03/15/40	334,561	364,361
4.500%, 04/15/40	398,395	426,332
4.500%, 06/15/40	174,417	188,379
5.000%, 03/15/34	35,739	39,490
5.000%, 06/15/34	79,517	87,899
5.000%, 12/15/34	34,972	38,635
5.000%, 06/15/35	10,410	11,374
5.500%, 11/15/32	149,274	167,237
5.500%, 08/15/33	265,337	299,350
5.500%, 12/15/33	152,393	171,922
5.500%, 09/15/34	121,775	137,425
5.500%, 10/15/35	24,369	27,189
6.000%, 12/15/28	37,998	43,710
6.000%, 12/15/31	32,077	37,072
6.000%, 03/15/32	3,560	4,031
6.000%, 10/15/32	156,831	181,636
6.000%, 01/15/33	32,979	37,402

BHFTII-232

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 6.000%, 02/15/33	1,763	$2,027
6.000%, 04/15/33	171,681	198,793
6.000%, 08/15/33	1,083	1,226
6.000%, 07/15/34	112,672	129,654
6.000%, 09/15/34	41,611	47,125
6.000%, 01/15/38	155,597	178,718
Ginnie Mae II 30 Yr. Pool 3.000%, 06/20/43	596,722	604,324
3.000%, 07/20/43	446,203	451,888
3.500%, 06/20/43	836,015	870,569
3.500%, 07/20/43	1,056,410	1,100,074
4.000%, 01/20/41	1,032,994	1,100,909
4.000%, 02/20/41	257,961	274,581
4.000%, 04/20/41	194,031	206,482
4.000%, 02/20/42	267,124	283,519
4.500%, 07/20/33	19,381	20,884
4.500%, 09/20/33	11,577	12,468
4.500%, 12/20/34	9,136	9,844
4.500%, 03/20/35	48,395	52,116
4.500%, 01/20/41	268,641	290,029
5.000%, 07/20/33	40,031	44,597
6.000%, 01/20/35	44,547	52,048
6.000%, 02/20/35	22,351	25,768
6.000%, 04/20/35	38,034	43,989

		98,913,761

Federal Agencies—0.1%
Financing Corp. 9.650%, 11/02/18	430,000	485,666

U.S. Treasury—11.9%
U.S. Treasury Bonds 2.500%, 02/15/45	2,347,000	2,108,909
2.875%, 05/15/43 (a)	22,942,400	22,337,478
4.500%, 02/15/36	179,000	227,008
4.500%, 08/15/39 (a)	2,514,000	3,175,202
5.000%, 05/15/37	232,000	312,022
5.250%, 02/15/29 (a)	16,000	20,513
5.375%, 02/15/31	276,000	368,535
6.250%, 08/15/23	80,000	99,691
U.S. Treasury Notes 1.000%, 06/30/19	16,589,000	16,472,363
1.375%, 02/29/20	798,000	794,976
1.750%, 11/30/21 (a)	3,455,000	3,432,463
2.000%, 11/15/26 (a)	1,875,000	1,811,280
2.500%, 08/15/23	13,502,000	13,775,199
3.125%, 05/15/19	6,086,000	6,317,554
3.125%, 05/15/21	3,504,000	3,686,317
3.500%, 05/15/20 (a)	25,140,000	26,620,897
3.750%, 11/15/18	2,067,000	2,151,294

		103,711,701

Total U.S. Treasury & Government Agencies (Cost $200,373,064)		203,111,128

Corporate Bonds & Notes—12.3%
Security Description	Principal Amount*	Value

Agriculture—0.3%
Imperial Brands Finance plc 2.950%, 07/21/20 (144A) (e)	828,000	838,555
Reynolds American, Inc. 4.450%, 06/12/25	1,430,000	1,505,229

		2,343,784

Auto Manufacturers—0.2%
General Motors Financial Co., Inc. 3.200%, 07/06/21	776,000	778,944
5.250%, 03/01/26	391,000	420,095
Toyota Motor Credit Corp. 3.400%, 09/15/21 (a)	880,000	916,476

		2,115,515

Banks—2.9%
ABN AMRO Bank NV 4.800%, 04/18/26 (144A)	800,000	827,657
Banco de Credito del Peru 5.375%, 09/16/20	835,000	904,931
Bank of America Corp. 4.100%, 07/24/23 (a)	1,270,000	1,330,288
4.125%, 01/22/24	1,973,000	2,060,872
4.183%, 11/25/27	1,208,000	1,212,390
5.490%, 03/15/19	196,000	207,441
7.625%, 06/01/19	710,000	791,501
Bank One Corp. 8.000%, 04/29/27	100,000	130,656
BBVA Bancomer S.A. 6.750%, 09/30/22 (144A)	810,000	907,200
BNP Paribas S.A. 7.195%, 06/25/37 (144A) (a) (d)	500,000	551,875
BPCE S.A. 12.500%, 09/30/19 (144A) (a) (d)	922,000	1,113,315
Citigroup, Inc. 2.500%, 09/26/18	580,000	585,185
Citizens Bank N.A. 2.250%, 03/02/20	292,000	291,581
Credit Suisse AG 6.500%, 08/08/23 (144A) (a)	396,000	434,765
Goldman Sachs Group, Inc. (The) 3.850%, 01/26/27	1,118,000	1,123,452
ING Bank NV 5.800%, 09/25/23 (144A)	1,076,000	1,197,149
JPMorgan Chase & Co. 3.782%, 02/01/28 (d)	1,115,000	1,125,521
6.300%, 04/23/19	1,210,000	1,314,369
KFW 4.875%, 06/17/19 (a)	1,290,000	1,380,977
Mitsubishi UFJ Financial Group, Inc. 3.850%, 03/01/26	784,000	804,960
Morgan Stanley 3.625%, 01/20/27	1,112,000	1,103,878
3.875%, 04/29/24	1,081,000	1,112,496
4.000%, 07/23/25	396,000	408,335
6.625%, 04/01/18	1,343,000	1,405,694

BHFTII-233

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MFS Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Royal Bank of Scotland Group plc 3.875%, 09/12/23	1,128,000	$1,111,712
Sumitomo Mitsui Financial Group, Inc. 3.010%, 10/19/26 (a)	1,126,000	1,077,511
Swedbank AB 2.125%, 09/29/17 (144A)	231,000	231,725
UBS Group Funding Jersey, Ltd. 4.125%, 04/15/26 (144A) (e)	838,000	851,877

		25,599,313

Beverages—0.4%
Anheuser-Busch InBev Finance, Inc. 3.650%, 02/01/26	1,171,000	1,184,115
Anheuser-Busch InBev Worldwide, Inc. 8.000%, 11/15/39	1,020,000	1,529,388
Diageo Capital plc 2.625%, 04/29/23	1,020,000	1,012,119

		3,725,622

Biotechnology—0.3%
Celgene Corp. 2.875%, 08/15/20	504,000	511,709
Gilead Sciences, Inc. 3.500%, 02/01/25	1,880,000	1,893,237
3.700%, 04/01/24	312,000	320,493

		2,725,439

Commercial Services—0.2%
ERAC USA Finance LLC 7.000%, 10/15/37 (144A)	1,115,000	1,409,238

Computers—0.3%
Apple, Inc. 2.850%, 02/23/23 (a)	1,176,000	1,187,127
3.350%, 02/09/27	745,000	753,913
3.850%, 05/04/43	370,000	354,477

		2,295,517

Diversified Financial Services—0.4%
GE Capital International Funding Co. 3.373%, 11/15/25 (a)	358,000	367,400
Intercontinental Exchange, Inc. 2.750%, 12/01/20	301,000	305,618
4.000%, 10/15/23	832,000	879,650
UBS Group Funding Switzerland AG 4.253%, 03/23/28 (144A) (a) (e)	838,000	850,008
Visa, Inc. 3.150%, 12/14/25	1,192,000	1,196,121

		3,598,797

Electric—1.0%
Berkshire Hathaway Energy Co. 3.750%, 11/15/23	440,000	459,846

Electric—(Continued)
Duke Energy Corp. 2.650%, 09/01/26	131,000	122,055
Exelon Corp. 3.400%, 04/15/26	1,137,000	1,118,269
Midamerican Funding LLC 6.927%, 03/01/29	699,000	917,569
Oncor Electric Delivery Co. LLC 7.000%, 09/01/22	795,000	959,051
Pacific Gas & Electric Co. 4.600%, 06/15/43	880,000	940,355
PPL Capital Funding, Inc. 3.400%, 06/01/23	880,000	888,657
5.000%, 03/15/44	296,000	313,008
Progress Energy, Inc. 3.150%, 04/01/22	1,083,000	1,094,544
Southern Co. (The) 3.250%, 07/01/26	1,295,000	1,235,416
State Grid Overseas Investment, Ltd. 2.750%, 05/07/19 (144A) (e)	778,000	787,319

		8,836,089

Food—0.2%
Danone S.A. 2.947%, 11/02/26 (144A)	1,133,000	1,083,100
WM Wrigley Jr. Co. 2.400%, 10/21/18 (144A)	248,000	250,013

		1,333,113

Healthcare-Products—0.4%
Becton Dickinson & Co. 2.675%, 12/15/19	520,000	527,407
Medtronic, Inc. 4.375%, 03/15/35	946,000	991,706
Thermo Fisher Scientific, Inc. 2.950%, 09/19/26	851,000	810,253
Zimmer Biomet Holdings, Inc. 3.550%, 04/01/25 (a)	1,222,000	1,208,327

		3,537,693

Healthcare-Services—0.3%
Anthem, Inc. 3.300%, 01/15/23	600,000	605,155
Laboratory Corp. of America Holdings 3.200%, 02/01/22	850,000	853,851
UnitedHealth Group, Inc. 3.750%, 07/15/25	1,303,000	1,360,744

		2,819,750

Household Products/Wares—0.1%
Reckitt Benckiser Treasury Services plc 3.625%, 09/21/23 (144A)	1,070,000	1,099,648

Housewares—0.1%
Newell Brands, Inc. 3.850%, 04/01/23	914,000	944,687

BHFTII-234

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—0.7%
American International Group, Inc. 4.125%, 02/15/24	750,000	$769,326
4.875%, 06/01/22	1,770,000	1,915,864
Berkshire Hathaway, Inc. 3.125%, 03/15/26	390,000	389,627
Liberty Mutual Group, Inc. 4.250%, 06/15/23 (144A)	578,000	607,024
4.850%, 08/01/44 (144A)	484,000	490,765
Marsh & McLennan Cos., Inc. 4.800%, 07/15/21	920,000	995,423
ZFS Finance USA Trust V 6.500%, 05/09/37 (144A) (d)	491,000	490,386

		5,658,415

Internet—0.1%
Baidu, Inc. 3.500%, 11/28/22	1,110,000	1,128,773

Investment Company Security—0.2%
Temasek Financial I, Ltd. 2.375%, 01/23/23 (144A)	1,790,000	1,759,594

Media—0.5%
21st Century Fox America, Inc. 8.500%, 02/23/25	722,000	945,700
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.908%, 07/23/25	523,000	552,637
Time Warner Entertainment Co. L.P. 8.375%, 07/15/33 (a)	1,240,000	1,654,558
Viacom, Inc. 3.450%, 10/04/26	879,000	836,067

		3,988,962

Mining—0.1%
Freeport-McMoRan, Inc. 3.875%, 03/15/23 (a)	1,010,000	928,816
Glencore Funding LLC 4.125%, 05/30/23 (144A)	160,000	163,087

		1,091,903

Miscellaneous Manufacturing—0.1%
General Electric Co. 1.629%, 01/09/20 (d)	633,000	640,397

Oil & Gas—1.1%
BP Capital Markets plc 4.500%, 10/01/20	306,000	328,416
4.742%, 03/11/21	847,000	919,667
Chevron Corp. 1.209%, 11/15/17 (d)	1,696,000	1,697,515
Petro-Canada 6.050%, 05/15/18	1,664,000	1,742,181
Petroleos Mexicanos 3.125%, 01/23/19	352,000	353,408

Oil & Gas—(Continued)
Shell International Finance B.V. 3.750%, 09/12/46	922,000	847,876
Statoil ASA 7.750%, 06/15/23	100,000	126,754
Total Capital International S.A. 1.550%, 06/28/17	684,000	684,500
3.750%, 04/10/24	910,000	948,667
Valero Energy Corp. 3.400%, 09/15/26	1,741,000	1,663,169

		9,312,153

Pharmaceuticals—0.3%
Actavis Funding SCS 3.800%, 03/15/25	463,000	467,224
4.850%, 06/15/44	537,000	544,333
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/26	1,498,000	1,426,431

		2,437,988

Pipelines—0.8%
APT Pipelines, Ltd. 4.200%, 03/23/25 (144A)	1,228,000	1,254,354
4.250%, 07/15/27 (144A) (a)	93,000	94,241
Enterprise Products Operating LLC 6.500%, 01/31/19	908,000	981,648
Kinder Morgan Energy Partners L.P. 4.150%, 02/01/24	691,000	700,072
7.750%, 03/15/32	625,000	777,442
Phillips 66 Partners L.P. 4.900%, 10/01/46 (a)	655,000	623,631
Sabine Pass Liquefaction LLC 5.000%, 03/15/27 (144A)	1,100,000	1,149,871
Spectra Energy Capital LLC 8.000%, 10/01/19	1,253,000	1,415,261

		6,996,520

Real Estate Investment Trusts—0.1%
HCP, Inc. 5.375%, 02/01/21	734,000	799,487

Retail—0.3%
CVS Health Corp. 3.875%, 07/20/25	1,094,000	1,127,200
Home Depot, Inc. (The) 5.950%, 04/01/41	278,000	355,676
Walgreens Boots Alliance, Inc. 3.300%, 11/18/21	836,000	857,664
4.500%, 11/18/34	426,000	425,365

		2,765,905

Software—0.2%
Microsoft Corp. 4.250%, 02/06/47	1,456,000	1,492,473

BHFTII-235

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—0.7%
AT&T, Inc. 3.000%, 06/30/22	838,000	$833,638
3.400%, 05/15/25	838,000	809,446
5.450%, 03/01/47	896,000	915,939
Crown Castle Towers LLC 4.883%, 08/15/20 (144A)	370,000	393,819
6.113%, 01/15/20 (144A)	711,000	769,845
Rogers Communications, Inc. 6.800%, 08/15/18	1,483,000	1,582,836
Verizon Communications, Inc. 5.050%, 03/15/34	1,024,000	1,041,296

		6,346,819

Total Corporate Bonds & Notes (Cost $103,731,415)		106,803,594

Asset-Backed Securities—1.2%

Asset-Backed - Automobile—0.3%
Chesapeake Funding II LLC 1.912%, 06/15/28 (144A) (d) (e)	1,216,000	1,222,066
Ford Credit Auto Owner Trust 2.260%, 11/15/25 (144A)	550,000	554,561
2.310%, 04/15/26 (144A)	425,000	428,596

		2,205,223

Asset-Backed - Home Equity—0.1%
Bayview Financial Revolving Asset Trust 2.583%, 12/28/40 (144A) (d) (e)	664,647	511,105
GMAC Home Equity Loan Trust 5.805%, 10/25/36 (d)	201,745	194,948
Home Equity Loan Trust 5.320%, 12/25/35 (d)	427,458	369,755

		1,075,808

Asset-Backed - Other—0.8%
American Tower Trust I 3.070%, 03/15/48 (144A)	1,000,000	996,454
Cent CLO, Ltd. Zero Coupon, 07/27/26 (144A) (d)	955,730	951,577
2.339%, 01/30/25 (144A) (d)	831,000	831,485
Dryden 34 Senior Loan Fund Zero Coupon, 10/15/26 (144A) (d)	1,430,000	1,435,179
Dryden XXVI Senior Loan Fund 2.123%, 07/15/25 (144A) (d)	1,068,000	1,065,316
Fortress Credit BSL, Ltd. 2.205%, 01/19/25 (144A) (d)	716,478	716,291
Small Business Administration Participation Certificates 4.350%, 07/01/23	171,817	179,992
4.770%, 04/01/24	11,951	12,602
4.950%, 03/01/25	63,561	67,183
4.990%, 09/01/24	35,159	37,188
5.110%, 08/01/25	89,261	94,784

Security Description	Principal Amount*/ Shares	Value

Asset-Backed - Other—(Continued)
Small Business Administration Participation Certificates 5.180%, 05/01/24	16,976	$17,995
5.520%, 06/01/24	43,714	46,588
Voya CLO, Ltd. 2.188%, 04/25/25 (144A) (d)	970,000	971,340

		7,423,974

Total Asset-Backed Securities (Cost $10,833,946)		10,705,005

Mortgage-Backed Securities—1.1%

Collateralized Mortgage Obligations—0.0%
BlackRock Capital Finance L.P. 7.750%, 09/25/26 (144A) (e)	14,026	1,417

Commercial Mortgage-Backed Securities—1.1%
Commercial Mortgage Trust 3.708%, 07/10/48	1,300,833	1,342,821
Credit Suisse Commercial Mortgage Trust 5.695%, 09/15/40 (d)	1,024,000	1,028,473
CSAIL Commercial Mortgage Trust 3.504%, 06/15/57	738,578	752,579
General Electric Capital Assurance Co. 5.743%, 05/12/35 (144A) (d) (e)	17,198	18,159
GS Mortgage Securities Corp. II 3.382%, 05/10/50	1,387,991	1,405,805
JPMBB Commercial Mortgage Securities Trust 3.494%, 01/15/48	1,590,000	1,625,558
JPMorgan Chase Commercial Mortgage Securities Trust 5.841%, 06/15/49 (d)	1,044,458	1,044,800
Morgan Stanley Capital I, Inc. 0.619%, 11/15/30 (144A) (d) (f)	591,016	3,175
Wachovia Bank Commercial Mortgage Trust 5.760%, 06/15/49 (d)	297,951	297,640
6.053%, 02/15/51 (d)	292,360	292,031
Wells Fargo Commercial Mortgage Trust 3.540%, 05/15/48	1,410,327	1,440,488

		9,251,529

Total Mortgage-Backed Securities (Cost $9,443,839)		9,252,946

Convertible Preferred Stocks—0.9%

Diversified Telecommunication Services—0.0%
Frontier Communications Corp. 11.125%, 06/29/18	5,512	271,521

Electric Utilities—0.2%
Exelon Corp. 6.500%, 06/01/17	35,730	1,763,633

BHFTII-236

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Convertible Preferred Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Food Products—0.3%
Tyson Foods, Inc. 4.750%, 07/15/17	34,050	$2,281,350

Pharmaceuticals—0.4%
Allergan plc 5.500%, 03/01/18	3,692	3,137,388

Total Convertible Preferred Stocks (Cost $7,424,229)		7,453,892

Municipals—0.2%
New Jersey State Turnpike Authority, Build America Bonds 7.414%, 01/01/40 (Cost $1,092,733)	1,050,000	1,510,530

Foreign Government—0.1%

Sovereign—0.1%
Mexico Government International Bonds 4.750%, 03/08/44 (Cost $896,894)	909,000	884,002

Short-Term Investments—1.9%

Discount Note—1.1%
Federal Home Loan Bank 0.228%, 04/03/17 (g)	9,284,000	9,283,826

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $6,538,535 on 04/03/17, collateralized by $6,690,000 U.S. Treasury Note at 1.375% due 05/31/20 with a value of $6,671,904.	6,538,486	6,538,486

Total Short-Term Investments (Cost $15,822,312)		15,822,312

Securities Lending Reinvestments (h)—8.8%

Certificates of Deposit—3.5%
ABN AMRO Bank NV Zero Coupon, 05/05/17	348,990	349,713
Zero Coupon, 06/23/17	1,992,201	1,995,080
Bank of Montreal Chicago 1.081%, 09/06/17 (d)	750,000	750,766
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (d)	1,000,000	1,000,483
1.510%, 08/18/17	1,009,256	1,000,629
BNP Paribas New York 1.384%, 08/04/17 (d)	250,000	250,191

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Canadian Imperial Bank 1.392%, 10/27/17 (d)	500,000	$500,601
Chiba Bank, Ltd., New York 1.100%, 04/07/17	500,000	500,006
Credit Suisse AG New York 1.581%, 05/12/17 (d)	2,000,000	2,000,606
1.676%, 04/24/17 (d)	300,000	300,071
Danske Bank A/S London Zero Coupon, 05/12/17	747,829	749,228
DNB NOR Bank ASA 1.279%, 07/28/17 (d)	500,000	500,221
KBC Bank NV 1.120%, 05/08/17	400,000	400,060
1.150%, 04/26/17	1,200,000	1,200,168
1.150%, 04/27/17	300,000	299,823
Mizuho Bank, Ltd., New York 1.339%, 08/02/17 (d)	100,000	100,058
1.543%, 05/17/17	2,000,000	2,000,594
1.582%, 04/26/17 (d)	750,000	750,124
National Australia Bank London 1.338%, 11/09/17 (d)	2,500,000	2,495,925
Norinchukin Bank New York 1.346%, 08/21/17 (d)	2,500,000	2,500,782
Oversea-Chinese Banking Corp., Ltd. 1.000%, 06/01/17	2,500,000	2,499,917
Sumitomo Bank New York 1.390%, 06/05/17 (d)	500,000	500,236
1.410%, 05/05/17 (d)	1,600,000	1,600,312
Sumitomo Mitsui Trust Bank, Ltd. 1.120%, 05/08/17	500,000	500,075
Sumitomo Mitsui Trust Bank, Ltd., London 1.444%, 05/08/17 (d)	1,500,000	1,501,020
Sumitomo Mitsui Trust Bank, Ltd., New York 1.359%, 06/02/17 (d)	700,000	700,454
1.572%, 04/26/17 (d)	750,000	750,248
Toronto Dominion Bank New York 1.221%, 03/13/18 (d)	1,200,000	1,199,577
UBS, Stamford 1.301%, 05/12/17 (d)	1,000,000	1,000,246
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (d)	400,000	400,654
1.452%, 04/26/17 (d)	400,000	400,106

		30,697,974

Commercial Paper—1.3%
Barton Capital S.A. 1.160%, 04/07/17	996,971	999,863
Commonwealth Bank Australia 1.174%, 03/01/18	1,250,000	1,250,510
Den Norske ASA 1.432%, 04/27/17 (d)	500,000	500,108
HSBC plc 1.442%, 04/25/17 (d)	400,000	400,072
Kells Funding LLC 1.010%, 05/25/17	2,592,924	2,595,208

BHFTII-237

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
LMA S.A. & LMA Americas 1.090%, 05/10/17	1,495,549	$1,498,172
National Australia Bank, Ltd. 1.440%, 12/06/17 (d)	500,000	500,747
Starbird Funding Corp. 1.441%, 06/13/17 (d)	2,500,000	2,500,882
Versailles CDS LLC 1.050%, 06/05/17	997,171	997,865
Westpac Banking Corp. 1.380%, 10/20/17 (d)	300,000	300,544

		11,543,971

Repurchase Agreements—3.3%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $1,926,518 on 04/03/17, collateralized by $2,770,839 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $1,964,923.	1,926,394	1,926,394
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/17 at 0.880% to be repurchased at $700,051 on 04/03/17, collateralized by $716,441 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.000%, maturity dates ranging from 03/15/18 - 08/15/25, with a value of $714,000.	700,000	700,000
Repurchase Agreement dated 01/25/17 at 1.460% to be repurchased at $50,322 on 07/03/17, collateralized by various Common Stock with a value of $55,000.	50,000	50,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $40,364 on 04/03/17, collateralized by $40,836 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $41,169.	40,361	40,361
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $2,501,625 on 04/03/17, collateralized by $386,246 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $2,744,966.	2,500,000	2,500,000
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $2,000,217 on 04/03/17, collateralized by $308,996 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $2,195,973.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
Macquarie Bank, Ltd., London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $700,048 on 04/03/17, collateralized by $695,621 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $714,431.	700,000	700,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $1,110,771 on 07/03/17, collateralized by various Common Stock with a value of $1,210,000.	1,100,000	1,100,000
Natixis New York Repurchase Agreement dated 03/31/17 at 0.980% to be repurchased at $10,000,817 on 04/03/17, collateralized by $11,706,514 U.S. Government Agency and Treasury Obligations with rates ranging from 1.343% - 6.000% , maturity dates ranging from 06/30/18 - 01/16/58, with a value of $10,200,833.	10,000,000	10,000,000
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $10,000,775 on 04/03/17, collateralized by $29,934,744 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $10,200,000.	10,000,000	10,000,000

		29,016,755

Time Deposits—0.7%
Nordea Bank New York 0.810%, 04/03/17	1,000,000	1,000,000
OP Corporate Bank plc 1.180%, 04/24/17	2,000,000	2,000,000
Shinkin Central Bank 1.350%, 04/21/17	550,000	550,000
1.440%, 04/26/17	1,500,000	1,500,000
1.440%, 04/27/17	300,000	300,000
Svenska 0.800%, 04/03/17	1,000,000	1,000,000

		6,350,000

Total Securities Lending Reinvestments (Cost $77,602,886)		77,608,700

Total Investments—108.9% (Cost $817,514,397) (i)		947,754,425
Other assets and liabilities (net)—(8.9)%		(77,767,829)

Net Assets—100.0%		$869,986,596

BHFTII-238

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $75,535,316 and the collateral received consisted of cash in the amount of $77,597,647. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2017, the market value of restricted securities was $5,080,506, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(f)	Interest only security.
(g)	The rate shown represents current yield to maturity.
(h)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(i)	As of March 31, 2017, the aggregate cost of investments was $817,514,397. The aggregate unrealized appreciation and depreciation of investments were $141,466,773 and $(11,226,745), respectively, resulting in net unrealized appreciation of $130,240,028.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2017, the market value of 144A securities was $29,313,151, which is 3.4% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Bayview Financial Revolving Asset Trust, 2.583%, 12/28/40	03/01/06	$664,647	$664,647	$511,105
BlackRock Capital Finance L.P., 7.750%, 09/25/26	10/10/96	14,026	13,517	1,417
Chesapeake Funding II LLC, 1.912%, 06/15/28	06/14/16	1,216,000	1,216,000	1,222,066
General Electric Capital Assurance Co., 5.743%, 05/12/35	09/23/03	17,198	17,284	18,159
Imperial Brands Finance plc, 2.950%, 07/21/20	07/15/15	828,000	821,914	838,555
State Grid Overseas Investment, Ltd., 2.750%, 05/07/19	04/28/14	778,000	774,857	787,319
UBS Group Funding Jersey, Ltd., 4.125%, 04/15/26	03/29/16	838,000	836,299	851,877
UBS Group Funding Switzerland AG, 4.253%, 03/23/28	03/23/17	838,000	838,000	850,008

				$5,080,506

BHFTII-239

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$18,155,281	$—	$—	$18,155,281
Air Freight & Logistics	3,760,114	—	—	3,760,114
Airlines	3,658,782	—	—	3,658,782
Auto Components	2,897,157	—	—	2,897,157
Automobiles	1,530,252	2,484,454	—	4,014,706
Banks	47,534,788	2,462,028	—	49,996,816
Beverages	1,886,010	2,938,465	—	4,824,475
Biotechnology	2,236,812	—	—	2,236,812
Building Products	10,106,595	—	—	10,106,595
Capital Markets	33,137,962	1,432,888	—	34,570,850
Chemicals	15,763,879	—	—	15,763,879
Commercial Services & Supplies	925,384	—	—	925,384
Communications Equipment	6,164,279	—	—	6,164,279
Consumer Finance	3,876,571	—	—	3,876,571
Containers & Packaging	784,507	—	—	784,507
Distributors	1,115,070	—	—	1,115,070
Diversified Telecommunication Services	8,713,689	648,419	—	9,362,108
Electric Utilities	11,281,628	688,454	—	11,970,082
Electrical Equipment	2,814,067	—	—	2,814,067
Energy Equipment & Services	2,907,507	—	—	2,907,507
Equity Real Estate Investment Trusts	7,510,946	—	—	7,510,946
Food & Staples Retailing	8,362,768	—	—	8,362,768
Food Products	10,563,573	7,413,089	—	17,976,662
Health Care Equipment & Supplies	20,211,917	—	—	20,211,917
Health Care Providers & Services	6,271,210	—	—	6,271,210
Hotels, Restaurants & Leisure	4,966,369	—	—	4,966,369
Household Durables	2,000,770	—	—	2,000,770
Household Products	3,743,933	930,897	—	4,674,830
Industrial Conglomerates	13,428,088	—	—	13,428,088
Insurance	27,005,740	2,170,259	—	29,175,999
Internet Software & Services	6,176,890	—	—	6,176,890
IT Services	17,666,016	—	—	17,666,016
Life Sciences Tools & Services	5,299,046	—	—	5,299,046
Machinery	10,607,531	—	—	10,607,531
Media	24,845,705	—	—	24,845,705
Metals & Mining	—	2,272,884	—	2,272,884

BHFTII-240

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Mortgage Real Estate Investment Trusts	$2,482,948	$—	$—	$2,482,948
Multi-Utilities	2,989,491	946,047	—	3,935,538
Multiline Retail	1,840,090	—	—	1,840,090
Oil, Gas & Consumable Fuels	22,971,483	3,404,912	—	26,376,395
Personal Products	1,562,443	—	—	1,562,443
Pharmaceuticals	31,049,673	4,408,408	—	35,458,081
Professional Services	1,874,295	—	—	1,874,295
Road & Rail	7,910,408	—	—	7,910,408
Semiconductors & Semiconductor Equipment	10,880,007	—	—	10,880,007
Software	10,971,871	—	—	10,971,871
Specialty Retail	7,983,598	—	—	7,983,598
Technology Hardware, Storage & Peripherals	6,155,958	—	—	6,155,958
Textiles, Apparel & Luxury Goods	703,556	933,607	—	1,637,163
Tobacco	23,124,707	488,289	—	23,612,996
Trading Companies & Distributors	567,852	—	—	567,852
Total Common Stocks	480,979,216	33,623,100	—	514,602,316
Total U.S. Treasury & Government Agencies*	—	203,111,128	—	203,111,128
Total Corporate Bonds & Notes*	—	106,803,594	—	106,803,594
Total Asset-Backed Securities*	—	10,705,005	—	10,705,005
Total Mortgage-Backed Securities*	—	9,252,946	—	9,252,946
Total Convertible Preferred Stocks*	7,453,892	—	—	7,453,892
Total Municipals	—	1,510,530	—	1,510,530
Total Foreign Government*	—	884,002	—	884,002
Total Short-Term Investments*	—	15,822,312	—	15,822,312
Total Securities Lending Reinvestments*	—	77,608,700	—	77,608,700
Total Investments	$488,433,108	$459,321,317	$—	$947,754,425

Collateral for Securities Loaned (Liability)	$—	$(77,597,647)	$—	$(77,597,647)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-241

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—98.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.4%
Lockheed Martin Corp. (a)	142,971	$38,259,040
Northrop Grumman Corp.	136,448	32,452,792
United Technologies Corp.	317,211	35,594,246

		106,306,078

Air Freight & Logistics—1.5%
United Parcel Service, Inc. - Class B	426,602	45,774,395

Auto Components—1.0%
Delphi Automotive plc	386,597	31,117,193

Automobiles—0.3%
Harley-Davidson, Inc. (a)	154,806	9,365,763

Banks—13.4%
Citigroup, Inc.	914,718	54,718,431
JPMorgan Chase & Co.	1,629,815	143,162,950
PNC Financial Services Group, Inc. (The)	368,234	44,276,456
U.S. Bancorp	1,375,721	70,849,631
Wells Fargo & Co.	1,914,586	106,565,857

		419,573,325

Beverages—1.6%
Diageo plc	1,132,379	32,437,028
PepsiCo, Inc.	164,645	18,417,190

		50,854,218

Building Products—2.0%
Johnson Controls International plc (a)	1,510,341	63,615,563

Capital Markets—7.8%
Bank of New York Mellon Corp. (The)	744,295	35,153,053
BlackRock, Inc.	74,738	28,662,770
Franklin Resources, Inc.	393,390	16,577,455
Goldman Sachs Group, Inc. (The)	308,051	70,765,476
Moody’s Corp. (a)	192,170	21,530,727
Nasdaq, Inc. (a)	476,108	33,065,701
S&P Global, Inc.	52,746	6,896,012
State Street Corp. (a)	333,176	26,524,141
T. Rowe Price Group, Inc. (a)	82,583	5,628,031

		244,803,366

Chemicals—3.5%
E.I. du Pont de Nemours & Co.	196,400	15,776,812
Monsanto Co.	107,535	12,172,962
PPG Industries, Inc. (a)	567,202	59,601,586
Sherwin-Williams Co. (The)	73,375	22,760,191

		110,311,551

Consumer Finance—0.9%
American Express Co.	373,880	29,577,647

Containers & Packaging—0.4%
Crown Holdings, Inc. (b)	265,275	14,046,311

Diversified Telecommunication Services—1.1%
Verizon Communications, Inc.	702,948	$34,268,715

Electric Utilities—1.4%
Duke Energy Corp.	404,806	33,198,140
Xcel Energy, Inc. (a)	221,543	9,847,586

		43,045,726

Electrical Equipment—0.9%
Eaton Corp. plc (a)	383,358	28,425,996

Energy Equipment & Services—1.3%
Schlumberger, Ltd.	524,545	40,966,965

Equity Real Estate Investment Trusts—0.3%
Public Storage	43,033	9,420,354

Food & Staples Retailing—1.6%
CVS Health Corp.	636,165	49,938,952

Food Products—4.2%
Archer-Daniels-Midland Co.	355,712	16,376,980
Danone S.A.	194,553	13,239,365
General Mills, Inc.	477,744	28,191,673
J.M. Smucker Co. (The) (a)	110,734	14,515,013
Mead Johnson Nutrition Co.	107,372	9,564,698
Nestle S.A.	654,470	50,206,389

		132,094,118

Health Care Equipment & Supplies—5.0%
Abbott Laboratories	1,067,258	47,396,928
Danaher Corp.	412,465	35,278,131
Medtronic plc	932,864	75,151,524

		157,826,583

Health Care Providers & Services—1.9%
Cigna Corp.	112,313	16,452,731
Express Scripts Holding Co. (b)	251,301	16,563,249
McKesson Corp.	141,569	20,989,020
UnitedHealth Group, Inc.	27,352	4,486,002

		58,491,002

Household Durables—0.2%
Newell Brands, Inc. (a)	110,035	5,190,351

Household Products—0.4%
Procter & Gamble Co. (The)	134,984	12,128,312

Industrial Conglomerates—4.0%
3M Co. (a)	342,298	65,491,876
Honeywell International, Inc.	474,224	59,216,351

		124,708,227

Insurance—7.4%
Aon plc (a)	437,757	51,957,378
Chubb, Ltd.	513,459	69,958,789

BHFTII-242

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Prudential Financial, Inc. (a)	339,962	$36,267,146
Travelers Cos., Inc. (The)	618,499	74,553,870

		232,737,183

IT Services—5.3%
Accenture plc - Class A (a)	660,822	79,219,341
Amdocs, Ltd.	125,637	7,662,601
Cognizant Technology Solutions Corp. - Class A (b)	199,660	11,883,763
Fidelity National Information Services, Inc.	371,459	29,575,566
Fiserv, Inc. (b)	126,892	14,631,916
International Business Machines Corp. (a)	129,100	22,481,474

		165,454,661

Life Sciences Tools & Services—1.1%
Thermo Fisher Scientific, Inc. (a)	231,648	35,581,133

Machinery—2.0%
Illinois Tool Works, Inc. (a)	223,080	29,551,408
Ingersoll-Rand plc	215,438	17,519,418
Stanley Black & Decker, Inc. (a)	130,666	17,361,591

		64,432,417

Media—4.4%
Comcast Corp. - Class A	1,103,242	41,470,867
Interpublic Group of Cos., Inc. (The) (a)	663,017	16,290,327
Omnicom Group, Inc. (a)	515,175	44,413,237
Time Warner, Inc.	276,441	27,011,050
Walt Disney Co. (The)	71,361	8,091,624

		137,277,105

Multiline Retail—0.4%
Target Corp. (a)	205,856	11,361,193

Oil, Gas & Consumable Fuels—3.5%
Chevron Corp. (a)	251,141	26,965,009
EOG Resources, Inc.	308,416	30,085,981
Exxon Mobil Corp.	364,175	29,865,992
Occidental Petroleum Corp. (a)	365,206	23,139,452

		110,056,434

Personal Products—0.4%
Coty, Inc. - Class A (a)	690,876	12,525,582

Pharmaceuticals—7.2%
Johnson & Johnson	886,088	110,362,260
Merck & Co., Inc.	479,610	30,474,419
Novartis AG	92,650	6,878,521
Pfizer, Inc. (a)	2,045,604	69,980,113
Roche Holding AG	26,577	6,779,936

		224,475,249

Security Description	Shares/ Principal Amount*	Value

Professional Services—0.5%
Equifax, Inc. (a)	107,207	$14,659,485

Road & Rail—1.3%
Canadian National Railway Co.	238,144	17,605,986
Union Pacific Corp.	216,594	22,941,636

		40,547,622

Semiconductors & Semiconductor Equipment—1.5%
Texas Instruments, Inc. (a)	571,059	46,004,513

Software—0.5%
Oracle Corp.	384,434	17,149,601

Specialty Retail—0.3%
Advance Auto Parts, Inc. (a)	58,526	8,677,065

Textiles, Apparel & Luxury Goods—0.4%
Hanesbrands, Inc. (a)	604,958	12,558,928

Tobacco—4.5%
Altria Group, Inc.	305,764	21,837,665
Philip Morris International, Inc. (a)	1,063,197	120,034,941

		141,872,606

Total Common Stocks (Cost $2,240,030,940)		3,097,221,488

Short-Term Investments—0.8%

Discount Note—0.5%
Federal Home Loan Bank 0.228%, 04/03/17 (c)	15,214,000	15,213,715

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $10,722,258 on 04/03/17, collateralized by $10,210,000 U.S. Treasury Note at 3.500% due 05/15/20 with a value of $10,936,809.	10,722,178	10,722,178

Total Short-Term Investments (Cost $25,935,893)		25,935,893

Securities Lending Reinvestments (d)—7.0%

Certificates of Deposit—4.5%
ABN AMRO Bank NV Zero Coupon, 05/05/17	2,991,345	2,997,540
Zero Coupon, 06/23/17	4,980,501	4,987,700
Banco Del Estado De Chile New York 1.426%, 06/21/17 (e)	3,000,000	3,001,626

BHFTII-243

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Bank of Montreal Chicago 1.081%, 09/06/17 (e)	6,000,000	$6,006,124
Bank of Nova Scotia Houston 1.355%, 11/03/17 (e)	5,000,000	5,005,492
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (e)	9,000,000	9,004,347
1.510%, 08/18/17	3,290,175	3,262,051
BNP Paribas New York 1.384%, 08/04/17 (e)	3,500,000	3,502,667
Canadian Imperial Bank 1.392%, 10/27/17 (e)	1,000,000	1,001,203
Chiba Bank, Ltd., New York 1.100%, 04/03/17	5,500,000	5,500,028
Credit Suisse AG New York 1.676%, 04/24/17 (e)	3,500,000	3,500,826
Danske Bank A/S London Zero Coupon, 05/12/17	3,988,422	3,995,880
DNB NOR Bank ASA 1.279%, 07/28/17 (e)	1,200,000	1,200,530
KBC Bank NV 1.120%, 05/08/17	250,000	250,038
1.150%, 04/27/17	7,000,000	6,995,870
Mitsubishi UFJ Trust and Banking Corp. 1.134%, 09/01/17 (e)	300,000	299,982
Mizuho Bank, Ltd., New York 1.543%, 05/17/17	10,000,000	10,002,970
1.582%, 04/26/17 (e)	3,000,000	3,000,498
National Australia Bank London 1.199%, 05/02/17 (e)	2,000,000	2,000,701
1.338%, 11/09/17 (e)	6,000,000	5,990,220
Oversea-Chinese Banking Corp., Ltd. 1.000%, 06/01/17	7,000,000	6,999,769
Royal Bank of Canada New York 1.298%, 03/20/18 (e)	10,900,000	10,899,967
Sumitomo Bank New York 1.410%, 05/05/17 (e)	2,500,000	2,500,487
1.578%, 06/19/17 (e)	2,000,000	2,001,352
Sumitomo Mitsui Banking Corp. 1.480%, 08/09/17	2,422,160	2,401,387
Sumitomo Mitsui Banking Corp., New York 1.284%, 08/01/17 (e)	3,000,000	3,001,605
Sumitomo Mitsui Trust Bank, Ltd., London 1.444%, 05/08/17 (e)	3,500,000	3,502,379
Sumitomo Mitsui Trust Bank, Ltd., New York 1.308%, 08/16/17 (e)	5,000,000	5,002,355
1.572%, 04/26/17 (e)	4,000,000	4,001,324
Svenska Handelsbanken New York 1.508%, 05/18/17 (e)	1,500,000	1,500,776
Toronto Dominion Bank New York 1.221%, 03/13/18 (e)	8,500,000	8,497,005
UBS, Stamford 1.301%, 05/12/17 (e)	4,700,000	4,701,156
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (e)	1,750,000	1,752,861
1.452%, 04/26/17 (e)	1,200,000	1,200,319

		139,469,035

Commercial Paper—1.6%
Commonwealth Bank Australia 1.174%, 03/01/18	7,000,000	7,002,856
DCAT LLC 1.200%, 04/11/17	1,848,027	1,849,489
Den Norske ASA 1.432%, 04/27/17 (e)	1,200,000	1,200,259
Erste Abwicklungsanstalt 1.098%, 07/18/17 (e)	11,600,000	11,598,979
HSBC plc 1.442%, 04/25/17 (e)	4,750,000	4,750,855
Kells Funding LLC 1.100%, 06/05/17	1,494,225	1,496,770
LMA S.A. & LMA Americas 1.090%, 05/10/17	997,033	998,781
Manhattan Asset Funding Co. 1.184%, 09/07/17 (e)	3,500,000	3,500,287
Ridgefield Funding Co. LLC 1.184%, 09/07/17 (e)	4,300,000	4,299,493
1.300%, 06/12/17	1,492,471	1,496,459
Versailles CDS LLC 1.050%, 06/05/17	7,977,367	7,982,920
Westpac Banking Corp. 1.380%, 10/20/17 (e)	3,250,000	3,255,890

		49,433,038

Repurchase Agreements—0.5%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $1,118,980 on 04/03/17, collateralized by $1,609,388 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $1,141,287.	1,118,908	1,118,908
Citigroup Global Markets, Ltd. Repurchase Agreement dated 01/25/17 at 1.460% to be repurchased at $3,220,635 on 07/03/17, collateralized by various Common Stock with a value of $3,520,000.	3,200,000	3,200,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $16,588 on 04/03/17, collateralized by $16,782 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $16,919.	16,587	16,587
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $2,000,217 on 04/03/17, collateralized by $308,996 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $2,195,973.	2,000,000	2,000,000

BHFTII-244

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $7,543,200 on 06/02/17, collateralized by various Common Stock with a value of $8,250,000.	7,500,000	$7,500,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $2,019,583 on 07/03/17, collateralized by various Common Stock with a value of $2,200,000.	2,000,000	2,000,000

		15,835,495

Time Deposits—0.4%
Nordea Bank New York 0.810%, 04/03/17	2,000,000	2,000,000
OP Corporate Bank plc 1.200%, 04/10/17	3,000,000	3,000,000
Shinkin Central Bank 1.350%, 04/21/17	2,500,000	2,500,000
1.440%, 04/26/17	3,500,000	3,500,000
1.440%, 04/27/17	300,000	300,000
Svenska 0.800%, 04/03/17	2,000,000	2,000,000

		13,300,000

Total Securities Lending Reinvestments (Cost $218,002,127)		218,037,568

Total Investments—106.6% (Cost $2,483,968,960) (f)		3,341,194,949
Other assets and liabilities (net)—(6.6)%		(207,651,066)

Net Assets—100.0%		$3,133,543,883

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $208,798,252 and the collateral received consisted of cash in the amount of $218,017,221. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(f)	As of March 31, 2017, the aggregate cost of investments was $2,483,968,960. The aggregate unrealized appreciation and depreciation of investments were $886,483,513 and $(29,257,524), respectively, resulting in net unrealized appreciation of $857,225,989.

BHFTII-245

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$106,306,078	$—	$—	$106,306,078
Air Freight & Logistics	45,774,395	—	—	45,774,395
Auto Components	31,117,193	—	—	31,117,193
Automobiles	9,365,763	—	—	9,365,763
Banks	419,573,325	—	—	419,573,325
Beverages	18,417,190	32,437,028	—	50,854,218
Building Products	63,615,563	—	—	63,615,563
Capital Markets	244,803,366	—	—	244,803,366
Chemicals	110,311,551	—	—	110,311,551
Consumer Finance	29,577,647	—	—	29,577,647
Containers & Packaging	14,046,311	—	—	14,046,311
Diversified Telecommunication Services	34,268,715	—	—	34,268,715
Electric Utilities	43,045,726	—	—	43,045,726
Electrical Equipment	28,425,996	—	—	28,425,996
Energy Equipment & Services	40,966,965	—	—	40,966,965
Equity Real Estate Investment Trusts	9,420,354	—	—	9,420,354
Food & Staples Retailing	49,938,952	—	—	49,938,952
Food Products	68,648,364	63,445,754	—	132,094,118
Health Care Equipment & Supplies	157,826,583	—	—	157,826,583
Health Care Providers & Services	58,491,002	—	—	58,491,002
Household Durables	5,190,351	—	—	5,190,351
Household Products	12,128,312	—	—	12,128,312
Industrial Conglomerates	124,708,227	—	—	124,708,227
Insurance	232,737,183	—	—	232,737,183
IT Services	165,454,661	—	—	165,454,661
Life Sciences Tools & Services	35,581,133	—	—	35,581,133
Machinery	64,432,417	—	—	64,432,417
Media	137,277,105	—	—	137,277,105
Multiline Retail	11,361,193	—	—	11,361,193
Oil, Gas & Consumable Fuels	110,056,434	—	—	110,056,434
Personal Products	12,525,582	—	—	12,525,582
Pharmaceuticals	210,816,792	13,658,457	—	224,475,249
Professional Services	14,659,485	—	—	14,659,485
Road & Rail	40,547,622	—	—	40,547,622
Semiconductors & Semiconductor Equipment	46,004,513	—	—	46,004,513
Software	17,149,601	—	—	17,149,601

BHFTII-246

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Specialty Retail	$8,677,065	$—	$—	$8,677,065
Textiles, Apparel & Luxury Goods	12,558,928	—	—	12,558,928
Tobacco	141,872,606	—	—	141,872,606
Total Common Stocks	2,987,680,249	109,541,239	—	3,097,221,488
Total Short-Term Investments*	—	25,935,893	—	25,935,893
Total Securities Lending Reinvestments*	—	218,037,568	—	218,037,568
Total Investments	$2,987,680,249	$353,514,700	$—	$3,341,194,949

Collateral for Securities Loaned (Liability)	$—	$(218,017,221)	$—	$(218,017,221)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-247

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—98.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
Astronics Corp. (a)	135,457	$4,298,051

Air Freight & Logistics—0.6%
Forward Air Corp.	141,936	6,751,896

Airlines—0.6%
Allegiant Travel Co.	48,400	7,756,100

Auto Components—1.6%
Gentex Corp.	245,980	5,246,753
LCI Industries	132,650	13,238,470

		18,485,223

Automobiles—0.5%
Thor Industries, Inc.	56,940	5,473,642

Banks—13.5%
Bank of Hawaii Corp.	242,775	19,994,949
Bank of the Ozarks, Inc.	345,801	17,985,110
BankUnited, Inc.	334,050	12,463,405
BOK Financial Corp.	153,932	12,048,258
Columbia Banking System, Inc.	94,410	3,681,046
Community Bank System, Inc.	181,907	10,001,247
Cullen/Frost Bankers, Inc.	194,448	17,300,039
CVB Financial Corp.	664,955	14,688,856
First Financial Bankshares, Inc.	332,390	13,328,839
First Hawaiian, Inc.	93,890	2,809,189
FNB Corp.	746,798	11,104,886
Glacier Bancorp, Inc.	87,395	2,965,312
LegacyTexas Financial Group, Inc.	270,150	10,778,985
PacWest Bancorp	212,278	11,305,926

		160,456,047

Beverages—0.4%
MGP Ingredients, Inc.	83,395	4,522,511

Building Products—1.8%
A.O. Smith Corp.	196,410	10,048,336
AAON, Inc.	264,932	9,365,346
Patrick Industries, Inc. (a)	36,660	2,599,194

		22,012,876

Capital Markets—2.7%
Artisan Partners Asset Management, Inc. - Class A	165,325	4,562,970
FactSet Research Systems, Inc.	56,255	9,277,012
Houlihan Lokey, Inc.	42,810	1,474,805
MarketAxess Holdings, Inc.	80,335	15,062,009
OM Asset Management plc	148,300	2,242,296

		32,619,092

Chemicals—3.7%
Balchem Corp.	148,858	12,268,876
Chase Corp.	8,340	795,636
NewMarket Corp.	7,007	3,175,783
Quaker Chemical Corp.	46,950	6,181,437

Chemicals—(Continued)
Sensient Technologies Corp.	271,075	21,485,404

		43,907,136

Commercial Services & Supplies—4.2%
Healthcare Services Group, Inc.	314,694	13,560,164
Ritchie Bros. Auctioneers, Inc.	306,375	10,079,738
Rollins, Inc.	491,925	18,265,175
UniFirst Corp.	54,740	7,742,973

		49,648,050

Communications Equipment—1.5%
NetScout Systems, Inc. (a)	471,635	17,898,548

Construction & Engineering—1.0%
Valmont Industries, Inc.	75,135	11,683,492

Construction Materials—1.5%
Eagle Materials, Inc.	184,080	17,881,531

Containers & Packaging—1.2%
AptarGroup, Inc.	189,379	14,580,289

Distributors—2.2%
Pool Corp.	223,370	26,654,742

Diversified Consumer Services—0.1%
Bright Horizons Family Solutions, Inc. (a)	21,240	1,539,688

Electrical Equipment—0.7%
AZZ, Inc.	134,495	8,002,452

Electronic Equipment, Instruments & Components—4.3%
Cognex Corp.	149,870	12,581,586
Littelfuse, Inc.	117,345	18,764,639
Rogers Corp. (a)	120,180	10,319,857
Zebra Technologies Corp. - Class A (a)	104,912	9,573,220

		51,239,302

Energy Equipment & Services—0.9%
Dril-Quip, Inc. (a)	29,115	1,588,223
Natural Gas Services Group, Inc. (a)	87,331	2,274,973
Pason Systems, Inc.	471,000	6,735,300

		10,598,496

Food Products—3.1%
Blue Buffalo Pet Products, Inc. (a)	347,495	7,992,385
Cal-Maine Foods, Inc.	137,710	5,067,728
Calavo Growers, Inc.	123,250	7,468,950
J&J Snack Foods Corp.	62,289	8,443,897
Lancaster Colony Corp.	56,940	7,336,149

		36,309,109

Health Care Equipment & Supplies—6.5%
Abaxis, Inc.	60,759	2,946,812
Atrion Corp.	6,800	3,183,760

BHFTII-248

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Cantel Medical Corp.	99,102	$7,938,070
DENTSPLY SIRONA, Inc.	187,385	11,700,319
Haemonetics Corp. (a)	127,356	5,166,833
IDEXX Laboratories, Inc. (a)	126,530	19,562,803
Neogen Corp. (a)	41,900	2,746,545
West Pharmaceutical Services, Inc.	299,951	24,479,001

		77,724,143

Health Care Providers & Services—3.0%
Chemed Corp.	84,195	15,381,585
Henry Schein, Inc. (a)	71,680	12,183,450
Surgery Partners, Inc. (a)	127,750	2,491,125
U.S. Physical Therapy, Inc.	88,095	5,752,603

		35,808,763

Hotels, Restaurants & Leisure—3.0%
Cheesecake Factory, Inc. (The)	167,855	10,635,293
Cracker Barrel Old Country Store, Inc.	56,795	9,044,604
Papa John’s International, Inc.	88,780	7,105,951
Texas Roadhouse, Inc.	197,525	8,795,788

		35,581,636

Household Products—2.8%
Church & Dwight Co., Inc.	413,350	20,613,765
Energizer Holdings, Inc.	156,755	8,739,091
WD-40 Co.	36,475	3,973,951

		33,326,807

Industrial Conglomerates—0.4%
Raven Industries, Inc.	146,209	4,247,371

Insurance—1.5%
AMERISAFE, Inc.	79,825	5,180,643
RLI Corp.	208,460	12,511,769

		17,692,412

IT Services—1.2%
Jack Henry & Associates, Inc.	152,410	14,189,371

Life Sciences Tools & Services—2.4%
Bio-Techne Corp.	151,240	15,373,546
ICON plc (a)	140,032	11,163,351
PAREXEL International Corp. (a)	30,585	1,930,219

		28,467,116

Machinery—8.7%
Donaldson Co., Inc.	119,105	5,421,660
Franklin Electric Co., Inc.	130,430	5,615,012
Graco, Inc.	70,080	6,597,331
Lindsay Corp.	19,445	1,713,493
Middleby Corp. (The) (a)	113,005	15,419,532
Nordson Corp.	104,022	12,778,062
RBC Bearings, Inc. (a)	160,950	15,626,636
Tennant Co.	91,683	6,660,770

Machinery—(Continued)
Toro Co. (The)	298,270	18,629,944
Wabtec Corp.	193,040	15,057,120

		103,519,560

Marine—0.5%
Kirby Corp. (a)	81,170	5,726,544

Media—2.1%
Gray Television, Inc. (a)	466,685	6,766,933
Nexstar Media Group, Inc.	260,915	18,303,187

		25,070,120

Metals & Mining—0.3%
Compass Minerals International, Inc.	58,470	3,967,190

Oil, Gas & Consumable Fuels—1.4%
Centennial Resource Development, Inc. - Class A (a)	127,365	2,321,864
Diamondback Energy, Inc. (a)	25,985	2,695,034
Matador Resources Co. (a)	193,965	4,614,427
Rice Energy, Inc. (a)	122,665	2,907,161
RSP Permian, Inc. (a)	107,630	4,459,111

		16,997,597

Paper & Forest Products—0.8%
Stella-Jones, Inc.	315,095	9,264,364

Pharmaceuticals—0.8%
Heska Corp. (a)	35,535	3,730,464
Prestige Brands Holdings, Inc. (a)	109,975	6,110,211

		9,840,675

Professional Services—0.9%
Exponent, Inc.	182,786	10,884,906

Real Estate Management & Development—0.3%
FirstService Corp.	59,375	3,580,313

Road & Rail—0.2%
Genesee & Wyoming, Inc. - Class A (a)	29,205	1,981,851

Semiconductors & Semiconductor Equipment—1.9%
MKS Instruments, Inc.	113,405	7,796,594
Power Integrations, Inc.	227,480	14,956,810

		22,753,404

Software—9.4%
Aspen Technology, Inc. (a)	280,935	16,552,690
Blackbaud, Inc.	49,470	3,792,865
Computer Modelling Group, Ltd.	222,105	1,664,011
Constellation Software, Inc.	29,220	14,358,965
Fair Isaac Corp.	157,185	20,269,006
Manhattan Associates, Inc. (a)	357,401	18,602,722
Monotype Imaging Holdings, Inc.	300,758	6,045,236
Nice, Ltd. (ADR)	70,810	4,813,664

BHFTII-249

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Progress Software Corp.	7,820	$227,171
Qualys, Inc. (a)	175,715	6,659,598
Tyler Technologies, Inc. (a)	122,105	18,872,549

		111,858,477

Specialty Retail—2.4%
Asbury Automotive Group, Inc. (a)	93,210	5,601,921
Lithia Motors, Inc. - Class A	117,400	10,055,310
Monro Muffler Brake, Inc.	100,260	5,223,546
Tractor Supply Co.	113,145	7,803,611

		28,684,388

Trading Companies & Distributors—1.4%
Applied Industrial Technologies, Inc.	69,461	4,296,163
Watsco, Inc.	82,795	11,854,588

		16,150,751

Total Common Stocks (Cost $773,399,455)		1,169,636,032

Short-Term Investment—1.6%
Security Description	Principal Amount*	Value

Repurchase Agreement—1.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $18,357,650 on 04/03/17, collateralized by $18,700,000 U.S. Treasury Note at 1.625% due 07/31/20 with a value of $18,729,621.	18,357,512	18,357,512

Total Short-Term Investments (Cost $18,357,512)		18,357,512

Total Investments—100.0% (Cost $791,756,967) (b)		1,187,993,544
Other assets and liabilities (net)— 0.0%		570,336

Net Assets—100.0%		$1,188,563,880

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	As of March 31, 2017, the aggregate cost of investments was $791,756,967. The aggregate unrealized appreciation and depreciation of investments were $411,517,909 and $(15,281,332), respectively, resulting in net unrealized appreciation of $396,236,577.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,169,636,032	$—	$—	$1,169,636,032
Total Short-Term Investment*	—	18,357,512	—	18,357,512
Total Investments	$1,169,636,032	$18,357,512	$—	$1,187,993,544

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-250

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—98.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
Boeing Co. (The)	190,300	$33,656,458

Airlines—0.7%
American Airlines Group, Inc. (a)	403,000	17,046,900

Auto Components—0.7%
Delphi Automotive plc	216,000	17,385,840

Automobiles—2.4%
Ferrari NV	265,379	19,733,582
Tesla, Inc. (a) (b)	129,862	36,140,595

		55,874,177

Banks—1.3%
First Republic Bank (a)	138,843	13,024,862
JPMorgan Chase & Co.	209,600	18,411,264

		31,436,126

Biotechnology—3.7%
Alexion Pharmaceuticals, Inc. (b)	217,051	26,315,263
Biogen, Inc. (b)	82,766	22,629,880
Celgene Corp. (b)	112,434	13,990,163
Vertex Pharmaceuticals, Inc. (b)	223,573	24,447,707

		87,383,013

Building Products—0.1%
Fortune Brands Home & Security, Inc.	23,076	1,404,175

Capital Markets—4.3%
Charles Schwab Corp. (The)	425,500	17,364,655
Intercontinental Exchange, Inc.	441,840	26,452,961
Morgan Stanley	653,600	28,000,224
State Street Corp.	195,500	15,563,755
TD Ameritrade Holding Corp.	336,923	13,092,828

		100,474,423

Chemicals—0.2%
Ashland Global Holdings, Inc. (a)	44,000	5,447,640

Electric Utilities—0.8%
NextEra Energy, Inc.	147,200	18,896,064

Electrical Equipment—0.5%
Acuity Brands, Inc. (a)	54,324	11,082,096

Equity Real Estate Investment Trusts—3.1%
American Tower Corp.	299,500	36,401,230
Crown Castle International Corp.	195,578	18,472,342
Equinix, Inc.	43,964	17,601,867

		72,475,439

Food & Staples Retailing—1.0%
Costco Wholesale Corp.	18,100	3,035,189

Food & Staples Retailing—(Continued)
Walgreens Boots Alliance, Inc.	256,806	$21,327,738

		24,362,927

Food Products—0.6%
Mondelez International, Inc. - Class A	310,600	13,380,648

Health Care Equipment & Supplies—4.2%
Danaher Corp.	388,200	33,202,746
Intuitive Surgical, Inc. (a) (b)	48,500	37,173,795
Stryker Corp.	212,200	27,936,130

		98,312,671

Health Care Providers & Services—5.4%
Aetna, Inc. (a)	114,650	14,623,608
Anthem, Inc.	59,100	9,773,958
Centene Corp. (b)	79,289	5,650,134
Cigna Corp.	125,054	18,319,160
HCA Holdings, Inc. (b)	168,880	15,028,631
Humana, Inc.	127,592	26,301,815
UnitedHealth Group, Inc.	223,700	36,689,037

		126,386,343

Hotels, Restaurants & Leisure—2.7%
Hilton Grand Vacations, Inc. (a) (b)	42,680	1,223,209
Hilton Worldwide Holdings, Inc. (a)	102,366	5,984,316
Marriott International, Inc. - Class A (a)	172,701	16,264,980
MGM Resorts International	361,120	9,894,688
Starbucks Corp.	308,000	17,984,120
Yum! Brands, Inc.	183,200	11,706,480

		63,057,793

Industrial Conglomerates—1.8%
Honeywell International, Inc.	163,700	20,441,219
Roper Technologies, Inc.	110,619	22,841,717

		43,282,936

Internet & Direct Marketing Retail—12.7%
Amazon.com, Inc. (b)	196,505	174,209,542
Ctrip.com International, Ltd. (ADR) (a) (b)	247,800	12,179,370
Netflix, Inc. (b)	22,943	3,391,205
Priceline Group, Inc. (The) (b)	61,040	108,649,369

		298,429,486

Internet Software & Services—14.8%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	315,200	33,988,016
Alphabet, Inc. - Class A (b)	98,770	83,737,206
Alphabet, Inc. - Class C (b)	85,402	70,846,083
Dropbox, Inc. - Class A (b) (c) (d)	214,763	1,750,318
Facebook, Inc. - Class A (b)	733,310	104,166,686
MercadoLibre, Inc.	53,100	11,229,057
Tencent Holdings, Ltd.	1,027,585	29,496,745
VeriSign, Inc. (a) (b)	144,865	12,619,190

		347,833,301

BHFTII-251

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—8.8%
Fidelity National Information Services, Inc.	164,300	$13,081,566
Fiserv, Inc. (b)	169,891	19,590,131
MasterCard, Inc. - Class A	449,300	50,532,771
PayPal Holdings, Inc. (b)	1,082,800	46,582,056
Visa, Inc. - Class A (a)	867,220	77,069,842

		206,856,366

Life Sciences Tools & Services—0.5%
Illumina, Inc. (b)	68,786	11,737,643

Machinery—1.0%
Fortive Corp.	152,250	9,168,495
Illinois Tool Works, Inc.	90,800	12,028,276
Wabtec Corp. (a)	44,119	3,441,282

		24,638,053

Multiline Retail—0.6%
Dollar General Corp.	221,400	15,438,222

Pharmaceuticals—2.1%
Allergan plc	44,983	10,747,339
Bristol-Myers Squibb Co.	101,456	5,517,177
Merck & Co., Inc.	234,400	14,893,776
Zoetis, Inc.	325,900	17,393,283

		48,551,575

Professional Services—1.0%
Equifax, Inc.	112,709	15,411,829
IHS Markit, Ltd. (b)	210,380	8,825,441

		24,237,270

Real Estate Management & Development—0.0%
WeWork Cos., Inc. - Class A (b) (c) (d)	7,199	372,980

Semiconductors & Semiconductor Equipment—1.0%
ASML Holding NV	90,000	11,952,000
NXP Semiconductors NV (b)	110,445	11,431,057

		23,383,057

Software—8.1%
Electronic Arts, Inc. (b)	157,600	14,108,352
Intuit, Inc.	110,700	12,840,093
Microsoft Corp.	1,333,400	87,817,724
Salesforce.com, Inc. (b)	471,160	38,865,988
ServiceNow, Inc. (a) (b)	144,057	12,600,666
Snap, Inc. - Class A (b) (c) (d)	108,803	2,287,926
Snap, Inc. - Class A (b)	239,560	5,397,287
Snap, Inc. - Class B (b) (c) (d)	108,803	2,287,926
Workday, Inc. - Class A (a) (b)	161,200	13,424,736

		189,630,698

Specialty Retail—4.7%
AutoZone, Inc. (a) (b)	32,778	23,700,133
Home Depot, Inc. (The)	153,000	22,464,990
Lowe’s Cos., Inc.	278,200	22,870,822
O’Reilly Automotive, Inc. (b)	55,000	14,841,200
Ross Stores, Inc.	232,700	15,327,949
Tractor Supply Co. (a)	162,391	11,200,107

		110,405,201

Technology Hardware, Storage & Peripherals—5.6%
Apple, Inc.	923,840	132,718,854

Tobacco—1.6%
Philip Morris International, Inc.	334,700	37,787,630

Wireless Telecommunication Services—0.7%
T-Mobile U.S., Inc. (b)	241,600	15,604,944

Total Common Stocks (Cost $1,680,638,830)		2,308,970,949

Convertible Preferred Stocks—1.1%

Internet Software & Services—0.6%
Airbnb, Inc. - Series D (b) (c) (d)	97,047	10,198,669
Airbnb, Inc. - Series E (b) (c) (d)	9,760	1,025,679
Xiaoju Kuaizhi, Inc. - Series A-17 (b) (c) (d)	91,053	3,480,692

		14,705,040

Real Estate Management & Development—0.2%
WeWork Cos., Inc. - Series E (b) (c) (d)	64,744	3,354,387

Software—0.3%
Magic Leap, Inc. - Series C (b) (c) (d)	124,428	2,865,950
UBER Technologies, Inc. - Series G (b) (c) (d)	98,227	4,790,747

		7,656,697

Total Convertible Preferred Stocks (Cost $17,143,016)		25,716,124

Short-Term Investment—1.2%

Mutual Fund—1.2%
T. Rowe Price Government Reserve Fund (e)	28,290,904	28,290,904

Total Short-Term Investments (Cost $28,290,904)		28,290,904

Securities Lending Reinvestments (f)—10.8%

Certificates of Deposit—5.7%
ABN AMRO Bank NV Zero Coupon, 05/05/17	2,492,788	2,497,950
Zero Coupon, 06/23/17	4,980,501	4,987,700

BHFTII-252

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Banco Del Estado De Chile New York 1.426%, 06/21/17 (g)	4,000,000	$4,002,168
Bank of Montreal Chicago 1.081%, 09/06/17 (g)	4,500,000	4,504,593
Bank of Nova Scotia Houston 1.355%, 11/03/17 (g)	3,000,000	3,003,295
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (g)	4,000,000	4,001,932
BNP Paribas New York 1.384%, 08/04/17 (g)	1,000,000	1,000,762
Canadian Imperial Bank 1.392%, 10/27/17 (g)	1,000,000	1,001,203
Credit Suisse AG New York 1.581%, 05/12/17 (g)	2,250,000	2,250,682
1.676%, 04/24/17 (g)	6,000,000	6,001,416
Danske Bank A/S London Zero Coupon, 05/12/17	4,486,975	4,495,365
DNB NOR Bank ASA 1.279%, 07/28/17 (g)	2,300,000	2,301,017
KBC Bank NV 1.150%, 04/27/17	7,000,000	6,995,870
Mitsubishi UFJ Trust and Banking Corp. 1.134%, 09/01/17 (g)	8,000,000	7,999,528
Mizuho Bank, Ltd., New York 1.184%, 09/01/17 (g)	3,100,000	3,099,786
1.339%, 08/02/17 (g)	6,000,000	6,003,456
1.582%, 04/26/17 (g)	4,000,000	4,000,664
National Australia Bank London 1.199%, 05/02/17 (g)	3,750,000	3,751,314
Norinchukin Bank New York 1.451%, 07/12/17 (g)	5,000,000	5,004,425
Oversea-Chinese Banking Corp., Ltd. 1.000%, 06/01/17	8,000,000	7,999,736
Royal Bank of Canada New York 1.298%, 03/20/18 (g)	5,000,000	4,999,985
Sumitomo Mitsui Banking Corp., New York 1.284%, 08/01/17 (g)	10,000,000	10,005,350
Sumitomo Mitsui Trust Bank, Ltd., London 1.444%, 05/08/17 (g)	1,000,000	1,000,680
Sumitomo Mitsui Trust Bank, Ltd., New York 1.308%, 08/16/17 (g)	2,000,000	2,000,942
1.572%, 04/26/17 (g)	6,000,000	6,001,986
Svenska Handelsbanken New York 1.508%, 05/18/17 (g)	4,500,000	4,502,326
Toronto Dominion Bank New York 1.221%, 03/13/18 (g)	8,000,000	7,997,181
1.330%, 01/10/18 (g)	2,000,000	2,000,392
UBS, Stamford 1.301%, 05/12/17 (g)	2,100,000	2,100,517
1.589%, 07/31/17 (g)	3,006,502	3,008,263
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (g)	3,000,000	3,004,905
1.452%, 04/26/17 (g)	2,300,000	2,300,612

		133,826,001

Commercial Paper—3.5%
Barton Capital S.A. 1.110%, 04/21/17	4,985,817	4,996,665
Commonwealth Bank Australia 1.174%, 03/01/18	8,000,000	8,003,264
DCAT LLC 1.200%, 04/11/17	1,498,400	1,499,586
Den Norske ASA 1.432%, 04/27/17 (g)	2,300,000	2,300,497
Erste Abwicklungsanstalt 1.098%, 07/18/17 (g)	12,200,000	12,198,926
HSBC plc 1.442%, 04/25/17 (g)	5,500,000	5,500,990
Kells Funding LLC 1.100%, 06/05/17	3,088,065	3,093,325
LMA S.A. & LMA Americas 1.090%, 05/10/17	3,988,131	3,995,124
Macquarie Bank, Ltd. 1.120%, 04/20/17	3,988,800	3,997,404
Manhattan Asset Funding Co. 1.184%, 09/07/17 (g)	2,250,000	2,250,185
National Australia Bank, Ltd. 1.440%, 12/06/17 (g)	3,750,000	3,755,602
Ridgefield Funding Co. LLC 1.184%, 09/07/17 (g)	4,000,000	3,999,528
1.300%, 06/12/17	746,235	748,229
Sheffield Receivables Co. 1.170%, 04/07/17	1,994,085	1,999,524
Starbird Funding Corp. 1.441%, 06/13/17 (g)	6,500,000	6,502,294
Versailles CDS LLC 1.050%, 06/05/17	13,960,392	13,970,110
Westpac Banking Corp. 1.380%, 10/20/17 (g)	3,700,000	3,706,706

		82,517,959

Repurchase Agreements—0.9%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 01/25/17 at 1.460% to be repurchased at $1,509,673 on 07/03/17, collateralized by various Common Stock with a value of $1,650,000.	1,500,000	1,500,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $2,355 on 04/03/17, collateralized by $2,383 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $2,402.	2,355	2,355

BHFTII-253

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $1,000,108 on 04/03/17, collateralized by $154,498 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $1,097,987.	1,000,000	$1,000,000
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $6,003,900 on 04/03/17, collateralized by $926,989 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $6,587,919.	6,000,000	6,000,000
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $5,000,542 on 04/03/17, collateralized by $772,491 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $5,489,933.	5,000,000	5,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $201,152 on 06/02/17, collateralized by various Common Stock with a value of $220,000.	200,000	200,000
Goldman Sachs & Co. Repurchase Agreement dated 03/31/17 at 0.790% to be repurchased at $1,180,599 on 04/03/17, collateralized by $5,912,790 U.S. Government Agency Obligations with rates ranging from 2.000% - 10.500%, maturity dates ranging from 06/20/17 - 03/20/47, with a value of $1,204,131.	1,180,521	1,180,521
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $3,534,271 on 07/03/17, collateralized by various Common Stock with a value of $3,850,000.	3,500,000	3,500,000
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $4,000,310 on 04/03/17, collateralized by $11,973,898 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $4,080,000.	4,000,000	4,000,000

		22,382,876

Time Deposits—0.7%
OP Corporate Bank plc 1.180%, 04/24/17	5,000,000	5,000,000
1.200%, 04/10/17	3,000,000	3,000,000

Time Deposits—(Continued)
Shinkin Central Bank 1.350%, 04/21/17	1,150,000	1,150,000
1.440%, 04/26/17	5,500,000	5,500,000
1.440%, 04/27/17	700,000	700,000
Skandanaviska Enskilda Banken 0.810%, 04/03/17	1,000,000	1,000,000

		16,350,000

Total Securities Lending Reinvestments (Cost $255,021,691)		255,076,836

Total Investments—111.2% (Cost $1,981,094,441) (h)		2,618,054,813
Other assets and liabilities (net)—(11.2)%		(264,363,793)

Net Assets—100.0%		$2,353,691,020

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $249,050,159 and the collateral received consisted of cash in the amount of $254,949,568. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent 1.4% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2017, the market value of restricted securities was $32,415,274, which is 1.4% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Affiliated Issuer.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(h)	As of March 31, 2017, the aggregate cost of investments was $1,981,094,441. The aggregate unrealized appreciation and depreciation of investments were $650,452,532 and $(13,492,160), respectively, resulting in net unrealized appreciation of $636,960,372.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

BHFTII-254

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Airbnb, Inc. - Series D	04/16/14	97,047	$3,951,078	$10,198,669
Airbnb, Inc. - Series E	07/14/15	9,760	908,601	1,025,679
Dropbox, Inc. - Class A	11/07/14	214,763	4,102,231	1,750,318
Magic Leap, Inc. - Series C	01/20/16	124,428	2,865,950	2,865,950
Snap, Inc. - Class A	01/19/17	108,803	1,671,214	2,287,926
Snap, Inc. - Class B	01/19/17	108,803	1,671,214	2,287,926
UBER Technologies, Inc. - Series G	12/03/15	98,227	4,790,747	4,790,747
WeWork Cos., Inc. - Class A	06/23/15	7,199	236,772	372,980
WeWork Cos., Inc. - Series E	06/23/15	64,744	2,129,402	3,354,387
Xiaoju Kuaizhi, Inc. - Series A-17	10/19/15	91,053	2,497,238	3,480,692

				$32,415,274

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$33,656,458	$—	$—	$33,656,458
Airlines	17,046,900	—	—	17,046,900
Auto Components	17,385,840	—	—	17,385,840
Automobiles	55,874,177	—	—	55,874,177
Banks	31,436,126	—	—	31,436,126
Biotechnology	87,383,013	—	—	87,383,013
Building Products	1,404,175	—	—	1,404,175
Capital Markets	100,474,423	—	—	100,474,423
Chemicals	5,447,640	—	—	5,447,640
Electric Utilities	18,896,064	—	—	18,896,064
Electrical Equipment	11,082,096	—	—	11,082,096
Equity Real Estate Investment Trusts	72,475,439	—	—	72,475,439
Food & Staples Retailing	24,362,927	—	—	24,362,927
Food Products	13,380,648	—	—	13,380,648
Health Care Equipment & Supplies	98,312,671	—	—	98,312,671
Health Care Providers & Services	126,386,343	—	—	126,386,343
Hotels, Restaurants & Leisure	63,057,793	—	—	63,057,793
Industrial Conglomerates	43,282,936	—	—	43,282,936
Internet & Direct Marketing Retail	298,429,486	—	—	298,429,486
Internet Software & Services	316,586,238	29,496,745	1,750,318	347,833,301
IT Services	206,856,366	—	—	206,856,366
Life Sciences Tools & Services	11,737,643	—	—	11,737,643

BHFTII-255

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Machinery	$24,638,053	$—	$—	$24,638,053
Multiline Retail	15,438,222	—	—	15,438,222
Pharmaceuticals	48,551,575	—	—	48,551,575
Professional Services	24,237,270	—	—	24,237,270
Real Estate Management & Development	—	—	372,980	372,980
Semiconductors & Semiconductor Equipment	23,383,057	—	—	23,383,057
Software	185,054,846	4,575,852	—	189,630,698
Specialty Retail	110,405,201	—	—	110,405,201
Technology Hardware, Storage & Peripherals	132,718,854	—	—	132,718,854
Tobacco	37,787,630	—	—	37,787,630
Wireless Telecommunication Services	15,604,944	—	—	15,604,944
Total Common Stocks	2,272,775,054	34,072,597	2,123,298	2,308,970,949
Total Convertible Preferred Stocks*	—	—	25,716,124	25,716,124
Total Short-Term Investment*	28,290,904	—	—	28,290,904
Total Securities Lending Reinvestments*	—	255,076,836	—	255,076,836
Total Investments	$2,301,065,958	$289,149,433	$27,839,422	$2,618,054,813

Collateral for Securities Loaned (Liability)	$—	$(254,949,568)	$—	$(254,949,568)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2016	Change in Unrealized Appreciation/ Depreciation	Transfer Out	Balance as of March 31, 2017	Change in Unrealized Appreciation/ Depreciation from Investments Still Held at March 31, 2017
Common Stock
Internet Software & Services	$2,061,725	$(311,407)	$—	$1,750,318	$(311,407)
Real Estate Management & Development	233,248	139,732		372,980	139,732
Convertible Preferred Stocks
Internet Software & Services	14,705,040	—	—	14,705,040	—
Real Estate Management & Development	2,097,705	1,256,682		3,354,387	1,256,682
Software	10,999,125	—	(3,342,428)	7,656,697	—

Total	$30,096,843	$1,085,007	$(3,342,428)	$27,839,422	$1,085,007

	Fair Value at March 31, 2017	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
Internet Software & Services	$1,750,318	Market Transaction Method	Precedent Transaction	$8.15	$8.15	$8.15	Increase
Real Estate Management & Development	372,980	Market Transaction Method	Precedent Transaction	$51.81	$51.81	$51.81	Increase
Convertible Preferred Stocks
Internet Software & Services	11,224,348	Market Transaction Method	Precedent Transaction	$105.00	$105.00	$105.00	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.50%	17.50%	16.50%	Decrease
			Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	12.8x	12.8x	12.8x	Increase
			Discount for Lack of Marketability	20.00%	20.00%	20.00%	Decrease
	3,480,692	Market Transaction Method	Precedent Transaction	$38.23	$38.23	$38.23	Increase
Real Estate Management & Development	3,354,387	Market Transaction Method	Precedent Transaction	$51.81	$51.81	$51.81	Increase
Software	2,865,950	Market Transaction Method	Precedent Transaction	$23.03	$23.03	$23.03	Increase
	4,790,747	Market Transaction Method	Precedent Transaction	$48.77	$48.77	$48.77	Increase

BHFTII-256

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—99.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.5%
Aerojet Rocketdyne Holdings, Inc. (a)	137,700	$2,988,090
BWX Technologies, Inc.	64,700	3,079,720
Curtiss-Wright Corp.	58,300	5,320,458
Esterline Technologies Corp. (a) (b)	25,300	2,177,065
HEICO Corp. - Class A	122,281	9,171,075
Hexcel Corp. (b)	102,100	5,569,555
Moog, Inc. - Class A (a)	98,500	6,633,975
Teledyne Technologies, Inc. (a)	88,800	11,229,648

		46,169,586

Airlines—0.5%
Allegiant Travel Co. (b)	16,800	2,692,200
Spirit Airlines, Inc. (a)	70,800	3,757,356

		6,449,556

Auto Components—1.2%
Cooper-Standard Holding, Inc. (a)	36,500	4,048,945
Gentherm, Inc. (a)	37,100	1,456,175
LCI Industries (b)	44,000	4,391,200
Tenneco, Inc. (b)	92,900	5,798,818

		15,695,138

Banks—1.9%
Ameris Bancorp	36,900	1,701,090
CenterState Banks, Inc. (b)	211,100	5,467,490
Hilltop Holdings, Inc. (b)	108,100	2,969,507
Signature Bank (a)	41,200	6,113,668
SVB Financial Group (a)	41,700	7,759,953
Texas Capital Bancshares, Inc. (a) (b)	19,600	1,635,620

		25,647,328

Beverages—0.3%
Boston Beer Co., Inc. (The) - Class A (a) (b)	25,887	3,744,554

Biotechnology—6.0%
ACADIA Pharmaceuticals, Inc. (a)	93,500	3,214,530
Acceleron Pharma, Inc. (a) (b)	31,500	833,805
Acorda Therapeutics, Inc. (a) (b)	45,900	963,900
Agios Pharmaceuticals, Inc. (a) (b)	28,000	1,635,200
Alkermes plc (a)	25,200	1,474,200
Alnylam Pharmaceuticals, Inc. (a) (b)	23,600	1,209,500
AMAG Pharmaceuticals, Inc. (a)	49,400	1,113,970
Bellicum Pharmaceuticals, Inc. (a)	26,300	324,542
BioMarin Pharmaceutical, Inc. (a)	9,000	790,020
Bioverativ, Inc. (a)	130,300	7,096,138
Bluebird Bio, Inc. (a) (b)	44,500	4,045,050
Blueprint Medicines Corp. (a)	26,473	1,058,655
Exelixis, Inc. (a)	300,400	6,509,668
Incyte Corp. (a)	33,905	4,532,082
Insmed, Inc. (a) (b)	139,300	2,439,143
Insys Therapeutics, Inc. (a) (b)	16,600	174,466
Ionis Pharmaceuticals, Inc. (a) (b)	47,100	1,893,420
Ironwood Pharmaceuticals, Inc. (a) (b)	132,500	2,260,450
Kite Pharma, Inc. (a) (b)	34,700	2,723,603
Ligand Pharmaceuticals, Inc. (a) (b)	44,900	4,752,216

Biotechnology—(Continued)
Neurocrine Biosciences, Inc. (a) (b)	114,500	4,957,850
Opko Health, Inc. (a) (b)	158,500	1,268,000
Prothena Corp. plc (a) (b)	33,700	1,880,123
Radius Health, Inc. (a)	27,400	1,059,010
Repligen Corp. (a)	64,400	2,266,880
Sage Therapeutics, Inc. (a) (b)	33,200	2,359,524
Seattle Genetics, Inc. (a)	47,200	2,966,992
Spark Therapeutics, Inc. (a)	37,600	2,005,584
TESARO, Inc. (a) (b)	49,500	7,616,565
Ultragenyx Pharmaceutical, Inc. (a) (b)	37,100	2,514,638
United Therapeutics Corp. (a) (b)	16,400	2,220,232

		80,159,956

Building Products—1.4%
AAON, Inc. (b)	111,299	3,934,420
Lennox International, Inc.	52,400	8,766,520
Patrick Industries, Inc. (a) (b)	81,900	5,806,710

		18,507,650

Capital Markets—3.1%
Affiliated Managers Group, Inc.	5,449	893,309
CBOE Holdings, Inc.	109,300	8,860,951
E*Trade Financial Corp. (a)	118,560	4,136,558
FactSet Research Systems, Inc.	28,200	4,650,462
Financial Engines, Inc. (b)	62,500	2,721,875
MarketAxess Holdings, Inc.	66,500	12,468,085
MSCI, Inc.	71,578	6,956,666

		40,687,906

Chemicals—2.8%
AdvanSix, Inc. (a)	68,100	1,860,492
Chase Corp.	27,000	2,575,800
GCP Applied Technologies, Inc. (a)	189,700	6,193,705
Ingevity Corp. (a)	53,500	3,255,475
Innospec, Inc.	54,500	3,528,875
Minerals Technologies, Inc.	65,100	4,986,660
NewMarket Corp. (b)	13,100	5,937,313
PolyOne Corp.	155,100	5,287,359
Stepan Co.	32,800	2,584,968
WR Grace & Co.	22,900	1,596,359

		37,807,006

Commercial Services & Supplies—1.5%
Clean Harbors, Inc. (a) (b)	46,300	2,575,206
Healthcare Services Group, Inc. (b)	111,900	4,821,771
Rollins, Inc. (b)	198,325	7,363,807
U.S. Ecology, Inc. (b)	86,200	4,038,470
West Corp.	59,700	1,457,874

		20,257,128

Communications Equipment—1.1%
ARRIS International plc (a)	192,000	5,078,400
EchoStar Corp. - Class A (a)	40,500	2,306,475
NetScout Systems, Inc. (a)	60,900	2,311,155

BHFTII-257

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Communications Equipment—(Continued)
Plantronics, Inc.	83,500	$4,518,185

		14,214,215

Construction & Engineering—0.2%
Valmont Industries, Inc.	17,300	2,690,150

Consumer Finance—0.2%
PRA Group, Inc. (a) (b)	80,800	2,678,520

Containers & Packaging—1.2%
Berry Plastics Group, Inc. (a)	213,900	10,389,123
Graphic Packaging Holding Co.	405,900	5,223,933

		15,613,056

Distributors—0.8%
Pool Corp.	90,100	10,751,633

Diversified Consumer Services—1.7%
Capella Education Co.	51,800	4,404,295
Service Corp. International	292,700	9,038,576
ServiceMaster Global Holdings, Inc. (a)	170,700	7,126,725
Sotheby’s (a)	51,400	2,337,672

		22,907,268

Electrical Equipment—0.5%
AZZ, Inc. (b)	75,900	4,516,050
Generac Holdings, Inc. (a)	49,800	1,856,544

		6,372,594

Electronic Equipment, Instruments & Components—2.3%
Anixter International, Inc. (a)	36,600	2,902,380
Cognex Corp.	136,700	11,475,965
Coherent, Inc. (a) (b)	58,600	12,050,504
OSI Systems, Inc. (a) (b)	48,300	3,525,417
VeriFone Systems, Inc. (a)	28,100	526,313

		30,480,579

Energy Equipment & Services—0.6%
Core Laboratories NV	6,100	704,672
Dril-Quip, Inc. (a) (b)	42,900	2,340,195
Oceaneering International, Inc. (b)	72,700	1,968,716
Oil States International, Inc. (a) (b)	68,300	2,264,145
Tesco Corp. (a)	26,246	211,280

		7,489,008

Equity Real Estate Investment Trusts—3.8%
CoreSite Realty Corp. (b)	90,000	8,104,500
CubeSmart	153,100	3,974,476
CyrusOne, Inc. (b)	148,900	7,663,883
Empire State Realty Trust, Inc. - Class A (b)	227,900	4,703,856
Equity Lifestyle Properties, Inc.	107,100	8,253,126
FelCor Lodging Trust, Inc. (b)	497,000	3,732,470
First Industrial Realty Trust, Inc.	174,600	4,649,598
Forest City Realty Trust, Inc. - Class A	140,500	3,060,090

Equity Real Estate Investment Trusts—(Continued)
Pebblebrook Hotel Trust (b)	71,600	2,091,436
PS Business Parks, Inc.	35,900	4,119,884

		50,353,319

Food & Staples Retailing—0.8%
Casey’s General Stores, Inc. (b)	91,600	10,282,100

Food Products—2.0%
Cal-Maine Foods, Inc. (b)	57,900	2,130,720
J&J Snack Foods Corp.	63,000	8,540,280
John B Sanfilippo & Son, Inc. (b)	41,000	3,000,790
Post Holdings, Inc. (a)	87,300	7,640,496
TreeHouse Foods, Inc. (a)	56,200	4,757,892

		26,070,178

Health Care Equipment & Supplies—5.8%
Abaxis, Inc. (b)	32,300	1,566,550
Align Technology, Inc. (a)	81,600	9,360,336
Cantel Medical Corp. (b)	74,000	5,927,400
Cooper Cos., Inc. (The)	21,600	4,317,624
DexCom, Inc. (a) (b)	67,200	5,693,856
Glaukos Corp. (a)	28,600	1,467,180
Halyard Health, Inc. (a) (b)	68,600	2,612,974
ICU Medical, Inc. (a) (b)	50,400	7,696,080
IDEXX Laboratories, Inc. (a)	40,400	6,246,244
Inogen, Inc. (a) (b)	68,500	5,312,860
Masimo Corp. (a)	96,900	9,036,894
Natus Medical, Inc. (a) (b)	88,700	3,481,475
NuVasive, Inc. (a) (b)	76,200	5,690,616
Penumbra, Inc. (a)	17,400	1,452,030
West Pharmaceutical Services, Inc.	95,400	7,785,594

		77,647,713

Health Care Providers & Services—2.7%
Centene Corp. (a)	105,887	7,545,508
Chemed Corp. (b)	33,700	6,156,653
Corvel Corp. (a)	54,900	2,388,150
HealthSouth Corp.	83,900	3,591,759
MEDNAX, Inc. (a) (b)	31,900	2,213,222
U.S. Physical Therapy, Inc. (b)	74,200	4,845,260
WellCare Health Plans, Inc. (a)	63,300	8,875,293

		35,615,845

Health Care Technology—0.8%
Omnicell, Inc. (a) (b)	113,100	4,597,515
Veeva Systems, Inc. - Class A (a) (b)	107,000	5,486,960

		10,084,475

Hotels, Restaurants & Leisure—5.6%
Brinker International, Inc. (b)	107,200	4,712,512
Buffalo Wild Wings, Inc. (a) (b)	22,500	3,436,875
Cheesecake Factory, Inc. (The) (b)	53,000	3,358,080
Choice Hotels International, Inc.	44,900	2,810,740
Churchill Downs, Inc.	40,200	6,385,770
Denny’s Corp. (a)	431,500	5,337,655

BHFTII-258

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Domino’s Pizza, Inc. (b)	67,588	$12,456,468
Hilton Grand Vacations, Inc. (a) (b)	89,300	2,559,338
Jack in the Box, Inc.	72,100	7,334,012
Marriott Vacations Worldwide Corp. (b)	37,400	3,737,382
Pinnacle Entertainment, Inc. (a) (b)	158,600	3,095,872
Six Flags Entertainment Corp. (b)	93,600	5,568,264
Vail Resorts, Inc.	72,500	13,912,750

		74,705,718

Household Durables—0.6%
Helen of Troy, Ltd. (a) (b)	81,500	7,677,300

Household Products—0.4%
Spectrum Brands Holdings, Inc. (b)	35,600	4,948,756

Independent Power and Renewable Electricity Producers—0.2%
Ormat Technologies, Inc. (b)	55,500	3,167,940

Insurance—0.2%
Amtrust Financial Services, Inc.	116,356	2,147,932
Heritage Insurance Holdings, Inc. (b)	46,100	588,697

		2,736,629

Internet & Direct Marketing Retail—1.3%
HSN, Inc.	100,100	3,713,710
Liberty Expedia Holdings, Inc. - Class A (a)	93,139	4,235,962
Liberty TripAdvisor Holdings, Inc. - Class A (a)	145,000	2,044,500
Liberty Ventures - Series A (a)	105,259	4,681,920
Shutterfly, Inc. (a)	53,100	2,564,199

		17,240,291

Internet Software & Services—2.2%
CommerceHub, Inc. - Series A (a) (b)	17,880	276,782
CommerceHub, Inc. - Series C (a)	35,760	555,353
CoStar Group, Inc. (a)	16,700	3,460,574
Envestnet, Inc. (a)	72,500	2,341,750
j2 Global, Inc. (b)	55,800	4,682,178
LogMeIn, Inc.	50,200	4,894,500
MercadoLibre, Inc.	15,800	3,341,226
Stamps.com, Inc. (a) (b)	43,300	5,124,555
WebMD Health Corp. (a) (b)	99,600	5,246,928

		29,923,846

IT Services—5.7%
Blackhawk Network Holdings, Inc. (a) (b)	55,100	2,237,060
Booz Allen Hamilton Holding Corp.	180,400	6,384,356
Broadridge Financial Solutions, Inc.	106,800	7,257,060
Cardtronics plc - Class A (a)	123,000	5,750,250
CoreLogic, Inc. (a)	154,700	6,299,384
CSRA, Inc.	135,300	3,962,937
DST Systems, Inc.	56,900	6,970,250
Euronet Worldwide, Inc. (a)	85,200	7,286,304
Gartner, Inc. (a)	54,100	5,842,259
Jack Henry & Associates, Inc.	42,600	3,966,060
MAXIMUS, Inc.	153,700	9,560,140

IT Services—(Continued)
Travelport Worldwide, Ltd.	222,900	2,623,533
WEX, Inc. (a)	73,300	7,586,550

		75,726,143

Leisure Products—0.5%
Brunswick Corp.	110,300	6,750,360

Life Sciences Tools & Services—2.8%
Bio-Rad Laboratories, Inc. - Class A (a)	26,300	5,242,642
Bruker Corp.	121,000	2,822,930
Cambrex Corp. (a)	107,900	5,939,895
Charles River Laboratories International, Inc. (a)	69,500	6,251,525
INC Research Holdings, Inc. - Class A (a)	98,500	4,516,225
PAREXEL International Corp. (a)	68,700	4,335,657
PRA Health Sciences, Inc. (a)	62,800	4,096,444
VWR Corp. (a)	166,000	4,681,200

		37,886,518

Machinery—5.5%
Chart Industries, Inc. (a) (b)	34,700	1,212,418
Graco, Inc. (b)	69,500	6,542,730
Hyster-Yale Materials Handling, Inc.	6,894	388,753
IDEX Corp.	29,000	2,711,790
John Bean Technologies Corp. (b)	121,900	10,721,105
Lincoln Electric Holdings, Inc.	21,600	1,876,176
Lydall, Inc. (a)	101,700	5,451,120
Middleby Corp. (The) (a) (b)	57,100	7,791,295
Nordson Corp. (b)	63,700	7,824,908
Standex International Corp.	26,500	2,653,975
Toro Co. (The)	217,600	13,591,296
Wabtec Corp. (b)	45,300	3,533,400
Welbilt, Inc. (a) (b)	143,000	2,807,090
Woodward, Inc.	88,100	5,983,752

		73,089,808

Marine—0.3%
Kirby Corp. (a)	28,300	1,996,565
Matson, Inc. (b)	79,800	2,534,448

		4,531,013

Media—1.6%
Cable One, Inc.	12,300	7,680,981
Eros International plc (a) (b)	55,200	568,560
Gray Television, Inc. (a)	153,100	2,219,950
Lions Gate Entertainment Corp. - Class B (a) (b)	159,343	3,884,782
Live Nation Entertainment, Inc. (a)	232,800	7,070,136

		21,424,409

Metals & Mining—0.2%
Worthington Industries, Inc.	63,200	2,849,688

Multiline Retail—0.3%
Big Lots, Inc. (b)	88,700	4,317,916

BHFTII-259

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—3.3%
Carrizo Oil & Gas, Inc. (a) (b)	92,500	$2,651,050
Diamondback Energy, Inc. (a) (b)	61,000	6,326,615
Matador Resources Co. (a) (b)	246,200	5,857,098
Parsley Energy, Inc. - Class A (a)	161,900	5,263,369
PDC Energy, Inc. (a)	59,400	3,703,590
Rice Energy, Inc. (a)	102,500	2,429,250
RSP Permian, Inc. (a)	140,700	5,829,201
SM Energy Co.	84,400	2,027,288
World Fuel Services Corp.	122,800	4,451,500
WPX Energy, Inc. (a)	388,800	5,206,032

		43,744,993

Paper & Forest Products—0.2%
KapStone Paper and Packaging Corp.	96,300	2,224,530

Personal Products—0.2%
Nu Skin Enterprises, Inc. - Class A (b)	38,700	2,149,398

Pharmaceuticals—2.7%
Aerie Pharmaceuticals, Inc. (a)	30,500	1,383,175
Akorn, Inc. (a)	140,600	3,385,648
Depomed, Inc. (a) (b)	201,700	2,531,335
Dermira, Inc. (a)	39,000	1,330,290
Innoviva, Inc. (a) (b)	55,600	768,948
Jazz Pharmaceuticals plc (a) (b)	6,900	1,001,397
Mallinckrodt plc (a)	2,776	123,726
Medicines Co. (The) (a) (b)	45,400	2,220,060
Nektar Therapeutics (a)	168,500	3,954,695
Pacira Pharmaceuticals, Inc. (a)	35,400	1,614,240
Phibro Animal Health Corp. - Class A	70,600	1,983,860
Prestige Brands Holdings, Inc. (a)	152,200	8,456,232
Supernus Pharmaceuticals, Inc. (a) (b)	108,400	3,392,920
TherapeuticsMD, Inc. (a) (b)	278,200	2,003,040
Theravance Biopharma, Inc. (a) (b)	64,514	2,375,406

		36,524,972

Professional Services—1.3%
Dun & Bradstreet Corp. (The)	41,800	4,511,892
Exponent, Inc. (b)	94,900	5,651,295
Huron Consulting Group, Inc. (a)	47,800	2,012,380
TransUnion (a)	121,000	4,640,350

		16,815,917

Real Estate Management & Development—0.2%
Kennedy-Wilson Holdings, Inc.	147,243	3,268,795

Road & Rail—0.8%
Landstar System, Inc.	50,400	4,316,760
Old Dominion Freight Line, Inc.	74,850	6,404,914

		10,721,674

Semiconductors & Semiconductor Equipment—3.8%
Advanced Energy Industries, Inc. (a)	65,500	4,490,680
Cabot Microelectronics Corp.	30,500	2,336,605
Cavium, Inc. (a)	83,800	6,005,108

Semiconductors & Semiconductor Equipment—(Continued)
Cirrus Logic, Inc. (a)	128,200	7,780,458
Integrated Device Technology, Inc. (a)	237,100	5,612,157
MaxLinear, Inc. - Class A (a) (b)	235,800	6,614,190
Microsemi Corp. (a)	185,000	9,533,050
Synaptics, Inc. (a)	71,300	3,530,063
Teradyne, Inc.	10,100	314,110
Versum Materials, Inc. (a)	134,500	4,115,700

		50,332,121

Software—7.8%
ACI Worldwide, Inc. (a)	161,300	3,450,207
Aspen Technology, Inc. (a)	112,800	6,646,176
Blackbaud, Inc. (b)	112,900	8,656,043
CommVault Systems, Inc. (a)	71,300	3,622,040
Computer Modelling Group, Ltd.	228,200	1,776,042
Descartes Systems Group, Inc. (The) (a)	164,000	3,755,600
Ellie Mae, Inc. (a)	43,400	4,351,718
Fair Isaac Corp.	70,000	9,026,500
Fortinet, Inc. (a)	99,900	3,831,165
Manhattan Associates, Inc. (a)	148,200	7,713,810
Monotype Imaging Holdings, Inc.	34,505	693,551
Pegasystems, Inc. (b)	133,600	5,858,360
Proofpoint, Inc. (a) (b)	69,300	5,153,148
PTC, Inc. (a) (b)	141,600	7,441,080
SS&C Technologies Holdings, Inc.	211,000	7,469,400
Take-Two Interactive Software, Inc. (a)	144,300	8,552,661
Tyler Technologies, Inc. (a) (b)	59,300	9,165,408
Ultimate Software Group, Inc. (The) (a) (b)	32,500	6,344,325

		103,507,234

Specialty Retail—2.3%
Aaron’s, Inc. (b)	23,300	692,942
Burlington Stores, Inc. (a)	144,200	14,029,218
Children’s Place, Inc. (The) (b)	22,800	2,737,140
Monro Muffler Brake, Inc. (b)	46,800	2,438,280
Murphy USA, Inc. (a) (b)	130,400	9,573,968
Sally Beauty Holdings, Inc. (a)	64,000	1,308,160

		30,779,708

Technology Hardware, Storage & Peripherals—0.6%
Cray, Inc. (a)	68,900	1,508,910
NCR Corp. (a)	134,100	6,125,688

		7,634,598

Textiles, Apparel & Luxury Goods—0.9%
Carter’s, Inc.	74,500	6,690,100
Steven Madden, Ltd. (a)	155,300	5,986,815

		12,676,915

Thrifts & Mortgage Finance—0.5%
MGIC Investment Corp. (a)	342,400	3,468,512
Radian Group, Inc.	218,800	3,929,648

		7,398,160

BHFTII-260

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—0.9%
Beacon Roofing Supply, Inc. (a)	62,100	$3,052,836
Univar, Inc. (a)	157,100	4,816,686
Watsco, Inc.	31,600	4,524,488

		12,394,010

Total Common Stocks (Cost $985,059,624)		1,325,525,821

Rights—0.0%

Biotechnology—0.0%
Dyax Corp., Expires 12/31/19 (a) (c) (d) (Cost $146,631)	132,100	323,645

Short-Term Investment—0.2%

Mutual Fund—0.2%
T. Rowe Price Government Reserve Fund (e)	3,140,446	3,140,446

Total Short-Term Investments (Cost $3,140,446)		3,140,446

Securities Lending Reinvestments (f)—16.6%

Certificates of Deposit—10.6%
ABN AMRO Bank NV Zero Coupon, 05/05/17	2,592,499	2,597,868
Bank of America N.A. 1.271%, 07/11/17 (g)	8,000,000	8,008,466
Canadian Imperial Bank 1.392%, 10/27/17 (g)	2,000,000	2,002,406
1.454%, 05/24/17 (g)	1,000,585	1,000,350
Chiba Bank, Ltd., New York 1.100%, 04/07/17	1,500,000	1,500,016
1.240%, 05/11/17	2,000,000	2,000,532
Cooperative Rabobank UA New York 1.422%, 10/13/17 (g)	2,000,000	2,002,724
Credit Agricole Corporate and Investment Bank 1.491%, 04/12/17 (g)	5,000,000	5,000,565
Credit Industriel et Commercial 1.440%, 04/05/17 (g)	2,000,000	2,000,086
Credit Suisse AG New York 1.511%, 04/03/17 (g)	2,200,000	2,200,035
1.581%, 04/11/17 (g)	3,000,000	3,000,246
1.581%, 05/12/17 (g)	4,500,000	4,501,363
Danske Bank A/S London Zero Coupon, 05/12/17	5,234,805	5,244,593
DNB NOR Bank ASA 1.279%, 07/28/17 (g)	3,000,000	3,001,326
ING Bank NV 1.461%, 04/18/17 (g)	4,500,000	4,501,918
KBC Bank NV 1.120%, 05/08/17	1,250,000	1,250,188
1.150%, 04/18/17	3,000,000	3,000,270
1.150%, 04/27/17	4,000,000	3,997,640
1.170%, 04/06/17	2,500,000	2,500,025

Certificates of Deposit—(Continued)
Mitsubishi UFJ Trust and Banking Corp. 1.581%, 04/11/17 (g)	3,000,000	3,000,366
Mizuho Bank, Ltd., New York 1.339%, 08/02/17 (g)	2,500,000	2,501,440
1.591%, 04/11/17 (g)	3,000,000	3,000,228
1.643%, 04/18/17 (g)	4,200,000	4,200,609
National Australia Bank London 1.199%, 05/02/17 (g)	5,000,000	5,001,752
1.338%, 11/09/17 (g)	3,000,000	2,995,110
Natixis New York 1.241%, 08/03/17 (g)	4,500,000	4,502,898
1.444%, 04/07/17 (g)	2,000,000	2,000,110
Norinchukin Bank New York 1.451%, 07/12/17 (g)	7,500,000	7,506,637
Rabobank London 1.422%, 10/13/17 (g)	2,000,000	2,004,890
Royal Bank of Canada New York 1.340%, 04/04/17 (g)	2,000,000	1,999,950
1.422%, 10/13/17 (g)	3,000,000	3,005,367
Sumitomo Bank New York 1.390%, 06/05/17 (g)	3,000,000	3,001,419
1.410%, 05/05/17 (g)	3,000,000	3,000,585
Sumitomo Mitsui Banking Corp., New York 1.284%, 08/01/17 (g)	600,000	600,321
1.534%, 04/07/17 (g)	2,000,000	2,000,116
1.591%, 04/12/17 (g)	2,000,000	2,000,399
Sumitomo Mitsui Trust Bank, Ltd., New York 1.558%, 04/10/17 (g)	2,500,000	2,500,315
1.572%, 04/26/17 (g)	5,000,000	5,001,655
Svenska Handelsbanken New York 1.508%, 05/18/17 (g)	6,000,000	6,003,102
Toronto Dominion Bank New York 1.330%, 01/10/18 (g)	5,000,000	5,000,980
UBS, Stamford 1.301%, 05/12/17 (g)	2,600,000	2,600,640
1.589%, 07/31/17 (g)	2,104,552	2,105,784
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (g)	2,800,000	2,804,578
1.452%, 04/26/17 (g)	3,000,000	3,000,798

		140,650,666

Commercial Paper—3.4%
Barton Capital S.A. 1.110%, 04/21/17	3,988,653	3,997,332
Commonwealth Bank Australia 1.389%, 10/23/17 (g)	3,000,000	3,003,666
Den Norske ASA 1.432%, 04/27/17 (g)	3,000,000	3,000,648
HSBC plc 1.442%, 04/25/17 (g)	6,500,000	6,501,170
Kells Funding LLC 1.100%, 06/05/17	3,287,295	3,292,894
LMA S.A. & LMA Americas 1.090%, 05/10/17	997,033	998,781
1.120%, 04/13/17	3,490,200	3,498,754

BHFTII-261

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Macquarie Bank, Ltd. 1.120%, 04/20/17	2,991,600	$2,998,053
1.120%, 04/24/17	3,988,800	3,996,980
Sheffield Receivables Co. 1.170%, 04/04/17	4,985,538	4,999,635
Versailles Commercial Paper LLC 1.120%, 04/24/17	3,988,800	3,997,548
Westpac Banking Corp. 1.380%, 10/20/17 (g)	4,300,000	4,307,793

		44,593,254

Repurchase Agreements—1.7%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 01/25/17 at 1.460% to be repurchased at $1,006,448 on 07/03/17, collateralized by various Common Stock with a value of $1,100,000.	1,000,000	1,000,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $2,000,216 on 04/03/17, collateralized by $308,996 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock, with a value of $2,195,974.	2,000,000	2,000,000
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $10,006,500 on 04/03/17, collateralized by $1,544,982 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $10,979,866.	10,000,000	10,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $3,017,280 on 06/02/17, collateralized by various Common Stock with a value of $3,300,000.	3,000,000	3,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/31/17 at 0.790% to be repurchased at $1,383,051 on 04/03/17, collateralized by $6,926,729 U.S. Government Agency Obligations with rates ranging from 2.000% - 10.500%, maturity dates ranging from 06/20/17 - 03/20/47, with a value of $1,410,619.	1,382,960	1,382,960

Repurchase Agreements—(Continued)
Macquarie Bank, Ltd. London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $100,007 on 04/03/17, collateralized by $99,374 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $102,062.	100,000	100,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $4,645,042 on 07/03/17, collateralized by various Common Stock with a value of $5,060,000.	4,600,000	4,600,000

		22,082,960

Time Deposits—0.9%
OP Corporate Bank plc 1.180%, 04/24/17	4,000,000	4,000,000
1.200%, 04/10/17	4,000,000	4,000,000
Shinkin Central Bank 1.440%, 04/26/17	3,600,000	3,600,000
1.440%, 04/27/17	900,000	900,000

		12,500,000

Total Securities Lending Reinvestments (Cost $219,759,437)		219,826,880

Total Investments—116.4% (Cost $1,208,106,138) (h)		1,548,816,792
Other assets and liabilities (net)—(16.4)%		(217,860,374)

Net Assets—100.0%		$1,330,956,418

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $215,319,737 and the collateral received consisted of cash in the amount of $219,683,319. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent less than 0.05% of net assets.
(d)	Illiquid security. As of March 31, 2017, these securities represent 0.0% of net assets.
(e)	Affiliated Issuer.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(h)	As of March 31, 2017, the aggregate cost of investments was $1,208,106,138. The aggregate unrealized appreciation and depreciation of investments were $383,412,746 and $(42,702,092), respectively, resulting in net unrealized appreciation of $340,710,654.

BHFTII-262

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,325,525,821	$—	$—	$1,325,525,821
Total Rights*	—	—	323,645	323,645
Total Short-Term Investment*	3,140,446	—	—	3,140,446
Total Securities Lending Reinvestments*	—	219,826,880	—	219,826,880
Total Investments	$1,328,666,267	$219,826,880	$323,645	$1,548,816,792

Collateral for Securities Loaned (Liability)	$—	$(219,683,319)	$—	$(219,683,319)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2017 is not presented.

BHFTII-263

Brighthouse Funds Trust II

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—95.3% of Net Assets

Security Description	Shares	Value

Chemicals—4.2%
Agrium, Inc. (a)	244,900	$23,400,195
CF Industries Holdings, Inc. (a)	639,900	18,781,065

		42,181,260

Electrical Equipment—0.3%
Sunrun, Inc. (a) (b)	588,200	3,176,280

Energy Equipment & Services—22.5%
Forum Energy Technologies, Inc. (a) (b)	240,200	4,972,140
Halliburton Co.	830,700	40,878,747
Nabors Industries, Ltd. (a)	2,673,700	34,945,259
Patterson-UTI Energy, Inc. (a)	1,506,500	36,562,755
ProPetro Holding Corp. (b)	708,100	9,127,409
Schlumberger, Ltd.	424,000	33,114,400
Superior Energy Services, Inc. (a) (b)	1,140,800	16,267,808
Tenaris S.A. (ADR)	310,000	10,583,400
Vallourec S.A. (a) (b)	1,676,500	11,151,284
Weatherford International plc (a) (b)	3,823,900	25,428,935

		223,032,137

Food Products—0.9%
Tyson Foods, Inc. - Class A	139,100	8,583,861

Metals & Mining—26.1%
Agnico Eagle Mines, Ltd. (U.S. Listed Shares)	543,233	23,054,809
Barrick Gold Corp.	714,200	13,562,658
First Quantum Minerals, Ltd.	3,513,800	37,335,033
Freeport-McMoRan, Inc. (b)	847,900	11,327,944
Glencore plc (b)	13,063,737	51,354,699
Goldcorp, Inc.	832,100	12,140,339
Kinross Gold Corp. (b)	1,791,300	6,287,463
New Gold, Inc. (b)	1,453,500	4,331,430
Newmont Mining Corp.	647,900	21,354,784
Petra Diamonds, Ltd. (b)	4,782,827	7,988,303
Randgold Resources, Ltd. (ADR)	148,400	12,952,352
Steel Dynamics, Inc.	571,100	19,851,436
Teck Resources, Ltd. - Class B	1,722,400	37,720,560

		259,261,810

Mortgage Real Estate Investment Trusts—0.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	128,500	2,595,700

Oil, Gas & Consumable Fuels—37.9%
Callon Petroleum Co. (b)	677,100	8,910,636
Cimarex Energy Co.	263,700	31,509,513
Concho Resources, Inc. (a) (b)	259,650	33,323,481
CONSOL Energy, Inc. (b)	1,229,500	20,631,010
Diamondback Energy, Inc. (a) (b)	359,000	37,233,685
EOG Resources, Inc.	351,100	34,249,805
Golar LNG, Ltd. (a)	302,100	8,437,653
Green Plains, Inc. (a)	455,800	11,281,050
Hess Corp.	372,300	17,948,583
Laredo Petroleum, Inc. (b)	1,723,800	25,167,480
Newfield Exploration Co. (b)	769,800	28,413,318

Security Description	Shares/ Principal Amount*	Value

Oil, Gas & Consumable Fuels—(Continued)
Parsley Energy, Inc. - Class A (b)	1,233,300	$40,094,583
PDC Energy, Inc. (a) (b)	424,000	26,436,400
Pioneer Natural Resources Co.	200,100	37,264,623
RSP Permian, Inc. (b)	234,600	9,719,478
Scorpio Tankers, Inc.	1,144,800	5,082,912

		375,704,210

Paper & Forest Products—2.0%
Louisiana-Pacific Corp. (b)	813,000	20,178,660

Road & Rail—1.1%
Union Pacific Corp.	103,400	10,952,128

Total Common Stocks (Cost $818,664,184)		945,666,046

Short-Term Investment—4.7%

Mutual Fund—4.7%
AIM STIT-STIC Prime Portfolio	46,403,088	46,403,088

Total Short-Term Investments (Cost $46,404,311)		46,403,088

Securities Lending Reinvestments (c)—9.4%

Certificates of Deposit—4.8%
ABN AMRO Bank NV Zero Coupon, 05/05/17	897,404	899,262
Zero Coupon, 06/23/17	1,494,150	1,496,310
Banco Del Estado De Chile New York 1.426%, 06/21/17 (d)	1,500,000	1,500,813
Bank of Montreal Chicago 1.081%, 09/06/17 (d)	1,900,000	1,901,939
Bank of Nova Scotia Houston 1.355%, 11/03/17 (d)	2,000,000	2,002,197
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (d)	2,000,000	2,000,966
1.510%, 08/18/17	1,211,107	1,200,755
Chiba Bank, Ltd., New York 1.100%, 04/03/17	500,000	500,002
1.100%, 04/07/17	3,500,000	3,500,038
Credit Suisse AG New York 1.581%, 05/12/17 (d)	750,000	750,227
1.676%, 04/24/17 (d)	1,500,000	1,500,354
Danske Bank A/S London Zero Coupon, 05/12/17	1,744,935	1,748,198
DNB NOR Bank ASA 1.279%, 07/28/17 (d)	600,000	600,265
KBC Bank NV 1.150%, 04/27/17	1,500,000	1,499,115
Mitsubishi UFJ Trust and Banking Corp. 1.134%, 09/01/17 (d)	1,000,000	999,941
Mizuho Bank, Ltd., New York 1.184%, 09/01/17 (d)	400,000	399,972
1.339%, 08/02/17 (d)	500,000	500,288

BHFTII-264

Brighthouse Funds Trust II

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Mizuho Bank, Ltd., New York 1.543%, 05/17/17	2,000,000	$2,000,594
1.582%, 04/26/17 (d)	1,000,000	1,000,166
National Australia Bank London 1.199%, 05/02/17 (d)	1,000,000	1,000,350
Norinchukin Bank New York 1.451%, 07/12/17 (d)	1,000,000	1,000,885
Oversea-Chinese Banking Corp., Ltd. 1.000%, 06/01/17	2,000,000	1,999,934
Royal Bank of Canada New York 1.298%, 03/20/18 (d)	3,800,000	3,799,989
Sumitomo Bank New York 1.390%, 06/05/17 (d)	2,500,000	2,501,182
1.410%, 05/05/17 (d)	250,000	250,049
Sumitomo Mitsui Banking Corp., New York 1.284%, 08/01/17 (d)	1,000,000	1,000,535
Sumitomo Mitsui Trust Bank, Ltd., London 1.444%, 05/08/17 (d)	1,500,000	1,501,020
Sumitomo Mitsui Trust Bank, Ltd., New York 1.308%, 08/16/17 (d)	1,000,000	1,000,471
1.572%, 04/26/17 (d)	1,000,000	1,000,331
Toronto Dominion Bank New York 1.221%, 03/13/18 (d)	3,000,000	2,998,943
UBS, Stamford 1.301%, 05/12/17 (d)	600,000	600,148
1.589%, 07/31/17 (d)	1,102,384	1,103,030
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (d)	1,250,000	1,252,044
1.452%, 04/26/17 (d)	600,000	600,160

		47,610,473

Commercial Paper—2.7%
Barton Capital S.A. 1.110%, 04/21/17	498,582	499,667
1.160%, 04/07/17	3,788,490	3,799,479
Commonwealth Bank Australia 1.174%, 03/01/18	2,000,000	2,000,816
DCAT LLC 1.200%, 04/11/17	499,467	499,862
Den Norske ASA 1.432%, 04/27/17 (d)	600,000	600,130
Erste Abwicklungsanstalt 1.098%, 07/18/17 (d)	4,000,000	3,999,648
HSBC plc 1.442%, 04/25/17 (d)	2,000,000	2,000,360
Kells Funding LLC 1.100%, 06/05/17	1,095,765	1,097,631
LMA S.A. & LMA Americas 1.120%, 04/13/17	1,994,400	1,999,288
Manhattan Asset Funding Co. 1.184%, 09/07/17 (d)	500,000	500,041
National Australia Bank, Ltd. 1.440%, 12/06/17 (d)	1,500,000	1,502,241
Sheffield Receivables Co. 1.170%, 04/07/17	1,495,564	1,499,643

Commercial Paper—(Continued)
Starbird Funding Corp. 1.441%, 06/13/17 (d)	3,000,000	3,001,059
Versailles CDS LLC 1.050%, 06/05/17	2,492,927	2,494,663
Westpac Banking Corp. 1.380%, 10/20/17 (d)	1,250,000	1,252,265

		26,746,793

Repurchase Agreements—1.5%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/17 at 0.880% to be repurchased at $900,066 on 04/03/17, collateralized by $921,138 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.000%, maturity dates ranging from 03/15/18 - 08/15/25, with a value of $918,000.	900,000	900,000
Repurchase Agreement dated 01/25/17 at 1.460% to be repurchased at $1,006,448 on 07/03/17, collateralized by various Common Stock with a value of $1,100,000.	1,000,000	1,000,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $51,407 on 04/03/17, collateralized by $52,009 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $52,432.	51,403	51,403
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $1,500,162 on 04/03/17, collateralized by $231,747 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $1,646,980.	1,500,000	1,500,000
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $3,001,950 on 04/03/17, collateralized by $463,495 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $3,293,960.	3,000,000	3,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $1,005,760 on 06/02/17, collateralized by various Common Stock with a value of $1,100,000.	1,000,000	1,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/31/17 at 0.790% to be repurchased at $1,653,836 on 04/03/17, collateralized by $8,282,904 U.S. Government Agency Obligations with rates ranging from 2.000% - 10.500%, maturity dates ranging from 06/20/17 - 03/20/47, with a value of $1,686,802.	1,653,727	1,653,727

BHFTII-265

Brighthouse Funds Trust II

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Macquarie Bank, Ltd. London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $1,000,068 on 04/03/17, collateralized by $993,744 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $1,020,616.	1,000,000	$1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $807,833 on 07/03/17, collateralized by various Common Stock with a value of $880,000.	800,000	800,000
Natixis New York Repurchase Agreement dated 03/31/17 at 0.980% to be repurchased at $1,000,082 on 04/03/17, collateralized by $1,170,651 U.S. Government Agency and Treasury Obligations with rates ranging from 1.343% - 6.000% , maturity dates ranging from 06/30/18 - 01/16/58, with a value of $1,020,083.	1,000,000	1,000,000
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $3,000,233 on 04/03/17, collateralized by $8,980,423 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $3,060,000.	3,000,000	3,000,000

		14,905,130

Time Deposits—0.4%
OP Corporate Bank plc 1.180%, 04/24/17	2,500,000	2,500,000
1.200%, 04/10/17	1,000,000	1,000,000

Time Deposits—(Continued)
Shinkin Central Bank 1.440%, 04/26/17	800,000	800,000
1.440%, 04/27/17	200,000	200,000

		4,500,000

Total Securities Lending Reinvestments (Cost $93,741,374)		93,762,396

Total Investments—109.4% (Cost $958,809,869) (e)		1,085,831,530
Other assets and liabilities (net)—(9.4)%		(93,643,998)

Net Assets—100.0%		$992,187,532

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $91,770,792 and the collateral received consisted of cash in the amount of $93,720,305. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	As of March 31, 2017, the aggregate cost of investments was $958,809,869. The aggregate unrealized appreciation and depreciation of investments were $168,681,004 and $(41,659,343), respectively, resulting in net unrealized appreciation of $127,021,661.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

BHFTII-266

Brighthouse Funds Trust II

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Chemicals	$42,181,260	$—	$—	$42,181,260
Electrical Equipment	3,176,280	—	—	3,176,280
Energy Equipment & Services	211,880,853	11,151,284	—	223,032,137
Food Products	8,583,861	—	—	8,583,861
Metals & Mining	199,918,808	59,343,002	—	259,261,810
Mortgage Real Estate Investment Trusts	2,595,700	—	—	2,595,700
Oil, Gas & Consumable Fuels	375,704,210	—	—	375,704,210
Paper & Forest Products	20,178,660	—	—	20,178,660
Road & Rail	10,952,128	—	—	10,952,128
Total Common Stocks	875,171,760	70,494,286	—	945,666,046
Total Short-Term Investment*	46,403,088	—	—	46,403,088
Total Securities Lending Reinvestments*	—	93,762,396	—	93,762,396
Total Investments	$921,574,848	$164,256,682	$—	$1,085,831,530

Collateral for Securities Loaned (Liability)	$—	$(93,720,305)	$—	$(93,720,305)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-267

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—53.5% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.0%
WPP Finance 2010 5.125%, 09/07/42	120,000	$120,436

Aerospace/Defense—0.7%
Arconic, Inc. 5.125%, 10/01/24	2,125,000	2,195,125
Harris Corp. 4.854%, 04/27/35	570,000	608,896
5.054%, 04/27/45	1,089,000	1,191,523
Lockheed Martin Corp. 3.100%, 01/15/23	220,000	223,010
3.550%, 01/15/26 (a)	2,261,000	2,297,954
4.700%, 05/15/46	3,321,000	3,597,154
Northrop Grumman Corp. 3.200%, 02/01/27	14,500,000	14,363,018
Raytheon Co. 3.125%, 10/15/20	30,000	31,002
United Technologies Corp. 4.500%, 06/01/42	290,000	306,926

		24,814,608

Agriculture—0.4%
Alliance One International, Inc. 8.500%, 04/15/21 (144A) (a)	3,870,000	3,966,750
9.875%, 07/15/21 (a)	5,585,000	4,831,025
Altria Group, Inc. 5.375%, 01/31/44	939,000	1,070,989
Reynolds American, Inc. 4.850%, 09/15/23	2,960,000	3,211,730
5.850%, 08/15/45 (a)	1,565,000	1,837,944

		14,918,438

Airlines—0.1%
Air Canada Pass-Through Trust 4.125%, 05/15/25 (144A)	706,957	729,890
American Airlines Group, Inc. 4.625%, 03/01/20 (144A) (a)	1,400,000	1,422,750
Delta Air Lines Pass-Through Trust 4.950%, 05/23/19	290,401	303,106
Hawaiian Airlines Pass-Through Certificates 3.900%, 01/15/26	396,257	401,211
Northwest Airlines Pass-Through Trust 7.575%, 03/01/19	7,891	8,206

		2,865,163

Apparel—0.7%
Hanesbrands, Inc. 4.625%, 05/15/24 (144A) (a)	299,000	294,889
4.875%, 05/15/26 (144A) (a)	23,028,000	22,625,010
William Carter Co. (The) 5.250%, 08/15/21	2,375,000	2,442,450

		25,362,349

Auto Manufacturers—0.4%
Ford Motor Co. 4.750%, 01/15/43	2,070,000	1,944,718
Ford Motor Credit Co. LLC 3.664%, 09/08/24 (a)	720,000	708,092
General Motors Co. 6.600%, 04/01/36	5,134,000	5,902,652
6.750%, 04/01/46	3,000,000	3,516,867
General Motors Financial Co., Inc. 5.250%, 03/01/26	1,660,000	1,783,522

		13,855,851

Auto Parts & Equipment—1.2%
Adient Global Holdings, Ltd. 4.875%, 08/15/26 (144A)	300,000	294,375
Allison Transmission, Inc. 5.000%, 10/01/24 (144A) (a)	5,510,000	5,565,100
American Axle & Manufacturing, Inc. 6.250%, 03/15/21 (a)	2,100,000	2,157,750
6.625%, 10/15/22 (a)	1,590,000	1,637,700
Goodyear Tire & Rubber Co. (The) 5.000%, 05/31/26 (a)	3,630,000	3,720,750
5.125%, 11/15/23 (a)	3,000,000	3,127,500
IHO Verwaltungs GmbH 4.125%, 09/15/21 (144A) (b)	1,840,000	1,849,200
4.750%, 09/15/26 (144A) (b)	3,440,000	3,354,000
Schaeffler Finance B.V. 4.250%, 05/15/21 (144A) (a)	4,000,000	4,055,000
ZF North America Capital, Inc. 4.500%, 04/29/22 (144A) (a)	2,045,000	2,129,356
4.750%, 04/29/25 (144A) (a)	12,834,000	13,283,190

		41,173,921

Banks—10.3%
ABN AMRO Bank NV 4.750%, 07/28/25 (144A)	3,831,000	3,938,666
Bank of America Corp. 3.875%, 08/01/25	1,040,000	1,058,436
4.000%, 01/22/25	17,810,000	17,791,246
4.125%, 01/22/24	880,000	919,193
4.200%, 08/26/24	2,380,000	2,423,594
4.250%, 10/22/26	7,628,000	7,745,631
4.443%, 01/20/48 (c)	1,390,000	1,398,985
6.300%, 03/10/26 (c)	375,000	407,813
6.500%, 10/23/24 (a) (c)	4,835,000	5,276,194
Barclays Bank plc 7.625%, 11/21/22 (a)	16,450,000	17,991,365
10.179%, 06/12/21 (144A)	1,180,000	1,479,767
Barclays plc 4.375%, 01/12/26	1,575,000	1,596,029
BNP Paribas S.A. 4.375%, 05/12/26 (144A) (a)	11,070,000	10,998,931
7.625%, 03/30/21 (144A) (a) (c)	2,850,000	3,028,125
BPCE S.A. 4.875%, 04/01/26 (144A) (a)	12,000,000	12,126,696
5.150%, 07/21/24 (144A)	420,000	431,363

BHFTII-268

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Citigroup, Inc. 4.050%, 07/30/22	2,000,000	$2,082,776
4.400%, 06/10/25	1,470,000	1,497,808
4.450%, 09/29/27	16,094,000	16,287,820
5.350%, 05/15/23 (a) (c)	560,000	560,000
5.900%, 02/15/23 (a) (c)	1,475,000	1,539,531
5.950%, 01/30/23 (c)	3,606,000	3,763,763
5.950%, 05/15/25 (c)	2,790,000	2,905,115
6.300%, 05/15/24 (a) (c)	850,000	886,125
Cooperatieve Rabobank UA 3.750%, 07/21/26 (a)	4,210,000	4,105,975
4.375%, 08/04/25	1,470,000	1,507,783
11.000%, 06/30/19 (144A) (c)	415,000	484,513
Credit Agricole S.A. 7.875%, 01/23/24 (144A) (a) (c)	1,750,000	1,779,313
8.125%, 12/23/25 (144A) (a) (c)	7,050,000	7,508,250
8.375%, 10/13/19 (144A) (c)	640,000	711,200
Credit Suisse Group AG 7.500%, 12/11/23 (144A) (a) (c)	4,365,000	4,729,879
Credit Suisse Group Funding Guernsey, Ltd. 4.875%, 05/15/45	1,560,000	1,587,353
Goldman Sachs Group, Inc. (The) 3.500%, 11/16/26	3,480,000	3,402,107
3.750%, 02/25/26 (a)	1,660,000	1,670,649
4.000%, 03/03/24	3,180,000	3,296,983
4.250%, 10/21/25 (a)	13,890,000	14,158,202
5.150%, 05/22/45	3,184,000	3,345,540
5.250%, 07/27/21	1,330,000	1,458,898
6.750%, 10/01/37	2,000,000	2,467,876
7.500%, 02/15/19	20,000	21,949
HSBC Holdings plc 3.900%, 05/25/26 (a)	14,240,000	14,430,061
4.041%, 03/13/28 (a) (c)	5,210,000	5,266,383
4.250%, 08/18/25	2,253,000	2,268,625
6.375%, 09/17/24 (a) (c)	1,290,000	1,298,063
ICICI Bank, Ltd. 5.750%, 11/16/20	9,290,000	10,179,982
Intesa Sanpaolo S.p.A. 5.710%, 01/15/26 (144A)	9,320,000	9,031,965
6.500%, 02/24/21 (144A)	1,175,000	1,297,927
Itau CorpBanca 3.875%, 09/22/19	6,290,000	6,486,436
Itau Unibanco Holding S.A. 2.850%, 05/26/18	10,770,000	10,823,850
JPMorgan Chase & Co. 3.625%, 05/13/24	690,000	705,660
3.625%, 12/01/27 (a)	6,430,000	6,238,206
3.875%, 09/10/24	5,082,000	5,151,024
4.350%, 08/15/21	10,000	10,702
4.500%, 01/24/22	160,000	172,431
6.750%, 02/01/24 (a) (c)	1,105,000	1,218,263
Lloyds Banking Group plc 4.582%, 12/10/25	3,011,000	3,058,191
4.650%, 03/24/26	7,220,000	7,356,566
7.500%, 06/27/24 (a) (c)	4,580,000	4,843,808

Banks—(Continued)
Macquarie Bank, Ltd. 4.875%, 06/10/25 (144A) (a)	2,100,000	2,192,658
Macquarie Group, Ltd. 6.000%, 01/14/20 (144A)	3,200,000	3,481,571
6.250%, 01/14/21 (144A)	400,000	444,242
Morgan Stanley 4.000%, 07/23/25	1,165,000	1,201,289
4.100%, 05/22/23	2,500,000	2,581,978
4.375%, 01/22/47	800,000	800,579
4.875%, 11/01/22	450,000	486,560
6.625%, 04/01/18	714,000	747,331
Nordea Bank AB 4.250%, 09/21/22 (144A)	3,400,000	3,539,288
Oversea-Chinese Banking Corp., Ltd. 4.250%, 06/19/24	10,230,000	10,516,532
Royal Bank of Scotland Group plc 4.800%, 04/05/26	400,000	409,328
5.125%, 05/28/24	4,530,000	4,580,763
6.000%, 12/19/23	875,000	924,879
6.100%, 06/10/23	780,000	828,899
6.125%, 12/15/22	390,000	412,980
8.625%, 08/15/21 (a) (c)	2,890,000	3,012,825
Royal Bank of Scotland NV 4.650%, 06/04/18	410,000	419,617
Santander Holdings USA, Inc. 4.500%, 07/17/25	890,000	906,459
Santander UK Group Holdings plc 4.750%, 09/15/25 (144A) (a)	12,691,000	12,663,410
7.375%, 06/24/22 (GBP) (c)	2,620,000	3,430,316
Santander UK plc 7.950%, 10/26/29	272,000	333,886
Standard Chartered plc 3.950%, 01/11/23 (144A) (a)	2,425,000	2,426,295
5.700%, 03/26/44 (144A)	9,800,000	10,105,074
UBS AG 7.625%, 08/17/22 (a)	2,850,000	3,295,170
Wachovia Capital Trust III 5.570%, 05/01/17 (a) (c)	1,021,000	1,021,613
Wells Fargo & Co. 4.300%, 07/22/27 (a)	17,670,000	18,361,675
4.750%, 12/07/46	7,170,000	7,325,008
Wells Fargo Capital X 5.950%, 12/15/36	380,000	407,075

		357,066,885

Beverages—0.5%
Anheuser-Busch InBev Finance, Inc. 3.650%, 02/01/26	7,642,000	7,727,590
Anheuser-Busch InBev Worldwide, Inc. 7.750%, 01/15/19	1,254,000	1,379,597
Carolina Beverage Group LLC / Carolina Beverage Group Finance, Inc. 10.625%, 08/01/18 (144A)	370,000	339,475
Constellation Brands, Inc. 4.750%, 12/01/25	140,000	150,806
6.000%, 05/01/22 (a)	2,282,000	2,593,929

BHFTII-269

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—(Continued)
Cott Holdings, Inc. 5.500%, 04/01/25 (144A)	5,530,000	$5,628,434
Dr Pepper Snapple Group, Inc. 3.400%, 11/15/25	64,000	63,672
4.500%, 11/15/45	32,000	31,825

		17,915,328

Biotechnology—0.2%
Celgene Corp. 3.875%, 08/15/25	1,120,000	1,144,756
5.000%, 08/15/45	920,000	962,978
Gilead Sciences, Inc. 2.550%, 09/01/20	1,675,000	1,693,036
3.500%, 02/01/25	1,795,000	1,807,639
4.600%, 09/01/35	1,800,000	1,854,396
4.750%, 03/01/46	125,000	127,499

		7,590,304

Building Materials—0.2%
Hardwoods Acquisition, Inc. 7.500%, 08/01/21 (144A)	1,350,000	1,201,500
NWH Escrow Corp. 7.500%, 08/01/21 (144A)	550,000	486,750
Ply Gem Industries, Inc. 6.500%, 02/01/22	1,540,000	1,596,672
U.S. Concrete, Inc. 6.375%, 06/01/24 (144A)	4,530,000	4,688,550

		7,973,472

Chemicals—0.4%
Eastman Chemical Co. 4.800%, 09/01/42	740,000	758,787
OCP S.A. 5.625%, 04/25/24	9,930,000	10,572,471
Potash Corp. of Saskatchewan, Inc. 4.875%, 03/30/20 (a)	40,000	42,386
Westlake Chemical Corp. 4.625%, 02/15/21 (144A)	1,060,000	1,100,804

		12,474,448

Commercial Services—0.9%
AA Bond Co., Ltd. 5.500%, 07/31/22 (GBP) (a)	2,690,000	3,454,897
ADT Corp. (The) 4.125%, 06/15/23 (a)	4,070,000	3,886,850
Ahern Rentals, Inc. 7.375%, 05/15/23 (144A) (a)	4,870,000	4,188,200
Board of Trustees of The Leland Stanford Junior University (The) 4.750%, 05/01/19	950,000	1,012,962
Ecolab, Inc. 4.350%, 12/08/21	70,000	75,586
Metropolitan Museum of Art (The) 3.400%, 07/01/45	2,025,000	1,859,221

Commercial Services—(Continued)
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/25 (144A)	5,030,000	5,143,175
UBM plc 5.750%, 11/03/20 (144A)	50,000	52,547
United Rentals North America, Inc. 5.500%, 05/15/27	1,190,000	1,201,900
5.875%, 09/15/26 (a)	8,000,000	8,340,000
6.125%, 06/15/23	1,850,000	1,933,250

		31,148,588

Computers—0.4%
Compiler Finance Sub, Inc. 7.000%, 05/01/21 (144A) (d)	70,000	35,000
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 3.480%, 06/01/19 (144A)	1,000,000	1,024,712
4.420%, 06/15/21 (144A)	12,010,000	12,559,397

		13,619,109

Diversified Financial Services—2.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, 10/30/20	1,060,000	1,120,222
4.625%, 07/01/22	600,000	632,908
5.000%, 10/01/21	15,056,000	16,116,454
Ally Financial, Inc. 5.750%, 11/20/25 (a)	5,392,000	5,520,060
8.000%, 11/01/31 (a)	1,025,000	1,217,188
Carlyle Holdings II Finance LLC 5.625%, 03/30/43 (144A)	3,370,000	3,467,427
CIT Group, Inc. 5.000%, 08/15/22	1,482,000	1,551,461
GE Capital International Funding Co. 2.342%, 11/15/20	538,000	540,327
International Lease Finance Corp. 6.250%, 05/15/19	2,470,000	2,661,403
8.250%, 12/15/20	2,613,000	3,083,873
8.625%, 01/15/22	2,500,000	3,059,035
KKR Group Finance Co. II LLC 5.500%, 02/01/43 (144A)	130,000	135,403
Navient Corp. 5.000%, 10/26/20 (a)	5,811,000	5,796,472
5.875%, 10/25/24 (a)	3,150,000	2,938,352
Quicken Loans, Inc. 5.750%, 05/01/25 (144A)	17,600,000	17,292,000
TMX Finance LLC / TitleMax Finance Corp. 8.500%, 09/15/18 (144A) (a)	3,840,000	3,532,800
UBS Group Funding Switzerland AG 4.253%, 03/23/28 (144A)	2,950,000	2,992,271
Visa, Inc. 3.150%, 12/14/25 (a)	1,850,000	1,856,395

		73,514,051

BHFTII-270

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—1.2%
Enel S.p.A. 7.750%, 09/10/75 (GBP) (c)	2,450,000	$3,407,263
Exelon Corp. 3.497%, 06/01/22	5,800,000	5,853,545
FirstEnergy Corp. 4.250%, 03/15/23	1,560,000	1,612,032
7.375%, 11/15/31	3,550,000	4,626,875
Great Plains Energy, Inc. 3.900%, 04/01/27	3,030,000	3,059,497
4.850%, 04/01/47	1,700,000	1,742,787
Mirant Mid Atlantic Pass-Through Trust 10.060%, 12/30/28	5,056,588	4,576,212
NSG Holdings LLC / NSG Holdings, Inc. 7.750%, 12/15/25 (144A) (d)	2,725,307	2,929,705
Pacific Gas & Electric Co. 4.000%, 12/01/46	1,390,000	1,365,314
6.050%, 03/01/34	1,180,000	1,477,260
Panoche Energy Center LLC 6.885%, 07/31/29 (144A)	696,305	720,684
Perusahaan Listrik Negara PT 5.500%, 11/22/21 (a)	9,750,000	10,591,425
Southern California Edison Co. 3.900%, 03/15/43	1,217,000	1,209,052

		43,171,651

Energy-Alternate Sources—0.0%
Alta Wind Holdings LLC 7.000%, 06/30/35 (144A) (d)	1,510,573	1,655,888

Engineering & Construction—0.3%
CRCC Yuxiang, Ltd. 3.500%, 05/16/23	10,520,000	10,619,246
Michael Baker Holdings LLC / Micahel Baker Finance Corp. 8.875%, 04/15/19 (144A) (b)	720,000	705,600

		11,324,846

Entertainment—0.2%
Greektown Holdings LLC / Greektown Mothership Corp. 8.875%, 03/15/19 (144A)	1,150,000	1,203,762
Lions Gate Entertainment Corp. 5.875%, 11/01/24 (144A) (a)	570,000	591,375
Scientific Games International, Inc. 7.000%, 01/01/22 (144A)	810,000	864,675
Vue International Bidco plc 7.875%, 07/15/20 (GBP)	2,510,000	3,255,697

		5,915,509

Environmental Control—0.0%
Waste Management, Inc. 3.500%, 05/15/24	890,000	919,682
4.600%, 03/01/21	180,000	193,862
7.375%, 05/15/29	190,000	247,656

		1,361,200

Food—0.8%
Dole Food Co., Inc. 7.250%, 05/01/19 (144A)	4,300,000	4,380,625
Kraft Heinz Foods Co. 3.500%, 06/06/22	570,000	583,070
3.950%, 07/15/25	280,000	284,252
4.875%, 02/15/25 (144A)	1,157,000	1,236,811
5.000%, 07/15/35	250,000	259,644
5.000%, 06/04/42	130,000	132,342
5.200%, 07/15/45	390,000	407,063
Lamb Weston Holdings, Inc. 4.625%, 11/01/24 (144A) (a)	3,710,000	3,784,200
4.875%, 11/01/26 (144A) (a)	4,870,000	4,967,400
Post Holdings, Inc. 5.000%, 08/15/26 (144A) (a)	3,120,000	2,987,400
5.500%, 03/01/25 (144A) (a)	3,750,000	3,768,750
5.750%, 03/01/27 (144A) (a)	3,600,000	3,591,000
Smithfield Foods, Inc. 4.250%, 02/01/27 (144A)	1,020,000	1,031,995

		27,414,552

Food Service—0.2%
Aramark Services, Inc. 5.000%, 04/01/25 (144A) (a)	5,640,000	5,809,200

Healthcare-Products—0.7%
Abbott Laboratories 4.900%, 11/30/46 (a)	2,650,000	2,745,055
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp. 8.125%, 06/15/21 (144A)	4,570,000	3,987,325
Immucor, Inc. 11.125%, 08/15/19 (a)	4,810,000	4,677,725
Medtronic, Inc. 3.150%, 03/15/22	2,393,000	2,462,866
3.500%, 03/15/25	1,730,000	1,770,216
Universal Hospital Services, Inc. 7.625%, 08/15/20	8,015,000	7,974,925

		23,618,112

Healthcare-Services—1.7%
Centene Corp. 4.750%, 05/15/22	4,826,000	4,958,715
4.750%, 01/15/25	7,030,000	7,069,579
6.125%, 02/15/24	3,073,000	3,299,634
CHS/Community Health Systems, Inc. 6.250%, 03/31/23	4,220,000	4,293,850
DaVita, Inc. 5.000%, 05/01/25	6,110,000	6,125,275
Fresenius Medical Care U.S. Finance II, Inc. 4.750%, 10/15/24 (144A) (a)	700,000	710,500
5.875%, 01/31/22 (144A) (a)	3,225,000	3,491,063
HCA, Inc. 4.750%, 05/01/23	590,000	615,075
5.250%, 04/15/25	375,000	398,438
5.250%, 06/15/26	2,550,000	2,683,875

BHFTII-271

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
HCA, Inc. 5.375%, 02/01/25	4,615,000	$4,811,137
5.875%, 05/01/23	50,000	54,000
6.500%, 02/15/20	1,550,000	1,696,289
7.500%, 02/15/22 (a)	6,583,000	7,529,306
7.690%, 06/15/25	1,817,000	2,069,109
Humana, Inc. 4.800%, 03/15/47	800,000	836,314
IASIS Healthcare LLC / IASIS Capital Corp. 8.375%, 05/15/19 (a)	4,567,000	4,372,902
Tenet Healthcare Corp. 8.125%, 04/01/22 (a)	3,655,000	3,814,906

		58,829,967

Holding Companies-Diversified—0.1%
Co-operative Group Holdings, Ltd. 7.500%, 07/08/26 (GBP)	2,410,000	3,578,192

Home Builders—0.6%
Taylor Morrison Communities, Inc. / Monarch Communities, Inc. 5.250%, 04/15/21 (144A) (a)	3,955,000	4,073,650
5.625%, 03/01/24 (144A) (a)	6,000,000	6,210,000
5.875%, 04/15/23 (144A)	780,000	819,000
William Lyon Homes, Inc. 5.750%, 04/15/19	4,247,000	4,289,470
7.000%, 08/15/22	5,240,000	5,475,800

		20,867,920

Household Products/Wares—0.1%
ACCO Brands Corp. 5.250%, 12/15/24 (144A)	4,060,000	4,080,300

Housewares—0.1%
Newell Brands, Inc. 3.850%, 04/01/23	1,750,000	1,808,754
5.500%, 04/01/46 (a)	1,420,000	1,611,578

		3,420,332

Insurance—0.8%
American Equity Investment Life Holding Co. 6.625%, 07/15/21	1,630,000	1,691,125
American International Group, Inc. 3.750%, 07/10/25	1,380,000	1,372,304
6.250%, 03/15/87 (c)	453,000	462,060
AXA S.A. 8.600%, 12/15/30	1,320,000	1,833,480
Delphi Financial Group, Inc. 7.875%, 01/31/20	2,190,000	2,482,579
Liberty Mutual Insurance Co. 7.697%, 10/15/97 (144A)	2,600,000	3,352,297
Massachusetts Mutual Life Insurance Co. 4.900%, 04/01/77 (144A)	6,285,000	6,313,100
Prudential Financial, Inc. 5.625%, 06/15/43 (c)	550,000	589,325

Insurance—(Continued)
Prudential Financial, Inc. 5.875%, 09/15/42 (a) (c)	1,200,000	1,304,100
8.875%, 06/15/38 (c)	915,000	983,625
Teachers Insurance & Annuity Association of America 4.900%, 09/15/44 (144A)	1,771,000	1,915,227
6.850%, 12/16/39 (144A)	2,546,000	3,365,387
TIAA Asset Management Finance Co. LLC 4.125%, 11/01/24 (144A) (a)	1,807,000	1,841,360

		27,505,969

Internet—0.5%
Alibaba Group Holding, Ltd. 3.125%, 11/28/21	4,475,000	4,519,575
Cogent Communications Group, Inc. 5.375%, 03/01/22 (144A)	6,195,000	6,357,619
eBay, Inc. 3.800%, 03/09/22 (a)	1,095,000	1,139,535
Netflix, Inc. 5.500%, 02/15/22	2,453,000	2,606,313
Priceline Group, Inc. (The) 3.650%, 03/15/25	1,625,000	1,635,148

		16,258,190

Iron/Steel—0.4%
Vale Overseas, Ltd. 6.250%, 08/10/26	3,990,000	4,334,138
6.875%, 11/10/39 (a)	7,980,000	8,533,812

		12,867,950

Leisure Time—0.8%
Gibson Brands, Inc. 8.875%, 08/01/18 (144A) (a)	2,070,000	1,852,650
NCL Corp., Ltd. 4.625%, 11/15/20 (144A) (a)	2,590,000	2,645,038
4.750%, 12/15/21 (144A)	8,020,000	8,140,300
Silversea Cruise Finance, Ltd. 7.250%, 02/01/25 (144A)	3,825,000	4,016,250
Viking Cruises, Ltd. 8.500%, 10/15/22 (144A)	9,800,000	10,167,500
Vista Outdoor, Inc. 5.875%, 10/01/23 (a)	1,520,000	1,478,200

		28,299,938

Lodging—0.6%
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.875%, 04/01/27 (144A) (a)	5,820,000	5,878,200
MCE Finance, Ltd. 5.000%, 02/15/21 (144A) (a)	2,450,000	2,479,400
MGM Resorts International 6.000%, 03/15/23	5,592,000	6,039,360
6.625%, 12/15/21 (a)	4,180,000	4,624,125

		19,021,085

BHFTII-272

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Machinery-Construction & Mining—0.3%
BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.250%, 03/15/24 (144A) (a)	4,380,000	$4,484,025
Terex Corp. 5.625%, 02/01/25 (144A) (a)	4,740,000	4,811,100

		9,295,125

Media—2.9%
Altice Financing S.A. 6.625%, 02/15/23 (144A)	5,340,000	5,558,940
7.500%, 05/15/26 (144A) (a)	5,000,000	5,312,500
CCO Holdings LLC / CCO Holdings Capital Corp. 5.125%, 05/01/27 (144A)	4,670,000	4,693,350
5.375%, 05/01/25 (144A)	880,000	903,100
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, 07/23/22	2,180,000	2,298,878
4.908%, 07/23/25	9,064,000	9,577,639
CSC Holdings LLC 6.625%, 10/15/25 (144A) (a)	2,680,000	2,914,500
10.125%, 01/15/23 (144A)	1,125,000	1,305,000
10.875%, 10/15/25 (144A) (a)	6,447,000	7,752,517
DISH DBS Corp. 5.000%, 03/15/23 (a)	3,247,000	3,263,235
5.875%, 07/15/22 (a)	2,880,000	3,025,786
5.875%, 11/15/24 (a)	2,450,000	2,573,112
6.750%, 06/01/21	75,000	80,953
7.750%, 07/01/26 (a)	3,630,000	4,219,875
SFR Group S.A. 6.000%, 05/15/22 (144A)	7,185,000	7,445,456
6.250%, 05/15/24 (144A)	420,000	422,625
7.375%, 05/01/26 (144A)	7,840,000	8,075,200
Sinclair Television Group, Inc. 6.125%, 10/01/22	2,450,000	2,563,313
Time Warner Cable LLC 5.875%, 11/15/40	1,942,000	2,061,550
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.500%, 01/15/23 (144A) (a)	5,975,000	6,213,343
Univision Communications, Inc. 5.125%, 02/15/25 (144A) (a)	9,890,000	9,729,287
UPCB Finance IV, Ltd. 5.375%, 01/15/25 (144A)	2,296,000	2,310,350
Viacom, Inc. 3.875%, 04/01/24	240,000	240,546
Virgin Media Finance plc 6.000%, 10/15/24 (144A)	3,985,000	4,129,456
6.375%, 10/15/24 (GBP)	2,510,000	3,357,053
Virgin Media Secured Finance plc 5.500%, 08/15/26 (144A) (a)	2,000,000	2,030,000

		102,057,564

Metal Fabricate/Hardware—0.0%
Valmont Industries, Inc. 6.625%, 04/20/20	314,000	348,798

Mining—3.4%
Alcoa Nederland Holding B.V. 6.750%, 09/30/24 (144A) (a)	1,940,000	2,080,650
7.000%, 09/30/26 (144A) (a)	1,770,000	1,929,300
Anglo American Capital plc 2.625%, 04/03/17 (144A)	850,000	850,000
2.625%, 09/27/17 (144A) (a)	3,000,000	3,000,000
Barrick Gold Corp. 4.100%, 05/01/23 (a)	7,521,000	8,064,212
5.250%, 04/01/42	4,000,000	4,349,120
6.950%, 04/01/19 (a)	57,000	62,539
Barrick North America Finance LLC 4.400%, 05/30/21	97,000	103,977
5.750%, 05/01/43	11,289,000	13,082,608
BHP Billiton Finance USA, Ltd. 2.875%, 02/24/22	126,000	127,945
5.000%, 09/30/43	750,000	839,883
6.250%, 10/19/75 (144A) (c)	2,392,000	2,586,350
6.750%, 10/19/75 (144A) (c)	8,191,000	9,264,021
First Quantum Minerals, Ltd. 7.250%, 04/01/23 (144A) (a)	3,920,000	3,964,100
7.500%, 04/01/25 (144A) (a)	5,200,000	5,239,000
FMG Resources (August 2006) Pty, Ltd. 6.875%, 04/01/22 (144A) (a)	3,240,000	3,351,780
Freeport-McMoRan, Inc. 2.300%, 11/14/17	1,500,000	1,492,500
3.550%, 03/01/22 (a)	5,670,000	5,258,925
3.875%, 03/15/23 (a)	4,704,000	4,325,892
6.625%, 05/01/21 (144A)	680,000	691,900
6.750%, 02/01/22 (144A) (a)	1,453,000	1,489,325
Glencore Finance Canada, Ltd. 4.250%, 10/25/22 (144A) (a)	788,000	819,150
5.550%, 10/25/42 (144A) (a)	1,000,000	1,041,909
Glencore Funding LLC 4.000%, 04/16/25 (144A)	6,580,000	6,548,219
HudBay Minerals, Inc. 7.250%, 01/15/23 (144A) (a)	2,280,000	2,416,800
7.625%, 01/15/25 (144A) (a)	5,375,000	5,831,875
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/18 (144A) (d) (e)	952,902	23,822
Mirabela Nickel, Ltd. 1.000%, 09/10/44 (144A) (d) (f)	36,414	0
Rio Tinto Finance USA, Ltd. 3.750%, 06/15/25 (a)	7,330,000	7,620,011
Southern Copper Corp. 5.250%, 11/08/42	12,250,000	12,008,093
Yamana Gold, Inc. 4.950%, 07/15/24 (a)	9,130,000	9,175,650

		117,639,556

BHFTII-273

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—0.7%
CBC Ammo LLC / CBC FinCo, Inc. 7.250%, 11/15/21 (144A)	3,250,000	$3,233,750
CTP Transportation Products LLC / CTP Finance, Inc. 8.250%, 12/15/19 (144A)	6,240,000	5,491,200
General Electric Co. 4.500%, 03/11/44	260,000	279,708
5.000%, 01/21/21 (c)	9,740,000	10,275,700
5.300%, 02/11/21	187,000	207,071
5.875%, 01/14/38	250,000	315,537
6.875%, 01/10/39	2,088,000	2,964,995

		22,767,961

Oil & Gas—5.3%
Anadarko Finance Co. 7.500%, 05/01/31	80,000	101,599
Anadarko Petroleum Corp. 4.500%, 07/15/44	800,000	754,635
5.550%, 03/15/26	3,000,000	3,329,346
6.450%, 09/15/36	220,000	259,664
Apache Corp. 3.250%, 04/15/22	574,000	576,945
4.250%, 01/15/44	260,000	243,880
4.750%, 04/15/43	7,000,000	6,987,610
BP Capital Markets plc 3.119%, 05/04/26	6,580,000	6,439,214
Calumet Specialty Products Partners L.P. / Calumet Finance Corp. 6.500%, 04/15/21	5,190,000	4,392,037
11.500%, 01/15/21 (144A)	4,760,000	5,497,800
Chesapeake Energy Corp. 6.125%, 02/15/21 (a)	3,635,000	3,525,950
6.625%, 08/15/20	5,960,000	5,952,550
8.000%, 01/15/25 (144A) (a)	3,730,000	3,730,000
Concho Resources, Inc. 5.500%, 04/01/23 (a)	4,875,000	5,045,625
ConocoPhillips Holding Co. 6.950%, 04/15/29	375,000	484,554
CrownRock L.P. / CrownRock Finance, Inc. 7.125%, 04/15/21 (144A)	3,850,000	3,975,125
Devon Energy Corp. 3.250%, 05/15/22 (a)	2,035,000	2,015,940
5.000%, 06/15/45 (a)	2,110,000	2,117,035
5.600%, 07/15/41	110,000	116,330
5.850%, 12/15/25	970,000	1,112,601
Devon Financing Co. LLC 7.875%, 09/30/31	140,000	180,821
Diamondback Energy, Inc. 4.750%, 11/01/24 (144A) (a)	3,968,000	3,991,411
5.375%, 05/31/25 (144A) (a)	2,330,000	2,388,250
Ecopetrol S.A. 5.375%, 06/26/26	11,570,000	11,833,796
Ensco plc 4.500%, 10/01/24 (a)	2,827,000	2,381,748
5.200%, 03/15/25 (a)	1,044,000	905,670
8.000%, 01/31/24 (a)	2,816,000	2,851,200

Oil & Gas—(Continued)
EOG Resources, Inc. 3.150%, 04/01/25	1,248,000	1,218,129
4.150%, 01/15/26 (a)	1,665,000	1,739,407
EP Energy LLC / Everest Acquisition Finance, Inc. 8.000%, 02/15/25 (144A) (a)	4,190,000	3,896,700
Exxon Mobil Corp. 4.114%, 03/01/46 (a)	1,630,000	1,675,707
Kerr-McGee Corp. 6.950%, 07/01/24	290,000	342,368
7.875%, 09/15/31	285,000	365,274
MEG Energy Corp. 6.375%, 01/30/23 (144A)	7,655,000	6,841,656
7.000%, 03/31/24 (144A)	1,566,000	1,401,570
Noble Energy, Inc. 6.000%, 03/01/41	10,200,000	11,329,793
Oasis Petroleum, Inc. 6.875%, 01/15/23	2,007,000	2,042,123
Occidental Petroleum Corp. 3.125%, 02/15/22	110,000	112,276
3.500%, 06/15/25	1,850,000	1,868,211
4.625%, 06/15/45	230,000	240,433
Parsley Energy LLC / Parsley Finance Corp. 5.250%, 08/15/25 (144A) (a)	640,000	646,400
6.250%, 06/01/24 (144A)	5,360,000	5,681,600
PDC Energy, Inc. 7.750%, 10/15/22 (a)	5,100,000	5,367,750
Petrobras Global Finance B.V. 6.850%, 06/05/2115 (a)	17,700,000	15,775,125
QEP Resources, Inc. 5.250%, 05/01/23 (a)	2,650,000	2,598,034
6.875%, 03/01/21 (a)	1,050,000	1,115,625
Range Resources Corp. 4.875%, 05/15/25 (a)	2,875,000	2,752,812
5.000%, 03/15/23 (144A) (a)	3,249,000	3,200,265
Rice Energy, Inc. 6.250%, 05/01/22 (a)	4,978,000	5,127,340
7.250%, 05/01/23 (a)	460,000	489,900
RSP Permian, Inc. 6.625%, 10/01/22 (a)	4,284,000	4,508,910
Sanchez Energy Corp. 6.125%, 01/15/23 (a)	3,060,000	2,838,150
7.750%, 06/15/21	3,000,000	2,962,500
Shell International Finance B.V. 2.875%, 05/10/26 (a)	2,840,000	2,761,559
3.250%, 05/11/25	1,773,000	1,790,209
4.000%, 05/10/46	360,000	344,598
4.550%, 08/12/43	1,205,000	1,251,015
Valero Energy Corp. 9.375%, 03/15/19	1,230,000	1,398,525
WPX Energy, Inc. 5.250%, 09/15/24 (a)	3,160,000	3,057,300
6.000%, 01/15/22 (a)	680,000	691,900
8.250%, 08/01/23	5,720,000	6,363,500

		184,988,000

BHFTII-274

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas Services—0.6%
CGG S.A. 6.875%, 01/15/22	220,000	$101,750
Exterran Energy Solutions L.P. / EES Finance Corp. 8.125%, 05/01/25 (144A)	5,380,000	5,487,600
Halliburton Co. 3.800%, 11/15/25 (a)	1,210,000	1,225,239
4.850%, 11/15/35	2,000,000	2,111,766
5.000%, 11/15/45	3,200,000	3,371,501
KCA Deutag UK Finance plc 7.250%, 05/15/21 (144A) (a)	1,430,000	1,337,493
9.875%, 04/01/22 (144A)	6,800,000	6,978,500

		20,613,849

Packaging & Containers—1.0%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 6.000%, 02/15/25 (144A)	5,200,000	5,258,500
7.250%, 05/15/24 (144A)	6,000,000	6,420,000
BWAY Holding Co. 9.125%, 08/15/21 (144A) (a)	1,263,000	1,381,343
Flex Acquisition Co., Inc. 6.875%, 01/15/25 (144A) (a)	4,990,000	5,097,784
Graphic Packaging International, Inc. 4.750%, 04/15/21	1,400,000	1,459,500
4.875%, 11/15/22 (a)	1,337,000	1,400,508
Pactiv LLC 7.950%, 12/15/25	3,960,000	4,296,600
8.375%, 04/15/27	6,260,000	6,979,900
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.125%, 07/15/23 (144A) (a)	2,010,000	2,065,275
7.000%, 07/15/24 (144A) (a)	1,090,000	1,166,981
WestRock RKT Co. 4.000%, 03/01/23	140,000	144,502

		35,670,893

Pharmaceuticals—1.1%
Actavis Funding SCS 3.450%, 03/15/22	450,000	459,485
4.750%, 03/15/45 (a)	8,220,000	8,255,190
BioScrip, Inc. 8.875%, 02/15/21	3,662,000	3,148,111
DPx Holdings B.V. 7.500%, 02/01/22 (144A) (a)	2,030,000	2,142,919
Mead Johnson Nutrition Co. 4.125%, 11/15/25	1,653,000	1,731,891
Valeant Pharmaceuticals International, Inc. 5.375%, 03/15/20 (144A)	190,000	170,050
5.625%, 12/01/21 (144A)	2,740,000	2,205,700
5.875%, 05/15/23 (144A)	675,000	523,969
6.375%, 10/15/20 (144A)	4,080,000	3,692,400
6.500%, 03/15/22 (144A)	3,300,000	3,394,875
7.000%, 10/01/20 (144A)	520,000	473,200
7.000%, 03/15/24 (144A)	4,640,000	4,761,800

Pharmaceuticals—(Continued)
Valeant Pharmaceuticals International, Inc. 7.250%, 07/15/22 (144A)	4,280,000	$3,648,700
7.500%, 07/15/21 (144A)	2,230,000	1,954,037

		36,562,327

Pipelines—3.5%
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125%, 11/15/22 (144A)	3,185,000	3,224,813
El Paso Natural Gas Co. LLC 8.375%, 06/15/32	190,000	239,275
Energy Transfer Equity L.P. 5.500%, 06/01/27 (a)	1,376,000	1,437,920
5.875%, 01/15/24 (a)	1,638,000	1,740,375
Enterprise Products Operating LLC 3.700%, 02/15/26	1,072,000	1,072,289
3.750%, 02/15/25	2,100,000	2,111,978
3.900%, 02/15/24	225,000	230,283
4.742%, 08/01/66 (c)	1,059,000	1,056,353
Genesis Energy L.P. / Genesis Energy Finance Corp. 6.000%, 05/15/23	6,046,000	6,076,230
IFM U.S. Colonial Pipeline 2 LLC 6.450%, 05/01/21 (144A) (a)	2,500,000	2,694,725
Kinder Morgan, Inc. 5.550%, 06/01/45	4,130,000	4,219,819
7.800%, 08/01/31	67,000	83,878
MPLX L.P. 4.875%, 12/01/24	6,130,000	6,448,374
NGPL PipeCo LLC 7.119%, 12/15/17 (144A)	20,275,000	20,832,562
Niska Gas Storage, Ltd. / Niska Gas Storage Canada Finance Corp. 6.500%, 04/01/19	6,673,000	6,706,365
Northwest Pipeline LLC 4.000%, 04/01/27 (144A)	16,880,000	16,874,345
Regency Energy Partners L.P. / Regency Energy Finance Corp. 5.875%, 03/01/22	780,000	857,287
Rockies Express Pipeline LLC 5.625%, 04/15/20 (144A) (a)	1,298,000	1,366,145
6.875%, 04/15/40 (144A)	2,675,000	2,802,063
7.500%, 07/15/38 (144A) (a)	6,175,000	6,669,000
Sabine Pass Liquefaction LLC 5.750%, 05/15/24	2,648,000	2,885,793
Southern Natural Gas Co. LLC 5.900%, 04/01/17 (144A)	10,000	10,000
8.000%, 03/01/32	25,000	33,344
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 5.500%, 10/15/19 (a)	600,000	633,000
5.875%, 10/01/20 (a)	1,753,000	1,801,208
6.125%, 10/15/21 (a)	1,200,000	1,255,500
Williams Cos., Inc. (The) 7.750%, 06/15/31	1,563,000	1,836,525
8.750%, 03/15/32	20,194,000	25,494,925

		120,694,374

BHFTII-275

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—0.5%
CoreCivic, Inc. 4.125%, 04/01/20	1,260,000	$1,285,200
5.000%, 10/15/22	5,400,000	5,575,500
CTR Partnership L.P. / CareTrust Capital Corp. 5.875%, 06/01/21	2,410,000	2,470,250
Iron Mountain, Inc. 4.375%, 06/01/21 (144A) (a)	4,580,000	4,705,950
6.000%, 10/01/20 (144A) (a)	1,657,000	1,735,708
6.000%, 08/15/23	560,000	589,400

		16,362,008

Retail—1.5%
1011778 BC ULC / New Red Finance, Inc.
6.000%, 04/01/22 (144A) (a)	10,120,000	10,499,500
AutoZone, Inc. 2.500%, 04/15/21	800,000	792,497
CST Brands, Inc. 5.000%, 05/01/23	2,692,000	2,779,490
CVS Health Corp. 3.875%, 07/20/25	496,000	511,052
5.125%, 07/20/45	1,440,000	1,588,748
Dollar Tree, Inc. 5.750%, 03/01/23 (a)	11,372,000	12,111,180
Guitar Center, Inc. 6.500%, 04/15/19 (144A) (a)	2,370,000	1,990,800
Jo-Ann Stores Holdings, Inc. 9.750%, 10/15/19 (144A) (a) (b)	11,950,000	11,561,625
McDonald’s Corp. 2.750%, 12/09/20	441,000	446,927
3.700%, 01/30/26	1,047,000	1,070,870
4.600%, 05/26/45	1,259,000	1,279,693
PetSmart, Inc. 7.125%, 03/15/23 (144A) (a)	6,043,000	5,740,850
Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.875%, 03/01/27	1,290,000	1,270,650

		51,643,882

Savings & Loans—0.1%
Nationwide Building Society 6.875%, 06/20/19 (GBP) (c)	2,640,000	3,357,272

Semiconductors—0.2%
Analog Devices, Inc. 2.500%, 12/05/21	2,800,000	2,773,165
3.125%, 12/05/23 (a)	4,440,000	4,418,550

		7,191,715

Software—0.6%
First Data Corp. 5.750%, 01/15/24 (144A) (a)	1,468,000	1,514,242
7.000%, 12/01/23 (144A)	3,759,000	4,031,528
Microsoft Corp. 3.300%, 02/06/27	15,750,000	15,991,715
4.500%, 02/06/57	370,000	380,909

		21,918,394

Telecommunications—3.1%
British Telecommunications plc 9.125%, 12/15/30	4,915,000	7,352,383
CommScope Technologies LLC 5.000%, 03/15/27 (144A) (a)	2,510,000	2,506,110
CommScope, Inc. 5.500%, 06/15/24 (144A) (a)	2,200,000	2,274,954
Deutsche Telekom International Finance B.V. 2.485%, 09/19/23 (144A)	14,317,000	13,686,164
Frontier Communications Corp. 8.875%, 09/15/20 (a)	50,000	52,750
11.000%, 09/15/25 (a)	5,757,000	5,598,682
HC2 Holdings, Inc. 11.000%, 12/01/19 (144A)	2,150,000	2,193,000
Intelsat Jackson Holdings S.A. 7.250%, 04/01/19 (a)	3,690,000	3,519,338
Sprint Capital Corp. 8.750%, 03/15/32 (a)	3,360,000	4,040,400
Sprint Communications, Inc. 9.000%, 11/15/18 (144A)	3,570,000	3,886,837
11.500%, 11/15/21 (a)	3,483,000	4,371,165
Sprint Corp. 7.625%, 02/15/25 (a)	1,790,000	1,955,575
7.875%, 09/15/23 (a)	8,920,000	9,878,900
T-Mobile USA, Inc. 6.500%, 01/15/24 (a)	803,000	867,240
6.542%, 04/28/20 (a)	900,000	918,000
6.633%, 04/28/21	3,425,000	3,539,737
6.836%, 04/28/23 (a)	228,000	243,960
Telecom Italia S.p.A. 5.303%, 05/30/24 (144A) (a)	3,390,000	3,428,138
Telefonica Emisiones S.A.U. 4.103%, 03/08/27	4,430,000	4,461,263
Telefonica Europe B.V. 6.750%, 11/26/20 (GBP) (c)	2,400,000	3,233,024
Verizon Communications, Inc. 2.625%, 08/15/26 (a)	820,000	748,777
4.125%, 03/16/27	8,850,000	8,999,928
5.250%, 03/16/37	920,000	951,160
5.500%, 03/16/47	980,000	1,027,182
West Corp. 5.375%, 07/15/22 (144A)	11,454,000	11,253,555
Windstream Services LLC 6.375%, 08/01/23 (a)	265,000	235,188
7.750%, 10/15/20	5,925,000	6,013,875

		107,237,285

Textiles—0.1%
Cintas Corp. No. 2 2.900%, 04/01/22	1,560,000	1,578,194
3.700%, 04/01/27	2,870,000	2,932,624

		4,510,818

Transportation—0.4%
Navios Maritime Acquisition Corp. / Navios Acquisition Finance U.S., Inc. 8.125%, 11/15/21 (144A) (a)	4,670,000	4,074,575

BHFTII-276

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—(Continued)
SPL Logistics Escrow LLC / SPL Logistics Finance Corp. 8.875%, 08/01/20 (144A)	4,140,000	$3,632,850
XPO Logistics, Inc. 6.125%, 09/01/23 (144A)	1,830,000	1,903,200
6.500%, 06/15/22 (144A) (a)	3,690,000	3,874,500

		13,485,125

Trucking & Leasing—0.5%
Park Aerospace Holdings, Ltd. 5.250%, 08/15/22 (144A)	5,770,000	6,000,800
5.500%, 02/15/24 (144A) (a)	9,760,000	10,150,400

		16,151,200

Water—0.1%
Anglian Water Osprey Financing plc 5.000%, 04/30/23 (GBP)	2,650,000	3,537,791

Total Corporate Bonds & Notes (Cost $1,806,931,481)		1,855,447,689

Mortgage-Backed Securities—14.3%

Collateralized Mortgage Obligations—6.5%
American Home Mortgage Assets Trust 1.172%, 12/25/46 (c)	3,324,825	2,536,004
American Home Mortgage Investment Trust 1.562%, 11/25/45 (c)	616,287	533,489
Banc of America Funding Corp. 0.908%, 02/27/37 (144A) (c)	15,477,552	9,635,004
Banc of America Funding Trust 1.087%, 09/29/36 (144A) (c)	40,943,771	20,919,200
1.103%, 03/27/36 (144A) (c)	6,208,401	3,772,910
1.148%, 05/20/36 (c)	241,535	232,662
21.172%, 01/01/30 (144A) (c)	12,379,032	5,802,052
Banc of America Mortgage Trust 3.226%, 09/25/35 (c)	114,329	109,221
3.275%, 12/25/34 (c)	5,140	4,964
5.750%, 01/25/35	296,439	300,605
BCAP LLC Trust 0.988%, 10/28/36 (144A) (c)	3,146,933	3,015,005
3.433%, 05/26/47 (144A) (c)	7,838,062	5,907,030
Bear Stearns ALT-A Trust 3.196%, 08/25/34 (c)	7,823,329	7,957,639
Bear Stearns Asset-Backed Securities Trust 29.329%, 07/25/36 (c)	573,226	933,482
Citigroup Mortgage Loan Trust, Inc. 3.511%, 12/25/35 (c)	1,788,995	1,417,880
Countrywide Alternative Loan Trust 1.206%, 07/20/35 (c)	1,780,946	1,655,226
1.252%, 01/25/36 (c)	302,979	263,175
1.622%, 07/25/35 (c)	1,300,000	1,204,046
5.750%, 01/25/37	3,122,414	2,522,441
6.000%, 01/25/37	3,120,759	2,676,861
14.780%, 06/25/35 (c)	2,151,758	2,524,883

Collateralized Mortgage Obligations—(Continued)
Countrywide Alternative Loan Trust 19.855%, 02/25/36 (c)	1,962,957	2,103,897
24.673%, 07/25/36 (c)	3,381,678	4,746,727
33.110%, 08/25/37 (c)	1,757,990	2,736,286
Countrywide Alternative Loan Trust Resecuritization 6.000%, 08/25/37	4,056,101	3,073,757
Countrywide Home Loan Reperforming Loan REMIC Trust 1.342%, 03/25/35 (144A) (c)	654,187	575,183
5.438%, 03/25/35 (144A) (c) (d) (h)	7,955,462	1,012,688
Credit Suisse Mortgage Trust 0.978%, 06/27/46 (144A) (c)	3,327,557	3,167,958
25.126%, 02/25/36 (c)	1,915,757	2,510,826
DSLA Mortgage Loan Trust 1.188%, 03/19/45 (c)	166,694	147,656
Fannie Mae Connecticut Avenue Securities 6.232%, 10/25/23 (c)	2,780,000	3,172,817
Freddie Mac Structured Agency Credit Risk Debt Notes 5.482%, 02/25/24 (c)	2,210,000	2,485,561
5.632%, 10/25/28 (c)	12,940,000	14,026,420
5.732%, 10/25/24 (c)	5,925,000	6,537,566
GreenPoint MTA Trust 1.422%, 06/25/45 (c)	1,671,242	1,457,510
GSMPS Mortgage Loan Trust 1.382%, 04/25/36 (144A) (c)	901,612	741,756
HarborView Mortgage Loan Trust 1.228%, 01/19/36 (c)	1,082,681	710,280
1.778%, 11/19/34 (c)	1,918,824	1,717,814
1.982%, 10/25/37 (c)	1,844,564	1,721,276
Impac CMB Trust 1.622%, 09/25/34 (c)	7,962,674	7,540,340
Impac Secured Assets CMN Owner Trust 1.302%, 03/25/36 (c)	978,441	760,465
IndyMac INDX Mortgage Loan Trust 1.702%, 01/25/35 (c)	1,184,211	889,806
3.242%, 03/25/35 (c)	513,049	497,738
3.291%, 05/25/37 (c)	4,476,842	3,637,873
JPMorgan Mortgage Trust 2.500%, 03/25/43 (144A) (c)	15,257	15,112
6.500%, 01/25/36	120,640	104,813
JPMorgan Resecuritization Trust 0.988%, 07/27/46 (144A) (c)	4,369,501	4,232,485
Lehman Mortgage Trust 5.648%, 02/25/37 (c) (g) (h)	9,408,818	2,863,917
Lehman XS Trust 1.142%, 03/25/47 (c)	3,052,917	2,775,166
1.182%, 08/25/46 (c)	2,878,583	2,312,112
MASTR Adjustable Rate Mortgages Trust 3.263%, 11/25/35 (144A) (c)	65,275	48,742
MASTR Seasoned Securitization Trust 3.481%, 10/25/32 (c)	161,861	157,583
Merrill Lynch Mortgage Investors Trust 3.185%, 05/25/34 (c)	98,151	97,890
3.303%, 08/25/33 (c)	953,339	888,599

BHFTII-277

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Morgan Stanley Mortgage Loan Trust 1.302%, 01/25/35 (c)	1,019,565	$937,418
Mortgage Repurchase Agreement Financing Trust 1.972%, 05/10/19 (144A) (c)	2,830,000	2,817,995
New Residential Mortgage Loan Trust 4.250%, 09/25/56 (144A) (c)	8,220,873	8,280,829
Nomura Resecuritization Trust 0.968%, 05/26/46 (144A) (c)	17,785,312	11,978,016
1.038%, 02/26/46 (144A) (c)	4,868,000	4,272,627
1.038%, 07/26/37 (144A) (c)	2,504,920	2,437,294
NovaStar Mortgage Funding Trust 0.968%, 09/25/46 (c)	1,005,775	825,215
Prime Mortgage Trust 5.500%, 05/25/35 (144A)	973,610	972,951
6.000%, 05/25/35 (144A)	2,757,135	2,591,063
RBSGC Mortgage Loan Trust 1.432%, 01/25/37 (c)	879,948	535,997
Residential Accredit Loans, Inc. Trust 1.192%, 04/25/46 (c)	1,761,657	885,411
1.242%, 04/25/46 (c)	914,061	467,502
1.975%, 11/25/37 (c)	4,963,878	3,894,455
Residential Asset Securitization Trust 5.568%, 12/25/36 (c) (g) (h)	14,723,346	4,287,434
5.750%, 02/25/36	2,523,471	2,383,943
Sequoia Mortgage Trust 1.955%, 06/20/33 (c)	145,749	141,572
3.725%, 07/25/45 (144A) (c)	10,547	9,815
Structured Adjustable Rate Mortgage Loan Trust 2.284%, 09/25/37 (c)	5,235,422	4,547,499
3.216%, 01/25/35 (c)	662,019	624,735
3.438%, 09/25/35 (c)	915,982	750,366
3.785%, 03/25/34 (c)	119,634	116,848
Structured Asset Mortgage Investments Trust 1.192%, 05/25/46 (c)	255,601	192,878
1.262%, 02/25/36 (c)	4,650,597	3,952,081
3.167%, 08/25/35 (c)	91,547	93,532
Structured Asset Securities Corp. Trust 1.332%, 03/25/35 (c)	1,841,486	1,452,778
WaMu Mortgage Pass-Through Certificates Trust 1.252%, 12/25/45 (c)	782,784	742,188
1.272%, 07/25/45 (c)	484,651	464,247
1.866%, 03/25/47 (c)	2,756,559	2,221,415
2.678%, 09/25/36 (c)	953,968	853,371
2.682%, 08/25/33 (c)	1,963,760	1,883,485
2.826%, 10/25/34 (c)	858,467	859,017
5.698%, 04/25/37 (c) (g) (h)	13,500,140	3,509,519
Wells Fargo Mortgage-Backed Securities Trust 3.079%, 10/25/35 (c)	69,029	68,839
3.096%, 04/25/36 (c)	101,706	101,587
3.174%, 06/25/35 (c)	60,400	61,511

		223,607,831

Commercial Mortgage-Backed Securities—7.8%
BAMLL Mezzanine Securities Trust 9.392%, 12/15/19 (144A) (c)	5,700,000	5,573,602

Commercial Mortgage-Backed Securities—(Continued)
BAMLL Re-REMIC Trust 5.949%, 07/10/17 (144A) (c)	11,727,532	8,209,272
Banc of America Commercial Mortgage Trust 5.708%, 04/10/49 (c)	4,570,000	4,364,304
Bayview Commercial Asset Trust
Zero Coupon, 07/25/37 (144A) (d) (h)	3,816,979	0
Bear Stearns Commercial Mortgage Securities Trust 6.222%, 06/11/50 (c)	7,668,500	7,708,100
BLCP Hotel Trust 6.640%, 08/15/29 (144A) (c)	6,414,136	6,486,657
CGBAM Commercial Mortgage Trust 8.343%, 11/15/21 (144A) (c)	17,780,000	18,211,841
Citigroup Commercial Mortgage Trust 3.110%, 04/10/48 (144A)	1,400,000	1,000,624
3.208%, 07/10/47 (144A) (c)	4,398,000	2,816,810
3.856%, 09/15/27 (144A) (c)	7,250,000	6,854,291
6.127%, 12/10/49 (c)	9,063,000	5,991,139
Commercial Mortgage Pass-Through Certificates Mortgage Trust 3.000%, 12/10/47 (144A)	2,230,000	1,387,669
4.354%, 03/10/46 (144A) (c)	2,710,000	1,729,398
4.442%, 07/10/50 (c)	1,726,000	1,296,562
4.547%, 08/10/48 (144A) (c)	5,800,000	3,254,106
Credit Suisse Commercial Mortgage Trust 4.373%, 09/15/37 (144A)	3,920,000	3,361,799
5.373%, 12/15/39	857,851	817,199
6.228%, 06/15/38 (c)	4,190,444	2,241,888
CSAIL Commercial Mortgage Trust 4.394%, 11/15/49 (c)	3,688,000	3,411,304
DBUBS Mortgage Trust 3.750%, 08/10/44 (144A)	5,180,000	2,918,619
EQTY Mortgage Trust 4.297%, 05/08/31 (144A) (c)	10,780,000	10,716,324
5.597%, 05/08/31 (144A) (c)	11,009,372	10,796,387
GE Business Loan Trust 1.332%, 05/15/34 (144A) (c)	684,401	620,485
GE Commercial Mortgage Corp. Trust 5.677%, 12/10/49 (c)	240,000	155,382
GMAC Commercial Mortgage Securities, Inc. 5.349%, 11/10/45 (c)	1,989,485	1,562,516
GS Mortgage Securities Trust 4.000%, 10/10/49 (c)	3,800,000	3,728,212
4.530%, 05/10/49 (c)	5,755,000	6,072,231
4.646%, 06/10/47 (c)	5,993,000	6,032,787
5.622%, 11/10/39	2,506,057	2,359,703
Hyatt Hotel Portfolio Trust 7.137%, 11/15/19 (144A) (c)	3,500,000	3,539,422
JPMorgan Chase Commercial Mortgage Securities Trust 3.462%, 12/15/49 (c)	6,090,000	5,696,947
3.958%, 04/15/46 (c)	3,750,000	3,689,767
4.212%, 08/15/27 (144A) (c)	460,000	459,141
4.512%, 06/15/29 (144A) (c)	3,540,000	3,540,002
5.386%, 05/15/47 (c)	2,280,000	1,538,134
5.411%, 05/15/47	2,120,000	1,440,794

BHFTII-278

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
JPMorgan Chase Commercial Mortgage Securities Trust 5.502%, 06/12/47 (c)	6,170,000	$5,323,437
5.503%, 01/15/49 (c)	7,680,000	2,611,200
5.623%, 05/12/45	633,666	541,619
6.066%, 02/15/51 (c)	1,350,000	1,282,552
7.137%, 10/15/19 (144A) (c)	9,900,000	9,955,831
LB-UBS Commercial Mortgage Trust 6.253%, 09/15/45 (c)	1,100,000	935,000
Lone Star Portfolio Trust 7.812%, 09/15/28 (144A) (c)	5,545,947	5,365,323
8.130%, 09/15/20 (144A) (c)	5,030,418	4,985,470
ML-CFC Commercial Mortgage Trust 5.450%, 08/12/48 (c)	1,096,373	855,171
5.450%, 08/12/48 (144A) (c)	114,325	89,173
6.182%, 09/12/49 (c)	9,253,000	6,509,797
Morgan Stanley Bank of America Merrill Lynch Trust 4.297%, 12/15/49 (c)	4,870,000	4,694,987
4.529%, 10/15/48 (144A) (c)	9,534,000	6,015,060
Morgan Stanley Capital Trust 3.912%, 11/15/49 (c)	3,759,000	3,704,155
4.151%, 12/15/49 (c)	12,593,000	11,870,216
5.399%, 12/15/43	2,816,866	2,253,569
5.942%, 06/11/49 (c)	5,560,000	5,259,669
Multifamily Trust 12.193%, 04/25/46 (144A) (c)	15,065,192	16,352,136
UBS-Barclays Commercial Mortgage Trust 4.886%, 05/10/63 (144A) (c)	4,530,000	2,420,758
Wachovia Bank Commercial Mortgage Trust 5.477%, 01/15/45 (144A) (c)	6,466,500	6,047,320
Waterfall Commercial Mortgage Trust 4.104%, 09/14/22 (144A) (c) (d)	4,099,692	4,089,581
Wells Fargo Commercial Mortgage Trust 4.458%, 08/15/50	6,613,000	6,526,737
4.495%, 12/15/49 (c)	6,251,000	6,264,657
WF-RBS Commercial Mortgage Trust 3.016%, 11/15/47 (144A)	4,441,004	1,763,544
3.250%, 06/15/46 (144A)	8,240,000	5,752,603

		271,052,983

Total Mortgage-Backed Securities (Cost $497,648,591)		494,660,814

U.S. Treasury & Government Agencies—8.3%

Agency Sponsored Mortgage - Backed—6.6%
Fannie Mae 15 Yr. Pool 2.500%, TBA (i)	15,000,000	15,007,032
3.000%, TBA (i)	15,000,000	15,379,912
4.000%, 07/01/18	24,455	25,280
4.000%, 08/01/18	33,928	35,072
4.000%, 03/01/19	39,771	41,113
5.000%, 12/01/21	14,554	15,143
Fannie Mae 20 Yr. Pool 8.500%, 08/01/19	6,753	6,975

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 3.000%, TBA (i)	18,800,000	18,635,500
3.500%, TBA (i)	20,500,000	20,969,257
4.000%, TBA (i)	18,700,000	19,614,546
4.500%, 05/01/39	2,067,907	2,244,773
4.500%, 08/01/40	5,611,588	6,040,095
4.500%, 05/01/41	3,836,172	4,126,576
4.500%, 11/01/43	3,283,119	3,521,659
5.000%, 01/01/39	378,694	413,368
5.000%, 06/01/40	208,158	227,779
5.000%, 07/01/40	152,352	166,671
6.000%, 07/01/38	30,431	34,373
6.500%, 08/01/31	311	346
6.500%, 12/01/36	1,317	1,515
6.500%, 06/01/37	25,108	27,916
6.500%, 10/01/37	19,768	22,102
7.000%, 05/01/26	1,331	1,416
7.000%, 07/01/30	272	279
7.000%, 01/01/31	278	297
7.000%, 07/01/31	1,602	1,787
7.000%, 09/01/31	3,082	3,378
7.000%, 10/01/31	3,196	3,628
7.000%, 11/01/31	23,743	25,505
7.000%, 01/01/32	5,816	5,966
7.000%, 02/01/32	4,444	4,599
7.500%, 12/01/29	480	489
7.500%, 01/01/30	525	623
7.500%, 02/01/30	336	340
7.500%, 06/01/30	433	435
7.500%, 08/01/30	86	89
7.500%, 09/01/30	580	636
7.500%, 10/01/30	89	99
7.500%, 11/01/30	10,259	10,856
7.500%, 02/01/31	3,530	3,621
8.000%, 08/01/27	1,115	1,241
8.000%, 07/01/30	668	817
8.000%, 09/01/30	405	428
Fannie Mae REMICS (CMO) 1.332%, 05/25/34 (c)	140,516	140,087
4.500%, 06/25/29	296,072	314,242
9.750%, 11/25/18	74,086	77,154
9.750%, 08/25/19	23,367	24,316
Freddie Mac 30 Yr. Gold Pool 3.000%, 11/01/42	2,451,621	2,444,412
3.000%, TBA (i)	20,000,000	19,815,624
3.500%, TBA (i)	16,000,000	16,362,499
4.000%, 03/01/47	7,971,762	8,368,162
4.000%, TBA (i)	11,100,000	11,642,859
6.000%, 12/01/36	20,434	23,201
6.000%, 02/01/37	27,657	31,346
7.000%, 03/01/39	145,018	163,913
Freddie Mac Multifamily Structured Pass-Through Certificates 1.329%, 08/25/42 (c) (h)	70,400,000	3,956,832
Freddie Mac REMICS (CMO) 1,156.500%, 06/15/21 (h)	4	45

BHFTII-279

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 5.000%, 04/15/35	11,310	$12,629
5.500%, 01/15/34	58,621	66,084
5.500%, 04/15/34	19,134	21,728
5.500%, 07/15/34	101,985	114,799
5.500%, 10/15/34	72,058	80,343
5.750%, 10/15/38	99,428	112,489
6.000%, 02/15/33	1,900	2,197
6.000%, 03/15/33	7,689	8,814
6.000%, 06/15/33	5,279	6,100
6.000%, 07/15/33	7,912	9,165
6.000%, 09/15/33	6,680	7,566
6.000%, 10/15/33	3,126	3,569
6.000%, 08/15/34	31,245	35,566
6.500%, 03/15/29	3,071	3,484
6.500%, 02/15/32	1,110	1,304
6.500%, 03/15/32	1,137	1,320
6.500%, 11/15/32	4,372	5,028
7.000%, 03/15/31	196	207
Ginnie Mae II 30 Yr. Pool 3.000%, TBA (i)	18,500,000	18,661,875
3.500%, 03/20/45	325,879	338,351
3.500%, 03/20/46	529,408	553,252
3.500%, TBA (i)	25,000,000	25,921,875
4.000%, 03/20/47	9,980,829	10,551,543
5.000%, 08/20/34	73,134	80,528
5.500%, 03/20/34	8,898	10,203
6.000%, 05/20/32	12,315	13,833
6.000%, 11/20/33	14,783	17,038
Ginnie Mae II ARM Pool 2.320%, 01/20/60 (c)	717,517	737,038
2.692%, 05/20/60 (c)	640,874	663,461
Government National Mortgage Association (CMO) 0.665%, 03/16/47 (c) (h)	9,179,345	229,329
0.791%, 09/16/56 (c) (h)	9,845,355	592,594
0.879%, 04/16/52 (c) (h)	16,326,672	490,251
3.000%, 04/20/41	761,196	778,859

		230,120,646

Federal Agencies—0.1%
Tennessee Valley Authority 5.980%, 04/01/36	1,760,000	2,368,390

U.S. Treasury—1.6%
U.S. Treasury Bonds 2.875%, 11/15/46 (a)	5,940,000	5,763,422
3.375%, 05/15/44	1,160,000	1,237,892
3.750%, 11/15/43	380,000	432,399
U.S. Treasury Floating Rate Notes 0.950%, 10/31/17 (c)	10,000,000	10,010,440
1.054%, 01/31/18 (c)	10,000,000	10,022,500
U.S. Treasury Inflation Indexed Bonds 0.750%, 02/15/45 (j)	24,745,200	23,555,649

U.S. Treasury—(Continued)
U.S. Treasury Notes 1.875%, 01/31/22	1,290,000	1,287,177
2.000%, 12/31/21	125,000	125,478
2.125%, 02/29/24	2,690,000	2,675,498
2.250%, 02/15/27 (a)	5,000	4,936
2.375%, 08/15/24	10,000	10,080

		55,125,471

Total U.S. Treasury & Government Agencies (Cost $289,082,768)		287,614,507

Foreign Government—7.9%

Regional Government—0.6%
Japan Finance Organization for Municipalities 4.000%, 01/13/21	1,900,000	1,998,684
Provincia de Buenos Aires 6.500%, 02/15/23 (144A) (j)	18,940,000	18,981,668

		20,980,352

Sovereign—7.3%
Abu Dhabi Government International Bonds 3.125%, 05/03/26 (144A)	17,360,000	17,333,960
Argentine Bonos del Tesoro
18.200%, 10/03/21 (ARS)	300,000,000	20,861,089
22.750%, 03/05/18 (ARS)	104,350,000	7,188,367
Argentine Republic Government International Bonds 5.625%, 01/26/22 (144A)	2,570,000	2,631,680
6.875%, 04/22/21 (144A)	2,150,000	2,309,100
7.500%, 04/22/26 (144A) (a)	25,550,000	27,159,650
7.625%, 04/22/46 (144A)	1,170,000	1,190,475
Bahamas Government International Bonds 5.750%, 01/16/24 (144A)	1,500,000	1,537,500
Bermuda Government International Bonds 4.138%, 01/03/23 (144A)	2,000,000	2,047,280
Brazil Notas do Tesouro Nacional 10.000%, 01/01/21 (BRL)	25,000,000	8,043,159
10.000%, 01/01/23 (BRL)	26,922,000	8,632,356
Brazilian Government International Bonds 6.000%, 04/07/26 (a)	31,240,000	33,957,880
Ecuador Government International Bonds 10.750%, 03/28/22 (144A)	8,450,000	8,935,875
Indonesia Government International Bonds 4.750%, 01/08/26 (a)	7,000,000	7,453,901
5.125%, 01/15/45	3,000,000	3,179,160
5.250%, 01/17/42	23,090,000	24,695,863
Kuwait International Government Bonds 3.500%, 03/20/27 (144A)	9,350,000	9,455,188
Mexico Government International Bonds 4.125%, 01/21/26 (a)	8,170,000	8,398,760
4.750%, 03/08/44	28,210,000	27,434,225
Portugal Government International Bonds 5.125%, 10/15/24 (144A)	14,000,000	13,568,800

BHFTII-280

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Russian Federal Bonds - OFZ 7.050%, 01/19/28 (RUB)	1,079,240,000	$18,011,931

		254,026,199

Total Foreign Government (Cost $267,616,141)		275,006,551

Floating Rate Loans (k)—7.7%

Air Freight & Logistics—0.1%
XPO Logistics, Inc. Term Loan B, 3.250%, 11/01/21	3,316,484	3,331,289

Airlines—0.1%
Air Canada Term Loan B, 3.755%, 10/06/23	3,081,208	3,118,182

Building Materials—0.1%
Quikrete Holdings, Inc. 1st Lien Term Loan, 4.232%, 11/15/23	3,088,260	3,124,291

Commercial Services—0.7%
Acosta Holdco, Inc. Term Loan, 4.289%, 09/26/21	7,870,356	7,402,070
Jaguar Holding Co. II Term Loan B, 4.328%, 08/18/22	8,251,188	8,288,318
Prime Security Services Borrower LLC 1st Lien Term Loan, 4.250%, 05/02/22	8,269,275	8,354,920

		24,045,308

Distributors—0.2%
American Builders & Contractors Supply Co., Inc. Term Loan B, 3.732%, 10/31/23	8,115,000	8,160,647

Diversified Financial Services—0.0%
Nord Anglia Education Finance LLC Term Loan, 4.554%, 03/31/21	907,667	917,595

Electric—0.2%
Energy Future Intermediate Holding Co. LLC Term Loan, 4.304%, 06/30/17	6,240,991	6,246,190

Entertainment—0.4%
Lions Gate Entertainment Corp. 1st Lien Term Loan, 3.982%, 12/08/23	6,988,000	7,035,134
Scientific Games International, Inc. Term Loan B3, 4.846%, 10/01/21	6,909,667	7,003,956

		14,039,090

Food—0.2%
Albertson’s LLC Term Loan B6, 4.302%, 06/22/23	6,904,695	6,954,326

Healthcare-Services—0.3%
DaVita HealthCare Partners, Inc. Term Loan B, 3.732%, 06/24/21	3,392,558	3,436,467
MPH Acquisition Holdings LLC Term Loan B, 4.897%, 06/07/23	8,184,194	8,297,578

		11,734,045

Hotels, Restaurants & Leisure—0.1%
1011778 B.C. Unlimited Liability Co. Term Loan B3, 3.309%, 02/16/24	3,131,365	3,142,131

Insurance—0.4%
RPI Finance Trust Term Loan B5, 3.647%, 10/14/22	6,591,863	6,620,702
UFC Holdings LLC 1st Lien Term Loan, 4.250%, 08/18/23	8,447,550	8,507,139

		15,127,841

Internet—0.2%
Ancestry.com Operations, Inc. 1st Lien Term Loan, 4.250%, 10/19/23	7,959,600	8,042,515

Lodging—0.5%
Boyd Gaming Corp. Term Loan B2, 09/15/23 (l)	4,586,714	4,612,514
Hilton Worldwide Finance LLC Term Loan B2, 2.982%, 10/25/23	2,281,767	2,303,396
MGM Growth Properties Operating Partnership L.P. Term Loan B, 3.482%, 04/25/23	6,876,993	6,921,693
Station Casinos LLC Term Loan B, 3.450%, 06/08/23	3,562,055	3,579,420

		17,417,023

Machinery—0.1%
Zebra Technologies Corp. Term Loan B, 3.600%, 10/27/21	3,854,483	3,891,825

Media—0.5%
CBS Radio, Inc. Term Loan B, 4.500%, 10/17/23	3,079,777	3,112,885
Charter Communications Operating LLC Term Loan I Add, 3.232%, 01/15/24	4,535,639	4,563,674
Numericable U.S. LLC Term Loan B10, 4.289%, 01/14/25	6,664,298	6,680,958
Univision Communications, Inc. Term Loan C5, 3.750%, 03/15/24	3,491,244	3,471,061

		17,828,578

Oil & Gas—0.1%
Hercules Offshore LLC Term Loan, 05/06/20 (e) (g)	1,805,054	1,444,043

Packaging & Containers—0.8%
Berry Plastics Group, Inc. Term Loan I, 3.501%, 10/01/22	8,011,454	8,082,179

BHFTII-281

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Floating Rate Loans (k)—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
BWAY Holding Co. Term Loan B, 03/22/24 (l)	6,500,000	$6,495,938
Flex Acquisition Co., Inc. 1st Lien Term Loan, 4.250%, 12/29/23	3,096,000	3,122,124
Reynolds Group Holdings, Inc. Term Loan, 3.982%, 02/05/23	8,074,358	8,117,257

		25,817,498

Pharmaceuticals—0.3%
Catalent Pharma Solutions, Inc. Term Loan B, 3.750%, 05/20/21	1,963,928	1,988,889
Change Healthcare Holdings, Inc. Term Loan B, 03/01/24 (l)	7,100,000	7,120,711

		9,109,600

Professional Services—0.1%
Trans Union LLC Term Loan B2, 3.482%, 04/09/23	3,974,544	4,010,314

Real Estate—0.2%
Communications Sales & Leasing, Inc. Term Loan B, 4.000%, 10/24/22	8,248,602	8,243,405

Retail—1.2%
Academy, Ltd. Term Loan B, 5.055%, 07/01/22	9,859,183	7,367,688
Bass Pro Group LLC Term Loan B, 6.147%, 12/16/23	7,545,000	7,287,210
CWGS Group LLC Term Loan, 4.606%, 11/08/23	1,326,675	1,336,625
Leslie’s Poolmart, Inc. Term Loan, 4.774%, 08/16/23	3,134,250	3,151,228
Michaels Stores, Inc. Term Loan B1, 3.750%, 01/30/23	4,525,042	4,515,616
Party City Holdings, Inc. Term Loan, 3.872%, 08/19/22	4,320,788	4,316,545
Petco Animal Supplies, Inc. Term Loan B, 4.287%, 01/26/23	5,037,035	4,763,147
PetSmart, Inc. Term Loan B2, 4.020%, 03/11/22	9,425,208	9,038,774

		41,776,833

Software—0.1%
First Data Corp. Term Loan, 3.984%, 03/24/21	2,626,330	2,649,310

Telecommunications—0.5%
Level 3 Financing, Inc. Term Loan B, 3.227%, 02/22/24	6,960,000	6,975,660
UPC Financing Partnership Term Loan AP, 3.662%, 04/15/25	4,570,000	4,589,994
Virgin Media Bristol LLC Term Loan I, 3.662%, 01/31/25	2,865,395	2,876,140
Windstream Services LLC Term Loan B6, 4.950%, 03/29/21	3,339,911	3,376,791

		17,818,585

Textiles, Apparel & Luxury Goods—0.1%
Kate Spade & Co. Term Loan B, 4.000%, 04/10/21	3,740,409	3,743,525

Transportation—0.1%
Commercial Barge Line Co. 1st Lien Term Loan, 9.750%, 11/12/20	1,974,026	1,835,844

Trucking & Leasing—0.1%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. Term Loan B2, 03/20/22 (l)	2,500,000	2,537,847

Total Floating Rate Loans (Cost $268,593,607)		266,107,680

Asset-Backed Securities—3.3%

Asset-Backed - Home Equity—0.8%
Asset-Backed Securities Corp. Home Equity Loan Trust 3.762%, 04/15/33 (c)	4,048	3,998
Bear Stearns Asset-Backed Securities Trust 1.722%, 01/25/34 (c)	17,884	17,314
EMC Mortgage Loan Trust 1.228%, 05/25/43 (144A) (c)	599,039	587,415
1.428%, 05/25/43 (144A) (c)	7,660,000	6,519,412
Structured Asset Securities Corp. Mortgage Loan Trust 1.202%, 02/25/36 (144A) (c)	2,649,728	183,758
WaMu Asset-Backed Certificates Trust 1.152%, 07/25/47 (c)	28,781,549	19,962,738

		27,274,635

Asset-Backed - Manufactured Housing—0.5%
Conseco Financial Corp. 7.030%, 07/15/28	7,070,594	6,908,600
Greenpoint Manufactured Housing 4.412%, 03/18/29 (c)	400,000	371,749
4.412%, 02/20/30 (c)	350,000	318,780
4.890%, 06/19/29 (c)	325,000	300,235
Manufactured Housing Contract Trust Pass-Through Certificates 4.358%, 02/20/32 (c)	250,000	227,032
4.391%, 03/13/32 (c)	425,000	384,296
Origen Manufactured Housing Contract Trust 2.562%, 10/15/37 (c)	1,624,728	1,443,665
2.575%, 04/15/37 (c)	1,453,356	1,336,803
UCFC Manufactured Housing Contract 7.095%, 04/15/29 (c)	4,777,562	4,573,601

		15,864,761

Asset-Backed - Other—1.5%
Ammc CLO, Ltd. 6.962%, 04/17/29 (144A) (c)	8,100,000	7,707,264
Amortizing Residential Collateral Trust 2.782%, 08/25/32 (c)	33,113	30,620

BHFTII-282

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Applebee’s Funding LLC / IHOP Funding LLC 4.277%, 09/05/44 (144A)	5,210,000	$5,103,382
Bear Stearns Asset-Backed Securities Trust 6.000%, 10/25/36	1,917,984	1,422,241
Countrywide Asset-Backed Certificates Trust 2.857%, 06/25/34 (c)	146,363	138,057
Countrywide Revolving Home Equity Loan Resecuritization Trust 1.212%, 12/15/33 (144A) (c)	211,346	182,996
Countrywide Revolving Home Equity Loan Trust 0.910%, 07/15/36 (c)	416,297	363,392
Encore Credit Receivables Trust 2.017%, 10/25/35 (c)	2,327,806	1,538,120
First Horizon Asset-Backed Trust 1.142%, 10/25/34 (c)	29,244	28,605
GSAMP Trust 1.182%, 01/25/36 (c)	99,935	15,278
GSRPM Mortgage Loan Trust 1.282%, 03/25/35 (144A) (c)	493,228	485,638
Home Equity Mortgage Loan Asset-Backed Notes 1.152%, 04/25/36 (c)	136,337	100,475
HSI Asset Securitization Corp. Trust 1.402%, 11/25/35 (c)	4,000,000	3,646,384
Long Beach Mortgage Loan Trust 1.496%, 01/21/31 (c)	22,022	20,926
MidOcean Credit CLO IV 4.923%, 04/15/27 (144A) (c)	1,750,000	1,746,988
Oaktree CLO, Ltd. 6.630%, 10/20/27 (144A) (c)	7,050,000	6,705,453
Ocean Trails CLO 8.773%, 07/15/28 (144A) (c)	5,120,000	5,134,607
SACO I Trust 1.242%, 06/25/36 (c)	332,278	607,348
1.322%, 03/25/36 (c)	83,966	152,525
SBA Small Business Investment Cos. 2.845%, 03/10/27	12,860,000	12,908,444
SoFi Consumer Loan Program LLC 3.280%, 01/26/26 (144A)	5,838,613	5,866,515

		53,905,258

Asset-Backed - Student Loan—0.5%
DRB Prime Student Loan Trust 3.170%, 07/25/31 (144A)	3,844,342	3,870,513
National Collegiate Student Loan Trust 1.832%, 03/25/38 (c)	8,217,489	4,740,419
Nelnet Student Loan Trust Zero Coupon, 03/22/32 (c)	6,200,000	5,682,436
SoFi Professional Loan Program LLC Zero Coupon, 08/25/36 (144A) (d)	500	2,343,750

		16,637,118

Total Asset-Backed Securities (Cost $111,578,941)		113,681,772

Convertible Bonds—0.8%
Security Description	Shares/ Principal Amount*	Value

Energy-Alternate Sources—0.0%
LDK Solar Co., Ltd. 5.535%, 12/31/18 (e) (g)	341,970	7,192

Internet—0.1%
WebMD Health Corp. 2.625%, 06/15/23 (144A) (a)	3,630,000	3,446,231

Media—0.0%
Liberty Media Corp-Liberty Formula One 1.000%, 01/30/23 (144A)	1,330,000	1,462,169

Oil & Gas—0.3%
Chesapeake Energy Corp. 5.500%, 09/15/26 (144A)	2,680,000	2,775,475
Whiting Petroleum Corp. 1.250%, 04/01/20	7,350,000	6,403,687

		9,179,162

Semiconductors—0.4%
Microchip Technology, Inc. 1.625%, 02/15/27 (144A)	5,140,000	5,207,462
2.250%, 02/15/37 (144A) (a)	2,480,000	2,520,300
ON Semiconductor Corp. 1.625%, 10/15/23 (144A)	4,620,000	4,790,363

		12,518,125

Software—0.0%
Akamai Technologies, Inc. Zero Coupon, 02/15/19 (a)	1,710,000	1,691,831

Total Convertible Bonds (Cost $28,166,210)		28,304,710

Convertible Preferred Stocks—0.6%

Banks—0.2%
Wells Fargo & Co., Series L 7.500%, 12/31/49 (a)	4,965	6,156,600

Oil & Gas—0.2%
Sanchez Energy Corp. 6.500%, 12/31/49 (a)	229,650	8,308,967

Pharmaceuticals—0.2%
Allergan plc 5.500%, 03/01/18	9,490	8,064,412

Total Convertible Preferred Stocks (Cost $23,561,591)		22,529,979

BHFTII-283

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Municipals—0.3%

Security Description	Shares/ Principal/ Notional Amount*	Value
Brazos River Harbor, TX Navigation District Revenue Bonds Dow Chemical Co. Project 5.950%, 05/15/33	3,360,000	$3,553,032
Massachusetts State Development Finance Agency Revenue Board Institute, Inc. 5.375%, 04/01/41	400,000	449,712
Texas Brazos Harbor Industrial Development Corp., Environmental Facilities Revenue Dow Chemical Project. 5.900%, 05/01/38 (c)	1,505,000	1,559,090
Texas Municipal Gas Acquisition & Supply Corp. III 5.000%, 12/15/30	750,000	805,987
5.000%, 12/15/31	1,550,000	1,654,981
Virginia Housing Development Authority 6.000%, 06/25/34	757,195	812,849

Total Municipals (Cost $8,281,797)		8,835,651

Preferred Stocks—0.1%

Air Freight & Logistics—0.0%
CEVA Group plc - Series A2 (g)	864	172,744

Banks—0.1%
Citigroup Capital, 7.409% (c)	66,710	1,777,822
GMAC Capital Trust, 6.824% (c)	53,100	1,350,333

		3,128,155

Marine—0.0%
Tricer Tracking Preferred Equity Certificates, 8.000% (f) (g)	10,446,300	104,463

Oil & Gas—0.0%
Berry Petroleum Corp. (g)	82,628	1,115,478

Total Preferred Stocks (Cost $5,970,293)		4,520,840

Purchased Options—0.1%

Credit Default Swaptions—0.0%
Put - CDX.NA.HY.27, Exercise Price $104.00, Expires 06/21/17 (Counterparty - Barclays Bank plc)	68,171,400	207,476

Currency Option—0.1%
USD Put/MXN Call, Strike Price MXN 20.71, Expires 04/04/17 (Counterparty - Barclays Bank plc)	39,790,000	3,949,237

Total Purchased Options (Cost $954,029)		4,156,713

Common Stocks—0.0%
Security Description	Shares/ Principal/ Notional Amount*	Value

Air Freight & Logistics—0.0%
CEVA Group plc (g) (m)	399	49,875

Diversified Consumer Services—0.0%
Ascent CNR Corp. - Class A (f) (g) (m)	1,399,556	27,991

Household Durables—0.0%
Desarrolladora Homex S.A.B. de C.V. (m)	220,114	9,829

Marine—0.0%
Tricer Holdco SCA (f) (g) (m)	23,504	71,452

Media—0.0%
Cengage Learning, Inc.	10,995	115,447
ION Media Networks, Inc. (f) (g)	785	447,097

		562,544

Metals & Mining—0.0%
Mirabela Nickel, Ltd. (f) (g) (m)	7,827,755	6

Oil & Gas—0.0%
Berry Petroleum Corp. (g) (m)	74,879	823,669

Oil, Gas & Consumable Fuels—0.0%
Pacific Exploration and Production Corp. (m)	3,963	123,250

Total Common Stocks (Cost $5,171,113)		1,668,616

Warrant—0.0%

Sovereign—0.0%
Venezuela Government Oil-Linked Payment Obligation, Expires 04/15/20 (m) (Cost $0)	1,700	8,925

Escrow Shares—0.0%

Energy Equipment & Services—0.0%
Hercules Offshore, Inc. (f) (g)	10,611	2,992

		2,992

Forest Products & Paper—0.0%
Sino-Forest Corp. (f)	1,246,000	0
Sino-Forest Corp. (f)	500,000	0

		0

Oil & Gas—0.0%
Berry Petroleum Co. LLC 6.375%, 09/15/22 (f) (g)	1,040,000	0
6.750%, 11/01/20 (f) (g)	850,000	0

		0

Total Escrow Shares (Cost $476,680)		2,992

BHFTII-284

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Short-Term Investments—8.3%

Security Description	Shares/ Principal Amount*	Value

Discount Notes—4.7%
Federal Home Loan Bank 0.512%, 04/21/17 (n)	25,000,000	$24,991,375
0.515%, 04/24/17 (n)	75,000,000	74,969,775
0.585%, 04/26/17 (n)	25,000,000	24,988,975
Freddie Mac 0.890%, 09/15/17 (n)	40,000,000	39,844,160

		164,794,285

Repurchase Agreements—3.6%
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $52,303,574 on 04/03/17, collateralized by $55,160,100 U.S. Treasury Note at 2.125% due 06/30/22 with a value of $55,166,554.	52,300,000	52,300,000
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $72,360,117 on 04/03/17, collateralized by $72,530,000 U.S. Treasury Notes with rates ranging from 1.375% - 3.500%, maturity dates ranging from 05/15/20 - 05/31/20, with a value of $73,811,257.	72,359,575	72,359,575

		124,659,575

Total Short-Term Investments (Cost $289,453,298)		289,453,860

Securities Lending Reinvestments (o)—12.8%

Certificates of Deposit—8.4%
ABN AMRO Bank NV Zero Coupon, 05/05/17	5,882,979	5,895,162
Bank of America N.A. 1.271%, 07/11/17 (c)	18,000,000	18,019,048
Canadian Imperial Bank 1.392%, 10/27/17 (c)	3,500,000	3,504,210
1.454%, 05/24/17 (c)	2,751,609	2,750,962
Chiba Bank, Ltd., New York 1.100%, 04/07/17	2,000,000	2,000,022
1.240%, 05/11/17	3,500,000	3,500,931
Cooperative Rabobank UA New York 1.422%, 10/13/17 (c)	4,000,000	4,005,448
Credit Agricole Corporate and Investment Bank 1.491%, 04/12/17 (c)	9,000,000	9,001,017
Credit Industriel et Commercial 1.440%, 04/05/17 (c)	3,500,000	3,500,151
Credit Suisse AG New York 1.511%, 04/03/17 (c)	4,500,000	4,500,072
1.581%, 04/11/17 (c)	6,500,000	6,500,533
Danske Bank A/S London Zero Coupon, 05/12/17	10,968,162	10,988,670

Certificates of Deposit—(Continued)
DNB NOR Bank ASA 1.279%, 07/28/17 (c)	7,300,000	7,303,227
ING Bank NV 1.461%, 04/18/17 (c)	10,000,000	10,004,261
KBC Bank NV 1.120%, 05/08/17	2,500,000	2,500,375
1.150%, 04/18/17	10,000,000	10,000,900
1.150%, 04/27/17	10,000,000	9,994,100
Mitsubishi UFJ Trust and Banking Corp. 1.581%, 04/11/17 (c)	8,000,000	8,000,976
Mizuho Bank, Ltd., New York 1.339%, 08/02/17 (c)	3,000,000	3,001,728
1.591%, 04/11/17 (c)	8,000,000	8,000,608
1.643%, 04/18/17 (c)	6,800,000	6,800,986
National Australia Bank London 1.199%, 05/02/17 (c)	13,000,000	13,004,555
Natixis New York 1.241%, 08/03/17 (c)	10,000,000	10,006,440
1.444%, 04/07/17 (c)	3,500,000	3,500,193
Norinchukin Bank New York 1.346%, 08/21/17 (c)	8,000,000	8,002,504
1.451%, 07/12/17 (c)	15,000,000	15,013,275
Rabobank London 1.422%, 10/13/17 (c)	4,000,000	4,009,780
Royal Bank of Canada New York 1.340%, 04/04/17 (c)	3,500,000	3,499,913
1.422%, 10/13/17 (c)	2,000,000	2,003,578
Sumitomo Bank New York 1.410%, 05/05/17 (c)	5,000,000	5,000,974
Sumitomo Mitsui Banking Corp., New York 1.284%, 08/01/17 (c)	7,700,000	7,704,119
1.534%, 04/07/17 (c)	3,500,000	3,500,203
1.591%, 04/12/17 (c)	5,000,000	5,000,997
Sumitomo Mitsui Trust Bank, Ltd. 1.120%, 05/08/17	2,500,000	2,500,375
Sumitomo Mitsui Trust Bank, Ltd., New York 1.359%, 06/02/17 (c)	1,000,000	1,000,648
1.558%, 04/10/17 (c)	6,000,000	6,000,756
1.572%, 04/26/17 (c)	14,000,000	14,004,634
Svenska Handelsbanken New York 1.508%, 05/18/17 (c)	10,000,000	10,005,170
Toronto Dominion Bank New York 1.221%, 03/13/18 (c)	10,300,000	10,296,371
1.330%, 01/10/18 (c)	5,000,000	5,000,980
UBS, Stamford 1.301%, 05/12/17 (c)	5,700,000	5,701,402
1.589%, 07/31/17 (c)	4,209,103	4,211,569
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (c)	7,000,000	7,011,445
1.452%, 04/26/17 (c)	7,300,000	7,301,942

		293,055,210

Commercial Paper—2.8%
Barton Capital S.A. 1.110%, 04/21/17	7,977,307	7,994,664

BHFTII-285

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (o)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Commonwealth Bank Australia 1.389%, 10/23/17 (c)	7,000,000	$7,008,554
DCAT LLC 1.200%, 04/11/17	2,597,227	2,599,282
Den Norske ASA 1.432%, 04/27/17 (c)	7,300,000	7,301,577
HSBC plc 1.442%, 04/25/17 (c)	17,400,000	17,403,132
Kells Funding LLC 1.100%, 06/05/17	7,371,510	7,384,066
LMA S.A. & LMA Americas 1.090%, 05/10/17	1,994,066	1,997,562
1.120%, 04/13/17	6,980,400	6,997,508
Macquarie Bank, Ltd. 1.120%, 04/20/17	5,983,200	5,996,106
1.120%, 04/24/17	6,481,800	6,495,092
Ridgefield Funding Co. LLC 1.184%, 09/07/17 (c)	3,000,000	2,999,646
Sheffield Receivables Co. 1.170%, 04/04/17	4,486,984	4,499,672
Versailles Commercial Paper LLC 1.120%, 04/24/17	6,980,400	6,995,709
Westpac Banking Corp. 1.380%, 10/20/17 (c)	11,600,000	11,621,023

		97,293,593

Repurchase Agreements—0.8%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 01/25/17 at 1.460% to be repurchased at $2,012,897 on 07/03/17, collateralized by various Common Stock with a value of $2,200,000.	2,000,000	2,000,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $7,968 on 04/03/17, collateralized by $8,061 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $8,126.	7,967	7,967
Deutsche Bank AG, London Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $5,003,250 on 04/03/17, collateralized by $772,491 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $5,489,933.	5,000,000	5,000,000
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $500,054 on 04/03/17, collateralized by $77,249 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $548,993.	500,000	500,000

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $9,554,720 on 06/02/17, collateralized by various Common Stock with a value of $10,450,000.	9,500,000	9,500,000
Goldman Sachs & Co. Repurchase Agreement dated 03/31/17 at 0.790% to be repurchased at $523,453 on 04/03/17, collateralized by $2,621,609 U.S. Government Agency Obligations with rates ranging from 2.000% - 10.500%, maturity dates ranging from 06/20/17 - 03/20/47, with a value of $533,887.	523,419	523,419
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $9,593,021 on 07/03/17, collateralized by various Common Stock with a value of $10,450,000.	9,500,000	9,500,000

		27,031,386

Time Deposits—0.8%
OP Corporate Bank plc 1.180%, 04/24/17	6,000,000	6,000,000
1.200%, 04/10/17	6,000,000	6,000,000
Shinkin Central Bank 1.350%, 04/21/17	2,500,000	2,500,000
1.440%, 04/26/17	9,600,000	9,600,000
1.440%, 04/27/17	2,000,000	2,000,000

		26,100,000

Total Securities Lending Reinvestments (Cost $443,332,864)		443,480,189

Total Investments—118.0% (Cost $4,046,819,404) (p)		4,095,481,488
Other assets and liabilities (net)—(18.0)%		(625,791,464)

Net Assets—100.0%		$3,469,690,024

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $421,163,215 and the collateral received consisted of cash in the amount of $443,196,132. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.

BHFTII-286

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2017, the market value of restricted securities was $12,090,434, which is 0.3% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(f)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent less than 0.05% of net assets.
(g)	Illiquid security. As of March 31, 2017, these securities represent 0.4% of net assets.
(h)	Interest only security.
(i)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(j)	Principal amount of security is adjusted for inflation.
(k)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(l)	This loan will settle after March 31, 2017, at which time the interest rate will be determined.
(m)	Non-income producing security.
(n)	The rate shown represents current yield to maturity.
(o)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(p)	As of March 31, 2017, the aggregate cost of investments was $4,046,819,404. The aggregate unrealized appreciation and depreciation of investments were $110,368,012 and $(61,705,928), respectively, resulting in net unrealized appreciation of $48,662,084.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2017, the market value of 144A securities was $1,158,546,896, which is 33.4% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(ARS)—	Argentine Peso
(BRL)—	Brazilian Real
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(GBP)—	British Pound
(REMIC)—	Real Estate Mortgage Investment Conduit
(RUB)—	Russian Ruble

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Alta Wind Holdings LLC, 7.000%, 06/30/35	07/14/10	$1,510,573	$1,510,573	$1,655,888
Bayview Commercial Asset Trust, Zero Coupon, 07/25/37	11/23/10	3,816,979	363,806	0
Compiler Finance Sub, Inc., 7.000%, 05/01/21	04/10/15	70,000	57,210	35,000
Countrywide Home Loan Reperforming Loan REMIC Trust, 5.438%, 03/25/35	01/08/15	7,955,462	1,158,514	1,012,688
Midwest Vanadium Pty, Ltd., 11.500%, 02/15/18	05/05/11 - 05/24/11	952,902	982,680	23,822
Mirabela Nickel, Ltd., 1.000%, 09/10/44	09/10/14 - 10/21/16	36,414	32,881	0
NSG Holdings LLC / NSG Holdings, Inc., 7.750%, 12/15/25	01/25/13	2,725,307	2,881,959	2,929,705
SoFi Professional Loan Program LLC, Zero Coupon, 08/25/36	08/05/15	500	2,964,375	2,343,750
Waterfall Commercial Mortgage Trust, 4.104%, 09/14/22	09/08/15 - 11/18/16	4,099,692	4,086,170	4,089,581

				$12,090,434

BHFTII-287

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
ARS	232,614,000	Citibank N.A.	08/15/17	$13,881,602	$352,610
ARS	295,610,000	JPMorgan Chase Bank N.A.	11/15/17	17,013,525	326,405
AUD	2,855,001	Bank of America N.A.	04/20/17	2,179,108	1,480
EUR	4,157,919	Bank of America N.A.	04/20/17	4,390,285	48,535
EUR	3,968	Citibank N.A.	04/20/17	4,254	(18)
EUR	190,000	Citibank N.A.	04/20/17	204,889	(2,053)
EUR	349,008	Citibank N.A.	04/20/17	372,043	544
EUR	1,189,001	Citibank N.A.	04/20/17	1,281,464	(12,136)
GBP	1,000,000	Bank of America N.A.	04/20/17	1,251,090	2,276
GBP	28,020,000	Bank of America N.A.	04/20/17	34,990,115	129,213
IDR	470,282,000,000	Citibank N.A.	04/20/17	34,869,281	362,941
INR	4,073,010,000	Citibank N.A.	04/20/17	58,935,176	3,651,266
KRW	41,204,220,000	Barclays Bank plc	04/20/17	35,814,185	1,039,433
RUB	3,159,980,000	Barclays Bank plc	04/20/17	51,473,856	4,462,096
ZAR	32,010,000	Morgan Stanley & Co. International plc	04/20/17	2,485,711	(106,336)
ZAR	202,617,000	Morgan Stanley & Co. International plc	04/20/17	15,530,372	(469,395)

Contracts to Deliver
AUD	14,963,932	Barclays Bank plc	04/20/17	$11,208,883	$(220,245)
BRL	59,007,677	Goldman Sachs Capital Markets, Inc.	04/20/17	17,960,030	(818,041)
CAD	83,760,528	Barclays Bank plc	04/20/17	63,880,087	879,241
CNY	180,500,000	Citibank N.A.	04/20/17	25,714,082	(451,683)
EUR	647,001	Barclays Bank plc	04/20/17	696,268	5,557
EUR	407,001	Barclays Bank plc	04/20/17	434,077	(420)
EUR	1,998,001	Citibank N.A.	04/20/17	2,167,515	34,534
EUR	1,270,001	Citibank N.A.	04/20/17	1,349,833	(5,966)
EUR	1,256,406	Citibank N.A.	04/20/17	1,340,658	(628)
EUR	1,241,001	JPMorgan Chase Bank N.A.	04/20/17	1,311,398	(13,442)
GBP	39,900,000	Bank of America N.A.	04/20/17	50,072,904	63,582
GBP	6,205,525	Citibank N.A.	04/20/17	7,590,163	(187,633)
GBP	1,656,627	Citibank N.A.	04/20/17	2,075,627	(733)
GBP	1,700,000	JPMorgan Chase Bank N.A.	04/20/17	2,120,590	(10,133)
IDR	234,561	Citibank N.A.	04/20/17	17	—
IDR	237,292,010,000	JPMorgan Chase Bank N.A.	04/20/17	17,734,829	(42,430)
INR	2,905,580,000	JPMorgan Chase Bank N.A.	04/20/17	43,360,394	(1,287,155)
JPY	6,921,047,962	Citibank N.A.	04/20/17	60,136,485	(2,065,025)
JPY	2,184,390,000	JPMorgan Chase Bank N.A.	04/20/17	19,643,442	11,681
JPY	1,076,210,000	JPMorgan Chase Bank N.A.	04/20/17	9,407,841	(264,377)
JPY	864,048,572	JPMorgan Chase Bank N.A.	04/20/17	7,798,624	33,164
KRW	41,204,220,000	Barclays Bank plc	04/20/17	34,236,139	(2,617,480)
MXN	225,577,558	Goldman Sachs Capital Markets, Inc.	04/06/17	10,345,400	(1,699,421)
MXN	368,438,860	Citibank N.A.	04/20/17	16,849,852	(2,780,408)
NZD	100,000	Barclays Bank plc	04/20/17	71,164	1,093
NZD	7,800,000	Citibank N.A.	04/20/17	5,637,926	172,393
RUB	1,773,420,000	Barclays Bank plc	04/20/17	30,040,756	(1,351,194)
RUB	1,386,560,000	Barclays Bank plc	04/20/17	22,923,538	(1,620,463)
TWD	2,718,785,000	Citibank N.A.	04/20/17	84,776,583	(4,879,032)

Net Unrealized Depreciation					$(9,327,803)

BHFTII-288

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar Futures	06/19/17	1,819	USD	448,774,198	$109,526
90 Day Eurodollar Futures	12/17/18	1,296	USD	317,168,612	318,988
Euro-BTP Futures	06/08/17	814	EUR	106,006,033	400,719
Euro-Buxl 30 Year Bond Futures	06/08/17	151	EUR	25,259,249	206,224
U.S. Treasury Long Bond Futures	06/21/17	554	USD	81,895,777	1,671,660
U.S. Treasury Note 10 Year Futures	06/21/17	1,715	USD	212,965,266	659,422
U.S. Treasury Note 2 Year Futures	06/30/17	25	USD	5,410,198	1,130

Futures Contracts—Short
3 Month Euribor	12/17/18	(1,110)	EUR	(277,476,056)	(277,175)
90 Day Eurodollar Futures	06/17/19	(1,819)	USD	(444,442,250)	(485,150)
90 Day Eurodollar Futures	12/16/19	(1,296)	USD	(316,152,188)	(347,212)
Euro-Bobl Futures	06/08/17	(792)	EUR	(104,007,513)	(403,343)
Euro-Bund Futures	06/08/17	(973)	EUR	(158,426,315)	1,455,813
U.S. Treasury Note 5 Year Futures	06/30/17	(1,753)	USD	(206,219,131)	(155,534)
U.S. Treasury Note Ultra 10 Year Futures	06/21/17	(373)	USD	(48,978,462)	(962,741)
U.S. Treasury Ultra Long Bond Futures	06/21/17	(472)	USD	(74,705,412)	(1,109,587)

Net Unrealized Appreciation					$1,082,740

Written Options

Credit Default Swaptions	Strike Rate	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Put - CDS	$100.00	Barclays Bank plc	CDX.NA.HY.27	Sell	06/21/17	USD	(68,171,400)	$(163,611)	$(63,341)	$100,270

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
Pay	1 Day CDI	14.850%	01/04/21	Bank of America N.A.	BRL	190,843,760	$7,664,978	$—	$7,664,978

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3M NZD-BBR-FRA	2.103%	08/02/21	NZD	56,400,000	$(1,152,971)
Pay	3M NZD-BBR-FRA	2.105%	08/04/21	NZD	55,490,000	(1,133,792)
Pay	3M NZD-BBR-FRA	2.105%	08/04/21	NZD	55,490,000	(1,133,792)
Pay	3M LIBOR	1.185%	06/13/21	USD	56,430,000	(1,813,982)
Pay	3M LIBOR	1.340%	12/08/18	USD	913,070,000	(3,222,726)
Pay	3M LIBOR	1.355%	12/13/18	USD	851,950,000	(2,844,687)
Receive	3M CDOR	1.085%	12/09/18	CAD	1,116,900,000	(84,407)
Receive	3M LIBOR	1.081%	08/02/21	USD	38,970,000	1,486,151
Receive	3M LIBOR	1.142%	08/04/21	USD	38,950,000	1,389,540
Receive	3M LIBOR	1.144%	08/04/21	USD	38,950,000	1,386,280
Receive	3M LIBOR	1.580%	06/13/26	USD	56,280,000	3,751,265
Receive	3M LIBOR	1.674%	11/30/22	USD	99,324,000	2,427,122
Receive	3M STIBOR	0.220%	03/14/19	SEK	3,817,370,000	(522,930)
Receive	6M LIBOR	0.664%	12/06/18	GBP	713,670,000	(1,011,203)

Net Unrealized Depreciation						$(2,480,132)

BHFTII-289

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)		Unrealized Depreciation
CDX.NA.HY.27	(5.000%)	12/20/21	3.088%	USD	56,137,950	$(2,607,476)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)		Unrealized Appreciation
CDX.NA.IG.28	1.000%	06/20/22	0.662%	USD	80,160,000	$67,430

Securities in the amount of $7,908,335 have been received at the custodian bank as collateral for OTC swap contracts.

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNY)—	Chinese Yuan
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NZD)—	New Zealand Dollar
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand
(BBR)—	Bank Bill Rate
(CDI)—	Brazil Interbank Deposit Rate
(CDOR)—	Canadian Dollar Offered Rate
(CDS)—	Credit Default Swap
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(EURIBOR)—	Euro InterBank Offered Rate
(LIBOR)—	London Interbank Offered Rate
(STIBOR)—	Stockholm Interbank Offered Rate

BHFTII-290

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$1,855,447,689	$0	$1,855,447,689
Total Mortgage-Backed Securities*	—	494,660,814	—	494,660,814
Total U.S. Treasury & Government Agencies*	—	287,614,507	—	287,614,507
Total Foreign Government*	—	275,006,551	—	275,006,551
Total Floating Rate Loans*	—	266,107,680	—	266,107,680
Total Asset-Backed Securities*	—	113,681,772	—	113,681,772
Total Convertible Bonds*	—	28,304,710	—	28,304,710
Total Convertible Preferred Stocks*	22,529,979	—	—	22,529,979
Total Municipals	—	8,835,651	—	8,835,651
Preferred Stocks
Air Freight & Logistics	—	172,744	—	172,744
Banks	3,128,155	—	—	3,128,155
Marine	—	—	104,463	104,463
Oil & Gas	—	1,115,478	—	1,115,478
Total Preferred Stocks	3,128,155	1,288,222	104,463	4,520,840
Total Purchased Options*	—	4,156,713	—	4,156,713
Common Stocks
Air Freight & Logistics	—	49,875	—	49,875
Diversified Consumer Services	—	—	27,991	27,991
Household Durables	9,829	—	—	9,829
Marine	—	—	71,452	71,452
Media	—	115,447	447,097	562,544
Metals & Mining	—	—	6	6
Oil & Gas	—	823,669	—	823,669
Oil, Gas & Consumable Fuels	123,250	—	—	123,250
Total Common Stocks	133,079	988,991	546,546	1,668,616
Total Warrant*	—	8,925	—	8,925
Total Escrow Shares*	—	—	2,992	2,992
Total Short-Term Investments*	—	289,453,860	—	289,453,860
Total Securities Lending Reinvestments*	—	443,480,189	—	443,480,189
Total Investments	$25,791,213	$4,069,036,274	$654,001	$4,095,481,488

Collateral for Securities Loaned (Liability)	$—	$(443,196,132)	$—	$(443,196,132)

BHFTII-291

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$11,578,044	$—	$11,578,044
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(20,905,847)	—	(20,905,847)
Total Forward Contracts	$—	$(9,327,803)	$—	$(9,327,803)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,823,482	$—	$—	$4,823,482
Futures Contracts (Unrealized Depreciation)	(3,740,742)	—	—	(3,740,742)
Total Futures Contracts	$1,082,740	$—	$—	$1,082,740
Written Options at Value	$—	$(63,341)	$—	$(63,341)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$10,507,788	$—	$10,507,788
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(15,527,966)	—	(15,527,966)
Total Centrally Cleared Swap Contracts	$—	$(5,020,178)	$—	$(5,020,178)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$7,664,978	$—	$7,664,978

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2017 is not presented.

Transfers from Level 3 to Level 2 in the amount of $3,234,265 were due to the initiation of a vendor or broker providing prices that are based on market activity which has been determined to be significant observable inputs. Transfers from Level 1 to Level 3 in the amount of $31,729 were due to a decline in market activity for significant observable inputs, which resulted in a lack of available market inputs to determine price.

BHFTII-292

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—88.8% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—28.1%
Fannie Mae 15 Yr. Pool 2.500%, TBA (a)	9,400,000	$9,404,407
3.000%, TBA (a)	6,200,000	6,357,030
3.500%, TBA (a)	15,000,000	15,608,332
4.500%, 03/01/20	47,553	48,769
5.000%, 03/01/18	24,257	24,929
Fannie Mae 20 Yr. Pool 4.500%, 11/01/31	887,722	954,583
4.500%, 12/01/31	1,220,963	1,312,722
Fannie Mae 30 Yr. Pool 3.000%, 09/01/42	9,796,691	9,766,350
3.000%, 11/01/46	7,098,897	7,041,659
3.000%, TBA (a)	37,400,000	37,072,750
3.500%, TBA (a)	14,900,000	15,241,070
4.000%, 02/01/40	843,779	896,985
4.000%, 06/01/42	7,564,772	8,040,112
4.000%, 07/01/42	3,850,464	4,052,075
4.000%, 05/01/43	18,270,012	19,363,677
4.000%, 10/01/43	10,085,699	10,690,222
4.000%, TBA (a)	58,000,000	60,836,560
4.500%, 04/01/41	10,354,710	11,146,679
4.500%, 10/01/41	6,766,058	7,272,555
4.500%, 07/01/44	286,190	309,957
4.500%, 10/01/44	1,775,121	1,920,971
4.500%, 01/01/45	155,683	169,300
4.500%, TBA (a)	5,100,000	5,468,156
5.000%, 07/01/33	282,694	309,990
5.000%, 09/01/33	337,584	370,262
5.000%, 10/01/35	947,939	1,039,353
5.000%, 03/01/36	1,517,297	1,660,207
5.000%, 01/01/39	12,111	13,376
5.000%, 12/01/39	23,973	26,553
5.000%, 05/01/40	58,421	64,451
5.000%, 07/01/40	44,924	49,733
5.000%, 11/01/40	1,175,107	1,300,321
5.000%, 01/01/41	62,781	69,618
5.000%, 02/01/41	68,015	74,581
5.000%, 04/01/41	127,569	141,380
5.000%, 05/01/41	2,556,786	2,836,667
5.000%, 06/01/41	262,082	290,910
5.000%, 07/01/41	2,422,616	2,644,434
5.000%, TBA (a)	2,800,000	3,059,463
6.000%, 04/01/33	83,515	95,342
6.000%, 02/01/34	17,606	20,132
6.000%, 11/01/35	182,422	208,632
6.000%, 08/01/37	388,275	444,080
6.500%, 03/01/26	1,114	1,239
6.500%, 04/01/29	64,355	71,554
7.000%, 11/01/28	1,947	2,126
7.000%, 02/01/29	666	667
7.000%, 01/01/30	2,182	2,238
7.000%, 10/01/37	18,118	19,991
7.000%, 11/01/37	20,879	22,864
7.000%, 12/01/37	20,821	23,059
7.000%, 02/01/38	17,916	19,546
7.000%, 08/01/38	9,213	10,317

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 7.000%, 09/01/38	3,032	3,125
7.000%, 11/01/38	124,142	140,302
7.000%, 02/01/39	1,373,985	1,581,340
7.500%, 04/01/32	13,401	13,717
8.000%, 05/01/28	4,146	4,660
8.000%, 07/01/32	872	946
Fannie Mae Interest Strip (CMO) 3.500%, 11/25/41 (b)	2,836,262	499,742
4.000%, 04/25/42 (b)	3,911,951	727,835
4.500%, 11/25/39 (b)	2,210,182	453,270
Fannie Mae Pool 3.500%, 08/01/42	12,246,704	12,567,916
3.500%, 09/01/42	837,519	859,446
3.500%, 10/01/42	5,846,769	5,999,833
4.000%, 10/01/42	3,589,940	3,798,008
4.000%, 11/01/42	2,432,747	2,573,857
4.000%, 07/01/43	75,675	80,070
4.000%, 08/01/43	1,724,989	1,824,424
6.500%, 12/01/27	4,483	4,523
6.500%, 05/01/32	20,701	22,858
Fannie Mae REMIC Trust Whole Loan (CMO) 3.791%, 01/25/43 (c)	345,428	373,307
Fannie Mae REMICS (CMO) Zero Coupon, 03/25/42 (d)	593,832	546,125
3.000%, 12/25/27 (b)	8,049,203	753,916
5.168%, 03/25/42 (b) (c)	9,659,673	1,471,527
5.168%, 12/25/42 (b) (c)	1,088,656	244,077
5.500%, 07/25/41	8,362,992	9,533,168
5.500%, 04/25/42	2,454,150	2,720,059
5.548%, 01/25/41 (b) (c)	1,546,735	252,019
5.568%, 10/25/41 (b) (c)	6,018,701	981,201
5.668%, 02/25/41 (b) (c)	878,383	123,225
5.668%, 03/25/42 (b) (c)	2,335,741	391,976
6.000%, 05/25/42	1,596,725	1,806,309
6.500%, 06/25/39	290,377	319,725
6.500%, 07/25/42	2,899,290	3,305,216
9.750%, 11/25/18	279,881	291,472
9.750%, 08/25/19	85,677	89,159
Fannie Mae-ACES (CMO) 2.037%, 09/25/26	2,529,240	2,438,594
2.499%, 09/25/26	3,850,000	3,675,903
Freddie Mac 30 Yr. Gold Pool 3.000%, TBA (a)	10,000,000	9,907,812
3.500%, TBA (a)	36,700,000	37,531,483
4.000%, 07/01/43	5,418,015	5,742,264
4.000%, 08/01/43	5,349,709	5,669,873
4.000%, 03/01/47	24,712,461	25,941,303
4.500%, 06/01/38	1,856,282	1,996,430
5.000%, 08/01/33	26,886	29,527
5.000%, 06/01/41	5,867,052	6,471,217
6.000%, 10/01/36	995,243	1,135,859
6.500%, 09/01/39	351,892	398,090
8.000%, 12/01/19	149	149
8.000%, 09/01/30	3,822	4,468

BHFTII-293

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Non-Gold Pool 8.000%, 07/01/20	223	$224
Freddie Mac Gold Pool 3.500%, 10/01/42	1,251,767	1,283,657
3.500%, 02/01/44	565,193	579,629
4.000%, 04/01/43	1,886,916	1,996,254
4.000%, 08/01/43	1,131,486	1,196,717
Freddie Mac REMICS (CMO) 4.500%, 04/15/32	304,579	327,962
6.000%, 05/15/36	690,523	776,387
8.500%, 06/15/21	9,129	9,823
Ginnie Mae I 30 Yr. Pool 5.500%, 06/15/36	547,873	618,607
6.000%, 03/15/33	968,022	1,147,044
6.500%, 06/15/31	3,156	3,580
6.500%, 08/15/34	201,757	228,826
7.500%, 09/15/29	2,251	2,508
7.500%, 02/15/30	1,605	1,666
8.500%, 05/15/18	2,199	2,205
8.500%, 06/15/25	28,966	33,618
Ginnie Mae II 30 Yr. Pool 3.000%, 08/20/46	28,312,068	28,593,655
3.000%, TBA (a)	36,700,000	37,021,125
3.500%, TBA (a)	24,000,000	24,885,000
4.000%, 09/20/45	2,106,656	2,238,697
4.000%, 11/20/45	11,472,080	12,181,036
4.500%, 01/20/40	861,562	933,514
4.500%, 05/20/40	1,161,718	1,254,193
4.500%, 09/20/40	23,868	25,778
4.500%, 01/20/41	185,253	200,002
4.500%, 07/20/41	1,276,029	1,377,619
5.000%, 07/20/40	888,949	976,610
6.000%, 11/20/34	1,768	2,042
6.000%, 06/20/35	2,862	3,305
6.000%, 07/20/36	165,044	189,297
6.000%, 09/20/36	8,208	9,266
6.000%, 07/20/38	435,455	493,865
6.000%, 09/20/38	1,179,250	1,337,439
6.000%, 06/20/39	5,070	5,832
6.000%, 05/20/40	108,947	124,386
6.000%, 06/20/40	273,113	306,195
6.000%, 08/20/40	156,655	179,764
6.000%, 09/20/40	365,159	415,388
6.000%, 10/20/40	231,818	260,734
6.000%, 11/20/40	310,909	358,457
6.000%, 01/20/41	260,583	301,316
6.000%, 03/20/41	1,266,344	1,420,898
6.000%, 07/20/41	261,666	295,987
6.000%, 12/20/41	177,213	202,083
6.500%, 10/20/37	360,245	420,929
Government National Mortgage Association (CMO) 0.311%, 02/16/53 (b) (c)	14,848,258	392,433
0.471%, 05/16/54 (b) (c)	20,029,582	581,106
0.529%, 10/16/54 (b) (c)	32,693,310	1,131,816
0.555%, 02/16/48 (b) (c)	6,186,201	264,609

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO) 0.611%, 09/16/46 (b) (c)	38,709,704	$870,570
0.613%, 03/16/49 (b) (c)	12,030,296	343,588
0.748%, 05/16/54 (b) (c)	17,286,189	803,905
0.769%, 09/16/51 (b) (c)	68,559,201	3,527,117
0.788%, 06/16/55 (b) (c)	13,492,089	528,949
0.791%, 09/16/56 (b) (c)	22,669,678	1,364,492
0.830%, 11/16/55 (b) (c)	25,249,895	1,471,380
0.895%, 09/16/55 (b) (c)	20,086,227	1,129,963
1.074%, 09/16/44 (b) (c)	17,741,886	945,463
1.157%, 02/16/46 (b) (c)	24,491,425	1,468,168
1.160%, 12/20/60 (c)	18,135,892	17,988,383
1.180%, 12/20/60 (c)	6,046,942	6,006,340
1.260%, 03/20/61 (c)	4,993,727	4,972,806
1.280%, 12/20/60 (c)	44,489,249	44,322,440
5.172%, 08/16/42 (b) (c)	1,390,668	219,538
5.522%, 03/20/39 (b) (c)	345,251	29,216
5.672%, 01/20/40 (b) (c)	1,003,023	141,095

		615,920,757

Federal Agencies—39.6%
Federal Farm Credit Bank 0.650%, 06/19/17	15,000,000	14,993,730
0.800%, 03/08/18	20,000,000	19,937,480
1.100%, 06/01/18	20,000,000	20,010,000
1.250%, 01/17/19	25,000,000	24,951,450
1.950%, 11/15/17	19,980,000	20,106,433
Federal Home Loan Bank 0.625%, 10/26/17	18,000,000	17,964,846
0.750%, 11/17/17	25,000,000	24,959,375
0.875%, 03/19/18	20,000,000	19,954,240
1.875%, 11/29/21	49,000,000	48,819,582
2.125%, 06/09/23	17,700,000	17,578,383
2.250%, 09/08/17	28,000,000	28,154,448
2.750%, 06/08/18	15,000,000	15,276,015
5.250%, 12/11/20	12,000,000	13,480,752
Federal Home Loan Mortgage Corp. Zero Coupon, 11/29/19	10,000,000	9,520,520
0.750%, 04/09/18	9,000,000	8,964,432
0.875%, 10/12/18	20,000,000	19,891,560
1.125%, 04/15/19	30,000,000	29,854,830
1.500%, 01/17/20	10,000,000	9,984,070
5.000%, 12/14/18	12,741,000	13,517,258
Federal National Mortgage Association Zero Coupon, 10/09/19	50,000,000	47,724,000
1.250%, 05/06/21 (e)	20,000,000	19,536,020
1.875%, 09/24/26	7,000,000	6,506,983
2.125%, 04/24/26	10,000,000	9,555,890
2.625%, 09/06/24	22,000,000	22,336,072
Financing Corp. Fico Zero Coupon, 10/06/17	20,433,000	20,330,324
Zero Coupon, 05/11/18	40,000,000	39,437,080
Zero Coupon, 08/03/18	7,638,000	7,504,144
Zero Coupon, 12/27/18	16,254,000	15,836,028

BHFTII-294

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Financing Corp. Fico Zero Coupon, 06/06/19	26,414,000	$25,479,341
Zero Coupon, 09/26/19	14,535,000	13,991,842
National Archives Facility Trust 8.500%, 09/01/19	1,485,774	1,624,507
New Valley Generation II 5.572%, 05/01/20	6,078,275	6,427,775
Overseas Private Investment Corp. Zero Coupon, 11/17/17	4,700,000	5,038,179
Zero Coupon, 07/30/19	20,000,000	21,035,520
Zero Coupon, 11/13/19	5,000,000	5,263,400
2.310%, 11/15/30	8,386,629	7,935,965
3.330%, 05/15/33	6,592,985	6,629,761
3.490%, 12/20/29	12,039,369	12,336,381
Residual Funding Corp. Principal Strip Zero Coupon, 10/15/19	10,642,000	10,252,024
Zero Coupon, 07/15/20	10,000,000	9,416,550
Zero Coupon, 10/15/20	38,159,000	35,722,624
Zero Coupon, 01/15/21	20,000,000	18,543,140
Zero Coupon, 01/15/30	25,000,000	16,657,950
Zero Coupon, 04/15/30	8,000,000	5,294,200
Tennessee Valley Authority 1.750%, 10/15/18	20,000,000	20,154,520
3.875%, 02/15/21	35,000,000	37,623,705
4.500%, 04/01/18	20,000,000	20,656,720
5.500%, 07/18/17	23,306,000	23,617,811

		870,387,860

U.S. Treasury—21.1%
U.S. Treasury Inflation Indexed Bonds 0.625%, 02/15/43 (f)	10,349,094	9,621,428
1.375%, 02/15/44 (f)	28,127,790	31,011,029
U.S. Treasury Notes 0.625%, 05/31/17	5,000,000	4,999,475
0.750%, 02/28/18	10,000,000	9,971,880
1.000%, 11/30/18	13,000,000	12,955,306
1.250%, 12/15/18	22,000,000	22,012,034
1.375%, 10/31/20	58,560,000	57,919,471
1.500%, 02/28/23	49,960,000	48,297,281
1.500%, 03/31/23	22,000,000	21,241,176
1.625%, 04/30/19	28,260,000	28,455,390
1.625%, 06/30/20	49,000,000	49,040,180
1.875%, 10/31/17	15,000,000	15,077,340
2.000%, 11/30/22	56,000,000	55,792,184
2.000%, 02/15/25	99,000,000	96,815,070

		463,209,244

Total U.S. Treasury & Government Agencies (Cost $1,967,217,297)		1,949,517,861

Foreign Government—8.3%

Sovereign—8.3%
Colombia Government International Bonds 5.000%, 06/15/45	37,000,000	37,111,000

Sovereign—(Continued)
Colombia Government International Bonds 5.625%, 02/26/44	4,840,000	$5,263,500
Indonesia Government International Bonds 3.750%, 04/25/22 (144A)	410,000	418,229
3.750%, 04/25/22	1,900,000	1,938,133
4.875%, 05/05/21	2,957,000	3,159,803
5.875%, 03/13/20	310,000	338,984
5.875%, 01/15/24 (144A)	1,060,000	1,202,052
Israel Government AID Bonds Zero Coupon, 11/15/18	20,869,000	20,455,501
5.500%, 12/04/23	24,290,000	28,866,212
5.500%, 04/26/24	20,950,000	24,935,549
Peruvian Government International Bonds 5.625%, 11/18/50 (e)	4,000,000	4,765,000
Poland Government International Bonds 4.000%, 01/22/24	7,870,000	8,260,635
Ukraine Government AID Bonds 1.471%, 09/29/21	20,000,000	19,523,180
1.844%, 05/16/19	25,000,000	25,250,125

Total Foreign Government (Cost $179,766,203)		181,487,903

Corporate Bonds & Notes—7.6%

Banks—0.2%
Stadshypotek AB 1.875%, 10/02/19 (144A)	5,000,000	4,984,650

Chemicals—0.1%
Equate Petrochemical B.V. 4.250%, 11/03/26 (144A)	1,540,000	1,540,062

Diversified Financial Services—3.8%
COP I LLC 3.650%, 12/05/21	6,491,908	6,719,345
Postal Square L.P. 6.500%, 06/15/22	6,589,800	7,276,701
Private Export Funding Corp. 2.250%, 12/15/17	40,000,000	40,298,280
2.300%, 09/15/20	28,000,000	28,344,176

		82,638,502

Multi-National—0.1%
Asian Development Bank 2.125%, 03/19/25	2,000,000	1,945,328

Oil & Gas—0.3%
Ecopetrol S.A. 5.375%, 06/26/26	4,260,000	4,357,128
Petroleos Mexicanos 6.375%, 01/23/45	3,610,000	3,520,544

		7,877,672

BHFTII-295

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Sovereign—3.1%
National Credit Union Administration Guaranteed Notes Trust 3.000%, 06/12/19	19,650,000	$20,309,061
3.450%, 06/12/21	45,000,000	47,361,244

		67,670,305

Total Corporate Bonds & Notes (Cost $152,360,987)		166,656,519

Mortgage-Backed Securities—4.4%

Collateralized Mortgage Obligations—4.1%
Banc of America Funding Corp. 0.928%, 02/27/37 (144A) (c)	10,583,384	9,991,392
Banc of America Funding Trust 2.046%, 06/20/35 (c)	273,087	172,004
Banc of America Mortgage Trust 3.207%, 07/25/35 (c)	82,122	75,947
BCAP LLC Trust 0.928%, 11/27/36 (144A) (c)	15,475,766	14,564,380
Citigroup Mortgage Loan Trust 2.930%, 10/25/35 (c)	159,306	159,829
Countrywide Alternative Loan Trust 1.178%, 07/20/46 (c)	2,602,813	1,361,292
1.562%, 05/25/34 (c)	1,470,901	1,460,108
Countrywide Home Loan Reperforming Loan REMIC Trust 1.402%, 07/25/36 (144A) (c)	677,626	610,857
Fannie Mae Connecticut Avenue Securities 2.432%, 01/25/29 (c)	10,172,753	10,283,938
Freddie Mac Structured Agency Credit Risk Debt Notes 2.182%, 07/25/29 (c)	6,629,107	6,654,331
2.632%, 04/25/24 (c)	5,670,220	5,728,295
3.182%, 02/25/24 (c)	5,000,000	5,142,491
3.182%, 09/25/24 (c)	8,000,000	8,231,374
GMAC Mortgage Corp. Loan Trust 3.565%, 11/19/35 (c)	611,515	539,748
GSMPS Mortgage Loan Trust 3.526%, 06/25/34 (144A) (c)	3,788,076	3,581,264
GSR Mortgage Loan Trust 3.127%, 04/25/35 (c)	617,963	605,871
HarborView Mortgage Loan Trust 1.178%, 09/19/46 (c)	312,021	252,171
JPMorgan Mortgage Trust 2.899%, 06/25/34 (c)	171,494	169,654
MASTR Adjustable Rate Mortgages Trust 1.182%, 05/25/47 (c)	5,406,620	4,201,581
2.710%, 02/25/34 (c)	175,059	165,928
3.839%, 12/25/34 (c)	16,621	15,959
MASTR Reperforming Loan Trust 1.332%, 05/25/35 (144A) (c)	299,908	251,947
3.636%, 05/25/35 (144A) (c)	3,939,963	3,158,907
7.000%, 08/25/34 (144A)	378,392	378,260

Collateralized Mortgage Obligations—(Continued)
Morgan Stanley Mortgage Loan Trust 1.052%, 06/25/36 (c)	624,748	254,007
3.310%, 07/25/35 (c)	245,604	226,064
New Residential Mortgage Loan Trust 3.250%, 09/25/56 (144A) (c)	4,900,689	4,913,050
NovaStar Mortgage Funding Trust 0.968%, 09/25/46 (c)	1,976,869	1,621,975
Provident Funding Mortgage Loan Trust 3.043%, 10/25/35 (c)	84,184	82,417
3.214%, 05/25/35 (c)	405,642	404,743
RFMSI Trust 4.750%, 12/25/18	81,976	82,337
SACO I Trust 8.995%, 06/25/21 (144A) (c)	988,377	1,013,197
Structured Asset Mortgage Investments Trust 1.162%, 07/25/46 (c)	240,797	197,820
Structured Asset Securities Corp. 1.332%, 04/25/35 (144A) (c)	2,524,508	2,210,376
3.492%, 06/25/35 (144A) (c)	152,211	135,524
Structured Asset Securities Corp. Mortgage Loan Trust 1.782%, 09/25/33 (144A) (c)	29,394	29,146
WaMu Mortgage Pass-Through Certificates Trust 1.242%, 11/25/45 (c)	25,501	24,120
1.252%, 12/25/45 (c)	1,738,299	1,640,271
1.272%, 12/25/45 (c)	137,000	127,990
1.302%, 08/25/45 (c)	156,938	151,051

		90,871,616

Commercial Mortgage-Backed Securities—0.3%
FDIC Structured Sale Guaranteed Notes 2.980%, 12/06/20 (144A)	6,361,358	6,396,119

Total Mortgage-Backed Securities (Cost $97,983,428)		97,267,735

Asset-Backed Securities—3.3%

Asset-Backed - Credit Card—1.2%
American Express Credit Account Master Trust 1.362%, 09/16/24 (c)	4,160,000	4,186,174
Capital One Multi-Asset Execution Trust 1.820%, 09/15/22	17,500,000	17,491,304
2.000%, 01/17/23	5,030,000	5,046,592

		26,724,070

Asset-Backed - Home Equity—0.1%
EMC Mortgage Loan Trust 1.432%, 12/25/42 (144A) (c)	39,570	38,157
Home Equity Mortgage Loan Asset-Backed Trust 1.242%, 06/25/36 (c)	3,919,805	727,177
Morgan Stanley Mortgage Loan Trust 1.072%, 12/25/36 (c)	221,884	129,471
1.282%, 03/25/36 (c)	1,736,344	888,340

BHFTII-296

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Option One Mortgage Loan Trust 1.562%, 06/25/33 (c)	123,141	$115,719
Structured Asset Securities Corp. Mortgage Loan Trust 1.202%, 02/25/36 (144A) (c)	4,751,237	329,496

		2,228,360

Asset-Backed - Other—0.5%
Countrywide Home Equity Loan Trust 1.202%, 02/15/34 (c)	87,240	81,243
Countrywide Revolving Home Equity Loan Trust 0.910%, 07/15/36 (c)	825,416	720,518
GSR Mortgage Loan Trust 1.311%, 11/25/30 (c)	945	63
SACO I Trust 1.242%, 06/25/36 (c)	588,773	1,076,179
1.282%, 04/25/36 (c)	230,506	421,400
Towd Point Mortgage Trust 2.250%, 04/25/56 (144A) (c)	10,108,843	10,010,312

		12,309,715

Asset-Backed - Student Loan—1.5%
National Credit Union Administration Guaranteed Notes Trust 1.208%, 12/07/20 (c)	4,343,825	4,343,825
Nelnet Student Loan Trust 2.702%, 11/25/24 (c)	5,513,342	5,634,844
SLC Student Loan Trust 1.251%, 06/15/29 (c)	5,500,000	5,435,092
SLM Student Loan Trust 1.208%, 07/25/40 (c)	18,000,000	16,696,870

		32,110,631

Total Asset-Backed Securities (Cost $77,834,640)		73,372,776

Short-Term Investment—0.1%

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $1,779,478 on 04/03/17, collateralized by $1,695,000 U.S. Treasury Note at 3.500% due 05/15/20 with a value of $1,815,660.	1,779,464	1,779,464

Total Short-Term Investments (Cost $1,779,464)		1,779,464

Securities Lending Reinvestments (g)—0.3%
Security Description	Principal Amount*	Value

Repurchase Agreements—0.3%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/17 at 0.880% to be repurchased at $1,000,073 on 04/03/17, collateralized by $1,023,487 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.000%, maturity dates ranging from 03/15/18 - 08/15/25, with a value of $1,020,000.	1,000,000	1,000,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $30,647 on 04/03/17, collateralized by $31,006 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $31,258.	30,645	30,645
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $500,054 on 04/03/17, collateralized by $77,249 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $548,993.	500,000	500,000
Goldman Sachs & Co. Repurchase Agreement dated 03/31/17 at 0.790% to be repurchased at $1,163,864 on 04/03/17, collateralized by $5,828,978 U.S. Government Agency Obligations with rates ranging from 2.000% - 10.500%, maturity dates ranging from 06/20/17 - 03/20/47, with a value of $1,187,063.	1,163,788	1,163,788
Macquarie Bank, Ltd., London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $1,000,068 on 04/03/17, collateralized by $993,744 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $1,020,616.	1,000,000	1,000,000
Natixis New York Repurchase Agreement dated 03/31/17 at 0.980% to be repurchased at $1,300,106 on 04/03/17, collateralized by $1,521,847 U.S. Government Agency and Treasury Obligations with rates ranging from 1.343% - 6.000%, maturity dates ranging from 06/30/18 - 01/16/58, with a value of $1,326,108.	1,300,000	1,300,000

BHFTII-297

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $1,300,101 on 04/03/17, collateralized by $3,891,517 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $1,326,000.	1,300,000	$1,300,000

		6,294,433

Total Securities Lending Reinvestments (Cost $6,294,433)		6,294,433

Total Investments—112.8% (Cost $2,483,236,452) (h)		2,476,376,691
Other assets and liabilities (net)—(12.8)%		(281,196,761)

Net Assets—100.0%		$2,195,179,930

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Interest only security.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	Principal only security.
(e)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $6,107,443 and the collateral received consisted of cash in the amount of $6,294,433. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(f)	Principal amount of security is adjusted for inflation.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(h)	As of March 31, 2017, the aggregate cost of investments was $2,483,236,452. The aggregate unrealized appreciation and depreciation of investments were $37,858,814 and $(44,718,575), respectively, resulting in net unrealized depreciation of $(6,859,761).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2017, the market value of 144A securities was $65,757,377, which is 3.0% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar Futures	12/18/17	(230)	USD	(56,550,503)	$(58,248)
U.S. Treasury Long Bond Futures	06/21/17	(690)	USD	(103,419,922)	(662,266)
U.S. Treasury Note 5 Year Futures	06/30/17	(282)	USD	(33,281,459)	82,568

Net Unrealized Depreciation					$(637,946)

(USD)—	United States Dollar

BHFTII-298

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,949,517,861	$—	$1,949,517,861
Total Foreign Government*	—	181,487,903	—	181,487,903
Total Corporate Bonds & Notes*	—	166,656,519	—	166,656,519
Total Mortgage-Backed Securities*	—	97,267,735	—	97,267,735
Total Asset-Backed Securities*	—	73,372,776	—	73,372,776
Total Short-Term Investment*	—	1,779,464	—	1,779,464
Total Securities Lending Reinvestments*	—	6,294,433	—	6,294,433
Total Investments	$—	$2,476,376,691	$—	$2,476,376,691

Collateral for Securities Loaned (Liability)	$—	$(6,294,433)	$—	$(6,294,433)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$82,568	$—	$—	$82,568
Futures Contracts (Unrealized Depreciation)	(720,514)	—	—	(720,514)
Total Futures Contracts	$(637,946)	$—	$—	$(637,946)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-299

Brighthouse Funds Trust II

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by Brighthouse Investment Advisers, LLC (formerly, MetLife Advisers, LLC) (the “Adviser”) (each as “pricing services”), pursuant to authorization of and subject to general oversight by the Board of Trustees (the “Board” or “Trustees”) of the Brighthouse Funds Trust II (formerly, Metropolitan Series Fund) (the “Trust”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate trachnes, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Advisor may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines the NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines the NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including swaptions, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For

BHFTII-300

Brighthouse Funds Trust II

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other method.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

BHFTII-301

Item 2.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BRIGHTHOUSE FUNDS TRUST II

By:	/s/ Kristi Slavin
Kristi Slavin
President, Chief Executive Officer and Chairman of the Boards

Date: May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Slavin
Kristi Slavin
President, Chief Executive Officer and Chairman of the Boards

Date: May 23, 2017

By:	/s/ Peter H. Duffy
Peter H. Duffy
Chief Financial Officer and Treasurer

Date: May 23, 2017